JPMorgan Ultra-Short Municipal Income ETF
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
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J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 94.3% (a)
Alabama — 2.3%
Alabama Community College System, H. Council Trenholm State Rev., 3.00%, 8/1/2022	25,000	25,071
Alabama Drinking Water Finance Authority, Revolving Fund Loan
Series 2015A, Rev., 5.00%, 8/15/2022	50,000	50,391
Series 2013-A, Rev., 3.00%, 8/15/2023	50,000	50,766
Alabama Federal Aid Highway Finance Authority
Series 2012A, Rev., GAN, 5.00%, 9/1/2022	200,000	201,830
Series A, Rev., 5.00%, 9/1/2022	160,000	161,504
Rev., 5.00%, 9/1/2023	130,000	135,367
Series A, Rev., 5.00%, 9/1/2023	90,000	93,715
Series B, Rev., 5.00%, 9/1/2023 (b)	25,000	26,032
Alabama Highway Finance Corp., Special Obligation Series 2020A, Rev., 5.00%, 8/1/2023	75,000	77,880
Alabama Incentives Financing Authority, Special Obligation
Series 2012-A, Rev., 3.75%, 9/1/2022 (b)	80,000	80,500
Series 2012-A, Rev., 5.00%, 9/1/2022 (b)	100,000	100,940
Alabama Public Health Care Authority (The), Publica Health Facilities
Rev., 5.00%, 9/1/2022	35,000	35,318
Rev., 5.00%, 9/1/2023	100,000	104,065
Alabama Public School and College Authority, Capital Improvement
Series 2015C, Rev., 5.00%, 6/1/2022	100,000	100,000
Series C, Rev., 5.00%, 9/1/2022	360,000	363,211
Series 2020A, Rev., 5.00%, 11/1/2022	215,000	218,122
Series 2014-B, Rev., 5.00%, 1/1/2023	230,000	234,552
Series 2014-A, Rev., 5.00%, 2/1/2023	30,000	30,670
Series 2012B, Rev., 3.00%, 3/1/2023	40,000	40,050
Series 2013-C, Rev., 5.00%, 9/1/2023	100,000	103,888
Series 2013A, Rev., 3.25%, 6/1/2024	40,000	40,508
Series 2014-B, Rev., 5.00%, 1/1/2025	75,000	79,588
Alabama Special Care Facilities Financing Authority-Birmingham, Ascension Senior Credit Group Series 2006C-1, Rev., 1.85%, 11/1/2022 (c)	1,025,000	1,025,518
Alabama Special Care Facilities Financing Authority-Birmingham, Children's Hospital Health Care Facility Rev., 5.00%, 6/1/2023	1,105,000	1,140,038
Auburn University, General Fee
Series 2015B, Rev., 4.00%, 6/1/2022	50,000	50,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	255,000	255,000
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2016A, Rev., 5.00%, 6/1/2022	80,000	80,000
Series 2020A, Rev., 5.00%, 6/1/2022	90,000	90,000
Series 2020A, Rev., 5.00%, 6/1/2023	10,000	10,337
Auburn Water Works Board Series 2020A, Rev., 3.00%, 9/1/2022	345,000	346,478
Autauga County Board of Education Rev., 5.00%, 4/1/2024	30,000	31,629
Baldwin County Board of Education, School Warrants
Rev., 3.13%, 6/1/2022 (b)	40,000	40,000
Rev., 5.00%, 6/1/2022 (b)	80,000	80,000
Rev., 5.00%, 6/1/2023	60,000	61,975
Birmingham-Jefferson Civic Center Authority, Capital Appreciation NATL-RE, Zero Coupon, 9/1/2022 (b)	90,000	89,700
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023 (c)	245,000	249,893
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	40,000,000	41,267,232
Black Belt Energy Gas District, Gas Project No. 4 Series 2019A-1, Rev., 4.00%, 6/1/2022	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alabama — continued
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	62,055
Black Belt Energy Gas District, Gas Project No. 7
Series 2021C-1, Rev., 4.00%, 12/1/2023	2,300,000	2,345,179
Series 2021C-1, Rev., 4.00%, 12/1/2026 (c)	9,750,000	10,083,901
Black Belt Energy Gas District, Gas Supply Series 2017A, Rev., LIQ : Royal Bank of Canada, 4.00%, 7/1/2022 (c)	7,000,000	7,012,595
Board of Water and Sewer Commissioners of the City of Mobile Rev., 5.00%, 1/1/2027	160,000	162,740
Cherokee County Water and Sewer Authority Rev., 2.00%, 4/1/2023	165,000	165,313
City of Albertville, Tax Exempt Series 2018A, GO, 3.75%, 6/1/2022 (b)	80,000	80,000
City of Athens GO, 5.00%, 2/1/2023	50,000	51,120
City of Athens, Warrants Rev., 5.00%, 6/1/2022	120,000	120,000
City of Auburn GO, 5.00%, 11/1/2022	35,000	35,532
City of Auburn, Capital Improvement Series B, GO, 5.00%, 8/1/2022	125,000	125,385
City of Auburn, Warrant Series 2014A, GO, 5.00%, 12/1/2022	95,000	96,711
City of Birmingham
Series 2013A, GO, 5.00%, 3/1/2023 (b)	20,000	20,495
Series 2013A, GO, 5.00%, 3/1/2023 (b)	180,000	184,657
Series 2013-A, GO, 5.00%, 3/1/2023 (b)	105,000	107,717
City of Decatur, Sewer, Warrant
Rev., 3.00%, 8/15/2022 (b)	20,000	20,074
Rev., 3.38%, 8/15/2022 (b)	30,000	30,134
City of Graysville Rev., AGM, 5.38%, 6/1/2023 (b)	25,000	25,903
City of Guntersville, Warrants GO, 5.00%, 12/1/2022	20,000	20,058
City of Homewood, Warrants
GO, 5.00%, 9/1/2022	30,000	30,284
GO, 5.00%, 9/1/2023	50,000	52,045
GO, 2.00%, 3/1/2025	30,000	30,003
City of Huntsville, Warrants
Series 2020A, GO, 5.00%, 9/1/2022	75,000	75,720
Series 2020B, GO, 5.00%, 9/1/2022	125,000	126,200
Rev., 5.00%, 11/1/2022	50,000	50,783
Series 2020B, GO, 5.00%, 9/1/2023	30,000	31,246
Series 2013-C, GO, 5.00%, 11/1/2023 (b)	155,000	162,124
City of Irondale, Warrants GO, 4.00%, 10/1/2022	25,000	25,217
City of Madison, Warrants GO, 4.00%, 4/1/2023 (b)	20,000	20,413
City of Montgomery, Warrants
Series 2021B, GO, 3.00%, 12/1/2022	395,000	398,213
GO, 3.00%, 2/1/2023	15,000	15,150
City of Orange Beach, Warrants
GO, 3.00%, 8/1/2022 (b)	25,000	25,075
GO, 3.00%, 8/1/2022	135,000	135,395
GO, 3.13%, 8/1/2022 (b)	50,000	50,161
GO, 5.00%, 8/1/2022 (b)	185,000	186,168
City of Oxford Series 2012C, GO, 3.50%, 10/1/2022 (b)	25,000	25,184
City of Oxford, Warrants
Series 2015A, GO, 5.00%, 9/1/2022	110,000	111,012
GO, 3.25%, 10/1/2022 (b)	60,000	60,393
Series 2012C, GO, 5.00%, 10/1/2022 (b)	35,000	35,434

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alabama — continued
City of Trussville, Warrants
Series 2014A, GO, 5.00%, 10/1/2022	190,000	192,336
Series 2014A, GO, 5.00%, 10/1/2023 (b)	25,000	26,091
City of Tuscaloosa, Warrants
Series 2014A, GO, 5.00%, 7/1/2022	25,000	25,079
Series 2020A, GO, 3.00%, 10/1/2022	75,000	75,440
City of Vestavia GO, 5.00%, 8/1/2022	50,000	50,308
County of Baldwin, Warrants GO, 5.00%, 6/1/2022 (b)	75,000	75,000
County of Cullman, Warrants Rev., 3.00%, 5/1/2023 (b)	35,000	35,437
County of Jefferson, Warrants
Rev., 3.00%, 9/15/2022	125,000	125,553
Rev., 5.00%, 9/15/2022	35,000	35,354
County of Madison, Warrants Series 2019C, GO, 5.00%, 9/1/2022	25,000	25,233
County of Mobile Series 2014A, GO, 5.00%, 6/1/2022	40,000	40,000
County of Mobile, Warrants
Series 2020B, GO, 4.00%, 8/1/2022	45,000	45,209
Series 2012C, GO, 4.50%, 8/1/2022 (b)	80,000	80,438
Series 2012C, GO, 5.00%, 8/1/2022 (b)	140,000	140,884
Series 2020B, GO, 4.00%, 8/1/2023	25,000	25,673
GO, 5.00%, 8/1/2025 (b)	25,000	27,231
County of Montgomery, Warrants GO, 5.00%, 3/1/2023	45,000	46,164
Escambia County Board of Education Rev., 5.00%, 12/1/2022 (b)	50,000	50,896
Guntersville Water Works & Sewer Board Rev., 3.75%, 8/1/2022 (b)	30,000	30,122
Homewood Educational Building Authority
Series 2013A, Rev., AGM, 4.75%, 12/1/2022 (b)	540,000	548,870
Series 2013A, Rev., AGM, 5.00%, 12/1/2022 (b)	150,000	152,649
Series 2013A, Rev., 5.00%, 12/1/2022 (b)	300,000	305,298
Hoover City Board of Education 5.00%, 8/15/2022 (b)	50,000	50,391
Industrial Development Board of the City of Mobile Alabama
Series 2008, Rev., 2.90%, 12/12/2023 (c)	1,820,000	1,842,218
Series 2007A, Rev., 1.00%, 6/26/2025 (c)	100,000	95,356
Infirmary Health System Special Care Facilities Financing Authority of Mobile Series 2016A, Rev., 5.00%, 2/1/2024	250,000	261,879
Jacksonville Water Works Gas & Sewer Board Rev., 2.00%, 9/1/2022	25,000	25,037
Limestone County Water & Sewer Authority
Rev., 5.00%, 12/1/2022	425,000	432,506
Series 2014B, Rev., 4.00%, 12/1/2023 (b)	30,000	31,005
Lower Alabama Gas District (The)
Rev., 4.00%, 12/1/2022	135,000	135,952
Rev., 4.00%, 12/1/2025 (c)	150,000	152,739
Madison County Board of Education
Rev., 5.00%, 9/1/2022	25,000	25,230
Rev., 5.00%, 9/1/2023	20,000	20,785
Madison Water & Wastewater Board
Rev., 3.00%, 12/1/2022	60,000	60,497
Rev., 5.00%, 12/1/2022	145,000	147,634
Montgomery County Public Education Cooperative District Rev., 5.00%, 4/1/2023	200,000	205,403
Morgan County Board of Education Rev., 5.00%, 8/1/2022 (b)	145,000	145,916
Muscle Shoals Utilities Board Rev., 5.00%, 12/1/2022	45,000	45,786

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alabama — continued
Oxford Public Building Authority, Oxford Project Series 2015A, Rev., 5.00%, 10/1/2022	25,000	25,308
Ozark Utilities Board Rev., AGM, 3.38%, 9/1/2022 (b)	25,000	25,130
Saraland Board of Education, Tax Warrants Series 2015A, AGM, 4.00%, 8/1/2022 (b)	60,000	60,276
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	145,000	147,486
Series 2018A, Rev., 5.00%, 4/1/2024	85,000	88,105
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (c)	1,120,000	1,141,374
Southeast Energy Authority A Cooperative District, Project No. 1 Series 2021A, Rev., 4.00%, 10/1/2023	200,000	203,586
St. Clair County Public Building Authority Series 2012A, Rev., 2.25%, 9/1/2022	25,000	25,070
State of Alabama
Series 2013-A, GO, 5.00%, 8/1/2022	90,000	90,560
Series 2014-A, GO, 5.00%, 8/1/2022	110,000	110,684
Series 2016C, GO, 5.00%, 8/1/2022	120,000	120,746
Series 2016A, GO, 5.00%, 11/1/2022	120,000	121,848
Series 2014-A, GO, 5.00%, 8/1/2023	75,000	77,934
State of Alaska Series 2013B, GO, 5.00%, 8/1/2022	45,000	45,280
UAB Medicine Finance Authority Series 2016B, Rev., 5.00%, 9/1/2023	270,000	281,180
University of Alabama (The)
Series 2019B, Rev., 4.00%, 7/1/2022	35,000	35,080
Series 2012-A, Rev., 5.00%, 7/1/2022	175,000	175,541
Series 2014B, Rev., 5.00%, 7/1/2022	230,000	230,711
Series 2017A, Rev., 5.00%, 7/1/2022	450,000	451,391
Series 2019A, Rev., 5.00%, 7/1/2022	80,000	80,247
Series 2019B, Rev., 4.00%, 7/1/2023	35,000	35,875
Series 2012-A, Rev., 5.00%, 7/1/2023	150,000	150,420
Series 2014B, Rev., 5.00%, 7/1/2023	25,000	25,892
Series 2012-A, Rev., 5.00%, 7/1/2024	310,000	310,749
Series 2014B, Rev., 5.00%, 7/1/2024 (b)	50,000	53,150
Series 2017A, Rev., 5.00%, 7/1/2024	20,000	21,218
University of Alabama at Birmingham
Series 2019A, Rev., 4.00%, 10/1/2022	310,000	312,752
Series 2015A, Rev., 5.00%, 10/1/2022	615,000	622,480
Series 2019C, Rev., 5.00%, 10/1/2022	270,000	273,284
Warrior River Water Authority Rev., 3.00%, 8/1/2022	50,000	50,126
Water Works Board of the City of Birmingham (The)
Series 2013B, Rev., 5.00%, 1/1/2023 (b)	25,000	25,523
Series 2015A, Rev., 5.00%, 1/1/2023	125,000	127,592
Series 2016A, Rev., 5.00%, 1/1/2023	20,000	20,415
Series 2016B, Rev., 5.00%, 1/1/2023 (b)	25,000	25,523
Total Alabama		81,047,692
Alaska — 0.2%
Alaska Housing Finance Corp., General Mortgage
Series 2016A, Rev., 1.50%, 6/1/2022	145,000	145,000
Series 2016A, Rev., 1.55%, 12/1/2022	70,000	69,999
Series 2019A, Rev., 1.50%, 6/1/2024	305,000	300,453
Alaska Housing Finance Corp., State Capital Project
Series 2013A, Rev., 4.00%, 6/1/2022 (b)	30,000	30,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Rev., 5.00%, 6/1/2022	40,000	40,000
Rev., 5.00%, 6/1/2022 (b)	25,000	25,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	20,000	20,000
Series 2013A, Rev., 5.00%, 6/1/2022	100,000	100,000
Series 2013A, Rev., 5.00%, 6/1/2022 (b)	55,000	55,000
Series 2014A, Rev., 5.00%, 6/1/2022	20,000	20,000
Series 2014D, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2014D, Rev., 5.00%, 12/1/2022	100,000	101,751
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	25,409
Series 2017A, Rev., 5.00%, 12/1/2022	20,000	20,327
Series 2018B, Rev., 5.00%, 12/1/2022	25,000	25,444
Series 2014D, Rev., 5.00%, 12/1/2023	175,000	182,698
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 5.00%, 10/1/2022	250,000	252,873
Alaska Municipal Bond Bank Authority
Series THREE, Rev., 5.00%, 7/1/2022	265,000	265,776
Series 2013-3, Rev., 5.00%, 8/1/2022	50,000	50,293
Series 2016-1, Rev., 5.00%, 8/1/2022	20,000	20,117
Rev., 5.00%, 10/1/2022	225,000	227,585
Series 2014-3, Rev., 5.00%, 10/1/2022	335,000	338,849
Series ONE, Rev., 5.00%, 10/1/2022	65,000	65,747
Series 1, Rev., 5.00%, 12/1/2022	85,000	86,429
Series 2017-3, Rev., 5.00%, 12/1/2022	40,000	40,710
Series 3, Rev., 5.00%, 12/1/2022	85,000	86,429
Series 2013-1, Rev., 4.00%, 2/1/2023	95,000	96,447
Series 2013-1, Rev., 5.00%, 2/1/2023 (b)	85,000	86,979
Series 2015B, Rev., AMT, 5.00%, 3/1/2023	35,000	35,845
Series 2013-3, Rev., 5.00%, 8/1/2023 (b)	60,000	62,297
Series TWO, Rev., 5.00%, 9/1/2024	135,000	135,374
Series 2015A, Rev., 5.00%, 3/1/2026	200,000	214,000
Alaska Municipal Bond Bank Authority, Master Resolution Series 2017A, Rev., 4.00%, 10/1/2022	165,000	166,459
Borough of Fairbanks North Star Series 2011-Q, GO, 5.00%, 9/1/2022	50,000	50,460
Borough of Matanuska-Susitna
Series 2016A, GO, 5.00%, 7/1/2022	20,000	20,062
Series 2014B, GO, 5.00%, 11/1/2022	85,000	86,291
Series C, GO, 5.00%, 3/1/2023	40,000	41,020
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2022	225,000	226,984
Series 2016, Rev., 5.00%, 9/1/2024	490,000	519,395
Rev., 5.00%, 9/1/2025	40,000	43,236
Rev., 5.25%, 9/1/2026	95,000	103,205
Borough of Matanuska-Susitna, Public Safety Building Lease COP, 3.00%, 10/1/2022	25,000	25,128
Borough of Matanuska-Susitna, Transportation System Series 2014A, GO, 5.00%, 8/1/2022	20,000	20,125
Borough of North Slope
Series 2021D, GO, 4.00%, 6/30/2022	110,000	110,241
Series 2012A, GO, 5.00%, 6/30/2022	20,000	20,059
Series 2016A, GO, 5.00%, 6/30/2022	175,000	175,520
Series B, GO, 5.00%, 10/30/2023	20,000	20,895

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Alaska — continued
Series 2020A, GO, 5.00%, 6/30/2025	35,000	37,971
Borough of North Slope, General Purpose Series 2019A, GO, 5.00%, 6/30/2023	40,000	41,418
City of Valdez GO, 4.00%, 6/30/2022	50,000	50,112
Municipality of Anchorage
Series A, GO, 5.00%, 8/1/2022	20,000	20,125
Series 2018D, GO, 4.00%, 9/1/2022	445,000	448,044
Series 2018A, GO, 5.00%, 9/1/2022	180,000	181,674
Series 2108B, GO, 5.00%, 9/1/2022	130,000	131,209
Series B, GO, 5.00%, 9/1/2022	245,000	247,278
Series D, GO, 5.00%, 9/1/2022	130,000	131,209
Series 2018D, GO, 4.00%, 9/1/2023	175,000	179,942
Series B, GO, 5.00%, 9/1/2023	155,000	161,281
Series D, GO, 5.00%, 9/1/2023	25,000	26,013
State of Alaska
Series 2013B, GO, 5.00%, 8/1/2023	60,000	61,339
Series 2013B, GO, 5.00%, 8/1/2024	145,000	148,356
Series 2013B, GO, 5.00%, 8/1/2025	20,000	20,455
State of Alaska, Native Tribal Health Consortium Housing Facility Project
COP, 4.00%, 6/1/2022	470,000	470,000
COP, 5.00%, 6/1/2023	25,000	25,828
University of Alaska Series 2015T, Rev., 5.00%, 10/1/2022	200,000	202,164
Total Alaska		7,465,329
Arizona — 1.2%
Arizona Board of Regents
Series C, COP, 3.00%, 6/1/2022 (b)	40,000	40,000
Series 2015A, COP, 5.00%, 6/1/2022	250,000	250,000
Series 2020B, Rev., 5.00%, 7/1/2022	65,000	65,198
Arizona Department of Transportation State Highway Fund
Series 2013A, Rev., 4.00%, 7/1/2022 (b)	25,000	25,058
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	900,000	902,805
Arizona Department of Transportation State Highway Fund, Tax Exempt
Series 2013A, Rev., 4.00%, 7/1/2022 (b)	30,000	30,069
Series 2013A, Rev., 5.00%, 7/1/2022	75,000	75,238
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	255,000	255,793
Arizona Health Facilities Authority, Banner Health Series 2015A, Rev., 5.00%, 1/1/2023	40,000	40,759
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals
Rev., 5.00%, 12/1/2023	170,000	178,070
Series 2014A, Rev., 5.00%, 12/1/2025	140,000	148,217
Arizona Industrial Development Authority, Equitable School Revolving Fund
Series 2019A, Rev., 5.00%, 11/1/2022	450,000	456,176
Series 2021A, Rev., 4.00%, 11/1/2023	600,000	615,998
Series 2019A, Rev., 5.00%, 11/1/2024	95,000	100,037
Arizona School Facilities Board Series 2015A, COP, 5.00%, 9/1/2023 (b)	20,000	20,826
Arizona State University
Series 2012A, Rev., 3.00%, 7/1/2022	45,000	45,070
Series 2013A, Rev., 4.00%, 7/1/2022	35,000	35,082
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	50,000	50,157

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Series 2015A, Rev., 5.00%, 7/1/2022	110,000	110,347
Series 2015B, Rev., 5.00%, 7/1/2022	40,000	40,126
Series 2016A, Rev., 5.00%, 7/1/2022	25,000	25,079
Series 2016B, Rev., 5.00%, 7/1/2022	25,000	25,079
Series 2016C, Rev., 5.00%, 7/1/2022	30,000	30,095
Series 2017A, Rev., 5.00%, 7/1/2022	45,000	45,142
Series 2019B, Rev., 5.00%, 7/1/2022	170,000	170,519
Series A, Rev., 5.00%, 7/1/2022	170,000	170,535
Rev., 5.00%, 8/1/2022	200,000	201,267
Series 2015A, Rev., 5.00%, 7/1/2023	60,000	62,172
Series 2016A, Rev., 5.00%, 7/1/2023	25,000	25,905
Arizona State University, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2022	220,000	220,698
Rev., 5.00%, 7/1/2025	40,000	43,523
Arizona Transportation Board
Rev., GAN, 5.00%, 7/1/2022	50,000	50,158
Series 2017A, Rev., GAN, 5.00%, 7/1/2022	155,000	155,491
Series 2019A, Rev., GAN, 5.00%, 7/1/2022	65,000	65,206
Arizona Transportation Board, Excise Tax Rev., 5.00%, 7/1/2022	100,000	100,317
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2022	145,000	145,460
Rev., 5.00%, 7/1/2023	175,000	181,413
Arizona Water Infrastructure Finance Authority
Series 2012A, Rev., 4.00%, 10/1/2022	20,000	20,187
Series 2012A, Rev., 5.00%, 10/1/2022	30,000	30,379
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	30,000	30,372
Chandler Industrial Development Authority, Intel Corp. Project Rev., 2.40%, 8/14/2023 (c)	3,065,000	3,076,325
City of Avondale GO, 5.00%, 7/1/2022	80,000	80,251
City of Buckeye, Excise Tax
Rev., 5.00%, 7/1/2022	20,000	20,063
Rev., 5.00%, 7/1/2023	25,000	25,889
City of Bullhead, Excise Tax Rev., 4.00%, 7/1/2022	25,000	25,058
City of Casa Grande Series 2016B, GO, 4.00%, 8/1/2023 (b)	20,000	20,548
City of Chandler
GO, 4.00%, 7/1/2022	50,000	50,116
GO, 5.00%, 7/1/2023	85,000	88,068
City of Chandler, Excise Tax Rev., 5.00%, 7/1/2022	40,000	40,125
City of Cottonwood Rev., 5.00%, 7/1/2022	45,000	45,139
City of Flagstaff, Road Repair, Street Improvement Project Rev., 4.00%, 7/1/2023	20,000	20,509
City of Glendale, Water and Sewer Rev., 5.00%, 7/1/2022	315,000	315,940
City of Goodyear GO, 5.00%, 7/1/2023	35,000	36,244
City of Maricopa, State Qualified Municipal Purpose Loan of 2022 Bonds GO, 5.00%, 7/1/2022	25,000	25,079
City of Mesa
GO, 2.00%, 7/1/2022	30,000	30,021
GO, 3.00%, 7/1/2022	25,000	25,038
City of Mesa, Excise Tax Rev., 5.00%, 7/1/2022	25,000	25,078
City of Mesa, Utility System

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Rev., 5.00%, 7/1/2022	125,000	125,390
Series 2019C, Rev., 5.00%, 7/1/2022	25,000	25,078
Rev., 3.00%, 7/1/2023	20,000	20,293
City of Peoria Series B, GO, 5.00%, 7/15/2023	50,000	51,856
City of Phoenix
Series 2012C, GO, 2.25%, 7/1/2022	275,000	275,260
GO, 4.00%, 7/1/2022	40,000	40,094
Series 2012C, GO, 4.00%, 7/1/2022	285,000	285,669
GO, 4.00%, 7/1/2023	10,000	10,258
City of Phoenix Civic Improvement Corp.
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,079
Series 2015A, Rev., 5.00%, 7/1/2022	50,000	50,159
City of Phoenix Civic Improvement Corp., Excise Tax
Series 2017B, Rev., 5.00%, 7/1/2022	230,000	230,730
Series 2020A, Rev., 5.00%, 7/1/2022	20,000	20,063
City of Phoenix Civic Improvement Corp., Junior Lien
Series 2015A, Rev., 5.00%, 7/1/2022	50,000	50,148
Rev., 5.00%, 7/1/2023	85,000	85,233
Rev., 5.00%, 7/1/2024	230,000	230,681
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System
Rev., 5.00%, 7/1/2022	210,000	210,661
Series 2017D, Rev., 5.00%, 7/1/2022	130,000	130,385
Series 2017D, Rev., 5.00%, 7/1/2023	260,000	268,816
Series 2017D, Rev., 5.00%, 7/1/2024	515,000	543,867
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Rev., 5.00%, 7/1/2022	400,000	401,259
Series 2017B, Rev., 5.00%, 7/1/2022	100,000	100,317
Series 2018B, Rev., 5.00%, 7/1/2022	60,000	60,190
Series 2014B, Rev., 5.00%, 7/1/2023	25,000	25,919
City of Phoenix Civic Improvement Corp., Junior Lien, Water System Rev., 5.00%, 7/1/2022	100,000	100,317
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2017B, Rev., 5.00%, 7/1/2022	130,000	130,385
Series 2017B, Rev., 5.00%, 7/1/2024	185,000	195,563
City of San Luis, Excise Tax Series 2014A, Rev., 5.00%, 7/1/2022	75,000	75,231
City of Scottsdale
GO, 3.00%, 7/1/2022	50,000	50,079
GO, 5.00%, 7/1/2022	140,000	140,444
City of Scottsdale, Preserve Acquisition
GO, 3.13%, 7/1/2022	25,000	25,041
GO, 4.00%, 7/1/2022	100,000	100,238
GO, 3.00%, 7/1/2023	35,000	35,513
City of Scottsdale, Project 2004-Preserve ACQ Series 2017B, GO, 5.00%, 7/1/2022	90,000	90,286
City of Surprise Rev., 5.00%, 7/1/2022	105,000	105,329
City of Surprise, Utility System, Senior Lien Rev., 5.00%, 7/1/2022	110,000	110,345
City of Tempe
Series 2014C, GO, 4.00%, 7/1/2022	25,000	25,059
Series B, GO, 4.50%, 7/1/2022	125,000	125,347
City of Tempe, Excise Tax

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Rev., 5.00%, 7/1/2022	70,000	70,222
Rev., 5.00%, 7/1/2022 (b)	25,000	25,079
City of Tucson
COP, AGM, 3.00%, 7/1/2022	60,000	60,086
COP, AGM, 5.00%, 7/1/2022	35,000	35,106
Series 2013A, Rev., 5.00%, 7/1/2022	360,000	361,140
City of Tucson, Water System
Rev., 4.00%, 7/1/2022	85,000	85,201
Rev., 5.00%, 7/1/2022	325,000	326,029
Cochise County Unified School District No. 68-Sierra Vista, School Improvement Series 2019B, GO, 3.00%, 7/1/2022	25,000	25,037
County of Maricopa Series 2018A, COP, 5.00%, 7/1/2024	25,000	26,533
County of Navajo Rev., 4.00%, 7/1/2025	20,000	21,045
County of Pima
Series A, GO, 3.00%, 7/1/2022	235,000	235,358
GO, 4.00%, 7/1/2022	65,000	65,151
GO, 5.00%, 7/1/2022	205,000	205,641
Series 2019A, COP, 5.00%, 12/1/2022	50,000	50,913
Series 2020A, COP, 5.00%, 12/1/2022	20,000	20,365
Series A, COP, 5.00%, 12/1/2022	45,000	45,822
County of Pima, Sewer System
Rev., 5.00%, 7/1/2022	355,000	356,109
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	170,000	170,528
Rev., 5.00%, 7/1/2023	50,000	51,804
Series 2020A, Rev., 5.00%, 7/1/2023	30,000	31,083
Series 2012A, Rev., 5.00%, 7/1/2025	195,000	195,577
County of Pima, Street and Highway
Rev., 3.00%, 7/1/2022	45,000	45,069
Series 2016A, Rev., 5.00%, 7/1/2022	135,000	135,422
County of Pinal
Rev., 2.00%, 8/1/2022	50,000	50,070
Rev., 5.00%, 8/1/2022	25,000	25,157
Rev., 5.00%, 8/1/2023	35,000	36,348
Gila County Unified School District No. 10-Payson
GO, 5.00%, 7/1/2022	60,000	60,188
GO, 5.00%, 7/1/2023	20,000	20,689
Gilbert Water Resource Municipal Property Corp. Rev., 5.00%, 7/1/2022	45,000	45,142
Glendale Industrial Development Authority Rev., 5.00%, 5/15/2023	65,000	67,054
Glendale Municipal Property Corp. Series B, Rev., 5.00%, 7/1/2022	225,000	225,696
Glendale Union High School District No. 205
Series 2012A, GO, AGM, 4.00%, 7/1/2022	125,000	125,297
Series 2019C, GO, 5.00%, 7/1/2022	260,000	260,804
Series 2021A, GO, AGM, 5.00%, 7/1/2023	25,000	25,891
Goodyear Community Facilities Utilities District No. 1 GO, 3.00%, 7/15/2022	35,000	35,070
Goodyear Public Improvement Corp.
Series A, Rev., 4.00%, 7/1/2022 (b)	20,000	20,047
Series 2011A, Rev., 5.00%, 7/1/2022 (b)	450,000	451,417
Series A, Rev., 5.25%, 7/1/2022 (b)	50,000	50,168
Highlands Fire District COP, 4.00%, 7/1/2022	125,000	125,263

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Kyrene Elementary School District No. 28
GO, 4.00%, 7/1/2022	120,000	120,219
Series 2016A, GO, 5.00%, 7/1/2022	45,000	45,118
Series 2020B, GO, 5.00%, 7/1/2022	30,000	30,079
GO, 4.00%, 7/1/2023	20,000	20,509
Madison Elementary School District No. 38
Series 2017B, GO, 5.00%, 7/1/2022	90,000	90,286
Series 2019C, GO, 5.00%, 7/1/2022	50,000	50,159
Series 2020A, GO, 5.00%, 7/1/2022	120,000	120,381
Series 2019C, GO, 5.00%, 7/1/2023	25,000	25,913
Series 2020A, GO, 5.00%, 7/1/2023	110,000	114,019
Maricopa County Community College District
GO, 3.00%, 7/1/2022	20,000	20,031
Series 2011D, GO, 4.00%, 7/1/2022	180,000	180,429
GO, 5.00%, 7/1/2022	20,000	20,063
Maricopa County Elementary School District No. 1-Phoenix Elementary Series 2014B, GO, 3.00%, 7/1/2022	25,000	25,037
Maricopa County Elementary School District No. 59 Laveen Series 2014B, GO, 3.00%, 7/1/2022	50,000	50,075
Maricopa County Elementary School District No. 6 Washington Series 2019B, GO, 5.00%, 7/1/2022	65,000	65,206
Maricopa County Elementary School District No. 79-Litchfield Elementary GO, 3.00%, 7/1/2023	25,000	25,342
Maricopa County Elementary School District No. 8 Osborn GO, 5.00%, 7/1/2022	30,000	30,095
Maricopa County Elementary School District No. 92-Pendergast Elementary Series 2018B, GO, 5.00%, 7/1/2022	60,000	60,140
Maricopa County High School District No. 214 Tolleson Union High School
Series 2018A, GO, 2.25%, 7/1/2022	40,000	40,039
Series 2020A, GO, 5.00%, 7/1/2022	85,000	85,269
Series 2021B, GO, 5.00%, 7/1/2022	30,000	30,095
Maricopa County Industrial Development Authority
Series 2019A, Rev., 5.00%, 9/1/2022	235,000	237,197
Series B, Rev., 5.00%, 10/18/2022 (c)	770,000	779,410
Series 2016A, Rev., 5.00%, 1/1/2023	475,000	484,011
Series 2019A, Rev., 5.00%, 9/1/2023	135,000	140,539
Series C, Rev., 5.00%, 10/18/2024 (c)	375,000	399,178
Maricopa County School District No. 3 Tempe Elementary
GO, 4.00%, 7/1/2022	60,000	60,141
Series 2019B, GO, 5.00%, 7/1/2022	20,000	20,063
GO, 4.00%, 7/1/2023	70,000	71,750
Maricopa County School District No. 66 Roosevelt Elementary GO, 5.00%, 7/1/2022	120,000	120,364
Maricopa County Special Health Care District
Series 2018C, GO, 5.00%, 7/1/2022	355,000	356,101
Series D, GO, 5.00%, 7/1/2022	210,000	210,651
Series 2018C, GO, 5.00%, 7/1/2023	45,000	46,610
Maricopa County Unified School District No. 11-Peoria
GO, 2.00%, 7/1/2022	150,000	150,102
GO, 3.00%, 7/1/2022	20,000	20,030
Maricopa County Unified School District No. 4 Mesa Series 2014B, GO, 3.00%, 7/1/2022	50,000	50,077
Maricopa County Unified School District No. 48 Scottsdale
GO, 2.00%, 7/1/2022	20,000	20,015
GO, 5.00%, 7/1/2022	40,000	40,127

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Maricopa County Unified School District No. 69 Paradise Valley
Series 2012A, GO, 3.00%, 7/1/2022	20,000	20,031
Series 2017B, GO, 5.00%, 7/1/2022	115,000	115,364
Series 2018C, GO, 5.00%, 7/1/2022	40,000	40,127
Series 2018D, GO, 5.00%, 7/1/2022	95,000	95,301
Series 2018C, GO, 5.00%, 7/1/2023	20,000	20,733
Maricopa County Unified School District No. 80 Chandler
Series 2017B, GO, 3.50%, 7/1/2022	25,000	25,049
GO, 5.00%, 7/1/2022	65,000	65,206
Series 2020A, GO, 5.00%, 7/1/2022	85,000	85,269
Maricopa County Unified School District No. 89-Dysart GO, 5.00%, 7/1/2022	40,000	40,121
Maricopa County Unified School District No. 95 Queen Creek
GO, 4.00%, 7/1/2022	20,000	20,046
GO, 5.00%, 7/1/2022	135,000	135,417
Maricopa County Unified School District No. 97-Deer Valley
GO, 3.00%, 7/1/2022	60,000	60,086
Series 2017C, GO, 5.00%, 7/1/2022	105,000	105,319
Maricopa County Union High School District No. 210-Phoenix
GO, 3.00%, 7/1/2022	30,000	30,046
Series 2014C, GO, 3.00%, 7/1/2022	25,000	25,039
GO, 5.00%, 7/1/2022	145,000	145,456
Series 2017E, GO, 5.00%, 7/1/2022	90,000	90,283
Series 2019B, GO, 5.00%, 7/1/2022	130,000	130,409
GO, 5.00%, 7/1/2023	30,000	31,093
Maricopa County Union High School District No. 213 Tempe GO, 4.00%, 7/1/2022	25,000	25,059
Maricopa County Union High School District No. 216 Agua Fria
Series 2012A, GO, 3.00%, 7/1/2022	25,000	25,039
Series 2017B, GO, 5.00%, 7/1/2022	25,000	25,079
Series 2014B, GO, 3.00%, 7/1/2023	30,000	30,443
McAllister Academic Village LLC Rev., 5.00%, 7/1/2023	20,000	20,700
Mohave County Unified School District No. 1 Lake Havasu Series 2017A, GO, 4.00%, 7/1/2023	80,000	81,991
Mohave County Union High School District No. 2 Colorado River GO, 5.00%, 7/1/2022	40,000	40,124
Northern Arizona University Rev., 5.00%, 6/1/2022	20,000	20,000
Northern Arizona University, Stimulus Plan for Economic and Educational Development Series 2020B, Rev., AGM, 5.00%, 8/1/2025	100,000	107,746
Peoria Municipal Development Authority, Inc. Rev., 4.00%, 7/1/2022 (b)	25,000	25,058
Pima County Community College District Rev., 5.00%, 7/1/2022	35,000	35,111
Pima County Regional Transportation Authority, Excise Tax
Rev., 5.00%, 6/1/2022	240,000	240,000
Rev., 5.00%, 6/1/2023	70,000	72,389
Rev., 5.00%, 6/1/2024	60,000	63,607
Series 2014, Rev., 5.00%, 6/1/2025	30,000	30,979
Pima County Unified School District No. 1 Tucson GO, 4.00%, 7/1/2022	20,000	20,045
Pima County Unified School District No. 20 Vail, School Improvement GO, AGM, 3.00%, 7/1/2023	20,000	20,274
Pima County Unified School District No. 6 Marana, School Improvement, Project of 2014 Series 2017C, GO, 5.00%, 7/1/2022	25,000	25,075
Pinal County Community College District
Rev., 3.00%, 7/1/2023	140,000	141,992

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
GO, 5.00%, 7/1/2023	30,000	31,057
Pinal County Electric District No. 3, Electric System Rev., 5.00%, 7/1/2022	95,000	95,288
Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	20,000	20,689
Prescott Municipal Property Corp. Rev., 5.00%, 7/1/2022	25,000	25,076
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 0.71%, 6/9/2022 (c) (d)	11,000,000	11,000,000
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund
Rev., 5.25%, 7/1/2022	405,000	406,370
Rev., 5.25%, 7/1/2023	90,000	93,518
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	25,429
Series 2016A, Rev., 5.00%, 1/1/2023	70,000	71,381
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2022	30,000	30,095
Sedona-Oak Creek Joint Unified School District No. 9 GO, 5.00%, 7/1/2022	45,000	45,143
State of Arizona
COP, 5.00%, 9/1/2022	740,000	746,787
COP, 4.00%, 10/1/2022 (b)	25,000	25,228
COP, 5.00%, 10/1/2022 (b)	30,000	30,372
Series 2019A, COP, 5.00%, 10/1/2022 (b)	245,000	248,037
Series B, COP, 5.00%, 10/1/2022	90,000	91,089
Series 2019A, COP, 5.00%, 10/1/2023 (b)	35,000	36,528
COP, 5.00%, 9/1/2026	50,000	54,453
State of Arizona Lottery Rev., 5.00%, 7/1/2022 (b)	85,000	85,268
Tempe Industrial Development Authority, Friendship Village of Tempe Project Series 2021C-2, Rev., 1.13%, 12/1/2026	1,880,000	1,646,031
Town of Gilbert GO, 5.00%, 7/1/2022	20,000	20,063
Town of Marana, Excise Tax
Series 2017B, Rev., 5.00%, 7/1/2022	50,000	50,159
Series 2017B, Rev., 5.00%, 7/1/2023	35,000	36,225
Town of Queen Creek, Excise Tax
Rev., 4.00%, 8/1/2022	120,000	120,559
Series 2018A, Rev., 4.00%, 8/1/2022	90,000	90,419
Series 2018B, Rev., 4.00%, 8/1/2022	45,000	45,209
Rev., 5.00%, 8/1/2022	45,000	45,283
Series 2018A, Rev., 5.00%, 8/1/2023	40,000	41,546
University Medical Center Corp., Hospital Rev., 5.63%, 7/1/2023 (b)	30,000	31,260
University of Arizona (The)
Rev., 5.00%, 6/1/2022	30,000	30,000
Series 2016B, Rev., 5.00%, 6/1/2022	30,000	30,000
Series 2018A, Rev., 5.00%, 6/1/2022	45,000	45,000
Series A, Rev., 5.00%, 6/1/2023	50,000	51,696
University of Arizona (The), Stimulus Plan for Economic and Educational Development Rev., 5.00%, 8/1/2022	300,000	301,900
Western Maricopa Education Center District No. 402 Series 2013A, GO, 4.50%, 7/1/2022	20,000	20,055
Western Maricopa Education Center District No. 402, School Improvement Project
Series 2017A, GO, 5.00%, 7/1/2022	50,000	50,157
Series 2019B, GO, 5.00%, 7/1/2022	20,000	20,063
Series 2017A, GO, 5.00%, 7/1/2023	50,000	51,799
Yavapai County Community College District GO, 4.00%, 7/1/2022	40,000	40,095

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Yuma and La Paz Counties Community College District GO, 5.00%, 7/1/2022	50,000	50,159
Yuma County Elementary School District No. 32 Gadsden Series 2019B, GO, AGM, 3.00%, 7/1/2022	175,000	175,239
Yuma Municipal Property Corp., Senior Lien Rev., 5.00%, 7/1/2022	140,000	140,428
Yuma Municipal Property Corp., Senior Lien Road Tax and Subordinate Lien Excise Tax Rev., 5.00%, 7/1/2022	130,000	130,398
Total Arizona		41,290,244
Arkansas — 0.4%
Arkansas Development Finance Authority Public Safety Charges, Division of Emergency Management Project Rev., 5.00%, 6/1/2023	25,000	25,805
Arkansas Development Finance Authority, Cancer Research Project Rev., AMBAC, Zero Coupon, 7/1/2023	75,000	73,314
Arkansas Development Finance Authority, Donaghey Plaza Project Rev., 2.38%, 6/1/2022	100,000	100,000
Arkansas State Community Water System Public Water Authority Series A, Rev., 4.00%, 10/1/2022 (b)	25,000	25,224
Bentonville School District No. 6 Series D, GO, 5.00%, 6/1/2023	110,000	113,654
City of Bella Vista, Sales and Use Tax Rev., 4.00%, 10/1/2022	25,000	25,218
City of Bentonville, Sales and Use Tax Rev., 4.00%, 11/1/2022	50,000	50,550
City of Cabot, Sales Tax Series 2021B, Rev., 5.00%, 12/1/2022	25,000	25,421
City of Fayetteville, Sales & Use Tax Series 2019A, Rev., 5.00%, 11/1/2022	180,000	182,749
City of Rogers Rev., 4.00%, 11/1/2022	50,000	50,548
City of Van Buren, Water and Sewer Rev., AGM, 4.00%, 12/1/2022	25,000	25,296
City of West Memphis, Public Utility System
Rev., 4.00%, 12/1/2023	200,000	206,132
Rev., 4.00%, 12/1/2024	250,000	261,036
Rev., 4.00%, 12/1/2025	375,000	395,801
County of Cross, Sales Tax Rev., 5.00%, 10/1/2022	25,000	25,296
Lake Hamilton School District No. 5 of Garland County
GO, 3.00%, 10/1/2022 (b)	290,000	291,612
GO, 3.25%, 10/1/2022 (b)	80,000	80,510
GO, 3.50%, 10/1/2022 (b)	50,000	50,360
Mineral Springs School District No. 3 GO, 3.00%, 6/1/2022 (b)	30,000	30,000
North Little Rock Health Facilities Board, Health Care Facilities Series 2012A, Rev., 2.63%, 7/1/2022 (b)	890,000	891,109
Pulaski County Public Facilities Board, Baptist Health
Rev., 5.00%, 12/1/2022	240,000	244,250
Rev., 5.00%, 12/1/2024 (b)	305,000	326,839
Pulaski County Public Facilities Board, Carti Project Rev., 5.50%, 7/1/2023 (b)	260,000	270,286
Springdale School District No. 50 GO, 5.00%, 6/1/2022 (b)	70,000	70,000
State of Arkansas, Federal Highway
GO, 3.00%, 10/1/2022	125,000	125,724
GO, 5.00%, 10/1/2022	20,000	20,247
GO, 5.00%, 4/1/2023	20,000	20,576
GO, 5.00%, 10/1/2023	45,000	46,958
State of Arkansas, Waste Disposal and Pollution Abatement Facilities GO, 5.00%, 7/1/2023	30,000	31,089
State of Arkansas, Waste Water and Pollution Abatement Series 2012B, GO, 3.00%, 7/1/2022 (b)	35,000	35,053
Tender Option Bond Trust Receipts Series 2020-XF0954, GO, VRDO, LOC : Toronto-Dominion Bank, 0.73%, 6/9/2022 (c) (d)	8,000,000	8,000,000
University of Arkansas Student Fee, UALR Campus Rev., 5.00%, 10/1/2022	45,000	45,564
University of Arkansas, Auxiliary Enterprises, UALR Campus Rev., 5.00%, 10/1/2022	50,000	50,627
University of Arkansas, Fayetteville Campus
Series 2015A, Rev., 5.00%, 9/15/2022	25,000	25,273
Series 2014A, Rev., 4.00%, 11/1/2022 (b)	25,000	25,275

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arkansas — continued
Series 2015A, Rev., 5.00%, 11/1/2022 (b)	30,000	30,459
University of Arkansas, Student Fee, Capital Improvement, UALR Energy Conservation Project Series 2013C, Rev., 5.00%, 10/1/2022	115,000	116,441
University of Arkansas, Student Fee, Community College Rev., 4.00%, 5/1/2023	60,000	61,346
University of Arkansas, Various Facility Fayetteville Campus
Series 2013A, Rev., 5.00%, 9/15/2022	80,000	80,874
Rev., 5.00%, 11/1/2022	50,000	50,774
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	25,000	25,378
Series 2016A, Rev., 5.00%, 11/1/2022	220,000	223,407
Series 2019A, Rev., 5.00%, 11/1/2022	30,000	30,465
Series 2019A, Rev., 5.00%, 9/15/2023	35,000	36,488
University of Arkansas, Various Facility Pine Bluff Campus Rev., 4.00%, 12/1/2022	35,000	35,470
University of Arkansas, Various Facility UAMS Campus Rev., 5.00%, 11/1/2022	90,000	91,394
Total Arkansas		13,049,892
California — 7.3%
91 Express Lanes Toll Road, Orange County Transportation Authority, Senior Lien Rev., 5.00%, 8/15/2022	175,000	176,337
Abag Finance Authority for Nonprofit Corp., Episcopal Senior Community
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	155,000	155,466
Series 2012B, Rev., 5.00%, 7/1/2022 (b)	25,000	25,075
Acalanes Union High School District GO, 4.00%, 8/1/2022	95,000	95,452
Alameda Corridor Transportation Authority, Senior Lien Series 2013A, Rev., 5.00%, 10/1/2022	250,000	253,057
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2013A, Rev., 5.00%, 12/1/2022	165,000	167,972
Alameda Unified School District-Alameda County, Election of 2014 Series C, GO, 4.00%, 8/1/2022	75,000	75,357
Albany Unified School District
GO, 4.00%, 8/1/2022	80,000	80,372
GO, 5.00%, 8/1/2022	35,000	35,220
Alhambra Unified School District
Series 2016B, GO, 5.00%, 8/1/2022	150,000	150,958
Series A, GO, 5.00%, 8/1/2022	20,000	20,128
Alhambra Unified School District, Election of 2016 Series 2016A, GO, 4.00%, 8/1/2022	60,000	60,285
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	20,000	20,127
Alta Loma School District, Capital Appreciation Series 1999A, GO, NATL-RE, Zero Coupon, 8/1/2022	125,000	124,710
Alvord Unified School District, Election of 2012 Series A, GO, AGM, Zero Coupon, 8/1/2022	200,000	199,516
Anaheim City School District Series 2014A, GO, 5.00%, 8/1/2022	60,000	60,381
Anaheim City School District, Election of 2016 Series 2016A, GO, 5.00%, 8/1/2022	75,000	75,476
Anaheim Housing and Public Improvements Authority
Series 2017B, Rev., 5.00%, 10/1/2022	50,000	50,601
Series 2017B, Rev., 5.00%, 4/1/2023 (b)	130,000	133,796
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2020A, Rev., 5.00%, 10/1/2024	160,000	170,663
Anaheim Housing and Public Improvements Authority, Water System Project Series 2020A, Rev., 5.00%, 10/1/2022	60,000	60,740
Anaheim Public Financing Authority, Public Improvement Project Series 2019A, Rev., 5.00%, 9/1/2022	25,000	25,205
Anaheim Union High School District GO, 5.00%, 8/1/2022	100,000	100,624
Antelope Valley Community College District
Series B, GO, 4.00%, 8/1/2022	35,000	35,166
GO, 5.00%, 2/15/2025 (b)	70,000	75,625
Antelope Valley-East Kern Water Agency Rev., 5.00%, 6/1/2023	30,000	31,009
Apple Valley Unified School District GO, 5.00%, 8/1/2022	50,000	50,297

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Arcadia Unified School District, Election of 2006
Series 2006B, GO, 3.25%, 8/1/2022 (b)	50,000	50,173
Series 2006B, GO, 3.50%, 8/1/2022 (b)	20,000	20,077
Series 2014B, GO, 5.00%, 8/1/2022 (b)	30,000	30,191
Bay Area Toll Authority, Toll Bridge
Series 2013S-4, Rev., 5.00%, 4/1/2023 (b)	650,000	668,162
Series 2017S-7, Rev., 5.00%, 4/1/2023	140,000	144,006
Series S-4, Rev., 5.00%, 4/1/2023 (b)	65,000	66,816
Series 2013S-4, Rev., 5.13%, 4/1/2023 (b)	25,000	25,724
Series 2013S-4, Rev., 5.25%, 4/1/2023 (b)	295,000	303,848
Bay Area Water Supply and Conservation Agency
Series 2013A, Rev., 5.00%, 10/1/2022	45,000	45,564
Series 2013A, Rev., 3.00%, 10/1/2024	100,000	101,118
Beaumont Public Improvement Authority, Local Agency Series 2019A, Rev., 4.00%, 9/1/2022	30,000	30,202
Beaumont Unified School District GO, NATL-RE, Zero Coupon, 9/1/2022	35,000	34,860
Belmont Joint Powers Financing Authority Rev., 4.00%, 8/1/2022	50,000	50,238
Belmont-Redwood Shores School District
GO, 5.00%, 8/1/2022	170,000	171,065
Series 2015A, GO, 5.00%, 8/1/2022	20,000	20,125
Benicia Unified School District Series 1997A, GO, NATL-RE, Zero Coupon, 8/1/2022	30,000	29,931
Berkeley Unified School District GO, 5.00%, 8/1/2022	165,000	166,034
Berryessa Union School District Series A, GO, 5.00%, 8/1/2022	30,000	30,189
Beverly Hills Public Financing Authority Series 2012A, Rev., 4.00%, 6/1/2022 (b)	100,000	100,000
Beverly Hills Unified School District GO, 5.00%, 8/1/2022	45,000	45,291
Bonita Unified School District
GO, 3.50%, 8/1/2022 (b)	120,000	120,465
GO, 4.00%, 8/1/2022	20,000	20,094
GO, 4.00%, 8/1/2022 (b)	20,000	20,095
Series 2016B, GO, 4.00%, 8/1/2022	35,000	35,165
GO, 5.00%, 8/1/2022 (b)	20,000	20,127
Brea Redevelopment Agency, Tax Allocation Rev., 3.00%, 9/1/2022	90,000	90,354
Brentwood Infrastructure Financing Authority
Rev., 5.00%, 7/1/2022	75,000	75,239
Series 2012A, Rev., AGM, 3.25%, 9/2/2022	50,000	50,254
Series 2012A, Rev., AGM, 3.50%, 9/2/2023	50,000	50,222
Brentwood Infrastructure Financing Authority, Civic Center Project
Rev., 4.00%, 10/1/2022	25,000	25,212
Rev., 5.00%, 10/1/2024	40,000	42,581
Brentwood Union School District
GO, 4.00%, 8/1/2022	110,000	110,519
GO, 5.00%, 8/1/2022	25,000	25,159
Buena Park School District, Election of 2014 GO, 4.00%, 8/1/2022	25,000	25,111
Burbank Redevelopment Agency Successor Agency
Rev., 5.00%, 12/1/2022	75,000	76,343
Rev., 5.00%, 12/1/2023	50,000	52,374
Burlingame School District, Election of 2012
Series 2013A, GO, 4.00%, 8/1/2022	25,000	25,119
Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	20,557

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Burlingame School District, Election of 2020 Series A, GO, 3.00%, 8/1/2022	20,000	20,062
Butte-Glenn Community College District
Series B, GO, 4.00%, 8/1/2022	75,000	75,350
GO, 4.25%, 8/1/2022	25,000	25,127
GO, 5.00%, 8/1/2022	45,000	45,284
Cabrillo Community College District
GO, 4.00%, 8/1/2022 (b)	135,000	135,640
GO, 5.00%, 8/1/2022 (b)	40,000	40,255
GO, 5.00%, 8/1/2022	90,000	90,575
Cabrillo Unified School District, Election of 2018 Series 2006B, GO, 4.00%, 8/1/2022	30,000	30,142
California Communities Local Measurer, Sales Tax Series 2013A, COP, AGM, 5.13%, 6/1/2023 (b)	20,000	20,701
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp.
Series 2020A, Rev., 5.00%, 6/1/2022	100,000	100,000
Series 2020A, Rev., 5.00%, 6/1/2024	50,000	52,021
Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,169,417
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 4.00%, 6/1/2022	700,000	700,000
Series 2020A, Rev., 4.00%, 6/1/2023	700,000	709,450
California County Tobacco Securitization Agency, Merced County Tobacco Funding Corp.
Rev., 4.00%, 6/1/2022	150,000	150,000
Rev., 4.00%, 6/1/2023	460,000	466,210
Rev., 5.00%, 6/1/2025	240,000	253,718
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Rev., 4.00%, 6/1/2022	375,000	375,000
Rev., 4.00%, 6/1/2023	530,000	537,155
California Educational Facilities Authority, Loyola Marymount University Series 2018B, Rev., 5.00%, 10/1/2022	75,000	75,920
California Educational Facilities Authority, Pepperdine University
Series 2017B, Rev., 4.00%, 9/1/2022	25,000	25,175
Rev., 5.00%, 9/1/2022 (b)	20,000	20,189
California Educational Facilities Authority, Stanford University
Rev., 5.00%, 10/1/2022	25,000	25,312
Series T-5, Rev., 5.00%, 3/15/2023	20,000	20,559
California Educational Facilities Authority, University of South California Series 2012A, Rev., 5.00%, 10/1/2023 (b)	35,000	36,523
California Enterprise Development Authority, Riverside County, Library Facility Project Rev., 4.00%, 11/1/2023	200,000	206,040
California Health Facilities Financing Authority
Rev., 4.00%, 3/1/2023	25,000	25,454
Series 2013A, Rev., 5.00%, 7/1/2023 (b)	25,000	25,867
Rev., 5.00%, 10/1/2025 (b) (c)	375,000	409,296
Rev., 5.00%, 10/1/2025 (c)	420,000	453,069
Series 2013A, Rev., 5.00%, 7/1/2026	60,000	62,120
California Health Facilities Financing Authority, Adventist Health System
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	495,000	500,566
Series 2013A, Rev., 5.00%, 3/1/2024	90,000	92,271
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Series A, Rev., 5.00%, 8/15/2022	80,000	80,624
Series B, Rev., 5.00%, 8/15/2022	35,000	35,273
Rev., 5.00%, 11/15/2022	180,000	183,013
Rev., 5.00%, 11/15/2024	250,000	266,502

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Children's Hospital Series 2019A, Rev., 5.00%, 11/1/2022	25,000	25,385
California Health Facilities Financing Authority, Chinese Hospital Rev., 5.00%, 6/1/2022	25,000	25,000
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017B, Rev., 5.00%, 11/1/2022 (c)	625,000	633,709
Series C, Rev., 5.00%, 11/1/2022 (c)	3,345,000	3,391,608
Series D, Rev., 5.00%, 11/1/2022 (c)	440,000	446,131
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford
Series 2012B, Rev., 5.00%, 8/15/2022	50,000	50,380
Series 2016A, Rev., 5.00%, 8/15/2022	30,000	30,228
California Health Facilities Financing Authority, Memorial Health Services
Series 2012A, Rev., 5.00%, 10/1/2022	45,000	45,558
Series 2012A, Rev., 5.00%, 10/1/2023	350,000	353,818
Series 2012A, Rev., 5.00%, 10/1/2026	300,000	303,477
California Health Facilities Financing Authority, Providence Health and Services
Series 2014A, Rev., 5.00%, 10/1/2022	110,000	111,338
Series 2014A, Rev., 5.00%, 10/1/2024 (b)	30,000	32,084
California Health Facilities Financing Authority, Providence St. Joseph Health
Series 2016B-2, Rev., 4.00%, 10/1/2024 (c)	160,000	163,770
Rev., 2.00%, 10/1/2025 (c)	125,000	121,919
California Health Facilities Financing Authority, St. Joseph Health System
Series 2009D, Rev., 1.70%, 10/18/2022 (c)	1,000,000	1,000,615
Series 2009C, Rev., 5.00%, 10/18/2022 (c)	450,000	455,844
California Health Facilities Financing Authority, Stanford Hospital And Clinics Series A, Rev., 5.00%, 8/15/2022 (b)	7,745,000	7,805,229
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 5.00%, 11/15/2022	175,000	177,801
California Infrastructure & Economic Development Bank, The Colburn School Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 1.58%, 6/1/2027 (e)	28,500,000	28,367,127
California Infrastructure and Economic Development Bank Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 1.03%, 8/1/2024 (e)	5,250,000	5,202,161
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group Series 2015A, Rev., 5.00%, 11/1/2022	125,000	126,915
California Infrastructure and Economic Development Bank, Bay Area Toll Authority, Toll Bridge Series 2003A, Rev., AGM, 5.00%, 7/1/2022 (b)	115,000	115,365
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund
Rev., 4.00%, 10/1/2022	95,000	95,904
Rev., 5.00%, 10/1/2022	150,000	151,920
Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	26,105
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	26,105
California Infrastructure and Economic Development Bank, National Charter School Revolving Loan Fund Series 2019B, Rev., 5.00%, 11/1/2022	25,000	25,343
California Municipal Finance Authority, Anaheim Water System Project Series 2015-A, Rev., 5.00%, 10/1/2022	25,000	25,314
California Municipal Finance Authority, City of Anaheim Electric Utility Distribution System Series 2015-B, Rev., 5.00%, 10/1/2022	20,000	20,249
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program Rev., 5.00%, 6/1/2023	75,000	77,439
California Municipal Finance Authority, Community Medical Center Series 2017A, Rev., 5.00%, 2/1/2026	1,000,000	1,075,404
California Municipal Finance Authority, Inland Regional Center Project Rev., 5.00%, 6/15/2022	75,000	75,104
California Municipal Finance Authority, Jurupa Valley Pavement Rehabilitation Project COP, AGM, 4.00%, 6/1/2022	75,000	75,000
California Municipal Finance Authority, Santa Rosa Community Health Centre Rev., 5.00%, 2/1/2023	25,000	25,572
California Municipal Finance Authority, St. John's Well Child and Family Center Rev., 4.00%, 12/1/2022	110,000	111,411

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Tuolumne Project Series 2018A, Rev., 4.00%, 12/1/2022	50,000	50,666
California Municipal Finance Authority, University of La Verne Series 2017A, Rev., 5.00%, 6/1/2022	50,000	50,000
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	45,000	44,157
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 4.00%, 10/15/2022	240,000	242,083
Rev., 4.00%, 10/15/2023	290,000	297,508
Rev., 4.00%, 10/15/2024	380,000	390,374
California State Public Works Board
Series E, Rev., 4.00%, 9/1/2022 (b)	25,000	25,175
Series 2014B, Rev., 5.00%, 10/1/2022	75,000	75,935
Series 2019B, Rev., 5.00%, 5/1/2023	35,000	36,105
Series F, Rev., 5.00%, 5/1/2023	370,000	381,677
Series G, Rev., 5.00%, 5/1/2023	185,000	190,839
Series 2013G, Rev., 5.00%, 9/1/2024	130,000	135,021
California State Public Works Board, Business Unit II at the Irvine Campus Rev., 5.00%, 6/1/2022 (b)	50,000	50,000
California State Public Works Board, California State University, Various Capital Projects
Series 2017B, Rev., 5.00%, 10/1/2022	315,000	318,926
Series 2013-I, Rev., 5.00%, 11/1/2022	50,000	50,770
Series 2021A, Rev., 5.00%, 2/1/2023	5,000,000	5,118,755
Series 2013-I, Rev., 5.00%, 11/1/2025	660,000	688,630
California State Public Works Board, Department of Corrections and Rehabilitation
Series 2012C, Rev., 4.00%, 6/1/2022	345,000	345,000
Series 2012C, Rev., 5.00%, 6/1/2022 (b)	495,000	495,000
Series 2012C, Rev., 5.00%, 6/1/2022	275,000	275,000
Series 2015A, Rev., 5.00%, 6/1/2022	70,000	70,000
Rev., 5.00%, 9/1/2022	45,000	45,425
Series 2013G, Rev., 5.00%, 9/1/2022	85,000	85,803
Series 2014A, Rev., 5.00%, 9/1/2022	220,000	222,079
Series D, Rev., 5.00%, 9/1/2022	40,000	40,378
Series 2014C, Rev., 4.00%, 10/1/2022	35,000	35,321
Series 2014A, Rev., 5.00%, 9/1/2023	65,000	67,700
Series 2016E, Rev., 5.00%, 10/1/2025	175,000	191,359
California State Public Works Board, Department of State Hospital
Series 2013E, Rev., 5.00%, 6/1/2022	290,000	290,000
Series 2013E, Rev., 5.00%, 6/1/2023	150,000	155,120
California State Public Works Board, Judicial Council of California
Series A, Rev., 5.00%, 3/1/2025	50,000	51,127
Series A, Rev., 5.00%, 3/1/2026	30,000	30,681
California State Public Works Board, Judicial Council Project
Series A, Rev., 5.00%, 3/1/2023	215,000	220,677
Series A, Rev., 5.00%, 3/1/2024	275,000	281,920
California State Public Works Board, The Regents of the University of California Series A, Rev., NATL-RE, 5.25%, 6/1/2022 (b)	95,000	95,000
California State Public Works Board, Various Capital Projects
Series 2016C, Rev., 5.00%, 11/1/2022	50,000	50,770
Series 2019C, Rev., 5.00%, 11/1/2022	50,000	50,770
Series H, Rev., 5.00%, 12/1/2022	40,000	40,731
Series B, Rev., 5.00%, 10/1/2023	45,000	46,976

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2012G, Rev., 5.00%, 11/1/2023	450,000	456,949
Series H, Rev., 5.00%, 12/1/2025	150,000	160,362
Series 2012G, Rev., 5.00%, 11/1/2026	5,000,000	5,077,215
Series 2013-I, Rev., 5.00%, 11/1/2026	40,000	41,724
Series 2012G, Rev., 5.00%, 11/1/2027	9,240,000	9,382,693
Series 2012G, Rev., 5.00%, 11/1/2037	11,295,000	11,469,429
California State Public Works Board, Various Correctional Facilities Series 2018C, Rev., 5.00%, 11/1/2022	20,000	20,308
California State University, Systemwide
Series 2016A, Rev., 3.00%, 11/1/2022	55,000	55,395
Series 2012A, Rev., 3.25%, 11/1/2022 (b)	45,000	45,365
Series 2012A, Rev., 3.75%, 11/1/2022 (b)	75,000	75,763
Series 2012A, Rev., 4.00%, 11/1/2022 (b)	295,000	298,342
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	610,000	619,420
Series 2013A, Rev., 5.00%, 11/1/2022	70,000	71,078
Series 2015A, Rev., 5.00%, 11/1/2022	70,000	71,078
Series 2016A, Rev., 5.00%, 11/1/2022	100,000	101,540
Series 2017A, Rev., 5.00%, 11/1/2022	50,000	50,770
Series 2017C, Rev., 5.00%, 11/1/2022	25,000	25,385
Series 2019A, Rev., 5.00%, 11/1/2022	25,000	25,385
Series 2013A, Rev., 5.00%, 11/1/2023 (b)	145,000	151,747
Series 2015A, Rev., 5.00%, 11/1/2023	65,000	68,006
Series 2016A, Rev., 5.00%, 11/1/2023	20,000	20,925
California Statewide Communities Development Authority, City of Glendora Series A, Rev., AGM, 4.00%, 10/1/2022	25,000	25,230
California Statewide Communities Development Authority, Enloe Medical Center Rev., 5.00%, 8/15/2022	75,000	75,579
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital Series 2014A, Rev., AGM, 5.25%, 10/1/2024 (b)	400,000	429,585
California Statewide Communities Development Authority, Installment Sales Series 2012B, COP, 5.00%, 6/1/2022 (b)	25,000	25,000
California Statewide Communities Development Authority, Montage Health Series 2021A, Rev., 4.00%, 6/1/2022	45,000	45,000
California Statewide Communities Development Authority, North Coast County Water District Series C, Rev., AGM, 4.00%, 10/1/2022	20,000	20,184
California Statewide Communities Development Authority, Rady Children's Hospital Series 2016B, Rev., 5.00%, 8/15/2025	125,000	135,713
California Statewide Communities Development Authority, Redlands Community Hospital Rev., 5.00%, 10/1/2022	40,000	40,486
California Statewide Communities Development Authority, Southern California Edison Co. Series D, Rev., 2.63%, 12/1/2023 (c)	115,000	114,135
California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project Rev., 5.63%, 10/1/2022 (b)	1,000,000	1,014,215
Camarillo Community Development Commission Successor Agency, Camarillo Corridor Project Rev., AGM, 5.00%, 9/1/2023	25,000	25,981
Campbell Union High School District
GO, 4.00%, 8/1/2022	50,000	50,238
GO, 5.00%, 8/1/2022 (b)	65,000	65,414
GO, 5.00%, 8/1/2022	20,000	20,128
GO, 5.00%, 8/1/2023 (b)	25,000	25,984
Campbell Union High School District, Election of 2016 Series B, GO, 4.00%, 8/1/2022	130,000	130,618
Campbell Union School District GO, 5.00%, 8/1/2022	20,000	20,113
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax Rev., AGM, 3.75%, 9/1/2022	80,000	80,500
Capistrano Unified School District Community Facilities District, Special Tax Rev., 5.00%, 9/1/2022	65,000	65,583

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Carlsbad Unified School District
Series 2017B, GO, 4.00%, 8/1/2022	20,000	20,094
GO, 5.00%, 8/1/2022	70,000	70,445
Series 2009B, GO, 6.00%, 5/1/2024	100,000	107,569
Carlsbad Unified School District, Election of 2018 Series 2018A, GO, 5.00%, 8/1/2022	490,000	493,112
Carlsbad Unified School District, School Financing Project COP, 5.00%, 10/1/2022	50,000	50,596
Carpinteria Valley Water District
Series 2016A, Rev., 5.00%, 7/1/2022	100,000	100,308
Series 2020A, Rev., 5.00%, 7/1/2022	100,000	100,308
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2023	45,000	43,938
Castro Valley Unified School District
GO, 2.50%, 8/1/2022	35,000	35,081
GO, 5.00%, 8/1/2022 (b)	105,000	105,668
Center Unified School District, Election of 2008 Series 2020A, GO, 4.00%, 8/1/2022	225,000	226,006
Centinela Valley Union High School District, Capital Appreciation Series 2009A, GO, AGM, Zero Coupon, 8/1/2022	20,000	19,951
Central Contra Costa Sanitary District Series 2018A, Rev., 5.00%, 9/1/2022	25,000	25,248
Central School District, Election of 2012 Series C, GO, 2.00%, 8/1/2022	25,000	25,028
Cerritos Community College District
Series 2019C, GO, 4.00%, 8/1/2022	25,000	25,121
Series A, GO, 5.00%, 8/1/2022	110,000	110,710
Chabot-Las Positas Community College District
GO, 5.00%, 8/1/2022	45,000	45,284
GO, 5.00%, 8/1/2023 (b)	100,000	103,935
Chaffey Community College District Series A, GO, 5.00%, 6/1/2022	75,000	75,000
Chaffey Joint Union High School District, Election of 2008 Series A, GO, 5.00%, 8/1/2023 (b)	30,000	31,180
Chico Unified School District Election of 2012 Series 2012A, GO, 5.00%, 8/1/2023 (b)	25,000	25,984
Chino Basin Regional Financing Authority Series 2020A, Rev., 5.00%, 6/1/2022	40,000	40,000
Chino Basin Regional Financing Authority, Inland Utilities Series 2017A, Rev., 5.00%, 11/1/2022	95,000	96,455
Chino Hills Financing Authority Rev., 4.00%, 6/1/2022	75,000	75,000
Chino Valley Unified School District, Election of 2002 Series 2012A, GO, 5.00%, 8/1/2022 (b)	30,000	30,191
Chula Vista Elementary School District
GO, 5.00%, 8/1/2022	150,000	150,940
COP, AGM, 4.00%, 9/1/2022	50,000	50,332
COP, AGM, 5.00%, 9/1/2022	35,000	35,318
Rev., BAN, Zero Coupon, 8/1/2023	20,000	19,553
COP, AGM, 5.00%, 9/1/2023	30,000	31,193
Chula Vista Municipal Financing Authority
Series 2015B, Rev., 5.00%, 9/1/2023	45,000	46,670
Rev., 5.00%, 5/1/2024	10,000	10,582
Chula Vista Redevelopment Agency Successor Agency Rev., 4.00%, 10/1/2022	30,000	30,234
Citrus Community College District Series 2015A, GO, 5.00%, 8/1/2022	150,000	150,953
City & County of San Francisco Series 2021-R1, GO, 5.00%, 6/15/2022	135,000	135,197
City & County of San Francisco, Moscon Center Series 2011A, COP, 5.00%, 9/1/2022	115,000	115,341
City & County of San Francisco, Multi-Family, Eastern Park Apartments Series 2019K, Rev., 1.30%, 1/1/2023 (c)	520,000	517,313
City and County of San Francisco
Series 2020D-1, GO, 4.00%, 6/15/2022	45,000	45,049
Series 2014A, GO, 5.00%, 6/15/2022	80,000	80,117

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2015-R1, GO, 5.00%, 6/15/2022	255,000	255,371
Series 2016D, GO, 5.00%, 6/15/2022	45,000	45,066
Series 2018C, GO, 5.00%, 6/15/2022	25,000	25,036
Series 2020-R1, GO, 5.00%, 6/15/2022	20,000	20,029
Series 2015A-1, COP, 5.00%, 4/1/2023	30,000	30,861
City and County of San Francisco, City Office Buildings - Multiple Properties Project Series 2015-R1, COP, 5.00%, 9/1/2022	25,000	25,241
City and County of San Francisco, Earthquake Safety and Emergency GO, 5.00%, 6/15/2022	20,000	20,029
City and County of San Francisco, Moscone Convention Centre Series 2017B, COP, 5.00%, 4/1/2025	75,000	80,812
City and County of San Francisco, Tax Exempt Series 2017A, GO, 5.00%, 6/15/2022	100,000	100,146
City and County of San Francisco, Transit Road Improvement Series 2018B, GO, 5.00%, 6/15/2022	20,000	20,029
City of Albany GO, 5.00%, 8/1/2022	50,000	50,318
City of Azusa, Water System
Rev., 5.00%, 7/1/2022	140,000	140,446
Series 2012A, Rev., 5.00%, 7/1/2022	50,000	50,159
City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2022	60,000	60,653
City of Berkeley GO, 5.00%, 9/1/2022	20,000	20,190
City of Brea, Water Utility Rev., 4.00%, 7/1/2022	75,000	75,179
City of Burbank, Wastewater Treatment Rev., 5.00%, 6/1/2022	35,000	35,000
City of Calabasas
COP, 5.00%, 12/1/2022	60,000	61,029
COP, 5.00%, 12/1/2023	55,000	57,569
City of Gilroy, Wastewater Rev., 5.00%, 8/1/2022	25,000	25,160
City of Glendora, Waterworks Series 2016A, Rev., 5.00%, 10/1/2022	25,000	25,313
City of Lincoln, Community Facilities District No. 2003-1, Lincoln Crossing Project, Special Tax Rev., 4.00%, 9/1/2022	70,000	70,449
City of Livermore
Series 2020B, COP, 4.00%, 10/1/2022	150,000	151,342
Series 2020B, COP, 4.00%, 10/1/2023	40,000	41,206
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2023	70,000	72,287
Series 2015B, Rev., 5.00%, 5/15/2023	60,000	61,960
City of Long Beach Harbor, Private Activity
Series 2020A, Rev., 4.00%, 5/15/2024	20,000	20,761
Rev., 4.00%, 5/15/2025	155,000	163,270
Rev., 5.00%, 5/15/2025	115,000	124,410
City of Los Alamitos COP, 5.00%, 10/1/2022	30,000	30,367
City of Los Angeles
Series 2012B, Rev., 5.00%, 6/1/2022	135,000	135,000
Series B, Rev., 5.00%, 6/1/2022	55,000	55,000
Series C, Rev., 5.00%, 6/1/2022	225,000	225,000
Rev., TRAN, 4.00%, 6/23/2022	50,000	50,092
Series 2021B, GO, 5.00%, 9/1/2022	25,000	25,236
Series 2013A, Rev., 5.00%, 6/1/2027	75,000	77,393
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018E, Rev., 5.00%, 5/15/2024	15,000	15,818
City of Los Angeles, Senior Lien Series B, Rev., 5.00%, 6/1/2022	65,000	65,000
City of Los Angeles, Solid Waste Resources
Series 2013A, Rev., 2.00%, 2/1/2023	45,000	45,174
Series 2015A, Rev., 5.00%, 2/1/2023	25,000	25,590

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
City of Los Angeles, Tax Exempt Series 2017B, GO, 5.00%, 9/1/2022	45,000	45,425
City of Los Angeles, Wastewater System
Series 2013B, Rev., 4.00%, 6/1/2022	90,000	90,000
Series 2012B, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2013-B, Rev., 5.00%, 6/1/2022	430,000	430,000
Series 2015-A, Rev., 5.00%, 6/1/2022	90,000	90,000
Series C, Rev., 5.00%, 6/1/2022	125,000	125,000
Subseries B, Rev., 5.00%, 6/1/2023	150,000	155,044
Series 2013-A, Rev., 5.00%, 6/1/2025	75,000	77,401
Series 2013A, Rev., 5.00%, 6/1/2026	50,000	51,596
City of Manhattan Beach, Police and Fire Facility COP, 3.00%, 1/1/2023	25,000	25,226
City of Manteca Rev., 5.00%, 7/1/2022	40,000	40,124
City of Newark COP, 5.00%, 6/1/2023	45,000	46,436
City of Newport Beach Series 2020A, COP, 4.00%, 7/1/2022	25,000	25,059
City of Oakland Series 2015A, GO, 5.00%, 1/15/2023	65,000	66,437
City of Oakland, Sewer
Series 2014A, Rev., 5.00%, 6/15/2022	50,000	50,071
Series 2014A, Rev., 5.00%, 6/15/2023	35,000	36,243
City of Palo Alto, Avenue Parking Garage Series 2019A, COP, 5.00%, 11/1/2023	50,000	52,312
City of Pasadena
Series 2011A, Rev., 4.00%, 6/1/2022	60,000	60,000
Series 2012A, Rev., 4.00%, 6/1/2022	20,000	20,000
Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,000
City of Pico Rivera, Sales Tax Series 2018A, COP, AGM, 5.00%, 6/1/2023	35,000	36,195
City of Pittsburg Series A, Rev., 5.00%, 8/1/2022	125,000	125,794
City of Porterville, Water System Financing Project COP, AGM, 4.00%, 8/15/2022	20,000	20,114
City of Redding, Electric System Rev., 5.00%, 6/1/2022	275,000	275,000
City of Richmond, Wastewater, Capital Appreciation Rev., FGIC, Zero Coupon, 8/1/2023 (b)	200,000	195,798
City of Riverside
Series 2018A, Rev., 5.00%, 8/1/2022	75,000	75,476
Series 2019A, Rev., 5.00%, 10/1/2022	115,000	116,441
City of Roseville, 316 Vernon Street Project COP, 5.00%, 8/1/2022	40,000	40,249
City of Sacramento Rev., 5.00%, 9/1/2022	60,000	60,585
City of Sacramento, Convention Center Ballroom Rev., 5.00%, 6/1/2023	175,000	180,004
City of Salinas, Sanitary Sewer System Rev., 4.00%, 8/1/2022 (b)	50,000	50,237
City of San Francisco, Public Utilities Commission
Rev., 5.00%, 11/1/2022	75,000	76,158
Series 2015A, Rev., 5.00%, 11/1/2022	50,000	50,772
Series 2016A, Rev., 5.00%, 11/1/2022	125,000	126,930
Series 2015A, Rev., 5.00%, 11/1/2023	60,000	62,783
Series 2017A, Rev., 5.00%, 11/1/2024 (b)	30,000	32,187
City of San Mateo, Library Improvement Project GO, 4.00%, 8/1/2022	20,000	20,095
City of Santa Clara, Electric Power Supply, Silicon Valley Power
Series 2013A, Rev., 5.00%, 7/1/2022	130,000	130,401
Series 2018A, Rev., 5.00%, 7/1/2022	100,000	100,308
City of Santa Cruz Rev., 5.00%, 3/1/2023	45,000	46,198
City of Santa Rosa, Wastewater

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2012A, Rev., 5.00%, 9/1/2022 (b)	145,000	146,373
Series 2014A, Rev., 5.00%, 9/1/2022	20,000	20,190
Series 2016A, Rev., 5.00%, 9/1/2022	50,000	50,472
City of Sausalito, 2016 Financing Project COP, 4.00%, 5/1/2023	50,000	51,117
City of South Lake Tahoe, Road Improvement Projects COP, 4.00%, 9/1/2022	50,000	50,313
City of Susanville, Natural Gas Enterprise Rev., AGM, 3.00%, 6/1/2023	20,000	20,258
City of Tulare, Sewer System
Rev., AGM, 3.75%, 11/15/2022 (b)	40,000	40,427
Rev., AGM, 5.00%, 11/15/2022	30,000	30,475
Cloverdale Unified School District, Election of 2018 Series B, GO, 4.00%, 8/1/2022	35,000	35,165
Clovis Unified School District, Election of 2012
Series 2012A, GO, Zero Coupon, 8/1/2022 (b)	150,000	87,771
Series 2012A, GO, 3.00%, 8/1/2022 (b)	40,000	40,112
Series 2012A, GO, 4.00%, 8/1/2022 (b)	30,000	30,135
Series 2012A, GO, 4.00%, 8/1/2022	95,000	95,464
Series 2012A, GO, 5.00%, 8/1/2022 (b)	70,000	70,429
Series 2012D, GO, 5.00%, 8/1/2022	25,000	25,163
Series C, GO, 5.00%, 8/1/2022	65,000	65,424
Series B, GO, 5.00%, 8/1/2023 (b)	20,000	20,787
Clovis Unified School District, Election of 2020 Series 2020A, GO, 3.00%, 8/1/2022	50,000	50,163
Coachella Redevelopment Agency Successor Agency Rev., AGM, 5.00%, 9/1/2022	150,000	151,342
Coachella Redevelopment Agency Successor Agency, Merged Project Areas Series A, Rev., AGM, 5.00%, 9/1/2022	25,000	25,224
Coachella Valley Unified School District, Election of 2005
Series 2012D, GO, AGM, 4.00%, 8/1/2022 (b)	25,000	25,118
Series 2012D, GO, AGM, 4.13%, 8/1/2022 (b)	25,000	25,124
Series 2012D, GO, AGM, 5.00%, 8/1/2022 (b)	75,000	75,478
Coast Community College District Series A, GO, 5.00%, 8/1/2022	330,000	332,063
Coast Community College District, Election of 2012
Series 2013A, GO, 4.00%, 8/1/2023 (b)	20,000	20,557
Series 2013A, GO, 5.00%, 8/1/2023 (b)	30,000	31,180
Colton Joint Unified School District GO, 3.25%, 8/1/2022 (b)	30,000	30,101
Colton Joint Unified School District, Election of 2008
Series 2016D, GO, 4.00%, 8/1/2022	25,000	25,116
Series 2010B, GO, AGM, 5.80%, 8/21/2026 (b)	25,000	28,729
Contra Costa Community College District
GO, 4.00%, 8/1/2022	120,000	120,561
GO, 4.00%, 8/1/2022 (b)	215,000	216,019
GO, 5.00%, 8/1/2022 (b)	80,000	80,510
Contra Costa Community College District, Election of 2006 GO, 5.00%, 8/1/2023 (b)	20,000	20,787
Contra Costa Community College District, Election of 2014
Series 2019B-2, GO, 4.00%, 8/1/2022	290,000	291,355
Series C, GO, 4.00%, 8/1/2023	25,000	25,682
Contra Costa County Public Financing Authority, Capital Projects Series B, Rev., 5.00%, 6/1/2022	30,000	30,000
Contra Costa Transportation Authority
Series 2015A, Rev., 4.00%, 3/1/2023	65,000	66,216
Series 2012B, Rev., 5.00%, 3/1/2023 (b)	105,000	107,788
Contra Costa Water District
Series T, Rev., 4.00%, 10/1/2022	25,000	25,229

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2012Q, Rev., 5.00%, 10/1/2022	70,000	70,870
Series R, Rev., 5.00%, 10/1/2022	50,000	50,622
Series T, Rev., 5.00%, 10/1/2022	45,000	45,559
Series U, Rev., 5.00%, 10/1/2022	110,000	111,367
Corona Utility Authority, Water Projects Rev., 5.00%, 9/1/2022	30,000	30,285
Coronado Unified School District GO, 5.00%, 8/1/2022	50,000	50,319
Corona-Norco Unified School District Public Financing Authority, Senior Lien Series A, Rev., 5.00%, 9/1/2023 (b)	20,000	20,836
Corona-Norco Unified School District, Election of 2014 Series B, GO, 4.00%, 8/1/2022	25,000	25,118
Corona-Norco Unified School District, Riverside County GO, 4.00%, 8/1/2022	20,000	20,094
Cotati-Rohnert Park Unified School District GO, 4.00%, 8/1/2022	105,000	105,496
County of Calaveras COP, 3.00%, 11/1/2022	110,000	110,721
County of Los Angeles, Disney Concert Hall Parking Garage
COP, 5.00%, 9/1/2022	140,000	141,277
COP, 5.00%, 3/1/2023	250,000	256,354
County of Marin, 2015 Financing Project COP, 5.00%, 11/1/2022	50,000	50,757
County of Mono, Mono County Civic Center Series 2018A, COP, 5.00%, 10/1/2022	260,000	262,804
County of Monterey, Public Facilities Refinancing COP, 5.00%, 10/1/2022	25,000	25,306
County of Napa COP, 5.00%, 6/1/2022 (b)	120,000	120,000
County of Orange Series 2019A, Rev., 5.00%, 7/1/2022	175,000	175,525
County of Riverside Rev., TRAN, 2.00%, 6/30/2022	185,000	185,141
County of Sacramento COP, 5.00%, 10/1/2022	30,000	30,356
County of Sacramento, Airport System Series 2018B, Rev., 5.00%, 7/1/2022 (b)	220,000	220,671
County of San Bernardino, Arrowhead Project Series 2019A, COP, 5.00%, 10/1/2022	25,000	25,303
County of San Diego, Sanford Burnham Prebys Medical Discovery Institute Series 2015A, Rev., 5.00%, 11/1/2022	25,000	25,376
County of San Joaquin COP, AGM, 5.00%, 11/15/2022	125,000	127,001
County of Santa Clara, Election of 2008 Series 2013B, GO, 5.00%, 8/1/2022	205,000	206,281
County of Santa Cruz Rev., TRAN, 2.00%, 7/5/2022	10,000,000	10,010,591
County of Solano COP, 5.00%, 11/1/2022	80,000	81,229
County of Sonoma, Measure F Sales Tax, Limited Tax, Agricultural Preservation and Open Space Rev., 5.00%, 9/1/2022	80,000	80,750
Cucamonga Valley Water District Financing Authority
Rev., 4.00%, 9/1/2022 (b)	60,000	60,421
Rev., 5.00%, 9/1/2022	20,000	20,187
Series 2021B, Rev., 5.00%, 9/1/2022	20,000	20,187
Culver Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 11/1/2022	45,000	45,648
Cupertino Union School District
Series 2012A, GO, 4.00%, 8/1/2022	70,000	70,333
Series 2012A, GO, 4.00%, 8/1/2022 (b)	55,000	55,261
GO, 5.00%, 8/1/2022	120,000	120,766
Series 2012A, GO, 5.00%, 8/1/2022 (b)	135,000	135,860
Cupertino Union School District, 2013 Crossover Series 2013A, GO, 5.00%, 8/1/2023 (b)	70,000	72,755
Desert Community College District GO, 5.00%, 8/1/2022	120,000	120,770
Desert Community College District, Riverside and Imperial County GO, 5.00%, 8/1/2023 (b)	50,000	51,968
Desert Hot Springs Redevelopment Agency Successor Agency, Subordinate Tax Rev., 5.00%, 9/1/2022	30,000	30,262
Desert Sands Unified School District
Series 2013A, GO, 5.00%, 6/1/2022	45,000	45,000
GO, 5.00%, 8/1/2022	45,000	45,288
GO, 5.00%, 8/1/2023	10,000	10,395

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Downey Public Finance Authority
Rev., 5.00%, 12/1/2022	40,000	40,725
Rev., 5.00%, 12/1/2023	75,000	78,606
Dry Creek Joint Elementary School District GO, 4.00%, 8/1/2022	30,000	30,143
Duarte Unified School District Series 2011B, GO, 3.25%, 8/1/2022	25,000	25,083
Dublin Unified School District
GO, 4.00%, 8/1/2022	25,000	25,118
GO, 5.00%, 8/1/2022	275,000	276,751
East Bay Municipal Utility District Wastewater System
Series 2014A, Rev., 5.00%, 6/1/2022	155,000	155,000
Series 2017A, Rev., 5.00%, 6/1/2022	80,000	80,000
East Bay Municipal Utility District Water System
Series 2012B, Rev., 5.00%, 6/1/2022	205,000	205,000
Series 2014B, Rev., 5.00%, 6/1/2022	20,000	20,000
East Bay Regional Park District
Series 2013A, GO, 4.00%, 9/1/2022	50,000	50,350
Series B-1, GO, 5.00%, 9/1/2022	20,000	20,189
East Side Union High School District
GO, 4.00%, 8/1/2022	25,000	25,119
Series D, GO, 4.00%, 8/1/2022 (b)	30,000	30,142
Series B, GO, 5.00%, 8/1/2022	65,000	65,415
Series D, GO, 5.00%, 8/1/2022	25,000	25,160
Series D, GO, 5.00%, 8/1/2022 (b)	40,000	40,255
GO, AGM, 5.25%, 9/1/2022	100,000	101,011
Series B, GO, NATL-RE, 5.25%, 2/1/2023	1,050,000	1,076,312
Eastern Municipal Water District
Series 2016A, Rev., 5.00%, 7/1/2022	210,000	210,665
Series C, Rev., 5.00%, 7/1/2022	40,000	40,127
El Camino Community College District Foundation (The) GO, 5.00%, 8/1/2022	275,000	276,755
El Camino Healthcare District GO, 5.00%, 8/1/2022	45,000	45,287
El Dorado Irrigation District Series 2016B, COP, 5.00%, 3/1/2023	55,000	56,452
El Dorado Union High School District COP, AGM, 2.00%, 12/1/2022	160,000	160,353
El Monte City School District Series 2008C, GO, AGC, Zero Coupon, 8/1/2023	600,000	575,730
El Segundo Unified School District Series 2018A, GO, 5.00%, 8/1/2022	50,000	50,319
Elk Grove Unified School District GO, 5.00%, 8/1/2022	60,000	60,386
Elsinore Valley Municipal Water District Financing Authority Series 2016A, Rev., 5.00%, 7/1/2022	150,000	150,471
Emeryville Redevelopment Agency Successor Agency Series A, Rev., AGM, 5.00%, 9/1/2022	170,000	171,499
Escondido Union School District GO, 5.00%, 8/1/2022	50,000	50,319
Etiwanda School District Public Financing Authority Series 2018A, Rev., 5.00%, 9/1/2022	35,000	35,332
Evergreen School District GO, 5.00%, 9/1/2022	70,000	70,665
Exeter Unified School District GO, 4.00%, 8/1/2022	25,000	25,112
Fairfield Community Facilities District Rev., 4.00%, 9/1/2022	65,000	65,458
Fairfield-Suisun Unified School District
GO, 4.00%, 8/1/2022	20,000	20,092
GO, 5.00%, 8/1/2022	25,000	25,155
Fall River Joint Unified School District GO, 3.00%, 8/1/2022	50,000	50,143
Fallbrook Union High School District Series 2020B, GO, 4.00%, 8/1/2022	50,000	50,232
Fillmore Redevelopment Agency Successor Agency Rev., 5.00%, 6/1/2022	100,000	100,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 Series 2002A, GO, NATL-RE, Zero Coupon, 10/1/2022	20,000	19,891
Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 Series 2007A, GO, NATL-RE, Zero Coupon, 10/1/2022	20,000	19,894
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 Series A, GO, 5.00%, 10/1/2023 (b)	20,000	20,884
Folsom Public Financing Authority Rev., 4.00%, 12/1/2022	35,000	35,470
Fontana Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 10/1/2023	30,000	31,257
Fontana Unified School District
GO, 3.13%, 8/1/2022 (b)	20,000	20,065
GO, 5.00%, 8/1/2022 (b)	75,000	75,478
GO, 5.00%, 8/1/2022	50,000	50,317
Foothill-De Anza Community College District
GO, 4.00%, 8/1/2022	30,000	30,141
GO, 5.00%, 8/1/2022	135,000	135,852
GO, 5.00%, 8/1/2022 (b)	215,000	216,369
Series 2003B, GO, 6.00%, 8/1/2022	50,000	50,397
Fremont Public Financing Authority
Rev., 5.00%, 10/1/2022	75,000	75,940
Rev., 5.00%, 10/1/2023	50,000	52,121
Series 2017B, Rev., 5.00%, 10/1/2023	25,000	26,061
Fremont Unified School District
GO, 4.00%, 8/1/2022	25,000	25,116
Series D, GO, 4.00%, 8/1/2022	25,000	25,116
GO, 4.25%, 8/1/2022 (b)	50,000	50,257
GO, 4.50%, 8/1/2022	50,000	50,272
GO, 5.00%, 8/1/2022 (b)	155,000	155,986
Fremont Union High School District GO, 5.00%, 8/1/2022	145,000	145,921
Fresno County Financing Authority Rev., 5.00%, 4/1/2023	550,000	566,016
Fullerton Joint Union High School District
GO, 5.00%, 8/1/2022	25,000	25,159
Series 2015A, GO, 5.00%, 8/1/2022	150,000	150,955
COP, 5.00%, 9/1/2022	35,000	35,325
Fullerton School District GO, 4.00%, 8/1/2022	20,000	20,095
Garden Grove Agency Community Development Successor Agency
Rev., 5.00%, 10/1/2022	25,000	25,291
Rev., 5.00%, 10/1/2023	20,000	20,830
Garden Grove Sanitary District Rev., 5.00%, 6/15/2022	90,000	90,128
Garden Grove Unified School District Series C, GO, 5.00%, 8/1/2023	10,000	10,391
Gateway Unified School District GO, AGM, 5.00%, 8/1/2023 (b)	20,000	20,787
Gavilan Joint Community College District
Series 2012B, GO, 3.63%, 8/1/2022 (b)	25,000	25,102
GO, 5.00%, 8/1/2022 (b)	30,000	30,191
Glendale Community College District
Series 2013F, GO, 3.00%, 8/1/2022 (b)	50,000	50,153
Series B, GO, 4.00%, 8/1/2022	95,000	95,452
Glendale Unified School District
Series E, GO, 3.00%, 9/1/2022	30,000	30,137
GO, 4.25%, 9/1/2022 (b)	30,000	30,229

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2015A, GO, 5.00%, 9/1/2022	60,000	60,570
Glendora Unified School District Series 2003B, GO, NATL-RE, Zero Coupon, 8/1/2022	20,000	19,952
Gold Coast Transit District COP, 5.00%, 7/1/2022	170,000	170,507
Golden State Tobacco Securitization Corp.
Series 2018A, Rev., 3.00%, 6/1/2022 (b)	100,000	100,000
Series 2015A, Rev., 5.00%, 6/1/2022 (b)	25,000	25,000
Series 2018A, Rev., 5.00%, 6/1/2022 (b)	730,000	730,000
Series 2018A-1, Rev., 5.00%, 6/1/2022 (b)	350,000	350,000
Series 2018A-2, Rev., 5.00%, 6/1/2022 (b)	100,000	100,000
Golden Valley Unified School District COP, 3.00%, 9/1/2022	275,000	276,048
Grossmont Healthcare District
Series D, GO, 5.00%, 7/15/2022	20,000	20,093
Series C, GO, 5.00%, 7/15/2024	25,000	26,504
Grossmont Union High School District
GO, 5.00%, 8/1/2022	85,000	85,543
Series 2008H-2, GO, 5.00%, 8/1/2022	20,000	20,128
Series G-2, GO, 5.00%, 8/1/2022	30,000	30,192
Series E, GO, 5.00%, 8/1/2023 (b)	20,000	20,787
Grossmont-Cuyamaca Community College District
GO, 5.00%, 8/1/2022	200,000	201,270
GO, 5.00%, 8/1/2023	30,000	31,173
Hacienda La Puente Unified School District Facilities Financing Authority Rev., AGM, 5.00%, 8/1/2022	25,000	25,160
Harmony Union School District Series B, GO, 3.00%, 8/1/2022	60,000	60,175
Hartnell Community College District Series A, GO, 5.00%, 8/1/2022	25,000	25,160
Hayward Area Recreation & Park District Series A, GO, 5.00%, 8/1/2022	30,000	30,192
Hayward Unified School District GO, AGM, 5.00%, 8/1/2022	35,000	35,216
Healdsburg Unified School District Series A, GO, 5.00%, 8/1/2022	20,000	20,128
Helendale School District COP, AGM, 2.50%, 12/1/2022	20,000	20,097
Hemet Unified School District
GO, AGM, 3.25%, 8/1/2022 (b)	25,000	25,085
COP, AGM, 4.00%, 10/1/2022	250,000	252,094
Hermosa Beach Public Financing Authority Rev., 4.00%, 11/1/2024	25,000	26,157
Hesperia Unified School District
Series 2013A, COP, 4.00%, 2/1/2023 (b)	30,000	30,499
Series 2013B, COP, 5.53%, 2/1/2023 (b)	25,000	25,567
Hollister School District Series 2019B, GO, 4.00%, 9/1/2022	20,000	20,140
Huntington Beach City School District COP, 4.00%, 7/1/2022	35,000	35,080
Huntington Beach Public Financing Authority Series 2014A, Rev., 4.00%, 9/1/2023	50,000	51,324
Huntington Beach Union High School District
GO, 5.00%, 8/1/2022	95,000	95,595
COP, 5.00%, 9/1/2022	40,000	40,371
GO, 5.00%, 8/1/2023 (b)	50,000	51,967
Imperial Beach Redevelopment Agency Successor Agency Rev., 5.00%, 6/1/2022 (b)	35,000	35,000
Imperial Community College District
GO, AGM, 3.00%, 8/1/2022 (b)	50,000	50,148
GO, AGM, 5.00%, 8/1/2022 (b)	50,000	50,314
Series 2014A, GO, AGM, 4.63%, 8/1/2023 (b)	30,000	31,034
Imperial Public Financing Authority Rev., 3.50%, 10/15/2022	25,000	25,180

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Inglewood Public Financing Authority
Rev., Zero Coupon, 8/1/2022 (b)	100,000	66,242
Rev., Zero Coupon, 8/1/2022 (b)	150,000	79,485
Inglewood Unified School District
Series 2013A, GO, AGM, 5.00%, 8/1/2023 (b)	25,000	25,969
Series 2013A, GO, AGM, 5.13%, 8/1/2023 (b)	20,000	20,804
Irvine Unified School District Series 2016A, GO, 5.00%, 9/1/2022	25,000	25,237
Jefferson Elementary School District
GO, 5.00%, 7/15/2022 (b)	130,000	130,612
Series 2020B, GO, 3.00%, 9/1/2022	50,000	50,229
GO, 5.00%, 9/1/2022	25,000	25,237
Jefferson Union High School District
Series A, GO, 4.00%, 8/1/2022	45,000	45,212
GO, 5.00%, 8/1/2022	60,000	60,383
Jurupa Unified School District
GO, AGM, 5.00%, 8/1/2022	25,000	25,149
GO, AGM, 5.00%, 8/1/2022 (b)	40,000	40,251
Kentfield School District Series B, GO, 4.00%, 8/1/2022	25,000	25,119
Kern Community College District
COP, 5.00%, 6/1/2022	275,000	275,000
Series 2018B, GO, 5.00%, 8/1/2022	170,000	171,074
Series 2016C, GO, 4.00%, 8/1/2023	75,000	77,046
Kern High School District GO, 5.00%, 8/1/2022	215,000	216,340
La Mesa-Spring Valley School District Series 2002B, GO, NATL-RE, Zero Coupon, 8/1/2022	20,000	19,953
La Mirada Public Financing Authority Rev., 5.00%, 5/1/2023	25,000	25,784
Lake Tahoe Unified School District
GO, 4.00%, 8/1/2022 (b)	30,000	30,140
GO, 4.00%, 8/1/2022	50,000	50,230
Lancaster School District Series A, GO, AGM, 4.00%, 8/1/2023 (b)	20,000	20,546
Larkspur-Corte Madera School District Series 2021A, GO, 4.00%, 8/1/2022	50,000	50,235
Las Virgenes Unified School District GO, 4.00%, 8/1/2022	35,000	35,166
Liberty Union High School District
GO, 3.50%, 8/1/2022 (b)	95,000	95,368
Series B, GO, 4.00%, 8/1/2022	105,000	105,494
GO, 5.00%, 8/1/2022	35,000	35,222
Lincoln Public Financing Authority Series A, Rev., 4.00%, 10/1/2022	25,000	25,189
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series 2020A, GO, 5.00%, 8/1/2022	45,000	45,283
Lodi Public Financing Authority
Series 2020A, Rev., 4.00%, 6/1/2022	40,000	40,000
Rev., AGM, 5.00%, 9/1/2022	25,000	25,237
Lodi Unified School District
Series 2020, GO, 4.00%, 8/1/2022	25,000	25,097
GO, AGM, 5.00%, 8/1/2022	295,000	296,854
GO, 3.00%, 8/1/2023	40,000	40,586
Loma Prieta Joint Union Elementary School District GO, 4.00%, 8/1/2022	75,000	75,325
Long Beach Bond Finance Authority Series 2007A, Rev., 5.25%, 11/15/2022	25,000	25,357
Long Beach Community College District
Series 2012B, GO, 4.00%, 8/1/2022	25,000	25,118

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2012B, GO, 4.00%, 8/1/2022 (b)	175,000	175,829
Series 2012B, GO, 5.00%, 8/1/2022 (b)	470,000	472,993
Series 2017G, GO, 5.00%, 8/1/2022	25,000	25,159
Series 2017G, GO, 5.00%, 8/1/2023	35,000	36,369
Long Beach Unified School District
GO, 5.00%, 8/1/2022	115,000	115,727
Series B, GO, 5.00%, 8/1/2022	105,000	105,663
Los Alamitos Unified School District
COP, AMBAC, Zero Coupon, 8/1/2022	25,000	24,940
Series B, GO, 4.00%, 8/1/2022	20,000	20,095
GO, 5.00%, 8/1/2022	30,000	30,192
Los Altos Elementary School District GO, 4.00%, 8/1/2022	20,000	20,095
Los Angeles Community College District
Series J, GO, 3.00%, 8/1/2022	115,000	115,325
Series G, GO, 4.00%, 8/1/2022	40,000	40,178
GO, 5.00%, 8/1/2022	95,000	95,578
Series 2015A, GO, 5.00%, 8/1/2022	75,000	75,456
Series 2015C, GO, 5.00%, 8/1/2022	340,000	342,068
Series F, GO, 4.00%, 8/1/2023 (b)	55,000	56,533
Series 2015A, GO, 5.00%, 8/1/2023	25,000	25,978
Series 2015C, GO, 5.00%, 8/1/2023	20,000	20,782
Series F, GO, 5.00%, 8/1/2023 (b)	60,000	62,361
Los Angeles County Metropolitan Transportation Authority
Rev., 5.00%, 7/1/2022	145,000	145,464
Rev., 5.00%, 7/1/2023	55,000	56,985
Los Angeles County Metropolitan Transportation Authority, Sales Tax
Series 2016A, Rev., 5.00%, 6/1/2022	125,000	125,000
Series 2013-A, Rev., 5.00%, 7/1/2022	30,000	30,093
Series 2013-B, Rev., 5.00%, 7/1/2022	145,000	145,447
Series 2013-C, Rev., 5.00%, 7/1/2022	55,000	55,170
Series 2014-A, Rev., 5.00%, 7/1/2022	20,000	20,062
Series 2016A, Rev., 5.00%, 7/1/2022	145,000	145,447
Series 2017A, Rev., 5.00%, 7/1/2022	190,000	190,586
Series 2017-B, Rev., 5.00%, 7/1/2022	260,000	260,802
Series 2018A, Rev., 5.00%, 7/1/2022	215,000	215,663
Series 2019A, Rev., 5.00%, 7/1/2022	190,000	190,586
Series 2019C, Rev., 5.00%, 7/1/2022	25,000	25,077
Series 2016A, Rev., 5.00%, 6/1/2023	25,000	25,828
Series 2020A, Rev., 5.00%, 6/1/2023	30,000	30,988
Series 2012-B, Rev., 5.00%, 7/1/2023	350,000	350,972
Series 2014-A, Rev., 5.00%, 7/1/2023	65,000	67,311
Series 2012-B, Rev., 5.00%, 7/1/2024	490,000	491,511
Series 2012-B, Rev., 5.00%, 7/1/2025	330,000	331,018
Los Angeles County Public Works Financing Authority
Rev., 5.00%, 8/1/2022 (b)	490,000	493,120
Rev., 5.00%, 8/1/2022	140,000	140,891
Series 2015A, Rev., 5.00%, 12/1/2022	25,000	25,457
Series 2016D, Rev., 5.00%, 12/1/2022	75,000	76,370

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2019E1, Rev., 4.00%, 12/1/2023	85,000	87,874
Los Angeles County Redevelopment RefLos Angeles Redevelopment Agency Successor Agency Rev., 5.00%, 12/1/2022	50,000	50,838
Los Angeles County Sanitation Districts Financing Authority Series 2016A, Rev., 5.00%, 10/1/2022	25,000	25,300
Los Angeles Department of Water & Power
Series 2021A-1, Rev., VRDO, LIQ : Royal Bank of Canada, 0.45%, 6/1/2022 (c)	14,475,000	14,475,000
Series 2021B, Rev., 3.00%, 7/1/2022	310,000	310,485
Los Angeles Department of Water & Power Power System
Series 2014C, Rev., 4.00%, 7/1/2022	105,000	105,248
Series 2016A, Rev., 4.00%, 7/1/2022	65,000	65,154
Series 2013A, Rev., 5.00%, 7/1/2022	50,000	50,158
Series 2013B, Rev., 5.00%, 7/1/2022	70,000	70,222
Series 2016A, Rev., 5.00%, 7/1/2022	305,000	305,966
Series 2016B, Rev., 5.00%, 7/1/2022	65,000	65,206
Series 2018B, Rev., 5.00%, 1/1/2023	140,000	142,637
Series 2012A, Rev., 5.00%, 7/1/2023	80,000	80,219
Series 2013A, Rev., 5.00%, 7/1/2023	345,000	351,817
Series 2012A, Rev., 5.00%, 7/1/2024	65,000	65,159
Series 2013A, Rev., 5.00%, 7/1/2024	1,050,000	1,069,550
Series 2013B, Rev., 5.00%, 7/1/2024	40,000	41,418
Series 2013A, Rev., 5.00%, 7/1/2025	125,000	127,327
Series 2013A, Rev., 5.00%, 7/1/2026	25,000	25,465
Los Angeles Department of Water & Power Water System
Series 2013A, Rev., 4.00%, 7/1/2022	25,000	25,059
Series 2012C, Rev., 5.00%, 7/1/2022	515,000	516,615
Series 2013B, Rev., 5.00%, 7/1/2022	75,000	75,237
Series 2016A, Rev., 5.00%, 7/1/2022	90,000	90,285
Series 2016B, Rev., 5.00%, 7/1/2022	50,000	50,158
Series 2017A, Rev., 5.00%, 7/1/2022	90,000	90,285
Series 2012C, Rev., 5.00%, 7/1/2023	70,000	70,192
Series 2018A, Rev., 5.00%, 7/1/2023	100,000	103,665
Series 2012C, Rev., 5.00%, 7/1/2024	375,000	375,931
Series 2013B, Rev., 5.00%, 7/1/2024	140,000	144,992
Series 2012C, Rev., 5.00%, 7/1/2025	20,000	20,049
Series 2013B, Rev., 5.00%, 7/1/2025	40,000	41,422
Series 2013B, Rev., 5.00%, 7/1/2026	35,000	36,240
Los Angeles Unified School District
Series 2016A, GO, 4.00%, 7/1/2022	65,000	65,154
Series 2015A, GO, 5.00%, 7/1/2022	305,000	305,966
Series 2016A, GO, 5.00%, 7/1/2022	145,000	145,459
Series 2017A, GO, 5.00%, 7/1/2022	325,000	326,029
Series 2019A, GO, 5.00%, 7/1/2022	385,000	386,219
Series A, GO, 5.00%, 7/1/2022	85,000	85,269
Series B, GO, 5.00%, 7/1/2022	280,000	280,886
Series C, GO, 5.00%, 7/1/2022	530,000	531,678
Series 2012A, COP, 5.00%, 10/1/2022	745,000	753,860
Series 2015A, GO, 5.00%, 7/1/2023	70,000	72,581
Series 2016A, GO, 5.00%, 7/1/2023	50,000	51,843

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2018B-1, GO, 5.00%, 7/1/2023	50,000	51,843
Series D, GO, 5.00%, 7/1/2023	20,000	20,737
Los Banos Unified School District COP, 3.13%, 8/1/2022	35,000	35,108
Los Gatos Union School District GO, 4.00%, 8/1/2022	30,000	30,118
Los Rios Community College District
Series C, GO, 4.00%, 8/1/2022	50,000	50,236
Series F, GO, 4.00%, 8/1/2022	90,000	90,425
Series 2016A, GO, 5.00%, 8/1/2022	60,000	60,381
GO, 5.00%, 8/1/2023	40,000	40,221
Lucia Mar Unified School District GO, NATL-RE, 5.25%, 8/1/2022	55,000	55,374
Lynwood Unified School District Series A, GO, 4.00%, 8/1/2022	30,000	30,139
Madera County Board of Education COP, 4.00%, 10/1/2023	20,000	20,549
Madera Unified School District GO, 5.00%, 8/1/2022	115,000	115,711
Manteca Redevelopment Agency Successor Agency Series 2020A, Rev., 4.00%, 10/1/2022	130,000	131,089
Manteca Unified School District Series B, GO, 3.00%, 8/1/2022	30,000	30,095
March Joint Powers Redevelopment Agency Successor Agency Series 2016A, Rev., 4.00%, 8/1/2022	20,000	20,081
Marin Community College District
GO, 3.00%, 8/1/2022 (b)	30,000	30,092
GO, 4.00%, 8/1/2022	20,000	20,095
GO, 4.00%, 8/1/2022 (b)	320,000	321,516
GO, 5.00%, 8/1/2022	45,000	45,287
Marin Emergency Radio Authority Rev., 2.00%, 8/1/2022	50,000	50,075
Marina Joint Powers Financing Authority Series 2006, Rev., LOC : FNMA, 2.00%, 11/15/2023	25,000	24,986
Martinez Unified School District GO, 4.00%, 8/1/2022	20,000	20,092
Marysville Joint Unified School District COP, AGM, Zero Coupon, 6/1/2022	300,000	155,734
McFarland Unified School District Series A, GO, 4.00%, 11/1/2022	25,000	25,263
Menifee Union School District Series B, GO, 5.00%, 8/1/2022	20,000	20,127
Menlo Park City School District GO, 5.00%, 7/1/2022 (b)	60,000	60,190
Merced Union High School District GO, AGM, Zero Coupon, 2/18/2025 (b)	350,000	106,843
Metropolitan Water District of Southern California
Series 2012G, Rev., 4.00%, 7/1/2022	45,000	45,106
Series 2012G, Rev., 5.00%, 7/1/2022	50,000	50,158
Series 2015A, Rev., 5.00%, 7/1/2022	20,000	20,063
Series 2018A, Rev., 5.00%, 7/1/2022	155,000	155,491
Series 2017B, Rev., 5.00%, 8/1/2022	50,000	50,164
Series 2017B, Rev., 5.00%, 8/1/2023	70,000	72,698
Series 2012A, Rev., 5.00%, 10/1/2024	75,000	75,217
Middletown Unified School District Series 2019A, GO, 4.00%, 8/1/2023	25,000	25,661
Midpeninsula Regional Open Space District
Rev., 5.00%, 9/1/2022 (b)	105,000	105,995
Series A, GO, 5.00%, 9/1/2022	155,000	156,472
Mill Valley School District Series B, GO, 4.00%, 8/1/2022 (b)	90,000	90,426
Millbrae School District
GO, 4.00%, 7/1/2022	50,000	50,119
GO, 5.00%, 7/1/2022	20,000	20,064
Milpitas Redevelopment Agency Successor Agency Rev., 5.00%, 9/1/2022	100,000	100,857
Milpitas Unified School District
Series 2012A, GO, 4.00%, 8/1/2022 (b)	65,000	65,308

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
GO, 5.00%, 8/1/2022	85,000	85,541
Series 2012A, GO, 5.00%, 8/1/2022 (b)	20,000	20,127
Miracosta Community College District Series B, GO, 4.00%, 8/1/2022	45,000	45,216
Modesto Irrigation District
Series 2012A, Rev., 5.00%, 7/1/2022	135,000	135,426
Rev., 5.00%, 10/1/2022	145,000	146,802
Series 2015B, Rev., 5.00%, 10/1/2022	25,000	25,308
Rev., 4.00%, 10/1/2023	120,000	123,681
Mojave Water Agency Public Facilities Corp.
Series 2017A, Rev., 5.00%, 6/1/2022	60,000	60,000
GO, 4.00%, 9/1/2022	25,000	25,170
Monrovia Unified School District GO, 5.00%, 8/1/2022	30,000	30,191
Montecito Water District Series 2020A, Rev., 4.00%, 7/1/2022	60,000	60,138
Moreland School District GO, 4.00%, 8/1/2022	130,000	130,609
Moreno Valley Public Financing Authority Rev., 5.00%, 11/1/2022	45,000	45,682
Morgan Hill Financing Authority Rev., 5.00%, 10/1/2022	50,000	50,627
Morgan Hill Redevelopment Agency Successor Agency Series 2013A, Rev., 5.00%, 9/1/2022 (b)	50,000	50,474
Morongo Unified School District
Series 2018A, GO, 4.00%, 8/1/2022	20,000	20,094
Series 2012C, GO, Zero Coupon, 8/15/2022 (b)	95,000	36,157
Mount Diablo Unified School District
Series G, GO, 3.00%, 8/1/2022	25,000	25,070
Series 2012E, GO, 4.00%, 8/1/2022	65,000	65,288
COP, 5.00%, 9/1/2022	135,000	136,242
Mount San Antonio Community College District
GO, 5.00%, 6/1/2022	40,000	40,000
Series 2015C, GO, 3.00%, 8/1/2022	50,000	50,155
Series 2019A, GO, 4.00%, 8/1/2022	40,000	40,189
Series 2013A, GO, 5.00%, 9/1/2022	140,000	141,323
Series 2021C, GO, 4.00%, 8/1/2023	60,000	61,651
Mount San Jacinto Community College District Series A, GO, 5.00%, 8/1/2022	25,000	25,160
Mountain View Los Altos Union High School District Series B, GO, 3.00%, 8/1/2022	20,000	20,063
Mountain View-Whisman School District COP, 5.00%, 6/1/2022 (b)	20,000	20,000
M-S-R Public Power Agency Series 2018R, Rev., 5.00%, 7/1/2022	190,000	190,583
Municipal Improvement Corp. of Los Angeles
Series 2016B, Rev., 4.00%, 11/1/2022	55,000	55,625
Series 2016A, Rev., 5.00%, 11/1/2022	60,000	60,929
Series 2016B, Rev., 5.00%, 11/1/2022	80,000	81,239
Series 2018B, Rev., 5.00%, 11/1/2022	50,000	50,774
Series 2019B, Rev., 5.00%, 11/1/2022 (b)	30,000	30,457
Series 2020-B, Rev., 5.00%, 11/1/2022	75,000	76,161
Series 2016B, Rev., 5.00%, 11/1/2023	25,000	26,163
Series 2018A, Rev., 5.00%, 11/1/2023	60,000	62,792
Murrieta Valley Unified School District GO, AGM, 3.00%, 9/1/2022 (b)	25,000	25,109
Napa Sanitation District Series 2012A, COP, 4.00%, 8/1/2022 (b)	60,000	60,279
Napa Valley Unified School District Series B, GO, 5.00%, 8/1/2022	35,000	35,222
Natomas Unified School District Series 2004-B, GO, NATL-RE, Zero Coupon, 9/1/2022 (b)	30,000	29,899
Nevada Irrigation District Joint Powers Authority Series 2020A, Rev., 5.00%, 3/1/2023	45,000	46,181

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Norco Community Redevelopment Agency Successor Agency, Redevelopment Project Area #1 Series 2017A, Rev., 4.00%, 3/1/2023	20,000	20,348
Norco Financing Authority Enterprise Series 2019A, Rev., 4.00%, 10/1/2022	50,000	50,461
Norris School District, Election of 2012 Series 2012A, GO, 4.00%, 11/1/2022 (b)	20,000	20,227
North City West School Facilities Financing Authority, Special Tax Series 2005B, Rev., AMBAC, 5.25%, 9/1/2022	95,000	95,939
North Orange County Community College District, Capital Appreciation, Election of 2002 Series 2003B, GO, NATL-RE, Zero Coupon, 8/1/2022	25,000	24,944
North Orange County Community College District, Election of 2014 Series 2014B, GO, 4.00%, 8/1/2022	80,000	80,378
Northern California Energy Authority Series 2018A, Rev., 4.00%, 7/1/2024 (c)	445,000	454,376
Northern California Power Agency Series 2019A, Rev., 5.00%, 8/1/2022	50,000	50,318
Northern California Power Agency, Hydroelectric Project
Series 2018A, Rev., 5.00%, 7/1/2022	80,000	80,230
Series 2019A, Rev., 5.00%, 7/1/2023	25,000	25,889
Northern California Power Agency, Hydroelectric Project No. 1
Series 2012A, Rev., 5.00%, 7/1/2022	30,000	30,094
Series 2018A, Rev., 5.00%, 7/1/2023	200,000	207,110
Novato Unified School District
GO, 5.00%, 8/1/2022	25,000	25,160
Series 2014A, GO, 5.00%, 8/1/2023	90,000	93,531
Oak Grove School District
Series 2016A, GO, 1.30%, 8/1/2022	40,000	40,004
GO, 5.00%, 8/1/2022	25,000	25,153
Oakland Joint Powers Financing Authority Rev., 5.00%, 11/1/2022	80,000	81,202
Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	25,000	25,458
Oakland Unified School District
GO, 5.00%, 8/1/2022	75,000	75,470
Series A, GO, 5.00%, 8/1/2022	50,000	50,313
Oakley Union Elementary School District Series 2017A, GO, 4.00%, 8/1/2022	30,000	30,142
Oceanside Unified School District
GO, 3.38%, 8/1/2022 (b)	60,000	60,220
GO, 5.00%, 8/1/2022	30,000	30,191
Ohlone Community College District
GO, 4.00%, 8/1/2022 (b)	30,000	30,140
GO, 4.50%, 8/1/2022 (b)	25,000	25,137
GO, 5.00%, 8/1/2022	240,000	241,533
GO, 5.00%, 8/1/2022 (b)	225,000	226,414
Ojai Unified School District, Election of 2020 Series A, GO, 4.00%, 8/1/2022	40,000	40,188
Olivenhain Municipal Water District
Series 2015A, Rev., 5.00%, 6/1/2022	35,000	35,000
Series 2016A, Rev., 5.00%, 6/1/2022	50,000	50,000
Ontario Public Financing Authority Rev., AGM, 5.00%, 11/1/2023	100,000	104,438
Orange County Local Transportation Authority, Sales Tax Rev., 5.00%, 2/15/2023	65,000	66,624
Orange County Sanitation District, Wastewater Series 2014A, Rev., 5.00%, 2/1/2023	85,000	87,025
Orange County Water District
Series 2017A, Rev., 5.00%, 8/15/2022	25,000	25,196
Series 2019A, COP, 2.00%, 8/15/2023	200,000	200,532
Series 2003B, COP, NATL-RE, 4.75%, 8/15/2023 (b)	25,000	25,942
Series 2013A, Rev., 5.00%, 8/15/2023 (b)	25,000	26,016

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2021A, COP, 4.00%, 2/15/2025	175,000	183,665
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project Series 2014A, Rev., AGM, 5.00%, 9/1/2023	90,000	93,658
Orchard School District GO, 5.00%, 8/1/2023	45,000	46,771
Otay Water District Rev., 4.00%, 9/1/2022	35,000	35,246
Otay Water District Financing Authority Series 2018A, Rev., 5.00%, 9/1/2023	30,000	31,246
Oxnard Financing Authority Rev., 5.00%, 6/1/2022	20,000	20,000
Oxnard School District, Election of 2012 Series B, GO, AGM, 4.00%, 8/1/2023 (b)	140,000	143,819
Oxnard Union High School District
GO, 3.00%, 8/1/2022 (b)	100,000	100,306
GO, 3.13%, 8/1/2022 (b)	25,000	25,082
Oxnard Union High School District, Election of 2018
Series 2018A, GO, 4.00%, 8/1/2022	335,000	336,593
Series B, GO, 4.00%, 8/1/2022	25,000	25,119
Pacific Grove Unified School District Series 2015A, GO, 5.00%, 8/1/2022	55,000	55,345
Padre Dam Municipal Water District
Series 2017A, COP, 5.00%, 10/1/2022	20,000	20,245
Series 2017A, COP, 5.00%, 10/1/2024	50,000	53,391
Pajaro Valley Unified School District, Election of 2012 Series A, GO, 5.00%, 8/1/2023 (b)	30,000	31,180
Palm Springs Financing Authority Rev., 5.00%, 11/1/2022	30,000	30,465
Palm Springs Financing Authority, Convention Center Project
Series 2012A, Rev., 3.13%, 11/1/2022 (b)	25,000	25,188
Series 2012A, Rev., 3.25%, 11/1/2022 (b)	65,000	65,514
Palm Springs Financing Authority, Downtown Revitalization Project Series 2012B, Rev., 4.00%, 6/1/2022 (b)	140,000	140,000
Palm Springs Unified School District GO, 5.00%, 8/1/2022	85,000	85,534
Palm Springs Unified School District, Election of 2008 Series C, GO, 5.00%, 8/1/2022	25,000	25,157
Palmdale Community Redevelopment Agency Successor Agency
Series 2016B, Rev., 5.00%, 9/1/2022	35,000	35,294
Series 2016A, Rev., 5.00%, 9/1/2023	45,000	46,767
Palmdale Elementary School District, Election of 2012 Series A, GO, 4.00%, 8/1/2023 (b)	75,000	77,090
Palmdale Financing Authority Rev., AGM, 5.00%, 11/1/2022	25,000	25,387
Palomar Community College District GO, 5.00%, 5/1/2024	50,000	52,850
Palos Verdes Peninsula Unified School District GO, 5.00%, 11/1/2022	20,000	20,310
Paramount Unified School District, Election of 2006
GO, Zero Coupon, 8/1/2023 (b)	355,000	47,771
GO, 4.50%, 8/1/2023 (b)	40,000	41,344
Paramount Unified School District, Election of 2016 Series 2020C, GO, 4.00%, 8/1/2022	20,000	20,091
Pasadena Public Financing Authority, Rose Bowl Renovation Project Series 2016A, Rev., 5.00%, 4/1/2023	125,000	128,387
Pasadena Unified School District Series 2016A, GO, 4.00%, 8/1/2022	25,000	25,115
Peralta Community College District, Election of 2018 Series 2020A, GO, 5.00%, 8/1/2022	25,000	25,157
Perris Union High School District GO, 5.00%, 9/1/2023	10,000	10,412
Perris Union High School District, Election of 2018 Series 2019A, GO, AGM, 5.00%, 9/1/2022	70,000	70,658
Pico Rivera Public Financing Authority Rev., 4.00%, 9/1/2022	30,000	30,210
Pismo Beach Public Financing Agency, Beach Municipal Pier Project Rev., 5.00%, 12/1/2023	30,000	31,456
Pittsburg Successor Agency Redevelopment Agency, Subordinate Tax Allocation Series A, Rev., AGM, 5.00%, 9/1/2022	50,000	50,408
Pittsburg Unified School District
COP, AGM, 4.00%, 6/1/2022	100,000	100,000
GO, 4.00%, 8/1/2022	25,000	25,117

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
GO, 5.00%, 8/1/2022	80,000	80,505
Pittsburg Unified School District, Election of 2010 Series 2012C, GO, Zero Coupon, 8/1/2022 (b)	195,000	65,798
Placentia-Yorba Linda Unified School District
GO, 3.00%, 8/1/2022 (b)	20,000	20,061
GO, 4.00%, 8/1/2022 (b)	175,000	175,830
GO, 5.00%, 8/1/2022 (b)	20,000	20,127
Series 2016A, COP, AGM, 5.00%, 10/1/2022	70,000	70,814
Placer County Redevelopment Agency Successor Agency Series A, 5.00%, 8/1/2022	30,000	30,174
Placer County Water Agency Public Facilities Corp. COP, 5.00%, 7/1/2022	235,000	235,748
Placer Union High School District, Capital Appreciation Series 2000A, GO, NATL-RE, Zero Coupon, 8/1/2022	20,000	19,952
Placer Union High School District, Election of 1999 Series 2003B, GO, AGM, 4.70%, 8/1/2022	30,000	30,170
Pleasant Valley School District Series 2002A, GO, NATL-RE, 5.85%, 2/1/2023	400,000	411,197
Pleasanton Unified School District GO, 4.00%, 8/1/2022	25,000	25,119
Plumas Unified School District, Election of 2016 Series B, GO, 5.00%, 8/1/2023	30,000	31,138
Port of Los Angeles, Harbor Department
Series 2014C, Rev., 3.00%, 8/1/2022	25,000	25,076
Series 2014B, Rev., 5.00%, 8/1/2022	35,000	35,221
Poway Unified School District Public Financing Authority, Special Tax Community Facilities District No. 2 Series 2015C, Rev., AGM, 5.00%, 9/1/2023	40,000	41,626
Poway Unified School District, School Facilities Improvement Districts No. 2002-1 GO, 5.00%, 8/1/2022	60,000	60,381
Puente Basin Water Agency, Walnut Valley Water District Project Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	25,858
Rancho Cucamonga Redevelopment Agency Successor Agency Rev., AGM, 5.00%, 9/1/2022	305,000	307,690
Rancho Santiago Community College District
Series B, GO, AGM, Zero Coupon, 9/1/2022	20,000	19,927
GO, 4.00%, 9/1/2022	25,000	25,176
GO, 5.00%, 9/1/2022	135,000	136,282
GO, AGM, 5.25%, 9/1/2022	50,000	50,506
GO, 4.00%, 9/1/2023	50,000	51,462
Ravenswood City School District GO, 5.00%, 8/1/2022	20,000	20,126
Redlands Unified School District GO, 5.00%, 7/1/2022	20,000	20,059
Redondo Beach Unified School District, Election of 2000 Series C,D&E, GO, AGM, 3.70%, 8/1/2022 (b)	40,000	40,168
Redwood City School District GO, AGM, 5.00%, 8/1/2022	25,000	25,160
Regents of the University of California Medical Center Pooled
Series 2013J, Rev., 5.00%, 5/15/2023	50,000	51,638
Series 2013J, Rev., 5.00%, 5/15/2023 (b)	120,000	123,971
Series 2016L, Rev., 5.00%, 5/15/2023	25,000	25,819
Series 2016L, Rev., 4.00%, 5/15/2025	20,000	20,979
Rescue Union School District, Election of 1998 Series 2005, GO, NATL-RE, 5.00%, 9/1/2022	20,000	20,190
Rialto Redevelopment Agency, Merged Project Area Series 2014A, Rev., 5.00%, 9/1/2022	50,000	50,441
Rialto Unified School District GO, AGM, 5.00%, 8/1/2022	70,000	70,445
Richmond Joint Powers Financing Authority, Civics Center Project Series 2019A, Rev., AGM, 5.00%, 11/1/2022	20,000	20,302
Rio Elementary School District, Election of 2018 Series A, GO, AGM, 4.00%, 8/1/2022	30,000	30,143
Rio Hondo Community College District, Election of 2019 Series 2019B, GO, 5.00%, 8/1/2023	55,000	57,119
Riverside County Asset Leasing Corp., Defender/Probation Building Series 2013A, Rev., 5.00%, 11/1/2022 (b)	40,000	40,618
Riverside County Infrastructure Financing Authority Series 2021A, Rev., 5.00%, 11/1/2022	50,000	50,774
Riverside County Public Financing Authority, Capital Facilities Project Rev., 5.00%, 11/1/2023 (b)	75,000	78,490
Riverside County Public Financing Authority, Tax Allocation, Project Area No. 1 Series 2015A, Rev., 5.00%, 10/1/2022	75,000	75,806

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Riverside County Redevelopment Successor Agency, Jurupa Valley Redevelopment project Area Series 2016B, Rev., 5.00%, 10/1/2022	110,000	111,279
Riverside County Transportation Commission, Limited Tax Series 2013A, Rev., 5.25%, 6/1/2023 (b)	25,000	25,895
Riverside County Transportation Commission, Sales Tax
Series 2017A, Rev., 4.00%, 6/1/2022	40,000	40,000
Series 2013A, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2016A, Rev., 5.00%, 6/1/2022	215,000	215,000
Series 2018A, Rev., 5.00%, 6/1/2022	90,000	90,000
Series 2013A, Rev., 5.00%, 6/1/2023	100,000	103,413
Series 2017A, Rev., 5.00%, 6/1/2023	25,000	25,853
Riverside Redevelopment Agency Successor Agency Series 2018A, Rev., 5.00%, 9/1/2022	40,000	40,363
Riverside Unified School District Financing Authority, Superior Lien Series A, Rev., 5.00%, 9/1/2022 (b)	75,000	75,701
Rocklin Public Financing Authority Rev., 5.00%, 11/1/2022	25,000	25,387
Rocklin Unified School District Community Facilities District, Capital Appreciation Rev., AMBAC, Zero Coupon, 9/1/2022	170,000	169,358
Roseville Joint Union High School District GO, 4.00%, 8/1/2022	75,000	75,357
Rowland Unified School District GO, 5.00%, 8/1/2022	25,000	25,160
Sacramento City Financing Authority, EPA Building Series 2013A, Rev., 5.00%, 5/1/2023	50,000	51,555
Sacramento City Financing Authority, Master Lease Program Facilities Series E, Rev., AMBAC, 5.25%, 12/1/2022	55,000	56,017
Sacramento City Unified School District GO, 5.00%, 7/1/2022	25,000	25,075
Sacramento City Unified School District, Election of 2012
Series E, GO, 4.00%, 8/1/2022	255,000	256,119
Series C, GO, 5.00%, 8/1/2023	60,000	62,064
Sacramento County Sanitation Districts Financing Authority
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	20,373
Series 2014A, Rev., 5.00%, 12/1/2023	35,000	36,699
Sacramento County Water Financing Authority Rev., 5.00%, 6/1/2022	125,000	125,000
Sacramento Municipal Utility District, Electric
Series 2016D, Rev., 5.00%, 8/15/2022	140,000	141,116
Series 2018F, Rev., 5.00%, 8/15/2022	200,000	201,594
Series E, Rev., 5.00%, 8/15/2022	125,000	125,996
Series 2012Y, Rev., 5.00%, 8/15/2023	275,000	276,987
Series 2019A, Rev., 5.00%, 10/17/2023 (c)	1,175,000	1,207,522
Series 2012Y, Rev., 5.00%, 8/15/2024	65,000	65,491
Series 2012Y, Rev., 5.00%, 8/15/2025	75,000	75,565
Series 2019B, Rev., 5.00%, 10/15/2025 (c)	215,000	230,092
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2022	410,000	411,305
Sacramento Transportation Authority, Measure A Sales Tax Rev., 5.00%, 10/1/2023	210,000	212,248
Saddleback Valley Unified School District GO, 4.00%, 8/1/2022	25,000	25,119
San Bernardino City Unified School District
GO, AGM, 5.00%, 8/1/2023	10,000	10,378
Series 2013A, GO, AGM, 5.00%, 8/1/2023 (b)	50,000	51,938
San Bernardino City Unified School District, Election of 2012 Series A, GO, AGM, 4.00%, 8/1/2023 (b)	55,000	56,501
San Bernardino Community College District
Series A, GO, 5.00%, 8/1/2022	115,000	115,732
Series A, GO, 4.00%, 8/1/2023 (b)	50,000	51,393
San Bernardino County Transportation Authority, Sales Tax Series 2014A, Rev., 5.00%, 3/1/2023	20,000	20,543
San Buenaventura Public Facilities Financing Authority Series B, Rev., 5.00%, 7/1/2022 (b)	115,000	115,365
San Carlos School District GO, 5.00%, 10/1/2022	20,000	20,251

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
San Diego Community College District
GO, 5.00%, 8/1/2022 (b)	1,125,000	1,132,165
GO, 5.00%, 8/1/2022	115,000	115,731
San Diego Community College District, CABS, Election of 2006 GO, Zero Coupon, 8/1/2023	90,000	55,389
San Diego Community College District, Election of 2002
GO, 4.00%, 8/1/2022	50,000	50,236
GO, 5.00%, 8/1/2023 (b)	40,000	41,574
San Diego Community College District, Election of 2006 GO, 4.00%, 8/1/2022	135,000	135,637
San Diego County Regional Transportation Commission, Sales Tax Series 2021A, Rev., 5.00%, 10/1/2022	180,000	182,280
San Diego County Water Authority
Rev., 5.00%, 11/1/2022 (b)	25,000	25,386
Series 2013A, Rev., 5.00%, 11/1/2022 (b)	90,000	91,390
Series 2013A, Rev., 5.00%, 5/1/2023	20,000	20,294
San Diego Public Facilities Financing Authority
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	410,000	412,577
Series 2016B, Rev., 5.00%, 8/1/2022	255,000	256,624
Series 2020A, Rev., 5.00%, 8/1/2022	120,000	120,764
Rev., 5.00%, 10/15/2022	180,000	182,458
Rev., 5.00%, 5/15/2023	45,000	46,453
Series 2016B, Rev., 5.00%, 8/1/2023	20,000	20,780
San Diego Redevelopment Agency Successor Agency
Series 2017A, Rev., 5.00%, 9/1/2022	110,000	110,959
Series A, Rev., 5.00%, 9/1/2022	100,000	100,872
Series 2017A, Rev., 5.00%, 9/1/2023	10,000	10,406
Series A, Rev., 5.00%, 9/1/2024	100,000	106,339
San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2022	50,000	50,696
San Diego Unified Port District Series 2013A, Rev., 5.00%, 9/1/2022	25,000	25,234
San Diego Unified School District
Series A, Rev., TRAN, 4.00%, 6/30/2022	490,000	491,230
Series 2014R-3, GO, 5.00%, 7/1/2022	25,000	25,083
Series 2020M-2, GO, 5.00%, 7/1/2022	120,000	120,398
San Diego Unified School District, Election of 1998
Series D-1, GO, NATL-RE, 5.50%, 7/1/2022	50,000	50,186
Series D-1, GO, NATL-RE, 5.50%, 7/1/2023	25,000	26,050
San Diego Unified School District, Election of 2008
GO, 4.00%, 7/1/2022	55,000	55,138
Series 2021L-2, GO, 4.00%, 7/1/2022	20,000	20,050
GO, 5.00%, 7/1/2022	50,000	50,166
Series 2020D-2, GO, 5.00%, 7/1/2022	325,000	326,077
San Dieguito Union High School District, Election of 2012 Series A-2, GO, 5.00%, 8/1/2022	25,000	25,159
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	120,000	120,375
Series 2013C, GO, 4.00%, 8/1/2022	20,000	20,095
Series 2013C, GO, 5.00%, 8/1/2022	45,000	45,287
Series 2013C, GO, 5.00%, 8/1/2023	10,000	10,392
San Francisco Bay Area Rapid Transit District, Sales Tax
Series 2012A, Rev., 5.00%, 7/1/2022	30,000	30,095

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	305,000	305,958
Series 2015A, Rev., 5.00%, 7/1/2022	110,000	110,350
Series 2016A, Rev., 5.00%, 7/1/2022	155,000	155,493
Series 2016A, Rev., 5.00%, 7/1/2023	55,000	56,991
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2016A, Rev., 4.00%, 5/1/2023 (b)	75,000	76,668
Series 2016A, Rev., 5.00%, 5/1/2023 (b)	135,000	139,223
Series 2016D, Rev., 5.00%, 5/1/2023 (b)	85,000	87,659
Series 2019D, Rev., 5.00%, 5/1/2024	45,000	47,399
Series 2016A, Rev., 4.00%, 5/1/2025	25,000	26,118
San Francisco City and County Public Utilities Commission Wastewater
Series 2013A, Rev., 5.00%, 10/1/2022	20,000	20,250
Series 2018A, Rev., 5.00%, 10/1/2022	130,000	131,625
Series 2018B, Rev., 5.00%, 10/1/2022	60,000	60,750
Series 2016B, Rev., 5.00%, 10/1/2023	35,000	36,542
San Francisco Community College District GO, 5.00%, 6/15/2022	150,000	150,207
San Francisco Municipal Transportation Agency Rev., 5.00%, 3/1/2023 (b)	50,000	51,328
San Francisco Unified School District GO, 5.00%, 6/15/2022	80,000	80,114
San Francisco Unified School District, Proposition A, Election of 2011 Series 2014B, GO, 5.00%, 6/15/2022	150,000	150,214
San Joaquin County Transportation Authority, Measure K Sales Tax Rev., 5.00%, 3/1/2023	20,000	20,524
San Joaquin County Transportation Authority, Sales Tax Rev., 3.00%, 3/1/2023	20,000	20,228
San Joaquin Delta Community College District
Series 2015A, GO, 5.00%, 8/1/2022	80,000	80,508
Series A, GO, 5.00%, 8/1/2023	25,000	25,978
San Joaquin Hills Transportation Corridor Agency, Toll Road, Senior Lien Rev., Zero Coupon, 1/1/2025 (b)	120,000	113,837
San Jose Evergreen Community College District
GO, 5.00%, 9/1/2022	90,000	90,866
Series A, GO, 5.00%, 9/1/2022	55,000	55,529
San Jose Evergreen Community College District, Election of 2010
Series 2012A, GO, 4.00%, 8/1/2022 (b)	45,000	45,213
Series B, GO, 5.00%, 8/1/2022 (b)	35,000	35,223
San Jose Evergreen Community College District, Election of 2016
Series A, GO, 4.00%, 9/1/2022	20,000	20,143
Series B, GO, 4.00%, 9/1/2022	25,000	25,179
San Jose Financing Authority, Civic Center Project
Series 2013A, Rev., 5.00%, 6/1/2022 (b)	125,000	125,000
Series 2013A, Rev., 5.00%, 6/1/2023 (b)	130,000	134,332
San Jose Redevelopment Agency Successor Agency Series B, Rev., 5.00%, 8/1/2022	200,000	201,267
San Jose Unified School District
GO, 4.00%, 8/1/2022	40,000	40,190
GO, 5.00%, 8/1/2022	210,000	211,341
Series 2013-GO, GO, 5.00%, 8/1/2023 (b)	25,000	25,984
San Jose Unified School District, Election of 2012 Series C, GO, 5.00%, 8/1/2022	25,000	25,160
San Juan Unified School District Series 2012B, GO, 5.00%, 8/1/2022 (b)	90,000	90,573
San Juan Unified School District, Election of 2002
GO, 3.00%, 8/1/2022 (b)	60,000	60,183
GO, 3.00%, 8/1/2022	50,000	50,147
GO, 3.38%, 8/1/2022 (b)	30,000	30,110

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
GO, 4.00%, 8/1/2022 (b)	120,000	120,569
GO, 5.00%, 8/1/2022 (b)	40,000	40,255
GO, 3.00%, 8/1/2023	75,000	76,211
GO, 5.00%, 8/1/2023 (b)	40,000	41,574
San Juan Unified School District, Election of 2012 Series N, GO, 4.00%, 8/1/2022	25,000	25,114
San Juan Unified School District, Election of 2016 Series 2019P, GO, 4.00%, 8/1/2022	75,000	75,343
San Juan Unified School District, Unlimited Tax GO, 3.00%, 8/1/2022	20,000	20,059
San Juan Water District Rev., 5.00%, 2/1/2025	45,000	48,371
San Leandro Unified School District Series A, GO, 4.00%, 8/1/2022	75,000	75,347
San Lorenzo Unified School District GO, 5.00%, 8/1/2023	25,000	25,972
San Lorenzo Valley Unified School District, Capital Appreciation, Election of 2000 Series 2001A, GO, NATL-RE, Zero Coupon, 8/1/2022	30,000	29,929
San Lorenzo Valley Unified School District, Election of 2020 Series A, GO, 4.00%, 8/1/2022	95,000	95,450
San Luis Obispo County Financing Authority Series 2012A, Rev., 5.00%, 10/15/2022	25,000	25,348
San Luis Obispo County Financing Authority, Nacimiento Water Project Series 2015A, Rev., 5.00%, 9/1/2022	70,000	70,658
San Marcos Public Financing Authority Series 1994A, Rev., 6.25%, 9/2/2022 (b)	90,000	91,117
San Marcos Schools Financing Authority Rev., AGM, 5.00%, 8/15/2022	70,000	70,503
San Marcos Unified School District, Capital Appreciation Series A, GO, Zero Coupon, 8/1/2022	200,000	199,562
San Marcos Unified School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2022	35,000	34,923
San Marcos Unified School, District No. 4, Community Facilities, Special Tax Rev., 4.00%, 9/1/2023	25,000	25,722
San Mateo County Community College District
GO, 4.25%, 9/1/2022 (b)	25,000	25,191
GO, 5.00%, 9/1/2022 (b)	145,000	146,374
San Mateo County Transit District
Series 2015A, Rev., 4.00%, 6/1/2022	40,000	40,000
Series 2015A, Rev., 5.00%, 6/1/2022	135,000	135,000
San Mateo Foster City Public Financing Authority, Street and Flood Control Project Series 2020A, Rev., 5.00%, 5/1/2023	20,000	20,628
San Mateo Foster City School District GO, 5.00%, 8/15/2022	165,000	166,298
San Mateo Foster City School District, Election of 2008
Series 2012C, GO, 3.50%, 8/1/2022 (b)	25,000	25,097
Series 2012C, GO, 5.00%, 8/1/2022	40,000	40,256
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center Series 2014A, Rev., 5.00%, 6/15/2022	50,000	50,070
San Mateo Union High School District Series 2016C, GO, 5.00%, 9/1/2022	65,000	65,616
San Mateo Union High School District, Election of 2006 Series 2013A, GO, 5.00%, 9/1/2022	155,000	156,469
San Mateo Union High School District, Election of 2010 Series 2013A, GO, 5.00%, 9/1/2023 (b)	75,000	78,087
San Mateo Union High School District, Election of 2020 Series A, GO, 4.00%, 9/1/2022	35,000	35,246
San Rafael Joint Powers Financing Authority, Public Safety Facilities Project Rev., 4.00%, 6/1/2022	95,000	95,000
San Ramon Valley Unified School District
GO, 4.00%, 8/1/2022 (b)	135,000	135,640
GO, 4.00%, 8/1/2022	195,000	195,934
GO, 5.00%, 8/1/2022	105,000	105,674
GO, 5.00%, 8/1/2022 (b)	390,000	392,483
San Ramon Valley Unified School District, Election of 2012
GO, 5.00%, 8/1/2022	25,000	25,160
GO, 3.00%, 8/1/2023 (b)	50,000	50,796
Sanger Public Financing Authority, Fire Station Project Series 2020A, Rev., 4.00%, 2/1/2023	100,000	101,483

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Santa Ana College Improvement District #1 Rancho Santiago Community College District, Election of 2012
Series 2019C, GO, 4.00%, 8/1/2022	110,000	110,523
Series 2014A, GO, 5.00%, 8/1/2022	60,000	60,383
Santa Ana Unified School District, Capital Appreciation, Election of 2008 Series 2008A, GO, Zero Coupon, 8/1/2022	25,000	24,932
Santa Barbara Community College District GO, 4.00%, 8/1/2022	70,000	70,333
Santa Barbara Unified School District Series A, GO, 5.00%, 8/1/2022	30,000	30,192
Santa Clara County Financing Authority
Series 2018A, Rev., 5.00%, 11/15/2022	135,000	137,272
Series 2021A, Rev., 5.00%, 5/1/2023	140,000	144,418
Santa Clara County Financing Authority, Fire District Facilities Series 2020A, Rev., 5.00%, 5/1/2023	45,000	46,420
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2023	55,000	56,802
Santa Clara Unified School District
GO, 3.50%, 7/1/2022 (b)	125,000	125,243
GO, 5.00%, 7/1/2022 (b)	50,000	50,159
GO, 5.00%, 7/1/2022	80,000	80,252
Santa Clara Valley Transportation Authority, Measure A Sales Tax Series 2015A, Rev., 5.00%, 4/1/2023	15,000	15,436
Santa Clara Valley Transportation Authority, Sales tax Series 2018A, Rev., 5.00%, 6/1/2022	20,000	20,000
Santa Clara Valley Transportation Authority, Sales Tax
Series 2017B, Rev., 5.00%, 6/1/2022	100,000	100,000
Series 2017B, Rev., 5.00%, 6/1/2023	25,000	25,853
Santa Clarita Community College District GO, 4.00%, 8/1/2022	35,000	35,166
Santa Clarita Community College District, Election of 2006 GO, 4.00%, 8/1/2022 (b)	50,000	50,237
Santa Cruz City High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2022	25,000	25,159
Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax Series 2017A, Rev., 3.00%, 9/1/2022	50,000	50,191
Santa Margarita-Dana Point Authority Series 2020A, Rev., 5.00%, 6/1/2022	45,000	45,000
Santa Maria Bonita School District COP, 4.00%, 6/1/2022	20,000	20,000
Santa Maria Joint Union High School District GO, 4.00%, 8/1/2022	75,000	75,354
Santa Monica Community College District, Election of 2004 and 2008 Series A, GO, 5.00%, 8/1/2022	50,000	50,320
Santa Monica Community College District, Election of 2008 Series 2014B, GO, 5.00%, 8/1/2022	35,000	35,224
Santa Monica Community College District, Election of 2016 Series 2018A, GO, 5.00%, 8/1/2022	70,000	70,448
Santa Monica Public Financing Authority Rev., 5.00%, 7/1/2022	220,000	220,700
Santa Monica Public Financing Authority, Downtown Fire Station Project Rev., 5.00%, 7/1/2022	100,000	100,318
Santa Monica-Malibu Unified School District
Series 2016A, GO, 4.00%, 7/1/2022	65,000	65,157
GO, 4.00%, 8/1/2022	100,000	100,484
Series 2001C, COP, NATL-RE, Zero Coupon, 11/1/2022	50,000	49,666
Santa Monica-Malibu Unified School District, Election of 2006 Series D, GO, 4.00%, 7/1/2023 (b)	30,000	30,786
Santa Monica-Malibu Unified School District, Election of 2012 Series 2012D, GO, 5.00%, 8/1/2023 (b)	25,000	25,984
Santa Rosa Elementary School District
GO, 3.25%, 8/1/2022 (b)	30,000	30,101
GO, 3.50%, 8/1/2022 (b)	20,000	20,076
Santa Rosa High School District GO, 4.00%, 8/1/2022	85,000	85,400
Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects Series 2017A, Rev., 5.00%, 8/1/2022	45,000	45,287
Santee School District, Election of 2018 GO, 4.00%, 8/1/2022	25,000	25,118
Sausalito Marin School District, Election of 2020 Series A, GO, 3.00%, 8/1/2022	240,000	240,738

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Savanna School District, Election of 2012
Series 2012A, GO, AGM, 3.75%, 8/1/2022 (b)	20,000	20,086
Series 2012A, GO, AGM, 4.00%, 8/1/2022 (b)	195,000	195,924
Scotts Valley Unified School District GO, 4.00%, 8/1/2022	40,000	40,190
Seaside Redevelopment Agency Successor Agency Rev., 5.00%, 8/1/2022	65,000	65,377
Sequoia Union High School District
GO, 4.00%, 7/1/2022 (b)	165,000	165,391
GO, 5.00%, 7/1/2022	50,000	50,158
GO, 5.00%, 7/1/2024 (b)	40,000	42,553
Shafter Wasco Irrigation District Series 2020A, Rev., 5.00%, 11/1/2022	120,000	121,707
Shasta-Tehama-Trinity Joint Community College District GO, 5.00%, 8/1/2022	50,000	50,313
Sierra Joint Community College District No. 1, School Facilities Improvement Series A, GO, 5.00%, 8/1/2023 (b)	45,000	46,771
Sierra Joint Community College District No. 2, School Facilities Improvement Series 2013B, GO, 5.00%, 8/1/2023 (b)	55,000	57,164
Signal Hill Redevelopment Agency Successor Agency, Tax Allocation Series A, Rev., 5.00%, 10/1/2022	25,000	25,291
Silicon Valley Clean Water, Wastewater
Rev., 5.00%, 8/1/2022 (b)	85,000	85,541
Rev., 5.00%, 8/1/2022	50,000	50,313
Series 2019A, Rev., 3.00%, 3/1/2024	625,000	635,164
Simi Valley Public Financing Authority, Public Facilities Series 2014A, Rev., 5.00%, 10/1/2022	110,000	111,378
Simi Valley Unified School District GO, 4.00%, 8/1/2022	30,000	30,143
Simi Valley Unified School District, Election of 2016 Series C, GO, 4.00%, 8/1/2022	25,000	25,119
Solano County Community College District Series 2014A, GO, 5.00%, 8/1/2023	40,000	41,565
Solvang Elementary School District Educational Foundation GO, 4.00%, 8/1/2022	20,000	20,095
Sonoma County Community Redevelopment Agency Successor Agency Rev., 4.00%, 8/1/2023	20,000	20,510
Sonoma County Junior College District
Series B, GO, 4.00%, 8/1/2022	55,000	55,259
Series 2013A, GO, 5.00%, 8/1/2022	145,000	145,919
Series 2013A, GO, 5.00%, 8/1/2023 (b)	65,000	67,558
Sonoma County Junior College District, Election of 2014
Series A, GO, 4.00%, 8/1/2022	35,000	35,165
Series B, GO, 4.00%, 8/1/2023	90,000	92,476
Sonoma County Transportation Authority, Limited Tax
Rev., 5.00%, 12/1/2022	85,000	86,561
Rev., 5.00%, 12/1/2023	65,000	68,155
Sonoma County Water Agency Series 2015A, Rev., 5.00%, 7/1/2022	100,000	100,320
Sonoma County Water and Wastewater Financing Authority Rev., 4.00%, 8/1/2022	25,000	25,118
South Bay Union School District, San Diego County GO, 5.00%, 8/1/2022	20,000	20,126
South Coast Water District Series 2016A, Rev., 4.00%, 2/1/2023	25,000	25,424
South Coast Water District Financing Authority Series 2020A, Rev., 4.00%, 2/1/2023	30,000	30,509
South Pasadena Unified School District GO, 4.00%, 8/1/2022	45,000	45,209
South Placer Wastewater Authority Rev., 5.00%, 11/1/2022	100,000	101,544
South San Francisco Public Facilities Financing Authority, Police Station Project Series 2020A, Rev., 5.00%, 6/1/2023	40,000	41,369
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Rev., NATL-RE, 5.25%, 9/15/2022	60,000	60,698
Southern California Public Power Authority
Series 2015A, Rev., 4.00%, 7/1/2022	280,000	280,662
Series 2007A, Rev., 5.25%, 11/1/2022	825,000	835,789
Southern California Public Power Authority, Linden Wind Energy Project Series 2020A, Rev., 5.00%, 7/1/2022	25,000	25,079

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Southern California Public Power Authority, Magnolia Power Project Series 2020-1, Rev., 5.00%, 7/1/2022	90,000	90,285
Southern California Public Power Authority, Milford Wind Corridor Phase II Project Rev., 5.00%, 7/1/2022	130,000	130,412
Southern California Public Power Authority, Milford Wind Corridor Phase-1 Project Rev., 5.00%, 7/1/2022	90,000	90,285
Southern California Public Power Authority, Southern Transmission Project
Series 2015A, Rev., 5.00%, 7/1/2022	215,000	215,681
Series 2018A, Rev., 5.00%, 7/1/2022	295,000	295,934
Southern California Public Power Authority, Transmission Project Series 2017A, Rev., 5.00%, 7/1/2023	160,000	165,776
Southern California Public Power Authority, Windy Point/Windy Flast Project Series 2020-1, Rev., 5.00%, 7/1/2022	20,000	20,063
Southern California Public Power Authority, Windy Point/Windy Flats Project Rev., 5.00%, 4/1/2024	75,000	78,694
Southern California Water Replenishment District Rev., 5.00%, 8/1/2023	80,000	83,120
Southwestern Community College District Series 2016B, GO, 4.00%, 8/1/2022	20,000	20,095
Southwestern Community College District, Election of 2016 Series B-2, GO, 3.00%, 8/1/2022	25,000	25,079
State Center Community College District
Series B, GO, 3.00%, 8/1/2022	85,000	85,261
GO, 5.00%, 8/1/2022	60,000	60,380
State of California Department of Water Resources, Central Valley Project, Water System
Series AK, Rev., 5.00%, 6/1/2022 (b)	85,000	85,000
Series AN, Rev., 5.00%, 12/1/2022 (b)	160,000	162,930
Series AR, Rev., 5.00%, 12/1/2022	45,000	45,831
Series AS, Rev., 5.00%, 12/1/2022	70,000	71,293
Series AW, Rev., 5.00%, 12/1/2022	165,000	168,047
Series AX, Rev., 5.00%, 12/1/2022	50,000	50,923
Series BB, Rev., 5.00%, 12/1/2022	25,000	25,462
Series AP, Rev., 4.00%, 6/1/2023 (b)	30,000	30,734
Series AQ, Rev., 4.00%, 6/1/2023 (b)	20,000	20,489
Series AM, Rev., 5.00%, 6/1/2023 (b)	50,000	51,716
Series AW, Rev., 5.00%, 12/1/2023	45,000	47,191
State of California, Various Purpose
GO, 4.00%, 8/1/2022	50,000	50,248
GO, 5.00%, 8/1/2022	1,520,000	1,530,009
GO, 3.00%, 9/1/2022	50,000	50,244
GO, 4.00%, 9/1/2022	160,000	161,175
GO, 5.00%, 9/1/2022	700,000	706,861
GO, 5.25%, 9/1/2022	260,000	262,708
GO, 4.00%, 10/1/2022	75,000	75,706
GO, 5.00%, 10/1/2022	625,000	632,938
GO, 5.25%, 10/1/2022	220,000	222,975
GO, 2.88%, 11/1/2022	35,000	35,243
GO, 4.00%, 11/1/2022	50,000	50,579
GO, 5.00%, 11/1/2022	320,000	325,022
GO, 3.00%, 12/1/2022	25,000	25,220
GO, 4.00%, 12/1/2022	170,000	172,333
GO, 5.00%, 2/1/2023	90,000	92,186
GO, 5.25%, 2/1/2023	45,000	46,167
GO, 3.00%, 3/1/2023	125,000	126,525
GO, 4.00%, 3/1/2023	20,000	20,392
GO, 5.00%, 3/1/2023	25,000	25,675
GO, 5.00%, 4/1/2023	175,000	180,199

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
GO, 4.00%, 5/1/2023	20,000	20,465
GO, 5.00%, 9/1/2023	110,000	110,949
Series B, GO, 5.00%, 9/1/2023	50,000	52,128
GO, 5.00%, 12/1/2023	25,000	26,244
GO, 5.00%, 2/1/2024	110,000	112,452
GO, 5.00%, 9/1/2024	20,000	20,153
GO, 5.00%, 9/1/2024	50,000	52,026
GO, 5.00%, 11/1/2024	60,000	62,740
GO, 5.00%, 2/1/2025	65,000	66,395
GO, 5.00%, 9/1/2025	75,000	75,569
GO, 5.00%, 9/1/2025	135,000	140,436
GO, 5.00%, 11/1/2025	40,000	41,815
GO, 5.00%, 12/1/2025	50,000	52,396
GO, 5.00%, 10/1/2026	50,000	51,330
State of California, Various Purpose, Tax Exempt
GO, 5.00%, 8/1/2023	65,000	67,604
GO, 5.00%, 8/1/2026	100,000	107,626
Suisun City Redevelopment Agency, Redevelopment Project Series B, Rev., 5.00%, 10/1/2023	40,000	41,659
Sulphur Springs Union School District, Community Facilities District No. 2002-1, Special Tax Series 2014A, Rev., 3.00%, 9/1/2023 (b)	25,000	25,430
Summerville Union High School District, Capital Appreciation GO, AGM, Zero Coupon, 9/1/2022	20,000	19,927
Sunnyvale School District
GO, 4.00%, 9/1/2022	125,000	125,877
GO, 5.00%, 9/1/2022	25,000	25,237
Sunnyvale School District, Election of 2013 Series 2019C, GO, 4.00%, 9/1/2022	25,000	25,175
Sweetwater Union High School District GO, 4.00%, 8/1/2022	50,000	50,179
Sweetwater Union High School District, Election of 2006 Series 2016B, GO, 3.00%, 8/1/2022	155,000	155,302
Tahoe Forest Hospital District GO, 4.00%, 8/1/2022	80,000	80,371
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2024	30,000	31,833
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 1 Series C, GO, 3.00%, 8/1/2023	20,000	20,318
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2022	115,000	115,727
Tamalpais Union High School District GO, 4.00%, 8/1/2022	85,000	85,404
Temecula Valley Unified School District Financing Authority, Special Tax Rev., 5.00%, 9/1/2022	125,000	126,134
Temple City Unified School District, Election of 2012 Series B, GO, 3.00%, 8/1/2022	35,000	35,102
Tender Option Bond Trust Receipts/Certificates Series 2017-XX1045, Rev., VRDO, LIQ : Barclays Bank plc, 0.71%, 6/9/2022 (c) (d)	17,000,000	17,000,000
Tobacco Securitization Authority of Northern California
Series 2021A, Rev., 4.00%, 6/1/2022	20,000	20,000
Series 2021A, Rev., 5.00%, 6/1/2024	210,000	218,457
Rev., 5.00%, 6/1/2025	105,000	110,874
Tobacco Securitization Authority of Southern California Series 2019A, Class 1, Rev., 5.00%, 6/1/2025	55,000	58,190
Torrance Unified School District GO, 5.00%, 8/1/2022	55,000	55,351
Torrance Unified School District, Election of 2008
GO, 5.00%, 8/1/2022 (b)	45,000	45,287
GO, 5.00%, 8/1/2023 (b)	50,000	51,968
Torrance Unified School District, Election of 2014 GO, 5.25%, 8/1/2022	60,000	60,408
Torrance Unified School District, Measure T, Election of 2014 GO, 4.00%, 8/1/2022	25,000	25,119

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Tracy Community Development Agency, Successor Agency, Tax Allocation Rev., AGM, 5.00%, 8/1/2022	70,000	70,418
Tracy Unified School District School Facilities Improvement District No. 3, Election of 2014 GO, 4.00%, 8/1/2022	105,000	105,499
Tulare City School District Series 2016A, COP, 2.00%, 11/1/2022	25,000	25,053
Tuolumne Wind Project Authority, Tuolumne Wind Project Series 2016A, Rev., 5.00%, 1/1/2023	180,000	183,785
Turlock Public Financing Authority, Sewer Rev., 4.00%, 9/15/2022	55,000	55,444
Tustin Community Facilities District No. 6-1, Special Tax Rev., 5.00%, 9/1/2022	80,000	80,732
Tustin Unified School District, Community Facilities District No. 88-10F Rev., 5.00%, 9/1/2022	75,000	75,663
Tustin Unified School District, School Facilities Improvement District No. 2008-1, Election of 2008
Series C, GO, 4.00%, 8/1/2022	50,000	50,238
Series D, GO, 5.00%, 8/1/2022	50,000	50,319
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1
GO, 5.00%, 6/1/2022	130,000	130,000
GO, 5.00%, 8/1/2022	30,000	30,192
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1 and 2008-1 GO, 5.00%, 8/1/2025	30,000	32,610
Twin Rivers Unified School District
Series A, GO, AGM, 5.00%, 8/1/2022	50,000	50,306
Series 2014A, GO, Zero Coupon, 2/1/2024 (b)	350,000	165,787
Ukiah Unified School District GO, AGM, 2.00%, 8/1/2022	100,000	100,102
Union Elementary School District Series B, GO, 4.00%, 9/1/2022	60,000	60,422
University of California
Series 2013AF, Rev., 5.00%, 5/15/2023 (b)	75,000	77,410
Series 2013AK, Rev., 5.00%, 5/15/2023 (c)	1,815,000	1,871,133
Series 2015AO, Rev., 5.00%, 5/15/2023	20,000	20,655
Series 2017AV, Rev., 5.00%, 5/15/2023	20,000	20,655
Series S, Rev., 5.00%, 5/15/2023	3,000,000	3,098,284
Series S, Rev., 5.00%, 5/15/2025	4,000,000	4,338,080
Series S, Rev., 5.00%, 5/15/2026	1,520,000	1,684,231
University of California, Limited Project
Series 2015-I, Rev., 5.00%, 5/15/2023	75,000	77,457
Series 2015-I, Rev., 5.00%, 5/15/2024	135,000	143,108
Upper Santa Clara Valley Joint Powers Authority Series 2015A, Rev., 5.00%, 8/1/2022 (b)	25,000	25,159
Vacaville Unified School District GO, 5.00%, 8/1/2022	170,000	171,085
Vacaville Unified School District, Election of 2014 Series D, GO, 4.00%, 8/1/2022	30,000	30,143
Val Verde Unified School District Series 2015A, COP, 5.00%, 8/1/2022	60,000	60,374
Vallecitos Water District and Wastewater Rev., 5.00%, 7/1/2022	25,000	25,080
Ventura County Community College District GO, 5.00%, 8/1/2022	35,000	35,223
Ventura County Public Financing Authority
Series 2013A, Rev., 5.00%, 11/1/2022 (b)	55,000	55,849
Series 2013B, Rev., 5.00%, 11/1/2022	25,000	25,387
Series 2013B, Rev., 5.00%, 11/1/2023	20,000	20,925
Series 2016A, Rev., 5.00%, 11/1/2024	25,000	26,749
Ventura Unified School District GO, 5.00%, 8/1/2022	30,000	30,191
Victor Valley Union High School District Series 2016A, GO, 5.00%, 8/1/2022	30,000	30,187
Vista Unified School District GO, 5.00%, 8/1/2022 (b)	285,000	286,815
Vista Unified School District, 2018 Election Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,159
Walnut Valley Unified School District GO, 5.00%, 8/1/2022	20,000	20,126
Walnut Valley Unified School District, Capital Appreciation Series D, GO, NATL-RE, Zero Coupon, 8/1/2022	25,000	24,942
Washington Unified School District GO, 4.00%, 8/1/2022	50,000	50,237

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Waterford Unified School District GO, BAN, Zero Coupon, 8/1/2022	20,000	19,952
West Basin Municipal Water District Series 2012A, Rev., 5.00%, 8/1/2022 (b)	25,000	25,157
West Contra Costa Unified School District
GO, 5.00%, 8/1/2022 (b)	95,000	95,597
Series 2021A-1, GO, 5.00%, 8/1/2022	30,000	30,189
West Covina Unified School District Series A, GO, 5.00%, 8/1/2022	30,000	30,192
West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2024	75,000	79,143
West Sonoma County Union High School District, Election of 2018 Series A, GO, 4.00%, 8/1/2022	35,000	35,165
West Stanislaus Irrigation District Series A, COP, AGM, 5.00%, 1/1/2023 (b)	60,000	61,233
West Valley-Mission Community College District Series B, GO, 5.00%, 8/1/2022	25,000	25,160
West Valley-Mission Community College District, Election of 2012
Series 2015B, GO, 4.00%, 8/1/2022	50,000	50,238
Series A, GO, 5.00%, 8/1/2022	25,000	25,160
West Valley-Mission Community College District, Election of 2012, Tax Exempt Series 2017C, GO, 4.00%, 8/1/2022	25,000	25,119
Western Municipal Water District Facilities Authority Series 2020A, Rev., 5.00%, 10/1/2022	25,000	25,313
Western Placer Unified School District COP, AGM, 3.00%, 8/1/2022	30,000	30,088
Western Riverside Water and Wastewater Financing Authority, Eastern Municipal Water District, Local Agency Series A-1, Rev., 5.00%, 9/1/2022	30,000	30,269
Westlands Water District
Series 2016A, Rev., AGM, 5.00%, 9/1/2022	70,000	70,663
Series 2016A, Rev., AGM, 5.00%, 9/1/2023	100,000	104,154
Westminster School District, Election of 2016 Series A, GO, 5.00%, 8/1/2022	30,000	30,190
Westminster School District, Refinancing of 2015 Energy Conservation Projects COP, 4.00%, 5/1/2023	35,000	35,740
Whittier Union High School District
Series 2015C, GO, 4.00%, 8/1/2022	75,000	75,354
GO, 5.00%, 8/1/2022	55,000	55,349
William S Hart Union High School District
GO, 5.00%, 8/1/2022	25,000	25,159
GO, 3.50%, 9/1/2022 (b)	90,000	90,514
GO, 4.00%, 9/1/2022	50,000	50,351
GO, 4.00%, 9/1/2022 (b)	105,000	105,737
GO, 5.00%, 9/1/2022 (b)	195,000	196,848
William S Hart Union High School District, Election of 2008
Series 2013C, GO, 4.00%, 8/1/2022	25,000	25,118
Series 2013C, GO, 4.00%, 8/1/2023 (b)	75,000	77,089
Series 2013C, GO, 5.00%, 8/1/2023 (b)	20,000	20,787
Wiseburn School District Series 2015A, GO, 4.00%, 8/1/2022	50,000	50,238
Yosemite Community College District
GO, 3.00%, 8/1/2022	25,000	25,076
GO, 3.00%, 8/1/2022 (b)	195,000	195,596
GO, 5.00%, 8/1/2022 (b)	175,000	176,114
Yuba City Unified School District, School Facilities Project COP, AGM, 5.00%, 10/1/2023	25,000	26,067
Yuba Community College District Series 2015B, GO, 4.00%, 8/1/2022	50,000	50,237
Yucaipa Valley Water District Series 2015A, Rev., 3.00%, 9/1/2022 (b)	40,000	40,177
Total California		250,919,218
Colorado — 1.6%
Adams & Arapahoe Joint School District 28J Aurora
GO, Zero Coupon, 12/1/2022	25,000	24,827

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
GO, 5.00%, 12/1/2024	60,000	60,978
Adams 12 Five Star Schools, The City & County of Broomfield
Series A, GO, 5.00%, 12/15/2022	25,000	25,489
GO, 5.50%, 12/15/2022	125,000	127,778
GO, 4.00%, 12/15/2023	75,000	75,910
GO, 5.00%, 12/15/2024	30,000	30,574
Adams and Weld Counties School District No. 27J Brighton Series A, GO, 1.75%, 12/1/2022	25,000	25,070
Adams County School District No. 1, Mapleton Public Schools GO, 4.00%, 12/1/2022	25,000	25,333
Apex Park and Recreation District GO, 3.00%, 12/1/2024	50,000	51,182
Arapahoe County School District No. 5 Cherry Creek GO, 5.00%, 12/15/2022	15,000	15,293
Arapahoe County School District No. 6 Littleton
GO, 5.00%, 12/1/2022	50,000	50,901
Series 2019A, GO, 5.00%, 12/1/2022	145,000	147,612
Arapahoe County Water and Wastewater Authority Rev., 4.00%, 12/1/2022	25,000	25,333
Arapahoe County Water and Wastewater Public Improvement District GO, 3.00%, 12/1/2022	25,000	25,206
Board of Governors of Colorado State University System
Series A, Rev., 3.00%, 3/1/2023 (b)	105,000	106,202
Series 2019A, Rev., 4.00%, 3/1/2023 (b)	20,000	20,377
Series 2013E, Rev., 5.00%, 3/1/2023 (b)	100,000	102,511
Series 2015A, Rev., 5.00%, 3/1/2025 (b)	45,000	48,486
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J
GO, 4.00%, 12/15/2022	50,000	50,108
GO, 5.00%, 12/15/2022	45,000	45,880
Series 2011-B, GO, 5.00%, 12/15/2022	140,000	142,738
Series 2016B, GO, 5.00%, 12/15/2022	110,000	112,151
Series 2016C, GO, 5.00%, 12/15/2022	55,000	56,076
Series 2014A, GO, 5.00%, 12/15/2023	40,000	41,983
Boulder Valley School District No. Re-2 Boulder
Series 2017B, GO, 3.00%, 12/1/2022	75,000	75,629
Series 2019A, GO, 6.00%, 12/1/2022	30,000	30,696
Brush School District No. RE-2J GO, 3.00%, 12/1/2022	25,000	25,207
City & County of Broomfield, Sales and Use Tax
Rev., 3.00%, 12/1/2022	25,000	25,202
Series A, Rev., 4.50%, 12/1/2022	420,000	426,507
Series A, Rev., 5.00%, 12/1/2024	180,000	183,107
City and County of Denver
Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,151
Series 2019C, GO, 5.00%, 8/1/2022	85,000	85,513
Series 2018A, COP, 5.00%, 6/1/2023	20,000	20,662
City and County of Denver, Airport System
Series 2012B, Rev., 5.00%, 11/15/2022 (b)	350,000	355,785
Series 2020A-2, Rev., 5.00%, 11/15/2022	205,000	208,291
Series B, Rev., 5.00%, 11/15/2022	130,000	132,087
Series 2016A, Rev., 5.00%, 11/15/2023	220,000	229,921
Series B, Rev., 5.00%, 11/15/2024	125,000	133,097
Series B, Rev., 5.00%, 11/15/2025	870,000	882,064
Series B, Rev., 5.25%, 11/15/2026	25,000	26,045
City and County of Denver, Buell Theatre Property Series 2013A, COP, 5.00%, 12/1/2022	100,000	101,776

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
City and County of Denver, Convention Center Expansion Project Series 2018A, COP, 5.00%, 6/1/2022	250,000	250,000
City and County of Denver, Dedicated Tax
Series 2016A, Rev., 5.00%, 8/1/2022	455,000	457,890
Series 2016A, Rev., 5.00%, 8/1/2023	85,000	88,325
City and County of Denver, Fire Station and Library Series 20015A, COP, 5.00%, 12/1/2022	20,000	20,355
City of Aspen COP, 5.00%, 12/1/2022	40,000	40,714
City of Aurora COP, 5.00%, 12/1/2022	180,000	183,243
City of Brighton COP, 4.00%, 12/1/2022	20,000	20,253
City of Colorado Springs, Utilities System Improvement
Series 2012B, Rev., 5.00%, 11/15/2022	30,000	30,509
Series 2015A, Rev., 5.00%, 11/15/2022	25,000	25,424
Series 2020B, Rev., 5.00%, 11/15/2022	40,000	40,679
Series 2020C, Rev., 5.00%, 11/15/2022	115,000	116,951
Series A-1, Rev., 5.00%, 11/15/2022	25,000	25,424
Series A-3, Rev., 5.00%, 11/15/2022	225,000	228,818
Series B-2, Rev., 5.00%, 11/15/2022	30,000	30,509
Series 2015A, Rev., 5.00%, 11/15/2023	40,000	41,922
Series 2018A-1, Rev., 5.00%, 11/15/2023	35,000	36,682
Series 2020C, Rev., 5.00%, 11/15/2023	50,000	52,402
Series A-1, Rev., 5.00%, 11/15/2023	25,000	26,201
Series A-2, Rev., 5.00%, 11/15/2023	25,000	26,201
City of Englewood GO, 5.00%, 12/1/2022	50,000	50,913
City of Fort Collins, Wastewater Utility Series 2016A, Rev., 4.00%, 12/1/2022	20,000	20,266
City of Glendale COP, AGM, 5.00%, 12/1/2022	70,000	71,250
City of Grand Junction COP, 3.00%, 12/1/2022	25,000	25,159
City of Greeley
Rev., 5.00%, 8/1/2022	155,000	155,933
COP, 4.00%, 12/1/2022	50,000	50,579
City of Lone Tree, Sales Tax, Recreational Projects Series 2017A, Rev., 5.00%, 12/1/2022	25,000	25,449
City of Longmon
Series A, COP, 5.00%, 12/1/2022 (b)	25,000	25,435
Series A, COP, 4.00%, 12/1/2023 (b)	100,000	103,126
City of Longmont, Electric and Broadband Utility Rev., AGM, 3.00%, 12/1/2022	75,000	75,573
City of Longmont, Storm Drainage Rev., 5.00%, 12/1/2022	20,000	20,363
City of Longmont, Wastewater Rev., 5.00%, 11/1/2023	25,000	26,149
City of Northglenn COP, 5.00%, 12/1/2022	155,000	157,761
City of Northglenn, Wastewater System Rev., 4.00%, 12/1/2022	20,000	20,257
City of Thornton
COP, AMBAC, 4.00%, 12/1/2022	55,000	55,711
COP, 5.00%, 12/1/2022	45,000	45,792
Rev., 5.00%, 12/1/2022	25,000	25,457
City of Westminster, Sales and Use Tax
Rev., 5.00%, 12/1/2022	95,000	96,735
Series 2017A, Rev., 5.00%, 12/1/2022	65,000	66,177
Colorado Educational and Cultural Facilities Authority, Johnson and Wales University Project
Series 2013B, Rev., 5.00%, 4/1/2023 (b)	1,675,000	1,721,941
Series B, Rev., 5.00%, 4/1/2023 (b)	550,000	565,414
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project Rev., 7.25%, 6/1/2023 (b)	260,000	274,019

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority
Series 2019A, Rev., 5.00%, 11/1/2022	275,000	279,224
Rev., 5.00%, 12/1/2022	60,000	60,960
Series 2019A, Rev., 5.00%, 11/1/2023	25,000	26,120
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group
Rev., 5.00%, 11/15/2022	475,000	482,690
Series 2016B, Rev., 5.00%, 11/15/2023	100,000	104,554
Series 2016C, Rev., 5.00%, 11/15/2023 (c)	500,000	521,446
Series 2014E, Rev., 5.00%, 11/15/2024	100,000	105,481
Rev., 5.00%, 11/20/2025 (c)	70,000	75,637
Colorado Health Facilities Authority, Catholic Health Initiatives
Series 2009B-1, Rev., 4.00%, 11/9/2022 (b)	450,000	455,016
Series 2009B-1, Rev., 5.00%, 11/9/2022 (b)	330,000	335,108
Series 2013A, Rev., 5.25%, 1/1/2023 (b)	2,535,000	2,587,925
Colorado Health Facilities Authority, Children's Hospital Colorado Project
Series 2013A, Rev., 5.00%, 12/1/2022	75,000	76,257
Series C, Rev., 5.00%, 12/1/2024	20,000	21,356
Colorado Health Facilities Authority, Commonspirit Health
Series B-2, Rev., 5.00%, 8/1/2026 (c)	25,000	26,885
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,410,000	1,550,642
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,482,180
Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. Rev., 4.00%, 12/1/2022 (b)	295,000	298,753
Colorado Health Facilities Authority, NCMC, Inc., Project Rev., 4.00%, 5/15/2026 (b)	20,000	21,346
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series 2015A, Rev., 4.00%, 9/1/2022	80,000	80,479
Rev., 5.00%, 9/1/2022	170,000	171,435
Rev., 5.00%, 9/1/2023	270,000	279,851
Colorado Health Facilities Authority, Retirement Facility, Liberty Heights Project Rev., Zero Coupon, 7/15/2022 (b)	175,000	174,761
Colorado Health Facilities Authority, School Health System
Series 2019A, Rev., 5.00%, 1/1/2023	715,000	729,571
Series 2019A, Rev., 5.00%, 1/1/2025	1,210,000	1,289,694
Series 2019A, Rev., 5.00%, 1/1/2026	100,000	108,640
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2022 (b)	875,000	875,000
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	3,090,000	3,104,703
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program
COP, 5.00%, 9/1/2022	115,000	116,084
Series 2009A, COP, 5.00%, 11/1/2022	60,000	60,924
Series 2014A, COP, 5.00%, 11/1/2022	490,000	497,546
Series 2014A, COP, 5.00%, 11/1/2023	110,000	114,693
Colorado Housing and Finance Authority, Multi-Family Project Series 2020A-2, Class I, Rev., 1.55%, 4/1/2023	100,000	99,494
Colorado Housing and Finance Authority, Single-Family Project Series 2021B, Class I, Rev., AMT, GNMA, 0.20%, 11/1/2022	25,000	24,881
Colorado Mesa University Series 2009A, Rev., 5.00%, 5/15/2023	45,000	46,396
Colorado Springs School District No. 11 Facilities Corp. GO, 4.00%, 12/1/2022	50,000	50,666
Colorado State Board for Community Colleges and Occupational Educational System
Rev., 5.00%, 11/1/2022	20,000	20,304
Series 2017A, Rev., 3.00%, 11/1/2023	20,000	20,326

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado State Education Loan Program
Series 2021A, Rev., TRAN, 2.00%, 6/29/2022	50,000	50,039
Series 2021A, Rev., TRAN, 3.50%, 6/29/2022	20,000	20,039
Series 2021A, Rev., TRAN, 4.00%, 6/29/2022	555,000	556,288
Colorado Water Resources and Power Development Authority, Clean Water
Series 2013A, Rev., 4.00%, 9/1/2022	55,000	55,380
Series 2016B, Rev., 5.00%, 9/1/2022	50,000	50,469
Series 2018A, Rev., 5.00%, 9/1/2022	30,000	30,281
Colorado Water Resources and Power Development Authority, Drinking Water Series 2019A, Rev., 5.00%, 9/1/2022	25,000	25,234
Colorado Water Resources and Power Development Authority, State Revolving Fund Series 2019A, Rev., 5.00%, 9/1/2022	35,000	35,328
Conservatory Metropolitan District, Limited Tax GO, 4.00%, 12/1/2022	20,000	20,248
Copperleaf Metropolitan District No. 2, Limited Tax GO, 4.00%, 12/1/2022	45,000	45,582
County of Adams
COP, 5.00%, 12/1/2022	85,000	86,518
COP, 5.00%, 12/1/2023	860,000	900,433
County of Boulder Series 2021A, COP, 5.00%, 12/1/2022	20,000	20,365
County of Boulder, Open Space Capital Improvement Trust Series 2016A, Rev., 5.00%, 7/15/2022	65,000	65,299
County of Eagle COP, 5.00%, 12/1/2022	85,000	86,518
County of El Paso, Pikes Peak Regional Development Center Project COP, 5.00%, 12/1/2022	25,000	25,447
County of El Paso, Terry R. Harris Judicial Complex Project COP, AGM, 5.00%, 12/1/2022	180,000	183,215
County of Gunnison Series 2020B, COP, 5.00%, 12/1/2022	25,000	25,444
County of Jefferson COP, 5.00%, 12/1/2023	20,000	20,959
County of Pueblo, Building Acquisition Project
Series 2021B, COP, 4.00%, 9/15/2022	100,000	100,747
Series 2021B, COP, 4.00%, 9/15/2024	220,000	229,023
Dawson Ridge Metropolitan District No. 1, Limited Tax
Series 1992-A, GO, Zero Coupon, 10/1/2022 (b)	280,000	278,798
Series 1992-B, GO, Zero Coupon, 10/1/2022 (b)	1,165,000	1,160,000
Denver City and County School District No. 1
Series 2017A, COP, 2.00%, 12/1/2022	50,000	50,152
GO, 4.00%, 12/1/2022	45,000	45,600
Series 2010C, GO, 4.00%, 12/1/2022	125,000	126,665
Series 2012B, GO, 4.00%, 12/1/2022	210,000	212,798
GO, 5.00%, 12/1/2022	60,000	61,096
Series 2010C, GO, 5.00%, 12/1/2022	55,000	56,004
Series 2012B, GO, 5.00%, 12/1/2022 (b)	340,000	346,175
Series 2014A, GO, 5.00%, 12/1/2022	25,000	25,457
Series 2017B, COP, 5.00%, 12/1/2022	35,000	35,625
Series 2020A, COP, 5.00%, 12/1/2022	200,000	203,572
Series 2005A, GO, NATL-RE, 5.50%, 12/1/2022	50,000	51,037
Series 2013C, COP, 5.00%, 12/15/2022	225,000	229,315
Denver Urban Renewal Authority, Stapleton
Series 2013A-1, Rev., 5.00%, 12/1/2022	50,000	50,838
Series 2010B-1, Rev., 4.38%, 12/1/2023	230,000	238,526
Denver Wastewater Management Division Department of Public Works Rev., 4.00%, 11/1/2022	25,000	25,282
Douglas County School District No. Re-1 Douglas & Elbert Counties
GO, 5.00%, 12/15/2022	130,000	132,543

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
GO, 5.25%, 12/15/2022	20,000	20,418
GO, 3.50%, 12/15/2023	50,000	50,487
E-470 Public Highway Authority
Series 2000B, Rev., NATL-RE, Zero Coupon, 9/1/2022	1,825,000	1,818,157
Series B, Rev., NATL-RE, Zero Coupon, 9/1/2022	230,000	229,138
Eagle County School District No. Re50J GO, 3.00%, 12/1/2023 (b)	20,000	20,364
East Cherry Creek Valley Water and Sanitation District
Rev., 3.00%, 11/15/2022	25,000	25,190
Series 2019A, Rev., 5.00%, 11/15/2022	35,000	35,581
El Paso County School District No. 2 Harrison GO, 5.00%, 12/1/2022	25,000	25,457
El Paso County School District No. 20 Academy
GO, 5.00%, 12/15/2022	45,000	45,880
GO, 5.00%, 12/15/2023	20,000	20,991
El Paso County School District No. 3 Widefield
GO, 5.00%, 12/1/2022 (b)	65,000	66,181
GO, 5.00%, 12/1/2022	25,000	25,453
El Paso County School District No. 49 Falcon
Series 2017A, COP, 3.00%, 12/15/2022	25,000	25,204
Series 2017B, COP, 5.00%, 12/15/2022	100,000	101,880
Series 2017B, COP, 5.00%, 12/15/2023	10,000	10,469
Foothills Park & Recreation District COP, 4.00%, 12/1/2022	75,000	75,943
Garfield County School District No. Re002 Garfield GO, 5.00%, 12/1/2022	200,000	203,633
Hyland Hills Park & Recreation District Series 2016A, Rev., 3.00%, 12/15/2023	200,000	203,386
Interlocken Metropolitan District Series 2018A-1, GO, AGM, 5.00%, 12/1/2022	20,000	20,352
Jefferson County School District R-1
GO, 4.00%, 12/15/2022 (b)	30,000	30,428
GO, 5.00%, 12/15/2022	140,000	142,738
GO, 5.00%, 12/15/2022 (b)	90,000	91,762
GO, 5.00%, 12/15/2023	20,000	20,991
Larimer County School District No. R-1 Poudre
GO, 4.00%, 12/15/2022	320,000	324,486
GO, 5.00%, 12/15/2022	230,000	234,449
Larimer Weld & Boulder County School District R-2J Thompson
GO, 3.25%, 12/15/2022	55,000	55,563
GO, 4.00%, 12/15/2023	35,000	35,423
Mesa County Valley School District No. 51 Grand Junction
GO, 5.00%, 12/1/2022	135,000	137,466
COP, 5.00%, 12/1/2022	100,000	101,736
GO, 5.00%, 12/1/2023	35,000	36,683
Midcities Metropolitan District No. 2 Rev., AGM, 5.00%, 12/1/2022	935,000	948,562
Moffat County School District No. Re001 Craig GO, 3.00%, 12/1/2022	25,000	25,203
Parker Water and Sanitation District
GO, 4.00%, 8/1/2022	25,000	25,115
GO, 4.50%, 8/1/2022 (b)	50,000	50,267
GO, 5.00%, 8/1/2022 (b)	20,000	20,125
Platte River Power Authority
Series JJ, Rev., 5.00%, 6/1/2022	50,000	50,000
Series JJ, Rev., 5.00%, 6/1/2023	50,000	51,707

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Pueblo County School District No. 70
GO, 4.00%, 12/1/2022	50,000	50,666
GO, 4.00%, 12/1/2022 (b)	50,000	50,648
Regional Transportation District
Series 2013A, COP, 5.00%, 6/1/2022	820,000	820,000
Series 2014A, COP, 5.00%, 6/1/2025	115,000	118,427
Series 2014A, COP, 5.00%, 6/1/2026	80,000	82,336
Regional Transportation District Sales Tax Series 2007A, Rev., 5.25%, 11/1/2022	110,000	111,807
Regional Transportation District Sales Tax, Fastracks Project Series 2012A, Rev., 5.00%, 11/1/2022 (b)	2,015,000	2,045,863
Rio Blanco County School District No. Re-1 Meeker GO, 4.00%, 12/1/2022	25,000	25,334
Routt County School District Re-2 Steamboat Springs GO, 5.00%, 12/1/2022	150,000	152,740
South Suburban Park and Recreation District COP, 4.00%, 12/15/2022	250,000	253,330
State of Colorado
Series 2010A, COP, 5.00%, 9/1/2022	25,000	25,229
Series 2018A, COP, 5.00%, 12/15/2022	180,000	183,413
Series 2020A, COP, 5.00%, 12/15/2024	100,000	107,179
Series 2020A, COP, 5.00%, 12/15/2025	65,000	71,249
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2022	65,000	65,090
State of Colorado, Building Excellent Schools Today Series 2013I, COP, 5.00%, 3/15/2023	60,000	61,634
State of Colorado, Tax-Exempt
Series 2020A, COP, 5.00%, 12/15/2022	505,000	514,576
Series 2017K, COP, 5.00%, 3/15/2023	345,000	354,396
Series 2018N, COP, 5.00%, 3/15/2023	30,000	30,817
Series 2020A, COP, 5.00%, 9/1/2023	35,000	36,405
Series 2018A, COP, 5.00%, 12/15/2023	50,000	52,392
State of Colorado, UCDHSC Fitzsimons Academic Series 2013A, COP, 5.00%, 11/1/2023 (b)	25,000	26,149
Thornton Development Authority, Tax Increment, North Washington Street Corridor Project Series N, Rev., 5.00%, 12/1/2022	50,000	50,850
Town of Breckenridge Series 2020B, COP, 4.00%, 12/1/2022	50,000	50,634
Town of Castle Rock, Sales and Use Tax
Rev., 4.00%, 6/1/2022	95,000	95,000
Rev., 5.00%, 6/1/2025	25,000	27,065
Town of Castle Rock, Water and Sewer Enterprise
Rev., 3.00%, 12/1/2022	25,000	25,195
Rev., 5.00%, 12/1/2022	150,000	152,649
Town of Parker COP, 5.00%, 11/1/2022	25,000	25,377
Town of Winter Park COP, 4.00%, 12/1/2022	25,000	25,321
University of Colorado
Series B-1, Rev., 4.00%, 6/1/2024 (b)	25,000	26,030
Series A, Rev., 5.00%, 6/1/2024 (b)	60,000	63,643
University of Colorado Hospital Authority Series 2012A, Rev., 5.00%, 11/15/2022	145,000	147,434
University of Colorado Hospital Authority, Health System Series 2019C, Rev., 5.00%, 11/15/2024 (c)	520,000	547,228
University of Colorado, Enterprise System
Series B, Rev., 3.50%, 6/1/2022 (b)	20,000	20,000
Series 2012A-1, Rev., 4.00%, 6/1/2022 (b)	185,000	185,000
Series 2012A-1, Rev., 4.00%, 6/1/2022	70,000	70,000
Series A-3, Rev., 4.00%, 6/1/2022 (b)	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series 2011B, Rev., 5.00%, 6/1/2022	405,000	405,000
Series 2012A-1, Rev., 5.00%, 6/1/2022 (b)	85,000	85,000
Series 2012A-2, Rev., 5.00%, 6/1/2022 (b)	90,000	90,000
Series 2016B-1, Rev., 5.00%, 6/1/2022	50,000	50,000
Series B-1, Rev., 5.00%, 6/1/2022	130,000	130,000
Series 2017A-2, Rev., 5.00%, 6/1/2023	50,000	51,681
Series A, Rev., 5.00%, 6/1/2023	70,000	72,354
Series A, Rev., 5.00%, 6/1/2023 (b)	95,000	98,223
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,040,269
University of Northern Colorado, Greeley Institutional Enterprise Series 2014A, Rev., 5.00%, 6/1/2022	35,000	35,000
Weld County School District No. Re-1 GO, AGM, 5.00%, 12/15/2022	25,000	25,490
Weld County School District No. RE-2 Eaton GO, 4.00%, 12/1/2022	25,000	25,334
Westminster Public Schools, District No. 50
GO, 4.00%, 12/1/2022 (b)	60,000	60,794
COP, 5.00%, 12/1/2022 (b)	45,000	45,806
GO, 5.00%, 12/1/2022	25,000	25,452
Total Colorado		55,589,443
Connecticut — 1.0%
City of Bristol Series 2017B, GO, 5.00%, 8/1/2022	20,000	20,128
City of Danbury
GO, BAN, 1.00%, 7/14/2022	235,000	234,978
Series 2020A, GO, 5.00%, 7/15/2022	30,000	30,139
Series 2019B, GO, 5.00%, 11/1/2022	130,000	131,991
City of Hastings Series 2016A, GO, 5.00%, 12/1/2022	100,000	101,826
City of Meriden Series 2016B, GO, 5.00%, 5/15/2023	25,000	25,783
City of New Britain
Series 2016A, GO, 5.00%, 3/1/2023 (b)	15,000	15,388
Series 2017C, GO, AGM, 5.00%, 3/1/2023 (b)	25,000	25,637
City of New Haven
Series A, GO, AGM, 5.00%, 8/1/2022 (b)	20,000	20,121
Series B, GO, AGM, 5.00%, 8/1/2022	100,000	100,580
Series A, GO, 5.25%, 8/1/2022	25,000	25,155
Series 2016A, GO, AGM, 5.00%, 8/15/2022 (b)	70,000	70,540
Series 2012A, GO, AGM, 4.00%, 11/1/2022 (b)	25,000	25,275
Series 2013B, GO, AGM, 3.75%, 9/1/2023 (b)	25,000	25,604
City of Norwalk
Series 2012A, GO, 5.00%, 7/15/2022	20,000	20,093
Series 2012A, GO, 5.00%, 7/15/2022 (b)	35,000	35,164
GO, 5.00%, 8/1/2022	40,000	40,254
Series 2020B, GO, 5.00%, 9/1/2022	25,000	25,236
City of Stamford
Series 2010B, GO, 5.00%, 7/1/2022	50,000	50,158
GO, 5.00%, 6/1/2023	60,000	62,048
City of Stamford, Water Pollution Control System and Facility Rev., 5.00%, 9/15/2022	25,000	25,272
City of Waterbury
GO, 5.00%, 8/1/2022	50,000	50,303
GO, 5.00%, 8/1/2023	50,000	51,849

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Connecticut Housing Finance Authority
Subseries E-1, Rev., 1.50%, 11/15/2022	50,000	49,993
Series C, Subseries C-1, Rev., 2.75%, 5/15/2023	100,000	100,824
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Subseries A-4, Rev., 2.10%, 11/15/2022	90,000	90,267
Subseries C-1, Rev., 2.50%, 11/15/2022	20,000	20,095
Connecticut State Health and Educational Facilities Authority, Bridgeport Hospital Series D, Rev., 5.00%, 7/1/2022	20,000	20,051
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Series L, Rev., 4.00%, 11/1/2023	100,000	100,916
Connecticut State Health and Educational Facilities Authority, Fairfield University Series Q-2, Rev., 5.00%, 7/1/2022	120,000	120,355
Connecticut State Health and Educational Facilities Authority, Loomis Chaffee School Series F, Rev., AMBAC, 4.00%, 7/1/2022	50,000	50,114
Connecticut State Health and Educational Facilities Authority, Middlesex Hospital
Series O, Rev., 5.00%, 7/1/2022	45,000	45,137
Series O, Rev., 5.00%, 7/1/2023	25,000	25,861
Connecticut State Health and Educational Facilities Authority, Quinnipiac University
Series L, Rev., 5.00%, 7/1/2022	630,000	631,984
Series L, Rev., 5.00%, 7/1/2023	20,000	20,689
Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group
Rev., 5.00%, 7/1/2022	100,000	100,289
Rev., 3.00%, 12/1/2023	100,000	101,493
Connecticut State Health and Educational Facilities Authority, University System Issue
Series Q-2, Rev., 5.00%, 11/1/2022	50,000	50,760
Series L, Rev., 3.00%, 11/1/2026	120,000	120,384
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue
Series E, Rev., 5.00%, 7/1/2022	415,000	416,307
Series 2010A3, Rev., 0.25%, 2/9/2024 (c)	950,000	920,317
Connecticut State Health and Educational Facilities Authority, Yale University
Series A-1, Rev., 5.00%, 7/1/2022 (c)	520,000	521,561
Series A-2, Rev., 5.00%, 7/1/2022 (c)	120,000	120,360
Series 2017C-2, Rev., 5.00%, 2/1/2023 (c)	550,000	562,545
Series 2014A, Rev., 1.10%, 2/7/2023 (c)	1,465,000	1,457,684
Series X-2, Rev., 0.25%, 2/9/2024 (c)	635,000	615,159
Hartford County Metropolitan District Clean Water Project Series 2014A, Rev., 5.00%, 11/1/2022 (b)	20,000	20,306
Metropolitan District (The) Series 2015B, GO, 5.00%, 11/1/2022	40,000	40,599
South Central Connecticut Regional Water Authority, Water System
Rev., 5.00%, 8/1/2022 (b)	85,000	85,537
Series 27, Rev., 5.00%, 8/1/2022 (b)	100,000	100,632
Series A, Rev., 5.00%, 8/1/2022	100,000	100,623
Series B, Rev., 5.00%, 8/1/2022	400,000	402,500
State of Connecticut
Series 2020C, GO, 3.00%, 6/1/2022	390,000	390,000
Series 2021B, GO, 3.00%, 6/1/2022	50,000	50,000
Series 2012C, GO, 4.00%, 6/1/2022	40,000	40,000
Series 2012C, GO, 5.00%, 6/1/2022	720,000	720,000
Series 2018C, GO, 5.00%, 6/15/2022	275,000	275,325
Series 2012B, GO, AGM-CR, 5.00%, 6/22/2022	875,000	876,876
Series 2013E, GO, 5.00%, 8/15/2022	145,000	145,940

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2016D, GO, 5.00%, 8/15/2022	20,000	20,130
Series 2014E, GO, 5.00%, 9/1/2022	50,000	50,392
Series 2012E, GO, 5.00%, 9/15/2022	25,000	25,225
Series 2018F, GO, 5.00%, 9/15/2022	230,000	232,070
Series E, GO, 5.00%, 10/15/2022	250,000	252,917
Series F, GO, 5.00%, 11/15/2022	150,000	152,147
Series H, GO, 5.00%, 11/15/2022	280,000	284,008
Series 2014C, GO, 5.00%, 12/15/2022	135,000	137,297
Series 2021A, GO, 3.00%, 1/15/2023	1,230,000	1,239,192
Series 2022A, GO, 3.00%, 1/15/2023	45,000	45,336
Series 2020A, GO, 5.00%, 1/15/2023	540,000	550,655
Series 2015A, GO, 5.00%, 3/15/2023	25,000	25,633
Series 2016A, GO, 5.00%, 3/15/2023	205,000	210,191
Series 2017A, GO, 5.00%, 4/15/2023	185,000	190,214
Series 2018B, GO, 5.00%, 4/15/2023	210,000	215,919
Series 2019A, GO, 5.00%, 4/15/2023	470,000	483,246
Series 2016B, GO, 5.00%, 5/15/2023	35,000	36,082
Series 2012C, GO, 5.00%, 6/1/2023	475,000	475,682
Series 2018C, GO, 5.00%, 6/15/2023	10,000	10,337
Series 2016D, GO, 5.00%, 8/15/2023	55,000	57,113
Series 2014E, GO, 5.00%, 9/1/2023	375,000	389,864
Series 2012E, GO, 5.00%, 9/15/2023	265,000	267,727
Series 2018E, GO, 5.00%, 9/15/2023	120,000	124,882
Series 2012G, GO, 5.00%, 10/15/2023	25,000	25,330
Series 2013A, GO, 5.00%, 10/15/2023	340,000	354,592
Series 2021A, GO, 4.00%, 1/15/2024	60,000	62,005
Series 2016A, GO, 5.00%, 3/15/2024	145,000	152,724
Series 2017A, GO, 5.00%, 4/15/2024	35,000	36,932
Series 2018D, GO, 5.00%, 4/15/2024	105,000	110,795
Series 2019A, GO, 5.00%, 4/15/2024	25,000	26,380
Series 2012C, GO, 5.00%, 6/1/2024	265,000	265,321
Series 2014D, GO, 5.00%, 6/15/2024	100,000	105,704
Series 2013E, GO, 5.00%, 8/15/2024	140,000	145,199
Series 2012G, GO, 5.00%, 10/15/2024	25,000	25,285
Series 2013A, GO, (SIFMA Municipal Swap Index Yield + 0.99%), 1.67%, 3/1/2025 (e)	175,000	177,918
Series 2012B, GO, 5.00%, 4/15/2025	985,000	986,606
Series 2017A, GO, 5.00%, 4/15/2025	1,325,000	1,426,948
Series 2016B, GO, 5.00%, 5/15/2025	200,000	215,769
Series 2012C, GO, 5.00%, 6/1/2025	160,000	160,191
Series 2013C, GO, 5.00%, 7/15/2025	125,000	129,287
Series 2012E, GO, 5.00%, 9/15/2025	175,000	176,535
Series 2021A, GO, 4.00%, 1/15/2026	60,000	63,488
Series 2012B, GO, 5.00%, 4/15/2026	100,000	100,163
Series 2012E, GO, 5.00%, 9/15/2026	50,000	50,440
Series 2013A, GO, 5.00%, 10/15/2026	50,000	52,090
State of Connecticut Clean Water Fund, State Revolving Fund
Series B, Rev., 5.00%, 6/1/2022	50,000	50,000
Series 2013B, Rev., 3.00%, 7/1/2022	50,000	50,078

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2013B, Rev., 5.00%, 7/1/2022	45,000	45,140
Series 2015A, Rev., 5.00%, 3/1/2023	25,000	25,645
Series 2013A, Rev., 5.00%, 3/1/2024	45,000	46,102
State of Connecticut Special Tax
Series 2021D, Rev., 5.00%, 11/1/2022	120,000	121,677
Series A, Rev., 5.00%, 1/1/2024	35,000	35,643
State of Connecticut, GAAP Conversion
Series 2013A, GO, 5.00%, 10/15/2022	245,000	247,859
Series 2013A, GO, 5.00%, 10/15/2024	25,000	26,049
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series A, Rev., 5.00%, 8/1/2022	225,000	226,301
Series B, Rev., 5.00%, 8/1/2022	280,000	281,619
Series A, Rev., 5.00%, 9/1/2022	750,000	756,445
Series B, Rev., 5.00%, 9/1/2022	510,000	514,383
Series A, Rev., 5.00%, 10/1/2022	325,000	328,680
Series A, Rev., 4.00%, 1/1/2023	20,000	20,266
Series 2018A, Rev., 5.00%, 1/1/2023	90,000	91,713
Series A, Rev., 5.00%, 1/1/2023	570,000	580,847
Series 2021A, Rev., 4.00%, 5/1/2023	150,000	153,171
Series 2020A, Rev., 5.00%, 5/1/2023	65,000	66,961
Series A, Rev., 5.00%, 8/1/2023	120,000	124,481
Series B, Rev., 5.00%, 8/1/2023	25,000	25,934
Rev., 5.00%, 9/1/2023	25,000	25,991
Series A, Rev., 5.00%, 9/1/2023	50,000	51,982
Series A, Rev., 5.00%, 10/1/2023	85,000	88,561
Rev., 5.00%, 1/1/2024	375,000	381,893
Series 2018A, Rev., 5.00%, 1/1/2024	20,000	20,967
Series 2016A, Rev., 5.00%, 9/1/2024	135,000	143,957
Series 2018B, Rev., 5.00%, 10/1/2024	195,000	208,364
Series A, Rev., 5.00%, 10/1/2024	55,000	57,247
Series A, Rev., 5.00%, 1/1/2025	955,000	972,368
Series B, Rev., 5.00%, 1/1/2025	20,000	20,364
Series A, Rev., 5.00%, 10/1/2025	50,000	52,026
Series A, Rev., 5.00%, 9/1/2026	50,000	52,991
State of Connecticut, Tax-Exempt Series 2018E, GO, 5.00%, 9/15/2022	230,000	232,070
Town of Avon GO, 3.00%, 10/15/2022	95,000	95,617
Town of Berlin
Series 2016B, GO, 5.00%, 9/1/2022	80,000	80,756
GO, 5.00%, 12/1/2022	50,000	50,916
Town of Bethel GO, 5.00%, 11/15/2022	165,000	167,762
Town of Branford
GO, 5.00%, 7/1/2022	25,000	25,079
GO, 3.13%, 8/1/2023 (b)	30,000	30,507
Town of Brookfield Series 2018A, GO, 5.00%, 11/15/2022	45,000	45,745
Town of Cromwell Series 2016A, GO, 4.00%, 8/1/2022	25,000	25,116
Town of Darien
GO, 4.00%, 7/15/2022	35,000	35,122
Series 2020A, GO, 5.00%, 8/1/2022	25,000	25,159

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2020A, GO, 5.00%, 8/1/2025	300,000	327,548
Town of East Haddam Series 2020A, GO, 4.00%, 12/1/2022	40,000	40,519
Town of East Hampton Series 2020A, GO, 4.00%, 9/1/2022	40,000	40,280
Town of East Hartford GO, 4.00%, 10/15/2022	20,000	20,203
Town of East Lyme
GO, 5.00%, 7/15/2022	65,000	65,299
GO, 5.00%, 8/15/2023	35,000	36,387
Town of East Windsor GO, 3.00%, 10/15/2022	75,000	75,473
Town of Enfield
GO, 3.00%, 8/1/2022 (b)	50,000	50,150
GO, BAN, 2.00%, 8/4/2022	95,000	95,143
Town of Fairfield GO, 4.00%, 8/1/2022	25,000	25,117
Town of Griswold GO, 5.00%, 9/15/2022	25,000	25,269
Town of Groton Series 2020A, GO, 5.00%, 10/15/2022	25,000	25,341
Town of North Branford GO, 5.00%, 8/1/2022	410,000	412,570
Town of North Haven
GO, 5.00%, 7/15/2022	70,000	70,326
GO, 4.00%, 11/1/2022	20,000	20,226
Town of Plainville GO, 4.00%, 9/1/2022	50,000	50,343
Town of Rocky Hill GO, 5.00%, 8/1/2022	50,000	50,318
Town of South Windsor
GO, 5.00%, 2/1/2023	25,000	25,594
Series 2017B, GO, 3.00%, 8/15/2023	30,000	30,492
Town of Southington Series 2015B, GO, 5.00%, 9/1/2022	25,000	25,237
Town of Stonington Series 2012A, GO, 4.00%, 9/1/2022	70,000	70,489
Town of Stratford GO, 5.00%, 12/15/2022 (b)	225,000	229,343
Town of Trumbull
GO, 4.00%, 8/15/2022	25,000	25,143
GO, 4.00%, 9/1/2022	25,000	25,173
Series 2020A, GO, 4.00%, 9/1/2022	75,000	75,519
Series 2017B, GO, 5.00%, 9/1/2022	35,000	35,328
Series 2021B, GO, 4.00%, 9/15/2022	20,000	20,159
Town of Watertown GO, 4.50%, 1/15/2023	80,000	81,488
Town of Westbrook
GO, 5.00%, 7/1/2022	30,000	30,096
GO, 4.00%, 8/1/2022	35,000	35,162
Town of Wilton Series 2021B, GO, 5.00%, 9/15/2022	20,000	20,216
Town of Windham Series A, GO, 5.00%, 8/15/2023	355,000	368,853
Town of Wolcott
GO, BAN, 1.25%, 8/23/2022	170,000	169,955
Series 2017A, GO, 5.00%, 10/15/2022	20,000	20,276
University of Connecticut
Series 2019A, Rev., 5.00%, 11/1/2022	1,280,000	1,298,962
Series A, Rev., 4.00%, 2/15/2023	25,000	25,426
Series 2015A, Rev., 5.00%, 2/15/2023	135,000	138,237
Series 2020A, Rev., 5.00%, 2/15/2023	1,485,000	1,520,609
Series 2016A, Rev., 5.00%, 3/15/2023	145,000	148,845
Series 2017A, Rev., 5.00%, 1/15/2024	55,000	57,711

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Series 2013A, Rev., 5.00%, 2/15/2024	120,000	122,775
Series 2020A, Rev., 5.00%, 2/15/2024	165,000	173,462
Series 2017A, Rev., 5.00%, 1/15/2025	50,000	53,585
Series 2016A, Rev., 5.00%, 3/15/2025	75,000	80,670
Series 2015A, Rev., 5.00%, 2/15/2026	25,000	26,712
University of Connecticut, Special Obligation Student Fee Series 2012A, Rev., 5.00%, 11/15/2023	400,000	406,309
Total Connecticut		34,532,858
Delaware — 0.1%
City of Newark GO, 3.00%, 9/15/2022	80,000	80,416
City of Wilmington
GO, 4.00%, 6/1/2022	25,000	25,000
GO, 5.00%, 12/1/2022	50,000	50,901
County of New Castle
Series 2012A, GO, 3.00%, 7/15/2022 (b)	20,000	20,045
Series 2012A, GO, 3.25%, 7/15/2022 (b)	30,000	30,077
Series 2012B, GO, 4.00%, 7/15/2022	35,000	35,125
GO, 5.00%, 4/1/2024	25,000	26,427
County of Sussex Series 2012A, GO, 4.00%, 9/15/2022 (b)	90,000	90,723
Delaware Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	715,000	682,487
Delaware River and Bay Authority
Series B, Rev., 5.00%, 1/1/2023	170,000	173,305
Series 2012B, Rev., 5.00%, 1/1/2024	25,000	25,464
Series C, Rev., 5.00%, 1/1/2027	85,000	88,946
Delaware Transportation Authority Rev., 5.00%, 9/1/2025	100,000	108,677
Delaware Transportation Authority, Transportation System
Rev., 5.00%, 7/1/2022	755,000	757,384
Rev., 5.00%, 7/1/2023	120,000	120,327
Delaware Transportation Authority, US 301 Project Rev., 5.00%, 6/1/2023	50,000	51,702
State of Delaware
Series 2014B, GO, 5.00%, 7/1/2022	45,000	45,143
Series 2016D, GO, 5.00%, 7/1/2022	85,000	85,269
Series 2013A, GO, 3.00%, 8/1/2022	25,000	25,077
Series 2018A, GO, 5.00%, 2/1/2023	50,000	51,181
Series 2016C, GO, 5.00%, 3/1/2023	30,000	30,792
University of Delaware
Rev., 5.00%, 11/1/2022	25,000	25,386
Series 2013A, Rev., 5.00%, 11/1/2022 (b)	70,000	71,072
Series 2019A, Rev., 5.00%, 11/1/2022	60,000	60,927
Series 2013A, Rev., 5.00%, 5/1/2023 (b)	25,000	25,784
Total Delaware		2,787,637
District of Columbia — 0.9%
District of Columbia
Series 2010-B, Rev., 5.00%, 6/1/2022	45,000	45,000
Series 2012A, Rev., 5.00%, 6/1/2022	70,000	70,000
Series 2012B, Rev., 5.00%, 6/1/2022	85,000	85,000
Series 2013A, GO, 5.00%, 6/1/2022	225,000	225,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Series 2014D, GO, 5.00%, 6/1/2022	40,000	40,000
Series 2015A, GO, 5.00%, 6/1/2022	180,000	180,000
Series 2016A, GO, 5.00%, 6/1/2022	125,000	125,000
Series 2016D, GO, 5.00%, 6/1/2022	30,000	30,000
Series 2017A, GO, 5.00%, 6/1/2022	145,000	145,000
Series 2017D, GO, 5.00%, 6/1/2022	115,000	115,000
Series 2018A, GO, 5.00%, 6/1/2022	55,000	55,000
Series 2018B, GO, 5.00%, 6/1/2022	270,000	270,000
Rev., 5.00%, 10/1/2022	230,000	232,635
Series 2019C, Rev., 5.00%, 10/1/2022	55,000	55,665
Series 2020B, Rev., 5.00%, 10/1/2022	105,000	106,270
Series 2019A, GO, 5.00%, 10/15/2022	150,000	152,076
Series 2012C, Rev., 4.00%, 12/1/2022	185,000	187,363
Rev., 5.00%, 12/1/2022	95,000	96,687
Series 2012C, Rev., 5.00%, 12/1/2022	180,000	183,188
Series 2012D, Rev., 5.00%, 12/1/2022	25,000	25,443
Series 2014A, Rev., 5.00%, 12/1/2022	245,000	249,339
Series 2019A, Rev., 5.00%, 3/1/2023	60,000	61,562
Rev., 4.00%, 4/1/2023 (b)	45,000	45,910
Series 2012A, Rev., 5.00%, 6/1/2023	20,000	20,053
Series 2013A, GO, 5.00%, 6/1/2023	60,000	62,048
Series D, GO, 5.00%, 6/1/2023	25,000	25,853
Series 2020B, Rev., 5.00%, 10/1/2023	80,000	83,459
Series 2012C, Rev., 5.00%, 12/1/2023	85,000	86,463
Series 2014A, Rev., 5.00%, 12/1/2023	85,000	89,061
Rev., 5.00%, 6/1/2024	100,000	100,237
Series 2013A, GO, 5.00%, 6/1/2024	225,000	232,362
Rev., 5.00%, 12/1/2024	320,000	325,442
Rev., 5.00%, 12/1/2024	175,000	186,604
Series 2020B, Rev., 5.00%, 10/1/2025	95,000	104,041
Series 2013A, GO, 5.00%, 6/1/2026	35,000	36,145
District of Columbia Housing Finance Agency
Rev., 1.45%, 8/1/2022 (c)	1,300,000	1,299,474
Series 2019B-2, Rev., FHA, 1.70%, 3/1/2023	165,000	164,899
Series 2019B-1, Rev., FHA, 1.75%, 9/1/2023 (c)	545,000	540,530
District of Columbia Water & Sewer Authority
Series A, Rev., 4.00%, 10/1/2022	25,000	25,229
Series 2014C, Rev., 5.00%, 10/1/2022	100,000	101,243
Series 2017B, Rev., 5.00%, 10/1/2022	75,000	75,937
Series A, Rev., 5.00%, 10/1/2022	290,000	293,605
Series 2013A, Rev., 5.00%, 10/1/2023 (b)	75,000	78,273
Series 2014C, Rev., 5.00%, 10/1/2023	75,000	78,283
Rev., AGM, 5.50%, 10/1/2023	150,000	154,822
Series 2014C, Rev., 5.00%, 10/1/2024	25,000	26,725
Series C, Rev., 5.00%, 10/1/2024	475,000	480,028
District of Columbia, Children's Hospital Obligated Group
Rev., 5.00%, 7/15/2022	1,050,000	1,054,511
Rev., 5.00%, 7/15/2023	775,000	801,569

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, Income Tax
Series 2012C, Rev., 3.25%, 12/1/2022	25,000	25,227
Series 2012A, Rev., 4.00%, 12/1/2022	125,000	126,597
Series 2012A, Rev., 5.00%, 12/1/2022	115,000	117,037
Series 2012A, Rev., 5.00%, 12/1/2023	85,000	86,463
Series 2012A, Rev., 5.00%, 12/1/2024	20,000	20,320
Series 2012C, Rev., 5.00%, 12/1/2024	40,000	40,640
Series 2012A, Rev., 5.00%, 12/1/2025	50,000	50,795
Series 2012C, Rev., 5.00%, 12/1/2025	80,000	81,272
Series 2012A, Rev., 5.00%, 12/1/2026	200,000	203,131
Series 2012B, Rev., 5.00%, 12/1/2027	75,000	76,152
Metropolitan Washington Airports Authority Aviation
Subseries C-2, Rev., VRDO, LOC : TD Bank NA, 0.65%, 6/9/2022 (c)	20,000,000	20,000,000
Series 2013C, Rev., 5.00%, 10/1/2022	20,000	20,230
Series B, Rev., 5.00%, 10/1/2022	200,000	202,298
Metropolitan Washington Airports Authority Dulles Toll Road Series 2009B, Rev., AGC, Zero Coupon, 10/1/2022	80,000	79,508
Washington Metropolitan Area Transit Authority
Rev., 5.00%, 7/1/2022	25,000	25,076
Series 2017B, Rev., 5.00%, 7/1/2022	445,000	446,343
Series A-1, Rev., 5.00%, 7/1/2022	70,000	70,211
Series 2017B, Rev., 5.00%, 7/1/2023	100,000	103,467
Series A-1, Rev., 5.00%, 7/1/2023	25,000	25,867
Series 2017B, Rev., 5.00%, 7/1/2024	20,000	21,129
Total District of Columbia		31,129,797
Florida — 5.8%
Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinic
Series 2019B-1, Rev., 5.00%, 12/1/2022	85,000	86,476
Series B-1, Rev., 4.00%, 12/1/2023	100,000	103,111
Alachua County School Board
COP, 5.00%, 7/1/2022	330,000	331,007
COP, 5.00%, 7/1/2024	225,000	238,225
Bay County School Board Series 2020B, COP, 5.00%, 7/1/2022	290,000	290,904
Board of Governors State University System of Florida, University System Improvement
Series 2014A, Rev., 5.00%, 7/1/2022	205,000	205,642
Series 2014A, Rev., 5.00%, 7/1/2023	185,000	191,698
Brevard County School District
COP, 5.00%, 7/1/2022	25,000	25,076
Series 2015B, COP, 5.00%, 7/1/2022	80,000	80,245
Series 2013A, COP, 5.00%, 7/1/2023	195,000	201,868
Broward County, Water and Sewer Utility
Series A, Rev., 5.00%, 10/1/2022 (b)	225,000	227,789
Series B, Rev., 5.00%, 10/1/2022	115,000	116,433
Capital Trust Agency, Inc., mission Spring Apartments Project Series 2017A, Rev., 4.38%, 12/1/2022 (b)	125,000	132,929
Capital Trust Agency, Inc., Multi-Family Housing, Mission Springs Apartments Project Series A, Rev., 4.25%, 12/1/2022 (b)	620,000	658,948
Capital Trust Agency, Inc., Multi-Family, GMF Jacksonville Pool Project Series 2012A, Rev., 3.75%, 12/1/2022 (b)	175,000	176,603
Capital Trust Agency, Inc., Multi-Family, GMF Windsor Cove Apartments Series 2012A, Rev., 4.63%, 11/1/2022 (b)	125,000	126,643

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Capital Trust Agency, Inc., Sustainability Bonds -The Marie
Rev., 4.00%, 6/15/2022 (d)	1,200,000	1,200,078
Rev., 4.00%, 6/15/2023 (d)	575,000	574,992
Rev., 4.00%, 6/15/2024 (d)	1,000,000	996,122
Rev., 4.00%, 6/15/2025 (d)	240,000	237,699
Central Florida Expressway Authority, Senior Lien
Rev., 5.00%, 7/1/2022	275,000	275,868
Series 2019A, Rev., 5.00%, 7/1/2022	240,000	240,758
Rev., 5.00%, 7/1/2023	65,000	67,374
Series 2016B, Rev., 5.00%, 7/1/2025	25,000	27,038
Citizens Property Insurance, Inc. Series A-1, Rev., 5.00%, 6/1/2022	385,000	385,000
City of Apopka, Utility System Rev., 5.00%, 10/1/2023	30,000	30,332
City of Bradenton, Special Obligation Rev., 4.00%, 9/1/2022	25,000	25,169
City of Cape Coral, Water & Sewer Rev., 5.00%, 10/1/2022	25,000	25,299
City of Clearwater, Stormwater System Rev., 4.75%, 11/1/2022	85,000	86,225
City of Clearwater, Water and Sewer
Rev., 5.00%, 12/1/2022	50,000	50,916
Rev., 5.00%, 12/1/2023	50,000	52,389
City of Cocoa Rev., 4.00%, 10/1/2022	25,000	25,221
City of Daytona Beach GO, 3.00%, 7/1/2022	30,000	30,047
City of Delray Beach Rev., 5.00%, 6/1/2023	40,000	41,321
City of Deltona, Utility System Rev., 5.00%, 10/1/2023 (b)	25,000	26,057
City of Fort Lauderdale Water and Sewer Rev., 5.00%, 9/1/2022	25,000	25,231
City of Fort Lauderdale, Police and Public Safety Projects Series 2020B, GO, 5.00%, 7/1/2022	50,000	50,158
City of Fort Myers
Series 2014A, Rev., 3.00%, 12/1/2022	50,000	50,382
Series 2018A, Rev., 5.00%, 12/1/2022	35,000	35,613
City of Fort Myers, Utility System Series 2019A, Rev., 4.00%, 10/1/2023	100,000	102,854
City of Gainesville, Utilities System
Series 2012A, Rev., 5.00%, 10/1/2022	270,000	273,365
Series 2017A, Rev., 5.00%, 10/1/2022	500,000	506,232
Series 2012A, Rev., 2.50%, 10/1/2023	340,000	340,945
Series 2017A, Rev., 5.00%, 10/1/2023	25,000	26,098
Series 2012A, Rev., 5.00%, 10/1/2024	430,000	434,883
Series 2012A, Rev., 5.00%, 10/1/2025	50,000	50,568
Series 2012A, Rev., 5.00%, 10/1/2026	50,000	50,568
City of Hallandale Beach Rev., 5.00%, 10/1/2023	25,000	26,027
City of Jacksonville
Series 2012A, Rev., 4.25%, 10/1/2022 (b)	60,000	60,596
Rev., 5.00%, 10/1/2022	60,000	60,708
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	740,000	749,174
Series 2012B, Rev., 5.00%, 10/1/2022	665,000	673,065
Series 2020A, Rev., 5.00%, 10/1/2022	250,000	252,948
Series C, Rev., 5.00%, 10/1/2022	140,000	141,651
Rev., 5.00%, 10/1/2023	245,000	255,097
Series C, Rev., 5.00%, 10/1/2024	135,000	136,628
Series 2012C, Rev., 5.00%, 10/1/2025	350,000	354,221

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
City of Jacksonville, Better Jacksonville Sales Tax
Rev., 5.00%, 10/1/2022	700,000	708,819
Rev., 5.00%, 10/1/2025	145,000	146,477
City of Jacksonville, Florida Power and Light Co., Project Rev., VRDO, 0.53%, 6/1/2022 (c)	3,150,000	3,150,000
City of Jacksonville, Health Care Facilities, Baptist Medical Center
Series 2019A, Rev., 4.00%, 8/15/2022	100,000	100,569
Series 2019A, Rev., 4.00%, 8/15/2023	265,000	272,361
City of Jacksonville, Sales Tax
Rev., 5.00%, 10/1/2022	65,000	65,819
Rev., 5.00%, 10/1/2024	1,125,000	1,136,796
Rev., 5.00%, 10/1/2027	3,580,000	3,614,781
City of Lakeland, Department of Electric Utilities
Rev., 5.00%, 10/1/2022	65,000	65,812
Rev., 5.00%, 10/1/2023	25,000	26,098
Rev., 5.00%, 10/1/2026	20,000	22,040
City of Lakeland, Lakeland Regional Health Systems Rev., 5.00%, 11/15/2022	50,000	50,791
City of Lauderhill GO, 4.00%, 1/1/2023	70,000	70,983
City of Marco Island Rev., 5.00%, 10/1/2023	70,000	72,913
City of Miami Rev., 5.00%, 3/1/2023 (b) (d)	5,000,000	5,104,830
City of Miami Beach, Stormwater Rev., 5.00%, 9/1/2022	220,000	222,046
City of Miramar, Utility System Rev., 5.00%, 10/1/2022	150,000	151,870
City of North Miami Beach
Rev., 5.00%, 8/1/2022 (b)	85,000	85,537
Series 2020A, Rev., 5.00%, 8/1/2022	40,000	40,245
City of Oakland Park, Water and Sewer Rev., 5.00%, 9/1/2022	30,000	30,276
City of Ocoee, Capital Improvement
Rev., 5.00%, 10/1/2022	120,000	121,439
Rev., 5.00%, 10/1/2023	50,000	52,014
City of Ocoee, Water and Sewer System Rev., 5.00%, 10/1/2022	20,000	20,243
City of Orlando, Capital Improvement
Series 2016B, Rev., 5.00%, 10/1/2022	25,000	25,312
Series B, Rev., 5.00%, 10/1/2022	240,000	242,991
Series C, Rev., 5.00%, 10/1/2022	25,000	25,312
Series 2018B, Rev., 5.00%, 10/1/2023	50,000	52,162
Series 2016B, Rev., 5.00%, 10/1/2024	25,000	26,725
City of Orlando, Florida Contract Tourist Development Tax Payments
Series 2014A, Rev., 5.00%, 11/1/2022 (b)	50,000	50,755
Series 2014A, Rev., 5.00%, 5/1/2024 (b)	20,000	21,155
City of Palm Coast, Utility System Rev., 5.00%, 10/1/2022	55,000	55,667
City of Panama City Beach, Utility System Rev., 5.00%, 6/1/2022	60,000	60,000
City of Pembroke Pines GO, 5.00%, 9/1/2022	30,000	30,283
City of Plantation GO, 5.00%, 7/1/2022	25,000	25,075
City of Pompano Beach, John Knox Village Project
Rev., 3.25%, 9/1/2022	145,000	145,066
Series 2021B-2, Rev., 1.45%, 1/1/2027	760,000	687,642
City of Port St. Lucie, Utility System
Rev., 5.00%, 9/1/2022	325,000	327,956
Rev., NATL-RE, 5.25%, 9/1/2022	120,000	121,162

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Rev., NATL-RE, 5.25%, 9/1/2023	205,000	213,963
City of Sarasota, St. Armands Paid Parking Area Improvements
Series 2017B, Rev., 3.00%, 10/1/2022	25,000	25,147
Series 2017A, Rev., 4.00%, 10/1/2023	25,000	25,720
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group
Rev., 5.00%, 8/15/2022	535,000	538,955
Rev., 5.00%, 8/15/2023	55,000	57,079
City of St. Augustine, Water and Sewer Rev., AGM, 5.00%, 10/1/2023	225,000	234,668
City of St. Petersburg, Public Service Tax
Series 2016A, Rev., 4.00%, 10/1/2022	215,000	216,973
Series 2016A, Rev., 4.00%, 10/1/2023	35,000	36,060
City of St. Petersburg, Public Utility
Rev., 3.00%, 10/1/2022	25,000	25,147
Series 2013A, Rev., 3.00%, 10/1/2022	30,000	30,177
Series 2013A, Rev., 3.75%, 10/1/2022 (b)	25,000	25,205
Series 2013A, Rev., 4.00%, 10/1/2022 (b)	65,000	65,592
Series 2013B, Rev., 4.00%, 10/1/2022 (b)	50,000	50,456
Series 2013C, Rev., 5.00%, 10/1/2022	25,000	25,312
Series 2014B, Rev., 5.00%, 10/1/2022	20,000	20,249
Series 2016C, Rev., 5.00%, 10/1/2022	55,000	55,686
Series 2014B, Rev., 5.00%, 10/1/2023	30,000	31,301
City of Tallahassee
Rev., 5.00%, 10/1/2022	440,000	445,410
Rev., 5.00%, 10/1/2023	150,000	151,722
Rev., 5.00%, 10/1/2024	200,000	202,298
City of Tallahassee, Energy System
Rev., 5.00%, 10/1/2022	80,000	80,983
Rev., 5.00%, 10/1/2023	110,000	114,756
City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	30,000	31,297
City of Tampa, Capital Improvement Cigarette Tax Allocation, H. Lee Moffitt Cancer Center Project Series 2012A, Rev., 5.00%, 9/1/2022	100,000	100,764
City of Tampa, Sales Tax Rev., 5.00%, 10/1/2022	225,000	227,781
City of Tampa, University of Tampa Projects Rev., 5.00%, 4/1/2023	100,000	102,693
City of Tampa, Utilities Tax Series 2012A, Rev., 5.00%, 10/1/2022	50,000	50,618
City of Venice, Utility System
Rev., 3.13%, 12/1/2022 (b)	25,000	25,219
Rev., 3.50%, 12/1/2022 (b)	25,000	25,265
Rev., 3.63%, 12/1/2022 (b)	20,000	20,224
Rev., 5.00%, 12/1/2022 (b)	50,000	50,908
City of West Palm Beach, Utility System
Series 2017C, Rev., 5.00%, 10/1/2022	25,000	25,312
Series 2012A, Rev., 5.00%, 10/1/2023	100,000	101,108
City of Winter Haven Series 2015A, Rev., 4.00%, 10/1/2022	20,000	20,180
City of Winter Park Rev., 5.00%, 10/1/2022	25,000	25,303
Clay County School Board COP, AGM, 5.00%, 7/1/2022	125,000	125,385
County of Bay, Water and Sewer System Series 2015A, Rev., 2.25%, 9/1/2022	25,000	25,058
County of Bay, Wholesale Water System Rev., 5.00%, 9/1/2022	30,000	30,280

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Brevard, Water and Wastewater Utility
Rev., 5.00%, 9/1/2022	80,000	80,756
Rev., 5.00%, 9/1/2023	40,000	41,555
County of Broward, Airport System
Series 2013C, Rev., 5.00%, 10/1/2022	195,000	197,234
Series P-2, Rev., 5.00%, 10/1/2022	270,000	273,093
Series Q-1, Rev., 5.00%, 10/1/2022 (b)	195,000	197,418
Series Q-1, Rev., 5.00%, 10/1/2022	155,000	156,776
Series P-2, Rev., 5.00%, 10/1/2023	415,000	419,318
Series Q-1, Rev., 5.00%, 10/1/2023	540,000	545,619
Series 2013B, Rev., 5.25%, 10/1/2023 (b)	50,000	52,346
Series Q-1, Rev., 5.00%, 10/1/2024	280,000	282,953
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	197,028
Series 2013C, Rev., 5.25%, 10/1/2026	400,000	414,887
County of Broward, Half-Cent Sales Tax Rev., 5.00%, 10/1/2023	30,000	31,277
County of Broward, Port Facilities Series 2019C, Rev., 5.00%, 9/1/2022	150,000	151,380
County of Citrus, Capital Improvement Rev., 5.00%, 10/1/2022	70,000	70,802
County of Citrus, Water and Wastewater System Rev., 5.00%, 10/1/2022	45,000	45,553
County of Clay, Sales Surtax Rev., 5.00%, 10/1/2022	25,000	25,302
County of Collier, Special Obligation Rev., 4.00%, 10/1/2025	200,000	201,305
County of Escambia Rev., 5.00%, 10/1/2022	120,000	121,476
County of Escambia, Sales Tax Rev., 5.00%, 10/1/2022	25,000	25,307
County of Hernando, Water and Sewer Series 2013A, Rev., 5.00%, 6/1/2023 (b)	40,000	41,357
County of Hillsborough, Capital Improvement Rev., 5.00%, 8/1/2022	430,000	432,720
County of Hillsborough, Communications Services Tax Rev., 5.00%, 10/1/2024	35,000	37,432
County of Hillsborough, Community Investment Tax
Rev., 5.00%, 11/1/2022	150,000	152,266
Series 2012B, Rev., 5.00%, 11/1/2022	155,000	157,342
Rev., 5.00%, 11/1/2023	175,000	182,341
Rev., 5.00%, 11/1/2025	25,000	27,269
County of Lee Rev., 5.00%, 10/1/2022	125,000	126,554
County of Lee County, Water and Sewer
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	20,000	20,248
Series 2012B, Rev., 5.00%, 10/1/2022 (b)	50,000	50,620
Series 2013B, Rev., 5.00%, 10/1/2022	155,000	156,927
Series A, Rev., 5.00%, 10/1/2022	20,000	20,249
Series A, Rev., 4.25%, 10/1/2023 (b)	25,000	25,845
Series A, Rev., 5.00%, 10/1/2023 (b)	40,000	41,746
County of Lee, Non-Ad valorem Rev., 5.00%, 10/1/2023	100,000	104,283
County of Lee, Tourist Development Tax Series 2019A, Rev., 5.00%, 10/1/2024	25,000	26,643
County of Lee, Transportation Facilities
Rev., AGM, 5.00%, 10/1/2022	490,000	495,861
Rev., AGM, 5.00%, 10/1/2023	200,000	208,243
Rev., AGM, 5.00%, 10/1/2024	200,000	214,038
County of Manatee, Public Utilities Rev., 5.00%, 10/1/2022	200,000	202,493
County of Manatee, Transportation Projects
Rev., 5.00%, 10/1/2022	25,000	25,312
Rev., 5.00%, 10/1/2023	50,000	52,182

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	30,000	30,095
County of Miami-Dade
Series 2016A, GO, 5.00%, 7/1/2022	150,000	150,476
Series 2020A, GO, 5.00%, 7/1/2022	70,000	70,222
Series B, Rev., AGM, 4.00%, 10/1/2022 (b)	50,000	50,456
Series 2013A, Rev., 5.00%, 4/1/2023	75,000	77,159
Series 2016A, GO, 5.00%, 7/1/2023	25,000	25,908
County of Miami-Dade, Aviation System
Series A, Rev., 5.00%, 10/1/2022	1,090,000	1,102,122
Series B, Rev., 5.00%, 10/1/2022	145,000	146,613
Series B, Rev., 5.00%, 10/1/2022 (b)	3,225,000	3,264,981
Series B, Rev., 4.00%, 10/1/2023	225,000	226,574
Series 2012B, Rev., 5.00%, 10/1/2024	400,000	403,657
County of Miami-Dade, Building Better Communities Program
Series 2013A, GO, 5.00%, 7/1/2022	385,000	386,222
Series 2015-D, GO, 5.00%, 7/1/2022	70,000	70,222
Series 2016A, GO, 5.00%, 7/1/2022	90,000	90,286
Series 2015-D, GO, 5.00%, 7/1/2023	25,000	25,908
Series 2016A, GO, 5.00%, 7/1/2024	30,000	31,871
County of Miami-Dade, Jackson Health System Series 2015A, Rev., 5.00%, 6/1/2022	610,000	610,000
County of Miami-Dade, Parks Program
Series 2011B, GO, 3.50%, 11/1/2022	30,000	30,054
Series 2015A, GO, 5.00%, 11/1/2022	110,000	111,699
County of Miami-Dade, Public Health Trust Program Series 2016A, GO, 5.00%, 7/1/2022	45,000	45,141
County of Miami-Dade, Seaport Department Series A, Rev., AGM, 5.00%, 10/1/2023 (b)	80,000	83,491
County of Miami-Dade, Solid Waste Rev., 5.00%, 10/1/2022	70,000	70,851
County of Miami-Dade, Special Obligation
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	175,000	177,170
Series A, Rev., 5.00%, 10/1/2022 (b)	90,000	91,116
Series B, Rev., 5.00%, 10/1/2022 (b)	175,000	177,170
Series B, Rev., AGM, 5.00%, 10/1/2022 (b)	50,000	50,620
County of Miami-Dade, Subordinate Special Obligation
Series 2012B, Rev., 5.00%, 10/1/2022 (b)	1,035,000	1,047,831
Series A, Rev., 5.00%, 10/1/2022 (b)	35,000	35,434
County of Miami-Dade, Transit System, Sales Surtax
Rev., 3.25%, 7/1/2022 (b)	25,000	25,042
Rev., 5.00%, 7/1/2022 (b)	1,180,000	1,183,667
Rev., 5.00%, 7/1/2022	285,000	285,898
Rev., 5.00%, 7/1/2023	170,000	176,192
County of Miami-Dade, Transit System, Sales Tax
Rev., 3.38%, 7/1/2022 (b)	20,000	20,036
Rev., 4.00%, 7/1/2022 (b)	150,000	150,346
Rev., 5.00%, 7/1/2022 (b)	120,000	120,372
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2022	180,000	182,189
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	45,000	45,558
Series A, Rev., 5.00%, 10/1/2022 (b)	535,000	541,633
Series 2008B, Rev., AGM, 5.25%, 10/1/2022	120,000	121,582

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series B, Rev., AGM, 4.13%, 10/1/2023 (b)	110,000	113,540
Rev., 5.00%, 10/1/2023	125,000	130,337
Series 2013B, Rev., 5.00%, 10/1/2023 (b)	120,000	125,237
Series B, Rev., 5.00%, 10/1/2023 (b)	20,000	20,873
Series B, Rev., 5.25%, 10/1/2023 (b)	20,000	20,938
Rev., 5.00%, 10/1/2024	120,000	128,167
County of Okaloosa, Sales Tax
Rev., 5.00%, 10/1/2022	130,000	131,620
Rev., 5.00%, 10/1/2023	25,000	26,071
County of Orange, Water Utility System Rev., 5.00%, 10/1/2022	20,000	20,249
County of Osceola, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	840,000	850,075
County of Osceola, Sales Tax Series 2016A, Rev., 4.00%, 10/1/2022	280,000	282,439
County of Palm Beach
Rev., 5.00%, 11/1/2022	25,000	25,385
Rev., 5.00%, 11/1/2023	30,000	31,366
County of Palm Beach, Library District Improvement Projects GO, 5.00%, 8/1/2022	50,000	50,317
County of Palm Beach, Public Improvement
Rev., 5.00%, 6/1/2022 (b)	30,000	30,000
Rev., 5.00%, 6/1/2022	175,000	175,000
Series 2014A, Rev., 5.00%, 11/1/2022	30,000	30,462
County of Palm Beach, Recreational and Cultural Facilities GO, 5.00%, 7/1/2022	210,000	210,665
County of Palm Beach, Water and Sewer Rev., 5.00%, 10/1/2023 (b)	25,000	26,091
County of Palm Beach, Water and Sewer, FPL Reclaimed Water Project Rev., 5.00%, 10/1/2022	35,000	35,435
County of Pasco, Fire-Rescue Projects Series 2019B, GO, 5.00%, 10/1/2023	35,000	36,513
County of Pasco, Half-Cent Sales Tax and Improvement Series 2013A, Rev., 5.00%, 12/1/2022	295,000	300,314
County of Pasco, Water and Sewer Series 2014A, Rev., 5.00%, 10/1/2022	70,000	70,861
County of Pinellas, Sewer Rev., 5.00%, 10/1/2022 (b)	165,000	167,018
County of Polk, Public Facilities Rev., 4.00%, 12/1/2022	25,000	25,328
County of Polk, Utility System
Rev., 5.00%, 10/1/2022	285,000	288,552
Rev., 5.00%, 10/1/2023 (b)	10,000,000	10,369,158
County of Sarasota
Rev., 5.00%, 10/1/2022	190,000	192,273
Rev., 5.00%, 10/1/2023	25,000	26,047
County of Sarasota, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	210,000	212,512
County of Sarasota, Infrastructure Sales Surtax Rev., 5.00%, 10/1/2022	190,000	192,273
County of Sarasota, Utility System
Rev., 5.00%, 10/1/2022	100,000	101,246
Rev., 5.00%, 10/1/2023 (b)	25,000	26,091
County of Seminole, Water and Sewer System
Series 2015A, Rev., 5.00%, 10/1/2022	20,000	20,251
Series 2015B, Rev., 5.00%, 10/1/2022	75,000	75,940
Series 2015A, Rev., 5.00%, 10/1/2023	50,000	52,182
County of St. Johns, Sales Tax Rev., AGM, 5.00%, 10/1/2023	35,000	36,513
County of St. Johns, Transportation Improvement Rev., AGM, 5.00%, 10/1/2022	45,000	45,553
County of St. Johns, Water and Sewer System
Rev., 5.00%, 6/1/2022	120,000	120,000
Series A, Rev., 5.00%, 12/1/2022 (b)	75,000	76,362

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of St. Lucie, Non-Ad Valorem Rev., 5.00%, 10/1/2023	75,000	77,839
County of St. Lucie, Power and Light Co. Project Rev., VRDO, 0.57%, 6/1/2022 (c)	45,750,000	45,750,000
County of St. Lucie, Sales Tax Series A, Rev., AGM, 5.00%, 10/1/2023 (b)	65,000	67,793
Escambia County Housing Finance Authority Series 2019B, Rev., GNMA COLL, 1.65%, 4/1/2023	80,000	79,824
Escambia County School Board
Rev., 5.00%, 9/1/2022	140,000	141,295
Series 2020A, COP, 5.00%, 2/1/2023	80,000	81,862
Rev., 5.00%, 9/1/2023	125,000	129,844
Florida Atlantic University Finance Corp. Series 2019A, Rev., 5.00%, 7/1/2022	210,000	210,630
Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2022	35,000	35,108
Florida Department of Children & Families Series 2021A, COP, 5.00%, 10/1/2022	30,000	30,354
Florida Department of Environmental Protection
Series 2012A, Rev., 5.00%, 7/1/2022	340,000	341,079
Series 2014A, Rev., 5.00%, 7/1/2022	165,000	165,524
Series 2016A, Rev., 5.00%, 7/1/2022	190,000	190,603
Series 2017A, Rev., 5.00%, 7/1/2022	300,000	300,952
Series 2018A, Rev., 5.00%, 7/1/2022	225,000	225,714
Series 2019A, Rev., 5.00%, 7/1/2022	45,000	45,143
Series 2012A, Rev., 5.00%, 7/1/2023	310,000	310,874
Series 2014A, Rev., 5.00%, 7/1/2023	325,000	336,732
Series 2013A, Rev., 5.00%, 7/1/2024	65,000	65,205
Series 2013A, Rev., 4.00%, 7/1/2025	200,000	200,315
Florida Department of Management Services
Series 2015A, COP, 5.00%, 8/1/2022	421,000	423,660
Series 2018A, COP, 5.00%, 11/1/2022	135,000	137,068
Series 2021A, COP, 5.00%, 11/1/2022	495,000	502,582
Series 2015A, COP, 5.00%, 8/1/2023	185,000	192,192
Series 2017A, Rev., 5.00%, 9/1/2023	110,000	114,569
Series 2018A, COP, 5.00%, 11/1/2023	25,000	26,135
Series 2015A, COP, 5.00%, 8/1/2024	115,000	122,276
Series 2018A, COP, 5.00%, 11/1/2024	25,000	26,743
Series 2018A, COP, 5.00%, 11/1/2026	20,000	22,321
Florida Development Finance Corp. Series 2020A, Rev., 5.00%, 4/1/2025	190,000	202,082
Florida Governmental Utility Authority Rev., AGM, 5.00%, 10/1/2022	70,000	70,842
Florida Gulf Coast University Financing Corp.
Series A, Rev., VRDO, LOC : TD Bank NA, 0.65%, 6/9/2022 (c)	10,300,000	10,300,000
Series 2017A, Rev., 5.00%, 8/1/2022	100,000	100,602
Series 2020A, Rev., 5.00%, 2/1/2023	120,000	122,689
Series 2020A, Rev., 5.00%, 2/1/2024	125,000	130,855
Series 2020A, Rev., 5.00%, 2/1/2025	115,000	122,382
Florida Higher Educational Facilities Financial Authority
Series 2012A, Rev., 2.63%, 12/1/2022 (b)	50,000	50,309
Series 2012B, Rev., 3.00%, 12/1/2022	50,000	50,369
Series 2012A, Rev., 3.50%, 12/1/2022 (b)	55,000	55,570
Series 2012A, Rev., 5.00%, 12/1/2022 (b)	100,000	101,791
Rev., 5.00%, 4/1/2025	135,000	143,585
Florida Municipal Loan Council Series 2019A, Rev., 5.00%, 8/1/2022	60,000	60,373

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Municipal Power Agency
Series 2012A, Rev., 5.00%, 10/1/2022	270,000	273,302
Series 2015B, Rev., 5.00%, 10/1/2022	30,000	30,364
Series 2016A, Rev., 5.00%, 10/1/2022	135,000	136,637
Series 2012A, Rev., 5.00%, 10/1/2023	675,000	682,204
Series 2016A, Rev., 5.00%, 10/1/2023	605,000	630,342
Series 2016A, Rev., 5.00%, 10/1/2024	255,000	271,035
Series 2012A, Rev., 5.00%, 10/1/2025	335,000	338,962
Series 2017A, Rev., 5.00%, 10/1/2025	50,000	54,304
Series 2012A, Rev., 5.00%, 10/1/2026	4,990,000	5,050,638
Florida State Board of Governors
Series 2013A, Rev., 5.00%, 7/1/2022	105,000	105,329
Series 2018A, Rev., 5.00%, 8/1/2022	115,000	115,723
Series 2018A, Rev., 5.00%, 8/1/2023	120,000	124,637
Florida State Development Commission Series 2017A, Rev., 5.00%, 7/1/2022	100,000	100,310
Florida State University Parking Facility Series 2014A, Rev., 5.00%, 7/1/2022	50,000	50,157
FSU Financial Assistance, Inc.
Series 2012C, Rev., 4.00%, 10/1/2022	25,000	25,217
Series C, Rev., 5.00%, 10/1/2022	25,000	25,299
Series 2012C, Rev., 3.00%, 10/1/2025	100,000	100,209
Greater Orlando Aviation Authority Series 2016B, Rev., 5.00%, 10/1/2022	95,000	96,120
Halifax Hospital Medical Center Rev., 5.00%, 6/1/2022	100,000	100,000
Hillsborough County Aviation Authority Series 2018F, Rev., 5.00%, 10/1/2023	100,000	104,121
Hillsborough County School Board
COP, 5.00%, 7/1/2022	95,000	95,293
Series 2012A, COP, 5.00%, 7/1/2022 (b)	320,000	321,008
Series 2015A, COP, 5.00%, 7/1/2022	90,000	90,278
Series 2016A, COP, 5.00%, 7/1/2022	125,000	125,385
Series 2017A, COP, 5.00%, 7/1/2022	310,000	310,956
Series 2017C, COP, 5.00%, 7/1/2022	185,000	185,570
Series 2015B, Rev., AGM, 5.00%, 10/1/2022	85,000	86,008
Series 2017A, COP, 5.00%, 7/1/2023	25,000	25,881
Series 2015B, Rev., AGM, 5.00%, 10/1/2023	125,000	130,185
Hollywood Community Redevelopment Agency Rev., 5.00%, 3/1/2023	40,000	40,941
Indian River County District School Board
Series A, COP, 5.00%, 7/1/2022	125,000	125,385
Series B, COP, 5.00%, 7/1/2022	100,000	100,308
Series A, COP, 5.00%, 7/1/2023	270,000	279,510
Inland Protection Financing Corp.
Series 2019A, Rev., 5.00%, 7/1/2022	75,000	75,237
Series 2019A, Rev., 5.00%, 7/1/2023	30,000	31,086
Jacksonville Transportation Authority
Rev., 5.00%, 8/1/2022	25,000	25,155
Rev., 5.00%, 8/1/2023	40,000	41,508
Rev., 5.00%, 8/1/2024	25,000	26,604
JEA Electric System
Series 2013A, Rev., 5.00%, 10/1/2022	425,000	430,212

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	160,000	161,940
Series 2015A, Rev., 5.00%, 10/1/2022 (b)	20,000	20,245
Series A, Rev., 5.00%, 10/1/2022	175,000	177,146
Series B, Rev., 5.00%, 10/1/2022	100,000	101,226
Series A, Rev., 5.00%, 10/1/2023 (b)	60,000	62,578
JEA Water & Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 0.51%, 6/1/2022 (c)	14,100,000	14,100,000
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	215,000	217,625
Series 2017A, Rev., 5.00%, 10/1/2023	165,000	172,246
Key West Utility Board
Rev., 5.00%, 10/1/2022	20,000	20,247
Rev., 5.00%, 10/1/2023	25,000	26,081
Lake County School Board Series 2013A, COP, 4.00%, 6/1/2022	80,000	80,000
Lee County School Board (The)
Series 2012B, COP, 3.00%, 8/1/2022	425,000	425,635
Series 2012B, COP, 4.00%, 8/1/2022	145,000	145,677
Series 2014A, COP, 5.00%, 8/1/2022	190,000	191,197
Series 2019A, COP, 5.00%, 8/1/2022	475,000	477,993
Series 2020A, COP, 5.00%, 8/1/2022	25,000	25,158
Series 2012B, COP, 5.00%, 8/1/2023	30,000	30,081
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2023	20,000	20,555
Series A-1, Rev., 5.00%, 4/1/2025	160,000	170,806
Leon County School District Rev., 5.00%, 9/1/2022	65,000	65,601
Manatee County School District Rev., AGM, 5.00%, 10/1/2022	50,000	50,598
Marion County School Board Series 2015B, COP, 5.00%, 6/1/2023	20,000	20,656
Martin County Health Facilities Authority
Rev., 5.00%, 11/15/2022 (b)	45,000	45,713
Rev., 4.25%, 11/15/2024 (b)	105,000	110,279
Martin County School District
Series 2014A, COP, AGM, 5.00%, 7/1/2022	25,000	25,076
COP, 5.00%, 10/1/2022	160,000	161,924
Miami Beach Health Facilities Authority Rev., 5.00%, 11/15/2022 (b)	280,000	284,628
Miami-Dade County Expressway Authority
Series 2013A, Rev., 5.00%, 7/1/2022	750,000	752,041
Series 2014B, Rev., 5.00%, 7/1/2022	150,000	150,408
Series 2014B, Rev., 5.00%, 7/1/2023	30,000	30,968
Series 2014B, Rev., 5.00%, 7/1/2025	220,000	232,608
Miami-Dade County Health Facilities Authority
Rev., 5.00%, 8/1/2022	120,000	120,762
Rev., 5.00%, 8/1/2023 (b)	25,000	25,957
Rev., 5.00%, 8/1/2023	25,000	25,951
Miami-Dade County Housing Finance Authority Rev., 0.25%, 8/1/2023 (c)	100,000	97,566
Monroe County School District Rev., AGM, 5.00%, 10/1/2022	250,000	252,982
New Smyrna Beach Utilities Commission Rev., 5.00%, 10/1/2022	65,000	65,810
Orange County Convention Center Rev., 5.00%, 10/1/2022	25,000	25,299
Orange County Convention Center, Tourist Development Tax

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Rev., 5.00%, 10/1/2022	450,000	455,382
Rev., 5.00%, 10/1/2023	50,000	52,094
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2016A, Rev., 5.00%, 10/1/2023	115,000	119,864
Series 2019B, Rev., 5.00%, 10/1/2024	75,000	79,663
Orange County Housing Finance Authority, Jernigan Gardens Project Series 2020B, Rev., 0.35%, 10/1/2022 (c)	75,000	74,336
Orange County School Board
Series 2012B, COP, 5.00%, 8/1/2022 (b)	30,000	30,190
Series 2015D, COP, 5.00%, 8/1/2023	200,000	207,586
Orlando Utilities Commission, Utility System
Series 2011C, Rev., 4.00%, 10/1/2022	115,000	116,036
Series 2011C, Rev., 5.00%, 10/1/2022	475,000	480,841
Series 2013A, Rev., 5.00%, 10/1/2022	400,000	404,919
Series 2010C, Rev., 5.25%, 10/1/2022	150,000	151,968
Series 2012A, Rev., 5.00%, 10/1/2023	20,000	20,865
Series 2013A, Rev., 5.00%, 10/1/2023	135,000	140,837
Series 2016A, Rev., 5.00%, 10/1/2023	25,000	26,081
Series 2018A, Rev., 5.00%, 10/1/2023	25,000	26,081
Series 2013A, Rev., 5.00%, 10/1/2024	45,000	48,105
Orlando-Orange County Expressway Authority
Rev., 5.00%, 7/1/2022	770,000	772,298
Rev., AGM, 5.00%, 7/1/2022 (b)	110,000	110,342
Series 2013B, Rev., 5.00%, 7/1/2022	630,000	631,880
Series 2013B, Rev., AGM, 5.00%, 7/1/2022	20,000	20,061
Series 2013B, Rev., 5.00%, 7/1/2023	20,000	20,685
Osceola County School Board
Series 2013A, COP, 4.00%, 6/1/2022	100,000	100,000
Series 2013A, COP, 5.00%, 6/1/2023	180,000	185,907
Palm Beach County Health Facilities Authority, Baptist Health South Florida Obligated Group
Rev., 5.00%, 8/15/2022	665,000	669,916
Rev., 5.00%, 8/15/2024	560,000	592,139
Palm Beach County School District
Series 2012A, COP, 5.00%, 8/1/2022 (b)	175,000	176,106
Series 2012C, COP, 5.00%, 8/1/2022	25,000	25,156
Series 2014B, COP, 5.00%, 8/1/2022	325,000	327,026
Series 2015B, COP, 5.00%, 8/1/2022	205,000	206,278
Series 2015D, COP, 5.00%, 8/1/2022	220,000	221,372
Series 2017B, COP, 5.00%, 8/1/2022	65,000	65,405
Series 2018A, COP, 5.00%, 8/1/2022	400,000	402,494
Series 2018B, COP, 5.00%, 8/1/2022	50,000	50,312
Series 2018C, COP, 5.00%, 8/1/2022	120,000	120,748
Series 2014B, COP, 5.00%, 8/1/2023	85,000	88,224
Series 2017B, COP, 5.00%, 8/1/2023	50,000	51,897
Series 2018B, COP, 5.00%, 8/1/2023	20,000	20,759
Series 2018A, COP, 5.00%, 8/1/2024	80,000	84,694
Series 2018B, COP, 5.00%, 8/1/2024	100,000	105,868
Series 2017B, COP, 5.00%, 8/1/2025	40,000	43,264

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Pasco County School Board
Series 2018A, COP, 4.00%, 8/1/2022	100,000	100,457
Series 2013A, COP, 5.00%, 8/1/2022	645,000	648,999
Series 2020D, COP, AGM, 5.00%, 8/1/2022	100,000	100,620
Series 2015A, COP, 5.00%, 8/1/2023	40,000	41,461
Pasco County School Board, COP, Series A Series 2015A, COP, 5.00%, 8/1/2022	40,000	40,248
Pasco County School Board, Sales Tax
Rev., 5.00%, 10/1/2022	620,000	627,540
Rev., 5.00%, 10/1/2023	35,000	36,433
Peace River Manasota Regional Water Supply Authority, Utility System Rev., 4.00%, 10/1/2022	55,000	55,496
Pinellas County School Board, Master Lease Program Series 2017A, COP, 5.00%, 7/1/2022	20,000	20,062
Polk County School District, Sales Tax
Rev., 5.00%, 10/1/2022	280,000	283,490
Rev., 5.00%, 10/1/2023	25,000	26,074
Rev., 5.00%, 10/1/2024	30,000	32,014
Port St. Lucie Community Redevelopment Agency Rev., 5.00%, 1/1/2023	170,000	173,474
Reedy Creek Improvement District Utility Series 2013-1, Rev., 5.00%, 10/1/2022	225,000	227,714
Reedy Creek Improvement District, Ad Valorem Tax
Series A, GO, 5.00%, 6/1/2022	65,000	65,000
Series A, GO, 5.00%, 6/1/2023 (b)	25,000	25,848
Series B, GO, 5.00%, 6/1/2023	25,000	25,836
Riviera Beach Utility Special District Rev., 5.00%, 10/1/2022	25,000	25,303
Santa Rosa County School Board COP, 5.00%, 2/1/2023	75,000	76,716
Sarasota County Public Hospital District, Sarasota Memorial Hospital Series 1998B, Rev., NATL-RE, 5.25%, 7/1/2024	690,000	722,920
School Board of Miami-Dade County (The)
Series 2012A, COP, 5.00%, 8/1/2022	85,000	85,482
Series 2014D, COP, 5.00%, 11/1/2022	1,340,000	1,358,335
Series 2015D, COP, 5.00%, 2/1/2023	1,255,000	1,283,118
GO, 5.00%, 3/15/2023 (b)	30,000	30,828
GO, 5.00%, 3/15/2023	45,000	46,244
Series 2015A, COP, 5.00%, 5/1/2023	625,000	643,568
Series A, COP, 5.00%, 5/1/2023 (b)	135,000	138,923
Series 2014D, COP, 5.00%, 11/1/2023	170,000	177,374
Series 2015D, COP, 5.00%, 2/1/2024	445,000	467,042
Series 2014A, COP, 5.00%, 5/1/2024 (c)	405,000	426,672
Series 2015B, COP, 5.00%, 5/1/2024	150,000	158,259
Series 2014D, COP, 5.00%, 11/1/2024	20,000	21,375
Series 2015D, COP, 5.00%, 2/1/2025	25,000	26,873
GO, 5.00%, 3/15/2025	205,000	221,307
Series 2015A, COP, 5.00%, 5/1/2025	820,000	886,344
Series 2015C, COP, 5.00%, 5/1/2025	160,000	172,945
Series 2014D, COP, 5.00%, 11/1/2025	25,000	26,664
Series 2015A, COP, 5.00%, 5/1/2026	280,000	301,009
Series 2015B, COP, 5.00%, 5/1/2026	340,000	365,511
Series 2014D, COP, 5.00%, 11/1/2026	25,000	26,627
Series 2015A, COP, AGM, 5.00%, 5/1/2027	85,000	91,752
School District of Broward County

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
GO, 5.00%, 7/1/2022	200,000	200,618
Series 2012A, COP, 5.00%, 7/1/2022	270,000	270,839
Series 2012A, COP, 5.00%, 7/1/2022 (b)	55,000	55,173
Series 2015A, COP, 5.00%, 7/1/2022	1,610,000	1,614,938
Series 2015B, COP, 5.00%, 7/1/2022	405,000	406,239
Series A, COP, 5.00%, 7/1/2022	875,000	877,677
Series C, COP, 5.00%, 7/1/2022	205,000	205,627
Series 2015A, COP, 5.00%, 7/1/2023	770,000	796,867
Series 2015B, COP, 5.00%, 7/1/2023	285,000	294,944
Series A, COP, 5.00%, 7/1/2023	315,000	325,991
Series C, COP, 5.00%, 7/1/2023	260,000	269,072
Series 2015A, COP, 5.00%, 7/1/2024	25,000	26,533
Series 2015B, COP, 5.00%, 7/1/2024	215,000	228,180
Series A, COP, 5.00%, 7/1/2024	105,000	111,437
Series C, COP, 5.00%, 7/1/2024	70,000	74,291
Series 2015A, COP, 5.00%, 7/1/2026	135,000	145,672
Seacoast Utility Authority, Water and Sewer Utility System Series B, Rev., 5.00%, 3/1/2023	20,000	20,522
Seminole County School Board
Series 2012A, COP, 5.00%, 7/1/2022	275,000	275,857
Series 2012B, COP, 5.00%, 7/1/2022 (b)	195,000	195,606
South Broward Hospital District, Memorial Healthcare System
Rev., 5.00%, 5/1/2023	415,000	427,906
Rev., 5.00%, 5/1/2024	190,000	200,534
Rev., 4.00%, 5/1/2026	25,000	26,502
South Florida Water Management District
COP, 5.00%, 10/1/2022	465,000	470,718
COP, 5.00%, 10/1/2023	475,000	495,474
St. Johns County Industrial Development Authority, Vicar's Landing Project
Series 2021A, Rev., 4.00%, 12/15/2022	110,000	110,126
Series 2021A, Rev., 4.00%, 12/15/2023	120,000	120,122
Series 2021A, Rev., 4.00%, 12/15/2024	145,000	144,721
St. Johns County School Board
COP, 5.00%, 7/1/2023	100,000	103,555
Series 2020A, COP, 5.00%, 7/1/2023	20,000	20,711
St. Johns County School Board, Sales Tax
Rev., 5.00%, 10/1/2022	20,000	20,237
Rev., 5.00%, 10/1/2024	35,000	37,291
St. Johns River Power Park Series SEVEN, Rev., 2.50%, 10/1/2022	75,000	75,074
St. Lucie County School Board
COP, 5.00%, 7/1/2022	40,000	40,123
Series 2013A, COP, 5.00%, 7/1/2023	45,000	46,585
St. Lucie County School Board, Sales Tax
Rev., AGM, 5.00%, 10/1/2022	225,000	227,668
Rev., AGM, 5.00%, 10/1/2025	150,000	162,761
St. Lucie County, Water and Sewer District Utility System Rev., 5.00%, 10/1/2022	135,000	136,637
State of Florida Board of Education, Public Education Capital Outlay
Series 2013B, GO, 4.00%, 6/1/2022	50,000	50,000
Series 2012C, GO, 5.00%, 6/1/2022	112,000	112,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Series 2012D, GO, 5.00%, 6/1/2022	20,000	20,000
Series 2013A, GO, 5.00%, 6/1/2022	160,000	160,000
Series 2013B, GO, 5.00%, 6/1/2022	620,000	620,000
Series 2014A, GO, 5.00%, 6/1/2022	40,000	40,000
Series 2015A, GO, 5.00%, 6/1/2022	65,000	65,000
Series 2015B, GO, 5.00%, 6/1/2022	595,000	595,000
Series 2016B, GO, 5.00%, 6/1/2022	95,000	95,000
Series 2016C, GO, 5.00%, 6/1/2022	145,000	145,000
Series 2016E, GO, 5.00%, 6/1/2022	95,000	95,000
Series 2017A, GO, 5.00%, 6/1/2022	140,000	140,000
Series 2017B, GO, 5.00%, 6/1/2022	20,000	20,000
Series 2017C, GO, 5.00%, 6/1/2022	20,000	20,000
Series 2020C, GO, 5.00%, 6/1/2022	75,000	75,000
Series 2021B, GO, 5.00%, 6/1/2022	50,000	50,000
Series 2014A, GO, 5.00%, 6/1/2023	45,000	46,536
Series 2019A, GO, 5.00%, 6/1/2023	45,000	46,536
Series 2013C, GO, 5.00%, 6/1/2026	20,000	20,596
Series 2015A, GO, 5.00%, 6/1/2026	35,000	37,012
State of Florida Department of Education
Series 2018A, Rev., 5.00%, 7/1/2022	360,000	361,095
Series 2018A, Rev., 5.00%, 7/1/2024	140,000	148,288
State of Florida Department of Transportation
Rev., 5.00%, 7/1/2022	46,000	46,143
Rev., 5.00%, 7/1/2024	35,000	37,160
State of Florida Department of Transportation Turnpike System
Series 2012A, Rev., 5.00%, 7/1/2022	886,000	888,747
Series 2013A, Rev., 5.00%, 7/1/2022	20,000	20,062
Series 2013C, Rev., 5.00%, 7/1/2022	95,000	95,294
Series 2014A, Rev., 5.00%, 7/1/2022	220,000	220,680
Series 2015A, Rev., 5.00%, 7/1/2022	640,000	641,979
Series 2016A, Rev., 5.00%, 7/1/2022	275,000	275,850
Series 2016B, Rev., 5.00%, 7/1/2022	150,000	150,464
Series 2016C, Rev., 5.00%, 7/1/2022	75,000	75,232
Series 2017A, Rev., 5.00%, 7/1/2022	110,000	110,340
Series 2019A, Rev., 5.00%, 7/1/2022	135,000	135,417
Series 2013A, Rev., 5.00%, 7/1/2023	35,000	36,248
Series 2016A, Rev., 5.00%, 7/1/2023	40,000	41,426
Series 2016C, Rev., 5.00%, 7/1/2023	45,000	46,605
Series 2013A, Rev., 5.00%, 7/1/2024	85,000	87,697
Series 2013C, Rev., 5.00%, 7/1/2024	50,000	51,635
Series 2013A, Rev., 5.00%, 7/1/2025	55,000	56,793
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	20,117
State of Florida Department of Transportation, Federal Highway Reimbursement Series 2021A, Rev., 5.00%, 7/1/2022	365,000	366,117
State of Florida, Board of Education, Public Education Capital Outlay Series 2019A, GO, 5.00%, 6/1/2022	30,000	30,000
State of Florida, Capital Outlay Series 2012D, GO, 5.00%, 6/1/2022	750,000	750,000
State of Florida, Department of Transportation, Right-of- Way Acquisition and Bridge Construction
Series 2011A, GO, 3.75%, 7/1/2022	115,000	115,250

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
GO, 5.00%, 7/1/2022	200,000	200,630
State of Florida, State Board of Education, Lottery
Series 2012A, Rev., 4.00%, 7/1/2022	300,000	300,692
Series 2012A, Rev., 5.00%, 7/1/2022	25,000	25,079
Series 2014A, Rev., 5.00%, 7/1/2022	75,000	75,238
Series 2016A, Rev., 5.00%, 7/1/2022	505,000	506,603
Series 2016B, Rev., 5.00%, 7/1/2022	135,000	135,429
Series 2021A, Rev., 5.00%, 7/1/2022	618,000	619,962
Series 2021A, Rev., 5.00%, 7/1/2023	50,000	51,838
Series 2014A, Rev., 3.00%, 7/1/2025	70,000	70,560
Sumter County Industrial Development Authority Series 2014B, Rev., 5.00%, 7/1/2022	95,000	95,279
Sunshine State Governmental Financing Commission
Series 2010A-1, Rev., 5.00%, 9/1/2022 (b)	25,000	25,235
Series 2010B-1, Rev., 5.00%, 9/1/2022 (b)	60,000	60,564
Series 2011B-1, Rev., 5.00%, 9/1/2022 (b)	150,000	151,410
Series 2010A-1, Rev., 5.00%, 9/1/2023 (b)	25,000	26,032
Sunshine State Governmental Financing Commission, Coral Gables Program Series 2018B, Rev., 5.00%, 10/1/2022	35,000	35,436
Sunshine State Governmental Financing Commission, Miami Dade County Program
Series 2011C-1, Rev., 5.00%, 9/1/2022 (b)	95,000	95,893
Series 2011B-1, Rev., 3.75%, 9/1/2023 (b)	50,000	51,271
Series 2010A-1, Rev., 4.00%, 9/1/2023 (b)	50,000	51,450
Series 2011B-1, Rev., 4.00%, 9/1/2023 (b)	30,000	30,870
Series 2010A-1, Rev., 4.13%, 9/1/2023 (b)	25,000	25,763
Series 2011B-1, Rev., 5.00%, 9/1/2023 (b)	60,000	62,477
Series 2011B-1, Rev., 5.50%, 9/1/2023 (b)	30,000	31,423
Series 2011C-1, Rev., 5.50%, 9/1/2023 (b)	45,000	47,134
Tampa Bay Water, Regional Water Supply Authority, Utility System Rev., NATL-RE, 5.50%, 10/1/2022	50,000	50,697
Tampa Bay Water, Water Supply Rev., NATL-RE, 5.50%, 10/1/2023	40,000	41,991
Tampa-Hillsborough County, Expressway Authority
Series 2012A, Rev., 4.00%, 7/1/2022 (b)	215,000	215,496
Series A, Rev., 5.00%, 7/1/2022 (b)	365,000	366,135
Series A, Rev., AGM-CR, 5.00%, 7/1/2022 (b)	50,000	50,155
Series B, Rev., 5.00%, 7/1/2022 (b)	365,000	366,135
Tohopekaliga Water Authority, Utility System
Rev., 4.00%, 10/1/2022	50,000	50,459
Rev., 5.00%, 10/1/2023	255,000	266,163
Town of Palm Beach, Public Improvement
Rev., 5.00%, 1/1/2023	130,000	132,726
Series 2016A, Rev., 5.00%, 1/1/2023	25,000	25,524
Town of Palm Beach, Underground Utility Project GO, 5.00%, 7/1/2022	85,000	85,266
University of Central Florida Housing Facility Series 2018A, Rev., 5.00%, 10/1/2022	20,000	20,246
University of Central Florida Parking Facility Series 2019A, Rev., 5.00%, 7/1/2022	25,000	25,078
University of Florida, Department of Housing and Residence Education Housing System Series 2013A, Rev., 5.00%, 7/1/2022	25,000	25,078
USF Financing Corp., Capital Improvement, Marshall Center Project Rev., 5.00%, 7/1/2024	495,000	523,680
USF Financing Corp., Master Lease Program Series 2012A, COP, 5.00%, 7/1/2023	50,000	51,750
Volusia County Educational Facility Authority Rev., 5.00%, 6/1/2022	30,000	30,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project Series 2020A, Rev., 4.00%, 10/15/2022	75,000	75,679
Volusia County School Board
COP, 5.00%, 8/1/2022	425,000	427,657
COP, 5.00%, 8/1/2023	535,000	555,230
Volusia County School Board, Master Lease Program
Series 2014B, COP, 5.00%, 8/1/2022	390,000	392,438
Series 2015A, COP, 5.00%, 8/1/2022	50,000	50,313
Series 2016A, COP, 5.00%, 8/1/2022	35,000	35,219
Series 2014B, COP, 5.00%, 8/1/2025	100,000	106,174
Volusia County School Board, Sales Tax Rev., 5.00%, 10/1/2022	55,000	55,671
Walton County District School Board COP, 5.00%, 7/1/2022	100,000	100,312
Waterset North Community Development District, Senior Lien Series A-1, 3.00%, 5/1/2023	25,000	25,255
Total Florida		199,196,210
Georgia — 1.0%
Albany-Dougherty Inner City Authority, State University Projects Rev., 5.00%, 7/1/2022	375,000	376,129
Athens-Clarke County Unified Government Development Authority, UGAREF Central Precincts LLC Project
Rev., 5.00%, 6/15/2022	55,000	55,077
Rev., 5.00%, 6/15/2023	125,000	129,281
Athens-Clarke County Unified Government Development Authority, UGAREF Pac Parking Dec LLC Project Rev., 4.00%, 6/15/2022	175,000	175,183
Athens-Clarke County Unified Government, Sales Tax GO, 5.00%, 12/1/2022	415,000	422,579
Atlanta and Fulton County Recreation Authority, Park Improvement
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	20,360
Series A, Rev., 5.00%, 12/1/2023	25,000	26,194
Atlanta Development Authority (The), Panther Place LLC Project Series 2017A, Rev., 5.00%, 7/1/2023	275,000	284,927
Atlanta Development Authority (The), Piedmont/Ellis LLC University of Commons Project Rev., 5.00%, 9/1/2022 (b)	100,000	100,915
Atlanta Public Safety & Judicial Facilities Authority, Public Safety Facilities Project Rev., 2.00%, 12/1/2022	25,000	25,087
Atlanta Urban Residential Finance Authority, Multi-Family Rev., 0.44%, 3/1/2023 (c)	1,740,000	1,714,483
Bartow County School District
GO, 3.00%, 10/1/2022	25,000	25,143
GO, 5.00%, 10/1/2022	110,000	111,353
Bibb County Development Authority, Macon State College Foundation Real Estate II LLC Project Rev., AGM, 5.00%, 7/1/2022	100,000	100,308
Braselton Urban Redevelopment Agency, Municipal Facilities Project Rev., 4.00%, 7/1/2024	30,000	31,156
Brookhaven Development Authority, Children's Health care Series 2019A, Rev., 5.00%, 7/1/2022	335,000	336,016
Bryan County School District GO, 3.00%, 8/1/2022	95,000	95,284
Bulloch County Board of Education, Sales Tax GO, 3.25%, 5/1/2023	20,000	20,308
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., 5.00%, 7/1/2023	20,000	20,731
Carrollton Independent School System GO, 5.00%, 4/1/2023	20,000	20,577
Catoosa County School District, Sales Tax GO, 5.00%, 8/1/2022	50,000	50,315
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2022	140,000	140,878
Series B, GO, 5.00%, 8/1/2022	65,000	65,410
Series B, GO, 5.00%, 8/1/2023	20,000	20,775
Cherokee County Water and Sewer Authority Rev., 5.00%, 8/1/2022	125,000	125,786
City of Atlanta Series 2019B, GO, 4.00%, 12/1/2022	55,000	55,727

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
City of Atlanta Airport Passenger Facility Charge, Sub Lien
Series 2019F, Rev., 5.00%, 7/1/2022	135,000	135,422
Series 2019F, Rev., 5.00%, 7/1/2023	65,000	67,311
Series 2014A, Rev., AMT, 5.00%, 1/1/2024	25,000	26,228
Series 2014A, Rev., AMT, 5.00%, 1/1/2025	20,000	20,886
Series 2014A, Rev., AMT, 5.00%, 1/1/2026	30,000	31,319
City of Atlanta, Department of Aviation
Series 2019A, Rev., 5.00%, 7/1/2022	100,000	100,313
Series 2014B, Rev., AMT, 5.00%, 1/1/2023	25,000	25,511
City of Atlanta, Public Improvement
GO, 5.00%, 12/1/2022	25,000	25,454
GO, 4.75%, 12/1/2024 (b)	30,000	32,057
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2022	275,000	279,178
Series 2018B, Rev., 5.00%, 11/1/2022	125,000	126,899
Series 2013B, Rev., 4.63%, 11/1/2023 (b)	75,000	78,056
Rev., 5.00%, 11/1/2023	50,000	52,276
Series 2013B, Rev., 5.25%, 11/1/2023 (b)	115,000	120,685
Rev., 5.00%, 11/1/2026	25,000	26,991
City of Cartersville, Water & Sewer Rev., 5.00%, 6/1/2022	175,000	175,000
City of Columbus, Water and Sewerage
Series 2012A, Rev., 3.00%, 5/1/2023	50,000	50,027
Rev., 5.00%, 5/1/2023	40,000	41,240
Series 2013A, Rev., 5.00%, 5/1/2023 (b)	20,000	20,628
City of Griffin, Sales Tax Series 2016A, GO, 4.00%, 7/1/2022	50,000	50,110
Clarke County Board of Education, Sales Tax GO, 5.00%, 9/1/2022	200,000	201,915
Clarke County Hospital Authority, Piedmont Healthcare, Inc. Project Series 2016A, Rev., 5.00%, 7/1/2022	200,000	200,579
Clayton County Development Authority, Clayton State University
Rev., 5.00%, 7/1/2022	100,000	100,297
Rev., 5.00%, 7/1/2023	100,000	103,566
Rev., 5.00%, 7/1/2024	100,000	105,815
Rev., 5.00%, 7/1/2026	50,000	55,039
Cobb County Kennestone Hospital Authority
Rev., 5.00%, 4/1/2023	240,000	246,564
Rev., 5.00%, 4/1/2024	80,000	82,157
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020B, Rev., 5.00%, 4/1/2023	175,000	179,787
Series 2020B, Rev., 5.00%, 4/1/2024	120,000	126,407
Cobb-Marietta Coliseum and Exhibit Hall Authority, Performing Arts Center Project Rev., 4.00%, 1/1/2024	85,000	86,128
Coffee County Hospital Authority Series 2016A, Rev., 5.00%, 12/1/2022	25,000	25,444
Columbia County School District GO, 5.00%, 10/1/2022	40,000	40,497
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	235,000	254,715
County of Carroll, Sales Tax GO, 4.00%, 6/1/2022	60,000	60,000
County of Clayton, Water Authority Rev., 5.00%, 5/1/2023	160,000	160,441
County of Cobb GO, 5.00%, 1/1/2023	45,000	45,944
County of Cobb, Water and Sewerage Rev., 5.00%, 7/1/2022	50,000	50,158

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax
GO, 5.00%, 12/1/2022	75,000	76,374
GO, 5.00%, 12/1/2025	40,000	43,879
County of DeKalb, Water and Sewerage Series B, Rev., 5.25%, 10/1/2022	30,000	30,399
County of DeKalb, Water and Sewerage, Second Resolution Rev., 5.00%, 10/1/2022	170,000	172,119
County of Fayette
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	75,000	75,930
Series 2012B, Rev., 5.00%, 10/1/2022 (b)	25,000	25,310
County of Forsyth Series B, GO, 5.00%, 3/1/2023	95,000	97,508
County of Henry, Sales Tax GO, 5.00%, 5/1/2023	20,000	20,626
County of Newton, Sales Tax GO, 5.00%, 8/1/2022	60,000	60,381
DeKalb Newton and Gwinnett Counties Joint Development Authority, GPC Real Estate Student Support I, LLC Project
Rev., 5.00%, 6/1/2022	25,000	25,000
Rev., 5.00%, 6/1/2023	35,000	36,177
Development Authority for Fulton County, Georgia Tech Facilities
Rev., 5.00%, 3/1/2023	25,000	25,651
Series 2014A, Rev., 5.00%, 5/1/2023	25,000	25,777
Development Authority for Fulton County, Piedmont Healthcare, Inc., Project Series 2016A, Rev., 5.00%, 7/1/2022	235,000	235,680
Development Authority for Fulton County, Spelman College Rev., 5.00%, 6/1/2022	100,000	100,000
Development Authority for Fulton County, Tech Athletic Association Project Series A, Rev., 5.00%, 10/1/2022 (b)	40,000	40,489
Development Authority of Bulloch County, Georgia Southern University Housing Foundation LLC Rev., 5.00%, 7/1/2022	55,000	55,166
Development Authority of Bulloch County, Georgia Southern University Housing Foundation Three LLC, Project Rev., 5.00%, 8/1/2022	40,000	40,244
Development Authority of Greene County, Catholic Health East Rev., 4.25%, 11/15/2022 (b)	50,000	50,658
Development Authority of Gwinnett County, Public Schools Project COP, NATL-RE, 5.25%, 1/1/2023	20,000	20,449
Development Authority of Rockdale County, Piedmont Healthcare, Inc. Project Series 2019A, Rev., 5.00%, 7/1/2022	45,000	45,130
Downtown Marietta Development Authority Rev., 5.00%, 7/1/2022	20,000	20,063
Downtown Savannah Authority
Rev., 4.00%, 8/1/2022	90,000	90,425
Series 2018A, Rev., 5.00%, 8/1/2022	25,000	25,159
Fayette County School District GO, 5.25%, 9/1/2022	75,000	75,753
Floyd County Hospital Authority Rev., 5.00%, 7/1/2022 (b)	75,000	75,236
Forsyth County School District GO, 5.00%, 2/1/2023	110,000	112,628
Fulton County Urban Redevelopment Agency Rev., 3.00%, 8/1/2022	105,000	105,325
Gainesville & Hall County Development Authority
Rev., 3.00%, 8/1/2022	50,000	50,146
Rev., 5.00%, 5/1/2024	20,000	21,163
Gainesville & Hall County Hospital Authority
Series 2020A, Rev., 5.00%, 2/15/2023	100,000	102,455
Rev., 5.00%, 2/15/2025	330,000	353,225
Georgia Higher Education Facilities Authority Rev., 5.00%, 6/15/2022	200,000	200,270
Georgia State Road & Tollway Authority
Series 2017-A, Rev., 5.00%, 6/1/2022	55,000	55,000
Series 2011B, Rev., 5.00%, 10/1/2022	55,000	55,691
Rev., 5.00%, 10/1/2023	30,000	31,330
Gilmer County Schools GO, 4.00%, 12/1/2022	175,000	177,314

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
Gwinnett County School District
GO, 5.00%, 8/1/2022	260,000	261,630
GO, 5.00%, 2/1/2023	25,000	25,585
GO, 5.00%, 2/1/2023 (b)	25,000	25,590
Gwinnett County Water & Sewerage Authority
Rev., 4.00%, 8/1/2022	25,000	25,118
Rev., 5.00%, 8/1/2022	45,000	45,287
Habersham County School District GO, 5.00%, 4/1/2023 (b)	60,000	61,707
Hall County School District GO, 5.00%, 11/1/2022	80,000	81,232
Henry County School District
GO, 4.50%, 8/1/2022	120,000	120,660
GO, 5.00%, 8/1/2022	95,000	95,600
Houston County School District GO, 5.00%, 9/1/2022	95,000	95,898
Jackson County Industrial Development Authority Rev., 5.00%, 7/1/2023	55,000	56,991
LaGrange-Troup County Hospital Authority Rev., 5.00%, 4/1/2023	325,000	333,889
Lowndes County Public Facilies Authority Rev., 3.00%, 2/1/2023	20,000	20,210
Lumpkin County School District GO, 3.00%, 12/1/2022	25,000	25,206
Macon Water Authority Series 2018A, Rev., 5.00%, 10/1/2022	25,000	25,312
Main Street Natural Gas, Inc.
Series 2019B, Rev., 4.00%, 6/1/2022	450,000	450,000
Series 2019B, Rev., 4.00%, 12/1/2022	345,000	348,649
Series 2019B, Rev., 4.00%, 6/1/2023	240,000	244,458
Series 2018B, Rev., (ICE LIBOR USD 1 Month + 0.75%), 1.46%, 9/1/2023 (e)	370,000	367,743
Series 2018A, Rev., LIQ : Royal Bank of Canada, 4.00%, 9/1/2023 (c)	1,350,000	1,375,245
Rev., LIQ : Royal Bank of Canada, (SIFMA Municipal Swap Index Yield + 0.57%), 1.25%, 12/1/2023 (e)	11,590,000	11,585,955
Series 2018C, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2023 (c)	680,000	694,511
Subseries C, Rev., LIQ : Royal Bank of Canada, 4.00%, 12/1/2023	100,000	102,249
Series 2019B, Rev., 4.00%, 12/2/2024 (c)	485,000	500,266
Metropolitan Atlanta Rapid Transit Authority
Series 2012A, Rev., 3.00%, 7/1/2022 (b)	50,000	50,074
Series 2018A, Rev., 3.00%, 7/1/2022	180,000	180,281
Series 2012A, Rev., 4.00%, 7/1/2022 (b)	45,000	45,104
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	505,000	506,590
Series 2014A, Rev., 5.00%, 7/1/2022	125,000	125,396
Series 2017C, Rev., 5.00%, 7/1/2022	60,000	60,190
Series 2007A, Rev., NATL-RE, 5.25%, 7/1/2023	40,000	41,559
Municipal Gas Authority of Georgia Series A, Rev., 5.00%, 10/1/2022	125,000	126,449
Oglethorpe County School District, School Improvement GO, 4.00%, 8/1/2022	50,000	50,228
Paulding County School District GO, 5.00%, 2/1/2025 (b)	50,000	53,908
Pike County School District GO, 3.00%, 10/1/2022	100,000	100,586
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2022	20,000	20,184
Series B, Rev., 5.00%, 10/1/2022	35,000	35,425
Series 2020B, Rev., 5.00%, 9/1/2025	980,000	1,064,073
Putnam County School District GO, 3.00%, 10/1/2022	25,000	25,147
Rabun County School District GO, 3.00%, 10/1/2022	30,000	30,176
Richmond County Board of Education, Sales Tax GO, 5.00%, 10/1/2022	75,000	75,942
Richmond County Hospital Authority, University Health Services, Inc., Project Rev., 5.00%, 1/1/2023	220,000	224,496

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — continued
South Regional Joint Development Authority, Valdosta State University Parking and Student Service Center Project Rev., 5.00%, 8/1/2025	1,095,000	1,186,780
South Regional Joint Development Authority, Valdosta State University Student Union Project Rev., 5.00%, 8/1/2025	215,000	233,021
State of Georgia
Series 2018A, GO, 5.00%, 7/1/2022	65,000	65,206
Series 2021A, GO, 5.00%, 7/1/2022	65,000	65,206
Series 2020A, GO, 5.00%, 8/1/2022	70,000	70,446
Series 2012C, GO, 4.00%, 9/1/2022	215,000	216,509
Series 2011-I, GO, 4.00%, 11/1/2022	25,000	25,072
Series 2011J-2, GO, 4.50%, 11/1/2022	305,000	305,999
Series 2016C, GO, 5.00%, 1/1/2023	25,000	25,527
Series 2016A, GO, 5.00%, 2/1/2023	25,000	25,595
Series 2018A, GO, 5.00%, 7/1/2023	15,000	15,551
Series C, GO, 5.00%, 9/1/2023	20,000	20,208
Series 2013C, GO, 4.00%, 10/1/2023	145,000	146,523
Series 2012A, GO, 5.00%, 7/1/2024	50,000	50,124
Series 2011I, GO, 4.00%, 11/1/2024	150,000	150,246
Series 2013A, GO, 5.00%, 1/1/2025	50,000	50,989
Series 2012A, GO, 5.00%, 7/1/2025	75,000	75,179
Telfair County School District, Sales Tax GO, 5.00%, 8/1/2022	30,000	30,180
Tift County Hospital Authority
Rev., 5.00%, 12/1/2022	60,000	61,087
Rev., 5.00%, 12/1/2022 (b)	135,000	137,452
Valdosta and Lowndes County Hospital Authority Series 2019A, Rev., 5.00%, 10/1/2022	150,000	151,850
Walton County School District GO, 5.00%, 8/1/2022	40,000	40,253
Warner Robins Public Facilities Authority, City of Warner Robins Projects Rev., 5.00%, 7/1/2022	25,000	25,079
White County School District GO, 5.00%, 4/1/2023	70,000	72,015
Whitfield County School District GO, 5.00%, 4/1/2023	25,000	25,720
Total Georgia		34,071,772
Guam — 0.0% ^
Guam Power Authority Series 2012A, Rev., AGM, 5.00%, 10/1/2022	515,000	520,952
Hawaii — 0.5%
City & County of Honolulu Series 2018A, GO, 4.00%, 9/1/2022	115,000	115,821
City and County Honolulu
Series 2020C, GO, 4.00%, 7/1/2022	20,000	20,048
Series 2019D, GO, 5.00%, 8/1/2022	290,000	291,871
Series 2017B, GO, 5.00%, 9/1/2022	85,000	85,816
Series 2018B, GO, 5.00%, 9/1/2022	60,000	60,576
Series A, GO, 5.00%, 9/1/2022	100,000	100,960
Series 2016B, GO, 5.00%, 10/1/2022	50,000	50,633
Series A, GO, 5.00%, 10/1/2022	165,000	167,090
Series B, GO, 5.00%, 10/1/2022	60,000	60,760
Series 2012A, GO, 4.00%, 11/1/2022 (b)	20,000	20,224
Series 2012A, GO, 5.00%, 11/1/2022 (b)	125,000	126,915
Series C, GO, 5.00%, 10/1/2023	40,000	41,730
Series 2012B, GO, 5.00%, 11/1/2023	85,000	86,159
Series 2022A, GO, 5.00%, 11/1/2023 (f)	2,375,000	2,471,563

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Hawaii — continued
Series C, GO, 5.00%, 10/1/2024	25,000	26,725
Series 2012B, GO, 5.00%, 11/1/2024	210,000	213,128
Series 2022A, GO, 5.00%, 11/1/2024 (f)	2,875,000	3,052,328
Series 2012C, GO, 3.00%, 11/1/2025	175,000	175,712
Series 2012B, GO, 5.00%, 11/1/2025	55,000	55,808
Series 2022A, GO, 5.00%, 11/1/2025 (f)	3,000,000	3,251,120
Series 2022A, GO, 5.00%, 11/1/2026 (f)	3,500,000	3,870,129
City and County Honolulu, First Bond Resolution, Wastewater System
Series 2012B, Rev., 3.00%, 7/1/2022 (b)	20,000	20,030
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	75,000	75,236
Series A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,079
City and County Honolulu, Wastewater System
Rev., 4.00%, 7/1/2022 (b)	60,000	60,138
Rev., 4.00%, 7/1/2022	190,000	190,449
Series 2012B, Rev., 4.00%, 7/1/2022 (b)	45,000	45,104
Rev., 5.00%, 7/1/2022	25,000	25,079
Series A, Rev., 5.00%, 7/1/2022	70,000	70,220
Series A, Rev., 5.00%, 7/1/2022 (b)	35,000	35,110
Series B, Rev., 5.00%, 7/1/2022	340,000	341,077
Series B, Rev., 5.00%, 7/1/2023	105,000	108,802
Series B, Rev., 5.00%, 7/1/2024	25,000	26,559
City and County of Honolulu
Series D, GO, 5.00%, 7/1/2022	45,000	45,145
Series 2012B, GO, 5.00%, 11/1/2022	20,000	20,313
Series C, GO, 4.00%, 10/1/2023	20,000	20,603
City and County of Honolulu, Tax-Exempt
Series 2016C, GO, 5.00%, 10/1/2022	45,000	45,570
Series 2012A, GO, 5.00%, 11/1/2022 (b)	20,000	20,306
County of Hawaii
Series 2013B, GO, 5.00%, 9/1/2022	95,000	95,900
Series A, GO, 5.00%, 9/1/2022	165,000	166,563
Series B, GO, 5.00%, 9/1/2022	25,000	25,237
Series C, GO, 5.00%, 9/1/2022	85,000	85,805
Series D, GO, 5.00%, 9/1/2022	20,000	20,190
Series 2013B, GO, 3.00%, 9/1/2023	45,000	45,152
Honolulu City & County Board of Water Supply
Series 2012A, Rev., 5.00%, 7/1/2022	105,000	105,330
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	280,000	280,881
State of Hawaii
Series EH, GO, 4.00%, 8/1/2022	50,000	50,234
Series EO, GO, 4.00%, 8/1/2022 (b)	20,000	20,094
Series EO, GO, 5.00%, 8/1/2022	25,000	25,158
Series EP, GO, 5.00%, 8/1/2022	60,000	60,379
Series ET, GO, 4.00%, 10/1/2022	40,000	40,364
Series FE, GO, 5.00%, 10/1/2022	75,000	75,930
Series FG, GO, 5.00%, 10/1/2022	30,000	30,372
Series FH, GO, 5.00%, 10/1/2022	115,000	116,426
Series FN, GO, 5.00%, 10/1/2022	45,000	45,558

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Hawaii — continued
Series 2012EE, GO, 4.00%, 11/1/2022 (b)	50,000	50,560
Series EE, GO, 5.00%, 11/1/2022 (b)	75,000	76,149
Series EE-2017, GO, 5.00%, 11/1/2022 (b)	120,000	121,838
Series EF, GO, 5.00%, 11/1/2022	105,000	106,608
Series EF, GO, 5.00%, 11/1/2022 (b)	125,000	126,915
Series FB, GO, 5.00%, 4/1/2023	35,000	36,010
Series FK, GO, 4.00%, 5/1/2023	20,000	20,447
Series FK, GO, 5.00%, 5/1/2023	30,000	30,941
Series EL, GO, 3.00%, 8/1/2023	50,000	50,796
Series EH, GO, 4.00%, 8/1/2023 (b)	70,000	71,918
Series FG, GO, 4.00%, 10/1/2023	20,000	20,611
Series EZ, GO, 5.00%, 10/1/2023	25,000	26,091
Series FG, GO, 5.00%, 10/1/2024	25,000	26,725
Series FH, GO, 5.00%, 10/1/2024	35,000	37,415
State of Hawaii Department of Budget and Finance, Queens Health System Series 2015A, Rev., 5.00%, 7/1/2022	395,000	396,231
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2023	25,000	25,523
State of Hawaii, Department of Hawaiian Home Lands, Kapolei Office Facility Series 2017A, COP, 4.00%, 11/1/2022	25,000	25,277
University of Hawaii Series 2020D, Rev., 5.00%, 10/1/2022	20,000	20,249
Total Hawaii		18,079,813
Idaho — 0.3%
Ada and Boise Counties Independent School District Boise City
GO, 4.00%, 8/1/2022	175,000	175,826
Series 2012B, GO, 5.00%, 8/1/2022	20,000	20,127
Ada and Canyon Counties Joint School District No. 2 Meridian GO, 5.00%, 8/15/2022 (b)	25,000	25,195
Ada and Canyon Counties Joint School District No. 2 Meridian, Sales Tax Guaranty Program Series 2018A, GO, 5.00%, 9/15/2022	20,000	20,214
Boise State University Series 2015A, Rev., 5.00%, 4/1/2023	35,000	35,916
Boise-Kuna Irrigation District, Hydroelectric Project Rev., 4.00%, 6/1/2022	25,000	25,000
Canyon County School District No. 131 Nampa GO, 5.00%, 8/15/2022	25,000	25,195
Canyon County School District No. 134 Middleton
GO, 5.00%, 9/15/2022	20,000	20,217
GO, 5.00%, 9/15/2023	10,000	10,424
County of Blaine GO, 4.00%, 8/1/2022	20,000	20,091
Idaho Bond Bank Authority
Series 2012D, Rev., 3.00%, 9/15/2022 (b)	10,000	10,048
Series 2012D, Rev., 3.00%, 9/15/2022	125,000	125,643
Series 2014C, Rev., 5.00%, 9/15/2022	50,000	50,542
Series A, Rev., 5.00%, 9/15/2022	45,000	45,488
Idaho Health Facilities Authority Series 2015D, Rev., 5.00%, 12/1/2022	210,000	213,540
Idaho Housing & Finance Association
Series 2009A, Rev., VRDO, 0.91%, 6/9/2022 (c)	5,035,000	5,035,000
Series 2019A, Rev., GNMA COLL, 1.60%, 7/1/2022	30,000	30,001
Series 2015A, Rev., 5.00%, 7/15/2022	2,085,000	2,094,162
Series 2017A, Rev., 5.00%, 7/15/2022	85,000	85,382
Series 2012A, Rev., 6.00%, 12/1/2022 (b)	100,000	102,229
Series 2015A, Rev., 5.00%, 7/15/2023	245,000	253,871
Series 2017A, Rev., 5.00%, 7/15/2023	220,000	227,966
Series 2015A, Rev., 5.00%, 7/15/2024	80,000	84,831

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Idaho — continued
Series A, Rev., 5.00%, 7/15/2025	30,000	32,502
Series A, Rev., 5.00%, 7/15/2026	20,000	22,123
Idaho State Building Authority
Rev., 4.00%, 9/1/2022	400,000	402,756
Series 2012B, Rev., 4.00%, 9/1/2022 (b)	70,000	70,486
Rev., 5.00%, 9/1/2022 (b)	60,000	60,564
Series 2018C, Rev., 5.00%, 9/1/2022	20,000	20,189
State of Idaho GO, TAN, 3.00%, 6/30/2022	485,000	485,778
Twin Falls County School District No. 411 Twin Falls Series C, GO, 5.00%, 9/15/2022	20,000	20,217
Total Idaho		9,851,523
Illinois — 5.9%
Bolingbrook Park District Series 2013D, GO, 4.00%, 6/30/2022 (b)	20,000	20,045
Boone Mchenry and Dekalb Counties Community Unit School District 100 Series 2005B, GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2022	25,000	24,788
Bureau County Township High School District No. 502 Series 2017A, GO, 3.00%, 12/1/2022	50,000	50,345
Central Lake County Joint Action Water Agency
Rev., 4.00%, 5/1/2024	615,000	636,908
Rev., 4.00%, 5/1/2025	725,000	760,342
Rev., 4.00%, 5/1/2026	750,000	796,510
Champaign Coles Et Al Counties Community College District No. 505 Series 2018B, GO, 4.00%, 12/1/2022	100,000	101,277
Champaign County Community Unit School District No. 7 Tolono Series 2014B, GO, 3.45%, 12/1/2022	25,000	25,253
Chicago Board of Education
Series 1998B-1, GO, NATL-RE, Zero Coupon, 12/1/2022	2,910,000	2,874,372
Series 2017C, GO, 5.00%, 12/1/2022	4,000,000	4,043,934
Series 2017F, GO, 5.00%, 12/1/2022	4,935,000	4,989,204
Series 2019B, GO, 5.00%, 12/1/2022	1,575,000	1,592,299
Series 1999A, GO, NATL-RE, Zero Coupon, 12/1/2023	3,420,000	3,272,174
Chicago Midway International Airport, Second Lien
Series 2013B, Rev., 5.00%, 1/1/2023	100,000	101,897
Series 2013B, Rev., 5.00%, 1/1/2025	720,000	730,992
Series 2013B, Rev., 5.00%, 1/1/2026	360,000	365,036
Chicago O'Hare International Airport, General Airport, Senior Lien
Series B, Rev., 5.00%, 1/1/2023	1,040,000	1,059,729
Series C, Rev., 5.00%, 1/1/2023	1,015,000	1,034,255
Series B, Rev., 5.00%, 1/1/2024	160,000	167,223
Series C, Rev., 5.00%, 1/1/2024	75,000	78,386
Series 2013B, Rev., 5.00%, 1/1/2025	930,000	944,469
Series B, Rev., 5.00%, 1/1/2025	185,000	197,520
Series C, Rev., 5.00%, 1/1/2025	85,000	90,753
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	43,528
Series B, Rev., 5.00%, 1/1/2026	440,000	446,718
Series B, Rev., 5.00%, 1/1/2026	430,000	457,654
Series C, Rev., 5.00%, 1/1/2026	50,000	54,410
Series 2013B, Rev., 5.00%, 1/1/2027	265,000	269,044
Chicago O'Hare International Airport, Senior Lien
Rev., 4.13%, 1/1/2023	25,000	25,341
Series 2013B, Rev., 5.00%, 1/1/2023	220,000	224,174
Series D, Rev., 5.00%, 1/1/2023	155,000	157,940

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2013B, Rev., 5.00%, 1/1/2024	25,000	25,468
Series E, Rev., 5.00%, 1/1/2025	200,000	213,536
Series E, Rev., 5.00%, 1/1/2026	30,000	32,646
Chicago Park District Series 2015A, GO, 5.00%, 1/1/2024 (b)	35,000	36,765
Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2022	1,410,000	1,410,000
City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	50,000	50,430
City of Batavia GO, 3.00%, 1/1/2023	95,000	95,792
City of Canton GO, 4.00%, 12/15/2022	25,000	25,287
City of Chicago Series 2015C, GO, 5.00%, 1/1/2023 (b)	320,000	326,315
City of Chicago, Wastewater Transmission, Second Lien
Rev., 5.00%, 11/1/2022	95,000	96,169
Rev., 5.00%, 1/1/2023	25,000	25,417
Series B, Rev., 5.00%, 1/1/2023	190,000	193,171
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2022	100,000	101,230
Series 2017-2, Rev., 5.00%, 11/1/2022	50,000	50,615
Series 2008C, Rev., 5.00%, 1/1/2023	625,000	635,430
Rev., 5.00%, 11/1/2024	1,200,000	1,211,963
City of Decatur
GO, 4.00%, 3/1/2023	120,000	121,623
GO, 4.00%, 3/1/2024	120,000	123,126
GO, 4.00%, 3/1/2025	195,000	201,545
GO, 4.00%, 3/1/2026	170,000	177,062
GO, 4.00%, 3/1/2027	200,000	209,542
City of Elgin GO, 3.00%, 12/15/2022	25,000	25,195
City of Evanston
Series 2017B, GO, 2.00%, 12/1/2022	100,000	100,305
Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,323
GO, 5.00%, 12/1/2022	130,000	132,322
City of Naperville GO, 4.00%, 12/1/2022	25,000	25,317
City of Rochelle
GO, AGM, 3.00%, 5/1/2023	100,000	101,020
GO, AGM, 3.00%, 5/1/2024	265,000	268,248
City of Rockford, Sales Tax Alternative Revenue Source Series 2016A, GO, 5.00%, 12/15/2022	25,000	25,462
City of Springfield, Electric System, Senior Lien Rev., 5.00%, 3/1/2023	580,000	593,996
City of Waukegan, First Lien, Water and Sewer System Rev., AGM, 4.00%, 12/30/2022	105,000	106,389
Cook and Du Page Counties High School District No. 210 Lemont Series 2015A, GO, 3.00%, 1/1/2023	25,000	25,230
Cook and Will Counties Community College District No. 515, Limited Community College GO, 5.00%, 12/1/2022	110,000	111,898
Cook and Will Counties School District No. 194 Series B, GO, 5.00%, 12/1/2022	100,000	101,726
Cook County Community College District No. 504 Triton, Alternative Revenue Source
GO, 5.00%, 6/1/2022	100,000	100,000
GO, 5.00%, 6/1/2023	195,000	201,105
Cook County Community College District No. 508, Unlimited Tax GO, 5.00%, 12/1/2022	1,500,000	1,521,411
Cook County Community College District No. 527 Morton GO, 5.00%, 12/15/2022	25,000	25,455
Cook County Community Consolidated School District No. 146 Tinley Park GO, 4.00%, 12/1/2022	20,000	20,261
Cook County Community Consolidated School District No. 15 Palatine GO, 5.00%, 12/1/2022	65,000	66,171
Cook County Community Consolidated School District No. 34 Glenview GO, 5.00%, 12/1/2022	40,000	40,729
Cook County Community Consolidated School District No. 65, Evanston, Limited Tax GO, 5.00%, 12/1/2022	85,000	86,484

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Cook County Community High School District No. 234, Ridgewood GO, 4.00%, 12/1/2022	115,000	116,503
Cook County Community School District No. 97, Oak Park GO, 4.00%, 1/1/2023	90,000	91,348
Cook County Community Unit School District No. 401 Elmwood Park
Series 2021A, GO, 4.00%, 12/1/2023	205,000	211,316
Series 2021A, GO, 4.00%, 12/1/2024	255,000	265,688
Cook County Community Unit School District No. 401, Elmwood Park GO, 3.00%, 12/1/2022	520,000	524,101
Cook County Forest Preserve District, Limited Tax
Series 2021A, GO, 5.00%, 11/15/2022	390,000	396,403
Series 2012B, GO, 5.00%, 12/15/2022	85,000	85,252
Cook County High School District No. 203 New Trier Township Series 2016B, GO, 3.50%, 12/15/2022	25,000	25,289
Cook County High School District No. 203, Thornton Township, Limited Tax Series 2016A, GO, 5.00%, 12/15/2022	25,000	25,489
Cook County High School District No. 205, Thornton Township, Limited Tax
Series 2017C, GO, 5.00%, 12/1/2022	125,000	127,157
Series 2017C, GO, 5.00%, 12/1/2023	30,000	31,320
Cook County School District No 88 Bellwood Series 2021A, GO, 4.00%, 12/1/2022	375,000	379,509
Cook County School District No. 109, Indian Springs, Limited Tax GO, 3.00%, 12/1/2022	100,000	100,789
Cook County School District No. 111, Burbank GO, AGM, 4.00%, 12/1/2022	90,000	91,109
Cook County School District No. 122 Ridgeland Series 2012D, GO, 4.00%, 12/1/2022	35,000	35,449
Cook County School District No. 123 Oak Lawn Series A, GO, 4.00%, 12/1/2022	30,000	30,370
Cook County School District No. 123 Oak Lawn, Capital Appreciation
GO, NATL-RE, Zero Coupon, 12/1/2022	100,000	98,955
GO, FGIC, Zero Coupon, 12/1/2022 (b)	20,000	19,852
Cook County School District No. 130 Blue Island, Limited Tax Series 2018C, GO, AGM, 5.00%, 12/1/2022	30,000	30,518
Cook County School District No. 144 Prairie Hills Series 2011C, GO, AGM, Zero Coupon, 12/1/2022	45,000	44,545
Cook County School District No. 159 Matteson-Richton Park GO, AGM, Zero Coupon, 12/1/2022 (b)	90,000	89,310
Cook County School District No. 159, Matteson-Richton Park, Capital Appreciation GO, AGM, Zero Coupon, 12/1/2022	150,000	148,499
Cook County School District No. 23 Prospect Heights GO, 4.00%, 12/15/2022	25,000	25,349
Cook County School District No. 73.5 Skokie, East Prairie GO, 4.00%, 12/1/2022	25,000	25,308
Cook County School District No. 74 Lincolnwood GO, 4.00%, 12/1/2022	45,000	45,597
Cook County School District No. 78 Rosemont GO, AGM, 5.00%, 12/1/2022	200,000	203,452
Cook County School District No. 81 Schiller Park GO, 4.00%, 12/1/2022	105,000	106,310
Cook County School District No. 87 Berkeley Series 2012B, GO, 3.00%, 12/1/2022	50,000	50,402
Cook County School District No. 95-Brookfield GO, 4.00%, 12/1/2022	100,000	101,307
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2022	25,000	25,400
Cook County Township High School District No. 220 Reavis GO, 3.00%, 12/1/2022	100,000	100,689
Cook County Township High School District No. 225, Glenbrook Series 2016A, GO, 5.00%, 12/1/2022	80,000	81,457
County of Cook
Series 2021B, GO, 4.00%, 11/15/2022	755,000	762,797
Series 2016A, GO, 5.00%, 11/15/2022	20,000	20,296
Series 2021A, GO, 5.00%, 11/15/2022	325,000	329,815
Series C, GO, 5.00%, 11/15/2022	60,000	60,889
Series 2012C, GO, 5.00%, 11/15/2023	350,000	355,200
Series 2012C, GO, 5.00%, 11/15/2024	3,860,000	3,916,661
Series 2012C, GO, 5.00%, 11/15/2025	125,000	126,801
County of Cook, Sales Tax Rev., 2.50%, 11/15/2022	40,000	40,216
County of DeKalb GO, 5.00%, 1/15/2023	245,000	249,988
County of Kendall GO, 5.00%, 12/15/2022	55,000	56,025
County of Lake, Sales Tax GO, 5.00%, 11/30/2022	145,000	147,577

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
County of Rock Island GO, 3.00%, 12/1/2022	100,000	100,739
County of St. Clair, Highway Series 2013A, Rev., 3.63%, 1/1/2023 (b)	50,000	50,623
County of Will
GO, 5.00%, 11/15/2022	75,000	76,252
GO, 5.00%, 11/15/2022 (b)	315,000	320,207
County of Winnebago, Public Safety Sales Tax Alternative Revenue Source
Series 2013A, GO, 4.00%, 12/30/2022	60,000	60,860
Series 2013A, GO, 5.00%, 12/30/2023	375,000	381,796
Series 2013A, GO, 5.00%, 12/30/2024	20,000	20,416
DeKalb County Community Unit School District No. 428 DeKalb GO, 4.00%, 1/1/2023	85,000	86,273
Douglas & Champaign Counties Community Unit School District No. 302 Villa Grove Series 2019A, GO, AGM, 3.00%, 12/1/2022	50,000	50,369
Du Page & Will Counties Community School District No. 204 Indian Prairie GO, 2.00%, 12/30/2022	300,000	301,103
Du Page Cook & Will Counties Community College District No. 502
GO, 5.00%, 6/1/2022	20,000	20,000
GO, 5.00%, 6/1/2023	85,000	87,875
Du Page County High School District No. 88 GO, 4.00%, 1/15/2023	45,000	45,719
Du Page County School District No. 45 GO, 5.00%, 1/1/2023	65,000	66,298
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO, 5.00%, 1/1/2023 (b)	45,000	45,928
DuPage & Cook Counties Township High School District No. 86 Hinsdale GO, 5.00%, 1/15/2023	140,000	142,876
DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2024	150,000	160,138
DuPage County Forest Preserve District
GO, 5.00%, 1/1/2023	260,000	265,421
GO, 4.50%, 11/1/2023	300,000	303,500
DuPage County School District No. 2 Bensenville GO, 5.00%, 5/1/2025	75,000	80,891
Ford Etc Counties Community Unit School District No. 10 Paxton-Buckley-Loda Series 2017A, GO, AGM, 4.00%, 12/1/2022	25,000	25,308
Fox Valley Park District
Series 2015B, GO, 4.00%, 12/15/2022	50,000	50,685
GO, 5.00%, 12/15/2022	45,000	45,856
Fulton Mason Knox Schuyler Etc Counties Community College District No. 534 GO, 4.00%, 12/1/2022 (b)	55,000	55,714
Godfrey Fire Protection District GO, 3.00%, 12/1/2022	20,000	20,152
Greater Peoria Sanitary & Sewerage Disposal District Series A, GO, 4.00%, 8/15/2023	100,000	102,452
Greene & Scott Counties Community Unit School District No. 3 Series 2017B, GO, 3.00%, 12/1/2022	50,000	50,345
Greene Jersey & Macoupin Counties Community Unit School District No. 9 Southweste GO, 2.70%, 12/1/2022	50,000	50,295
Grundy Kendall & Will Counties Community Consolidated School Dist No. 201 Minooka
Series 2010B, GO, Zero Coupon, 10/15/2022	135,000	134,060
GO, 5.00%, 10/15/2022	60,000	60,808
GO, 5.00%, 10/15/2023	50,000	52,000
Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO, 5.00%, 12/1/2022	215,000	218,581
Highland Park Park District
GO, 4.00%, 12/15/2022	25,000	25,353
Rev., 5.00%, 12/15/2022	95,000	96,848
Illinois Development Finance Authority Series 1991A, Rev., Zero Coupon, 7/15/2023 (b)	60,000	58,811
Illinois Finance Authority
Series 2021C, Rev., VRDO, LIQ : Barclays Bank plc, 0.50%, 6/1/2022 (c)	11,000,000	11,000,000
Rev., 4.00%, 6/1/2022 (b)	45,000	45,000
Rev., 5.00%, 6/1/2022 (b)	170,000	170,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Rev., 5.00%, 6/1/2022	320,000	320,000
Rev., 5.00%, 7/1/2022	785,000	787,395
Series 2012B, Rev., 5.00%, 7/1/2022	125,000	125,375
Series 2016A, Rev., 5.00%, 7/1/2022 (b)	35,000	35,109
Rev., 5.00%, 7/15/2022	360,000	361,547
Rev., 4.00%, 8/15/2022 (b)	50,000	50,280
Rev., 5.00%, 8/15/2022 (b)	40,000	40,304
Rev., 5.00%, 8/15/2022	345,000	347,665
Series 2012A, Rev., 5.00%, 8/15/2022 (b)	1,025,000	1,032,589
Series 2020A, Rev., 5.00%, 8/15/2022	100,000	100,772
Series A, Rev., 5.00%, 8/15/2022	695,000	700,396
Series 2014A, Rev., 5.00%, 9/1/2022 (b)	115,000	116,066
Rev., 5.00%, 10/1/2022	25,000	25,286
Series 2014A, Rev., 5.00%, 10/1/2022	315,000	318,873
Series 2016A, Rev., 5.00%, 10/1/2022	115,000	116,318
Rev., 4.00%, 11/1/2022	125,000	125,813
Series 2016A, Rev., 5.00%, 11/1/2022	60,000	60,549
Rev., 4.25%, 11/15/2022 (b)	45,000	45,561
Rev., 5.00%, 11/15/2022 (b)	25,000	25,396
Rev., 5.00%, 11/15/2022	165,000	167,573
Series 2015A, Rev., 5.00%, 11/15/2022	165,000	167,656
Series 2015A, Rev., 5.00%, 11/15/2022	795,000	806,706
Rev., 5.00%, 12/1/2022	40,000	40,690
Rev., 4.00%, 12/15/2022	35,000	35,494
Series 2020A, Rev., 4.00%, 12/15/2022	160,000	162,260
Series 2017B, Rev., 5.00%, 12/15/2022 (c)	90,000	91,575
Rev., 4.00%, 1/1/2023	155,000	157,239
Rev., 5.00%, 1/1/2023	85,000	86,717
Series 2016C, Rev., 5.00%, 2/15/2023	265,000	270,959
Series 2016D, Rev., 5.00%, 2/15/2023	1,520,000	1,551,698
Series 2017C, Rev., 5.00%, 3/1/2023	140,000	143,590
Series 2013A, Rev., 4.00%, 4/1/2023 (b)	15,220,000	15,508,798
Rev., 5.00%, 4/1/2023	120,000	123,383
Series 2013A, Rev., 5.00%, 6/1/2023	200,000	206,624
Rev., 5.00%, 7/1/2023	340,000	351,938
Series 2014A, Rev., 5.00%, 7/1/2023	340,000	352,087
Rev., 5.00%, 8/15/2023	125,000	129,954
Series 2016B, Rev., 5.00%, 8/15/2023	740,000	769,599
Series A, Rev., 5.00%, 8/15/2023	200,000	208,000
Series 2021A, Rev., 5.00%, 10/1/2023	1,400,000	1,459,965
Rev., 4.00%, 11/1/2023	135,000	137,180
Rev., 5.00%, 11/15/2023	215,000	217,949
Rev., 5.00%, 11/15/2023	205,000	213,943
Series 2016D, Rev., 5.00%, 2/15/2024	230,000	241,399
Series 2016A, Rev., 5.00%, 8/15/2024	235,000	248,799
Rev., 5.00%, 11/15/2024	100,000	106,330
Series 2015A, Rev., 5.00%, 11/15/2024	100,000	105,985
Rev., 5.00%, 8/15/2025	255,000	275,376

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2021A, Rev., 5.00%, 10/1/2025	3,500,000	3,814,202
Series 2015A, Rev., 5.00%, 11/15/2025	25,000	26,726
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 1.38%, 5/1/2026 (e)	3,250,000	3,167,452
Series 2012B, Rev., 5.00%, 7/1/2026	50,000	50,090
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	155,000	171,813
Illinois Health Facilities Authority Series 2003C, Rev., 1.60%, 11/15/2022	130,000	130,129
Illinois Municipal Electric Agency
Series 2015A, Rev., 5.00%, 2/1/2023	425,000	433,923
Series 2015A, Rev., 5.00%, 2/1/2024	310,000	325,094
Series 2015A, Rev., 5.00%, 2/1/2026	175,000	189,836
Illinois State Toll Highway Authority
Series 2014A, Rev., 5.00%, 12/1/2022	535,000	544,368
Series 2014D, Rev., 5.00%, 1/1/2023	780,000	795,712
Series 2018A, Rev., 5.00%, 1/1/2023	120,000	122,417
Series D, Rev., 5.00%, 1/1/2024	95,000	99,592
Series 2013A, Rev., 5.00%, 1/1/2027	35,000	35,569
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO, NATL-RE, Zero Coupon, 2/1/2023	20,000	19,697
Kane County Community Unit School District No. 101 Batavia GO, 5.00%, 1/1/2023	40,000	40,829
Kane County Forest Preserve District
GO, 5.00%, 12/15/2022	60,000	61,183
Series 2016C, GO, 5.00%, 12/15/2022	260,000	265,128
Kane County School District No. 131 Aurora East Side Series 2020C, GO, 5.00%, 12/1/2022	160,000	162,761
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Series 2021A, GO, 4.00%, 1/1/2023	75,000	76,070
GO, 5.00%, 1/1/2023	145,000	147,904
GO, 5.00%, 1/1/2024	480,000	503,049
Kankakee & Will Counties Community Unit School District No. 5
GO, 4.00%, 12/1/2022	275,000	278,430
GO, AGM, Zero Coupon, 5/1/2023	25,000	24,592
Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO, 4.00%, 12/1/2022	130,000	131,563
Kankakee County School District No. 61 Bradley Series 2012B, GO, 4.00%, 10/1/2022	25,000	25,204
Kendall County Community Unit School District No. 88 Plano GO, AMBAC, Zero Coupon, 12/1/2022 (b)	20,000	19,857
Kendall County Forest Preserve District GO, AGM, 5.00%, 1/1/2023	130,000	132,619
Kendall Kane & Will Counties Community Unit School District No. 308 Series B, GO, 5.00%, 10/1/2022	200,000	202,325
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2023	300,000	304,749
Lake County Community Consolidated School District No. 46 Grayslake GO, 5.00%, 11/1/2022	80,000	81,145
Lake County Community High School District No. 115 Lake Forest GO, 4.00%, 11/1/2022	45,000	45,508
Lake County Community Unit School District No. 116 Round Lake GO, 3.00%, 1/15/2023	120,000	121,053
Lake County Community Unit School District No. 95 Lake Zurich GO, 5.00%, 1/15/2023	50,000	51,112
Lake County Consolidated High School District No. 120 Mundelein GO, 5.00%, 12/1/2022	135,000	137,398
Lake County School District No. 112 North Shore GO, 5.00%, 6/1/2022	40,000	40,000
Lake County School District No. 76-Diamond Lake GO, 5.00%, 1/1/2023	35,000	35,715
Lake County Township High School District No. 121 Warren Series 2016A, GO, 3.00%, 1/1/2024 (b)	370,000	377,172
Lockport Township Fire Protection District GO, 4.25%, 7/1/2022 (b)	100,000	100,255
Madison & Jersey Counties Unit School District No. 11-Alton GO, AGM, Zero Coupon, 12/1/2022	50,000	49,548
Madison-Macoupin Etc. Counties Community College District No. 536 GO, 5.00%, 11/1/2022	35,000	35,470
McHenry & Lake Counties Community High School District No. 156 McHenry GO, 5.00%, 2/1/2023	160,000	163,692
McHenry County Conservation District GO, 5.00%, 2/1/2024	20,000	20,991

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
McLean & Woodford Counties Community Unit School District No. 5 Normal
Series 2017A, GO, 4.00%, 12/1/2022	460,000	465,439
Series 2017A, GO, 4.00%, 12/1/2023	30,000	30,879
McLean County Community Unit School District No. 3 Tri-Valley GO, 3.00%, 12/1/2022	25,000	25,203
McLean County Public Building Commission Rev., 5.00%, 12/1/2022	180,000	183,089
Metropolitan Pier & Exposition Authority Series A, Rev., NATL-RE, Zero Coupon, 6/15/2022 (b)	30,000	29,985
Metropolitan Water Reclamation District of Greater Chicago Series 2014D, GO, 5.00%, 12/1/2022	60,000	61,093
Monroe & St. Clair Counties Community Unit School District No. 5 Waterloo GO, 5.00%, 4/15/2023	35,000	36,027
Mundelein Park & Recreation District GO, 3.00%, 12/15/2022	25,000	25,157
Northern Illinois Municipal Power Agency, Prairie State Project
Series 2016A, Rev., 5.00%, 12/1/2022	750,000	762,718
Series 2016A, Rev., 5.00%, 12/1/2024	430,000	458,514
Peoria Metropolitan Airport Authority
Series 2017D, GO, 5.00%, 12/1/2022	45,000	45,765
Series 2017D, GO, 5.00%, 12/1/2023	75,000	78,356
Peoria Tazewell Etc. Counties Community College District No. 514
Series 2014A, GO, 5.00%, 12/1/2022	200,000	203,653
GO, 4.00%, 12/1/2023	95,000	98,169
Piatt and Dewitt Counties Community Unit School District No. 57 Deland-Weldon GO, 3.13%, 12/1/2022	20,000	20,160
Pleasant Dale Park District Series A, GO, 4.00%, 12/15/2022	255,000	258,245
Railsplitter Tobacco Settlement Authority
Rev., 5.00%, 6/1/2022	710,000	710,000
Rev., 5.00%, 6/1/2023	685,000	703,762
Rev., 5.00%, 6/1/2024	2,905,000	3,042,285
Regional Transportation Authority
Series 2017A, Rev., 5.00%, 7/1/2022	75,000	75,235
Series 2003A, Rev., NATL-RE, 5.50%, 7/1/2022	200,000	200,707
Series 2014A, Rev., 5.00%, 6/1/2023 (b)	45,000	46,527
Series 2003B, Rev., NATL-RE, 5.50%, 6/1/2023	570,000	592,033
Series 2003A, Rev., NATL-RE, 5.50%, 7/1/2023	50,000	52,077
Series 2017A, Rev., 5.00%, 7/1/2024	25,000	26,522
Rock Island County Community Unit School District No. 40 Moline Series 2019A, GO, 5.00%, 2/1/2023	175,000	179,098
Rock Island County Community Unit School District No. 40 Moline, Alternative Revenue Source GO, 3.00%, 2/1/2024	20,000	20,170
Sales Tax Securitization Corp. Series 2018C, Rev., 5.00%, 1/1/2023	380,000	387,499
Sangamon County Community Unit School District No. 5 Ball-Chatham Series B, GO, 5.00%, 1/1/2023	50,000	51,022
Sangamon County School District No. 186 Springfield Series 2014B, GO, 5.00%, 2/1/2023 (b)	95,000	97,180
Skokie Park District, Capital Appreciation GO, AMBAC, Zero Coupon, 12/1/2022	40,000	39,604
South Suburban College Community School District No. 510 GO, AGC, Zero Coupon, 12/1/2023	25,000	24,147
Southern Illinois University Series A-1, COP, 5.00%, 2/15/2023	240,000	245,652
Southwestern Illinois Development Authority, Flood Prevention District Council Project Rev., 4.00%, 4/15/2023	125,000	127,362
Southwestern Illinois Development Authority, Memorial Group Inc. Rev., 7.13%, 11/1/2023 (b)	350,000	375,663
St. Charles Park District, Master Lease Program Series 2017B, GO, 5.00%, 12/15/2022	25,000	25,462
St. Clair County Township High School District No. 203 O'Fallon
GO, 3.00%, 12/1/2022	35,000	35,259
GO, 4.00%, 12/1/2022	50,000	50,654
State of Illinois
GO, 5.00%, 6/1/2022	805,000	805,000
GO, 4.00%, 6/18/2022	25,000	25,032

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
GO, 5.00%, 6/18/2022	25,000	25,043
GO, 5.00%, 7/1/2022	650,000	651,870
GO, 5.00%, 8/1/2022	865,000	870,340
GO, AGM, 5.00%, 8/1/2022	95,000	95,562
Series B, GO, 5.00%, 10/1/2022	35,000	35,384
Series 2017D, GO, 5.00%, 11/1/2022	7,530,000	7,631,629
Series 2019A, GO, 5.00%, 11/1/2022	345,000	349,656
GO, 5.00%, 2/1/2023	90,000	91,851
Series 2021A, GO, 5.00%, 3/1/2023	2,875,000	2,940,402
Series 2022A, GO, 5.00%, 3/1/2023 (f)	2,635,000	2,694,942
Series 2022B, GO, 5.00%, 3/1/2023 (f)	3,000,000	3,068,245
Series 2013A, GO, 5.00%, 4/1/2023	40,000	40,996
GO, 5.38%, 5/1/2023	750,000	772,720
Series D, GO, 5.00%, 11/1/2023	200,000	207,628
GO, 5.00%, 2/1/2024	265,000	276,347
Series 2021C, GO, 4.00%, 3/1/2024	825,000	847,471
Series 2021A, GO, 5.00%, 3/1/2024	1,035,000	1,080,790
Series 2022A, GO, 5.00%, 3/1/2024 (f)	4,865,000	5,080,236
Series 2022B, GO, 5.00%, 3/1/2024 (f)	5,500,000	5,743,330
GO, 5.50%, 7/1/2024	75,000	77,397
Series D, GO, 5.00%, 11/1/2024	75,000	79,185
Series 2021A, GO, 5.00%, 3/1/2025	20,000	21,222
Series 2022B, GO, 5.00%, 3/1/2025	1,200,000	1,273,319
GO, 5.50%, 7/1/2025	3,405,000	3,512,064
GO, 4.00%, 8/1/2025	75,000	75,219
Series 2020B, GO, 5.00%, 10/1/2025	20,000	21,411
Series 2017D, GO, 5.00%, 11/1/2025	20,150,000	21,598,884
GO, 5.00%, 2/1/2026	25,000	26,895
GO, 5.00%, 6/1/2026	250,000	270,155
Series B, GO, 5.00%, 10/1/2026	25,000	27,128
Series 2017D, GO, 5.00%, 11/1/2026	525,000	570,162
GO, 5.00%, 2/1/2027	100,000	103,310
State of Illinois, Sales Tax
Series 2021A, Rev., 3.00%, 6/15/2022	30,000	30,017
Series 2016A, Rev., 5.00%, 6/15/2022	75,000	75,097
Series 2016C, Rev., 5.00%, 6/15/2022	5,330,000	5,336,869
Series 2016D, Rev., 5.00%, 6/15/2023	120,000	123,354
Series 2021C, Rev., 5.00%, 6/15/2025	2,000,000	2,126,573
Series 2021C, Rev., 5.00%, 6/15/2026	2,000,000	2,160,510
State of Illinois, Sales Tax, Junior Obligation Rev., 5.00%, 6/15/2022	35,000	35,045
Tender Option Bond Trust Receipts/Certificates Series 2017-XF2500, Rev., VRDO, LIQ : Citibank NA, 0.73%, 6/9/2022 (c) (d)	10,220,000	10,220,000
Town of Normal
Series 2016A, GO, 4.00%, 6/1/2022	30,000	30,000
Series 2017A, GO, 4.00%, 6/1/2023	35,000	35,772
Township of Campton GO, 5.00%, 12/15/2022	40,000	40,758
University of Illinois Series C, COP, 5.00%, 3/15/2023	45,000	46,086
University of Illinois, Auxiliary Facilities System Series 2013A, Rev., 5.00%, 4/1/2024	40,000	40,978

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Vermilion and Edgar Counties Community Unit School District No. 4 Series 2016B, GO, AGM, 3.50%, 12/1/2022	200,000	201,921
Village of Antioch
GO, 4.00%, 12/1/2024	195,000	203,560
GO, 4.00%, 12/1/2025	200,000	211,370
GO, 4.00%, 12/1/2026	210,000	224,340
Village of Arlington Heights GO, 3.00%, 12/1/2022	45,000	45,359
Village of Bolingbrook Series 1999A, GO, NATL-RE, 5.25%, 1/1/2023 (b)	30,000	30,667
Village of Bourbonnais, Olivet Nazarene University Project Rev., 5.00%, 5/1/2023 (b)	155,000	159,648
Village of Channahon GO, 4.00%, 12/1/2022 (b)	25,000	25,331
Village of Elk Grove Village
GO, 4.00%, 1/1/2023	30,000	30,439
GO, 5.00%, 1/1/2023	20,000	20,408
Village of Elmwood Park GO, 4.75%, 12/1/2022 (b)	50,000	50,846
Village of Glendale Heights GO, 5.00%, 12/15/2022	155,000	157,931
Village of Glenview Series 2012B, GO, 4.00%, 12/1/2022	25,000	25,323
Village of Hoffman Estates GO, 5.00%, 12/1/2022	40,000	40,714
Village of La Grange GO, 3.00%, 12/1/2022	20,000	20,160
Village of Libertyville Series 2021B, GO, 4.00%, 5/1/2023	100,000	102,041
Village of Lyons Series 2014B, GO, AGM, 4.00%, 12/1/2022	35,000	35,417
Village of Midlothian
GO, AGM, 4.00%, 1/1/2023	15,000	15,189
GO, AGM, 4.00%, 1/1/2024	70,000	72,133
GO, AGM, 4.00%, 1/1/2025	40,000	41,762
Village of Morton Grove GO, 5.00%, 12/15/2022	75,000	76,398
Village of Northbrook Series 2014A, GO, 5.00%, 12/1/2022	215,000	218,862
Village of Oak Park, Corporate Purpose Series 2020B, GO, 5.00%, 1/1/2023	660,000	672,985
Village of Rantoul GO, 4.00%, 1/1/2025	350,000	365,414
Village of Schaumburg
Series 2012A, GO, 4.00%, 12/1/2022	25,000	25,314
Series 2020B, GO, 2.00%, 12/1/2023	325,000	325,463
Village of South Holland Series 2015B, GO, 4.00%, 12/15/2022	195,000	197,156
Village of Streamwood GO, 5.00%, 12/1/2023	20,000	20,871
Village of Villa Park, Sales Tax Series 2018A, GO, 4.00%, 12/15/2022	135,000	136,703
Village of Western Springs GO, 3.00%, 12/1/2022	50,000	50,345
Village of Wheeling GO, 5.00%, 12/1/2022	40,000	40,714
Will & Kendall Counties Community Consolidated School District 202 Plainfield Series 2019B, Rev., 5.00%, 7/1/2022	25,000	25,075
Will & Kendall Counties Community Consolidated School District 202 Plainfield, Limited Tax Series 2019A, Rev., 5.00%, 1/1/2023	120,000	122,382
Will County Community Consolidated School District No. 33-C Homer Glen Rev., 5.00%, 12/1/2022	25,000	25,450
Will County Community High School District No. 210 Lincoln-Way GO, AGM, Zero Coupon, 1/1/2023 (b)	35,000	34,682
Will County Community School District No. 161 Summit Hill GO, 3.00%, 1/1/2023	25,000	25,230
Will County Community Unit School District No. 201-U Crete-Monee GO, AGM, Zero Coupon, 11/1/2023	300,000	290,230
Will County Community Unit School District No. 365-U Valley View GO, AGM, Zero Coupon, 11/1/2022	195,000	193,770
Will County Forest Preserve District GO, 5.00%, 12/15/2022	215,000	219,147
Will County Forest Preserve District, Limited Tax Series 2016A, GO, 2.00%, 12/15/2022	100,000	100,332
Will County School District No. 122, Capital Appreciation GO, AGM, Zero Coupon, 11/1/2022	60,000	59,550
Will County School District No. 86 Joliet Series 2015C, GO, AGM-CR, 5.00%, 3/1/2024	6,005,000	6,292,966
Will County School District No. 88 Chaney-Monge, School Building GO, AGM, 5.00%, 12/1/2023 (b)	135,000	141,409

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Will County Township High School District No. 204 Joliet, Limited Tax Series 2013A, GO, 2.75%, 1/1/2023	35,000	35,219
Will Grundy Counties Community College District No. 525 Series 2012A, GO, 4.00%, 12/1/2022 (b)	25,000	25,331
Will Grundy Etc Counties Community College District No. 525
Series 2013A, GO, 5.00%, 6/1/2023	535,000	552,720
Series 2013B, GO, 5.25%, 12/1/2023 (b)	25,000	26,298
Total Illinois		205,267,091
Indiana — 1.1%
Allen County War Memorial Coliseum Additions Building Corp.
Series 2016A, Rev., 4.00%, 11/1/2022	50,000	50,527
Series 2016A, Rev., 4.00%, 11/1/2024	110,000	114,431
Allen County WMC Expansion Building Corp., Lease Rental First Mortgage Bonds Rev., 5.00%, 11/1/2022	100,000	101,481
Anderson Redevelopment District Series 2018A, Rev., 5.00%, 2/1/2023	175,000	178,745
Anderson School Building Corp., First Mortgage
Rev., 5.00%, 7/20/2022	425,000	427,149
Rev., 5.00%, 1/20/2023	45,000	45,995
Rev., 5.00%, 7/20/2023	20,000	20,741
Avon Community School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2022	160,000	160,732
GO, 2.00%, 1/15/2023	2,275,000	2,280,716
Rev., 5.00%, 1/15/2023	40,000	40,875
Rev., 5.00%, 7/15/2023	20,000	20,733
Rev., 4.00%, 7/15/2024	25,000	26,005
Rev., 5.00%, 7/15/2024	110,000	116,667
Ball State University, Housing & Dining System
Rev., 5.00%, 7/1/2022	125,000	125,385
Rev., 5.00%, 7/1/2024	25,000	25,815
Ball State University, Student Fee Series R, Rev., 5.00%, 7/1/2023	70,000	72,488
Baugo School Building Corp. Rev., 5.00%, 7/15/2022	25,000	25,111
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2015B, Rev., 5.00%, 7/15/2022	45,000	45,202
Rev., 4.00%, 7/15/2023	65,000	66,622
Series 2015B, Rev., 5.00%, 7/15/2024	30,000	31,812
Carmel Clay Public Library GO, 3.00%, 1/15/2023	615,000	620,738
Carmel Local Public Improvement Bond Bank
Series 2016, Rev., 5.00%, 7/15/2022	80,000	80,374
Series 2021A, Rev., 4.00%, 7/15/2025	65,000	68,051
Carmel Local Public Improvement Bond Bank, Waterworks
Rev., 5.00%, 6/1/2022	175,000	175,000
Rev., 5.00%, 6/1/2023	225,000	231,999
Carmel Redevelopment Authority, Lease Rental, Multipurpose Series 2012A, Rev., 4.00%, 8/1/2022 (b)	30,000	30,141
Carmel Redevelopment Authority, Option Income Tax Lease Rental
Series 2014B, Rev., 5.00%, 7/1/2022	150,000	150,476
Series 2014B, Rev., 5.00%, 1/1/2024	35,000	36,630
Series 2014B, Rev., 5.00%, 7/1/2024	70,000	74,115
City of Auburn Dekalb Sewage Works Rev., 2.00%, 7/1/2022	100,000	100,068
City of Bedford Rev., 3.50%, 1/1/2023	300,000	303,278
City of Bedford Waterworks Rev., 3.00%, 6/1/2023	200,000	202,306

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
City of Evansville, Sewage Works Series 2014C, Rev., 3.00%, 7/1/2022 (b)	150,000	150,222
City of Fishers, Local Income Tax Rev., 3.00%, 1/15/2023	65,000	65,631
City of Fort Wayne, Sewage Works
Series 2012B, Rev., 2.00%, 8/1/2022	75,000	75,066
Rev., 3.00%, 8/1/2022	50,000	50,126
Series 2020B, Rev., 4.00%, 8/1/2024	150,000	155,715
City of Indianapolis Department of Public Utilities Gas Utility
Series 2020A, Rev., 5.00%, 8/15/2022	595,000	599,521
Series 2020A, Rev., 5.00%, 8/15/2023	840,000	872,779
City of Indianapolis, Energy System, First Lien
Series 2016A, Rev., 5.00%, 10/1/2022	360,000	364,306
Series 2016A, Rev., 5.00%, 10/1/2023	65,000	67,723
City of Knox, Sewage Works Rev., 4.00%, 12/1/2022	65,000	65,694
City of La Porte, Sewage Works Rev., 3.00%, 3/1/2023	40,000	40,410
City of Lafayette, Sewage Works
Rev., 5.00%, 7/1/2022	45,000	45,138
Rev., 5.00%, 1/1/2023	80,000	81,635
City of Martinsville, Waterworks Rev., AGM, 3.00%, 7/1/2022	25,000	25,031
City of Rockport, AEP Generating Co. Project Series A, Rev., 1.35%, 9/1/2022 (c)	50,000	50,005
Clark Pleasant Middle School Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2025	35,000	36,451
Clark-Pleasant School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	35,000	35,157
Clarksville Redevelopment Authority Rev., 4.00%, 8/1/2023	125,000	127,942
Clay Multi School Building Corp. Rev., 5.00%, 1/15/2023	210,000	214,472
Columbus Multi-High School Building Corp., Unlimited Ad Valorem Property Tax Rev., 5.00%, 7/15/2022	75,000	75,344
Concord Community Schools Building Corp., First Mortgage Rev., 5.00%, 7/15/2023	25,000	25,922
County of Elkhart GO, 4.00%, 6/1/2022	25,000	25,000
County of Johnson, Local Income Tax Series 2020A, Rev., 4.00%, 7/15/2023	25,000	25,638
County of Lake
GO, AGM, 2.00%, 7/15/2022	25,000	25,028
Series 2014B, GO, 2.60%, 7/15/2022	50,000	50,085
County of Porter GO, 2.00%, 1/15/2023	20,000	20,059
Danville Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2022	50,000	50,227
Decatur Township Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 1/15/2023	20,000	20,299
East Allen Multi School Building Corp.
Rev., 4.00%, 7/15/2022	25,000	25,083
Rev., 4.00%, 7/15/2023	10,000	10,245
Rev., 4.00%, 1/15/2024	40,000	41,272
East Porter County School Building Corp.
Rev., 4.00%, 7/15/2022	75,000	75,257
Rev., 3.00%, 1/15/2023	35,000	35,337
East Porter County School Corp. GO, 2.00%, 1/15/2023	30,000	30,105
Evansville Local Public Improvement Bond Bank (The) Series 2013A, Rev., 5.00%, 1/1/2024 (b)	125,000	131,148
Evansville Waterworks District Rev., AGM, 2.00%, 1/1/2023	125,000	125,352
Fishers Industrial Redevelopment District
Rev., 4.00%, 1/15/2024	25,000	25,754
Rev., 4.00%, 7/15/2024	35,000	36,266
Fishers Redevelopment Authority Rev., 4.00%, 7/15/2022	25,000	25,083
Fishers Redevelopment District Series 2017A1, Rev., 4.00%, 7/15/2022	50,000	50,166

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Fishers Town Hall Building Corp. Rev., 4.00%, 7/15/2022	100,000	100,324
Fort Wayne Community School Building Corp. Series 2017B, Rev., 5.00%, 1/15/2023	70,000	71,526
Fort Wayne Redevelopment Authority Series 2014A, Rev., 3.00%, 8/1/2024	50,000	50,249
Franklin Township School Building Corp. Rev., 4.00%, 1/15/2023	50,000	50,783
Franklin Township-Marion County Multiple School Building Corp.
Series 2015B, Rev., 5.00%, 7/15/2022	160,000	160,730
Rev., 4.00%, 1/15/2023	60,000	60,939
GCS School Building Corp. One
Rev., 4.00%, 7/15/2022	75,000	75,249
Rev., 5.00%, 7/15/2022	25,000	25,113
Rev., 4.00%, 1/15/2023	75,000	76,142
Rev., 5.00%, 1/15/2026	45,000	49,482
Greene County Hospital Association Series 2021A, Rev., 3.00%, 8/1/2022	50,000	50,136
Greenfield Middle School Building Corp.
Rev., 4.00%, 7/15/2022	60,000	60,203
Rev., 5.00%, 7/15/2023	30,000	31,107
Hamilton County Public Building Corp. Rev., 5.00%, 2/1/2023	75,000	75,471
Hamilton Southeastern Consolidated School Building Corp.
Rev., 5.00%, 7/15/2022	25,000	25,114
Series 2014A, Rev., 5.00%, 7/15/2022	25,000	25,114
Series B, Rev., 5.00%, 7/15/2022	35,000	35,160
Rev., 4.00%, 1/15/2024	25,000	25,844
Hammond Multi-School Building Corp.
Rev., 5.00%, 7/15/2024	100,000	104,765
Rev., 5.00%, 1/15/2025	100,000	106,960
Highland Sanitation District Series 2016B, 2.00%, 8/1/2022	50,000	50,054
Hobart Building Corp.
Rev., 5.00%, 7/15/2022	20,000	20,089
Rev., 5.00%, 1/15/2023	60,000	61,263
Rev., 5.00%, 7/15/2023	70,000	72,527
Indiana Bond Bank Series 2012C, Rev., 5.00%, 8/1/2023	200,000	201,085
Indiana Finance Authority
Series 2017A, Rev., 5.00%, 6/1/2022 (b)	75,000	75,000
Series 2012M, Rev., 4.00%, 7/1/2022 (b)	20,000	20,047
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	200,000	200,630
Series 2012C, Rev., 5.00%, 7/1/2022 (b)	310,000	310,976
Series 2012I, Rev., 5.00%, 7/1/2022 (b)	20,000	20,063
Series 2012M, Rev., 5.00%, 7/1/2022 (b)	260,000	260,819
Series 2013A, Rev., 5.00%, 8/15/2022	395,000	397,895
Rev., 5.00%, 9/1/2022	100,000	100,932
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	535,000	541,543
Series 2014A, Rev., 5.00%, 10/1/2022	205,000	207,459
Series 2016A, Rev., 5.00%, 10/1/2022	50,000	50,600
Series 2021-1, Rev., 5.00%, 10/1/2022	125,000	126,499
Rev., 5.00%, 11/1/2022	170,000	172,583
Series 2017A, Rev., 5.00%, 11/1/2022	420,000	426,116
Series 2017C, Rev., 5.00%, 11/1/2022	50,000	50,766
Rev., 5.00%, 12/1/2022	600,000	610,114

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series 2010A, Rev., 5.00%, 12/1/2022	130,000	132,348
Series 2014A, Rev., 5.00%, 12/1/2022	220,000	223,709
Series 2016A, Rev., 5.00%, 12/1/2022	575,000	584,693
Series 2016C, Rev., 5.00%, 12/1/2022	75,000	76,355
Rev., 5.00%, 2/1/2023	50,000	51,181
Series 2012C, Rev., 5.00%, 2/1/2023	70,000	71,653
Series 2013B, Rev., 5.00%, 2/1/2023	50,000	51,154
Series 2014A, Rev., 5.00%, 2/1/2023	100,000	102,207
Series 2015A, Rev., 5.00%, 2/1/2023	50,000	51,181
Series 2015B, Rev., 5.00%, 2/1/2023	45,000	46,063
Series 2017C, Rev., 5.00%, 2/1/2023	25,000	25,590
Series 2019E, Rev., 5.00%, 2/1/2023	100,000	102,362
Rev., 5.00%, 3/1/2023	25,000	25,651
Series 2013A, Rev., 5.00%, 3/1/2023	25,000	25,613
Series 2013A, Rev., 5.00%, 3/1/2023 (b)	25,000	25,628
Series 2012A, Rev., 5.00%, 5/1/2023	655,000	674,459
Series 2017A, Rev., 5.00%, 6/1/2023 (b)	115,000	118,786
Series 2013A, Rev., 5.00%, 8/15/2023	250,000	259,360
Series 2013A, Rev., 5.00%, 8/15/2023 (b)	245,000	254,391
Rev., 5.00%, 9/1/2023	230,000	239,408
Series 2021-1, Rev., 5.00%, 10/1/2023	10,000	10,419
Rev., 5.00%, 11/1/2023	160,000	167,353
Series 2017A, Rev., 5.00%, 11/1/2023	285,000	297,363
Series 2017B, Rev., 5.00%, 11/1/2023	400,000	418,383
Series 2016C, Rev., 5.00%, 12/1/2023	175,000	183,387
Series 2016B, Rev., 5.00%, 11/1/2024	345,000	367,374
Series 2017A, Rev., 5.00%, 11/1/2024	55,000	58,580
Rev., 5.00%, 12/1/2024	75,000	80,086
Series 2012C, Rev., 5.00%, 2/1/2025	25,000	25,565
Series 2019B, Rev., 5.00%, 2/1/2025	90,000	96,427
Series B, Rev., 2.25%, 7/1/2025 (c)	150,000	150,461
Series B, Rev., 2.10%, 11/1/2026 (c)	60,000	58,820
Indiana Health Facility Financing Authority Rev., 4.00%, 10/1/2025	30,000	31,527
Indiana Municipal Power Agency
Series 2014A, Rev., 5.00%, 1/1/2023	515,000	525,738
Series 2016C, Rev., 5.00%, 1/1/2023	65,000	66,355
Series 2017A, Rev., 5.00%, 1/1/2023	970,000	990,224
Series 2019A, Rev., 5.00%, 1/1/2023	350,000	357,297
Series 2013A, Rev., 5.25%, 7/1/2023 (b)	125,000	129,750
Series 2014A, Rev., 5.00%, 1/1/2024	270,000	283,008
Indiana State University
Series R, Rev., 5.00%, 10/1/2022	280,000	283,396
Rev., 5.00%, 4/1/2023	50,000	51,410
Indiana University
Series 2012A, Rev., 5.00%, 6/1/2022	20,000	20,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	155,000	155,000
Series 2014A, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series 2020A, Rev., 5.00%, 6/1/2022	30,000	30,000
Series A, Rev., 5.00%, 6/1/2022	60,000	60,000
Series Z-1, Rev., 3.00%, 8/1/2022	135,000	135,422
Series U, Rev., 3.20%, 8/1/2022	225,000	225,381
Series X, Rev., 4.00%, 8/1/2022	60,000	60,285
Series W-2, Rev., 5.00%, 8/1/2022	195,000	196,245
Series 2015A, Rev., 5.00%, 6/1/2023	70,000	72,389
Series W-2, Rev., 5.00%, 8/1/2023	10,000	10,391
Series X, Rev., 5.00%, 8/1/2023	30,000	31,173
Indianapolis Local Public Improvement Bond Bank
Series 2021A, Rev., 5.00%, 6/1/2022	275,000	275,000
Series 2007B, Rev., NATL-RE, 5.25%, 7/1/2022	350,000	351,106
Series 2016B, Rev., 4.00%, 8/1/2022	25,000	25,116
Series 2013D, Rev., 5.00%, 1/1/2023	20,000	20,421
Series 2017C, Rev., 5.00%, 1/1/2023	35,000	35,728
Series 2019E, Rev., 5.00%, 1/1/2023	30,000	30,631
Series 2019I-2, Rev., 5.00%, 1/1/2023	25,000	25,489
Series 2007B, Rev., NATL-RE, 5.25%, 1/1/2023	50,000	51,050
Series 1999E, Rev., AMBAC, Zero Coupon, 2/1/2023	25,000	24,719
Series 2016B, Rev., 4.00%, 2/1/2023	25,000	25,423
Series 2019A, Rev., 5.00%, 2/1/2023	115,000	117,700
Series 2013D, Rev., 3.25%, 1/1/2025	100,000	100,536
Indianapolis-Marion County Public Library GO, 5.00%, 1/1/2023	60,000	60,169
IPS Multi-School Building Corp. Rev., 3.00%, 7/15/2022	220,000	220,476
Ivy Tech Community College of Indiana
Series R-1, Rev., 5.00%, 7/1/2022	40,000	40,126
Series T, Rev., 5.00%, 7/1/2022	80,000	80,252
Series V, Rev., 5.00%, 7/1/2022	110,000	110,346
Series W, Rev., 5.00%, 7/1/2022	570,000	571,795
Series 2004J, Rev., AMBAC, 5.00%, 7/1/2023	75,000	77,732
Series R-1, Rev., 5.00%, 7/1/2023	35,000	36,275
Series T, Rev., 5.00%, 7/1/2024	100,000	105,710
Series W, Rev., 5.00%, 7/1/2025	25,000	26,969
Jackson County Building Corp.
Rev., 2.00%, 1/15/2023	120,000	120,353
Rev., 2.00%, 7/15/2023	125,000	125,373
Rev., 2.00%, 1/15/2024	125,000	124,611
Rev., 2.00%, 7/15/2024	125,000	123,925
Rev., 2.00%, 1/15/2025	125,000	123,422
Jasper Hospital Authority Rev., 5.00%, 11/1/2022	125,000	126,820
Jennings County School Building Corp. Series 2019A, Rev., 2.00%, 1/15/2023	60,000	60,158
Lake Central Multi-District School Building Corp. Series 2012B, Rev., 5.00%, 1/15/2023 (b)	435,000	444,428
LaPorte Multi School Building Corp.
Series 2017A, Rev., 2.00%, 1/15/2023	25,000	25,075
Rev., 5.00%, 7/15/2023	90,000	93,259
Lawrence Township School Building Corp. Rev., 4.00%, 1/15/2023	25,000	25,420
Lebanon Middle School Building Corp. Series 2017B, Rev., 5.00%, 7/10/2022	60,000	60,235
Lewis Cass Schools GO, 3.00%, 6/30/2022	100,000	100,141

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Lincoln Center Building Corp. Rev., 4.00%, 8/1/2022	285,000	286,227
Merrillville Community School Corp.
GO, 2.00%, 7/15/2023	1,025,000	1,025,797
GO, 2.00%, 1/15/2024	1,040,000	1,037,784
Merrillville Multi School Building Corp. Rev., 5.00%, 7/15/2023	40,000	41,453
Metropolitan School District of Washington Township
GO, 3.00%, 7/15/2022	50,000	50,113
GO, 3.00%, 1/15/2023	60,000	60,593
Michigan City School Building Corp.
Series 2016A, Rev., 5.00%, 7/15/2022	20,000	20,088
Series 2016B, Rev., 4.00%, 7/15/2023	30,000	30,735
Middlebury Schools Building Corp. Rev., 5.00%, 7/15/2022	35,000	35,157
Mishawaka School Building Corp. Rev., 3.00%, 7/15/2022	25,000	25,051
Mooresville Redevelopment District Rev., 4.00%, 1/15/2023 (b)	25,000	25,388
Mount Vernon School Building Corp. Series 2016B, Rev., 5.00%, 1/15/2025	100,000	107,250
MSD of Wabash County Multi-School Building Corp. Rev., 3.40%, 7/15/2022	25,000	25,042
MSD of Wash Township School Building Corp. Rev., 5.00%, 7/15/2022	120,000	120,548
Munster School Building Corp. Rev., 4.00%, 7/15/2023	85,000	87,226
New Albany-Floyd County School Building Corp. Rev., 5.00%, 1/15/2023	70,000	71,491
New Palestine Multi-School Building Corp.
Rev., 4.00%, 7/15/2022	25,000	25,086
Rev., 4.00%, 1/15/2023	45,000	45,710
New Prairie United School District Building Corp. Rev., 4.00%, 1/15/2025	35,000	36,596
Noblesville Multi School Building Corp., First Mortgage Series 2018B, Rev., 4.00%, 7/15/2022	230,000	230,752
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax
Rev., 5.00%, 1/15/2023	20,000	20,421
Rev., 5.00%, 7/15/2023	35,000	36,251
North Vermillion School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 4.00%, 7/15/2022	55,000	55,188
North West Hendricks Multi-Building Corp., First Mortgage
Series 2016A, Rev., 5.00%, 7/15/2022	50,000	50,233
Series 2016A, Rev., 4.00%, 1/15/2023	25,000	25,391
Northern Indiana Commuter Transportation District Rev., 5.00%, 7/1/2022	60,000	60,174
Northwest Allen Multi-School Building Corp., First Mortgage, Unlimited Ad Valorem Property Tax Rev., 4.00%, 7/15/2022	20,000	20,069
Northwestern School Building Corp., Ad Valorem Property Tax, First Mortgage Rev., 5.00%, 7/15/2022	35,000	35,157
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2022	25,000	25,085
Pike Township Multi-School Building Corp., First Mortgage
Rev., 5.00%, 7/15/2022	85,000	85,388
Rev., 5.00%, 1/15/2024	320,000	335,877
Rev., 5.00%, 7/15/2024	350,000	371,437
Rev., 5.00%, 1/15/2025	335,000	359,732
Plainfield High School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 5.00%, 7/15/2022	20,000	20,092
Rev., 5.00%, 1/15/2023	40,000	40,880
Series 2019A, Rev., 5.00%, 7/15/2023	35,000	36,303
Portage Township Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 2.00%, 1/15/2023	60,000	60,203
Purdue University
COP, 5.25%, 7/1/2022	85,000	85,283

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Series 2016CC, Rev., 5.00%, 7/1/2023	40,000	41,453
Series EE, Rev., 5.00%, 7/1/2023	20,000	20,726
COP, 5.25%, 7/1/2023	50,000	51,938
Purdue University, Student Facilities System
Series 2015A, Rev., 5.00%, 7/1/2022	70,000	70,220
Series 2012A, Rev., 5.00%, 7/1/2024	40,000	40,097
Purdue University, Student Fee
Rev., 5.00%, 7/1/2022	50,000	50,158
Series AA, Rev., 5.00%, 7/1/2022	90,000	90,280
South Bend Community School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2022	30,000	30,103
Rev., 4.00%, 1/15/2023	30,000	30,477
Rev., 5.00%, 1/15/2023	75,000	76,654
Rev., 5.00%, 7/15/2023	90,000	93,340
South Bend Redevelopment Authority, Eddy Street Commons Project Rev., 5.00%, 2/15/2023	100,000	102,320
South Bend Redevelopment District Rev., 3.00%, 8/1/2022	20,000	20,059
South Gibson School Building Corp., First Mortgage Rev., 4.00%, 1/10/2025	40,000	41,878
South Madison Middle School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	25,000	25,112
South Vermillion Middle School Building Corp., First Mortgage Series 2016A, Rev., 3.00%, 1/15/2024	50,000	50,797
Southeast Dubois County School Building Corp., First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	320,000	320,654
Southmont School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 4.00%, 7/15/2022	45,000	45,156
Rev., 5.00%, 1/15/2023	75,000	76,663
Rev., 5.00%, 1/15/2025	20,000	21,461
Tell City-Troy Township Elementary School Building Corp., First Mortgage Rev., 5.00%, 1/15/2023	50,000	51,052
Terre Haute Sanitary District Rev., 3.00%, 7/1/2022	155,000	155,207
Town of Plainfield, Sewage Works Series 2020B, Rev., 2.00%, 1/1/2023	330,000	330,663
Tri-Creek 2002 High School Building Corp., First Mortgage Rev., 5.00%, 7/15/2022	55,000	55,248
Twin Lakes Regional Sewer District Rev., AGM, 3.00%, 7/1/2023 (b)	25,000	25,353
Twin Lakes School Building Corp., First Mortgage Rev., 4.00%, 7/15/2024	35,000	36,310
University of Southern Indiana Foundation Series N, Rev., 4.00%, 10/1/2022	145,000	146,239
Valparaiso Middle School Building Corp., AD Valorem Property Tax First Mortgage Series 2012A, Rev., 3.00%, 7/15/2022	55,000	55,081
Valparaiso Multi-Schools Building Corp., Unlimited AD Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2022	55,000	55,251
Vigo County Building Corp. Rev., 4.00%, 7/15/2022	50,000	50,165
Wa-Nee Community Schools GO, 3.00%, 1/15/2023	125,000	126,151
Warsaw Multi-School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2022	100,000	100,330
Rev., 5.00%, 7/15/2022	45,000	45,202
Rev., 5.00%, 1/15/2023	85,000	86,810
Washington Township Building Corp., Indiana Lease Rental Bonds Rev., 4.00%, 7/15/2024	100,000	103,744
Wayne Township School Building Corp. Rev., 4.00%, 7/15/2022	400,000	401,346
Wayne Township School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 5.00%, 7/15/2022	30,000	30,137
West Clark 2000 School Building Corp., First Mortgage
Rev., 4.00%, 1/15/2023	45,000	45,693
Rev., 5.00%, 1/15/2023	25,000	25,539
West Lafayette Redevelopment Authority, Recreation Center Project
Rev., 4.00%, 2/1/2023	150,000	152,355

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Rev., 4.00%, 8/1/2023	150,000	153,618
West Lafayette School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 5.00%, 7/15/2022	80,000	80,369
Rev., 5.00%, 7/15/2023	85,000	88,136
Whitestown Redevelopment Authority Rev., 3.00%, 1/15/2024	25,000	25,362
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Rev., 4.00%, 7/15/2022	35,000	35,111
Rev., 4.00%, 1/15/2023	130,000	131,898
Rev., 4.00%, 7/15/2023	85,000	87,035
Rev., 4.00%, 1/15/2024	85,000	87,703
Rev., 4.00%, 7/15/2024	35,000	36,347
Rev., 4.00%, 1/15/2025	145,000	151,649
Rev., 4.00%, 7/15/2025	145,000	152,656
Rev., 4.00%, 1/15/2026	150,000	158,988
Zionsville Community Schools Building Corp., First Mortgage Series 2014B, Rev., 4.00%, 7/15/2022	25,000	25,084
Zionsville Community Schools Building Corp., First Mortgage, Capital Appreciation Series 2003Z, Rev., NATL-RE, Zero Coupon, 1/15/2025	25,000	23,511
Total Indiana		37,852,703
Iowa — 0.7%
Ames Community School District GO, 5.00%, 6/1/2023	25,000	25,841
Ankeny Community School District
Series 2015A, GO, 4.00%, 6/1/2022	245,000	245,000
Series 2021A, GO, 5.00%, 6/1/2022	115,000	115,000
Series 2015A, GO, 5.00%, 6/1/2023	20,000	20,674
Series 2021A, GO, 5.00%, 6/1/2023	130,000	134,384
Cedar Rapids Community School District, Infrastructure Sales Services Series 2020B, Rev., 5.00%, 7/1/2022	20,000	20,062
City of Ankeny
Series 2017A, GO, 5.00%, 6/1/2022	90,000	90,000
Series 2020A, GO, 5.00%, 6/1/2022	45,000	45,000
City of Ankeny, Capital Loan Series 2014G, GO, 5.00%, 6/1/2022	20,000	20,000
City of Bettendorf
Series 2013A, GO, 4.00%, 6/1/2022	50,000	50,000
Series 2017D, GO, 5.00%, 6/1/2022	90,000	90,000
Series 2013A, GO, 4.00%, 6/1/2023	50,000	51,188
City of Cedar Rapids
Series 2017A, GO, 5.00%, 6/1/2022	185,000	185,000
Series 2018D, Rev., 5.00%, 6/1/2023	30,000	30,963
City of Cedar Rapids, Sewer Series 2018C, Rev., 5.00%, 6/1/2022	85,000	85,000
City of Des Moines
Series 2016B, GO, 5.00%, 6/1/2022	115,000	115,000
Series 2020D, GO, 5.00%, 6/1/2022	35,000	35,000
Series 2016B, GO, 4.00%, 6/1/2023	25,000	25,602
Series 2020D, GO, 5.00%, 6/1/2024	50,000	52,935
City of Des Moines, Capital Loan Notes
Series 2014E, GO, 5.00%, 6/1/2022	85,000	85,000
Series 2018A, GO, 5.00%, 6/1/2022	170,000	170,000
City of Des Moines, Stormwater Utility Series 2016C, Rev., 5.00%, 6/1/2022	25,000	25,000
City of North Liberty, Urban Renewal Series 2017B, GO, 2.00%, 6/1/2022	150,000	150,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — continued
City of Sioux City
Series 2014A, GO, 5.00%, 6/1/2022	30,000	30,000
Series 2014A, GO, 5.00%, 6/1/2023	25,000	25,825
City of Storm Lake, Capital Loan Series 2018A, GO, 3.00%, 6/1/2022	20,000	20,000
City of Urbandale, Urban Renewal Series 2019B, GO, 4.00%, 6/1/2022	100,000	100,000
City of Waukee Series 2021A, GO, 5.00%, 6/1/2022	60,000	60,000
City of West Des Moines
Series 2016A, GO, 3.00%, 6/1/2022	50,000	50,000
Series 2017E, GO, 5.00%, 6/1/2022	80,000	80,000
City of West Des Moines, Urban Renewal
Series 2016D, GO, 4.00%, 6/1/2022	55,000	55,000
Series 2017B, GO, 4.00%, 6/1/2022	100,000	100,000
Series 2017C, GO, 5.00%, 6/1/2022	85,000	85,000
Series 2017D, GO, 5.00%, 6/1/2023	55,000	56,872
College Community School District Series 2021A, GO, 2.00%, 6/1/2022	130,000	130,000
County of Adair, Capital Loan Series A, GO, 2.50%, 6/1/2022	50,000	50,000
County of Dallas Series 2017B, GO, 3.00%, 6/1/2022	100,000	100,000
County of Hamilton Series 2020A, GO, 2.00%, 6/1/2022	50,000	50,000
County of Mahaska, Sales Tax Series 2017A, GO, 2.00%, 6/1/2022	300,000	300,000
County of Polk Series 2017C, GO, 5.00%, 6/1/2023	45,000	46,472
County of Scott, Solid Waste Disposal Series 2015A, GO, 4.00%, 6/1/2023	25,000	25,519
Des Moines Independent Community School District, Sales Services and Use Tax Rev., 5.00%, 6/1/2022	30,000	30,000
GMG Community School District GO, 4.00%, 6/1/2023	40,000	40,835
Iowa City Community School District GO, 5.00%, 6/1/2022	190,000	190,000
Iowa City Community School District Infrastructure Sales Services & Use Tax Rev., 5.00%, 6/1/2022	540,000	540,000
Iowa Finance Authority
Rev., 5.00%, 8/1/2022	330,000	332,091
Series 2019A, Rev., 5.00%, 8/1/2022	50,000	50,317
Series 2016E, Rev., 5.00%, 8/15/2022	375,000	377,478
Series 2017C, Rev., GNMA/FNMA/FHLMC, 1.70%, 1/1/2023	165,000	165,085
Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 1.26%, 1/4/2024 (d) (e)	14,990,000	14,934,993
Series 2018B, Rev., 5.00%, 2/15/2025	340,000	362,086
Iowa State University of Science & Technology
Series 2016ISU, Rev., 3.00%, 7/1/2022	25,000	25,039
Series 2017A, Rev., 3.00%, 7/1/2022	135,000	135,203
Rev., 5.00%, 7/1/2022	105,000	105,326
Series 2017A, Rev., 3.00%, 7/1/2023	50,000	50,706
Janesville Consolidated School District GO, 3.00%, 6/1/2023	25,000	25,311
Kirkwood Community College
Series 2020A, GO, 4.00%, 6/1/2022	100,000	100,000
Series 2020C, GO, 4.00%, 6/1/2022	20,000	20,000
Series 2020A, GO, 4.00%, 6/1/2023	125,000	127,909
Linn-Mar Community School District Infrastructure Sales Services & Use Tax GO, 5.00%, 5/1/2023	80,000	82,503
Municipal Electric Utility of the City of Cedar Falls Rev., 5.00%, 12/1/2023	100,000	104,686
New Hampton Community School District GO, 3.00%, 6/1/2022	25,000	25,000
North Polk Community School District Series 2017A, GO, 3.00%, 6/1/2023	30,000	30,373
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics
Rev., 4.00%, 9/1/2022 (b)	100,000	100,681

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — continued
Series 2021A, Rev., 5.00%, 9/1/2022	1,305,000	1,316,970
Series SUI, Rev., 5.00%, 9/1/2022	50,000	50,459
Series 2016SUI, Rev., 5.00%, 9/1/2023	65,000	67,667
Series 2019SUI, Rev., 5.00%, 9/1/2025	25,000	27,128
State of Iowa, IJOBS Program, Special Obligation
Series 2016A, Rev., 5.00%, 6/1/2022	635,000	635,000
Series 2020A, GO, 5.00%, 6/1/2022	45,000	45,000
State of Iowa, Special Obligation
Rev., 5.00%, 6/15/2022	35,000	35,050
Rev., 5.00%, 6/15/2023	25,000	25,885
University of Iowa (The), Academic Building Series 2016SUI, Rev., 3.00%, 7/1/2023	135,000	137,066
University of Iowa (The), Recreational Facilities
Series 2017B, Rev., 4.00%, 7/1/2022	95,000	95,226
Series 2017SUI, Rev., 5.00%, 7/1/2022	70,000	70,223
Series 2017B, Rev., 4.00%, 7/1/2023	20,000	20,515
University of Iowa (The), The State University of Iowa Series 2014B, Rev., 5.00%, 7/1/2022	20,000	20,064
University of Iowa, Facilities Corp. Rev., 5.00%, 6/1/2022	40,000	40,000
University of Iowa, Old Capital Town Center Rev., 3.00%, 6/1/2022	20,000	20,000
University of Iowa, Utility System Series SUI, Rev., 5.00%, 11/1/2022 (b)	65,000	65,968
Waukee Community School District
GO, 5.00%, 6/1/2022	135,000	135,000
Series 2014C, GO, 5.00%, 6/1/2022	110,000	110,000
Series 2016B, GO, 5.00%, 6/1/2022	250,000	250,000
Series 2019A, GO, 5.00%, 6/1/2022	45,000	45,000
Series 2019A, GO, 5.00%, 6/1/2023	155,000	159,993
Waukee Community School District, Capital Loan Notes Series 2016A, GO, 4.00%, 6/1/2022	160,000	160,000
Webster City Community School District Series 2010-A, GO, 4.00%, 6/1/2022	35,000	35,000
Total Iowa		24,754,173
Kansas — 0.5%
Blue Valley Recreation Commission
Series A, COP, AGM, 5.00%, 10/1/2022	75,000	75,912
Series B, COP, AGM, 5.00%, 10/1/2023	30,000	31,285
Bourbon County Unified School District No 234-Fort Scott GO, 5.00%, 9/1/2022	25,000	25,224
Butler County Unified School District No. 206 Remington GO, AGM, 5.00%, 9/1/2022	40,000	40,359
Butler County Unified School District No. 375 Circle Series 2013-1, GO, AGM, 3.38%, 9/1/2023 (b)	20,000	20,404
Cherokee County Unified School District No 499 Galena Series 2013A, GO, AGM, 5.00%, 9/1/2022 (b)	40,000	40,371
City of Derby
Series 2015C, GO, 3.00%, 12/1/2022	20,000	20,162
Series 2019B, GO, 4.00%, 12/1/2022	105,000	106,367
Series 2019-A, GO, 5.00%, 12/1/2022	30,000	30,539
City of Dodge City Rev., AGM, 4.00%, 6/1/2022	30,000	30,000
City of Goddard
Series 2021-1, GO, 4.00%, 10/1/2022	40,000	40,363
Series 2019-1, GO, 3.00%, 12/1/2022	125,000	125,166
City of Hutchinson Series 2016A, GO, 4.00%, 10/1/2022	30,000	30,265
City of Lawrence
Series 2015-A, GO, 3.00%, 9/1/2022	30,000	30,137

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Series 2017D, GO, 5.00%, 9/1/2022	180,000	181,710
City of Lawrence, Water and Sewer System
Rev., 5.00%, 11/1/2022	25,000	25,385
Series 2016-A, Rev., 5.00%, 11/1/2022	50,000	50,770
City of Manhattan Series A, GO, 5.00%, 11/1/2022	30,000	30,456
City of Manhattan, Temporary Notes
Series 2018-02, GO, 2.13%, 6/15/2022	110,000	110,035
Series 2020-03, GO, 0.75%, 6/15/2024	220,000	211,029
City of Olathe
Series 233, GO, 3.00%, 10/1/2022	160,000	160,874
Series 234, GO, 4.25%, 10/1/2022	25,000	25,239
Series 230, GO, 5.00%, 10/1/2022	185,000	187,225
Series 231, GO, 5.00%, 10/1/2022	75,000	75,902
Series 234, GO, 4.25%, 10/1/2023	75,000	77,426
Series 230, GO, 5.00%, 10/1/2023	145,000	151,113
City of Oswego Series 2012A, GO, 4.13%, 12/1/2022 (b)	100,000	101,359
City of Overland Park, Unlimited Tax Series 2013C, GO, 4.00%, 9/1/2022	65,000	65,453
City of Topeka
Series 2021A, GO, 4.00%, 8/15/2022	275,000	276,502
Series 2021C, GO, 4.00%, 8/15/2022	245,000	246,338
City of Wichita
Series 2020A, GO, 3.00%, 6/1/2022	25,000	25,000
Series 811, GO, 5.00%, 6/1/2022	60,000	60,000
Series 818, GO, 5.00%, 6/1/2022	60,000	60,000
Series 2012A, GO, 4.00%, 9/1/2022	25,000	25,178
GO, 4.00%, 10/15/2022	1,510,000	1,524,961
Series 823, GO, 4.00%, 12/1/2022	20,000	20,268
GO, 5.00%, 12/1/2022	115,000	117,112
City of Wichita, Sales Tax GO, 5.00%, 10/1/2022	225,000	227,842
City of Wichita, Water & Sewer Utility Series 2015D, Rev., 5.00%, 10/1/2022	25,000	25,323
County of Anderson Series 2013A, GO, AGM, 4.75%, 8/1/2023 (b)	50,000	51,771
County of Johnson, Internal Improvement
Series 2012A, GO, 3.00%, 9/1/2022 (b)	25,000	25,110
Series 2015A, GO, 5.00%, 9/1/2022	20,000	20,185
Series 2018A, GO, 5.00%, 9/1/2022	20,000	20,185
County of Saline, Sales Tax Series 2021B, GO, 4.00%, 9/1/2022	245,000	246,645
County of Shawnee COP, 3.00%, 9/1/2024	35,000	35,613
County of Shawnee, Public Building Commission, Kansas Expocentre Project Rev., 4.00%, 9/1/2022	25,000	25,166
Dickson County Public Building Commission, Courthouse Project Rev., 3.00%, 8/1/2022	25,000	25,073
Douglas County Unified School District No. 497 Lawrence Series 2016-A, GO, 5.00%, 9/1/2022	110,000	111,026
Finney County Unified School District No. 457 Garden City Series B, GO, 5.00%, 9/1/2022	50,000	50,455
Ford County Unified School District No. 443 Dodge City Series 2015A, GO, 5.00%, 3/1/2023	65,000	66,618
Franklin County Unified School District No. 290 Ottawa GO, 3.00%, 9/1/2022 (b)	100,000	100,428
Johnson County Community College Foundation, Inc.
COP, 5.00%, 10/1/2022	150,000	151,799
Rev., 4.00%, 11/15/2022	100,000	101,174
Johnson County Park & Recreation District Series 2013A, COP, 5.00%, 9/1/2022	225,000	227,081

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Johnson County Public Building Commission
Series 2012A, Rev., 3.00%, 9/1/2022	25,000	25,110
Series 2018A, Rev., 5.00%, 9/1/2022	75,000	75,699
Johnson County Unified School District No. 229 Blue Valley Series 2015B, GO, 5.00%, 10/1/2022	20,000	20,226
Johnson County Unified School District No. 233 Olathe
Series 2017B, GO, 3.00%, 9/1/2022	30,000	30,134
Series 2016A, GO, 4.00%, 9/1/2022	35,000	35,242
Series 2017A, GO, 4.00%, 9/1/2022	175,000	176,210
Series 2016B, GO, 5.00%, 9/1/2022	150,000	151,406
Series 2016C, GO, 5.00%, 9/1/2022	85,000	85,797
Series 2016C, GO, 5.00%, 9/1/2023	50,000	52,058
Johnson County Water District No. 1 Rev., 3.00%, 1/1/2023	50,000	50,469
Kansas Development Finance Authority
Series 2012A, Rev., 5.00%, 6/1/2022	35,000	35,095
Series 2020T, Rev., 5.00%, 6/1/2022	540,000	540,000
Series 2016D, Rev., 5.00%, 7/1/2022	40,000	40,122
Series 2019F, Rev., 5.00%, 11/1/2022	240,000	243,555
Series 2020R, Rev., 5.00%, 11/1/2022	350,000	355,185
Series 2020T, Rev., 5.00%, 12/1/2022	410,000	417,179
Series 2015G, Rev., 5.00%, 4/1/2023	175,000	179,875
Series 2014C, Rev., 5.00%, 5/1/2023	195,000	195,356
Series 2015B, Rev., 5.00%, 5/1/2023	320,000	329,684
Series 2020B, Rev., 5.00%, 5/1/2023	115,000	118,587
Series 2015A, Rev., 5.00%, 5/1/2024	125,000	128,572
Series 2015G, Rev., 5.00%, 4/1/2025	230,000	235,538
Series 2015A, Rev., 5.00%, 5/1/2025	110,000	112,913
Series 2015G, Rev., 5.00%, 4/1/2026	775,000	793,598
Series 2015A, Rev., 5.00%, 5/1/2026	775,000	795,451
Kansas Turnpike Authority Series 2020A, Rev., 3.00%, 9/1/2022	90,000	90,403
Leavenworth County Unified School District No. 464 Series B, GO, 4.00%, 9/1/2022	125,000	125,830
Neosho County Unified School District No. 413 GO, AGM, 4.00%, 9/1/2023 (b)	25,000	25,709
Reno County Unified School District No. 310 GO, 3.00%, 9/1/2022	125,000	125,520
Reno County Unified School District No. 313 Buhler Series A, GO, 4.00%, 9/1/2022 (b)	265,000	266,806
Sedgwick County Public Building Commission Series 2014-1, Rev., 5.00%, 8/1/2022	35,000	35,223
Sedgwick County Unified School District No. 259 Wichita
Series 2017-A, GO, 3.00%, 10/1/2022	420,000	422,433
Series 2017A, GO, 4.00%, 10/1/2023	140,000	144,257
Sedgwick County Unified School District No. 261 Haysville GO, 4.00%, 11/1/2022	50,000	50,537
Sedgwick County Unified School District No. 265 Goddard Series 2016B, GO, 4.00%, 10/1/2022	125,000	126,114
Sedgwick County Unified School District No. 266 Maize
Series 2015A, GO, 4.00%, 9/1/2022	100,000	100,697
Series 2015A, GO, 4.00%, 9/1/2023 (b)	115,000	118,334
Seward County Unified School District No. 480 Liberal
GO, 5.00%, 9/1/2022 (b)	335,000	338,106
Series 2017-B, GO, 5.00%, 9/1/2023	10,000	10,398
State of Kansas Department of Transportation
Series 2012B, Rev., 5.00%, 9/1/2022	125,000	126,150
Series 2012C, Rev., 5.00%, 9/1/2022	80,000	80,736

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kansas — continued
Series 2015A, Rev., 5.00%, 9/1/2022	465,000	469,277
Series 2015A, Rev., 5.00%, 9/1/2023	45,000	46,869
Series 2012C, Rev., 5.00%, 9/1/2024	25,000	25,227
Series 2014A, Rev., 5.00%, 9/1/2025	85,000	90,369
University of Kansas Hospital Authority, Health System Series 2019B, Rev., 5.00%, 3/1/2023	135,000	138,513
Washburn University of Topeka Rev., 4.00%, 7/1/2022	20,000	20,045
Washington County Public Building Commission, Law Enforcement Center and Hospital Project Rev., AGM, 5.00%, 9/1/2022 (b)	100,000	100,915
Wyandotte County Unified School District No. 202 Turner GO, 5.00%, 9/1/2022	20,000	20,182
Wyandotte County Unified School District No. 203 Piper Series 2016A, GO, 4.00%, 9/1/2022	100,000	100,689
Wyandotte County, Unified Government Utility System Improvement
Series 2020-A, Rev., 3.00%, 9/1/2022	25,000	25,107
Series 2012A, Rev., 5.00%, 9/1/2022 (b)	360,000	363,293
Series 2012A, Rev., 5.00%, 9/1/2022	125,000	126,150
Series 2012B, Rev., 5.00%, 9/1/2022	85,000	85,782
Series 2012B, Rev., 5.00%, 9/1/2022 (b)	45,000	45,417
Series B, Rev., 5.00%, 9/1/2022	40,000	40,368
Wyandotte County-Kansas City Unified Government Series 2017D, GO, 5.00%, 8/1/2022	75,000	75,452
Wyandotte County-Kansas City Unified Government Public Building Series 2018A, Rev., 5.00%, 8/1/2022	130,000	130,786
Wyandotte County-Kansas City Unified Government Utility System Series 2012A, Rev., 3.50%, 9/1/2022 (b)	25,000	25,135
Wyandotte County-Kansas City Unified Government Utility System Improvement
Series 2021A, GO, AGM, 4.00%, 8/1/2022	25,000	25,110
Series 2014A, Rev., 5.00%, 9/1/2022	730,000	736,714
Series 2014A, Rev., 5.00%, 9/1/2024	100,000	106,226
Series 2016-A, Rev., 5.00%, 9/1/2024	100,000	106,226
Wyandotte County-Kansas City Unified Government Utility System, Public Utilities Series 2012A, Rev., 3.25%, 9/1/2022 (b)	25,000	25,119
Total Kansas		16,306,668
Kentucky — 0.9%
Augusta Independent School District Finance Corp. Rev., 2.00%, 2/1/2023	45,000	45,115
Barren County School District Finance Corp. Rev., 5.00%, 8/1/2022	50,000	50,301
Boone County School District Finance Corp. Series 2016B, Rev., 2.00%, 11/1/2022	125,000	125,217
Bullitt County School District Finance Corp. Series 2, Rev., 2.60%, 7/1/2022	65,000	65,070
Calloway County School District Finance Corp. Rev., 2.00%, 6/1/2023	50,000	50,134
Campbell Kenton and Boone Counties Sanitation District No. 1 Rev., 5.00%, 8/1/2022	355,000	357,231
City of Bowling Green Series 2016C, GO, 3.00%, 6/1/2022	25,000	25,000
City of Owensboro Series 2012B, GO, 4.00%, 6/1/2022 (b)	10,000	10,000
City of Owensboro, Electric Light and Power System Series B, Rev., 4.00%, 1/1/2023	50,000	50,670
City of Russell, Bon Secours Health System, Inc. Rev., 5.00%, 11/1/2022 (b)	70,000	71,072
Commonwealth of Kentucky COP, 4.00%, 6/15/2022	25,000	25,025
County of Campbell GO, 2.00%, 12/1/2022	45,000	45,159
County of Daviess Series 2012A, GO, 2.00%, 9/1/2023	50,000	50,033
County of Rowan GO, 3.00%, 6/1/2023	50,000	50,532
Crittenden County School District Finance Corp. Rev., 2.50%, 10/1/2022	25,000	25,102
Daviess County School District Finance Corp., School Building
Series 2015B, Rev., 2.00%, 6/1/2022	20,000	20,000
Rev., 5.00%, 6/1/2022	40,000	40,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Eastern Kentucky University
Series 2018A, Rev., 5.00%, 10/1/2022	30,000	30,339
Series 2012A, Rev., 5.00%, 4/1/2023	35,000	35,913
Fayette County School District Finance Corp.
Series 2020B, Rev., 4.00%, 12/1/2022	20,000	20,254
Series 2013A, Rev., 5.00%, 10/1/2023 (b)	25,000	26,091
Franklin County School District Finance Corp. Rev., 4.00%, 6/1/2022 (b)	20,000	20,000
Glasgow Electric Plant Board Series 2014B, Rev., 2.75%, 12/1/2022	25,000	25,160
Graves County School District Finance Corp. Series 2011, Rev., 3.00%, 6/1/2022	25,000	25,000
Harlan County School District Finance Corp. Rev., 2.00%, 8/1/2022	25,000	25,033
Henderson County School District Finance Corp. Rev., 2.00%, 10/1/2022	25,000	25,054
Henry County Public Properties Corp. Rev., 5.00%, 6/1/2022	125,000	125,000
Kenton County Public Properties Corp.
Rev., 3.00%, 3/1/2023	150,000	151,404
Rev., 3.00%, 3/1/2024	500,000	507,363
Kentucky Asset Liability Commission
Series 2015A, Rev., 5.00%, 9/1/2022	590,000	595,263
Series 2020A, Rev., 5.00%, 9/1/2022	30,000	30,268
Series 2013A, Rev., 5.25%, 9/1/2022	610,000	615,816
Series A-1, Rev., 5.00%, 9/1/2023	195,000	202,581
Series 2013A, Rev., 5.25%, 9/1/2023	110,000	114,614
Series 2013A, Rev., 5.25%, 9/1/2024	260,000	270,216
Series 2013A, Rev., 5.25%, 9/1/2025	310,000	321,869
Series A, Rev., 5.00%, 9/1/2026	145,000	154,093
Kentucky Bond Development Corp. Rev., 5.00%, 9/1/2022 (b)	400,000	403,709
Kentucky Economic Development Finance Authority Series 2013A, Rev., 5.25%, 1/1/2023 (b)	100,000	102,176
Kentucky Housing Corp.
Series 2020A, Rev., 0.30%, 8/1/2022 (c)	400,000	398,941
Rev., VRDO, 1.40%, 12/1/2022 (c)	50,000	50,000
Kentucky Infrastructure Authority
Series 2016A, Rev., 5.00%, 2/1/2023	20,000	20,458
Series 2018A, Rev., 3.00%, 2/1/2024	25,000	25,453
Kentucky Public Energy Authority
Series 2018A, Rev., 4.00%, 4/1/2024 (c)	155,000	157,748
Series 2018B, Rev., 4.00%, 1/1/2025 (c)	1,810,000	1,853,743
Series 2018C-1, Rev., 4.00%, 6/1/2025 (c)	395,000	405,703
Series 2020A, Rev., 4.00%, 6/1/2026 (c)	90,000	92,813
Kentucky Rural Water Finance Corp. Series 2020D, Rev., 5.00%, 2/1/2023	135,000	137,798
Kentucky State Property & Building Commission
Rev., 5.00%, 6/1/2022	25,000	25,000
Series B, Rev., 5.00%, 8/1/2022	380,000	382,305
Series A, Rev., 5.00%, 9/1/2022	40,000	40,361
Rev., AGM, 3.00%, 10/1/2022	105,000	105,566
Series 2013A, Rev., 5.00%, 10/1/2022	110,000	111,308
Rev., 5.00%, 11/1/2022	310,000	314,293
Series B, Rev., 5.00%, 11/1/2022	510,000	517,491
Rev., 5.00%, 4/1/2023	120,000	123,312
Rev., 5.00%, 5/1/2023	25,000	25,750

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Rev., 5.00%, 8/1/2023	195,000	202,236
Series B, Rev., 5.00%, 8/1/2023	870,000	902,282
Series 2013A, Rev., 5.00%, 10/1/2023	50,000	52,081
Series 2013A, Rev., 5.00%, 10/1/2023 (b)	55,000	57,400
Series B, Rev., 5.00%, 11/1/2023	215,000	224,419
Series B, Rev., 5.00%, 8/1/2026	125,000	137,291
Kentucky Turnpike Authority
Series A, Rev., 3.00%, 7/1/2022	50,000	50,072
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	200,000	200,622
Series 2012A, Rev., 5.00%, 7/1/2022	6,465,000	6,485,096
Series 2013A, Rev., 5.00%, 7/1/2022	50,000	50,152
Series 2014A, Rev., 5.00%, 7/1/2022	145,000	145,441
Series 2016A, Rev., 5.00%, 7/1/2022	435,000	436,323
Series B, Rev., 5.00%, 7/1/2022	795,000	797,419
Series 2014A, Rev., 5.00%, 7/1/2023	305,000	315,609
Series 2016A, Rev., 5.00%, 7/1/2023	875,000	905,435
Series B, Rev., 5.00%, 7/1/2023	495,000	512,218
Series 2014A, Rev., 5.00%, 7/1/2024	35,000	36,962
Series B, Rev., 5.00%, 7/1/2025	95,000	102,334
Laurel County School District Finance Corp. Rev., 4.00%, 8/1/2022	45,000	45,190
Letcher County School District Finance Corp. Rev., 3.00%, 6/1/2022	25,000	25,000
Lexington-Fayette Urban County Airport Board
Series E, Rev., 4.00%, 7/1/2022	50,000	50,114
Series 2012B, Rev., 5.00%, 7/1/2022 (b)	1,370,000	1,374,258
Lexington-Fayette Urban County Government
Series 2014A, GO, 5.00%, 9/1/2022	20,000	20,183
Series 2017A, GO, 5.00%, 9/1/2022	280,000	282,568
Series 2013A, GO, 5.00%, 10/1/2022	95,000	96,149
Series 2018A, GO, 5.00%, 10/1/2022	30,000	30,363
Series 2016D, GO, 4.00%, 5/1/2023	115,000	117,569
Series 2017A, GO, 5.00%, 9/1/2023	80,000	83,303
Series 2012B, GO, 3.00%, 7/1/2024	100,000	100,060
Lexington-Fayette Urban County Government Sewer System Series 2014A, Rev., 5.00%, 9/1/2022	100,000	100,917
Lincoln County School District Finance Corp. Rev., 2.25%, 8/1/2022	20,000	20,031
Louisville
Series 2012A, Rev., 4.00%, 6/1/2022 (b)	75,000	75,000
Series 2012A, Rev., 4.25%, 6/1/2022	5,000	5,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	90,000	90,000
Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,158
Series 2016A, GO, 5.00%, 12/1/2022	55,000	55,996
Series 2016A, Rev., 5.00%, 10/1/2023	205,000	213,642
Series 2020B, Rev., 5.00%, 10/1/2023 (c)	420,000	434,999
Series 2016A, Rev., 5.00%, 10/1/2024	660,000	697,794
Louisville and Jefferson County Metropolitan Sewer District
Rev., BAN, 3.00%, 10/14/2022	1,080,000	1,085,950
Series 2013C, Rev., 3.25%, 5/15/2023 (b)	25,000	25,396
Series 2016C, Rev., 5.00%, 5/15/2023	25,000	25,819

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Louisville Water Co.
Series 2014A, Rev., 4.00%, 11/15/2022	30,000	30,374
Rev., 5.00%, 11/15/2023	25,000	26,183
Martin County School District Finance Corp. Rev., 3.00%, 3/1/2023	50,000	50,460
McCracken County School District Finance Corp. Rev., 3.00%, 12/1/2022	25,000	25,181
Meade County School District Finance Corp. Rev., 5.00%, 9/1/2022	75,000	75,637
Nelson County School District Finance Corp. Rev., 2.00%, 12/1/2022	60,000	60,153
Northern Kentucky Water District Series 2013B, Rev., 5.00%, 2/1/2023	175,000	179,098
Oldham County School District Finance Corp. Rev., 2.00%, 9/1/2022	25,000	25,043
Pendleton County Public Properties Corp., First Mortgage, Court Facilities Project Rev., 4.00%, 12/1/2022	25,000	25,261
Pike County School District Finance Corp., School Building Rev., 2.38%, 6/1/2022	20,000	20,000
Scott County School District Finance Corp.
Rev., 4.00%, 1/1/2023	25,000	25,345
Rev., 2.00%, 5/1/2023	100,000	100,218
Rev., 5.00%, 6/1/2025	20,000	21,465
University of Kentucky, General Receipts
Series 2014D, Rev., 5.00%, 10/1/2022	75,000	75,922
Series 2015B, Rev., 5.00%, 10/1/2022	110,000	111,353
Series 2017A, Rev., 5.00%, 10/1/2022	150,000	151,844
Series 2014A, Rev., 5.00%, 4/1/2023	20,000	20,571
Series 2015A, Rev., 5.00%, 4/1/2023	25,000	25,713
Series 2017B, Rev., 3.00%, 10/1/2023	85,000	86,437
Series 2019A, Rev., 5.00%, 11/1/2023	125,000	130,673
Series 2015B, Rev., 5.00%, 10/1/2024	20,000	21,347
University of Louisville, General Receipts
Series 2016C, Rev., 4.00%, 9/1/2022	120,000	120,743
Series 2021B, Rev., 5.00%, 9/1/2025	895,000	974,128
Series 2021B, Rev., 5.00%, 9/1/2026	945,000	1,049,940
Versailles Public Properties, Inc., KCTCS Project Rev., 5.00%, 12/1/2022	100,000	101,726
Wayne County School District Finance Corp. Rev., 3.00%, 8/1/2022	20,000	20,056
Woodford County School District Finance Corp. Series 2012A, Rev., 2.50%, 7/1/2022	20,000	20,020
Total Kentucky		29,989,662
Louisiana — 0.8%
Calcasieu Parish School District No. 23, Public School Improvement GO, 5.00%, 9/1/2022	50,000	50,436
City of Alexandria Series 2013A, Rev., 5.00%, 5/1/2023 (b)	135,000	139,236
City of Hammond, Sales and Use Tax Rev., 4.00%, 12/1/2022	80,000	81,066
City of Lafayette, Utilities
Rev., 5.00%, 11/1/2022	50,000	50,739
Rev., 5.00%, 11/1/2022 (b)	90,000	91,360
City of New Orleans GO, 5.00%, 12/1/2024	25,000	25,384
City of New Orleans, Sewerage Service
Rev., 5.00%, 6/1/2022	200,000	200,000
Rev., 5.00%, 6/1/2023	15,000	15,474
City of Shreveport, Water and Sewer
GO, 5.00%, 9/1/2022	200,000	201,688
Series 2014A, Rev., 5.00%, 12/1/2022	80,000	81,381
City of West Monroe, Sales & Use Tax Rev., 2.00%, 12/1/2022	20,000	20,055

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Consolidated Government of the City of Baton Rouge and Parish of E Baton Rouge, Sales Tax
Rev., 5.00%, 8/1/2022	30,000	30,180
Rev., AGM, 5.00%, 8/1/2022	25,000	25,152
East Baton Rouge Sewerage Commission Series 2021A, Rev., 5.00%, 2/1/2023	75,000	76,781
Jefferson Sales Tax District Series 2019A, Rev., AGM, 5.00%, 12/1/2022	325,000	330,527
Lafayette Consolidated Government Rev., AGM, 5.00%, 11/1/2022	150,000	152,172
Lafayette Public Power Authority
Rev., 5.00%, 11/1/2022	50,000	50,749
Rev., 5.00%, 11/1/2022 (b)	75,000	76,149
Lafayette Public Trust Financing Authority Rev., AGM, 3.00%, 10/1/2022	25,000	25,131
Louisiana Energy & Power Authority
Series 2013A, Rev., AGM, 4.50%, 6/1/2023 (b)	40,000	41,120
Series 2013A, Rev., AGM, 5.00%, 6/1/2023 (b)	155,000	160,102
Series 2013A, Rev., AGM, 5.25%, 6/1/2023 (b)	50,000	51,769
Louisiana Housing Corp. Rev., 0.35%, 11/1/2022 (c)	2,000,000	1,985,844
Louisiana Local Government Environmental Facilities and Community Development Authority
Rev., 5.00%, 6/1/2022	200,000	200,000
Rev., 3.50%, 8/1/2022 (b)	25,000	25,096
Rev., 5.00%, 8/1/2022	25,000	25,153
Rev., 2.38%, 9/1/2022	30,000	30,072
Series 2017A, Rev., 3.00%, 10/1/2022	75,000	75,405
Rev., 5.00%, 12/1/2022	25,000	25,453
Series 2013A, Rev., 4.00%, 2/1/2023 (b)	85,000	86,391
Rev., 5.00%, 4/1/2023	100,000	102,777
Rev., 5.00%, 5/1/2023	100,000	103,017
Rev., 5.00%, 11/1/2023	100,000	104,438
Rev., 4.00%, 10/1/2025	130,000	137,432
Louisiana Office Facilities Corp.
Rev., 5.00%, 11/1/2022	385,000	390,703
Rev., 5.00%, 11/1/2023	125,000	130,530
Louisiana Public Facilities Authority
Rev., 5.00%, 6/1/2022	190,000	190,000
Rev., 4.00%, 7/1/2022 (b)	170,000	170,392
Rev., 5.00%, 7/1/2022 (b)	525,000	526,632
Series 2016A, Rev., 5.00%, 12/15/2022 (b)	25,000	25,476
Series 2016A, Rev., 5.00%, 12/15/2022	35,000	35,654
Rev., 5.00%, 5/15/2023	285,000	293,787
Rev., 5.00%, 5/15/2025 (c)	315,000	336,019
Rev., 5.00%, 6/1/2025	170,000	180,013
Rev., 4.00%, 11/1/2025 (b)	605,000	638,897
Rev., 5.00%, 11/1/2025 (b)	160,000	174,190
Series 2016A, Rev., 5.00%, 12/15/2026	130,000	142,846
Louisiana Stadium & Exposition District Series 2013A, Rev., 5.00%, 7/1/2022	175,000	175,504
Louisiana State Citizens Property Insurance Corp. Rev., AGM, 5.00%, 6/1/2022 (b)	175,000	175,000
Louisiana State University & Agricultural & Mechanical College
Rev., 5.00%, 7/1/2022	100,000	100,297
Series 2016A, Rev., 5.00%, 7/1/2022	375,000	376,116
Parish of Plaquemines Rev., 5.00%, 3/1/2025	100,000	106,779

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 2.00%, 4/1/2023 (c)	3,610,000	3,576,457
Richland Parish School District No. 4 GO, AGM, 4.00%, 3/1/2023	50,000	50,848
St. Charles Parish School Board Rev., 5.00%, 8/1/2022	20,000	20,119
St. Tammany Parish Sales Tax District No. 3 Rev., 5.00%, 6/1/2023	25,000	25,836
St. Tammany Parish Wide School District No. 12 GO, 5.00%, 3/1/2023	50,000	51,237
State of Louisiana
Series 2012C, GO, 5.00%, 7/15/2022	560,000	562,604
Series 2012-C, GO, 5.00%, 7/15/2022 (b)	185,000	185,853
Series 2013-C, GO, 5.00%, 7/15/2022	400,000	401,860
Series 2012-A, GO, 5.00%, 8/1/2022	475,000	478,009
Series 2012-A, GO, 5.00%, 8/1/2022 (b)	530,000	533,304
Series 2014-C, GO, 5.00%, 8/1/2022	75,000	75,475
Series 2016-B, GO, 5.00%, 8/1/2022	85,000	85,538
Rev., 5.00%, 9/1/2022	590,000	595,560
Series 2016A, GO, 5.00%, 9/1/2022	75,000	75,707
Series 2019A, Rev., 5.00%, 9/1/2022	140,000	141,319
Series D-1, GO, 5.00%, 12/1/2022	25,000	25,457
Series 2014A, GO, 5.00%, 2/1/2023	60,000	61,405
Series 2015-A, GO, 5.00%, 5/1/2023	20,000	20,622
Series 2014-C, GO, 5.00%, 8/1/2023	10,000	10,385
Rev., 5.00%, 9/1/2023	15,000	15,621
Series 2019A, Rev., 5.00%, 9/1/2023	95,000	98,934
Series 2014-C, GO, 5.00%, 8/1/2024	50,000	53,076
Series 2016-B, GO, 5.00%, 8/1/2026	70,000	77,556
State of Louisiana Gasoline and Fuels Tax Series B, Rev., 5.00%, 5/1/2023	100,000	103,110
State of Louisiana Gasoline and Fuels Tax, Second Lien
Series 2017A, Rev., 0.60%, 5/1/2023 (c)	2,880,000	2,825,038
Series 2017D, Rev., 0.60%, 5/1/2023 (c)	115,000	112,805
Series B, Rev., 5.00%, 5/1/2023	25,000	25,777
Series 2022A, Rev., (SOFR + 0.50%), 1.05%, 5/1/2026 (e)	7,940,000	7,788,127
West Ouachita Parish School District Rev., 4.00%, 9/1/2022	25,000	25,169
Total Louisiana		27,149,372
Maine — 0.2%
City of Bangor
Series 2012B, GO, 3.00%, 7/15/2022 (b)	65,000	65,147
Series 2012B, GO, 4.00%, 7/15/2022 (b)	20,000	20,070
City of Biddeford GO, 2.50%, 10/1/2022	400,000	401,647
City of Lewiston, Public Improvement GO, 4.00%, 4/15/2023	25,000	25,540
City of Portland, General Airport Rev., 5.00%, 7/1/2022	25,000	25,069
City of South Portland Series 2020A, GO, 5.00%, 8/15/2022	50,000	50,386
County of Cumberland
GO, 3.00%, 12/1/2022 (b)	25,000	25,203
GO, 2.00%, 4/1/2023	30,000	30,119
Maine Governmental Facilities Authority
Series 2015B, Rev., 5.00%, 10/1/2022	180,000	182,123
Series 2017A, Rev., 5.00%, 10/1/2022	140,000	141,651
Series 2020A, Rev., 5.00%, 10/1/2022	45,000	45,531

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — continued
Series 2015B, Rev., 2.00%, 10/1/2023	10,000	10,038
Maine Health and Higher Educational Facilities Authority
Series 2017A, Rev., 5.00%, 7/1/2022	120,000	120,376
Series 2019A, Rev., 5.00%, 7/1/2022	100,000	100,304
Series 2014A, Rev., 5.00%, 7/1/2023	85,000	88,022
Series 2017A, Rev., 5.00%, 7/1/2023	830,000	859,506
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	25,878
Series 2019A, Rev., 5.00%, 7/1/2023	50,000	51,750
Series 2020A, Rev., 5.00%, 7/1/2023 (b)	339,310	351,298
Series 2020A, Rev., 5.00%, 7/1/2023	260,690	269,958
Series 2020B, Rev., 4.00%, 7/1/2024	150,000	154,911
Maine Municipal Bond Bank
Series 2016A, Rev., 3.00%, 9/1/2022	110,000	110,471
Series 2014A, Rev., 5.00%, 9/1/2022	195,000	196,794
Series 2015A, Rev., 5.00%, 9/1/2022	595,000	600,757
Series 2016A, Rev., 3.00%, 11/1/2022	40,000	40,287
Series 2014C, Rev., 4.00%, 11/1/2022	25,000	25,282
Series 2016C, Rev., 4.00%, 11/1/2022	25,000	25,282
Series B, Rev., 4.00%, 11/1/2022	95,000	96,072
Series 2010C, Rev., 5.00%, 11/1/2022	215,000	218,311
Series 2012B, Rev., 5.00%, 11/1/2022	60,000	60,924
Series 2014C, Rev., 5.00%, 11/1/2022	20,000	20,308
Series 2015A, Rev., 5.00%, 11/1/2022	75,000	76,155
Series 2016B, Rev., 5.00%, 11/1/2022	55,000	55,847
Series 2018A, Rev., 5.00%, 11/1/2022	95,000	96,463
Series 2018B, Rev., 5.00%, 11/1/2022	20,000	20,308
Series 2019A, Rev., 5.00%, 11/1/2022	50,000	50,770
Series 2020A, Rev., 5.00%, 11/1/2022	20,000	20,308
Series C, Rev., 5.00%, 11/1/2022	200,000	203,080
Series D, Rev., 5.00%, 11/1/2022	160,000	162,464
Series 2020A, Rev., 5.00%, 9/1/2023	40,000	41,586
Series 2016C, Rev., 4.00%, 11/1/2023	25,000	25,794
Series 2016B, Rev., 5.00%, 11/1/2023	75,000	78,425
Series 2018B, Rev., 5.00%, 11/1/2023	20,000	20,913
Series 2019A, Rev., 5.00%, 11/1/2023	120,000	125,481
Series 2014C, Rev., 5.00%, 11/1/2024	25,000	26,756
Maine School Administrative District No. 28 Series 2019A, GO, 5.00%, 5/1/2023	50,000	51,555
Maine School Administrative District No. 51
GO, 2.50%, 10/15/2022	100,000	100,448
GO, 4.00%, 8/1/2025	50,000	52,940
Maine State Housing Authority Series 2016A, Rev., 1.70%, 11/15/2022	25,000	25,019
Maine Turnpike Authority
Series 2012A, Rev., 3.00%, 7/1/2022	100,000	100,148
Rev., 5.00%, 7/1/2022	45,000	45,138
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	100,000	100,311
Series 2012B, Rev., 5.00%, 7/1/2022 (b)	50,000	50,155
Rev., 5.00%, 7/1/2023	10,000	10,353
Regional School Unit No. 1 Lower Kennebec Region School Unit GO, 5.00%, 11/1/2022	75,000	76,139

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — continued
Regional School Unit No. 21 GO, 5.00%, 11/1/2022	25,000	25,380
State of Maine
Series 2014B, GO, 5.00%, 6/1/2022	100,000	100,000
Series 2016B, GO, 5.00%, 6/1/2022	55,000	55,000
Series 2017B, GO, 5.00%, 6/1/2022	75,000	75,000
Series 2017B, GO, 5.00%, 6/1/2023	10,000	10,342
Town of Cumberland GO, 5.00%, 5/1/2023	35,000	36,098
Town of Gorham Series 2020A, GO, 2.00%, 10/1/2022	50,000	50,127
Town of Scarborough
GO, 4.00%, 11/1/2022 (b)	70,000	70,784
GO, 5.00%, 11/1/2022	25,000	25,375
University of Maine System
Rev., 5.00%, 3/1/2023	70,000	71,816
Rev., 5.00%, 3/1/2025	55,000	59,384
Total Maine		6,634,877
Maryland — 0.4%
City of Annapolis, Public Improvement Series 2017B, GO, 5.00%, 8/1/2022	55,000	55,347
City of Baltimore Series D, Rev., 5.00%, 7/1/2023	25,000	25,905
City of Baltimore, Consolidated Public Improvement
Series 2013A, GO, 4.00%, 10/15/2022 (b)	60,000	60,612
Series 2021A, GO, 4.00%, 10/15/2022	20,000	20,201
Series 2013A, GO, 5.00%, 10/15/2022	55,000	55,755
Series 2013B, GO, 5.00%, 10/15/2022	55,000	55,755
Series 2014A, GO, 5.00%, 10/15/2022	55,000	55,755
Series 2017A, GO, 5.00%, 10/15/2022	25,000	25,343
City of Baltimore, Stormwater Projects Series 2019A, Rev., 4.00%, 7/1/2022	30,000	30,070
City of Baltimore, Wastewater Projects
Series 2013C, Rev., 5.00%, 7/1/2022	25,000	25,079
Series 2013D, Rev., 5.00%, 7/1/2022	25,000	25,079
Series 2017B, Rev., 5.00%, 7/1/2022	20,000	20,063
Series 2013C, Rev., 5.00%, 7/1/2023	30,000	31,086
City of Baltimore, Water Projects
Series 2013A, Rev., 5.00%, 7/1/2022	100,000	100,314
Series 2013B, Rev., 5.00%, 7/1/2022	25,000	25,079
City of Frederick, Public Improvement GO, 5.00%, 9/1/2022	50,000	50,472
City of Hagerstown Series 2017A, GO, 4.00%, 6/1/2022	80,000	80,000
City of Rockville Series 2014B, GO, 5.00%, 6/1/2022	20,000	20,000
County of Anne Arundel GO, 5.00%, 10/1/2022	130,000	131,620
County of Anne Arundel, Arundel Mills Project Rev., 5.00%, 7/1/2023	50,000	51,832
County of Anne Arundel, Consolidated General Improvement GO, 5.00%, 4/1/2023	60,000	61,742
County of Anne Arundel, Consolidated Water and Sewer GO, 5.00%, 10/1/2022	65,000	65,810
County of Baltimore, Consolidated Public Improvement
GO, 5.00%, 8/1/2022 (b)	175,000	176,106
Series 2014B, GO, 5.00%, 8/1/2022	25,000	25,158
GO, 5.00%, 3/1/2023	70,000	71,832
GO, 5.00%, 2/1/2025	25,000	26,974
County of Baltimore, Equipment Acquisition Program COP, 5.00%, 10/1/2022	250,000	253,066

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
County of Baltimore, Metropolitan District GO, 5.00%, 8/1/2022	70,000	70,442
County of Baltimore, Metropolitan District 76th Issue GO, 5.00%, 2/1/2023	25,000	25,589
County of Baltimore, Metropolitan District, Public Improvement
Series 2014C, GO, 4.00%, 9/1/2022	25,000	25,174
Series 2014B, GO, 4.50%, 9/1/2022	50,000	50,408
County of Calvert, Consolidated Public Improvement GO, 5.00%, 7/1/2022	135,000	135,427
County of Carroll, Consolidated Public Improvement
Series 2019A, GO, 4.00%, 11/1/2022	40,000	40,457
GO, 5.00%, 11/1/2022	95,000	96,475
County of Cecil GO, 4.00%, 12/1/2022	130,000	131,700
County of Cecil, County Commissioners, Consolidated Public Improvement GO, 3.38%, 11/1/2022 (b)	25,000	25,213
County of Charles, Consolidated Public Improvement
GO, 5.00%, 10/1/2022	70,000	70,872
GO, 5.00%, 11/1/2022	25,000	25,385
GO, 5.00%, 7/15/2023	45,000	46,701
County of Frederick, Public Facilities
GO, 4.00%, 8/1/2022	115,000	115,533
Series 2016A, GO, 5.00%, 8/1/2022	25,000	25,157
County of Harford, Consolidated Public Improvement GO, 5.00%, 9/15/2022	225,000	227,444
County of Harford, Public Improvement GO, 5.00%, 10/1/2022	25,000	25,312
County of Howard, Consolidated Public Improvement
GO, 5.00%, 2/15/2023 (b)	20,000	20,500
Series 2017B, GO, 5.00%, 2/15/2023	35,000	35,897
County of Howard, Metropolitan District Project
Series 2019B, GO, 5.00%, 8/15/2022	50,000	50,400
Series 2015A, GO, 3.25%, 2/15/2023 (b)	25,000	25,313
Series 2015A, GO, 3.38%, 2/15/2023 (b)	20,000	20,268
County of Montgomery Series 2021A, GO, 5.00%, 8/1/2022	40,000	40,257
County of Montgomery, Consolidated Public Improvement
Series 2017C, GO, 5.00%, 10/1/2022	25,000	25,316
Series 2017D, GO, 3.00%, 11/1/2022	100,000	100,738
Series 2017A, GO, 5.00%, 11/1/2022	80,000	81,249
Series 2015B, GO, 5.00%, 12/1/2022	40,000	40,741
Series 2016A, GO, 5.00%, 12/1/2022	25,000	25,463
Series 2015B, GO, 5.00%, 12/1/2023	115,000	120,669
County of Montgomery, Metrorail Garage Project Rev., 5.00%, 6/1/2022	75,000	75,000
County of Montgomery, Montgomery College Series 2016A, COP, 5.00%, 11/1/2022	70,000	71,040
County of Prince George's COP, 5.00%, 10/15/2022	35,000	35,471
County of Prince George's, Consolidated Public Improvement
Series 2016A, GO, 5.00%, 7/1/2022	75,000	75,237
Series 2016B, GO, 4.00%, 7/15/2022	100,000	100,347
Series 2019A, GO, 5.00%, 7/15/2022	40,000	40,186
Series 2013C, GO, 5.00%, 8/1/2022	175,000	176,111
Series 2014A, GO, 5.00%, 9/1/2022	70,000	70,661
Series 2013A, GO, 3.00%, 3/1/2023	25,000	25,290
Series 2013B, GO, 3.00%, 3/1/2023	45,000	45,522
Series 2013A, GO, 3.00%, 3/1/2024	30,000	30,358
County of Prince George's, Suitland Public Infrastructure COP, 4.00%, 10/1/2022	25,000	25,221

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
County of Queen Anne's, Public Facilities
GO, 5.00%, 7/1/2022	25,000	25,080
GO, 5.00%, 1/15/2023	50,000	51,125
County of St. Mary's, Consolidated Public Improvement GO, 5.00%, 8/1/2022	100,000	100,617
County of Washington
GO, 4.00%, 1/1/2023	90,000	91,321
GO, 5.00%, 1/1/2023	35,000	35,715
County of Washington, Consolidated Public Improvement GO, 4.00%, 7/1/2023	30,000	30,747
County of Washington, Public Improvement
GO, 3.00%, 7/1/2022 (b)	40,000	40,061
GO, 5.00%, 7/1/2022	25,000	25,077
County of Wicomico, Public Improvement
GO, 5.00%, 10/1/2022	25,000	25,312
GO, 5.00%, 11/1/2022	50,000	50,770
Maryland Community Development Administration
Series 2020D, Rev., 0.30%, 9/1/2022	330,000	329,184
Series 2018A, Rev., 2.60%, 9/1/2022	25,000	25,078
Series 2019A, Rev., 2.10%, 3/1/2024	20,000	19,953
Maryland Community Development Administration Local Government Infrastructure
Series 2012B-1, Rev., 2.25%, 6/1/2022	25,000	25,000
Series A-2, Rev., 3.00%, 6/1/2022	50,000	50,000
Maryland Health & Higher Educational Facilities Authority
Rev., 4.00%, 7/1/2022	25,000	25,057
Series 2012A, Rev., 4.00%, 7/1/2022 (b)	20,000	20,047
Series 2013A, Rev., 4.00%, 7/1/2022 (b)	125,000	125,294
Rev., 5.00%, 7/1/2022	655,000	656,992
Rev., 5.00%, 7/1/2022 (b)	870,000	872,704
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	205,000	205,638
Series 2012A, Rev., 5.00%, 7/1/2022	40,000	40,106
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,079
Series 2013B, Rev., 5.00%, 7/1/2022	125,000	125,400
Series 2012A, Rev., 3.00%, 10/1/2022	50,000	50,278
Rev., 5.00%, 7/1/2023	160,000	165,688
Rev., 5.00%, 7/1/2025	45,000	48,266
Maryland Industrial Development Financing Authority Rev., 5.00%, 9/1/2022	55,000	55,500
Maryland National Capital Park & Planning Commission Series MC-2021A, Rev., 5.00%, 12/1/2022 (b)	50,000	50,908
Maryland Stadium Authority
Rev., 5.00%, 6/15/2022	30,000	30,041
Rev., 5.00%, 6/15/2023	65,000	67,192
Maryland State Transportation Authority Rev., 5.00%, 7/1/2022	205,000	205,651
St. Mary's College of Maryland
Series 2012A, Rev., 4.00%, 9/1/2022	50,000	50,332
Series 2018A, Rev., 4.00%, 9/1/2022	40,000	40,266
State of Maryland
Series B, GO, 4.00%, 8/1/2022	75,000	75,352
Series C, GO, 5.00%, 8/1/2022	75,000	75,483
Series 2015A, GO, 5.00%, 3/1/2023 (b)	65,000	66,706

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — continued
State of Maryland Department of Transportation, Second Issue
Rev., 5.00%, 10/1/2022	205,000	207,576
Rev., 5.00%, 6/1/2025	65,000	66,994
State of Maryland Department of Transportation, Third Issue Rev., 5.00%, 12/15/2022	150,000	152,958
State of Maryland, Department of Transportation
Rev., 5.00%, 6/1/2022	210,000	210,000
Rev., 4.00%, 9/1/2022	55,000	55,389
Rev., 5.00%, 9/1/2022	70,000	70,667
Rev., 5.00%, 10/1/2022	210,000	212,639
Rev., 5.00%, 12/1/2022	35,000	35,630
Rev., 5.00%, 2/1/2023	75,000	76,786
Rev., 5.00%, 2/15/2023	255,000	261,387
Rev., 5.00%, 5/1/2023	20,000	20,631
Rev., 5.00%, 10/1/2023	40,000	41,757
Rev., 5.00%, 11/1/2023	40,000	41,850
Rev., 5.00%, 12/15/2023	50,000	52,478
State of Maryland, State and Local Facilities Loan of 2012 Series 2012C, GO, 4.00%, 8/15/2022	100,000	100,589
State of Maryland, State and Local Facilities Loan of 2014
Series 2014-2-C, GO, 5.00%, 8/1/2022	190,000	191,223
Series 2014B, GO, 5.00%, 8/1/2022 (b)	390,000	392,464
Series B, GO, 5.00%, 8/1/2022	125,000	125,804
Series B, GO, 5.00%, 8/1/2022 (b)	235,000	236,484
State of Maryland, State and Local Facilities Loan of 2015
Series A, GO, 5.00%, 8/1/2022	50,000	50,322
Series 2015A, GO, 4.00%, 3/1/2023 (b)	20,000	20,377
Series 2015A, GO, 5.00%, 3/1/2023 (b)	150,000	153,938
State of Maryland, State and Local Facilities Loan of 2016 Series 1, GO, 5.00%, 6/1/2022	160,000	160,000
State of Maryland, State and Local Facilities Loan of 2017
Series 2017A, GO, 5.00%, 8/1/2022	125,000	125,804
Series 2017B, GO, 5.00%, 8/1/2022	580,000	583,732
Series 2017A, GO, 5.00%, 8/1/2023	70,000	72,779
State of Maryland, State and Local Facilities Loan of 2018 Series 2018B, GO, 5.00%, 8/1/2022	335,000	337,156
Town of Ocean City, Mayor and City Council, Municipal Purpose GO, 4.00%, 10/1/2022	50,000	50,459
Town of Ocean City, Municipal Purpose Loan
GO, 5.00%, 1/15/2023	85,000	86,874
GO, 4.00%, 10/1/2023	35,000	35,265
University System of Maryland, Auxiliary Facility and Tuition
Series 2012D, Rev., 5.00%, 10/1/2022	45,000	45,562
Series 2017B, Rev., 5.00%, 4/1/2023	25,000	25,728
Series 2019A, Rev., 5.00%, 4/1/2023	70,000	72,038
Washington Suburban Sanitary Commission, Consolidated Public Improvement
Rev., 3.00%, 6/1/2022	165,000	165,000
Rev., 4.00%, 6/1/2022	55,000	55,000
Rev., 5.00%, 6/1/2022	275,000	275,000
Rev., 5.00%, 6/1/2022 (b)	25,000	25,000
Rev., 5.00%, 6/1/2023 (b)	35,000	36,188
Total Maryland		13,053,147

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — 2.7%
Berkshire Hills Regional School District GO, 5.00%, 10/15/2022	55,000	55,757
Boston Water and Sewer Commission
Series 2012A, Rev., 3.50%, 11/1/2022 (b)	20,000	20,181
Series 2012A, Rev., 4.00%, 11/1/2022 (b)	25,000	25,281
Series 2012A, Rev., 4.25%, 11/1/2022	130,000	131,607
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	160,000	162,457
Series A, Rev., 5.00%, 11/1/2022	195,000	198,011
Series B, Rev., 5.00%, 11/1/2023 (b)	25,000	26,153
Bristol-Plymouth Regional Vocational Technical School District GO, BAN, 3.25%, 2/28/2023 (f)	6,000,000	6,037,326
City of Amesbury GO, 4.00%, 9/1/2022	25,000	25,168
City of Beverly GO, 5.00%, 1/15/2023	50,000	51,106
City of Beverly, Municipal Purpose Loan GO, 3.00%, 9/1/2022	40,000	40,178
City of Boston
Series 2013D, GO, 3.00%, 10/1/2022 (b)	20,000	20,115
Series 2013A, GO, 4.00%, 3/1/2023 (b)	30,000	30,568
Series 2016A, GO, 5.00%, 3/1/2023	20,000	20,524
Series 2010B, GO, 3.00%, 4/1/2023	40,000	40,494
Series 2013B, GO, 4.00%, 1/1/2024	20,000	20,284
City of Cambridge
Series 2015A, GO, 4.00%, 2/15/2023	20,000	20,360
GO, 5.00%, 2/15/2023	65,000	66,623
City of Fall River
GO, 4.00%, 7/15/2022	35,000	35,115
GO, 4.00%, 12/1/2022	180,000	182,263
City of Framingham, Municipal Purpose Loan
GO, 5.00%, 11/1/2022	115,000	116,786
GO, 5.00%, 12/1/2022	105,000	106,933
GO, 5.00%, 12/15/2022	45,000	45,887
City of Franklin, Otterbeit Homes GO, 5.00%, 12/15/2022	45,000	45,887
City of Holyoke GO, 3.25%, 9/1/2022 (b)	20,000	20,098
City of Lowell GO, 4.00%, 9/1/2022	40,000	40,277
City of Lowell, Municipal Purpose Loan GO, 5.00%, 9/1/2022	110,000	111,031
City of Malden, Municipal Purpose Loan
GO, 5.00%, 11/15/2022	25,000	25,410
Series 2012A, GO, 5.00%, 12/15/2022	50,000	50,959
City of Marlborough, Municipal Purpose Loan
GO, 4.00%, 6/15/2022	25,000	25,026
GO, 5.00%, 6/15/2022	20,000	20,028
City of Melrose Series 2012A, GO, 2.00%, 11/1/2022	40,000	40,122
City of Newton Series B, GO, 3.00%, 11/1/2022	50,000	50,357
City of Northampton GO, 5.00%, 9/1/2022	35,000	35,315
City of Northampton, Municipal Purpose Loan GO, 4.00%, 6/1/2023	25,000	25,594
City of Peabody, Municipal Purpose Loan
GO, 4.00%, 10/1/2022	35,000	35,317
Series 2015A, GO, 5.00%, 11/15/2022	30,000	30,497
City of Quincy
GO, 5.00%, 6/1/2022	20,000	20,000
GO, 5.00%, 6/15/2022	25,000	25,035

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
GO, BAN, 2.00%, 7/8/2022	55,000	55,057
GO, BAN, 1.50%, 9/16/2022	110,000	110,098
City of Revere GO, 5.00%, 9/1/2022	80,000	80,734
City of Salem, Municipal Purpose Loan GO, 5.00%, 9/15/2022	25,000	25,264
City of Salem, State Qualified Municipal Loan GO, 4.00%, 9/1/2022	75,000	75,524
City of Somerville GO, 4.00%, 8/15/2022	70,000	70,397
City of Somerville, Municipal Purpose Loan of 2013 GO, 5.00%, 10/1/2022	70,000	70,858
City of Somerville, Municipal Purpose Loan of 2015 GO, 4.00%, 10/15/2022	45,000	45,448
City of Springfield
GO, BAN, 1.50%, 6/24/2022	7,276,552	7,276,054
GO, 4.00%, 9/1/2022	80,000	80,553
City of Taunton, Muni Purpose Loan GO, 5.00%, 9/15/2022	265,000	267,863
City of Taunton, State Qualified GO, 4.00%, 6/1/2022	50,000	50,000
City of Waltham GO, 5.00%, 10/15/2022	55,000	55,763
City of Waltham, Municipal Purpose Loan GO, 4.10%, 2/1/2023	35,000	35,076
City of Woburn, Municipal Purpose Loan
GO, 5.00%, 9/15/2022	130,000	131,412
GO, 4.00%, 11/15/2022	140,000	141,714
GO, 2.63%, 11/15/2025	100,000	100,276
City of Worcester
Series 2015A, GO, 5.00%, 6/15/2022	40,000	40,057
Series 2014A, GO, 4.00%, 11/1/2022 (b)	25,000	25,281
Series 2014A, GO, 5.00%, 11/1/2022 (b)	55,000	55,845
GO, 5.00%, 2/15/2023	25,000	25,624
City of Worcester, Municipal Purpose Loan
Series 2014A, GO, 3.00%, 11/1/2022 (b)	45,000	45,315
Series 2014A, GO, 4.00%, 11/1/2022	70,000	70,790
Commonwealth of Massachusetts
Series 2016A, GO, 5.00%, 7/1/2022	55,000	55,177
Series 2016B, GO, 5.00%, 7/1/2022	315,000	316,013
Series 2018B, GO, 5.00%, 7/1/2022	75,000	75,241
Series 2019A, GO, 5.00%, 7/1/2022	165,000	165,531
Series C, GO, 5.00%, 7/1/2022	60,000	60,193
Series 2013B, GO, 5.00%, 8/1/2022	280,000	281,806
Series C, GO, 5.00%, 8/1/2022	100,000	100,645
Series 2004A, GO, 5.25%, 8/1/2022	425,000	427,915
Series B, GO, 5.25%, 8/1/2022	385,000	387,641
Series B, GO, NATL-RE-IBC, 5.25%, 8/1/2022	370,000	372,538
Series 2018C, GO, 5.00%, 9/1/2022	50,000	50,480
Series 2018E, GO, 5.00%, 9/1/2022	20,000	20,192
Series E, GO, 5.00%, 9/1/2022	145,000	146,392
Series E, GO, 5.00%, 9/1/2022 (b)	120,000	121,131
Series B, GO, AGM, 5.25%, 9/1/2022	330,000	333,371
Series C, GO, 5.00%, 10/1/2022	215,000	217,723
Series 2017E, GO, 5.00%, 11/1/2022	45,000	45,703
Series 2021B, GO, 5.00%, 11/1/2022	20,000	20,312
Series F, GO, 5.00%, 11/1/2022 (b)	785,000	797,058
Series 2004C, GO, AGM, 5.50%, 12/1/2022	230,000	234,827

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Series C, GO, AMBAC, 5.50%, 12/1/2022	390,000	398,185
Rev., NATL-RE, 5.50%, 1/1/2023	50,000	51,069
Series 2016C, GO, 5.00%, 4/1/2023	20,000	20,589
Series 2019C, GO, 5.00%, 5/1/2023	30,000	30,961
Series 2020A, GO, 5.00%, 6/1/2023 (c)	650,000	669,826
Series 2016A, GO, 5.00%, 7/1/2023	95,000	98,533
Series B, GO, 5.25%, 8/1/2023	85,000	88,599
Series C, GO, 5.00%, 10/1/2023	25,000	26,108
Series 2016H, GO, 5.00%, 12/1/2023	55,000	57,694
Series 2015A, GO, 5.00%, 5/1/2024	80,000	82,390
Commonwealth of Massachusetts Federal Highway
Series 2013A, Rev., GAN, 4.00%, 6/15/2022 (b)	50,000	50,053
Series 2017A, Rev., GAN, 5.00%, 6/15/2022	100,000	100,276
Series 2014A, Rev., GAN, 5.00%, 6/15/2024	25,000	26,555
Series 2016A, Rev., GAN, 5.00%, 6/15/2024	25,000	25,785
Series 2017A, Rev., GAN, 5.00%, 6/15/2024	20,000	20,639
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program
Rev., GAN, 5.00%, 6/15/2022	525,000	525,747
Rev., GAN, 5.00%, 6/15/2022 (b)	440,000	440,623
Series 2013A, Rev., GAN, 5.00%, 6/15/2022	380,000	380,531
Series 2013A, Rev., GAN, 5.00%, 6/15/2022 (b)	195,000	195,276
Series 2014A, Rev., GAN, 5.00%, 6/15/2022	125,000	125,178
Series 2016A, Rev., GAN, 5.00%, 6/15/2022	315,000	315,868
Commonwealth of Massachusetts Transportation Fund
Series 2021A, Rev., 5.00%, 6/1/2022	50,000	50,000
Series 2016A, Rev., 5.00%, 6/1/2023	20,000	20,668
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series 2017A, Rev., 5.00%, 6/1/2023	55,000	56,838
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement Program
Series 2015A, Rev., 4.00%, 6/1/2022	25,000	25,000
Series 2015A, Rev., 5.00%, 6/1/2022	655,000	655,000
Commonwealth of Massachusetts, Consolidated Loan of 2014
Series C, GO, 5.00%, 7/1/2022 (b)	1,475,000	1,479,658
Subseries D-2, GO, 1.70%, 8/1/2022 (c)	705,000	705,349
Series E, GO, 2.00%, 9/1/2022	100,000	100,222
Series E, GO, 5.00%, 9/1/2022 (b)	655,000	661,172
Series F, GO, 5.00%, 11/1/2022 (b)	345,000	350,299
Series 2, GO, 5.00%, 4/1/2023	75,000	77,209
Series C, GO, 5.00%, 7/1/2023	50,000	50,145
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016H, GO, 5.00%, 12/1/2022	40,000	40,741
Commonwealth of Massachusetts, Consolidated Loan of 2017 Series 2017C, GO, 5.00%, 2/1/2023	40,000	40,964
Commonwealth of Massachusetts, Consolidated Loan of 2020
Series 2020E, GO, 5.00%, 11/1/2022	20,000	20,312
Series 2020A, GO, 5.00%, 3/1/2023	60,000	61,607
Lynn Water & Sewer Commission Series 2013A, Rev., 5.00%, 12/1/2022	50,000	50,893
Manchester Essex Regional School District
GO, 4.00%, 1/15/2023	25,000	25,396
GO, 5.00%, 2/1/2023	35,000	35,820

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Bay Transportation Authority Assessment
Series 2021A, Rev., 4.00%, 7/1/2022	80,000	80,190
Series 2012A, Rev., 5.00%, 7/1/2022	905,000	907,853
Massachusetts Bay Transportation Authority Sales Tax
Series 2005A, Rev., 5.00%, 7/1/2022	340,000	341,071
Series 2008B, Rev., 5.00%, 7/1/2022	25,000	25,079
Series 2015A, Rev., 5.00%, 7/1/2022	135,000	135,425
Series 2020B-2, Rev., 5.00%, 7/1/2022	190,000	190,566
Series A, Rev., 5.00%, 7/1/2022	75,000	75,236
Series 2003C, Rev., 5.25%, 7/1/2022	25,000	25,084
Series 2006A, Rev., 5.25%, 7/1/2022	125,000	125,419
Series 2006B, Rev., 5.25%, 7/1/2022	90,000	90,301
Series B, Rev., 5.25%, 7/1/2022	185,000	185,620
Series 2004C, Rev., 5.50%, 7/1/2022	570,000	572,024
Series 2005A, Rev., 5.00%, 7/1/2023	25,000	25,911
Series 2014A, Rev., 5.00%, 7/1/2023	10,000	10,364
Series 2003C, Rev., 5.25%, 7/1/2023	30,000	31,173
Series C, Rev., 5.50%, 7/1/2023	60,000	62,506
Massachusetts Clean Energy Cooperative Corp. Rev., 5.00%, 7/1/2022 (b)	25,000	25,078
Massachusetts Clean Water Trust (The)
Series 21, Rev., 4.00%, 8/1/2022	100,000	100,495
Rev., 5.00%, 8/1/2022	405,000	407,572
Series 2012B, Rev., 5.00%, 8/1/2022	100,000	100,635
Series 2017, Rev., 5.00%, 8/1/2022	220,000	221,449
Series 11, Rev., 5.25%, 8/1/2022	50,000	50,338
Series A, Rev., 5.25%, 8/1/2022	125,000	125,845
Subseries 17A, Rev., 5.00%, 2/1/2027	35,000	35,693
Massachusetts Department of Transportation Series 1997C, Rev., NATL-RE, Zero Coupon, 1/1/2023	130,000	128,788
Massachusetts Development Finance Agency
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%), 1.18%, 6/9/2022 (e)	250,000	248,778
Series 2012L, Rev., 4.00%, 7/1/2022	200,000	200,466
Rev., 5.00%, 7/1/2022	585,000	586,789
Series 2013P, Rev., 5.00%, 7/1/2022	145,000	145,458
Series 2014M-4, Rev., 5.00%, 7/1/2022	90,000	90,275
Series 2015 H-1, Rev., 5.00%, 7/1/2022	115,000	115,351
Series 2016-I, Rev., 5.00%, 7/1/2022	240,000	240,732
Series 2016Q, Rev., 5.00%, 7/1/2022	25,000	25,076
Series 2018J-1, Rev., 5.00%, 7/1/2022	80,000	80,244
Series I, Rev., 5.00%, 7/1/2022	295,000	295,856
Series O-2, Rev., 5.00%, 7/1/2022	75,000	75,229
Series 2016A, Rev., 5.00%, 7/15/2022	175,000	175,816
Series 2015Q, Rev., 5.00%, 8/15/2022	25,000	25,195
Series 2016A, Rev., 5.00%, 9/1/2022	65,000	65,608
Rev., 5.00%, 10/1/2022	25,000	25,291
Series 2015A, Rev., 5.00%, 10/1/2022	80,000	80,930
Series 2020A, Rev., 5.00%, 10/1/2022	405,000	410,034
Series 2020C, Rev., AGM, 5.00%, 10/1/2022	50,000	50,591
Rev., 5.00%, 1/1/2023	450,000	453,342

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Rev., 5.00%, 7/1/2023	115,000	118,274
Series 2015H-1, Rev., 5.00%, 7/1/2023	50,000	51,756
Series 2019K, Rev., 5.00%, 7/1/2023	50,000	51,756
Series 2014A, Rev., 5.00%, 9/1/2023 (b)	50,000	52,070
Series 2013A, Rev., 6.50%, 11/15/2023 (b) (d)	675,000	717,714
Rev., 5.00%, 1/1/2024	345,000	350,434
Series 2017S-4, Rev., 5.00%, 1/25/2024 (c)	200,000	208,433
Series 2019DD-1, Rev., 5.00%, 4/1/2024 (c)	5,110,000	5,306,176
Series 2013P, Rev., 5.00%, 7/1/2024	45,000	46,492
Series 2016I, Rev., 5.00%, 7/1/2024	175,000	184,078
Rev., 5.00%, 1/1/2025	365,000	373,134
Series 2016S-2, Rev., 5.00%, 1/30/2025 (c)	85,000	90,951
Series 2015H-1, Rev., 5.00%, 7/1/2025	35,000	37,540
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 1.28%, 1/29/2026 (d) (e)	1,075,000	1,067,019
Massachusetts Health & Educational Facilities Authority Series 2002K, Rev., 5.50%, 7/1/2022	120,000	120,427
Massachusetts Housing Finance Agency
Series B, Rev., 2.65%, 6/1/2022	10,000	10,000
Series C2, Rev., FHA, 0.40%, 12/1/2022	1,135,000	1,128,544
Series 2015D, Rev., 2.60%, 12/1/2022	50,000	50,238
Series 2020C-2, Rev., FHA, 0.50%, 6/1/2023	765,000	754,560
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 6/1/2023	295,000	304,771
Series 2020A-3, Rev., FHA, 0.88%, 12/1/2023	300,000	295,425
Massachusetts Port Authority
Rev., 4.00%, 7/1/2022 (b)	20,000	20,047
Series C, Rev., 5.00%, 7/1/2022 (b)	55,000	55,174
Massachusetts School Building Authority
Series 2012A, Rev., 4.00%, 8/15/2022 (b)	135,000	135,786
Series 2012B, Rev., 4.00%, 8/15/2022 (b)	50,000	50,291
Series 2012A, Rev., 5.00%, 8/15/2022 (b)	1,995,000	2,010,607
Series 2012A, Rev., 5.00%, 8/15/2022	705,000	710,503
Series 2012B, Rev., 5.00%, 8/15/2022 (b)	1,845,000	1,859,461
Series 2015C, Rev., 5.00%, 8/15/2022 (b)	25,000	25,196
Series 2013A, Rev., 3.00%, 5/15/2023 (b)	20,000	20,279
Series 2013A, Rev., 5.00%, 5/15/2023 (b)	160,000	165,248
Series 2012A, Rev., 5.00%, 8/15/2023	1,160,000	1,168,189
Series 2015C, Rev., 5.00%, 8/15/2023 (b)	40,000	41,611
Series 2018A, Rev., 5.00%, 2/15/2024 (b)	20,000	21,079
Series 2012A, Rev., 5.00%, 8/15/2024	290,000	291,775
Massachusetts State College Building Authority
Series 2016A, Rev., 4.00%, 5/1/2023	20,000	20,443
Series 2014A, Rev., 4.50%, 5/1/2023 (b)	65,000	66,752
Series 2011A, Rev., 5.00%, 5/1/2023	35,000	36,092
Series 2014A, Rev., 5.00%, 5/1/2023 (b)	75,000	77,360
Massachusetts Transportation Trust Fund Metropolitan Highway System
Series 2019A, Rev., 5.00%, 1/1/2023	200,000	203,794
Series 2019A, Rev., 5.00%, 1/1/2024	95,000	99,547
Series 2019A, Rev., 5.00%, 1/1/2025	75,000	80,329

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Water Resources Authority
Series 2016C, Rev., 4.00%, 8/1/2022	35,000	35,168
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	100,000	100,633
Series 2012-A, Rev., 5.00%, 8/1/2022	20,000	20,128
Series 2012-A, Rev., 5.00%, 8/1/2022 (b)	500,000	503,130
Series 2012B, Rev., 5.00%, 8/1/2022 (b)	40,000	40,253
Series 2013A, Rev., 5.00%, 8/1/2022	185,000	186,187
Series 2017C, Rev., 5.00%, 8/1/2022	195,000	196,252
Series 2019C, Rev., 5.00%, 8/1/2022	260,000	261,669
Series 2002J, Rev., AGM, 5.50%, 8/1/2022	345,000	347,496
Series 2014F, Rev., 5.00%, 8/1/2024	35,000	37,245
Mendon Upton Regional School District GO, 3.00%, 6/1/2022	25,000	25,000
Merrimack Valley Regional Transit Authority Rev., RAN, 1.00%, 6/24/2022	8,400,000	8,397,894
Minuteman Regional Vocational Technical School District GO, 5.00%, 10/15/2022	25,000	25,339
Monomoy Regional School District GO, 5.00%, 9/15/2022	45,000	45,490
Onset Fire District GO, 5.00%, 10/15/2022	55,000	55,739
Pentucket Regional School District, Unlimited Tax GO, 5.00%, 6/1/2023	25,000	25,846
South Essex Sewerage District Series 2016A, GO, 4.00%, 6/15/2022	30,000	30,032
Southwick-Tolland Regional School District, Unlimited Tax GO, 4.00%, 6/1/2022	20,000	20,000
Springfield Water and Sewer Commission Series 2014C, Rev., 5.00%, 7/15/2022	60,000	60,276
Town of Abington, Unlimited Tax GO, 5.00%, 11/15/2022	150,000	152,497
Town of Andover, Municipal Purpose Loan
GO, 4.00%, 6/15/2022	30,000	30,032
GO, 5.00%, 11/15/2022	45,000	45,757
Town of Arlington, Municipal Purpose Loan
GO, 5.00%, 9/1/2022	20,000	20,184
Series 2015A, GO, 5.00%, 11/1/2022	20,000	20,300
Town of Ashland, Unlimited Tax GO, BAN, 2.00%, 8/8/2022	75,000	75,118
Town of Auburn, Municipal Purpose Loan GO, 5.00%, 9/1/2022	50,000	50,470
Town of Avon, Municipal Purpose Loan GO, 4.00%, 12/1/2022	25,000	25,332
Town of Barnstable GO, 4.00%, 6/15/2022	30,000	30,032
Town of Bedford
GO, 5.00%, 8/15/2022	90,000	90,686
GO, 4.00%, 9/15/2022	60,000	60,465
Town of Bedford, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	50,000	50,675
GO, 5.00%, 11/1/2022	50,000	50,751
GO, 5.00%, 11/15/2022	75,000	76,225
Town of Bellingham, Municipal Purpose Loan GO, 5.00%, 6/15/2022	25,000	25,034
Town of Belmont, Unlimited Tax GO, 5.00%, 8/15/2022	55,000	55,432
Town of Berlin, Highway Barn Loan GO, 5.00%, 10/15/2022	40,000	40,554
Town of Billerica, Municipal Purpose Loan GO, 5.00%, 10/15/2022	265,000	268,579
Town of Billerica, School Project Loan GO, 5.00%, 2/1/2023	35,000	35,817
Town of Bourne GO, 2.00%, 7/15/2022	25,000	25,028
Town of Bourne, Municipal Purpose Loan GO, 5.00%, 12/1/2022	155,000	157,839
Town of Braintree
GO, BAN, 2.25%, 9/15/2022 (f)	2,019,000	2,022,001
GO, 5.00%, 5/15/2023	50,000	51,633

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Town of Braintree, Municipal Purpose Loan GO, 4.00%, 10/15/2022	45,000	45,461
Town of Brewster, Municipal Purpose Loan GO, 5.00%, 5/1/2023	20,000	20,633
Town of Brookline, Municipal Purpose Loan
GO, 4.00%, 3/15/2023	20,000	20,400
GO, 5.00%, 3/15/2023	20,000	20,556
Town of Chelmsford, Municipal Purpose Loan
GO, 4.00%, 6/15/2022	50,000	50,053
GO, 5.00%, 6/15/2022	25,000	25,035
Town of Concord, Municipal Purpose Loan GO, 5.00%, 6/15/2022	65,000	65,088
Town of Danvers, Municipal Purpose Loan
GO, 5.00%, 8/15/2022	45,000	45,352
Series 2019A, GO, 5.00%, 8/15/2022	120,000	120,939
Town of Dedham, Municipal Purpose Loan GO, 3.00%, 6/15/2022	25,000	25,017
Town of Duxbury, Municipal Purpose Loan GO, 4.00%, 9/1/2022	25,000	25,175
Town of Falmouth, Municipal Purpose Loan
Series 2014A, GO, 4.00%, 7/15/2022	105,000	105,365
GO, 4.00%, 11/1/2022	40,000	40,452
Town of Great Barrington, Municipal Purpose Loan GO, 4.00%, 6/15/2022	25,000	25,026
Town of Hanover GO, 4.00%, 5/15/2023	45,000	46,050
Town of Hanover, Municipal Purpose Loan GO, 5.00%, 9/1/2022	125,000	126,128
Town of Hingham GO, 5.00%, 9/15/2022	75,000	75,815
Town of Hull, Municipal Purpose Loan GO, 2.00%, 8/15/2022	25,000	25,042
Town of Ipswich GO, BAN, 1.25%, 8/12/2022	1,710,000	1,709,216
Town of Lexington, Municipal Purpose Loan GO, 4.00%, 6/15/2022	20,000	20,021
Town of Mansfield, Municipal Purpose Loan GO, 4.00%, 10/15/2022	50,000	50,495
Town of Marblehead GO, 4.00%, 8/15/2023	50,000	50,094
Town of Marblehead, Municipal Purpose Loan GO, 5.00%, 7/15/2022	35,000	35,163
Town of Marshfield, Municipal Purpose Loan
GO, 5.00%, 7/15/2022	90,000	90,420
GO, 5.00%, 11/1/2022	160,000	162,464
GO, 5.00%, 11/1/2024	25,000	25,316
Town of Medfield, Municipal Purpose Loan GO, 2.13%, 9/15/2023	100,000	100,129
Town of Mendon, Municipal Purpose Loan GO, 4.00%, 9/15/2022	30,000	30,238
Town of Middleborough, Municipal Purpose Loan GO, 5.00%, 10/1/2022	85,000	86,056
Town of Middleton, Municipal Purpose Loan GO, 2.50%, 8/15/2025	40,000	40,040
Town of Milford, School Project GO, 4.00%, 5/1/2023	65,000	66,452
Town of Millis GO, BAN, 3.50%, 5/24/2023	4,120,000	4,168,475
Town of Millis, Municipal Purpose Loan GO, 5.00%, 11/1/2022	25,000	25,383
Town of Nantucket GO, 4.00%, 12/15/2022	70,000	70,996
Town of Nantucket, Municipal Purpose Loan Series 2017B, GO, 5.00%, 7/15/2022	75,000	75,356
Town of Natick, Municipal Purpose Loan GO, 4.00%, 6/15/2022	70,000	70,074
Town of Needham, Municipal Purpose Loan
GO, 4.00%, 11/1/2022	25,000	25,270
GO, 4.00%, 11/15/2022	90,000	91,052
Town of North Andover, Municipal Purpose Loan GO, 5.00%, 6/15/2022	50,000	50,071
Town of Northbridge, Project Loan, Chapter 70 B GO, 5.00%, 6/1/2022	30,000	30,000
Town of Norwood
GO, 4.00%, 8/15/2022	125,000	125,724

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
GO, 5.00%, 6/15/2023	45,000	46,589
Town of Norwood, Municipal Purpose Loan GO, 4.00%, 7/15/2022	95,000	95,330
Town of Reading, Municipal Purpose Loan
GO, 4.00%, 6/15/2022	40,000	40,042
GO, 4.00%, 11/1/2022	45,000	45,508
Town of Rockland, State Qualified Municipal Purpose Loan GO, 3.00%, 7/1/2022	25,000	25,039
Town of Salisbury, Municipal Purpose Loan GO, 4.00%, 8/1/2022	25,000	25,118
Town of Scituate Series B, GO, BAN, 2.00%, 1/26/2023	7,490,248	7,499,873
Town of Scituate, Municipal Purpose Loan
GO, 5.00%, 9/15/2022	195,000	197,101
GO, 2.00%, 11/15/2022	75,000	75,233
Town of Shrewsbury, Municipal Purpose Loan GO, 5.00%, 7/15/2022	40,000	40,184
Town of South Hadley, Golf Course Series 2017B, GO, 4.00%, 8/15/2022	70,000	70,400
Town of Southborough, Municipal Purpose Loan GO, 5.00%, 6/1/2022	80,000	80,000
Town of Stockbridge, Highway Garage GO, 3.00%, 6/1/2022	40,000	40,000
Town of Stoughton, Municipal Purpose Loan GO, 5.00%, 10/15/2022	35,000	35,456
Town of Sutton, Municipal Purpose Loan GO, 5.00%, 6/1/2022	20,000	20,000
Town of Tewksbury, Municipal Purpose Loan GO, 4.00%, 1/15/2025	25,000	26,257
Town of Tewksbury, Unlimited Tax GO, 5.00%, 6/1/2022	35,000	35,000
Town of Tisbury, Municipal Purpose Loan GO, 2.00%, 8/15/2022	50,000	50,088
Town of Topsfield, Municipal Purpose Loan Series 2019B, GO, 5.00%, 11/15/2022	25,000	25,409
Town of Walpole, Municipal Purpose Loan GO, 4.00%, 9/1/2022	20,000	20,125
Town of Watertown, Municipal Purpose Loan GO, 5.00%, 6/15/2022	110,000	110,156
Town of Wayland, Municipal Purpose Loan
GO, 5.00%, 11/1/2022	75,000	76,158
GO, 5.00%, 12/15/2022	25,000	25,490
Town of Wellesley GO, 4.00%, 6/1/2022	55,000	55,000
Town of Wellesley, Municipal Purpose Loan
GO, 4.00%, 6/1/2022	145,000	145,000
GO, 4.00%, 12/1/2022	20,000	20,259
Town of West Springfield, Municipal Purpose Loan GO, 4.00%, 9/15/2022	75,000	75,597
Town of Westborough, Municipal Purpose Loan GO, 5.00%, 8/15/2022	130,000	131,015
Town of Weston GO, 4.00%, 12/1/2022	120,000	121,575
Town of Westwood GO, 3.00%, 6/1/2022	20,000	20,000
Town of Wilmington, Municipal Purpose Loan GO, 5.00%, 11/15/2022	25,000	25,421
Town of Winchester, Municipal Purpose Loan GO, 5.00%, 7/1/2022	35,000	35,111
Town of Winthrop, Municipal Purpose Loan GO, 4.00%, 11/15/2022	50,000	50,617
University of Massachusetts Building Authority
Series 2013-1, Rev., 4.00%, 11/1/2022 (b)	155,000	156,743
Series 1, Rev., 5.00%, 11/1/2022	25,000	25,385
Series 2013-1, Rev., 5.00%, 11/1/2022	45,000	45,693
Series 2013-1, Rev., 5.00%, 11/1/2022 (b)	585,000	593,985
Series 2015-2, Rev., 5.00%, 11/1/2022	755,000	767,262
Series 2017-3, Rev., 5.00%, 11/1/2022	20,000	20,308
Series 2021-1, Rev., 5.00%, 11/1/2022	130,000	132,111
Series 2013-3, Rev., 5.00%, 5/1/2023 (b)	50,000	51,573

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Wachusett Regional School District, State Qualified School GO, 4.00%, 12/1/2022	20,000	20,261
Worcester Regional Transit Authority Rev., RAN, 1.25%, 6/24/2022	5,100,000	5,099,138
Total Massachusetts		93,709,851
Michigan — 2.0%
Adrian City School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	200,000	204,118
Allen Independent School District, Unlimited Tax
Series 2017I, GO, AGM, 4.00%, 11/1/2022	30,000	30,332
GO, Q-SBLF, 5.00%, 5/1/2023	60,000	61,810
Ann Arbor School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	40,000	41,240
Bay City School District GO, Q-SBLF, 5.00%, 11/1/2022	25,000	25,368
Belding Area Schools, Unlimited Tax Series 2018A, GO, Q-SBLF, 4.00%, 5/1/2023	25,000	25,542
Birmingham City School District, Unlimited Tax GO, 4.00%, 5/1/2023	200,000	204,155
Bloomfield Hills School District, Unlimited Tax
GO, 4.00%, 5/1/2023	100,000	102,252
GO, 5.00%, 5/1/2023	20,000	20,631
Caledonia Community Schools, Unlimited Tax Series 2020I, GO, Q-SBLF, 4.00%, 5/1/2023	10,000	10,221
Charter Township of Canton, Limited Tax
GO, 5.00%, 10/1/2022	110,000	111,330
GO, 5.00%, 4/1/2023	20,000	20,562
Charter Township of Commerce, Limited Tax Series 2016A, GO, 5.00%, 4/1/2023	95,000	97,694
Charter Township of Lyon Series 2006-A, GO, XLCA, 4.13%, 11/1/2023	45,000	45,471
Charter Township of Meridian, Unlimited Tax GO, 5.00%, 10/1/2022	25,000	25,312
Chippewa Valley Schools
GO, Q-SBLF, 3.50%, 5/1/2023 (b)	30,000	30,524
GO, Q-SBLF, 3.63%, 5/1/2023 (b)	45,000	45,836
GO, Q-SBLF, 5.00%, 5/1/2023	50,000	51,536
GO, Q-SBLF, 5.00%, 5/1/2023 (b)	245,000	252,687
GO, Q-SBLF, 5.25%, 5/1/2023 (b)	30,000	31,009
Chippewa Valley Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2023	45,000	45,976
Series 2016B, GO, Q-SBLF, 5.00%, 5/1/2023	20,000	20,615
City of Ann Arbor, Limited Tax GO, 3.00%, 10/1/2023	25,000	25,416
City of Ann Arbor, Sewage Disposal System Rev., 3.00%, 7/1/2022	45,000	45,070
City of Auburn Hills, Limited tax GO, 3.00%, 6/1/2023	35,000	35,452
City of Battle Creek, Limited Tax GO, 5.00%, 5/1/2023	25,000	25,764
City of Detroit, Sewage Disposal System Senior Lien
Series 2012A, Rev., AGM, 5.00%, 7/1/2022 (b)	290,000	290,913
Series 2004A, Rev., AGM, 5.25%, 7/1/2022	100,000	100,291
Series 2012A, Rev., 5.00%, 7/1/2023	85,000	85,504
City of Farmington Hills GO, 5.00%, 10/1/2022	30,000	30,369
City of Grand Rapids, Capital Improvement, Limited Tax GO, 5.00%, 4/1/2024	50,000	52,781
City of Grand Rapids, Limited Tax GO, 5.00%, 10/1/2022	50,000	50,590
City of Grand Rapids, Sanitary Sewer System
Rev., 4.00%, 1/1/2023 (b)	40,000	40,594
Rev., 5.00%, 1/1/2023 (b)	25,000	25,515
Rev., 5.00%, 1/1/2023	25,000	25,496
City of Grand Rapids, Water Supply System Rev., 5.00%, 1/1/2023	30,000	30,596

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
City Of Huntington Woods, Street Improvement Bonds, Unlimited Tax GO, 2.20%, 10/1/2022	25,000	25,018
City of Kalamazoo, Waterwaste System Rev., AGM, 5.00%, 10/1/2022	150,000	151,603
City of Lansing GO, 3.00%, 6/1/2022	25,000	25,000
City of Lathrup Village, Limited Tax GO, 5.00%, 10/1/2025	45,000	48,964
City of Marquette, Capital Improvement
GO, 4.00%, 5/1/2023	200,000	204,302
GO, 4.00%, 5/1/2024	210,000	217,441
GO, 4.00%, 5/1/2025	290,000	303,051
City of Marquette, Transportation Fund, Limited Tax
GO, 4.00%, 5/1/2023	170,000	173,656
GO, 4.00%, 5/1/2024	125,000	129,668
GO, 4.00%, 5/1/2025	105,000	110,028
City of Monroe, Limited Tax GO, 4.00%, 5/1/2023	90,000	91,828
City of Port Huron, Limited Tax
GO, 4.00%, 10/1/2025	520,000	545,964
GO, 4.00%, 10/1/2026	305,000	323,417
City of Portage, Michigan Capital Improvement Bonds GO, 5.00%, 7/1/2022	150,000	150,466
City of Romulus, Limited Tax, Capital Improvement Series 2017A, GO, 4.00%, 11/1/2022	25,000	25,272
City of Royal Oak, Limited Tax, Capital Improvement GO, 3.00%, 10/1/2022	25,000	25,139
City of South Haven, Limited Tax GO, 4.00%, 10/1/2023	70,000	71,830
City of Southfield, Street Improvement, Unlimited Tax GO, 3.00%, 5/1/2023	20,000	20,271
City of Southfield, Water and Sewer Capital Improvement, Limited Tax GO, 3.00%, 5/1/2023	85,000	86,154
City of Sterling Heights, Capital Improvement GO, 5.00%, 4/1/2025	40,000	43,042
City of Warren, Capital Improvement Series 2012A, GO, 2.25%, 11/1/2022	25,000	25,098
City of Wyandotte, Electric System Series A, Rev., 5.00%, 10/1/2022	290,000	293,225
City of Wyoming Rev., 5.00%, 6/1/2023	45,000	46,409
Clarkston Community Schools, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2023	30,000	30,919
Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	40,000	41,225
Constantine Public Schools GO, Q-SBLF, 5.00%, 5/1/2023	35,000	36,075
County of Grand Traverse, Limited Tax GO, 3.00%, 6/1/2022	50,000	50,000
County of Jackson, Transportation GO, 2.00%, 5/1/2024	250,000	250,088
County of Kent, Limited Tax Series 2017B, GO, 5.00%, 6/1/2022	70,000	70,000
County of Kent, Limited Tax, Capital Improvement GO, 5.00%, 6/1/2022	40,000	40,000
County of Livingston, Limited Tax GO, 3.00%, 5/1/2023 (b)	25,000	25,323
County of Macomb, Limited Tax GO, 4.00%, 5/1/2023	35,000	35,788
County of Muskegon, Water Supply System GO, 3.50%, 11/1/2022	50,000	50,437
County of St. Clair, Community Mental Health Series 2015A, GO, 5.00%, 4/1/2023	35,000	35,960
Dansville Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,768
De Witt Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	50,000	51,527
Dearborn School District, School Building and Site Series 2014A, GO, Q-SBLF, 4.00%, 11/1/2023 (b)	35,000	36,097
Dundee Community Schools
GO, Q-SBLF, 3.00%, 5/1/2023	50,000	50,628
GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,766
East Lansing School District Series 2020-II, GO, Q-SBLF, 4.00%, 5/1/2023	180,000	183,971
Farmington Public School District
GO, 4.00%, 5/1/2023	20,000	20,447
GO, AGM, 5.00%, 5/1/2023	55,000	56,726

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Forest Hills Public Schools
GO, 4.00%, 5/1/2023	20,000	20,445
GO, 5.00%, 5/1/2023	20,000	20,626
Fraser Public School District GO, Q-SBLF, 5.00%, 5/1/2023	35,000	36,075
Genesee Intermediate School District GO, 3.00%, 5/1/2023	30,000	30,374
Gerald R Ford International Airport Authority Rev., 5.00%, 1/1/2023	20,000	20,409
Grand Ledge Public Schools Series 2021-II, GO, Q-SBLF, 4.00%, 5/1/2023	95,000	97,070
Grand River Floodwalls & Embankments Drainage District GO, 4.00%, 11/1/2022	50,000	50,564
Grand Traverse County Hospital Finance Authority
Rev., 4.00%, 7/1/2022	65,000	65,150
Series 2019A, Rev., 5.00%, 7/1/2022	60,000	60,187
Series 2019A, Rev., 5.00%, 7/1/2024	130,000	136,961
Grand Valley State University
Rev., 5.00%, 12/1/2022	20,000	20,355
Series 2014B, Rev., 5.00%, 12/1/2022	160,000	162,842
Series 2015A, Rev., 5.00%, 12/1/2022	45,000	45,722
Series 2016A, Rev., 5.00%, 12/1/2022	20,000	20,355
Series 2014B, Rev., 5.00%, 12/1/2023	310,000	324,105
Series 2016A, Rev., 5.00%, 12/1/2024	670,000	712,411
Great Lakes Water Authority Water Supply System
Series 2018A, Rev., 5.00%, 7/1/2022	130,000	130,379
Series 2018A, Rev., 5.00%, 7/1/2023	85,000	87,836
Greenville Public Schools GO, Q-SBLF, 3.00%, 5/1/2023	40,000	40,466
Hanover Horton School District GO, AGM, 4.00%, 5/1/2023	20,000	20,399
Hartland Consolidated Schools GO, Q-SBLF, 5.00%, 5/1/2023	35,000	36,085
Healthsource Saginaw, Inc. GO, 4.00%, 5/1/2023	50,000	50,096
Hemlock Public School District Series 2013I, GO, Q-SBLF, 5.00%, 5/1/2023	125,000	128,829
Hudsonville Public Schools GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,773
Ingham County Building Authority Rev., 2.00%, 5/1/2023	35,000	35,121
Kalamazoo Hospital Finance Authority
Rev., 5.00%, 5/15/2023	210,000	216,637
Rev., 5.00%, 5/15/2024 (b)	5,000	5,290
Rev., 5.00%, 5/15/2024	95,000	100,068
Kalamazoo Public Schools
Series 2016A, GO, 2.00%, 5/1/2023	35,000	35,092
GO, 4.00%, 5/1/2023	75,000	76,551
Kenowa Hills Public Schools Series 2018-II, GO, Q-SBLF, 4.00%, 11/1/2022	65,000	65,715
Kent Hospital Finance Authority
Series 2021A, Rev., 5.00%, 4/1/2023	515,000	528,221
Series 2021A, Rev., 5.00%, 4/1/2024	540,000	566,636
Series 2021A, Rev., 5.00%, 4/1/2025	565,000	599,340
Series 2021A, Rev., 5.00%, 4/1/2026	520,000	560,715
Lake Michigan College District
GO, 4.00%, 9/1/2023 (b)	25,000	25,725
GO, 4.25%, 9/1/2023 (b)	20,000	20,641
Lake Orion Community School District GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,775
L'Anse Creuse Public Schools GO, Q-SBLF, 5.00%, 5/1/2023	50,000	51,518
Lansing School District GO, Q-SBLF, 4.00%, 5/1/2023	65,000	66,386

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Linden Community School District Series 2021-I, GO, Q-SBLF, 4.00%, 5/1/2025	30,000	31,316
Livonia Municipal Building Authority Rev., 4.00%, 5/1/2024	40,000	41,494
Macomb Interceptor Drain Drainage District Series 2017A, 5.00%, 5/1/2023	80,000	82,488
Madison District Public Schools
GO, Q-SBLF, 4.00%, 5/1/2023 (b)	20,000	20,428
GO, Q-SBLF, 4.25%, 5/1/2023 (b)	30,000	30,710
Mancelona Public Schools GO, Q-SBLF, 2.50%, 5/1/2023	80,000	80,673
Marquette Board of Light & Power Series 2016A, Rev., 5.00%, 7/1/2023	45,000	46,472
Marysville Public Schools District Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	60,000	61,855
Mason County Central School District GO, Q-SBLF, 5.00%, 5/1/2023	75,000	77,284
Michigan Center School District GO, AGM, 2.00%, 11/1/2023	50,000	50,149
Michigan Finance Authority
Rev., 5.00%, 6/1/2022 (b)	100,000	100,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	25,000	25,000
Series 2015MI, Rev., 5.00%, 6/1/2022 (b)	695,000	695,000
Series D-1, Rev., AGM, 5.00%, 7/1/2022	25,000	25,076
Series D-1, Rev., 5.00%, 7/1/2022	275,000	275,853
Series 2015A, Rev., 5.00%, 8/1/2022 (b)	420,000	422,618
Rev., 4.00%, 10/1/2022	130,000	131,193
Rev., 5.00%, 10/1/2022 (b)	630,000	637,810
Rev., 5.00%, 10/1/2022	25,000	25,312
Series 2014H-1, Rev., 5.00%, 10/1/2022	90,000	90,281
Series 2016B, Rev., 5.00%, 10/1/2022	75,000	75,935
Series 2018B, Rev., 5.00%, 10/1/2022	100,000	101,246
Rev., 5.00%, 11/1/2022	135,000	136,921
Rev., 5.00%, 11/1/2022 (b)	7,025,000	7,129,654
Series B, Rev., 3.50%, 11/15/2022 (c)	2,500,000	2,516,467
Rev., 4.00%, 11/15/2022	270,000	273,182
Rev., 5.00%, 11/15/2022	2,070,000	2,103,606
Rev., 5.00%, 12/1/2022 (b)	485,000	493,687
Rev., 5.00%, 12/1/2022	460,000	467,800
Series 2017A-MI, Rev., 5.00%, 12/1/2022	695,000	706,716
Series 2019MI-1, Rev., 5.00%, 12/1/2022	135,000	137,276
Series 2016C-3, Rev., 5.00%, 4/1/2023	520,000	534,748
Series 2015A, Rev., Q-SBLF, 5.00%, 5/1/2023	390,000	401,947
Series 2015A, Rev., 5.00%, 8/1/2023 (b)	55,000	57,138
Series 2016B, Rev., 5.00%, 10/1/2023	25,000	26,094
Rev., 5.00%, 11/15/2023	20,000	20,914
Rev., 5.00%, 12/1/2023	300,000	313,287
Series 2017A, Rev., 5.00%, 12/1/2023	385,000	402,051
Series 2019MI-1, Rev., 5.00%, 12/1/2023	125,000	130,536
Rev., 4.00%, 6/1/2024 (b)	570,000	592,350
Rev., AGM, 5.00%, 7/1/2024	715,000	756,126
Series 2015A, Rev., 5.00%, 8/1/2024 (b)	120,000	127,830
Series 2016E-1, Rev., 4.00%, 8/15/2024 (c)	60,000	62,267
Series 2016B, Rev., 5.00%, 10/1/2024	150,000	159,926
Rev., 5.00%, 11/15/2024	440,000	466,336
Series 2017A, Rev., 5.00%, 12/1/2024	240,000	256,398

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series 2019MI-2, Rev., 5.00%, 2/1/2025 (c)	5,835,000	6,246,989
Rev., 5.00%, 11/15/2027	245,000	248,429
Michigan State Building Authority
Rev., VRDO, 0.78%, 6/9/2022 (c)	8,635,000	8,635,000
Series 2013 1-A, Rev., 5.00%, 10/15/2022	210,000	212,907
Series 2015I, Rev., 5.00%, 4/15/2023	345,000	355,423
Series 2016-I, Rev., 5.00%, 4/15/2023	105,000	108,172
Series 2013 1-A, Rev., 5.00%, 10/15/2023	90,000	94,050
Series 2016-I, Rev., 5.00%, 4/15/2026	50,000	55,360
Michigan State Hospital Finance Authority
Series 2009C, Rev., 4.00%, 6/1/2022 (b)	110,000	110,000
Rev., 5.00%, 6/1/2022 (b)	425,000	425,000
Series 2012A, Rev., 5.00%, 6/1/2022	135,000	135,000
Series 2012MI, Rev., 5.00%, 6/1/2022 (b)	25,000	25,000
Series 2005A-3, Rev., 4.00%, 11/1/2022	240,000	242,469
Series 2005A-4, Rev., 5.00%, 11/1/2022	385,000	390,542
Series 2008C, Rev., 5.00%, 12/1/2022	155,000	157,613
Series F-5, Rev., 2.40%, 3/15/2023 (c)	1,230,000	1,234,768
Series 2010 F-1, Rev., 4.00%, 6/1/2023 (c)	50,000	51,008
Series 2012A, Rev., 5.00%, 6/1/2023	125,000	125,335
Series 2005A-3, Rev., 4.00%, 11/1/2023	100,000	102,893
Series 2005A-3, Rev., 4.00%, 11/1/2024	50,000	51,990
Series 2008C, Rev., 5.00%, 12/1/2024	255,000	272,422
Series 2012A, Rev., 5.00%, 6/1/2025	365,000	366,635
Series C, Rev., 5.00%, 12/1/2025	200,000	218,335
Series 2012A, Rev., 5.00%, 6/1/2026	100,000	100,437
Michigan State Housing Development Authority
Series 2018A, Rev., 2.20%, 6/1/2022	25,000	25,000
Series 2019A-1, Rev., 1.50%, 10/1/2022	2,195,000	2,193,858
Series A, Rev., 2.65%, 10/1/2022	75,000	75,293
Series 2020A, Rev., 0.80%, 6/1/2023	150,000	148,395
Michigan State University
Series 2013A, Rev., 5.00%, 8/15/2022	95,000	95,742
Series 2015A, Rev., 5.00%, 8/15/2022	20,000	20,156
Series 2019C, Rev., 5.00%, 8/15/2022	405,000	408,161
Series 2020A, Rev., 5.00%, 8/15/2022	25,000	25,195
Series 2019B, Rev., 5.00%, 2/15/2023	75,000	76,873
Series 2013A, Rev., 5.00%, 8/15/2023	10,000	10,402
Michigan Strategic Fund Rev., 5.00%, 3/1/2024	370,000	388,395
Mount Clemens Community School District Series 2017A, GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,764
Muskegon Local Development Finance Authority Rev., 3.00%, 11/1/2022	50,000	50,065
North Kent Sewer Authority, State of Michigan, Sanitary Sewer System, Limited Tax of Constituent Municipalities Rev., 4.00%, 11/1/2022	170,000	171,919
Northern Michigan University Series 2018A, Rev., 5.00%, 12/1/2022	20,000	20,357
Northview Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	70,000	72,041
Northville Public Schools, School Building and Site, Unlimited Tax Series 2020-III, GO, 4.00%, 5/1/2025	30,000	31,350
Oakland County Building Authority Series 2012A, Rev., 3.00%, 11/1/2022	30,000	30,217
Oakland County Building Authority, Limited Tax Series 2020A, Rev., 5.00%, 11/1/2022	120,000	121,853

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Oakland University Rev., 5.00%, 3/1/2023	205,000	209,808
Oxford Area Community School District, Unlimited Tax Series A, GO, Q-SBLF, 5.00%, 5/1/2023	30,000	30,938
Plymouth-Canton Community School District GO, Q-SBLF, 5.00%, 5/1/2023	45,000	46,416
Plymouth-Canton Community School District, School Building and Site Series 2013A, GO, 4.00%, 5/1/2023 (b)	150,000	153,351
Port Huron Area School District, School Building and Site, Unlimited Tax GO, AGM, 4.00%, 5/1/2023	25,000	25,533
Rochester Community School District, School Building and Site, Unlimited Tax Series II, GO, 3.00%, 5/1/2023	40,000	40,463
Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group
Rev., 3.00%, 9/1/2022 (b)	40,000	40,179
Rev., 5.00%, 9/1/2022 (b)	110,000	111,034
Rev., 5.00%, 9/1/2023 (b)	800,000	833,026
Saginaw City School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2024	35,000	36,839
Saginaw Hospital Finance Authority, Covenant Medical Center Series 2020J, Rev., 5.00%, 7/1/2022	95,000	95,289
Saginaw Township Community School District, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	35,000	35,779
Saginaw Valley State University Series 2013A, Rev., 5.00%, 7/1/2022	25,000	25,077
Saline Area Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	90,000	92,774
Schoolcraft Community College District, Limited Tax GO, 3.00%, 5/1/2024	115,000	117,037
Shepherd Public Schools, Unlimited Tax Series 2017A, GO, Q-SBLF, 3.00%, 5/1/2023	45,000	45,553
South Lake Schools, School Building and Site GO, Q-SBLF, 4.00%, 11/1/2024	25,000	25,779
Southfield Library Building Authority, Limited Tax Rev., 5.00%, 5/1/2023	40,000	41,222
State of Michigan
Series 2016B, GO, 5.00%, 11/1/2022	20,000	20,317
Rev., GAN, 5.00%, 3/15/2023	845,000	867,677
Rev., GAN, 5.00%, 3/15/2024	75,000	79,063
Rev., GAN, 5.00%, 3/15/2025	200,000	215,796
State of Michigan, Environmental Program
Series 2015A, GO, 5.00%, 12/1/2022	110,000	112,070
Series 2016A, GO, 5.00%, 12/1/2022	300,000	305,645
State of Michigan, Trunk Line Series B, Rev., 5.00%, 11/15/2022	30,000	30,499
State of Michigan, Trunk Line Fund
Rev., 5.00%, 11/15/2022	1,015,000	1,031,897
Series 2020A, Rev., 5.00%, 11/15/2022	65,000	66,082
Series 2021A, Rev., 5.00%, 11/15/2022	180,000	182,997
Traverse City Area Public Schools, School Building and Site, Unlimited Tax
GO, 5.00%, 5/1/2023	50,000	51,499
Series 2021-II, GO, 3.00%, 5/1/2026	2,815,000	2,883,419
Troy School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2023	25,000	25,777
Troy School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	105,000	108,265
Troy School District, Unlimited Tax, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2023 (b)	20,000	20,919
Utica Community Schools, School Building and Site, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	120,000	122,427
Vicksburg Community Schools, Unlimited Tax Series 2020-I, GO, Q-SBLF, 4.50%, 5/1/2023	40,000	41,011
Walled Lake Consolidated School District GO, Q-SBLF, 5.00%, 11/1/2023 (b)	45,000	47,036
Walled Lake Consolidated School District, School Building and Site GO, Q-SBLF, 5.00%, 11/1/2023 (b)	150,000	156,786
Warren Woods Public Schools, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	20,000	20,594
Waterford School District, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2023	60,000	61,727
Wayne County Airport Authority
Series C, Rev., 5.00%, 12/1/2022	10,000	10,175
Series G, Rev., 5.00%, 12/1/2022	45,000	45,788

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Wayne State University
Series 2018A, Rev., 5.00%, 11/15/2022	85,000	86,403
Series 2018A, Rev., 5.00%, 11/15/2023	100,000	104,510
Series 2013A, Rev., 5.00%, 11/15/2024	100,000	104,319
Series 2019A, Rev., 5.00%, 11/15/2024	210,000	224,121
Wayne-Westland Community Schools, Building and Site Unlimited Tax GO, Q-SBLF, 5.00%, 11/1/2022	40,000	40,588
Webberville Community Schools, Unlimited Tax Series A, GO, Q-SBLF, 4.00%, 5/1/2023	50,000	51,039
West Ottawa Public Schools GO, Q-SBLF, 4.00%, 11/1/2022	50,000	50,560
West Ottawa Public Schools, School Building and Site, Unlimited Tax GO, 4.00%, 5/1/2023	20,000	20,447
Western Michigan University
Rev., 5.00%, 11/15/2022	50,000	50,826
Series 2015A, Rev., 5.00%, 11/15/2022	25,000	25,413
Western Michigan University, Tax Exempt Series 2019A, Rev., 5.00%, 11/15/2022	250,000	254,127
Western Township Utilities Authority, Sewage Disposal System , Limited Tax Rev., 5.00%, 1/1/2023	140,000	142,648
White Cloud Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2023	25,000	25,540
Ypsilanti Community Utilities Authority, Water Supply System No. 7, Charter Township Ypsilanti, Limited Tax Rev., 4.00%, 4/1/2023	175,000	178,145
Ypsilanti School District, Unlimited Tax Series 2016A, GO, Q-SBLF, 5.00%, 5/1/2023	40,000	41,225
Zeeland Public Schools GO, 5.00%, 5/1/2023	120,000	123,643
Total Michigan		67,340,488
Minnesota — 1.9%
Alexandria Lake Area Sanitation District, Sanitary Sewer Board Series 2015A, GO, 5.00%, 2/1/2023	25,000	25,585
Bloomington Independent School District No. 271, Enhancement Program Series 2015A, GO, 5.00%, 2/1/2023	90,000	92,113
Cass Lake-Bena Independent School District No. 115 Series 2019A, GO, 5.00%, 2/1/2023	10,000	10,225
City of Alexandria Series 2020A, GO, 4.00%, 2/1/2023	50,000	50,808
City of Anoka Series 2020A, GO, 4.00%, 2/1/2023	25,000	25,418
City of Burnsville GO, 4.00%, 12/20/2022	30,000	30,433
City of Chaska Series 2020C, GO, 5.00%, 2/1/2023	20,000	20,455
City of Columbia Heights Series 2017B, GO, 3.00%, 2/1/2023	35,000	35,354
City of Edina Series 2017A, GO, 4.00%, 2/1/2023	50,000	50,838
City of Fife Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,318
City of Lakeville Series 2018A, GO, 3.00%, 2/1/2023	50,000	50,516
City of Minneapolis GO, 4.00%, 12/1/2022	85,000	86,133
City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System
Rev., 5.00%, 11/15/2022	100,000	101,546
Series 2017A, Rev., 5.00%, 11/15/2022	125,000	126,932
Rev., 5.00%, 11/15/2023	100,000	104,319
Series 2017A, Rev., 5.00%, 11/15/2023	255,000	266,012
Rev., 5.00%, 11/15/2025	70,000	76,052
City of Minneapolis, Health Care System, Fairview Health Services Series 2015A, Rev., 5.00%, 11/15/2022	25,000	25,375
City of Minneapolis, Improvement and Various Purpose
GO, 4.00%, 12/1/2022	25,000	25,333
GO, 4.00%, 12/1/2023	45,000	46,522
City of Minneapolis, University Gateway Project Rev., 4.00%, 12/1/2022	75,000	76,003
City of Moorhead Series 2016B, GO, 5.00%, 2/1/2023	35,000	35,794
City of New Hope, Hennepin County Series 2018A, GO, 4.00%, 2/1/2024	50,000	51,729
City of New Ulm Series 2017B, GO, 2.00%, 12/1/2022	45,000	45,155
City of Red Wing Series 2017A, GO, 3.00%, 2/1/2023	35,000	35,319

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
City of Redwood Falls Series 2018A, GO, 3.00%, 2/1/2023	20,000	20,185
City of Rochester Series 2015B, GO, 5.00%, 12/1/2023	20,000	20,965
City of Rochester, Electric Utility Series 2015E, Rev., 5.00%, 12/1/2022	20,000	20,362
City of Sauk Centre GO, 2.00%, 9/1/2022	45,000	45,089
City of St. Cloud, Centracare Health System
Series 2014B, Rev., 5.00%, 5/1/2023	70,000	72,164
Series 2014B, Rev., 5.00%, 5/1/2024	945,000	994,839
City of St. Cloud, Infrastructure Management Fund Series 2013A, GO, 3.00%, 2/1/2025	45,000	45,036
City of St. Paul Series 2012D, GO, 2.00%, 10/1/2022	25,000	25,024
City of St. Paul, Capital Improvement Series 2016A, GO, 5.00%, 9/1/2022	25,000	25,229
City of St. Paul, Sales Tax Series 2019C, Rev., 3.00%, 11/1/2023	25,000	25,415
City of St. Paul, Sewer Series 2020D, Rev., 4.00%, 12/1/2022	50,000	50,639
City of St. Paul, Street Improvement, Special Assessment Series 2018B, GO, 5.00%, 5/1/2023	20,000	20,611
City of Wayzata Series 2017A, GO, 3.00%, 12/1/2022	30,000	30,247
City of West St. Paul Series 2017A, GO, 4.00%, 2/1/2025	30,000	31,434
County of Anoka, Capital Improvement
Series 2017A, GO, 5.00%, 2/1/2023	20,000	20,448
Series 2020A, GO, 5.00%, 2/1/2024	40,000	41,981
County of Blue Earth Series 2015A, GO, 2.00%, 12/1/2022	30,000	30,087
County of Blue Earth, Capital Improvement Series 2018A, GO, 5.00%, 12/1/2022	20,000	20,346
County of Clay Series 2017A, GO, 5.00%, 2/1/2025	50,000	53,826
County of Hennepin
Series 2014A, GO, 5.00%, 12/1/2022	85,000	86,552
Series 2014B, GO, 5.00%, 12/1/2022	125,000	127,283
Series 2016A, GO, 5.00%, 12/1/2022	30,000	30,548
Series 2016C, GO, 5.00%, 12/1/2022	50,000	50,913
Series 2017C, GO, 5.00%, 12/1/2022	140,000	142,557
County of Hennepin, Sales Tax Series 2020C, GO, 5.00%, 12/15/2022	20,000	20,391
County of Martin Series 2021A, GO, 3.00%, 12/15/2023	40,000	40,744
County of Mille Lacs, Drainage Series 2019B, GO, 3.00%, 2/1/2024	45,000	45,734
County of Otter Tail, Capital Improvement Series 2019A, GO, 5.00%, 2/1/2023	55,000	56,273
County of Rice, Shattuck-St. Mary's School Project Series A, Rev., 5.00%, 8/1/2022 (b) (d)	3,095,000	3,114,553
County of Scott, Capital Improvement Series 2014B, GO, 5.00%, 12/1/2022	65,000	66,177
County of Sherburne, Capital Improvement Series 2017A, GO, 3.00%, 2/1/2023	25,000	25,236
County of St. Louis, Capital Improvement
Series 2015C, GO, 3.00%, 12/1/2022	25,000	25,212
Series 2015B, GO, 3.00%, 12/1/2023	75,000	76,387
Series 2016B, GO, 5.00%, 12/1/2023	35,000	36,677
County of Wright Series 2019A, COP, 5.00%, 12/1/2022	65,000	66,161
County of Wright, Jail Series 2017A, GO, 4.00%, 12/1/2022	240,000	243,078
Duluth Economic Development Authority Series 2021A, Rev., 3.00%, 7/1/2023	205,000	205,149
Duluth Independent School District No. 709
Series 2016A, COP, 5.00%, 2/1/2023	100,000	102,207
Series 2019B, COP, 5.00%, 2/1/2023	380,000	388,386
Series 2016A, COP, 5.00%, 2/1/2024	200,000	209,738
Series 2016A, COP, 5.00%, 2/1/2025	400,000	428,672
Edina Independent School District No. 273 Series 2019B, GO, 5.00%, 2/1/2023	55,000	56,292
Farmington Independent School District No. 192 Series 2020A, GO, 5.00%, 2/1/2023	35,000	35,803

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Housing & Redevelopment Authority of The City of St Paul Minnesota
Series 2015A, Rev., 5.00%, 7/1/2022	60,000	60,184
Series 2017A, Rev., 5.00%, 11/15/2022	285,000	289,275
Hutchinson Utilities Commission Series 2017B, Rev., 4.00%, 12/1/2022	25,000	25,322
Jackson County Central Independent School District No. 2895 Series 2020A, GO, 4.00%, 2/1/2023	80,000	81,304
Lake Superior Independent School District No. 381 Series 2016A, GO, 5.00%, 10/1/2022	35,000	35,429
Lakeville Independent School District No. 194 Series 2016A, GO, 5.00%, 2/1/2023	25,000	25,570
Metropolitan Council
Series 2012B, GO, 5.00%, 9/1/2022	170,000	171,562
Series 2012E, GO, 5.00%, 9/1/2022	420,000	423,841
Series 2016C, GO, 5.00%, 3/1/2023	30,000	30,797
Series 2017B, GO, 5.00%, 3/1/2023	35,000	35,929
Minneapolis Special School District No. 1
Series 2015A, GO, 4.00%, 2/1/2023	20,000	20,329
Series 2020A, COP, 5.00%, 4/1/2023	125,000	128,398
Series 2014D, COP, 5.00%, 2/1/2025	30,000	30,654
Minneapolis-St Paul Metropolitan Airports Commission
Series B, Rev., 4.00%, 1/1/2023	40,000	40,529
Series 2014A, Rev., 5.00%, 1/1/2023	115,000	117,182
Series 2016C, Rev., 5.00%, 1/1/2023	75,000	76,423
Series 2019C, Rev., 5.00%, 1/1/2023	150,000	152,846
Series B, Rev., 5.00%, 1/1/2023	1,405,000	1,431,653
Series B, Rev., 5.00%, 1/1/2024	85,000	88,837
Series 2014A, Rev., 5.00%, 1/1/2026	20,000	20,781
Minnesota Higher Education Facilities Authority
Series 2017A, Rev., 3.00%, 10/1/2022	135,000	135,683
Series 8-G, Rev., 5.00%, 12/1/2022	15,000	15,260
Rev., 5.00%, 3/1/2023	220,000	225,559
Minnesota Housing Finance Agency
Series 2015C, Rev., AMT, 5.00%, 8/1/2022	50,000	50,311
Series 2019D, Rev., 3.00%, 8/1/2023	130,000	131,677
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 1.52%, 12/1/2027 (e)	48,000,000	47,294,616
Minnesota Municipal Power Agency
Rev., 4.00%, 10/1/2022	275,000	277,377
Rev., 5.00%, 10/1/2022	200,000	202,392
Series 2014A, Rev., 5.00%, 10/1/2022	25,000	25,299
Minnesota Public Facilities Authority Series 2010A, Rev., 5.00%, 3/1/2023	50,000	51,328
Minnesota State Colleges And Universities Foundation
Rev., 4.00%, 10/1/2022	125,000	126,118
Series 2013A, Rev., 4.00%, 10/1/2022	65,000	65,581
Series 2019A, Rev., 5.00%, 10/1/2023	25,000	26,074
Minnetonka Independent School District No. 276
Series 2019B, GO, 5.00%, 7/1/2022	25,000	25,078
Series E, COP, 3.00%, 10/1/2022	85,000	85,487
Series 2021K, COP, 4.00%, 2/1/2023	65,000	66,094
Series 2021L, COP, 4.00%, 2/1/2023	80,000	81,347
Series 2016F, COP, 5.00%, 2/1/2023 (b)	25,000	25,590

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Series 2020A, GO, 3.00%, 3/1/2023	25,000	25,279
Series E, COP, 4.00%, 10/1/2023	115,000	118,466
Monticello Independent School District No. 882 Series 2016A, GO, 2.00%, 2/1/2023	25,000	25,067
Mora Independent School District No. 332 Series 2020A, GO, 4.00%, 2/1/2023	25,000	25,403
Northeastern Metropolitan Intermediate School District No. 916 Series 2015A, COP, 4.00%, 2/1/2023	200,000	202,966
Northern Municipal Power Agency Series 2013A, Rev., 5.00%, 1/1/2024	50,000	50,896
Owatonna Independent School District No. 761 Series 2020A, GO, 4.00%, 2/1/2023	80,000	81,336
Prior Lake-Savage Independent School District No. 719
Series 2018B, GO, Zero Coupon, 2/1/2023	115,000	113,827
Series 2013C, GO, 4.00%, 2/1/2023	200,000	203,380
Rochester Independent School District No. 535 Series 2014A, COP, 3.00%, 2/1/2024	25,000	25,200
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series 2016A, GO, 5.00%, 2/1/2025	35,000	37,726
Sartell-St Stephen Independent School District No. 748, School Building Series 2016A, GO, 5.00%, 2/1/2023	50,000	51,171
Shakopee Independent School District No. 720 Series 2016A, GO, 5.00%, 2/1/2023	60,000	61,405
South Washington County Independent School District No. 833, School Building
Series 2016B, GO, 5.00%, 2/1/2023	145,000	148,434
Series 2018B, GO, 5.00%, 2/1/2023	35,000	35,829
Southern Minnesota Municipal Power Agency Series 1994A, Rev., NATL-RE, Zero Coupon, 1/1/2024	50,000	48,330
Southern Minnesota Municipal Power Agency, Badger Coulee Project Series 2019A, Rev., 5.00%, 1/1/2023	100,000	101,985
St. Cloud Independent School District No. 742
Series 2021A, COP, 3.00%, 2/1/2023	150,000	151,339
Series 2021A, COP, 3.00%, 2/1/2024	175,000	177,824
Series 2021A, COP, 3.00%, 2/1/2025	125,000	127,594
St. Francis Independent School District No. 15 Series 2018A, GO, 5.00%, 2/1/2023	35,000	35,805
St. Michael-Albertville Independent School District No. 885, School Building Series 2016A, GO, 5.00%, 2/1/2023	115,000	117,654
St. Paul Independent School District No. 625
Series 2017D, GO, 5.00%, 2/1/2023	35,000	35,829
Series 2018B, COP, 5.00%, 2/1/2023	25,000	25,579
Series 2019B, COP, 5.00%, 2/1/2023	100,000	102,315
St. Paul Port Authority, State of Minnesota Freeman Office Building Series 2013-2, Rev., 5.00%, 12/1/2022	250,000	254,591
Staples United Hospital District GO, 3.00%, 12/1/2022	40,000	40,306
State of Minnesota
Series A, Rev., 5.00%, 6/1/2022	75,000	75,000
Series 2014A, Rev., 5.00%, 6/1/2023	45,000	46,468
Series 2012B, GO, 2.00%, 8/1/2023	25,000	25,024
Series 2012B, Rev., 5.00%, 3/1/2024	50,000	50,150
Series 2012B, Rev., 5.00%, 3/1/2025	50,000	50,422
Series 2012B, Rev., 4.00%, 3/1/2026	90,000	90,217
State of Minnesota, Tax-Exempt
Series 2012B, Rev., 5.00%, 3/1/2023	100,000	100,272
Series A, Rev., 5.00%, 6/1/2026	70,000	72,297
State of Minnesota, Trunk Highway
Series 2014E, GO, 3.00%, 8/1/2022	20,000	20,064
Series 2012B, GO, 5.00%, 8/1/2022	25,000	25,162
Series 2014B, GO, 5.00%, 8/1/2022	85,000	85,550
Series 2015B, GO, 5.00%, 8/1/2022	55,000	55,356
Series 2018B, GO, 5.00%, 8/1/2022	90,000	90,582
Series 2021B, GO, 5.00%, 9/1/2022	110,000	111,059

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Series 2018B, GO, 5.00%, 8/1/2023	25,000	25,999
State of Minnesota, Various Purpose
Series 2013A, GO, 5.00%, 8/1/2022	20,000	20,129
Series 2014A, GO, 5.00%, 8/1/2022	160,000	161,035
Series 2015A, GO, 5.00%, 8/1/2022	90,000	90,582
Series 2015D, GO, 5.00%, 8/1/2022	50,000	50,323
Series 2016A, GO, 5.00%, 8/1/2022	195,000	196,261
Series 2016D, GO, 5.00%, 8/1/2022	175,000	176,132
Series 2019A, GO, 5.00%, 8/1/2022	85,000	85,550
Series 2019D, GO, 5.00%, 8/1/2022	25,000	25,162
Series 2021A, GO, 5.00%, 9/1/2022	25,000	25,241
Series 2013D, GO, 5.00%, 10/1/2022	110,000	111,397
Series 2013F, GO, 5.00%, 10/1/2022	90,000	91,143
Series 2017D, GO, 5.00%, 10/1/2022	285,000	288,619
Series 2012A, GO, 5.00%, 8/1/2023	25,000	25,147
Series 2014A, GO, 5.00%, 8/1/2023	10,000	10,399
Series 2015A, GO, 5.00%, 8/1/2023	50,000	51,997
Series 2017A, GO, 5.00%, 10/1/2023	50,000	52,243
Stillwater Independent School District No. 834 Series 2015A, GO, 5.00%, 2/1/2023	60,000	61,409
Three Rivers Park District Series 2015B, GO, 3.00%, 2/1/2023	20,000	20,208
Tri-City United Public Schools Independent School District No. 2905, School Building Series 2018A, GO, 4.00%, 2/1/2025	235,000	246,609
University of Minnesota, State Supported Biomedical Science Research Facilities Funding Program Series 2021A, Rev., 4.00%, 8/1/2022	60,000	60,281
University of Minnesota, State Supported Stadium Debt Series 2015A, Rev., 5.00%, 8/1/2022	20,000	20,126
Waconia Independent School District No. 110 Series 2017C, GO, 4.00%, 2/1/2023	150,000	152,465
Waterville-Elysian-Morristown Independent School District No. 2143, School Building Series 2019A, GO, 5.00%, 2/1/2025	150,000	161,358
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 Series 2021A, GO, 5.00%, 2/1/2023	55,000	56,240
Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2023	105,000	107,140
White Bear Lake Independent School District No. 624 Series 2020A, GO, 4.00%, 2/1/2023	80,000	81,374
Total Minnesota		66,769,381
Mississippi — 0.3%
Alcorn State University Educational Building Corp. (The), Refinancing Project
Rev., 3.00%, 9/1/2022	130,000	130,544
Rev., 4.00%, 9/1/2023	70,000	71,915
City of Ridgeland GO, 4.00%, 8/1/2024	25,000	26,060
City of Starkville, Water and Sewer System Rev., 4.00%, 5/1/2023	55,000	56,143
Clinton Public School District GO, 3.00%, 6/1/2022	70,000	70,000
County of DeSoto
GO, 5.00%, 7/1/2022	115,000	115,350
GO, 5.00%, 7/1/2023	40,000	41,339
County of Madison GO, 2.50%, 5/1/2023	30,000	30,242
County of Madison, Road and Bridge GO, 4.00%, 11/1/2023	50,000	51,546
Jackson State University Educational Building Corp. Series 2015A, Rev., 5.00%, 3/1/2023	150,000	153,665
Madison County School District GO, 5.00%, 3/1/2024	25,000	26,309
Medical Center Educational Building Corp.
Rev., 4.00%, 6/1/2022 (b)	50,000	50,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — continued
Rev., 5.00%, 6/1/2022	35,000	35,000
Mississippi Business Finance Corp. Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,107,485
Mississippi Development Bank
Rev., 5.00%, 6/1/2022	315,000	315,000
Rev., 5.00%, 11/1/2022	140,000	141,913
Rev., 5.00%, 11/1/2022	30,000	30,456
5.00%, 1/1/2023	165,000	168,343
Rev., 5.00%, 1/1/2023	100,000	102,026
Series B, Rev., 5.00%, 1/1/2023	20,000	20,405
Rev., 5.00%, 3/1/2023	60,000	61,566
Rev., 5.00%, 4/1/2023	25,000	25,699
Rev., 5.00%, 6/1/2023	60,000	61,999
Series 2012B, Rev., 5.00%, 10/1/2023	1,465,000	1,497,641
Rev., 5.00%, 11/1/2023	95,000	98,512
Series 2013C, Rev., 5.00%, 1/1/2024	20,000	20,973
Series A, Rev., 5.00%, 4/1/2024	475,000	499,481
Rev., 5.00%, 6/1/2024	30,000	31,622
Series 2015A, Rev., 5.00%, 4/1/2025	90,000	96,538
Rev., 5.00%, 6/1/2025	35,000	37,584
Rev., 5.00%, 8/1/2025	295,000	318,506
Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,379,212
Rev., 5.00%, 8/1/2026	35,000	38,514
Mississippi Home Corp. Series A, Rev., GNMA/FNMA/FHLMC COLL, 1.80%, 12/1/2022	30,000	30,044
Mississippi Hospital Equipment & Facilities Authority
Series 2020-I, Rev., 5.00%, 10/1/2022	400,000	404,892
Rev., 5.00%, 10/1/2023	225,000	234,668
Series 2020-I, Rev., 5.00%, 10/1/2025	140,000	150,883
Mississippi State University Educational Building Corp.
Rev., 4.00%, 8/1/2022	100,000	100,436
Rev., 5.00%, 11/1/2022	310,000	314,683
Series 2014A, Rev., 5.00%, 8/1/2023	50,000	51,914
Rankin County School District, Limited Tax
GO, 3.00%, 8/1/2023	175,000	175,174
GO, 5.00%, 8/1/2025	25,000	27,215
State of Mississippi
Series 2015C, GO, 5.00%, 10/1/2022	90,000	91,125
Series 2009F, GO, 5.25%, 10/1/2022	50,000	50,666
Series 2012F, GO, 4.00%, 11/1/2022	250,000	252,832
Series 2012F, GO, 5.00%, 11/1/2022 (b)	50,000	50,766
Series 2012H, GO, 5.00%, 12/1/2022	110,000	112,015
Series 2020B, GO, 5.00%, 9/1/2024	150,000	160,021
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2022	125,000	126,590
State of Mississippi, Nissan North America Inc., Project Series 2012B, GO, 5.00%, 11/1/2022	50,000	50,772
State of Mississippi, Tax-Exempt
Series 2012H, GO, 3.00%, 12/1/2022 (b)	55,000	55,447
Series 2012H, GO, 3.13%, 12/1/2022 (b)	50,000	50,438
Series 2012H, GO, 4.00%, 12/1/2022 (b)	30,000	30,397
Series 2017A, GO, 5.00%, 10/1/2024	25,000	26,725

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — continued
University of Mississippi Educational Building Corp., Campus Improvement Project
Series 2015C, Rev., 3.00%, 11/1/2022	25,000	25,177
Series 2015C, Rev., 5.00%, 11/1/2023	35,000	36,568
University of Mississippi Educational Building Corp., Facilities Refinancing Project
Rev., 3.00%, 10/1/2022	195,000	196,136
Series 2016A, Rev., 5.00%, 10/1/2022	80,000	80,992
Rev., 5.00%, 10/1/2023	270,000	281,492
Rev., 5.00%, 10/1/2024	195,000	207,766
University of Southern Mississippi (The), Educational Building Corp. Series 2015A, Rev., 5.00%, 3/1/2023	35,000	35,855
University of Southern Mississippi Educational Building Corp., Facilities Refinancing Project Rev., 3.00%, 3/1/2023	50,000	50,460
West Rankin Utility Authority Rev., AGM, 3.00%, 1/1/2023	25,000	25,223
Total Mississippi		11,398,960
Missouri — 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combine Lien Mass Transit Sales Tax Series 2013A, Rev., 5.00%, 10/1/2022	395,000	399,724
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien
Series 2013A, Rev., 4.38%, 10/1/2022 (b)	25,000	25,259
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	305,000	308,782
Cape Girardeau County Industrial Development Authority, Health Care Facilities
Series 2013A, Rev., 4.00%, 6/1/2022	335,000	335,000
Series 2013A, Rev., 5.00%, 6/1/2022	300,000	300,000
Cape Girardeau School District No. 63 GO, 4.00%, 3/1/2025	25,000	26,293
City of Belton COP, 5.00%, 3/1/2023	100,000	102,474
City of Brentwood COP, 3.00%, 10/1/2022	135,000	135,701
City of Chesterfield COP, 5.00%, 12/1/2023	75,000	78,549
City of Clayton Rev., 5.00%, 12/1/2022	115,000	117,071
City of Columbia, Water and Electric System
Rev., 5.00%, 10/1/2022	50,000	50,601
Series 2019B, Rev., 5.00%, 10/1/2022	25,000	25,301
City of Excelsior Springs
Series 2020A, COP, 4.00%, 9/1/2022	125,000	125,843
Series 2020B, COP, 4.00%, 3/1/2023	25,000	25,452
City of Gladstone Series A, COP, 2.00%, 6/1/2022	25,000	25,000
City of Kansas City
Series 2013B, Rev., 4.50%, 8/1/2022 (b)	25,000	25,135
Series 2019A, Rev., 3.00%, 12/1/2022	30,000	30,248
Series 2014A, Rev., 4.00%, 12/1/2022	35,000	35,463
Series 2019A, Rev., 5.00%, 12/1/2022	40,000	40,726
Series 2020A, Rev., 5.00%, 12/1/2022	40,000	40,726
Series 2021A, Rev., 5.00%, 12/1/2022	25,000	25,454
Series 2019A, Rev., 5.00%, 12/1/2023	35,000	36,688
City of Kansas City, Sanitary Sewer System Series 2016A, Rev., 4.00%, 1/1/2023	125,000	126,893
City of Kansas City, Special Obligation
Series 2013B, Rev., 3.25%, 8/1/2022 (b)	150,000	150,500
Series 2013B, Rev., 5.00%, 8/1/2022	95,000	95,472
Series 2017C, Rev., 5.00%, 9/1/2022	525,000	528,865
Series B, Rev., 5.00%, 9/1/2022	135,000	135,994
Series 2009E, Rev., Zero Coupon, 2/1/2023	45,000	44,400

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Series E, Rev., Zero Coupon, 2/1/2024	275,000	263,958
City of Kirkwood
COP, 3.00%, 9/1/2022	25,000	25,103
COP, 3.00%, 9/1/2023	105,000	106,506
City of Mexico, Sewerage System Rev., 3.00%, 7/1/2022	20,000	20,029
City of Sedalia
COP, 4.00%, 7/15/2022	25,000	25,081
COP, 3.00%, 9/15/2022	65,000	65,302
City of Springfield Series 2014A, Rev., 4.00%, 9/1/2022	25,000	25,174
City of Springfield, Public Utility
Rev., 5.00%, 8/1/2022	305,000	306,886
Rev., 5.00%, 8/1/2023	80,000	83,035
City of Springfield, Public Utility, Lease Purchase Agreement
Rev., 5.00%, 9/1/2022	100,000	100,922
Rev., 5.00%, 9/1/2023	50,000	52,020
City of St. Charles
Series 2020B, COP, 4.00%, 2/1/2023	100,000	101,637
COP, 5.00%, 4/1/2023	200,000	205,605
City of St. Louis, St. Louis Lambert International Airport Series A, Rev., AGM, 5.00%, 7/1/2022	395,000	396,172
City of St. Peters COP, 4.00%, 5/1/2023	170,000	173,516
City of Washington COP, 5.00%, 3/1/2023	320,000	327,698
Columbia School District GO, 5.00%, 3/1/2023	145,000	148,762
County of Clay Series 2018A, COP, 4.00%, 5/1/2024 (b)	30,000	31,201
County of Dunklin
Rev., 3.00%, 12/1/2022	200,000	201,468
Rev., 3.00%, 12/1/2023	360,000	365,695
Rev., 3.00%, 12/1/2024	330,000	336,185
Rev., 3.00%, 12/1/2025	250,000	255,434
Rev., 3.00%, 12/1/2026	400,000	408,808
County of Franklin COP, 4.00%, 11/1/2022	20,000	20,226
County of Greene, Capital Projects
COP, 4.00%, 9/1/2022	80,000	80,503
Series 2021A, COP, 4.00%, 3/1/2024	30,000	31,032
County of Jackson, Harry S. Truman Sports Complex Project
Rev., 5.00%, 12/1/2022	135,000	137,221
Rev., 5.00%, 12/1/2024	365,000	385,375
County of Jackson, Special Obligation Rev., 4.00%, 12/1/2023	35,000	36,131
County of St. Louis, Special Obligation Series 2021F, Rev., 5.00%, 12/1/2022	100,000	101,806
Curators of the University of Missouri (The), System Facilities Bonds
Series 2014A, Rev., 5.00%, 11/1/2022 (b)	165,000	167,527
Series A, Rev., 5.00%, 11/1/2022	25,000	25,384
Hazelwood School District GO, 5.00%, 3/1/2023	20,000	20,513
Health & Educational Facilities Authority of the State of Missouri
Series 2014A, Rev., 4.00%, 6/1/2022	150,000	150,000
Series 2014A, Rev., 5.00%, 6/1/2022	205,000	205,000
Series C, Rev., VRDO, LIQ : BJC Health System, 0.65%, 6/9/2022 (c)	13,110,000	13,110,000
Rev., 3.00%, 11/15/2022	50,000	50,364

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
Rev., 5.00%, 11/15/2022	1,120,000	1,138,234
Series 2013A, Rev., 5.00%, 11/15/2022	270,000	274,272
Rev., 5.00%, 1/1/2023	105,000	107,202
Series 2014A, Rev., 5.00%, 6/1/2023	380,000	392,855
Rev., 5.00%, 11/15/2023	175,000	182,866
Series 2014A, Rev., 5.00%, 6/1/2024 (b)	25,000	26,467
Series 2021B, Rev., 4.00%, 5/1/2026 (c)	5,375,000	5,652,712
Series 2018A, Rev., 5.00%, 6/1/2026	155,000	169,115
Hickman Mills C-1 School District Series 2020C-1, GO, 4.00%, 3/1/2023	50,000	50,894
Jackson County Reorganized School District No. 7
GO, 4.00%, 3/1/2023	20,000	20,356
GO, 5.00%, 3/1/2023	20,000	20,504
Jefferson City School District GO, 3.00%, 3/1/2023	35,000	35,385
Joplin Schools GO, 4.00%, 3/1/2025	100,000	101,457
Ladue School District GO, 4.00%, 3/1/2023	20,000	20,378
Metropolitan St. Louis Sewer District Series 2013B, Rev., 5.00%, 5/1/2023 (b)	260,000	268,157
Missouri Development Finance Board
Rev., 5.00%, 10/1/2022	95,000	96,130
Series 2013A, Rev., 3.00%, 10/1/2023	50,000	50,053
Rev., 5.00%, 10/1/2023	75,000	78,121
Series 2012A, Rev., 5.00%, 12/1/2023	120,000	125,424
Missouri Highway & Transportation Commission Series 2019A, Rev., 5.00%, 5/1/2023	85,000	87,706
Missouri Housing Development Commission Series 2021C, Rev., GNMA/FNMA/FHLMC, 0.35%, 11/1/2023	480,000	468,845
Missouri Joint Municipal Electric Utility Commission
Series 2015A, Rev., 5.00%, 6/1/2022	35,000	35,000
Series 2015A, Rev., 5.00%, 12/1/2022	105,000	106,881
Series 2014A, Rev., 5.00%, 1/1/2023	385,000	392,937
Series 2015A, Rev., 5.00%, 6/1/2023	355,000	366,865
Series 2015A, Rev., 5.00%, 12/1/2023	175,000	183,228
Series 2014A, Rev., 5.00%, 1/1/2024	235,000	246,548
Series 2015A, Rev., 5.00%, 6/1/2024	150,000	158,835
Series 2015A, Rev., 5.00%, 6/1/2025	305,000	329,819
Missouri State Board of Public Buildings
Series 2014A, Rev., 5.00%, 10/1/2022	135,000	136,683
Series 2015B, Rev., 5.00%, 4/1/2023	25,000	25,722
Series 2014A, Rev., 4.00%, 10/1/2023	95,000	95,763
Rev., 5.00%, 10/1/2023	50,000	52,182
Series 2020B, Rev., 5.00%, 10/1/2023	30,000	31,309
Series 2015B, Rev., 5.00%, 4/1/2024	100,000	105,673
Missouri State Environmental Improvement & Energy Resources Authority
Series 2013A, Rev., 5.00%, 7/1/2022	45,000	45,142
Series 2020A, Rev., 5.00%, 1/1/2023	290,000	296,098
Series 2015B, Rev., 5.00%, 7/1/2023	25,000	25,916
Series 2013A, Rev., 5.00%, 7/1/2024	60,000	62,225
Park Hill School District of Platte County, Missouri Direct Deposit Program GO, 5.00%, 3/1/2023	40,000	41,059
Plaza at Noah's Ark Community Improvement District Rev., 3.00%, 5/1/2023	150,000	149,195
Springfield School District No. R-12, Missouri Direct Deposit Program Series 2014B, GO, 5.00%, 3/1/2023	20,000	20,530
St. Charles Community College GO, 4.00%, 2/15/2023	35,000	35,611

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Missouri — continued
St. Charles County Ambulance District GO, 4.00%, 3/1/2023	40,000	40,757
St. Charles County Public Water Supply District No. 2
COP, 5.00%, 12/1/2022	80,000	81,381
Series 2016B, COP, 5.00%, 12/1/2022	30,000	30,518
COP, 3.00%, 12/1/2023	45,000	45,725
Series 2016B, COP, 5.00%, 12/1/2023	50,000	50,763
St. Charles County School District No. R-IV Wentzville COP, 4.00%, 4/1/2023	135,000	137,584
St. Joseph Industrial Development Authority, Sewer System Improvements Project Series 2015B, Rev., 5.00%, 4/1/2023	20,000	20,557
St. Louis County Industrial Development Authority, Friendship Village Chesterfield Rev., 5.00%, 9/1/2022 (b)	50,000	50,464
St. Louis County Reorganized School District No. R-6 GO, 5.00%, 2/1/2023	180,000	184,202
St. Louis Municipal Finance Corp., Sales Tax Rev., 5.00%, 2/15/2023	75,000	76,766
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 0.80%, 6/9/2022 (c) (d)	9,500,000	9,500,000
Total Missouri		44,473,964
Montana — 0.2%
Broadwater County K-12 School District No. 1 Townsend GO, 4.00%, 7/1/2022	50,000	50,114
City of Billings Series 2012A, GO, 3.00%, 7/1/2023	35,000	35,040
Flathead County High School District No. 5 Kalispell GO, 2.00%, 7/1/2022	50,000	50,032
Gallatin County High School District No. 7 Bozeman GO, 4.00%, 6/1/2022	25,000	25,000
Gallatin County School District No. 3 Manhattan GO, 3.00%, 7/1/2022	50,000	50,072
Gallatin County School District No. 44 Belgrade GO, 5.00%, 6/1/2022	225,000	225,000
Missoula County Elementary School District No. 1 GO, 4.00%, 7/1/2022	25,000	25,058
Montana Facility Finance Authority
Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.55%), 1.23%, 6/9/2022 (e)	5,195,000	5,196,762
Series 2019A, Rev., 5.00%, 1/1/2023	70,000	71,427
Montana State Board of Regents Series 2017D, Rev., 5.00%, 11/15/2022	50,000	50,844
State of Montana Series 2020G, GO, 5.00%, 8/1/2022	25,000	25,159
Yellowstone County School District No. 2 Billings, School Building GO, 5.00%, 6/15/2022	70,000	70,098
Total Montana		5,874,606
Nebraska — 1.5%
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024 (c)	970,000	998,843
Central Plains Energy, Project NEB Gas Rev., 5.00%, 9/1/2022	30,490,000	30,732,844
City of Grand Island, Combined Utility System Series 2020A, Rev., AGM, 4.00%, 8/15/2022	20,000	20,112
City of Lincoln, Electric System
Rev., 3.00%, 9/1/2022 (b)	25,000	25,110
Rev., 5.00%, 9/1/2022 (b)	100,000	100,940
Rev., 5.00%, 9/1/2022	910,000	918,529
Rev., 2.70%, 9/1/2023	10,000	10,129
City of Lincoln, Sanitary Sewer Rev., 4.00%, 6/15/2022	60,000	60,063
City of Lincoln, Stormwater Drainage and Flood Management System GO, 3.00%, 12/15/2023	40,000	40,757
City of Lincoln, Water Rev., 3.00%, 8/15/2022	25,000	25,093
City of Omaha
Series 2014B, GO, 5.00%, 11/15/2022	100,000	101,715
Series A, GO, 5.00%, 11/15/2022	40,000	40,686
City of Omaha, Sanitary Sewerage System
Rev., 3.25%, 11/15/2022 (b)	45,000	45,394

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Rev., 4.00%, 11/15/2022 (b)	75,000	75,919
Rev., 5.00%, 11/15/2022 (b)	100,000	101,676
Rev., 5.00%, 11/15/2022	50,000	50,858
Series 2020A, Rev., 4.00%, 4/1/2023	185,000	188,851
Series 2020A, Rev., 4.00%, 4/1/2025	35,000	36,816
City of Omaha, Various Purpose
Series 2012A, GO, 3.00%, 11/15/2022	50,000	50,408
Series 2012A, GO, 3.25%, 11/15/2022 (b)	75,000	75,656
County of Douglas, Creighton University Projects
Rev., 5.00%, 7/1/2022	205,000	205,607
Rev., (SIFMA Municipal Swap Index Yield + 0.53%), 1.21%, 9/1/2026 (e)	8,000,000	8,026,571
Douglas County Hospital Authority No. 2 Rev., 5.00%, 5/15/2023	25,000	25,771
Douglas County School District No. 17 Series 2015B, GO, 5.00%, 6/15/2022	305,000	305,433
Douglas County School District No. 59 GO, 3.25%, 6/7/2022 (b)	100,000	100,029
Elkhorn School District Series 2019, GO, 5.00%, 12/15/2022	25,000	25,492
Grand Island Electric Department
Rev., 5.00%, 8/15/2022 (b)	50,000	50,391
Rev., 5.00%, 8/15/2023 (b)	50,000	52,008
Loup River Public Power District Rev., 5.00%, 12/1/2022	25,000	25,440
Metropolitan Utilities District of Omaha Water System Rev., 5.00%, 12/1/2022	175,000	178,170
Municipal Energy Agency of Nebraska
Series 2013A, Rev., 5.00%, 4/1/2023	40,000	41,141
Series 2016A, Rev., 5.00%, 4/1/2023	40,000	41,141
Series 2022A, Rev., 5.00%, 4/1/2023	105,000	107,987
Nebraska Cooperative Republican Platte Enhancement Project
Series 2020A, Rev., 2.00%, 12/15/2022	445,000	445,719
Series 2020A, Rev., 2.00%, 12/15/2023	905,000	903,957
Nebraska Investment Finance Authority
Series 2020A, Rev., GNMA/FNMA/FHLMC, 0.80%, 9/1/2022	125,000	124,814
Series 2018C, Rev., 2.13%, 9/1/2022	25,000	25,037
Nebraska Public Power District
Series A, Rev., 4.00%, 1/1/2023	10,000	10,150
Series 2021A, Rev., 5.00%, 1/1/2023	1,500,000	1,531,098
Series 2021B, Rev., 5.00%, 1/1/2023	450,000	459,329
Series B, Rev., 5.00%, 1/1/2023	40,000	40,829
Series C, Rev., 5.00%, 1/1/2023	455,000	464,433
Series 2020A, Rev., 0.60%, 7/1/2023 (c)	690,000	678,596
Series 2021C, Rev., 5.00%, 1/1/2024	100,000	104,994
Series 2012B, Rev., 5.00%, 1/1/2025	165,000	168,130
Series 2021A, Rev., 5.00%, 1/1/2025	525,000	563,401
Series A-1, Rev., 5.00%, 1/1/2025	35,000	37,560
Series 2021A, Rev., 5.00%, 1/1/2027	400,000	448,635
Northeast Community College Area, Limited Tax GO, 3.00%, 7/15/2022	50,000	50,106
Omaha Public Facilities Corp., Library and Parking Projects Series 2016C, Rev., 3.00%, 8/15/2023	100,000	101,520
Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25,000	25,825
Omaha Public Power District Nebraska City Station Unit 2
Series 2015A, Rev., 5.00%, 2/1/2023	55,000	56,269
Series 2016A, Rev., 5.00%, 2/1/2023	20,000	20,462

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Omaha Public Power District, Electric System
Series 2016A, Rev., 5.00%, 2/1/2023	80,000	81,846
Series B, Rev., 5.00%, 2/1/2025	125,000	132,799
Papillion-La Vista School District No. 27
Series 2016A, GO, 4.00%, 12/1/2022	25,000	25,321
Series 2020B, GO, 4.00%, 12/1/2022	250,000	253,206
Series 2020B, GO, 4.00%, 12/1/2023	35,000	36,126
Papio-Missouri River Natural Resource District, Nebraska Flood Protection and Water Quality Enhancement
GO, 4.00%, 6/15/2022 (b)	85,000	85,090
GO, 5.00%, 6/15/2022 (b)	30,000	30,042
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2024	55,000	57,544
Series 2015A, Rev., 5.00%, 1/1/2026	800,000	856,638
State of Nebraska Series 2020A, COP, 3.00%, 9/1/2023	45,000	45,746
University of Nebraska Facilities Corp.
Series 2017A, Rev., 4.00%, 7/15/2022	205,000	205,700
Rev., 5.00%, 7/15/2022	20,000	20,092
Rev., 5.00%, 7/15/2023	125,000	129,625
University of Nebraska Facilities Corp., University System Facilities, Tax Exempt Series 2019B, Rev., 4.00%, 10/1/2022	35,000	35,315
University of Nebraska Facilities Corp., UNMC Cancer Center Series 2014A, Rev., 5.00%, 2/15/2023	20,000	20,490
University of Nebraska Facilities Corp., UNO Community Facilities Series 2013A, Rev., 4.00%, 11/15/2023 (b)	70,000	72,254
University of Nebraska, Kearney Student Housing Project Rev., 3.00%, 7/1/2022 (b)	25,000	25,039
University of Nebraska, OMAHA Student Housing Project Rev., 3.25%, 5/15/2024 (b)	60,000	61,544
Total Nebraska		51,320,861
Nevada — 0.6%
Carson City School District, Limited Tax Series 2019A, GO, 5.00%, 6/1/2023	75,000	77,499
City of Henderson
Series 2013B, GO, 4.00%, 6/1/2022	50,000	50,000
Series 2012A, GO, 5.00%, 6/1/2022	60,000	60,000
Series 2012A, GO, 4.00%, 12/1/2022 (b)	50,000	50,661
Series 2012A, GO, 5.00%, 12/1/2022 (b)	80,000	81,453
Series 2012A, GO, 5.00%, 6/1/2023	25,000	25,420
City of Las Vegas Series 2015C, GO, 5.00%, 9/1/2022	50,000	50,472
City of Las Vegas, City Hall Series 2015C, GO, 5.00%, 9/1/2024	125,000	133,294
City of Las Vegas, Limited Tax Series 2019C, GO, 5.00%, 6/1/2022	50,000	50,000
Clark County School District, Limited Tax
Series 2015B, GO, 5.00%, 6/15/2022	55,000	55,078
Series 2015D, GO, 5.00%, 6/15/2022	25,000	25,036
Series 2016A, GO, 5.00%, 6/15/2022	290,000	290,413
Series 2016B, GO, 5.00%, 6/15/2022	25,000	25,036
Series 2017A, GO, 5.00%, 6/15/2022	545,000	545,776
Series 2017C, GO, 5.00%, 6/15/2022	70,000	70,100
Series 2015C, GO, 5.00%, 6/15/2023	400,000	413,910
Series 2016A, GO, 5.00%, 6/15/2023	50,000	51,739
Series 2016B, GO, 5.00%, 6/15/2023	225,000	232,825
Series 2016D, GO, 5.00%, 6/15/2023	75,000	77,608
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	100,075

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Clark County Water Reclamation District, Limited Tax
GO, 5.00%, 7/1/2022	370,000	371,174
GO, 5.00%, 7/1/2023	220,000	227,941
County of Clark
GO, 5.00%, 6/1/2022	35,000	35,000
Rev., 5.00%, 7/1/2022	100,000	100,304
GO, 5.00%, 6/1/2023	35,000	36,177
Rev., 5.00%, 7/1/2023	225,000	232,875
County of Clark, Department of Aviation, Nevada Airport System, Las Vegas-McCarran International Airport Passenger Facility Charge Series 2012B, Rev., 5.00%, 7/1/2022	305,000	305,890
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien
Series 2019D, Rev., 5.00%, 7/1/2023	1,120,000	1,157,366
Series 2019D, Rev., 5.00%, 7/1/2024	400,000	422,840
Series 2019D, Rev., 5.00%, 7/1/2025	40,000	43,212
Series A-2, Rev., 5.00%, 7/1/2025	125,000	131,854
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2023	190,000	196,339
County of Clark, Department of Aviation, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2022	650,000	651,897
County of Clark, Flood Control, Limited Tax
GO, 5.00%, 11/1/2022	300,000	304,620
GO, 5.00%, 11/1/2023	90,000	94,098
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2025	710,000	770,317
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax
Series 2017C, GO, 5.00%, 7/1/2022	35,000	35,111
GO, 5.00%, 7/1/2023	20,000	20,722
Series 2017C, GO, 5.00%, 7/1/2023	85,000	88,068
County of Clark, Limited Tax
GO, 5.00%, 7/1/2022	60,000	60,190
Series 2015A, GO, 5.00%, 7/1/2022	25,000	25,079
Series 2016A, GO, 5.00%, 11/1/2022	125,000	126,925
Series 2016B, GO, 5.00%, 11/1/2022	1,115,000	1,132,172
Series 2020B, GO, 5.00%, 11/1/2022	30,000	30,462
Series 2019A, GO, 5.00%, 12/1/2022	170,000	173,105
Series 2015A, GO, 5.00%, 7/1/2023	295,000	305,649
Series 2016B, GO, 5.00%, 11/1/2023	25,000	26,138
Series 2019A, GO, 5.00%, 12/1/2023	75,000	78,583
Series 2016B, GO, 5.00%, 11/1/2024	45,000	48,182
County of Clark, Nevada Highway, Motor Vehicle Fuel Tax
Rev., 5.00%, 7/1/2022	45,000	45,137
Rev., 5.00%, 7/1/2023	695,000	719,327
County of Clark, Nevada Power Co. Rev., 1.65%, 3/31/2023 (c)	1,600,000	1,592,814
County of Clark, Park Improvement, Limited Tax GO, 5.00%, 12/1/2024	25,000	26,822
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility
Series 2015C, Rev., 5.00%, 7/1/2022	300,000	300,876
Series 2019E, Rev., 5.00%, 7/1/2023	25,000	25,834
County of Clark, Sales and Excise Tax Rev., 5.00%, 7/1/2023	25,000	25,916
County of Clark, Transportation Improvement, Limited Tax
Series 2018A, GO, 5.00%, 6/1/2022	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Series 2018B, GO, 5.00%, 12/1/2023	20,000	20,955
Series 2018B, GO, 5.00%, 12/1/2025	35,000	38,431
Series 2019B, GO, 5.00%, 6/1/2026	300,000	333,102
County of Washoe, Fuel Tax Rev., 5.00%, 2/1/2023	35,000	35,820
County of Washoe, Gas and Water Facilities, Sierra Pacific Power Co. Project Series 2016B, Rev., VRDO, 3.00%, 6/1/2022 (c)	2,650,000	2,650,000
County of Washoe, Sales Tax Series 2016A, Rev., 5.00%, 12/1/2022	140,000	142,529
Las Vegas Convention & Visitors Authority Rev., 5.00%, 7/1/2022	350,000	351,007
Las Vegas Valley Water District
Series 2012A, GO, 5.00%, 6/1/2022	115,000	115,000
Series 2012B, GO, 5.00%, 6/1/2022	655,000	655,000
Series 2015A, GO, 5.00%, 6/1/2022	355,000	355,000
Series 2016A, GO, 5.00%, 6/1/2022	145,000	145,000
Series 2016B, GO, 5.00%, 6/1/2022	100,000	100,000
Series 2017A, GO, 5.00%, 6/1/2022	235,000	235,000
Series 2018B, GO, 5.00%, 6/1/2022	190,000	190,000
Series 2019B, GO, 5.00%, 6/1/2022	65,000	65,000
Series 2016A, GO, 5.00%, 6/1/2023	65,000	67,146
Series 2016B, GO, 5.00%, 6/1/2023	20,000	20,660
Series 2019B, GO, 5.00%, 6/1/2023	60,000	61,981
Series C, GO, 5.00%, 9/15/2023	110,000	114,532
Series B, GO, 5.00%, 12/1/2023	60,000	62,812
Nevada Housing Division Rev., 0.30%, 10/1/2022 (c)	175,000	173,986
Nevada System of Higher Education
Rev., 4.00%, 7/1/2022	140,000	140,305
Series 2015A, Rev., 4.00%, 7/1/2022	25,000	25,054
Series 2012A, Rev., 5.00%, 7/1/2022	125,000	125,389
Series 2013B, Rev., 5.00%, 7/1/2022	295,000	295,878
Series 2014A, COP, 5.00%, 7/1/2022	150,000	150,458
Series 2020A, COP, 5.00%, 7/1/2022	300,000	300,915
Rev., 5.00%, 7/1/2023	265,000	274,122
Series 2013B, Rev., 5.00%, 7/1/2024	180,000	185,868
State of Nevada Series 2012-A, GO, 4.00%, 11/1/2024	55,000	55,075
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax
Rev., 4.00%, 12/1/2022	295,000	298,930
Rev., 5.00%, 12/1/2022	110,000	112,009
Series 2020A, Rev., 5.00%, 12/1/2022	245,000	249,475
Rev., 5.00%, 12/1/2023	155,000	162,522
State of Nevada, Capital Improvement and Cultural Affairs
GO, 5.00%, 8/1/2022	25,000	25,159
Series 2015B, GO, 5.00%, 11/1/2022	85,000	86,309
Series 2013D-1, GO, 5.00%, 3/1/2023	130,000	133,432
Series 2015B, GO, 5.00%, 11/1/2024	25,000	26,780
Series 2015B, GO, 5.00%, 11/1/2025	20,000	21,654
State of Nevada, Limited Tax
GO, 5.00%, 6/1/2022	25,000	25,000
Series 2013B, GO, 4.00%, 8/1/2022	20,000	20,094
Series 2015C, GO, 5.00%, 11/1/2022	25,000	25,385

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nevada — continued
Series 2015E, GO, 5.00%, 2/1/2023	20,000	20,475
Series 2015D, GO, 5.00%, 4/1/2023	65,000	66,887
State of Nevada, Natural Resources, Limited Tax Series 2012C, GO, 5.00%, 8/1/2022	35,000	35,222
State of Nevada, Open Space Parks and Natural Resources, Limited Tax Series 2012-D, GO, 5.00%, 6/1/2022	85,000	85,000
State of Nevada, Water Pollution Control GO, 5.00%, 8/1/2022	25,000	25,159
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2022	115,000	115,364
Washoe County School District, Limited Tax
GO, 5.00%, 10/1/2022	45,000	45,553
Series 2017D, GO, 5.00%, 6/1/2023	175,000	180,885
Series A, GO, PSF-GTD, 5.00%, 6/1/2023	25,000	25,841
Total Nevada		21,733,571
New Hampshire — 0.1%
Bedford School District Series 2014A, GO, 5.00%, 7/15/2022	55,000	55,256
City of Concord GO, 4.00%, 7/15/2022	40,000	40,137
City of Dover
GO, 5.00%, 6/15/2022	185,000	185,263
Series 2017B, GO, 5.00%, 12/15/2022	50,000	50,978
GO, 5.00%, 6/15/2023	35,000	36,236
City of Keene
GO, 4.00%, 11/1/2022	30,000	30,336
GO, NATL-RE, 5.00%, 3/1/2023	20,000	20,525
City of Nashua GO, 5.00%, 9/15/2022	25,000	25,272
County of Rockingham, Municipal Purpose Loan GO, 3.00%, 5/15/2023	30,000	30,415
New Hampshire Health and Education Facilities Authority Act
Rev., 5.00%, 7/1/2022	35,000	35,110
Series 2013A, Rev., 4.00%, 10/1/2022 (b)	660,000	665,793
Rev., 5.00%, 1/1/2023 (b)	40,000	40,825
New Hampshire Municipal Bond Bank
Series 2012C, Rev., 3.25%, 8/15/2022 (b)	50,000	50,211
Series 2012C, Rev., 4.00%, 8/15/2022	35,000	35,199
Series 2016D, Rev., 4.00%, 8/15/2022	25,000	25,142
Series 2015A, Rev., 5.00%, 8/15/2022	120,000	120,924
Series 2016B, Rev., 5.00%, 8/15/2022	25,000	25,193
Series 2017B, Rev., 5.00%, 8/15/2022	50,000	50,385
Series 2020B, Rev., 5.00%, 8/15/2022	40,000	40,308
Series 2021C, Rev., 5.00%, 8/15/2022	45,000	45,347
Series 2017A, Rev., 5.00%, 2/15/2023	100,000	102,462
New Hampshire State Turnpike System Series 2015A, Rev., 5.00%, 10/1/2022	110,000	111,382
State of New Hampshire
Series 2020C, GO, 5.00%, 12/1/2022	35,000	35,644
Series 2014A, GO, 5.00%, 3/1/2023	80,000	82,130
State of New Hampshire, Capital Improvement
Series 2016B, GO, 5.00%, 6/1/2022	90,000	90,000
Series 2018A, GO, 5.00%, 12/1/2022	145,000	147,670
Town of Londonderry GO, NATL-RE, 4.10%, 7/1/2022	20,000	20,049
Windham School District Series 2014A, GO, 5.00%, 7/15/2024	60,000	63,585
Total New Hampshire		2,261,777

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — 8.2%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2016B, Rev., 5.00%, 9/1/2022	45,000	45,399
Series 2016A, Rev., AGM, 5.00%, 7/1/2023	30,000	30,968
Atlantic County Improvement Authority (The), The Egg Harbor Township Golf Corp., Project Rev., 5.00%, 11/1/2022	30,000	30,433
Barrington Board of Education GO, 4.00%, 4/1/2023	35,000	35,670
Bergen County Improvement Authority (The), Bergen New Bridge Medical Center Series 2020A, Rev., 3.00%, 8/15/2022	1,110,000	1,113,824
Bergen County Improvement Authority (The), Guaranteed Fort Lee Board of Education
Rev., 5.00%, 8/15/2022	25,000	25,193
Rev., 4.00%, 12/1/2022 (b)	45,000	45,595
Rev., 5.00%, 12/1/2022	75,000	76,351
Bergen County Improvement Authority (The), Guaranteed Governmental Loan
Series 2016C, Rev., 4.00%, 8/15/2022	55,000	55,313
Rev., 5.00%, 10/15/2022	30,000	30,410
Bergen County Improvement Authority (The), Saddle Brook Project
Rev., 5.00%, 8/1/2022	30,000	30,188
Rev., 5.00%, 9/1/2022	35,000	35,326
Bernards Township School District Series 2013B, GO, 5.00%, 1/1/2023	50,000	51,040
Borough of Alpine GO, BAN, 2.00%, 11/16/2022	2,325,311	2,328,163
Borough of Bloomingdale GO, BAN, 2.00%, 2/22/2023	8,676,000	8,677,876
Borough of Cliffside Park GO, BAN, 1.25%, 9/30/2022	5,510,000	5,505,351
Borough of Dumont GO, BAN, 2.00%, 6/2/2022	150,000	150,000
Borough of Englewood Cliffs GO, BAN, 2.00%, 2/17/2023	5,945,049	5,945,257
Borough of Fair Haven GO, 4.00%, 10/1/2022	25,000	25,219
Borough of Flemington GO, BAN, 1.50%, 10/27/2022	5,984,000	5,981,217
Borough of Frenchtown GO, BAN, 1.50%, 10/21/2022	1,285,183	1,284,398
Borough of Haddonfield GO, BAN, 2.00%, 2/17/2023	11,038,750	11,040,689
Borough of Haledon GO, 2.00%, 10/15/2022	45,000	45,071
Borough of Haworth GO, BAN, 1.50%, 11/10/2022	2,436,000	2,433,716
Borough of Hawthorne GO, BAN, 1.50%, 9/9/2022	2,696,500	2,696,271
Borough of Kinnelon GO, BAN, 1.50%, 9/30/2022	1,304,000	1,303,754
Borough of Lakehurst GO, 2.50%, 12/1/2022	40,000	40,133
Borough of Metuchen GO, 2.25%, 9/1/2022	145,000	145,354
Borough of Morris Plains GO, BAN, 1.50%, 12/9/2022	1,415,880	1,413,742
Borough of Oakland, General Improvement GO, 3.00%, 12/1/2022	50,000	50,407
Borough of Ogdensburg GO, BAN, 1.50%, 10/28/2022	1,239,000	1,238,305
Borough of Paramus GO, BAN, 1.50%, 10/14/2022	14,409,000	14,404,353
Borough of Pitman Series A, GO, BAN, 1.50%, 12/13/2022	4,287,927	4,281,975
Borough of Point Pleasant, General Improvement GO, 4.00%, 7/15/2022	20,000	20,068
Borough of Ramsey GO, BAN, 3.50%, 6/2/2023 (f)	10,514,000	10,634,620
Borough of Ramsey, Water and Sewer Utilities GO, BAN, 1.25%, 6/3/2022	11,360,000	11,359,953
Borough of Rutherford GO, 3.00%, 11/1/2022	65,000	65,453
Borough of Seaside Heights
GO, 4.00%, 8/15/2022	80,000	80,409
GO, AGM, 2.75%, 12/1/2022	25,000	25,155
Borough of South Bound Brook, General Improvement GO, 3.00%, 8/15/2022	30,000	30,102
Borough of South River, General Improvement
GO, 3.00%, 12/1/2022	55,000	55,434

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
GO, 4.00%, 12/1/2022	65,000	65,834
Borough of Spotswood, Water and Sewer Utilities GO, 2.25%, 12/1/2022	25,000	25,118
Borough of Waldwick GO, 2.00%, 11/1/2022	50,000	50,112
Borough of Woodbury Heights GO, 2.00%, 7/15/2022	25,000	25,026
Brick Township Board of Education GO, 4.00%, 1/1/2025	35,000	36,631
Brick Township Municipal Utilities Authority (The) Series 2016A, Rev., 5.00%, 12/1/2022	40,000	40,710
Burlington County Bridge Commission, Governmental Leasing Program
Rev., 5.00%, 10/1/2022	95,000	96,171
Series 2014A, Rev., 5.00%, 12/1/2022	20,000	20,361
Rev., 4.00%, 4/1/2023	20,000	20,408
Rev., 5.00%, 4/15/2023	25,000	25,744
Series 2020C-1, Rev., 4.00%, 11/15/2023	75,000	77,410
Burlington County Bridge Commission, Governmental Loan Program
Rev., 5.00%, 8/1/2022	25,000	25,157
Rev., 5.00%, 12/1/2022	240,000	244,335
Series 2013A, Rev., 5.00%, 12/1/2023	80,000	81,316
Burlington County Bridge Commission, Guaranteed Bridge System Rev., 5.00%, 10/1/2022	135,000	136,665
Burlington Township Board of Education GO, 1.75%, 7/15/2022	70,000	70,048
Camden County Improvement Authority (The)
Rev., 2.38%, 6/1/2022	30,000	30,000
Series 2015A, Rev., 5.00%, 9/1/2022	25,000	25,229
Series A, Rev., 5.00%, 1/15/2023	40,000	40,862
Series 2012A, Rev., 2.25%, 6/1/2023	75,000	75,032
Series 2017B, Rev., 4.00%, 1/15/2024	25,000	25,848
Series 2015A, Rev., 5.00%, 9/1/2024	25,000	26,619
Camden County Improvement Authority (The), Camden County College Project Rev., 5.00%, 1/15/2023	50,000	51,077
Camden County Improvement Authority (The), City Hall Project
Rev., 5.00%, 12/1/2022	75,000	76,325
Rev., 5.00%, 12/1/2025	30,000	32,856
Camden County Improvement Authority (The), Open Space Preservation Trust Fund Rev., 5.00%, 6/1/2023	50,000	50,134
Cape May County Bridge Commission Rev., 3.00%, 6/1/2022 (b)	25,000	25,000
Cedar Grove Township School District GO, 4.00%, 8/15/2022	50,000	50,279
Chathams District Board of Education Series 2014A, GO, 5.00%, 7/15/2022	45,000	45,210
City of Brigantine GO, 4.00%, 10/15/2022	75,000	75,749
City of Clifton
GO, 5.00%, 8/15/2022	25,000	25,193
GO, 4.00%, 10/15/2022	70,000	70,701
GO, 3.00%, 10/15/2023	20,000	20,095
City of Elizabeth
GO, AGM, 2.50%, 4/1/2023	25,000	25,175
GO, 3.00%, 4/1/2023	25,000	25,277
City of Elizabeth, General Improvement GO, 4.00%, 8/15/2022	50,000	50,271
City of Englewood GO, 3.00%, 2/1/2023	115,000	116,149
City of Hoboken, Packaging Utility GO, 5.00%, 1/1/2023	25,000	25,498
City of Jersey City Series 2017A, GO, 4.00%, 11/1/2022	100,000	101,108
City of Long Branch
Series 2020A, GO, 5.00%, 9/15/2022	50,000	50,543
Series 2020A, GO, 5.00%, 9/15/2025	30,000	32,631

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
City of New Brunswick GO, 4.00%, 3/15/2023	40,000	40,794
City of New Brunswick, Redevelopment Area, Cultural Center Project GO, AGM, 4.00%, 9/15/2022	34,000	34,273
City of Newark
Series A, GO, 5.25%, 7/15/2022	1,200,000	1,205,248
Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000,000	1,037,452
City of Ocean City, General Improvement
Series 2020A&B, GO, 3.00%, 10/15/2022	25,000	25,162
GO, 4.00%, 12/15/2022	50,000	50,714
GO, 4.00%, 9/15/2023	120,000	123,518
Series 2020A&B, GO, 4.00%, 10/15/2023	50,000	51,542
GO, 4.00%, 9/15/2025	40,000	42,365
City of Orange Township GO, 4.00%, 12/1/2022	25,000	25,306
City of Plainfield GO, 4.00%, 9/15/2022	25,000	25,193
City of Plainfield, General Improvement GO, 4.00%, 8/15/2022	60,000	60,328
City of Rahway
GO, 4.00%, 4/15/2023	100,000	101,986
GO, 4.00%, 8/1/2023	25,000	25,661
GO, 4.00%, 10/1/2023	25,000	25,737
City of Sea Isle City
GO, 3.00%, 9/1/2022	20,000	20,086
GO, 3.00%, 9/1/2023	45,000	45,696
City of Summit GO, 5.00%, 11/1/2022	20,000	20,309
City of Trenton GO, AGM, 4.00%, 7/15/2022	50,000	50,160
City of Vineland GO, 5.00%, 7/15/2022	25,000	25,113
County of Atlantic GO, 0.50%, 6/1/2024	1,805,000	1,712,187
County of Atlantic, State Aid College GO, 0.05%, 6/1/2022	580,000	580,000
County of Atlantic, Vocational School GO, 4.00%, 10/1/2023	25,000	25,737
County of Bergen
GO, 5.00%, 10/15/2022	65,000	65,888
GO, 3.00%, 11/1/2022	50,000	50,348
GO, 3.00%, 1/15/2023	75,000	75,714
County of Burlington
Series 2017A, GO, 3.00%, 7/15/2022	25,000	25,056
Series 2019A, GO, 2.00%, 5/1/2023	100,000	100,399
County of Burlington, General Improvement Series 2016A-1, GO, 4.00%, 9/1/2022	155,000	156,068
County of Cumberland, General Improvement GO, 4.00%, 8/15/2022	40,000	40,234
County of Essex
Series A, GO, 2.00%, 9/1/2022	25,000	25,051
Series A, GO, 4.00%, 9/1/2022	20,000	20,139
GO, 5.00%, 9/1/2022	35,000	35,330
Series AC, GO, 5.00%, 3/1/2023	25,000	25,658
Series B, GO, 5.00%, 3/1/2023	50,000	51,316
GO, 3.00%, 8/1/2023	25,000	25,401
Series A, GO, 4.00%, 9/1/2023	20,000	20,582
County of Essex, Vocational School Bonds Series 2017B, GO, 5.00%, 9/1/2022	125,000	126,178
County of Gloucester
Series 2019A, GO, 5.00%, 9/15/2022	65,000	65,674
Series 2017B, GO, 4.00%, 10/15/2022	125,000	126,192

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
GO, 3.00%, 3/1/2023	25,000	25,258
County of Hudson
GO, 5.00%, 7/1/2022	60,000	60,188
Series A, GO, 5.00%, 7/1/2022	25,000	25,078
Series B, GO, 5.00%, 7/1/2022	50,000	50,157
GO, 5.00%, 12/1/2022	215,000	218,883
GO, 4.00%, 2/15/2023	50,000	50,886
GO, 5.00%, 12/1/2023	25,000	26,179
Series B, GO, 4.00%, 7/1/2025	40,000	42,273
County of Mercer, County College
GO, 4.00%, 6/1/2022	25,000	25,000
GO, 3.00%, 6/1/2023	20,000	20,245
County of Middlesex
Series 2019A, GO, 4.00%, 11/15/2022	20,000	20,242
GO, 3.00%, 1/15/2023	15,000	15,147
GO, 4.00%, 1/15/2023	20,000	20,319
County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2023	25,000	25,601
County of Middlesex, Civic Square III Redevelopment Associates LLC COP, 4.00%, 6/15/2023	100,000	102,402
County of Middlesex, Civic Square IV Redevelopment Associates LLC
COP, 4.00%, 6/15/2022	100,000	100,102
COP, 5.00%, 10/15/2022	50,000	50,673
County of Middlesex, Vocational Technical School GO, 3.00%, 6/1/2022	30,000	30,000
County of Monmouth GO, 5.00%, 7/15/2023	25,000	25,934
County of Monmouth, Various Purpose Series 2015C, GO, 5.00%, 7/15/2022	290,000	291,317
County of Morris
GO, 4.00%, 10/15/2022	25,000	25,254
GO, 4.00%, 2/1/2023	25,000	25,429
County of Ocean
Series 2015A, GO, 4.00%, 8/1/2022	75,000	75,354
GO, 5.00%, 8/1/2022	125,000	125,794
County of Ocean, General Improvement
GO, 4.00%, 9/1/2022	45,000	45,315
GO, 5.00%, 10/1/2022	45,000	45,561
County of Passaic
Series 2015A, GO, 4.00%, 12/1/2022	20,000	20,265
Series 2016A, GO, 4.00%, 12/1/2022	125,000	126,659
County of Passaic, Consisting of General Improvement and College GO, 5.00%, 4/1/2023	25,000	25,705
County of Passaic, Vocational School Series 2018B, GO, 4.00%, 12/1/2024	165,000	172,694
County of Somerset
GO, 4.00%, 7/15/2022	145,000	145,493
GO, 3.00%, 8/1/2022	25,000	25,075
GO, BAN, 1.00%, 9/7/2022	75,000	74,928
County of Somerset, General Improvement Series 2013A/B, GO, 2.50%, 10/1/2022	100,000	100,382
County of Sussex GO, 4.00%, 9/1/2022	25,000	25,170
County of Sussex, Vocational Technical School
GO, 2.00%, 6/15/2022	125,000	125,039
GO, 4.00%, 6/1/2023	60,000	61,408

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
County of Union
GO, BAN, 1.00%, 6/17/2022	290,000	289,991
Series B, GO, 3.00%, 3/1/2023	40,000	40,050
County of Union, Vocational Technical School GO, 5.00%, 3/1/2023	45,000	46,164
Cumberland County Improvement Authority (The), County Correctional Facility Project Rev., 5.00%, 10/1/2022	20,000	20,247
East Brunswick Township Board of Education GO, 5.00%, 11/1/2022	45,000	45,691
Egg Harbor Township School District
GO, AGM, 5.50%, 7/15/2022	45,000	45,230
GO, 5.00%, 9/15/2022	65,000	65,683
Essex County Improvement Authority
Rev., 5.00%, 10/1/2022	50,000	50,632
Rev., 5.25%, 12/15/2022	530,000	541,216
Series 2006, Rev., 5.25%, 12/15/2022	205,000	209,338
Fair Lawn Board of Education GO, 3.13%, 9/1/2022	20,000	20,096
Flemington Raritan Regional Board of Education GO, 4.00%, 6/15/2022	80,000	80,085
Franklin Township Board of Education GO, 3.00%, 2/1/2023 (b)	160,000	161,631
Freehold Township Board of Education
GO, 5.00%, 7/15/2022	50,000	50,227
GO, 5.00%, 2/15/2023	85,000	87,062
GO, 5.00%, 7/15/2023	25,000	25,098
Garden State Preservation Trust
Series 2003B, Rev., AGM, Zero Coupon, 11/1/2022	105,000	104,183
Series 2012A, Rev., 5.00%, 11/1/2022	245,000	248,291
Gloucester County Improvement Authority (The)
Series B, Rev., 5.00%, 7/1/2022	75,000	75,225
Rev., 4.00%, 12/1/2022	480,000	485,795
Rev., 4.00%, 5/15/2023	35,000	35,803
Series 2011A, Rev., 5.00%, 7/15/2023	20,000	20,733
Series 2013A, Rev., 5.00%, 9/1/2023	40,000	40,969
Series 2013A, Rev., 5.00%, 9/1/2024	15,000	15,326
Greater Egg Harbor Regional High School District GO, AGM, 3.25%, 7/15/2022	75,000	75,175
Green Brook Township School District GO, 3.50%, 5/15/2023	80,000	80,121
Hainesport Township School District GO, 5.00%, 1/15/2024	35,000	36,725
Hillsborough Township School District GO, 2.00%, 7/15/2022	220,000	220,207
Holmdel Township School District GO, 4.00%, 3/15/2023	25,000	25,467
Hopewell Valley Regional School District GO, 3.25%, 1/15/2025	25,000	25,608
Hudson County Improvement Authority
Rev., 5.00%, 8/1/2022	25,000	25,155
Series 2006A-1, Rev., Zero Coupon, 12/15/2022	150,000	148,633
Rev., 5.00%, 5/1/2023	270,000	278,221
Rev., 5.00%, 8/1/2023	50,000	51,891
Rev., 5.00%, 5/1/2024	65,000	68,667
Rev., 4.00%, 10/1/2025	40,000	42,366
Jackson Township School District GO, 5.00%, 6/15/2025	50,000	54,039
Jefferson Township School District GO, 4.00%, 9/15/2022 (b)	50,000	50,402
Jersey City Municipal Utilities Authority Rev., 3.00%, 7/1/2022	210,000	210,203
Kingsway Regional School District GO, 4.00%, 3/1/2023	50,000	50,894
Lenape Regional High School District GO, 5.00%, 3/15/2023	20,000	20,513

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Leonia Board of Education GO, 4.00%, 7/15/2022	140,000	140,478
Livingston Township School District GO, 5.00%, 7/15/2022	25,000	25,116
Lumberton Township School District GO, 2.00%, 7/15/2022	60,000	60,055
Mainland Regional High School District GO, 4.00%, 10/15/2022	175,000	176,682
Mercer County Improvement Authority (The) Series A, Rev., 5.00%, 11/1/2022	70,000	71,063
Middlesex County Improvement Authority
Rev., 5.00%, 7/15/2022	25,000	25,117
Series 1999B, Rev., Zero Coupon, 9/1/2022	180,000	179,343
Rev., 2.00%, 9/15/2022	125,000	125,291
Rev., 4.00%, 12/15/2022	65,000	65,925
Middletown Township Board of Education
GO, 5.00%, 8/1/2022	25,000	25,153
GO, 2.25%, 8/1/2024	720,000	720,925
Millburn Township Board of Education GO, 3.50%, 8/1/2022	30,000	30,115
Millstone Township School District GO, 4.00%, 7/15/2022	85,000	85,285
Monmouth County Improvement Authority (The)
Series 2017B, Rev., 5.00%, 7/15/2022	30,000	30,141
Series 2016B, Rev., 4.00%, 8/1/2022	140,000	140,666
Rev., 5.00%, 12/1/2022	395,000	402,254
Series 2019B, Rev., 5.00%, 12/1/2022	50,000	50,918
Rev., 5.00%, 8/1/2023	50,000	51,950
Monroe Township Board of Education
GO, 4.00%, 8/1/2022	95,000	95,441
GO, 5.00%, 3/1/2024	25,000	26,287
Montgomery Township Board of Education GO, 5.00%, 8/1/2022	20,000	20,127
Moorestown Township School District GO, 5.00%, 1/1/2023	55,000	56,108
Morris County Improvement Authority
Rev., 5.00%, 10/1/2022 (b)	100,000	101,240
Rev., 5.00%, 12/1/2022	100,000	101,821
Morris Plains School District GO, 3.00%, 7/15/2022	70,000	70,154
Mount Olive Township Board of Education
GO, 4.00%, 7/15/2022	140,000	140,483
GO, 4.00%, 7/15/2023	20,000	20,512
Mountainside School District GO, 3.00%, 8/15/2022	30,000	30,112
New Brunswick Parking Authority
Series 2020B, Rev., 5.00%, 9/1/2022	475,000	479,165
Series 2020B, Rev., 5.00%, 9/1/2023	335,000	347,433
New Jersey Building Authority Series 2013A, Rev., 5.00%, 6/15/2022	600,000	600,798
New Jersey Economic Development Authority
Rev., AGM, 4.00%, 6/15/2022 (b)	50,000	50,053
Series 2018C, Rev., 4.00%, 6/15/2022	20,000	20,019
Rev., 5.00%, 6/15/2022 (b)	225,000	225,313
Rev., 5.00%, 6/15/2022	285,000	285,386
Rev., AGM, 5.00%, 6/15/2022 (b)	60,000	60,085
Series 2021QQQ, Rev., 5.00%, 6/15/2022	120,000	120,160
Series XX, Rev., 5.00%, 6/15/2022	50,000	50,067
Series 1997A, Rev., NATL-RE, Zero Coupon, 7/1/2022 (b)	130,000	129,859

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series KK, Rev., 5.00%, 9/1/2022 (b)	60,000	60,564
Series B, Rev., 5.00%, 11/1/2022	1,090,000	1,105,690
Series 2013 NN, Rev., 5.00%, 3/1/2023	300,000	307,126
Series 2013NN, Rev., 5.00%, 3/1/2023 (b)	30,000	30,776
Rev., 5.00%, 6/15/2023 (b)	225,000	232,456
Series 2021QQQ, Rev., 5.00%, 6/15/2023	165,000	170,219
Series XX, Rev., 5.00%, 6/15/2023	2,710,000	2,795,722
Series 2017A, Rev., 5.00%, 7/1/2023	50,000	51,641
Series B, Rev., 5.00%, 11/1/2023	275,000	285,752
Series 2012-II, Rev., 3.00%, 3/1/2024	350,000	350,278
Series NN, Rev., 5.00%, 3/1/2024	325,000	331,780
Series XX, Rev., 5.00%, 6/15/2024	800,000	838,765
Series 2005N1, Rev., AMBAC, 5.50%, 9/1/2024	1,375,000	1,464,152
Series 2012-II, Rev., 5.00%, 3/1/2025	220,000	220,329
Series NN, Rev., 5.00%, 3/1/2025	460,000	468,294
Series 2014PP, Rev., AGM-CR, 5.00%, 6/15/2025	3,500,000	3,676,616
Series 2005N1, Rev., AGM, 5.50%, 9/1/2025	75,000	81,972
Series NN, Rev., 5.00%, 3/1/2026	455,000	463,112
Series 2013NN, Rev., 4.00%, 3/1/2027	25,000	25,200
New Jersey Educational Facilities Authority
Series 2014A, Rev., 5.00%, 6/1/2022	70,000	70,000
Rev., 5.00%, 6/15/2022	115,000	115,153
Rev., 5.00%, 7/1/2022 (b)	350,000	351,102
Series 2014A, Rev., 5.00%, 7/1/2022	20,000	20,058
Series 2015A, Rev., 5.00%, 7/1/2022	60,000	60,186
Series 2015C, Rev., 5.00%, 7/1/2022	25,000	25,061
Series 2015H, Rev., 5.00%, 7/1/2022	25,000	25,076
Series 2016A, Rev., 5.00%, 7/1/2022	50,000	50,155
Series 2016B, Rev., 5.00%, 7/1/2022	25,000	25,072
Series 2016F, Rev., 5.00%, 7/1/2022 (b)	35,000	35,110
Series 2017B, Rev., 5.00%, 7/1/2022	155,000	155,479
Series 2021C, Rev., 5.00%, 3/1/2023	20,000	20,514
Series 2013D, Rev., 3.50%, 7/1/2023	25,000	25,274
Series 2015B, Rev., AGM, 4.00%, 7/1/2023 (b)	10,000	10,252
Series 2017A, Rev., AGM, 5.00%, 7/1/2023 (b)	100,000	103,588
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	25,891
New Jersey Health Care Facilities Financing Authority
Rev., 2.00%, 7/1/2022	350,000	350,224
Series 2012A, Rev., 4.00%, 7/1/2022 (b)	155,000	155,358
Rev., 5.00%, 7/1/2022	2,365,000	2,372,295
Series 2012A, Rev., 5.00%, 7/1/2022	485,000	486,444
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	355,000	356,103
Series 2016A, Rev., 5.00%, 7/1/2022	225,000	225,670
Series 2017A, Rev., 5.00%, 7/1/2022	350,000	351,065
Series 2021A, Rev., 5.00%, 7/1/2022	35,000	35,104
Rev., 5.00%, 7/1/2023	345,000	357,271
Rev., 5.00%, 7/1/2023	20,000	20,056
Series 2016A, Rev., 5.00%, 7/1/2023	150,000	155,480

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Rev., 5.00%, 1/1/2024 (b)	30,000	31,440
Rev., 5.00%, 7/1/2024	200,000	210,375
Rev., 5.00%, 7/1/2024	95,000	99,188
Rev., 5.00%, 7/1/2024	700,000	702,060
Series 2019B-1, Rev., 5.00%, 7/1/2024 (c)	875,000	924,595
Rev., 5.00%, 7/1/2025	125,000	135,230
Rev., 5.00%, 7/1/2025	135,000	140,719
Series 2017A, Rev., 5.00%, 7/1/2025	190,000	204,843
Series 2019B-2, Rev., 5.00%, 7/1/2025 (c)	220,000	235,764
Rev., 5.00%, 7/1/2026 (c)	220,000	240,111
Rev., 5.00%, 7/1/2026	50,000	54,429
Rev., 5.00%, 7/1/2026	145,000	151,011
New Jersey Higher Education Student Assistance Authority
Series 2019A, Rev., 5.00%, 12/1/2022	40,000	40,700
Series 2019A, Rev., 5.00%, 12/1/2024	40,000	42,733
New Jersey Housing & Mortgage Finance Agency
Series 2020A, Rev., VRDO, 0.75%, 6/1/2022 (c)	275,000	275,000
Series 2019F, Rev., 1.35%, 12/1/2022	130,000	129,902
Series 2019D, Rev., 2.03%, 12/1/2022	2,335,000	2,335,000
Series 2019B, Rev., 1.50%, 5/1/2023	90,000	89,709
New Jersey Infrastructure Bank
Series 2020A-R1, Rev., 3.00%, 9/1/2022	150,000	150,680
Series 2012A-R, Rev., 4.00%, 9/1/2022	470,000	473,286
Series 2017A-R2, Rev., 4.00%, 9/1/2022	210,000	211,468
Series 2007A, Rev., 5.00%, 9/1/2022	140,000	141,323
Series 2007-C, Rev., 5.00%, 9/1/2022	50,000	50,472
Series 2014A, Rev., 5.00%, 9/1/2022	25,000	25,236
Series 2015A-1, Rev., 5.00%, 9/1/2022	25,000	25,236
Series 2016A-1, Rev., 5.00%, 9/1/2022	80,000	80,756
Series 2016A2, Rev., 5.00%, 9/1/2022	65,000	65,614
Series 2016A-R1, Rev., 5.00%, 9/1/2022	70,000	70,661
Series 2016A-R2, Rev., 5.00%, 9/1/2022	75,000	75,709
Series 2020A-1, Rev., 5.00%, 9/1/2022	40,000	40,378
Series 2002A, Rev., 5.25%, 9/1/2022	50,000	50,503
Series 2020A-R1, Rev., 3.00%, 9/1/2023	40,000	40,668
Series 2012A-R, Rev., 4.00%, 9/1/2023	165,000	169,825
Series 2007A, Rev., 5.00%, 9/1/2023	10,000	10,415
Rev., 5.00%, 9/1/2024	35,000	37,354
New Jersey Institute of Technology Series 2012A, Rev., 5.00%, 7/1/2022 (b)	90,000	90,283
New Jersey Sports & Exposition Authority
Series 2018A, Rev., 5.00%, 9/1/2022	70,000	70,635
Series 2018A, Rev., 5.00%, 9/1/2024	190,000	199,990
New Jersey Transportation Trust Fund Authority
Series 2012AA, Rev., 5.00%, 6/15/2022	265,000	265,353
Series 2013AA, Rev., 5.00%, 6/15/2022	345,000	345,459
Series 2014AA, Rev., 5.00%, 6/15/2022	80,000	80,106
Series 2015AA, Rev., 5.00%, 6/15/2022	50,000	50,067
Series 2016A-1, Rev., 5.00%, 6/15/2022	115,000	115,143

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series 2018A, Rev., 5.00%, 6/15/2022	315,000	315,392
Series 2006A, Rev., NATL-RE, 4.25%, 12/15/2022	50,000	50,713
Series 2006A, Rev., 5.25%, 12/15/2022	200,000	203,917
Series 2006A, Rev., AMBAC, 5.25%, 12/15/2022	190,000	193,721
Series 2006A, Rev., AGM-CR, 5.25%, 12/15/2022	75,000	76,497
Series B, Rev., AMBAC, 5.25%, 12/15/2022	155,000	158,036
Series 2006A, Rev., 5.50%, 12/15/2022	90,000	91,882
Series 2006A, Rev., AGM-CR, 5.50%, 12/15/2022	215,000	219,579
Series 2016A-1, Rev., 5.00%, 6/15/2023	1,000,000	1,031,841
Series 2018A, Rev., 5.00%, 6/15/2023	35,000	36,114
Series 2004A, Rev., NATL-RE, 5.75%, 6/15/2023	50,000	51,964
Series 2008A, Rev., Zero Coupon, 12/15/2023	140,000	135,339
Series 2010D, Rev., 5.00%, 12/15/2023	20,000	20,836
Series 2006A, Rev., 5.50%, 12/15/2023	45,000	47,219
Series 2006C, Rev., AMBAC, Zero Coupon, 12/15/2024	2,400,000	2,258,598
Series 2013AA, Rev., 5.00%, 6/15/2027	1,500,000	1,536,501
New Jersey Turnpike Authority
Series 2013A, Rev., 3.00%, 7/1/2022 (b)	100,000	100,152
Series 2013A, Rev., AGM, 3.25%, 7/1/2022 (b)	65,000	65,112
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	1,650,000	1,655,197
Series 2012B, Rev., 3.50%, 1/1/2023 (b)	80,000	80,963
Series 2012B, Rev., 5.00%, 1/1/2023 (b)	850,000	867,773
Series 2012B, Rev., 5.00%, 1/1/2023	195,000	198,871
Series 2013F, Rev., 5.00%, 1/1/2023 (b)	20,000	20,418
Series 2014C, Rev., 5.00%, 1/1/2023	160,000	163,176
Series 2017E, Rev., 5.00%, 1/1/2025	50,000	53,592
Series 2004C-2, Rev., AMBAC, 5.50%, 1/1/2025	115,000	124,789
Series 2014A, Rev., 5.00%, 1/1/2027	1,050,000	1,107,804
New Jersey Water Supply Authority Rev., 5.00%, 8/1/2022	20,000	20,124
Newark Housing Authority Scholarship Foundation A New Jersey Non (The), South Ward Police Facility Rev., 5.00%, 12/1/2022	40,000	40,688
North Bergen Township Board of Education COP, 4.00%, 12/15/2022	75,000	75,987
North Brunswick Township Board of Education Series 2020A, GO, 4.00%, 7/15/2022	50,000	50,168
North Hudson Sewerage Authority Series 2006A, Rev., NATL-RE, 5.13%, 8/1/2022 (b)	25,000	25,161
North Hudson Sewerage Authority, Senior Lien
Series 2012A, COP, 5.00%, 6/1/2022 (b)	105,000	105,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	100,000	100,000
Northern Burlington County Regional School District GO, 5.00%, 3/1/2023	20,000	20,505
Old Bridge Township Board of Education GO, 5.00%, 7/15/2022	180,000	180,813
Old Bridge Township Municipal Utilities Authority Series 2014C, Rev., 5.00%, 11/1/2022	20,000	20,300
Parsippany-Troy Hills Township School District GO, 5.00%, 8/15/2022	20,000	20,155
Passaic County Improvement Authority (The), City of Paterson Project
Rev., 4.00%, 6/15/2022	25,000	25,026
Rev., 5.00%, 6/15/2023	25,000	25,856
Passaic County Improvement Authority (The), Preakness Healthcare Center Expansion Project Rev., 2.63%, 5/1/2023	100,000	100,084
Passaic County Utilities Authority, Solid Waste Disposal Rev., 4.50%, 3/1/2024	75,000	78,352
Passaic Valley Sewerage Commission, Sewer System Series G, Rev., 5.75%, 12/1/2022	200,000	204,212
Pennsauken Township School District GO, 3.00%, 7/15/2022	55,000	55,116

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Pequannock Township Board of Education
GO, 4.00%, 1/15/2024	65,000	67,172
GO, 4.00%, 1/15/2025	50,000	52,423
Pleasantville School District GO, AGM, 2.38%, 2/15/2023	25,000	25,132
Ramsey School District GO, 3.13%, 1/15/2023	25,000	25,268
Rancocas Valley Regional High School District GO, 5.00%, 2/1/2023	60,000	61,364
Readington Township Board of Education GO, 5.00%, 7/15/2023	25,000	25,902
Rutgers The State University of New Jersey
Series 2013J, Rev., 4.00%, 5/1/2023 (b)	175,000	178,909
Series 2018N, Rev., 4.00%, 5/1/2023	680,000	694,626
Series 2013J, Rev., 5.00%, 5/1/2023 (b)	40,000	41,255
Series 2013J, Rev., 5.00%, 5/1/2023	840,000	865,499
Series 2013L, Rev., 5.00%, 5/1/2023 (b)	90,000	92,824
Series 2016M, Rev., 5.00%, 5/1/2023	120,000	123,665
Series 2016M, Rev., 5.00%, 5/1/2024	25,000	26,381
Somerdale School District GO, 3.38%, 9/1/2022	40,000	40,203
Somerset County Improvement Authority, Bridgewater, Hillsborough and Bernards Property Acquisition Project Rev., 4.00%, 10/1/2022	25,000	25,229
Somerset County Improvement Authority, County Guaranteed Lease, Township of Montgomery Project Rev., 5.00%, 9/1/2022	35,000	35,331
South Brunswick Township Board of Education
GO, 4.00%, 8/1/2022	100,000	100,472
GO, 5.00%, 8/1/2024	45,000	47,184
South Harrison Township School District GO, 4.00%, 1/15/2023	25,000	25,381
South Jersey Transportation Authority, Transportation System Series 2012A, Rev., 5.00%, 11/1/2022 (b)	100,000	101,490
South Orange and Maplewood School District
GO, 2.00%, 11/1/2022	125,000	125,352
GO, 4.00%, 1/15/2023	25,000	25,395
GO, 5.00%, 1/15/2023	25,000	25,548
Southampton School District GO, 2.13%, 9/1/2022	50,000	50,093
State of New Jersey
GO, 2.00%, 6/1/2022	980,000	980,000
Series 2016T, GO, 5.00%, 6/1/2022	600,000	600,000
GO, 5.25%, 8/1/2022	270,000	271,662
Series 2016T, GO, 5.00%, 6/1/2023	35,000	36,053
GO, 5.00%, 6/1/2024	20,000	21,057
State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2023	1,460,000	1,489,593
State of New Jersey, Various Purpose
GO, 5.00%, 6/1/2022	490,000	490,000
GO, 5.00%, 6/1/2023	360,000	370,835
GO, 5.00%, 6/1/2025	100,000	107,504
GO, 4.00%, 6/1/2026	40,000	40,573
GO, 5.00%, 6/1/2026	65,000	69,748
Tenafly School District GO, 4.00%, 7/15/2022	40,000	40,137
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2022	1,930,000	1,930,000
Series 2018A, Rev., 5.00%, 6/1/2023	1,865,000	1,911,312
Series 2018A, Rev., 5.00%, 6/1/2024	125,000	130,304

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series 2018A, Rev., 5.00%, 6/1/2025	805,000	849,971
Series 2018A, Rev., 5.00%, 6/1/2026	105,000	112,405
Town of Hammonton
GO, BAN, 1.00%, 11/3/2022	1,705,250	1,700,356
GO, 4.00%, 3/1/2023	30,000	30,060
Town of Morristown GO, 5.00%, 3/1/2023	25,000	25,643
Town of Newton GO, 5.00%, 4/1/2024	50,000	52,716
Town of Westfield, General Improvement GO, 2.00%, 9/15/2022	65,000	65,142
Township of Aberdeen GO, BAN, 1.50%, 10/14/2022	10,362,135	10,358,412
Township of Allamuchy GO, 4.00%, 1/15/2023	75,000	76,142
Township of Allamuchy, General Improvement GO, 2.50%, 12/1/2022	30,000	30,155
Township of Alloway GO, 4.00%, 12/1/2022	35,000	35,426
Township of Berlin GO, 5.00%, 1/1/2023	20,000	20,403
Township of Bloomfield
GO, 4.00%, 6/1/2022	30,000	30,000
Series 2022A, GO, BAN, 2.50%, 3/23/2023	8,900,000	8,952,478
Township of Bloomfield, General Improvement GO, 3.00%, 1/15/2023	40,000	40,368
Township of Bloomfield, General Improvement and Water Utility GO, 5.00%, 2/1/2024	40,000	42,015
Township of Bloomfield, Water Improvement Utility GO, 5.00%, 2/1/2023	25,000	25,572
Township of Brick
GO, 2.25%, 8/15/2022 (b)	25,000	25,054
GO, 4.00%, 11/1/2022	25,000	25,282
Township of Bridgewater GO, 4.00%, 9/1/2023	25,000	25,650
Township of Bridgewater, General Improvement GO, 5.00%, 8/1/2022	50,000	50,296
Township of Cherry Hill, General Improvement GO, 2.00%, 8/15/2022	30,000	30,050
Township of Colts Neck GO, 4.00%, 11/15/2025	40,000	42,578
Township of Delran Series A, GO, BAN, 1.50%, 12/7/2022	4,102,947	4,096,932
Township of East Amwell GO, 4.00%, 2/15/2023	25,000	25,415
Township of East Brunswick GO, 3.00%, 3/15/2023	25,000	25,302
Township of East Brunswick, Water Improvement Utility GO, 2.00%, 7/15/2022	40,000	40,044
Township of East Hanover GO, 5.00%, 8/1/2022	50,000	50,318
Township of Edison GO, 3.00%, 8/1/2022	20,000	20,061
Township of Edison, General Improvement and Sewer Utility GO, 4.00%, 6/1/2022	115,000	115,000
Township of Evesham, General Improvement and Golf Utility GO, 4.00%, 5/1/2023	25,000	25,540
Township of Ewing, General Improvement
GO, 4.00%, 8/1/2022	20,000	20,089
GO, 2.00%, 3/1/2023	100,000	100,271
Township of Florence GO, 4.00%, 11/1/2022	25,000	25,260
Township of Hamilton, Sewer Utility GO, 5.00%, 8/1/2022	45,000	45,278
Township of Hardyston GO, 4.00%, 2/1/2023	40,000	40,673
Township of Harrison
GO, 4.00%, 8/1/2022	105,000	105,478
GO, 4.00%, 8/1/2025	50,000	52,672
Township of Hopewell, Sewer Utility GO, 2.00%, 6/1/2022	230,000	230,000
Township of Howell Series 2022A, GO, BAN, 2.50%, 3/23/2023	13,850,000	13,912,699
Township of Irvington, Capital Appreciation GO, AGM, Zero Coupon, 7/15/2022	100,000	99,821
Township of Lakewood, General Improvement GO, 3.00%, 11/1/2022	30,000	30,208
Township of Little Egg Harbor GO, 3.00%, 11/15/2022	25,000	25,178

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Township of Little Falls, General Improvement
GO, 4.00%, 8/15/2023	25,000	25,679
GO, 4.00%, 8/15/2025	30,000	31,573
Township of Livingston GO, 3.00%, 7/15/2022	30,000	30,067
Township of Livingston, Water and Sewer Utility GO, 4.00%, 11/1/2022	75,000	75,834
Township of Lopatcong GO, 4.00%, 9/1/2023	30,000	30,840
Township of Lower GO, 4.00%, 8/15/2022	50,000	50,284
Township of Mahwah GO, 4.00%, 12/1/2022	70,000	70,933
Township of Maple Shade, Water and Sewer Utility GO, 5.00%, 2/15/2023	85,000	87,093
Township of Maplewood GO, 2.00%, 4/1/2023	40,000	40,148
Township of Maplewood, General Improvement GO, 5.00%, 2/15/2023	40,000	40,976
Township of Medford GO, 4.00%, 7/15/2022	70,000	70,235
Township of Monroe, Water and Sewer Utility
GO, 2.00%, 6/1/2022	20,000	20,000
GO, 5.00%, 6/1/2022	25,000	25,000
Township of Montclair, School Series 2016B, GO, 4.00%, 10/1/2022	85,000	85,780
Township of Montgomery, Sewer Utility Series 2018B, GO, 5.00%, 2/1/2023	20,000	20,475
Township of Montville
GO, 3.00%, 10/1/2022	35,000	35,203
GO, 5.00%, 11/1/2022	130,000	131,986
GO, BAN, 1.50%, 11/10/2022	5,750,000	5,745,113
Township of Moorestown GO, 3.00%, 8/15/2022	20,000	20,075
Township of Moorestown, General Improvement and Water Sewer Utility GO, 5.00%, 2/1/2023	25,000	25,589
Township of Moorestown, Water and Sewer Utility GO, 5.00%, 2/1/2023	25,000	25,589
Township of Mount Olive, General Improvement and Water Sewer Utility GO, 4.00%, 8/15/2022	35,000	35,199
Township of North Brunswick GO, 2.75%, 7/15/2022	20,000	20,039
Township of North Brunswick, General Improvement GO, 2.00%, 7/15/2022	40,000	40,042
Township of Nutley GO, 2.25%, 4/15/2023	45,000	45,244
Township of Parsippany-Troy Hills GO, 5.00%, 7/15/2023	40,000	40,162
Township of Parsippany-Troy Hills, Golf Recreation Utility GO, 3.00%, 6/1/2023	35,000	35,463
Township of Pemberton GO, BAN, 1.25%, 6/2/2022	9,776,774	9,776,754
Township of Piscataway GO, 5.00%, 12/1/2022	45,000	45,811
Township of Plainsboro GO, BAN, 1.50%, 11/10/2022	8,000,000	7,992,499
Township of Randolph, Various Purpose GO, 3.00%, 10/15/2022	45,000	45,286
Township of Readington, General Improvement GO, 5.00%, 1/15/2025	25,000	26,846
Township of River Vale GO, 4.00%, 6/15/2023	35,000	35,841
Township of South Brunswick
GO, 5.00%, 9/1/2022	30,000	30,275
GO, 4.00%, 10/1/2022	30,000	30,264
GO, 5.00%, 9/1/2023	150,000	155,927
Township of South Hackensack GO, BAN, 2.00%, 2/16/2023	1,332,500	1,332,948
Township of Stafford
Series 2022A, GO, BAN, 3.00%, 10/25/2022	3,220,000	3,237,247
Series 2014B, GO, 5.00%, 2/1/2023	30,000	30,694
Township of Toms River GO, 4.00%, 12/1/2022	125,000	126,565
Township of Toms River, General Improvement
GO, 4.00%, 6/15/2022	195,000	195,195
GO, 4.00%, 10/15/2022	100,000	100,957

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Series 2016A, GO, 5.00%, 11/15/2022	40,000	40,640
GO, 4.00%, 6/15/2023	40,000	40,936
Township of Toms River, General Improvement, Golf Utility Improvement Series 2011A, GO, 3.00%, 12/15/2023	45,000	45,762
Township of Union, General Improvement GO, 4.00%, 2/1/2023	25,000	25,416
Township of Upper Freehold GO, BAN, 2.50%, 3/23/2023	9,900,000	9,946,410
Township of Voorhees GO, 1.75%, 9/15/2022	25,000	25,030
Township of Washington GO, 4.00%, 3/1/2025	30,000	31,405
Township of Wayne GO, 4.00%, 11/1/2022	50,000	50,554
Township of West Deptford GO, 3.00%, 9/1/2026	100,000	101,625
Township of West Milford GO, BAN, 1.00%, 9/16/2022	245,000	244,302
Township of West Orange Series 2021A, GO, BAN, 2.00%, 11/11/2022	1,325,000	1,326,947
Township of West Orange, General Improvement GO, 2.00%, 8/1/2022	35,000	35,047
Township of Willingboro, General Improvement
GO, AGM, 2.25%, 8/1/2022	50,000	50,093
GO, AGM, 4.00%, 8/1/2022	35,000	35,165
Township of Woodbridge, General Improvement GO, 3.00%, 8/15/2022	75,000	75,283
Township of Woodbridge, Sewer Utility GO, 3.00%, 7/1/2022	20,000	20,031
Union County Improvement Authority, College Cranford Facility Rev., 3.00%, 12/1/2022	70,000	70,559
Union County Improvement Authority, Correctional Facility Project
Rev., 3.00%, 6/15/2022	35,000	35,024
Rev., 4.00%, 6/15/2022	30,000	30,031
Village of Ridgewood GO, BAN, 1.50%, 1/25/2023	34,432,500	34,364,258
Village of Ridgewood, General Improvement and Water Utility GO, 4.00%, 8/1/2022	90,000	90,425
Wall Township School District GO, 5.00%, 7/15/2022	20,000	20,093
Washington Township Fire District No.1, Gloucester GO, 1.00%, 5/1/2023	250,000	247,745
Washington Township Municipal Utilities Authority Series 2021A, Rev., 4.00%, 2/1/2023	25,000	25,397
West Essex Regional School District GO, 5.00%, 11/1/2022	40,000	40,618
West Windsor-Plainsboro Regional School District
GO, 3.00%, 8/1/2022	205,000	205,634
GO, 4.00%, 9/15/2022	75,000	75,601
Woodbridge Township Board of Education
GO, 4.00%, 7/15/2022	55,000	55,191
GO, 4.25%, 7/15/2022 (b)	35,000	35,132
Woodbridge Township Board of Education, School Building GO, 2.00%, 7/15/2022	25,000	25,026
Woodland Park School District GO, 5.00%, 4/15/2023	100,000	102,889
Wyckoff Township School District GO, 3.00%, 4/1/2023 (b)	25,000	25,302
Total New Jersey		284,300,466
New Mexico — 0.3%
Albuquerque Bernalillo County Water Utility Authority, Senior Lien, Joint Water & Sewer System Improvement
Rev., 5.00%, 7/1/2022	230,000	230,727
Series 2014A, Rev., 5.00%, 7/1/2022	85,000	85,269
Rev., 5.00%, 7/1/2023	120,000	124,397
Series 2014A, Rev., 5.00%, 7/1/2023	50,000	51,832
Albuquerque Bernalillo County Water Utility Authority, Subordinate Lien, Joint Water & Sewer System Improvement Series 2014B, Rev., 5.00%, 7/1/2022	30,000	30,095
Albuquerque Metropolitan Arroyo Flood Control Authority GO, 5.00%, 8/1/2023	50,000	51,908
Albuquerque Municipal School District No. 12
Series 2014B, GO, 5.00%, 8/1/2022	120,000	120,648

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
Series 2017A, GO, 5.00%, 8/1/2022	190,000	191,026
Baltimore County GO, 4.00%, 8/15/2022	40,000	40,232
Bloomfield School District No. 6 GO, 2.00%, 10/1/2022	25,000	25,054
Central New Mexico Community College, Limited Tax GO, 5.00%, 8/15/2022	55,000	55,427
City of Albuquerque
Series A, GO, 5.00%, 7/1/2022	25,000	25,079
Series 2014A, Rev., 4.00%, 7/1/2023 (b)	25,000	25,644
Series 2020A, GO, 5.00%, 7/1/2023	50,000	51,838
City of Albuquerque, General Purpose
Series 2014A, GO, 5.00%, 7/1/2022	200,000	200,635
Series 2019A, GO, 5.00%, 7/1/2022	55,000	55,175
Series A, GO, 5.00%, 7/1/2022	35,000	35,111
City of Albuquerque, Lodgers Tax and Improvement Series 2014A, Rev., 3.50%, 7/1/2023 (b)	20,000	20,400
City of Albuquerque, NM Refuse Removal & Disposal Rev., 5.00%, 7/1/2022	145,000	145,458
City of Las Cruces
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,000
GO, 5.00%, 8/1/2022	35,000	35,223
City of Rio Rancho
Rev., 4.00%, 6/1/2022	25,000	25,000
GO, 5.00%, 8/1/2023	100,000	103,864
City of Roswell Rev., 4.00%, 8/1/2022	85,000	85,373
City of Roswell, Joint Water and Sewer Improvement
Rev., 4.00%, 6/1/2022	25,000	25,000
Series B, Rev., 5.00%, 6/1/2022	25,000	25,000
Series B, Rev., 5.00%, 6/1/2023	25,000	25,828
City of Santa Fe GO, 4.00%, 8/1/2022	25,000	25,115
City of Santa Fe, Subordinate Lien Rev., 5.00%, 6/1/2022	25,000	25,000
County of Los Alamos, Gross Receipts Tax
Rev., 5.00%, 6/1/2022	85,000	85,000
Rev., 5.00%, 6/1/2023	25,000	25,813
County of Santa Fe
GO, 5.00%, 7/1/2022	100,000	100,317
Rev., 5.00%, 6/1/2023	20,000	20,664
County of Santa Fe, Gross Receipts Tax Rev., 5.00%, 6/1/2022	100,000	100,000
Dona Ana Branch Community College GO, 5.00%, 8/1/2022	65,000	65,412
Hobbs School District No. 16 Series 2014B, GO, 5.00%, 9/15/2022	150,000	151,629
Las Cruces School District No. 2
GO, 3.63%, 8/1/2022	30,000	30,119
Series 2017A, GO, 5.00%, 8/1/2022	50,000	50,311
New Mexico Finance Authority
Rev., 5.00%, 6/1/2022	60,000	60,000
Series 2013B, Rev., 5.00%, 6/1/2022	70,000	70,000
Series 2014B, Rev., 5.00%, 6/1/2022	55,000	55,000
Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2016C, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2016D, Rev., 5.00%, 6/1/2022	185,000	185,000
Series 2016F, Rev., 5.00%, 6/1/2022	150,000	150,000
Series 2017A, Rev., 5.00%, 6/1/2022	325,000	325,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
Series 2017E, Rev., 5.00%, 6/1/2022	250,000	250,000
Series 2019B, Rev., 5.00%, 6/1/2022	145,000	145,000
Series 2020A, Rev., 5.00%, 6/1/2022	255,000	255,000
Series 2019A, Rev., 2.00%, 6/15/2022	20,000	20,007
Rev., 5.00%, 6/15/2022	935,000	936,330
Series 2015A-1, Rev., 5.00%, 6/15/2022	25,000	25,036
Series 2015D, Rev., 5.00%, 6/15/2022	25,000	25,036
Series 2017D, Rev., 5.00%, 6/15/2022	65,000	65,093
Series 2018A, Rev., 5.00%, 6/15/2022	200,000	200,284
Series 2018E, Rev., 5.00%, 6/15/2022	50,000	50,071
Series B-2, Rev., 5.00%, 6/15/2022	110,000	110,156
Series 2016A, Rev., 5.00%, 6/1/2023	25,000	25,858
Series 2017A, Rev., 5.00%, 6/1/2023	75,000	77,575
Series 2018A, Rev., 5.00%, 6/1/2023	180,000	186,180
Series 2019B, Rev., 5.00%, 6/1/2023	35,000	36,202
Series 2020B, Rev., 5.00%, 6/1/2023	25,000	25,858
Series 2017D, Rev., 5.00%, 6/15/2023	120,000	124,261
Series 2018A, Rev., 5.00%, 6/15/2023	240,000	248,422
Series 2019C-1, Rev., 5.00%, 6/15/2023	40,000	41,420
Series 2016C, Rev., 5.00%, 6/1/2024	25,000	26,528
Series 2017B, Rev., 3.50%, 6/15/2024	50,000	51,618
Series 2018C-1, Rev., 4.00%, 6/15/2024	30,000	31,269
New Mexico Hospital Equipment Loan Council
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	195,000	196,232
Series 2015A, Rev., 5.00%, 8/1/2022	520,000	522,816
Series 2015A, Rev., 5.00%, 8/1/2024	185,000	195,937
Series 2019B, Rev., 5.00%, 8/1/2025 (c)	75,000	81,286
New Mexico Municipal Energy Acquisition Authority Series 2019A, Rev., LIQ : Royal Bank of Canada, 4.00%, 11/1/2022	50,000	50,452
Rio Rancho Public School District No. 94 GO, 5.00%, 8/1/2022	95,000	95,589
Santa Fe Public School District GO, 5.00%, 8/1/2022	335,000	337,072
State of New Mexico, Capital Projects
Series B, GO, 5.00%, 3/1/2023	75,000	76,952
GO, 5.00%, 3/1/2025	55,000	59,338
State of New Mexico, Severance Tax Permanent Fund
Series 2015A, Rev., 5.00%, 7/1/2022	270,000	270,848
Series 2015B, Rev., 5.00%, 7/1/2022	130,000	130,408
Series 2016D, Rev., 5.00%, 7/1/2022	285,000	285,895
Series 2018A, Rev., 5.00%, 7/1/2022	25,000	25,078
Series A, Rev., 5.00%, 7/1/2022	365,000	366,147
Series 2016B, Rev., 4.00%, 7/1/2023	285,000	292,248
Series 2015A, Rev., 5.00%, 7/1/2023	335,000	347,093
Series 2015B, Rev., 5.00%, 7/1/2023	170,000	176,136
Series 2016D, Rev., 5.00%, 7/1/2023	25,000	25,902
Series 2017A, Rev., 5.00%, 7/1/2023	110,000	113,971
Series 2018A, Rev., 5.00%, 7/1/2023	130,000	134,693
Series A, Rev., 5.00%, 7/1/2023	225,000	233,122

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
University of New Mexico (The), Subordinate Lien System
Series 2014C, Rev., 5.00%, 6/1/2022	240,000	240,000
Series 2014C, Rev., 5.00%, 6/1/2023	195,000	201,262
Series 2016A, Rev., 5.00%, 6/1/2023	40,000	41,284
Series 2014C, Rev., 5.00%, 6/1/2024	25,000	26,427
University of New Mexico (The), Subordinate Lien System Improvement Rev., 5.00%, 6/1/2022	50,000	50,000
Village of Los Lunas Rev., 3.00%, 4/1/2023	20,000	20,194
West Las Vegas Schools GO, 4.00%, 8/15/2022	35,000	35,190
Total New Mexico		11,079,399
New York — 15.6%
Addison Central School District GO, 4.00%, 6/1/2022	55,000	55,000
Albany City School District
GO, 4.00%, 6/15/2022	25,000	25,026
Series 2022A, GO, BAN, 2.50%, 3/24/2023	85,135,156	85,499,858
Amherst Central School District GO, 5.00%, 2/1/2023	70,000	71,658
Ardsley Union Free School District GO, 3.00%, 6/1/2022	50,000	50,000
Arlington Central School District
Series 2012B, GO, 4.00%, 12/15/2022	25,000	25,349
GO, 5.00%, 5/15/2023	10,000	10,323
Ausable Valley Central School District GO, AGM, 2.00%, 6/15/2022	50,000	50,015
Bainbridge-Guilford Central School District GO, BAN, 1.50%, 6/24/2022	12,484,729	12,486,201
Baldwinsville Central School District GO, 5.00%, 9/15/2022	50,000	50,537
Battery Park City Authority
Series 2013A, Rev., 4.00%, 11/1/2022	60,000	60,680
Series 2013A, Rev., 5.00%, 11/1/2022	75,000	76,158
Battery Park City Authority, Tax Exempt Series 2013A, Rev., 5.00%, 11/1/2026	70,000	73,227
Bay Shore Union Free School District GO, 5.00%, 1/15/2023	15,000	15,330
Bedford Central School District, Boces Project GO, 3.00%, 11/15/2023	25,000	25,149
Bethlehem Central School District
GO, 5.00%, 6/15/2022	80,000	80,114
GO, 5.00%, 6/15/2023	20,000	20,696
Brentwood Union Free School District GO, 4.50%, 11/15/2022	25,000	25,365
Bridgehampton Union Free School District GO, TAN, 1.00%, 6/24/2022	85,000	84,981
Brighton Central School District
GO, 4.00%, 6/1/2022	40,000	40,000
GO, 2.13%, 6/15/2022	35,000	35,013
Broadalbin-Perth Central School District GO, 2.00%, 6/15/2022	340,000	340,098
Brookhaven-Comsewogue Union Free School District
GO, 3.75%, 6/15/2022	155,000	155,139
GO, 4.00%, 7/15/2022	175,000	175,566
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 3.00%, 7/1/2023	255,000	254,700
Rev., 3.00%, 7/1/2024	610,000	606,218
Rev., 3.50%, 7/1/2025	455,000	454,859
Buffalo Municipal Water Finance Authority
Series 2015-A, Rev., 4.00%, 7/1/2022	250,000	250,560
Series 2019-A, Rev., 5.00%, 7/1/2022	20,000	20,061

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2019B, Rev., 5.00%, 7/1/2022	25,000	25,076
Series 2021A, Rev., AGM, 4.00%, 7/1/2023	125,000	128,043
Build NYC Resource Corp., Horace Mann School Project Rev., 4.00%, 7/1/2022	125,000	125,280
Build NYC Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2023 (b)	55,000	56,961
Build NYC Resource Corp., United Jewish Appeal-Federation of Jewish Philanthropies of New York, Inc., Project Rev., 5.00%, 7/1/2022	50,000	50,159
Carle Place Union Free School District GO, 1.63%, 8/15/2022	50,000	50,014
Central Islip Union Free School District GO, 4.00%, 7/15/2022	50,000	50,168
Central Square Central School District GO, 4.00%, 6/15/2023	25,000	25,619
Churchville-Chili Central School District GO, 4.00%, 6/15/2022	100,000	100,102
City of Auburn GO, BAN, 1.00%, 8/17/2022	13,150,000	13,142,888
City of Beacon, Public Improvement Series 2018A, GO, 3.00%, 5/15/2023	30,000	30,383
City of Buffalo
Series 2012D, GO, AGM, 2.25%, 12/1/2022	25,000	25,119
GO, 5.00%, 4/1/2023	50,000	51,397
City of Cortland, Public Improvement GO, 5.00%, 6/1/2022	75,000	75,000
City of Ithaca GO, BAN, 2.00%, 2/17/2023	7,745,493	7,763,775
City of Ithaca, Public Improvement GO, 4.00%, 1/15/2023	25,000	25,396
City of Middletown GO, BAN, 1.50%, 8/25/2022	760,000	759,992
City of New Rochelle GO, 5.00%, 2/15/2023	35,000	35,874
City of New York
Series 2013-I, GO, 3.00%, 8/1/2022	25,000	25,080
Series 2014K, GO, 4.00%, 8/1/2022	50,000	50,242
Series B, GO, 4.00%, 8/1/2022	285,000	286,379
Series B, GO, 5.00%, 8/1/2022 (b)	155,000	155,987
Series B, GO, 5.00%, 8/1/2022	200,000	201,294
Series C, GO, 5.00%, 8/1/2022 (b)	20,000	20,127
Series C, GO, 5.00%, 8/1/2022	320,000	322,070
Series D, GO, 5.00%, 8/1/2022	35,000	35,226
Series E, GO, 5.00%, 8/1/2022	340,000	342,199
Series G, GO, 5.00%, 8/1/2022	45,000	45,291
Series H, GO, 5.00%, 8/1/2022	135,000	135,873
Series I, GO, 5.00%, 8/1/2022 (b)	95,000	95,605
Series B, Subseries B-5, GO, NATL-RE, 5.00%, 8/15/2022	300,000	302,385
Subseries A-1, GO, 5.00%, 10/1/2022 (b)	275,000	278,437
Series E, GO, 5.00%, 2/1/2023 (b)	50,000	51,190
Series F, Subseries F-1, GO, 5.00%, 3/1/2023 (b)	85,000	87,218
Subseries F-1, GO, 5.00%, 3/1/2023 (b)	130,000	133,442
Series B, GO, 5.00%, 8/1/2023	50,000	50,320
Series C, GO, 5.00%, 8/1/2023	25,000	25,160
Series D, GO, 5.00%, 8/1/2023	435,000	445,208
Series E, GO, 5.00%, 8/1/2023	65,000	66,525
Series 2013-I, GO, 5.00%, 8/1/2024	30,000	31,092
Series 2013J, GO, 5.00%, 8/1/2024	345,000	357,558
Series B, GO, 5.00%, 8/1/2024	230,000	231,388
Series D, GO, 5.00%, 8/1/2024	30,000	30,666
Series E, GO, 5.00%, 8/1/2024	160,000	163,553
Series G, GO, 5.00%, 8/1/2024	35,000	36,722

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series I, GO, 5.00%, 8/1/2024	280,000	281,689
Subseries F-1, GO, 5.00%, 3/1/2025	110,000	112,663
Series 2004A-6, GO, 5.00%, 8/1/2025	40,000	40,872
Series 2013J, GO, 5.00%, 8/1/2025	130,000	134,640
Series B, GO, 5.00%, 8/1/2025	190,000	191,143
Series C, GO, 5.00%, 8/1/2025	105,000	105,632
Series E, GO, 5.00%, 8/1/2025	85,000	86,853
Series J, GO, 5.00%, 8/1/2025	30,000	31,793
Series F, Subseries F-1, GO, 5.00%, 3/1/2026	155,000	158,752
Series D, GO, 5.00%, 8/1/2026	40,000	40,872
City of New York, Fiscal Year 2006 Series I, Subseries I-4, GO, VRDO, LOC : TD Bank NA, 0.45%, 6/1/2022 (c)	30,000,000	30,000,000
City of New York, Fiscal Year 2008 Series 2008J, Subseries J-3, GO, 5.00%, 8/1/2022	25,000	25,162
City of New York, Fiscal Year 2012 Series 2012-I, GO, 5.00%, 8/1/2023	615,000	618,933
City of New York, Fiscal Year 2012, Tax-Exempt
Series I, GO, 5.00%, 8/1/2022	550,000	553,558
Series I, GO, 5.00%, 8/1/2022 (b)	25,000	25,159
Series I, GO, 5.00%, 8/1/2025	185,000	186,113
City of New York, Fiscal Year 2013
Series 2013D, GO, 5.00%, 8/1/2022	215,000	216,391
Series 2013I, GO, 5.00%, 8/1/2022	110,000	110,712
Series 2013J, GO, 5.00%, 8/1/2022	515,000	518,331
Series 2013E, GO, 4.50%, 8/1/2023	55,000	56,110
Series H, GO, 5.00%, 8/1/2023	75,000	77,934
City of New York, Fiscal Year 2013, Tax-Exempt
Series G, GO, 5.00%, 8/1/2022	55,000	55,356
Series F, Subseries F-1, GO, 5.00%, 3/1/2024	170,000	174,368
Series H, GO, 5.00%, 8/1/2025	50,000	51,785
City of New York, Fiscal Year 2014
Series 2014J, GO, 5.00%, 8/1/2022	370,000	372,393
Series B, GO, 5.00%, 8/1/2022	70,000	70,453
Series 2014E, GO, 5.25%, 8/1/2022	485,000	488,335
Series I, Subseries 2014I-1, GO, 5.00%, 3/1/2023 (b)	5,000	5,131
Series I, Subseries 2014I-1, GO, 5.00%, 3/1/2023	345,000	354,292
Series 2013G, GO, 5.00%, 8/1/2023	390,000	405,254
Series 2014E, GO, 5.00%, 8/1/2023	105,000	109,107
Series 2014J, GO, 5.00%, 8/1/2023	140,000	145,476
Series 2014I-1, GO, 5.00%, 3/1/2024	75,000	79,007
Series 2014E, GO, 5.00%, 8/1/2024	35,000	36,274
Series D, Subseries D-1, GO, 5.00%, 8/1/2025	225,000	233,031
City of New York, Fiscal Year 2015
Series 2015B, GO, 3.00%, 8/1/2022	25,000	25,080
Series 2015-1, GO, 5.00%, 8/1/2022	220,000	221,423
Series 2015A, GO, 5.00%, 8/1/2022	160,000	161,035
Series 2015C, GO, 5.00%, 8/1/2022	140,000	140,906
Series 1, GO, 5.00%, 8/1/2023	240,000	249,387
Series 2015A, GO, 5.00%, 8/1/2024	225,000	239,631
Series 2012I, GO, 5.00%, 8/1/2025	85,000	88,034
Series 2015A, GO, 5.00%, 8/1/2025	110,000	116,575

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2015A, GO, 5.00%, 8/1/2026	30,000	31,780
City of New York, Fiscal Year 2016
Series A, GO, 5.00%, 8/1/2022	35,000	35,226
Series A, GO, 5.00%, 8/1/2024	235,000	250,281
Series E, GO, 5.00%, 8/1/2024	90,000	95,852
City of New York, Fiscal Year 2017
Subseries A-1, GO, 4.00%, 8/1/2022	45,000	45,218
Series C, GO, 5.00%, 8/1/2022	395,000	397,555
Series 2017B-1, GO, 5.00%, 12/1/2022	145,000	147,699
Series C, GO, 5.00%, 8/1/2025	40,000	43,609
City of New York, Fiscal Year 2018
Series 2018-1, GO, 4.00%, 8/1/2022	120,000	120,581
Series 2018-1, GO, 5.00%, 8/1/2022	20,000	20,129
Series 2018A, GO, 5.00%, 8/1/2022	140,000	140,906
Series C, GO, 5.00%, 8/1/2022	200,000	201,294
Series 2018C, GO, 5.00%, 8/1/2023	60,000	62,347
Series 2018D, GO, 5.00%, 8/1/2023	800,000	831,291
Series 2018F-1, GO, 4.00%, 4/1/2025	30,000	31,649
City of New York, Fiscal Year 2019
Series D, Subseries D-4, GO, VRDO, LIQ : Barclays Bank plc, 0.45%, 6/1/2022 (c)	5,000,000	5,000,000
Series 2019B, GO, 2.00%, 8/1/2022	75,000	75,118
Series 2019A, GO, 5.00%, 8/1/2022	25,000	25,162
Series 2019B, GO, 3.00%, 8/1/2023	125,000	127,019
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2023	100,000	103,911
City of New York, Fiscal Year 2021 Series 2021C, GO, 5.00%, 8/1/2022	500,000	503,234
City of New York, Tax-Exempt
Subseries D-1, GO, 4.00%, 8/1/2022	35,000	35,169
Series B, GO, 5.00%, 8/1/2022 (b)	190,000	191,210
Series I, GO, 5.00%, 8/1/2022 (b)	50,000	50,318
Subseries A-1, GO, 4.00%, 10/1/2022 (b)	60,000	60,543
Series A-1, GO, 5.00%, 10/1/2022 (b)	200,000	202,499
Subseries A-1, GO, 5.00%, 10/1/2022 (b)	50,000	50,625
Subseries A-1, GO, 5.00%, 8/1/2024	25,000	25,910
Subseries A-1, GO, 5.00%, 10/1/2024	70,000	70,807
Series 2015C, GO, 5.00%, 8/1/2025	30,000	32,110
Series A, Subseries A-6, GO, 5.00%, 8/1/2025	60,000	62,901
Series A, Subseries A-1, GO, 5.25%, 8/1/2025	60,000	62,313
City of North Tonawanda, Various Purpose GO, 5.00%, 6/1/2022	25,000	25,000
City of Rochester
Series 2018-II, GO, 4.00%, 8/1/2022	165,000	165,774
Series 2021 II, GO, BAN, 2.00%, 8/3/2022	1,780,000	1,782,780
Series 2018-1, GO, 4.00%, 2/15/2023	215,000	218,842
City of Syracuse, Public Improvement
Series 2015B, GO, 4.00%, 11/1/2022	45,000	45,491
Series 2015A, GO, 4.00%, 3/1/2023	165,000	167,986
Series 2019A, GO, 4.00%, 5/15/2023	20,000	20,444
City of White Plains, Public Improvement
Series 2020B, GO, 5.00%, 9/15/2022	45,000	45,469

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
GO, 5.00%, 11/1/2023	40,000	41,879
City of Yonkers
Series 2017A, GO, 5.00%, 9/1/2022	25,000	25,227
Series 2017C, GO, 5.00%, 10/1/2022	65,000	65,695
Series 2014D, GO, AGM, 3.00%, 10/15/2023	150,000	150,921
Clarence Central School District GO, 5.00%, 6/15/2022	85,000	85,121
Clarkstown Central School District GO, 2.00%, 11/15/2022	40,000	40,130
Cleveland Hill Union Free School District GO, 4.00%, 6/15/2022	30,000	30,030
Commack Union Free School District GO, 4.00%, 11/15/2022	175,000	177,062
Connetquot Central School District of Islip GO, 5.00%, 7/15/2022	80,000	80,374
County of Albany
Series 2021A, GO, 5.00%, 7/1/2022	20,000	20,063
GO, 5.00%, 9/15/2022	250,000	252,708
Series 2020A, GO, 5.00%, 9/15/2022	50,000	50,542
Series 2019C, GO, 5.00%, 11/1/2023	50,000	52,305
County of Albany, Various Purpose
Series 2019A, GO, 5.00%, 9/15/2022	20,000	20,217
GO, 5.00%, 4/1/2023	40,000	41,158
County of Chemung, Public Improvement
GO, 3.00%, 12/15/2022	40,000	40,322
GO, 5.00%, 3/15/2023	50,000	51,318
County of Dutchess, Public Improvement Series 2019B, GO, 5.00%, 3/1/2023	100,000	102,580
County of Erie, Public Improvement Series A, GO, 5.00%, 9/15/2022	75,000	75,817
County of Livingston, Public Improvement
GO, 3.00%, 5/15/2023	80,000	81,106
GO, 4.00%, 2/1/2024	35,000	36,263
County of Monroe
GO, 5.00%, 6/1/2022	180,000	180,000
GO, 5.00%, 6/1/2023	80,000	82,706
County of Monroe, Public Improvement
GO, 5.00%, 6/1/2022	260,000	260,000
Series 2019A, GO, 5.00%, 6/1/2022	35,000	35,000
County of Nassau, General Improvement
Series 2016B, GO, 5.00%, 10/1/2022	215,000	217,391
Series C, GO, 5.00%, 10/1/2022	1,065,000	1,076,844
Series 2016A, GO, 5.00%, 1/1/2023	210,000	213,922
Series 2015B, GO, 5.00%, 4/1/2023	350,000	359,132
Series 2017C, GO, 5.00%, 10/1/2023	280,000	290,975
Series 2014A, GO, 5.00%, 4/1/2024	80,000	84,197
Series 2015B, GO, 5.00%, 4/1/2024	525,000	552,543
Series 2017C, GO, 5.00%, 10/1/2024	250,000	265,720
Series 2016A, GO, 5.00%, 1/1/2025	50,000	53,397
County of Onondaga
GO, 5.00%, 2/1/2023	25,000	25,585
GO, 5.00%, 3/15/2023	25,000	25,665
County of Orange
Series 2012B, GO, 5.00%, 7/1/2022	105,000	105,332
Series 2015A, GO, AGM, 5.00%, 3/1/2023	70,000	71,843

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
County of Orange, Public Improvement Series 2017A, GO, 5.00%, 6/15/2022	40,000	40,057
County of Orange, Various Purpose Series 2016B, GO, 5.00%, 7/1/2022	50,000	50,158
County of Putnam, Public Improvement GO, 4.00%, 1/15/2023	20,000	20,313
County of Rensselaer, Public Improvement
GO, 5.00%, 6/1/2022	25,000	25,000
GO, 5.00%, 8/15/2022	25,000	25,195
GO, 5.00%, 9/1/2022	50,000	50,472
County of Rockland Series 2014A, GO, AGM, 5.00%, 3/1/2023	25,000	25,658
County of Rockland, Public Improvement Series 2014C, GO, AGM, 4.00%, 5/1/2023	50,000	51,121
County of Rockland, Various Purpose
Series 2019A, GO, 5.00%, 6/15/2022	40,000	40,057
GO, AGM, 2.75%, 12/1/2022	25,000	25,177
County of Saratoga, Public Improvement GO, 4.00%, 8/15/2022	60,000	60,333
County of Schenectady, Public Improvement GO, 5.00%, 6/15/2022	25,000	25,035
County of Schenectady, Various Purpose GO, 4.00%, 8/1/2022	55,000	55,254
County of Schoharie, Public Improvement GO, 3.00%, 11/1/2022	20,000	20,141
County of Suffolk
Series 2015B, GO, AGM, 5.00%, 10/1/2022	20,000	20,232
Series 2017D, GO, 4.00%, 10/15/2022	100,000	100,924
Series B, GO, AGM, 4.00%, 10/15/2022	550,000	555,080
Series A, GO, AGM, 4.00%, 2/1/2023	75,000	76,152
Series 2017D, GO, 5.00%, 10/15/2023	50,000	52,063
Series B, GO, AGM, 4.00%, 10/15/2024	100,000	103,873
County of Suffolk, Public Improvement Series 2019A, GO, 5.00%, 4/1/2025	100,000	107,378
County of Sullivan, Public Improvement GO, 5.00%, 7/15/2022	25,000	25,112
County of Ulster, Public Improvement GO, 4.50%, 11/15/2022	50,000	50,724
County of Warren, Public Improvement GO, AGM, 5.00%, 7/15/2022	125,000	125,583
County of Wayne, Public Improvement GO, 4.50%, 6/1/2022	25,000	25,000
County of Westchester
Series 2012B, GO, 5.00%, 7/1/2022	25,000	25,080
Series 2012A, GO, 4.00%, 10/15/2022	25,000	25,256
Series 2020A, GO, 5.00%, 10/15/2022	25,000	25,348
Series 2018A, GO, 5.00%, 12/1/2022	90,000	91,653
Series 2016A, GO, 5.00%, 1/1/2023	55,000	56,163
Series 2012B, GO, 2.00%, 7/1/2023	35,000	35,013
Croton-Harmon Union Free School District GO, 5.00%, 6/1/2022	80,000	80,000
Depew Union Free School District GO, 5.00%, 6/1/2022	135,000	135,000
Dobbs Ferry Union Free School District GO, 2.00%, 7/15/2022	85,000	85,094
Dutchess County Local Development Corp.
Rev., 5.00%, 7/1/2022	150,000	150,376
Series 2015A, Rev., 5.00%, 7/1/2022	115,000	115,364
Series 2019B, Rev., 5.00%, 7/1/2023	525,000	543,089
East Aurora Union Free School District GO, AGM, 5.00%, 6/15/2023	45,000	46,546
East Greenbush Central School District Series 2019A, GO, 5.00%, 12/15/2022	30,000	30,588
East Hampton Union Free School District
GO, 5.00%, 6/1/2022	40,000	40,000
GO, TAN, 1.50%, 6/24/2022	670,000	670,001
East Irondequoit Central School District GO, 4.00%, 6/15/2022	240,000	240,252

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Eastchester Union Free School District Series 2016A, GO, 4.00%, 6/15/2022	10,000	10,010
Edgemont Union Free School District at Greenburgh GO, 4.00%, 8/15/2022	45,000	45,261
Enlarged City School District of the City of Troy GO, 5.00%, 7/1/2022	165,000	165,507
Erie County Fiscal Stability Authority
Series 2017A, Rev., 5.00%, 6/15/2022	100,000	100,143
Rev., 5.00%, 9/1/2022	75,000	75,712
Series 2017D, Rev., 5.00%, 9/1/2022	85,000	85,807
Erie County Industrial Development Agency (The)
Series 2012A, Rev., 5.00%, 6/13/2022	395,000	395,469
Series A, Rev., 5.00%, 6/13/2022	210,000	210,250
Rev., 5.00%, 5/1/2023	175,000	180,345
Series 2013A, Rev., 5.00%, 5/1/2026	195,000	200,793
Series 2013A, Rev., 5.00%, 5/1/2027	75,000	77,228
Erie County Industrial Development Agency (The), School District Buffalo Project Series 2015A, Rev., 5.00%, 5/1/2024	150,000	158,346
Erie County Water Authority
Rev., 5.00%, 12/1/2022	245,000	249,500
Rev., 5.00%, 12/1/2023	75,000	78,651
Evans-Brant Central School District Series 2021C, GO, BAN, 1.50%, 6/24/2022	200,000	200,063
Fairport Central School District
GO, 4.00%, 6/15/2022	150,000	150,158
GO, 4.00%, 6/15/2023	20,000	20,497
Fayetteville-Manlius Central School District GO, 2.60%, 7/15/2022	135,000	135,228
Fillmore Central School District GO, AGM, 5.00%, 6/15/2022	50,000	50,071
Franklin County Solid Waste Management Authority Rev., 3.00%, 6/1/2022	50,000	50,000
Freeport Union Free School District GO, 5.00%, 12/1/2022	50,000	50,918
Goshen Central School District GO, 2.00%, 12/1/2022	35,000	35,124
Grand Island Central School District GO, 5.00%, 12/1/2022	135,000	137,445
Greece Central School District Series B, GO, 5.00%, 12/15/2022	25,000	25,481
Greenwich Central School District GO, BAN, 1.00%, 6/29/2022	5,900,000	5,898,658
Half Hollow Hills Central School District Series 2013B, GO, 4.00%, 8/15/2022	100,000	100,579
Hammondsport Central School District GO, 2.00%, 6/15/2023	75,000	75,190
Haverstraw-Stony Point Central School District GO, 5.00%, 10/15/2022	300,000	304,108
Hempstead Town Local Development Corp. Rev., 5.00%, 10/1/2022	40,000	40,458
Hempstead Union Free School District
Series A, GO, RAN, 1.00%, 6/30/2022	5,900,000	5,895,514
Series 2021B, GO, BAN, 1.00%, 7/13/2022	2,050,000	2,049,195
Hewlett-Woodmere Union Free School District GO, 5.00%, 11/1/2022	30,000	30,463
Hudson Yards Infrastructure Corp.
Series 2017A, Rev., 4.00%, 2/15/2023	45,000	45,779
Series 2017A, Rev., 5.00%, 2/15/2023	565,000	578,709
Series 2017A, Rev., 5.00%, 2/15/2024	115,000	120,997
Series 2017A, Rev., 5.00%, 2/15/2025	20,000	21,517
Hunter-Tannersville Central School District GO, 5.00%, 6/15/2022	30,000	30,042
Iroquois Central School District
Series 2018A, GO, 2.38%, 8/1/2022	80,000	80,126
GO, 5.00%, 6/15/2025	25,000	26,974
Island Trees Union Free School District GO, 4.00%, 8/1/2023	25,000	25,099

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Ithaca City School District
GO, AGM, 2.00%, 7/1/2022	45,000	45,033
GO, 4.00%, 7/1/2022	290,000	290,669
Kings Park Central School District
GO, 2.25%, 8/1/2022	70,000	70,119
Series 2017A, GO, 5.00%, 8/1/2022	25,000	25,155
Kingston City School District GO, 3.00%, 6/1/2022	150,000	150,000
Lakeland Central School District GO, 5.00%, 11/15/2022	60,000	61,007
Lancaster Central School District GO, 5.00%, 6/1/2022	35,000	35,000
Lockport City School District GO, 5.00%, 8/1/2022	25,000	25,154
Long Island Power Authority
Rev., AGM, Zero Coupon, 6/1/2022	480,000	480,000
Rev., 5.00%, 9/1/2022 (b)	150,000	151,414
Series 2015B, Rev., 5.00%, 9/1/2022 (b)	85,000	85,801
Series 2016B, Rev., 5.00%, 9/1/2022 (b)	30,000	30,283
Series 2016B, Rev., 5.00%, 9/1/2022	70,000	70,663
Series B, Rev., 5.00%, 9/1/2022	905,000	913,574
Series 2016B, Rev., 5.00%, 9/1/2023	220,000	229,194
Series 2020B, Rev., 0.85%, 9/1/2025 (c)	125,000	117,726
Rev., 1.00%, 9/1/2025	315,000	297,514
Series B, Rev., 5.00%, 9/1/2026	245,000	246,914
Longwood Central School District Suffolk County
GO, 5.00%, 6/1/2022	65,000	65,000
GO, 5.00%, 6/15/2022	140,000	140,199
GO, 5.00%, 6/1/2023	20,000	20,683
Madison County Capital Resource Corp. Series 2013A, Rev., 5.00%, 7/1/2022	50,000	50,154
Maine-Endwell Central School District
GO, 4.00%, 6/15/2022	35,000	35,035
GO, BAN, 1.25%, 6/30/2022	200,000	200,040
Massapequa Union Free School District GO, 5.00%, 10/1/2022	20,000	20,251
Mattituck-Cutchogue Union Free School District Series A, GO, 5.00%, 7/15/2022	20,000	20,094
Metropolitan Transportation Authority
Series 2019D-1, Rev., BAN, 5.00%, 9/1/2022	2,605,000	2,626,419
Series 2002B-1, Rev., 3.00%, 11/1/2022	40,000	40,291
Series 2002D-1, Rev., AGM, 4.00%, 11/1/2022	40,000	40,412
Series 2002D-1, Rev., 5.00%, 11/1/2022	280,000	284,110
Series 2012A, Rev., 4.00%, 11/15/2022	65,000	65,800
Series 2012B, Rev., 4.00%, 11/15/2022 (b)	95,000	96,178
Series 2012F, Rev., 4.00%, 11/15/2022	100,000	101,141
Series B-1, Rev., 4.00%, 11/15/2022	305,000	308,752
Series 2008B-2, Rev., 5.00%, 11/15/2022	440,000	446,996
Series 2008B-4, Rev., 5.00%, 11/15/2022	30,000	30,504
Series 2012A, Rev., 5.00%, 11/15/2022	150,000	152,520
Series 2012B, Rev., TRAN, 5.00%, 11/15/2022	25,000	25,397
Series 2012B, Rev., TRAN, 5.00%, 11/15/2022 (b)	40,000	40,676
Series 2012B, Rev., AGM-CR, 5.00%, 11/15/2022 (b)	50,000	50,845
Series 2012C, Rev., 5.00%, 11/15/2022 (b)	330,000	335,576
Series 2012C, Rev., 5.00%, 11/15/2022	20,000	20,318

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2012E, Rev., 5.00%, 11/15/2022	90,000	91,431
Series 2012E, Rev., 5.00%, 11/15/2022 (b)	855,000	869,447
Series 2012F, Rev., 5.00%, 11/15/2022	685,000	695,893
Series 2013A, Rev., 5.00%, 11/15/2022	250,000	253,975
Series 2013B, Rev., 5.00%, 11/15/2022	65,000	66,033
Series 2013C, Rev., 5.00%, 11/15/2022	30,000	30,477
Series 2015A, Subseries 2015A-1, Rev., 5.00%, 11/15/2022	500,000	507,951
Series 2015F, Rev., 5.00%, 11/15/2022	70,000	71,113
Series 2016A, Rev., 5.00%, 11/15/2022	700,000	711,762
Series 2016B, Rev., 5.00%, 11/15/2022	35,000	35,557
Series 2016D, Rev., 5.00%, 11/15/2022	60,000	60,954
Series 2017A, Rev., 5.00%, 11/15/2022	105,000	106,764
Series 2017B, Rev., 5.00%, 11/15/2022	25,000	25,400
Series 2019F, Rev., BAN, 5.00%, 11/15/2022	960,000	973,300
Series A2, Rev., 5.00%, 11/15/2022	65,000	66,034
Series A-2, Rev., 5.00%, 11/15/2022	220,000	223,499
Series B-2, Rev., 5.00%, 11/15/2022	180,000	183,024
Subseries B-1, Rev., 5.00%, 11/15/2022	250,000	254,200
Subseries B-2, Rev., 5.00%, 11/15/2022 (b)	20,000	20,338
Series 2020A-1, Rev., BAN, 5.00%, 2/1/2023	1,365,000	1,388,626
Series 2013A, Rev., 5.00%, 5/15/2023 (b)	125,000	129,125
Series 2013A, Rev., AGM-CR, 5.00%, 5/15/2023 (b)	60,000	61,980
Series 2002D-1, Rev., 5.00%, 11/1/2023	25,000	25,322
Series 2008B-3, Rev., 5.00%, 11/15/2023	100,000	104,039
Series 2012A, Rev., 5.00%, 11/15/2023	970,000	984,269
Series 2012F, Rev., 5.00%, 11/15/2023	235,000	238,328
Series 2013C, Rev., 5.00%, 11/15/2023	960,000	998,775
Series 2013E, Rev., 5.00%, 11/15/2023 (b)	25,000	26,191
Series 2014C, Rev., 5.00%, 11/15/2023	240,000	249,694
Series 2016A, Rev., 5.00%, 11/15/2023	100,000	104,511
Series 2017A, Rev., 5.00%, 11/15/2023	10,000	10,451
Series 2017B, Rev., 5.00%, 11/15/2023	175,000	182,068
Series 2017C-1, Rev., 5.00%, 11/15/2023	100,000	104,039
Series A-1, Rev., 5.00%, 11/15/2023	35,000	36,414
Series B-2, Rev., 5.00%, 11/15/2023	75,000	78,383
Series 2012A, Rev., 5.00%, 11/15/2024	675,000	685,500
Series 2012F, Rev., 5.00%, 11/15/2024	210,000	212,857
Series 2013B-1, Rev., 5.00%, 11/15/2024	125,000	129,848
Series 2017B, Rev., 5.00%, 11/15/2024	250,000	264,315
Series 2012A, Rev., 5.00%, 11/15/2025	1,640,000	1,665,477
Series 2012D, Rev., 5.00%, 11/15/2025	140,000	141,824
Series 2002D-1, Rev., 5.00%, 11/1/2026	50,000	50,751
Series 2012A, Rev., 5.00%, 11/15/2026	340,000	345,282
Series 2012A, Rev., 5.00%, 11/15/2027	25,000	25,383
Series 2012F, Rev., 5.00%, 11/15/2027	7,150,000	7,270,812
Middletown City School District
GO, 4.00%, 6/15/2022	25,000	25,026
GO, 5.00%, 9/15/2022	25,000	25,267

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Millbrook Central School District GO, 4.00%, 6/1/2022	30,000	30,000
Minisink Valley Central School District GO, 4.00%, 6/15/2022	125,000	125,133
Monroe County Industrial Development Corp.
Rev., 5.00%, 7/1/2022	530,000	531,460
Series 2013A, Rev., 5.00%, 7/1/2022	135,000	135,425
Series 2013B, Rev., 5.00%, 7/1/2022	25,000	25,079
Series 2015A, Rev., 5.00%, 7/1/2022	75,000	75,236
Series 2013B, Rev., 4.00%, 12/1/2022	30,000	30,373
Series 2013A, Rev., 5.00%, 7/1/2023 (b)	20,000	20,735
Series 2017C, Rev., 5.00%, 7/1/2023	70,000	72,550
Moravia Central School District GO, AGM, 2.50%, 6/15/2023	200,000	200,923
Mount Vernon City School District
GO, 4.00%, 9/15/2022	25,000	25,193
GO, 5.00%, 12/1/2022	55,000	55,941
GO, 5.00%, 9/15/2023	25,000	26,017
Nassau County Interim Finance Authority
Series 2012A, Rev., 4.00%, 11/15/2022 (b)	185,000	187,253
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	145,000	147,450
Series 2015A, Rev., 5.00%, 11/15/2022 (b)	340,000	345,745
Nassau County Local Economic Assistance Corp.
Rev., 5.00%, 7/1/2022 (b)	50,000	50,159
Rev., 5.00%, 7/1/2022	95,000	95,289
New Hartford Central School District GO, 4.00%, 6/1/2022	25,000	25,000
New Rochelle City School District GO, 5.00%, 9/1/2022	200,000	201,875
New York City Health and Hospitals Corp.
Series 2008C, Rev., VRDO, LOC : TD Bank NA, 0.66%, 6/9/2022 (c)	25,000,000	25,000,000
Series 2013A, Rev., 5.00%, 2/15/2023	465,000	475,654
Series 2020A, Rev., 3.00%, 2/15/2024	300,000	305,132
New York City Industrial Development Agency Series 2009A, Rev., AGC, Zero Coupon, 3/1/2023 (b)	50,000	49,396
New York City Municipal Water Finance Authority
Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 0.44%, 6/1/2022 (c)	4,485,000	4,485,000
Series BB-1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 0.50%, 6/1/2022 (c)	12,000,000	12,000,000
Subseries 2012A-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 0.52%, 6/1/2022 (c)	5,200,000	5,200,000
Rev., VRDO, LIQ : TD Bank NA, 0.65%, 6/9/2022 (c)	50,000,000	50,000,000
Series 2012EE, Rev., 4.00%, 6/15/2022	135,000	135,144
Series 2012EE, Rev., 4.00%, 6/15/2022 (b)	125,000	125,133
Series 2012FF, Rev., 4.00%, 6/15/2022	215,000	215,229
Series FF, Rev., 4.50%, 6/15/2022	100,000	100,124
Rev., 5.00%, 6/15/2022 (b)	75,000	75,107
Series 2012EE, Rev., 5.00%, 6/15/2022 (b)	80,000	80,114
Series 2014DD, Rev., 5.00%, 6/15/2022 (b)	390,000	390,555
Series 2020CC-2, Rev., 5.00%, 6/15/2022 (b)	100,000	100,142
Series FF, Rev., 5.00%, 6/15/2022 (b)	80,000	80,114
Series FF, Rev., 5.00%, 6/15/2022	50,000	50,070
Series CC, Rev., 4.00%, 6/15/2023 (b)	35,000	35,886
Rev., 5.00%, 6/15/2024	155,000	155,297
Series 2018CC-2, Rev., 5.00%, 6/15/2024	310,000	316,271
Series 2019DD-2, Rev., 5.00%, 6/15/2024	90,000	91,821

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2019DD-2, Rev., 5.00%, 6/15/2025	25,000	26,200
New York City Transitional Finance Authority Building Aid
Series 2018S-4A, Rev., 3.00%, 7/15/2022	100,000	100,242
Series 2013S-1, Rev., 4.00%, 7/15/2022	110,000	110,397
Series 2016S-1, Rev., 5.00%, 7/15/2022 (b)	125,000	125,588
Series 2019S-1, Rev., 5.00%, 7/15/2022	25,000	25,120
Series 2020S-1, Rev., 5.00%, 7/15/2022	100,000	100,480
Series S-1, Rev., 5.00%, 7/15/2022	280,000	281,343
Series S-1, Rev., 5.00%, 7/15/2022 (b)	260,000	261,223
Series S-1A, Rev., 5.00%, 7/15/2022	55,000	55,264
Series S-2, Rev., 5.00%, 7/15/2022	380,000	381,823
Series 2013S-1, Rev., 5.00%, 7/15/2023	210,000	210,875
Series 2016S-1, Rev., 5.00%, 7/15/2023 (b)	45,000	46,713
Series 2018S-4, Rev., 5.00%, 7/15/2023 (b)	110,000	114,187
Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2023	200,000	207,559
Series S-1, Rev., 5.00%, 7/15/2023	175,000	181,615
Series 2013S-1, Rev., 5.00%, 7/15/2024	445,000	446,597
Series 2019S-3, Subseries S-3A, Rev., 5.00%, 7/15/2024	50,000	53,009
Series 2013S-1, Rev., 5.00%, 7/15/2025	335,000	336,194
Series 2013S-1, Rev., 5.00%, 7/15/2026	55,000	55,213
New York City Transitional Finance Authority Future Tax Secured
Series 2016A-1, Rev., 5.00%, 8/1/2022	50,000	50,329
Series 2017B, Subseries B-1, Rev., 5.00%, 8/1/2022	95,000	95,626
Series 2018A-1, Rev., 5.00%, 8/1/2022	540,000	543,556
Series 2018B, Subseries B-1, Rev., 5.00%, 8/1/2022	75,000	75,494
Series B, Subseries B-1, Rev., 5.00%, 8/1/2022	20,000	20,132
Subseries 2015A-1, Rev., 5.00%, 8/1/2022	170,000	171,120
Subseries B-1, Rev., 5.00%, 8/1/2022	300,000	301,976
Series B, Rev., 2.00%, 11/1/2022	25,000	25,091
Series 2021A, Rev., 3.00%, 11/1/2022	620,000	624,810
Series 2013G, Rev., 4.00%, 11/1/2022	25,000	25,297
Series 2015C, Rev., 4.00%, 11/1/2022	185,000	187,197
Series 21-B, Rev., 4.00%, 11/1/2022	25,000	25,297
Series 2013B, Rev., 5.00%, 11/1/2022	190,000	193,038
Series 2013D, Rev., 5.00%, 11/1/2022	120,000	121,919
Series 2013E, Rev., 5.00%, 11/1/2022	95,000	96,519
Series 2013G, Rev., 5.00%, 11/1/2022	30,000	30,480
Series 2014A-1, Rev., 5.00%, 11/1/2022	175,000	177,798
Series 2016C, Rev., 5.00%, 11/1/2022	70,000	71,119
Series 2018-1, Rev., 5.00%, 11/1/2022	130,000	132,079
Series 2019C-1, Rev., 5.00%, 11/1/2022	20,000	20,320
Series 21-A, Rev., 5.00%, 11/1/2022	95,000	96,519
Series A, Subseries A-1, Rev., 5.00%, 11/1/2022	300,000	304,797
Series C, Rev., 5.00%, 11/1/2022	400,000	406,396
Subseries 13, Rev., 5.00%, 11/1/2022	115,000	116,839
Subseries 2014C, Rev., 5.00%, 11/1/2022	210,000	213,358
Series D, Subseries D-1, Rev., 5.00%, 2/1/2023	75,000	76,852
Series F-1, Rev., 5.00%, 2/1/2023	390,000	399,631

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Subseries E-1, Rev., 5.00%, 2/1/2023	20,000	20,494
Series 2013 I, Rev., 5.00%, 5/1/2023	45,000	46,479
Series 2020A, Rev., 5.00%, 5/1/2023	20,000	20,657
Series 2020C, Subseries C-1, Rev., 5.00%, 5/1/2023 (b)	150,000	154,748
Subseries F-1, Rev., 5.00%, 5/1/2023	60,000	61,972
Series B, Subseries B-1, Rev., 3.00%, 8/1/2023	95,000	96,689
Series 2016A-1, Rev., 4.00%, 8/1/2023	25,000	25,732
Series 2007A, Subseries A-3, Rev., 5.00%, 8/1/2023	90,000	93,669
Series 2018-A-1, Rev., 5.00%, 8/1/2023	10,000	10,408
Series B, Rev., 3.00%, 11/1/2023	75,000	75,469
Series 2013H, Rev., 5.00%, 11/1/2023	70,000	72,230
Series 2014C, Rev., 5.00%, 11/1/2023	90,000	94,343
Series B, Rev., 5.00%, 11/1/2023	160,000	162,316
Series D, Rev., 5.00%, 11/1/2023	25,000	25,362
Subseries F-1, Rev., 5.00%, 2/1/2024	20,000	20,446
Series 2017F-1, Rev., 5.00%, 5/1/2024	25,000	26,454
Series 2021C, Subseries C-1, Rev., 5.00%, 5/1/2024	25,000	26,454
Series 2022B, Rev., 5.00%, 8/1/2024	530,000	564,581
Series B, Subseries B-1, Rev., 5.00%, 8/1/2024 (b)	30,000	31,911
Series B, Subseries B-1, Rev., 5.00%, 8/1/2024	35,000	37,283
Series D, Rev., 2.00%, 11/1/2024	40,000	40,010
Series 2014B-1, Rev., 5.00%, 11/1/2024	25,000	26,430
Series H, Rev., 5.00%, 11/1/2024	185,000	190,171
Series 2016E-1, Rev., 5.00%, 2/1/2025	125,000	134,667
Subseries F-1, Rev., 5.00%, 2/1/2025	520,000	530,953
Series I, Rev., 3.00%, 5/1/2025	50,000	50,304
Series A, Rev., 5.00%, 8/1/2025	205,000	206,233
Series E, Rev., 4.00%, 11/1/2025	10,000	10,112
Series 2013C, Subseries C-1, Rev., 5.00%, 11/1/2025	405,000	410,881
Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	43,851
Series D, Subseries D-1, Rev., 5.00%, 2/1/2026	65,000	68,252
Subseries F-1, Rev., 5.00%, 2/1/2026	100,000	102,100
Series E, Rev., 4.00%, 11/1/2026	45,000	45,499
Series B, Rev., 5.00%, 11/1/2026	40,000	40,572
Subseries C, Rev., 5.00%, 11/1/2026	20,000	21,117
Subseries C-1, Rev., 5.00%, 11/1/2026	75,000	76,061
Series I, Rev., 5.00%, 5/1/2027	55,000	56,522
New York Convention Center Development Corp.
Rev., 5.00%, 11/15/2022	90,000	91,445
Series 2016B, Rev., 5.00%, 11/15/2022	30,000	30,439
New York Municipal Bond Bank Agency
Series 2012A, Rev., 4.00%, 12/1/2022	175,000	177,349
Series 2012A, Rev., 5.00%, 12/1/2022	85,000	86,561
New York Power Authority Series 2011A, Rev., 5.00%, 11/15/2022 (b)	175,000	177,957
New York State Dormitory Authority
Series 2012A, Rev., 3.75%, 7/1/2022 (b)	50,000	50,107
Rev., 4.00%, 7/1/2022	65,000	65,154
Rev., 4.00%, 7/1/2022 (b)	140,000	140,327

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2016A, Rev., 4.00%, 7/1/2022	145,000	145,317
Rev., 5.00%, 7/1/2022	715,000	717,167
Rev., 5.00%, 7/1/2022 (b)	150,000	150,470
Series 2013A, Rev., 5.00%, 7/1/2022 (b)	120,000	120,381
Series 2015A, Rev., 5.00%, 7/1/2022	390,000	391,206
Series 2015A, Rev., 5.00%, 7/1/2022 (b)	205,000	205,642
Series 2018A, Rev., 5.00%, 7/1/2022	35,000	35,111
Rev., 4.00%, 10/1/2022	125,000	126,106
Series A, Rev., 4.00%, 10/1/2022	75,000	75,653
Series 2012A, Rev., 5.00%, 10/1/2022	320,000	324,010
Series 2013A, Rev., AGM, 5.00%, 10/1/2022	100,000	101,209
Series 2013C, Rev., 5.00%, 10/1/2022	50,000	50,553
Series 2013E, Rev., AGM, 5.00%, 10/1/2022	25,000	25,302
Series 2014A, Rev., AGM, 5.00%, 10/1/2022	250,000	253,040
Series 2014E, Rev., AGM, 5.00%, 10/1/2022	50,000	50,605
Series 2015B, Rev., AGM, 5.00%, 10/1/2022	65,000	65,777
Series 2015D, Rev., 5.00%, 10/1/2022	35,000	35,399
Series A, Rev., 5.00%, 10/1/2022	750,000	758,445
Series H, Rev., 5.00%, 10/1/2022	30,000	30,365
Series 2013A, Rev., 5.00%, 3/15/2023 (b)	330,000	339,191
Series 2013A, Rev., 5.00%, 3/15/2023	260,000	267,185
Series 2015A, Rev., 5.00%, 3/15/2023	215,000	220,941
Series 2015B, Rev., 5.00%, 3/15/2023	270,000	277,461
Series 2017A, Rev., 5.00%, 3/15/2023	95,000	97,625
Series 2018A, Rev., 5.00%, 3/15/2023	30,000	30,829
Series 2018C, Rev., 5.00%, 3/15/2023	20,000	20,553
Series A, Rev., 5.00%, 3/15/2023	115,000	118,178
Series 2005B, Rev., AMBAC, 5.50%, 3/15/2023	160,000	165,044
Series A, Rev., AGM, 5.00%, 4/1/2023	105,000	106,219
Series 2005A, Rev., NATL-RE, 5.50%, 5/15/2023	30,000	31,115
Rev., 5.00%, 7/1/2023	350,000	361,836
Series 2013A, Rev., 5.00%, 7/1/2023	305,000	315,809
Series 2007C, Rev., NATL-RE, 5.25%, 7/1/2023	110,000	114,300
Series 2012D, Rev., AGM, 5.00%, 10/1/2023	300,000	303,252
Series 2014A, Rev., AGM, 5.00%, 10/1/2023	95,000	99,056
Series 2015D, Rev., 5.00%, 10/1/2023	20,000	20,854
Series 2016G, Rev., 5.00%, 10/1/2023	40,000	41,649
Series H, Rev., 5.00%, 10/1/2023	195,000	197,075
Series 2013A, Rev., 5.00%, 3/15/2024	910,000	934,785
Series 2016A, Rev., 5.00%, 3/15/2024	50,000	52,763
Series B, Rev., AMBAC, 5.50%, 3/15/2024	100,000	106,401
Series 1994A, Rev., NATL-RE, 5.15%, 7/1/2024	100,000	103,203
Series 2015D, Rev., 5.00%, 10/1/2024	165,000	175,220
Series C, Rev., 5.00%, 10/1/2024	100,000	101,152
Series 2015A, Rev., 5.00%, 3/15/2025	25,000	26,974
Series H, Rev., 5.00%, 10/1/2025	135,000	136,524
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2023	30,000	30,698
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2022	70,000	70,877

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Cornell University Series 2019A, Rev., 4.00%, 7/1/2022	20,000	20,047
New York State Dormitory Authority, Court Facilities Lease Rev., 5.00%, 8/1/2022	140,000	140,868
New York State Dormitory Authority, Department of Health
Series 2016A, Rev., 5.00%, 7/1/2022	390,000	391,241
Series 2016A, Rev., 5.00%, 7/1/2023	140,000	145,054
New York State Dormitory Authority, Hospitals Center, Langone Hospitals Obligated Group
Series 2016A, Rev., 4.00%, 7/1/2022	85,000	85,191
Rev., 5.00%, 7/1/2023	175,000	181,125
Rev., 5.00%, 7/1/2024	965,000	1,021,113
Rev., 5.00%, 7/1/2026	465,000	489,456
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2022	295,000	295,876
Rev., 5.00%, 7/1/2023	350,000	361,906
Series 2015A, Rev., 5.00%, 7/1/2024	260,000	273,487
Series 2015A, Rev., 5.00%, 7/1/2025	35,000	37,486
New York State Dormitory Authority, Master Boces Program Rev., 5.00%, 8/15/2022	100,000	100,770
New York State Dormitory Authority, Master Boces Program Lease Rev., 5.00%, 8/15/2022	60,000	60,450
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL - RE, 5.50%, 7/1/2023	655,000	669,853
New York State Dormitory Authority, Municipal Health Facilities Improvement Program
Series 2018-1, Rev., 5.00%, 1/15/2025	200,000	214,078
Series 1, Rev., 5.00%, 1/15/2027	75,000	83,346
New York State Dormitory Authority, New York University
Series 2017A, Rev., 5.00%, 7/1/2022	250,000	250,794
Series 2016A, Rev., 5.00%, 7/1/2023	120,000	124,397
New York State Dormitory Authority, North Shore-Long Island Jewish Obligated Group
Series 2015A, Rev., 5.00%, 5/1/2023	1,035,000	1,065,174
Rev., 5.00%, 5/1/2025	300,000	320,148
New York State Dormitory Authority, Northwell Health Obligated Group
Rev., 5.00%, 5/1/2023	200,000	205,831
Series 2019B2, Rev., 5.00%, 5/1/2024 (c)	240,000	248,804
New York State Dormitory Authority, NYSARC, Inc. Rev., 5.00%, 7/1/2022	170,000	170,541
New York State Dormitory Authority, School Districts Financing Program
Series 2017G, Rev., 4.00%, 10/1/2022	45,000	45,399
Series 2018C, Rev., 4.00%, 10/1/2022	45,000	45,407
Series 2019C, Rev., 4.00%, 10/1/2022	100,000	100,868
Series 2019D, Rev., 4.00%, 10/1/2022	165,000	166,492
Series 2021A, Rev., 4.00%, 10/1/2022	210,000	211,864
Series C, Rev., 4.00%, 10/1/2022	45,000	45,350
Series 2017C, Rev., 5.00%, 10/1/2022	50,000	50,553
Series 2017G, Rev., 5.00%, 10/1/2022	35,000	35,426
Series 2018A, Rev., 5.00%, 10/1/2022	470,000	475,716
Series 2019A, Rev., 5.00%, 10/1/2022	345,000	349,196
Series 2020A, Rev., AGM, 5.00%, 10/1/2022	40,000	40,486
Series 2020D, Rev., AGM, 5.00%, 10/1/2022	45,000	45,538
Series A, Subseries A-1, Rev., 5.00%, 10/1/2022	200,000	202,399
Series E, Rev., 5.00%, 10/1/2022	120,000	121,439
Series 2017G, Rev., 4.00%, 10/1/2023	20,000	20,592
Series 2017F, Rev., 5.00%, 10/1/2023	150,000	156,243

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2017G, Rev., 5.00%, 10/1/2023	55,000	57,348
Series 2019A, Rev., 5.00%, 10/1/2023	265,000	276,315
Series 2020B, Rev., 5.00%, 10/1/2023	50,000	52,094
Series 2017G, Rev., 5.00%, 10/1/2025	1,375,000	1,496,587
New York State Dormitory Authority, Smithtown Special Library Rev., 5.00%, 7/1/2022	215,000	215,681
New York State Dormitory Authority, St. John's University Series 2012B, Rev., 5.00%, 7/1/2022 (b)	25,000	25,078
New York State Dormitory Authority, State Personal Income Tax
Series 2020A, Rev., 5.00%, 9/15/2022	25,000	25,272
Series 2021E, Rev., 5.00%, 3/15/2023	20,000	20,553
Series 2015B, Rev., 5.00%, 2/15/2024	20,000	21,064
Series 2015A, Rev., 5.00%, 3/15/2026	70,000	75,331
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2012A, Rev., 4.00%, 12/15/2022 (b)	345,000	349,972
Series 2012A, Rev., 5.00%, 12/15/2022 (b)	175,000	178,407
Series 2012A, Rev., 5.00%, 12/15/2022	635,000	647,420
Series 2014F, Rev., 3.00%, 2/15/2023 (b)	50,000	50,564
Series 2013A, Rev., 5.00%, 2/15/2023	100,000	102,498
Series 2013A, Rev., 5.00%, 2/15/2023 (b)	255,000	261,427
Series 2014A, Rev., 5.00%, 2/15/2023	350,000	358,742
Series 2014E, Rev., 5.00%, 2/15/2023	120,000	122,997
Series 2015B, Rev., 5.00%, 2/15/2023	190,000	194,746
Series 2016A, Rev., 5.00%, 2/15/2023	60,000	61,499
Series 2016D, Rev., 5.00%, 2/15/2023 (b)	310,000	317,814
Series 2017A, Rev., 5.00%, 2/15/2023 (b)	90,000	92,236
Series 2017A, Rev., 5.00%, 2/15/2023	15,000	15,375
Series 2015A, Rev., 5.00%, 3/15/2023 (b)	125,000	128,481
Series 2015E, Rev., 5.00%, 3/15/2023 (b)	265,000	272,381
Series 2018A, Rev., 5.00%, 3/15/2023 (b)	105,000	107,924
Series A, Rev., 5.00%, 3/15/2023 (b)	205,000	210,709
Series 2012A, Rev., 5.00%, 12/15/2023	95,000	96,811
Series 2014A, Rev., 4.00%, 2/15/2024 (b)	35,000	36,316
Series 2013A, Rev., 5.00%, 2/15/2024	45,000	46,105
Series 2019D, Rev., 5.00%, 2/15/2024	40,000	42,127
Series 2018A, Rev., 5.00%, 3/15/2024 (b)	525,000	554,617
Series 2012A, Rev., 5.00%, 12/15/2024	580,000	590,307
Series 2014A, Rev., 5.00%, 2/15/2025	115,000	120,759
Series 2012A, Rev., 5.00%, 12/15/2025	185,000	188,257
Series 2014A, Rev., 5.00%, 2/15/2026	40,000	41,969
Series 2012A, Rev., 5.00%, 12/15/2026	150,000	152,633
Series 2014A, Rev., 5.00%, 2/15/2027	20,000	20,977
Series 2012A, Rev., 5.00%, 12/15/2027	90,000	91,556
New York State Dormitory Authority, State University Dormitory Facilities
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	385,000	386,222
Series 2015B, Rev., 5.00%, 7/1/2022 (b)	40,000	40,125
Series 2017A, Rev., 5.00%, 7/1/2022 (b)	55,000	55,172
New York State Energy Research and Development Authority, Electric and Gas Corp. Project Series 2004C, Rev., 2.63%, 7/3/2023 (c)	425,000	426,478

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2012A, Rev., 4.00%, 6/15/2022	185,000	185,193
Series 2017E, Rev., 4.00%, 6/15/2022	50,000	50,054
Series 2012A, Rev., 5.00%, 6/15/2022	550,000	550,777
Series 2012D, Rev., 5.00%, 6/15/2022	355,000	355,510
Series 2013A, Rev., 5.00%, 6/15/2022	60,000	60,087
Series 2017A, Rev., 5.00%, 6/15/2022	30,000	30,043
Series 2019B, Rev., 5.00%, 6/15/2022	40,000	40,058
Series 2020A, Rev., 5.00%, 6/15/2022	35,000	35,050
Series 2021A, Rev., 5.00%, 6/15/2022	30,000	30,043
Series 2021D, Rev., 5.00%, 6/15/2022	65,000	65,091
Series 2015A, Rev., 5.00%, 6/15/2023	20,000	20,719
Series 2021A, Rev., 5.00%, 6/15/2023	50,000	51,797
Series 2013A, Rev., 5.00%, 6/15/2024	50,000	51,628
Series 2013A, Rev., 5.00%, 6/15/2025	40,000	41,357
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2011A, Rev., 5.00%, 8/15/2022	50,000	50,397
Series 2012D, Rev., 5.00%, 9/15/2022	90,000	90,993
Series 2013B, Rev., 4.00%, 11/15/2022	50,000	50,626
Series 2019A, Rev., 4.00%, 2/15/2023	65,000	66,198
Series 2012E, Rev., 5.00%, 5/15/2024	40,000	40,143
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 0.46%, 6/1/2022 (c)	20,000,000	20,000,000
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 0.70%, 6/9/2022 (c)	22,000,000	22,000,000
New York State Thruway Authority
Series J, Rev., 3.00%, 1/1/2023	20,000	20,182
Series J, Rev., 5.00%, 1/1/2023	100,000	102,061
Series K, Rev., 5.00%, 1/1/2023	495,000	505,204
Series L, Rev., 5.00%, 1/1/2023	1,005,000	1,025,718
Series J, Rev., 5.00%, 1/1/2024	165,000	173,002
Series K, Rev., 5.00%, 1/1/2024	50,000	52,425
Series L, Rev., 5.00%, 1/1/2024	40,000	41,940
Series J, Rev., 5.00%, 1/1/2026	485,000	506,431
New York State Thruway Authority, Highway and Bridge Trust Fund
Series 2012A, Rev., 5.00%, 4/1/2023	240,000	240,736
Series 2012A, Rev., 5.00%, 4/1/2024	250,000	250,761
Series 2012A, Rev., 5.00%, 4/1/2026	770,000	772,254
New York State Thruway Authority, State Personal Income Tax, Transportation
Series 2013A, Rev., 5.00%, 3/15/2023	105,000	107,902
Series 2013A, Rev., 5.00%, 3/15/2024	25,000	25,681
Series 2013A, Rev., 5.00%, 3/15/2025	60,000	61,610
Series 2021A-1, Rev., 5.00%, 3/15/2025	185,000	199,350
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013C, Rev., 5.00%, 3/15/2023	35,000	35,967
Series 2013D, Rev., 5.00%, 3/15/2023	45,000	46,244
Series 2013E-A, Rev., 5.00%, 3/15/2023	60,000	61,658

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2014A-A, Rev., 5.00%, 3/15/2023	145,000	149,007
Series 2015A, Rev., 5.00%, 3/15/2023	150,000	154,145
Series 2016A, Rev., 5.00%, 3/15/2023	805,000	827,245
Series 2020C, Rev., 5.00%, 3/15/2023	75,000	77,073
Series A-1, Rev., 5.00%, 3/15/2023	80,000	82,211
Series 2013C, Rev., 5.00%, 3/15/2024	175,000	179,766
Series 2013D, Rev., 5.00%, 3/15/2024	265,000	272,218
Series 2013E-B, Rev., 5.00%, 3/15/2024	195,000	200,311
Series 2014A, Rev., 5.00%, 3/15/2024	60,000	63,316
Series A-1, Rev., 5.00%, 3/15/2024	95,000	97,587
Series 2014A, Rev., 5.00%, 3/15/2025	50,000	52,691
Series 2015A, Rev., 5.00%, 3/15/2025	75,000	81,072
Series 2016A, Rev., 5.00%, 3/15/2025	30,000	32,429
Series 2017A, Rev., 5.00%, 3/15/2025	80,000	86,477
Series A-1, Rev., 5.00%, 3/15/2025	25,000	25,589
Series 2013C, Rev., 5.00%, 3/15/2026	45,000	46,054
Series 2013C, Rev., 5.00%, 3/15/2027	260,000	266,316
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	30,000	30,946
New York State Urban Development Corp., State Sales Tax Series 2021A, Rev., 5.00%, 3/15/2023	50,000	51,382
Newark Central School District GO, 4.00%, 6/15/2022	20,000	20,020
Niskayuna Central School District
GO, 4.00%, 6/15/2022	180,000	180,185
GO, 4.00%, 4/15/2023	70,000	71,451
North Salem Central School District GO, 3.00%, 6/15/2022	45,000	45,031
North Syracuse Central School District GO, NATL-RE, 5.00%, 6/15/2022	25,000	25,035
North Tonawanda City School District GO, 5.00%, 9/1/2022	25,000	25,235
Northport-East Northport Union Free School District GO, TAN, 1.50%, 6/24/2022	390,000	390,003
Nyack Union Free School District GO, 5.00%, 6/15/2022	165,000	165,228
Onondaga Civic Development Corp., St. Joseph Hospital Health Center Rev., 4.50%, 7/1/2022 (b)	40,000	40,108
Onondaga County Water Authority
Series 2016A, Rev., 5.00%, 9/15/2022	55,000	55,604
Series 2015A, Rev., 2.25%, 9/15/2023	40,000	40,332
Orchard Park Central School District
Series 2019B, GO, 5.00%, 7/1/2022	45,000	45,141
GO, 4.00%, 8/1/2022	115,000	115,537
Oyster Bay-East Norwich Central School District
GO, TAN, 1.25%, 6/24/2022	5,000,000	4,999,828
GO, 4.00%, 9/15/2022	260,000	262,085
Patchogue-Medford Union Free School District Series 2012B, GO, AGM, 5.00%, 7/1/2022	30,000	30,091
Pearl River Union Free School District GO, 2.00%, 6/1/2023	20,000	20,071
Pelham Union Free School District
GO, 5.00%, 8/15/2022	20,000	20,157
GO, 4.00%, 11/15/2022	70,000	70,860
Penfield Central School District
GO, 2.00%, 6/15/2022	120,000	120,034
GO, 4.00%, 6/15/2022	20,000	20,021
GO, 4.00%, 6/15/2023	90,000	92,190

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Phelps-Clifton Springs Central School District GO, AGM, 5.00%, 6/15/2022	100,000	100,139
Pittsford Central School District
GO, 4.00%, 10/1/2022	105,000	105,967
Series 2012B, GO, 4.00%, 12/15/2022	20,000	20,287
Pleasantville Union Free School District GO, 5.00%, 5/1/2023	20,000	20,615
Port Authority of New York and New Jersey Series 175, Rev., 4.00%, 12/1/2026	25,000	25,213
Port Authority of New York and New Jersey, Consolidated
Series 173, Rev., 4.00%, 6/20/2022	1,735,000	1,737,513
Series 209, Rev., 5.00%, 7/15/2022	85,000	85,362
Series 194, Rev., 5.00%, 10/15/2022	155,000	156,954
Series 205, Rev., 5.00%, 11/15/2022	175,000	177,665
Series 175, Rev., 5.00%, 12/1/2022	350,000	355,812
Series 179, Rev., 5.00%, 12/1/2022	755,000	767,538
Series 189, Rev., 5.00%, 5/1/2023	65,000	67,021
Series 209, Rev., 5.00%, 7/15/2023	20,000	20,745
Series 179, Rev., 5.00%, 12/1/2023	35,000	36,672
Series 189, Rev., 5.00%, 5/1/2025	45,000	48,588
Series 175, Rev., 5.00%, 12/1/2025	100,000	101,661
Series 179, Rev., 5.00%, 12/1/2025	175,000	182,857
Port Washington Union Free School District GO, 5.00%, 12/1/2022	60,000	61,102
Pulaski Central School District GO, AGM, 5.00%, 6/15/2022	30,000	30,043
Putnam Valley Central School District GO, 5.00%, 6/15/2022	100,000	100,142
Rockland County Solid Waste Management Authority Series 2018A, Rev., 5.00%, 12/15/2022	60,000	61,157
Roslyn Union Free School District GO, 2.00%, 6/15/2022	35,000	35,011
Rye City School District
GO, BAN, 1.00%, 7/1/2022	320,000	319,898
GO, 2.00%, 8/15/2022	90,000	90,077
Sachem Central School District GO, 5.00%, 10/15/2022	105,000	106,457
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 4.00%, 10/15/2022 (b)	485,000	489,994
Series 2015A, Rev., 5.00%, 10/15/2022 (b)	485,000	491,776
Series 2015A, Rev., 5.00%, 10/15/2023 (b)	40,000	41,813
Series 2015A, Rev., 5.00%, 10/15/2024 (b)	45,000	48,243
Saratoga Springs City School District GO, 5.00%, 6/15/2022	460,000	460,653
Sayville Union Free School District
GO, 4.00%, 6/15/2022	50,000	50,053
GO, 3.00%, 6/15/2023	25,000	25,373
Schenectady City School District Series 2014B, GO, 3.00%, 7/1/2022	50,000	50,074
Schenectady County Capital Resource Corp., Union College Project Series 2012A, Rev., 5.00%, 7/1/2022	55,000	55,174
Schodack Central School District GO, AGM, 5.00%, 7/15/2022	125,000	125,583
Shenendehowa Central School District
GO, 3.00%, 6/15/2022	330,000	330,225
GO, 4.00%, 6/15/2022	20,000	20,021
GO, 4.00%, 12/15/2022	190,000	192,653
GO, 3.00%, 6/15/2023	65,000	65,930
Shoreham-Wading River Central School District GO, 2.00%, 6/15/2022	45,000	45,016
Smithtown Central School District
GO, 5.00%, 8/1/2022	55,000	55,350

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
GO, 5.00%, 10/15/2022	60,000	60,833
Sodus Central School District GO, AGM, 2.13%, 6/15/2022	40,000	40,015
Somers Central School District GO, 5.00%, 8/1/2022	25,000	25,153
South Country Central School District at Brookhaven
GO, 4.00%, 7/15/2022	25,000	25,083
GO, 4.00%, 10/15/2022	50,000	50,482
GO, 5.00%, 10/15/2023	35,000	36,507
South Huntington Union Free School District GO, 5.00%, 12/15/2022	35,000	35,686
South Jefferson Central School District
GO, 2.50%, 6/15/2022	20,000	20,010
GO, BAN, 1.00%, 6/29/2022	4,125,000	4,123,965
Spencerport Central School District GO, 4.00%, 6/15/2022	50,000	50,051
Starpoint Central School District GO, 4.00%, 6/15/2022	70,000	70,073
State of New York
Series 2018A, GO, 5.00%, 2/15/2023	25,000	25,628
Series 2013A, GO, 3.00%, 3/1/2023 (b)	30,000	30,341
Series 2013A, GO, 4.00%, 3/1/2023	85,000	86,628
Series 2013A, GO, 4.00%, 3/1/2023 (b)	40,000	40,763
Series 2013A, GO, 5.00%, 3/1/2023 (b)	175,000	179,634
Series 2015A, GO, 5.00%, 3/15/2023	25,000	25,695
Suffern Central School District GO, 5.00%, 10/15/2022	155,000	157,151
Suffolk County Water Authority Rev., 5.00%, 6/1/2022	20,000	20,000
Suffolk County Water Authority, Water System Series 2014A, Rev., 5.00%, 6/1/2023 (b)	20,000	20,675
Syosset Central School District
Series 2013A, GO, 5.00%, 7/15/2022	20,000	20,094
Series 2013B, GO, 5.00%, 12/15/2022	40,000	40,785
Syracuse Industrial Development Agency, School District Project Rev., 5.00%, 5/1/2023	50,000	51,559
Three Village Central School District Brookhaven & Smithtown
GO, 4.00%, 12/15/2022	35,000	35,500
GO, 5.00%, 5/15/2025	30,000	32,464
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2022	75,000	75,238
Town of Babylon, Public Improvement GO, 3.00%, 9/1/2022	35,000	35,157
Town of Brookhaven GO, 5.00%, 11/15/2022	255,000	259,280
Town of Brookhaven, Public Improvement
GO, 4.00%, 7/15/2022	170,000	170,593
Series 2018A, GO, 5.00%, 9/15/2022	70,000	70,762
Town of Cheektowaga, Various Purpose GO, 5.00%, 7/1/2022	20,000	20,063
Town of Clarence, Public Improvement Series 2020A, GO, 4.00%, 8/15/2022	25,000	25,143
Town of Clarkstown, Public Improvement
GO, 2.00%, 6/15/2022	25,000	25,008
GO, 3.00%, 6/15/2022	185,000	185,129
Town of Colonie, Public Improvement GO, AGM, 2.00%, 3/1/2023	50,000	50,162
Town of Cornwall, Public Improvement GO, 3.50%, 3/1/2023	40,000	40,062
Town of Deerfield, Public Improvement GO, 5.00%, 9/1/2022	50,000	50,426
Town of East Hampton Series 2016A, GO, 4.00%, 11/1/2022	25,000	25,282
Town of East Hampton, Various Purpose GO, 5.00%, 7/1/2022	80,000	80,253
Town of Eastchester, Various Purpose GO, 3.00%, 7/15/2022	30,000	30,069
Town of Grand Island GO, BAN, 1.50%, 10/7/2022	9,000,000	8,999,454

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Town of Grand Island, Public Improvement GO, 3.00%, 7/15/2022	25,000	25,057
Town of Greenburgh, Public Improvement
GO, 5.00%, 10/1/2022	55,000	55,687
Series 2021A, GO, 5.00%, 4/1/2023	200,000	205,824
Town of Harrison, Public Improvement GO, 5.00%, 12/1/2022	35,000	35,641
Town of Hempstead Series 2018A, GO, 5.00%, 6/15/2023	35,000	36,202
Town of Hempstead, Public Improvement
Series 2019B, GO, 5.00%, 8/1/2022	25,000	25,157
Series 2019A, GO, 5.00%, 8/15/2022	90,000	90,693
Town of Huntington, Public Improvement Series 2017B, GO, 5.00%, 11/1/2022	20,000	20,309
Town of Islip, Public Improvement
Series 2016B, GO, 4.00%, 10/15/2022	50,000	50,510
Series 2016A, GO, 5.00%, 11/15/2022	70,000	71,175
Town of Mount Pleasant, Public Improvement GO, 5.00%, 10/1/2022	60,000	60,712
Town of North Hempstead, Public Improvement Series 2017C, GO, 2.00%, 9/15/2022	30,000	30,061
Town of Oyster Bay
Series 2021B, GO, BAN, 2.00%, 8/26/2022	285,000	285,228
GO, 3.00%, 3/9/2023	25,000	25,193
Town of Oyster Bay, Public Improvement
Series 2014B, GO, 5.00%, 8/15/2022	325,000	327,335
GO, 4.00%, 11/1/2022	610,000	616,453
GO, 4.00%, 2/15/2025	225,000	235,154
Town of Riverhead, Public Improvement GO, 4.00%, 6/1/2022	25,000	25,000
Town of Southeast, Public Improvement Series 2019A, GO, 5.00%, 8/15/2022	50,000	50,391
Town of Tonawanda Series 2021B, GO, BAN, 1.50%, 8/26/2022	1,000,000	1,000,313
Triborough Bridge and Tunnel Authority
Series A, Rev., 4.00%, 11/15/2022	25,000	25,312
Series 2012A, Rev., 5.00%, 11/15/2022	25,000	25,424
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	160,000	162,703
Series 2013C, Rev., 5.00%, 5/15/2023 (b)	40,000	41,320
Series 2013A, Rev., 4.00%, 11/15/2023	100,000	102,155
Series 2008B-1, Rev., 5.00%, 11/15/2023 (b)	25,000	26,191
Series 2013A, Rev., 5.00%, 11/15/2024	370,000	380,731
Series 2012B, Rev., 5.00%, 11/15/2025	40,000	40,571
Series 2013A, Rev., 5.00%, 11/15/2026	85,000	87,408
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2012B, Rev., 5.00%, 11/15/2022	455,000	462,721
Series 2013A, Rev., 5.00%, 11/15/2022	415,000	421,490
Subseries 2008B-1, Rev., 5.00%, 11/15/2022	205,000	208,479
Series 2012B, Rev., 5.00%, 11/15/2023	1,120,000	1,136,386
Series 2013A, Rev., 5.00%, 11/15/2023	570,000	587,317
Series 2016A, Rev., 5.00%, 11/15/2023	20,000	20,931
Series 2012B, Rev., 5.00%, 11/15/2024	235,000	238,396
Series 2012B, Rev., 4.00%, 11/15/2025	355,000	358,008
Series 2013A, Rev., 5.00%, 11/15/2025	390,000	401,049
Trust for Cultural Resources of City of New York (The), Carnegie Hall Rev., 5.00%, 12/1/2022	55,000	55,927
Trust for Cultural Resources of City of New York (The), The Museum of Modern Art
Series 2016-1-E, Rev., 4.00%, 2/1/2023 (b)	240,000	244,137

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2016-1-E, Rev., 4.00%, 2/1/2023	570,000	579,786
Series 2012A, Rev., 5.00%, 4/1/2023	125,000	128,629
Trust for Cultural Resources of City of New York (The), Wildlife Conservation Society Series 2014A, Rev., 5.00%, 8/1/2023 (b)	50,000	51,962
Union Endicott Central School District GO, 4.00%, 6/15/2022	25,000	25,027
United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	80,000	80,255
Utility Debt Securitization Authority
Series 2016B, Rev., 5.00%, 6/15/2022	410,000	410,576
Rev., 5.00%, 12/15/2024	50,000	50,943
Series 2016B, Rev., 5.00%, 12/15/2024	250,000	254,713
Series 2016A, Rev., 5.00%, 6/15/2025	185,000	191,278
Series 2016B, Rev., 5.00%, 6/15/2025	25,000	25,820
Series 2016A, Rev., 5.00%, 12/15/2025	25,000	26,224
Utility Debt Securitization Authority, Restructuring
Rev., 5.00%, 6/15/2022	105,000	105,148
Rev., 5.00%, 6/15/2025	25,000	25,820
Valhalla Union Free School District GO, 5.00%, 2/1/2023	25,000	25,595
Valley Stream Union Free School District No. 13 GO, 5.00%, 9/1/2022	200,000	201,895
Van Spencer Etten Central School GO, 4.00%, 6/15/2023	25,000	25,556
Vestal Central School District GO, 5.00%, 6/15/2022	60,000	60,085
Victor Central School District GO, 5.00%, 6/15/2022	75,000	75,103
Village of Frankfort, Public Improvement GO, AGM, 3.00%, 11/15/2023	25,000	25,378
Village of Freeport Series 2021D, GO, BAN, 1.50%, 11/16/2022	5,140,075	5,136,103
Village of Garden City GO, BAN, 2.00%, 2/17/2023	44,685,000	44,746,339
Village of Mount Kisco GO, 5.00%, 8/15/2022	50,000	50,393
Village of Mount Kisco, Various Purpose GO, 4.00%, 12/1/2022	50,000	50,674
Village of Ossining GO, BAN, 1.25%, 9/23/2022	6,998,526	6,992,143
Village of Patchogue, Public Improvement GO, 2.00%, 7/15/2022	50,000	50,043
Village of Pleasantville, Public Improvement GO, 3.00%, 6/15/2022	85,000	85,060
Village of Tarrytown, Public Improvement GO, 3.00%, 6/15/2022	25,000	25,018
Village of Westbury, Public Improvement GO, 3.00%, 6/15/2022	25,000	25,017
Washingtonville Central School District
GO, 5.00%, 6/15/2022	20,000	20,028
GO, 5.00%, 6/15/2023	65,000	67,260
Webster Central School District
GO, 4.00%, 10/1/2022	50,000	50,452
GO, 5.00%, 10/1/2022	55,000	55,678
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021D, Rev., 2.88%, 7/1/2026 (d)	1,885,000	1,807,581
Whitehall Central School District GO, BAN, 1.00%, 6/28/2022	13,640,097	13,636,491
William Floyd Union Free School District of the Mastics-Moriches-Shirley GO, 5.00%, 12/15/2022	25,000	25,479
Williamsville Central School District GO, 5.00%, 6/1/2022	45,000	45,000
Yorktown Central School District GO, 2.00%, 10/1/2022	110,000	110,287
Total New York		538,331,150
North Carolina — 1.7%
Appalachian State University Series A, Rev., 5.00%, 10/1/2022	265,000	268,223
Cape Fear Public Utility Authority
Rev., 5.00%, 8/1/2022	75,000	75,473

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Series 2019A, Rev., 5.00%, 8/1/2022	195,000	196,229
Charlotte-Mecklenburg Hospital Authority (The), Carolinas Healthcare System
Series 2016A, Rev., 4.00%, 1/15/2023	105,000	106,592
Series 2013A, Rev., 5.00%, 1/15/2023	25,000	25,532
Series 2016A, Rev., 5.00%, 1/15/2025	340,000	363,304
Series 2016A, Rev., 5.00%, 1/15/2026	65,000	70,904
Charlotte-Mecklenburg Hospital Authority (The), Healthcare System, Atrium Health Series 2018C, Rev., 5.00%, 3/1/2023 (c)	910,000	932,855
City of Asheville Rev., 4.00%, 10/1/2022	45,000	45,412
City of Charlotte
Series 2020A, GO, 4.00%, 6/1/2022	50,000	50,000
Series 2019B, COP, 5.00%, 6/1/2022	100,000	100,000
Series 2021A, COP, 5.00%, 6/1/2022	25,000	25,000
Series 2012A, GO, 5.00%, 7/1/2022	75,000	75,237
Series 2012A, GO, 5.00%, 7/1/2022 (b)	280,000	280,882
Series 2016A, GO, 5.00%, 7/1/2022	45,000	45,142
Series 2018A, GO, 5.00%, 8/1/2022	50,000	50,317
GO, 5.00%, 12/1/2022	40,000	40,729
COP, 5.00%, 12/1/2022	270,000	274,918
Series 2013C, COP, 5.00%, 6/1/2023	25,000	25,841
Series 2013B, GO, 5.00%, 7/1/2023	25,000	25,913
City of Charlotte, Airport Special Facilities Series 2017A, Rev., 5.00%, 7/1/2024	35,000	36,998
City of Charlotte, Convention Facility Project Series 2019A, COP, 5.00%, 6/1/2024	60,000	63,607
City of Charlotte, Douglas International Airport Series 2021B, Rev., AMT, 5.00%, 7/1/2022	50,000	50,143
City of Charlotte, Equipment Acquisition and Public Facilities Series 2016A, COP, 5.00%, 12/1/2023	30,000	31,433
City of Charlotte, Water and Sewer System Rev., 5.00%, 7/1/2022	125,000	125,395
City of Concord, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2022	75,000	75,000
City of Durham
Rev., 4.00%, 8/1/2022	65,000	65,312
GO, 5.00%, 9/1/2022	165,000	166,580
GO, 5.00%, 9/1/2023	10,000	10,418
City of Fayetteville GO, 5.00%, 6/1/2022	25,000	25,000
City of Fayetteville, Public Works Commission Rev., 5.00%, 3/1/2023	60,000	61,548
City of Goldsboro, Public Improvement GO, 5.00%, 5/1/2023	25,000	25,775
City of Greensboro
Series 2018B, GO, 5.00%, 10/1/2022	30,000	30,374
GO, 5.00%, 2/1/2023	25,000	25,594
City of Greensboro, Combined Water and Sewer System
Rev., 5.00%, 6/1/2022	100,000	100,000
Rev., 5.25%, 6/1/2022	35,000	35,000
City of High Point, Combined Water and Sewer System Rev., 5.00%, 11/1/2022	50,000	50,750
City of Raleigh
Series 2020A, Rev., 5.00%, 6/1/2022	65,000	65,000
Series 2011A, GO, 3.00%, 9/1/2022	25,000	25,113
Series 2016A, GO, 5.00%, 9/1/2022	50,000	50,472
Series 2020A, Rev., 5.00%, 6/1/2023	25,000	25,841
City of Raleigh, Combined Enterprise System
Series 2015B, Rev., 5.00%, 12/1/2022	25,000	25,457

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Rev., 5.00%, 3/1/2023 (b)	20,000	20,517
Series 2013A, Rev., 5.00%, 3/1/2023 (b)	100,000	102,588
City of Raleigh, Limited Obligation
Series 2014A, Rev., 4.00%, 10/1/2022	55,000	55,505
Rev., 5.00%, 2/1/2024	50,000	52,603
City of Raleigh, Public Improvement GO, 3.00%, 6/1/2022	25,000	25,000
City of Wilmington
Series 2020B, Rev., 4.00%, 6/1/2022	50,000	50,000
Rev., 5.00%, 6/1/2022	20,000	20,000
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,000
City of Winston, Limited Obligation Series C, Rev., 5.00%, 6/1/2022	120,000	120,000
City of Winston-Salem, Water and Sewer System Series 2014A, Rev., 5.00%, 6/1/2022	25,000	25,000
County of Alamance GO, 5.00%, 2/1/2023	55,000	56,306
County of Beaufort, Limited Obligation Rev., 5.00%, 6/1/2022 (b)	30,000	30,000
County of Brunswick
Series A, Rev., 5.00%, 6/1/2022	25,000	25,000
GO, 5.00%, 8/1/2022	140,000	140,889
County of Brunswick, Enterprise Systems Rev., 5.00%, 4/1/2023	25,000	25,709
County of Buncombe, Limited Obligation
Rev., 3.00%, 6/1/2022	25,000	25,000
Rev., 5.00%, 6/1/2022 (b)	130,000	130,000
Rev., 5.00%, 6/1/2022	195,000	195,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	50,000	50,000
Series 2020A, Rev., 5.00%, 6/1/2022	90,000	90,000
Series A, Rev., 5.00%, 6/1/2022	410,000	410,000
County of Cabarrus GO, 5.00%, 3/1/2023	20,000	20,523
County of Cabarrus, Installment Financing Contract Rev., 5.00%, 6/1/2022	50,000	50,000
County of Carteret Series 2015B, GO, 5.00%, 11/1/2022	20,000	20,309
County of Chatham, Limited Obligation
Rev., 5.00%, 11/1/2022	125,000	126,899
Rev., 4.00%, 12/1/2022 (b)	20,000	20,259
County of Chatham, Public Facility Corp. Rev., 5.00%, 12/1/2022	20,000	20,360
County of Cumberland, Limited Obligation Rev., 5.00%, 11/1/2022	20,000	20,306
County of Dare, Limited Obligation
Series 2013A, Rev., 4.00%, 6/1/2022	25,000	25,000
Series 2012B, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2016A, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2020D, Rev., 5.00%, 6/1/2022 (b)	35,000	35,000
County of Davidson, Limited Obligation Rev., 5.00%, 6/1/2022	35,000	35,000
County of Durham
GO, 5.00%, 6/1/2022	50,000	50,000
GO, 5.00%, 10/1/2022	60,000	60,752
County of Forsyth
GO, 5.00%, 12/1/2022	25,000	25,458
GO, 5.00%, 4/1/2023	30,000	30,874
GO, 5.00%, 12/1/2023	25,000	26,217
County of Forsyth, Public Improvement GO, 4.00%, 5/1/2023	125,000	125,268
County of Granville GO, 4.00%, 6/1/2022	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
County of Granville, Limited Obligation Rev., 5.00%, 10/1/2022	20,000	20,246
County of Harnett, Limited Obligation Rev., 4.00%, 12/1/2022	25,000	25,332
County of Henderson, Limited Obligation Series 2018A, Rev., 5.00%, 6/1/2022	50,000	50,000
County of Iredell, Limited Obligation Rev., 5.00%, 6/1/2022	25,000	25,000
County of Johnson, Limited Obligation
Rev., 4.00%, 6/1/2022 (b)	100,000	100,000
Series 2020A, Rev., 5.00%, 4/1/2023	10,000	10,292
County of Lincoln GO, 3.00%, 6/1/2022	50,000	50,000
County of Mecklenburg
Series 2016A, GO, 5.00%, 9/1/2022	75,000	75,692
Series 2011-C, GO, 5.25%, 12/1/2022	25,000	25,476
County of Mecklenburg, Limited Obligation Series 2015A, Rev., 5.00%, 10/1/2022	140,000	141,703
County of Moore Rev., 5.00%, 6/1/2022	50,000	50,000
County of New Hanover
Rev., 3.00%, 8/1/2022	370,000	371,070
GO, 5.00%, 8/1/2022	145,000	145,892
Rev., 4.00%, 12/1/2022	50,000	50,636
County of New Hanover, Community College Bonds
Series 2013A, GO, 5.00%, 6/1/2022	25,000	25,000
Series 2013A, GO, 3.00%, 6/1/2023 (b)	20,000	20,276
County of Onslow GO, 5.00%, 12/1/2022	100,000	101,831
County of Onslow, Limited Obligation
Rev., 4.00%, 10/1/2022	25,000	25,229
Rev., 5.00%, 6/1/2023	20,000	20,675
County of Orange GO, 5.00%, 8/1/2022	30,000	30,187
County of Orange, Limited Obligation
Series 2019B, Rev., 5.00%, 10/1/2022	115,000	116,402
Series 2021A, Rev., 5.00%, 11/15/2022	25,000	25,409
County of Pender, Limited Obligation
Rev., 4.00%, 6/1/2022	25,000	25,000
Rev., 4.50%, 6/1/2022 (b)	30,000	30,000
County of Randolph, Limited Obligation Series 2013C, Rev., 4.00%, 10/1/2022	30,000	30,272
County of Sampson, Limited Obligation Rev., 5.00%, 12/1/2022	85,000	86,514
County of Surry Rev., 4.00%, 6/1/2022	25,000	25,000
County of Union
GO, 4.00%, 9/1/2022	20,000	20,140
GO, 5.00%, 9/1/2022	30,000	30,283
County of Union, Enterprise System Rev., 5.00%, 6/1/2022	120,000	120,000
County of Wake, Hospital System Rev., NATL-RE, 5.13%, 10/1/2026 (b)	125,000	133,400
County of Wake, Limited Obligation
Rev., 5.00%, 9/1/2022	75,000	75,709
Series 2016A, Rev., 5.00%, 12/1/2022	25,000	25,457
County of Wake, Public Improvement Series 2018A, GO, 5.00%, 3/1/2023	25,000	25,687
County of Watauga, North Carolina Limited Obligation Bonds Rev., 5.00%, 6/1/2022	30,000	30,000
County of Wayne, Limited Obligation Rev., 5.00%, 6/1/2022	30,000	30,000
Durham Capital Financing Corp.
Rev., 2.00%, 6/1/2022	50,000	50,000
Rev., 3.50%, 6/1/2022 (b)	35,000	35,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Rev., 4.00%, 6/1/2022	75,000	75,000
Rev., 5.00%, 6/1/2022 (b)	80,000	80,000
Rev., 4.00%, 12/1/2022	50,000	50,669
Rev., 5.00%, 6/1/2023 (b)	20,000	20,679
Durham County Industrial Facilities & Pollution Control Financing Authority Rev., 4.00%, 2/1/2023	50,000	50,755
Durham Housing Authority Series 2012A, Rev., 5.00%, 12/1/2022 (b)	415,000	421,869
East Carolina University Series 2014A, Rev., 5.00%, 10/1/2022	25,000	25,304
Greenville Utilities Commission Rev., 5.00%, 4/1/2023	75,000	77,152
Jacksonville Public Facilities Corp. Rev., 5.00%, 4/1/2023	20,000	20,569
Mooresville Public Facilities Corp. Rev., 4.00%, 11/1/2022	25,000	25,270
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	20,000	21,903
North Carolina Eastern Municipal Power Agency, Power System
Series 2012D, Rev., 5.00%, 7/1/2022 (b)	50,000	50,157
Series A, Rev., 5.00%, 7/1/2022 (b)	285,000	285,898
Series D, Rev., 5.00%, 7/1/2022 (b)	95,000	95,299
North Carolina Housing Finance Agency, Homeownership
Rev., GNMA/FNMA/FHLMC COLL, 0.15%, 1/1/2023	180,000	178,395
Series 43, Rev., GNMA/FNMA/FHLMC, 1.35%, 1/1/2023	80,000	79,862
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 0.40%, 7/1/2023	110,000	108,226
Series 44, Rev., 1.50%, 7/1/2024	245,000	239,254
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	255,000	278,786
North Carolina Medical Care Commission, Duke University Health System
Series 2012A, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	605,000	605,000
Series 2016A, Rev., 5.00%, 6/1/2022	250,000	250,000
Rev., 5.00%, 6/1/2025	120,000	129,583
Series 2016A, Rev., 5.00%, 6/1/2026	125,000	137,632
North Carolina Medical Care Commission, Health Care Facilities, Wakemed
Series 2012A, Rev., 4.13%, 10/1/2022 (b)	45,000	45,428
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	555,000	561,880
North Carolina Medical Care Commission, Moses Cone Health System Series 2004A, Rev., VRDO, 0.67%, 6/9/2022 (c)	30,000,000	30,000,000
North Carolina Medical Care Commission, Novant Health Series 2013A, Rev., 5.00%, 11/1/2024	160,000	162,229
North Carolina Medical Care Commission, Vedant Health Rev., 4.00%, 6/1/2022	50,000	50,000
North Carolina Medical Care Commission, Vidant Health
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	135,000	135,000
Series 2012A, Rev., 5.00%, 6/1/2022	80,000	80,000
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group
Series 2019B, Rev., 2.20%, 12/1/2022 (c)	6,710,000	6,714,988
Series 2019A, Rev., 5.00%, 12/1/2022	25,000	25,419
Series 2012B, Rev., 5.00%, 12/1/2023	240,000	243,685
North Carolina Municipal Power Agency No. 1, Catawba Electric
Series B, Rev., 5.00%, 1/1/2023	1,330,000	1,357,339
Series E, Rev., 5.00%, 1/1/2023	20,000	20,411
Series A, Rev., 5.00%, 1/1/2024	25,000	26,192
Series A, Rev., 5.00%, 1/1/2025	85,000	90,731
Series A, Rev., 5.00%, 1/1/2027	600,000	650,523
North Carolina State University at Raleigh
Rev., 5.00%, 10/1/2022	115,000	116,433

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Series 2020A, Rev., 5.00%, 10/1/2022	25,000	25,312
Series 2013A, Rev., 5.00%, 10/1/2023 (b)	80,000	83,491
North Carolina Turnpike Authority, Triangle Expressway System Rev., BAN, 5.00%, 2/1/2024	1,005,000	1,047,202
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Rev., 5.00%, 1/1/2025	315,000	330,495
Onslow Water and Sewer Authority, Combined Enterprise System Rev., 5.00%, 12/1/2022	65,000	66,174
Orange County Public Facilities Co., Limited Obligation
Rev., 4.75%, 10/1/2022 (b)	25,000	25,289
Rev., 5.00%, 10/1/2022	90,000	91,113
Rev., 5.00%, 10/1/2023	40,000	41,740
Orange Water and Sewer Authority Rev., 5.00%, 6/1/2022	75,000	75,000
State of North Carolina
Series 2013D, GO, 4.00%, 6/1/2022	150,000	150,000
Series 2013B, GO, 5.00%, 6/1/2022	35,000	35,000
Series 2014A, GO, 5.00%, 6/1/2022	125,000	125,000
Series 2015A, GO, 5.00%, 6/1/2022	50,000	50,000
Rev., 5.00%, 3/1/2023	2,170,000	2,224,992
Series 2013A, Rev., 5.00%, 5/1/2023	10,000	10,320
Series 2014C, Rev., 5.00%, 5/1/2023	50,000	51,601
Series 2014B, Rev., 5.00%, 6/1/2023	60,000	62,078
Series 2015A, GO, 5.00%, 6/1/2023	25,000	25,866
Rev., 5.00%, 3/1/2024	40,000	42,102
Rev., 5.00%, 3/1/2026	75,000	80,518
State of North Carolina, Limited Obligation
Series 2014B, Rev., 5.00%, 6/1/2022	295,000	295,000
Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,988
State of North Carolina, Public Improvement
Series 2018A, GO, 5.00%, 6/1/2022	145,000	145,000
Series 2019B, GO, 5.00%, 6/1/2022	210,000	210,000
Town of Apex, Wastewater System
GO, 3.50%, 6/1/2022 (b)	50,000	50,000
GO, 4.00%, 6/1/2022 (b)	80,000	80,000
GO, 5.00%, 6/1/2022 (b)	25,000	25,000
Town of Cary Series 2017B, GO, 5.00%, 6/1/2022	25,000	25,000
Town of Cary, Combined Utility Enterprise System
Rev., 4.00%, 12/1/2022 (b)	275,000	278,636
Rev., 5.00%, 12/1/2022 (b)	215,000	218,905
Town of Cary, Public Improvement GO, 5.00%, 9/1/2022	60,000	60,567
Town of Chapel Hill, Limited Obligation
Rev., 3.50%, 6/1/2022 (b)	50,000	50,000
Rev., 5.00%, 6/1/2022 (b)	260,000	260,000
Town of Cornelius GO, 5.00%, 8/1/2022	40,000	40,246
Town of Oak Island, Enterprise System Rev., AGM, 5.00%, 6/1/2023	10,000	10,327
University of North Carolina at Charlotte (The)
Series 2017A, Rev., 5.00%, 10/1/2022	150,000	151,870
Series 2020A, Rev., 5.00%, 10/1/2022	30,000	30,374
University of North Carolina at Greensboro Rev., 5.00%, 4/1/2023	300,000	308,357
University of North Carolina at Wilmington Series 2019B, Rev., 5.00%, 10/1/2022	150,000	151,870

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2023	185,000	188,996
Rev., 5.00%, 2/1/2024	150,000	157,026
Rev., 5.00%, 2/1/2025	295,000	314,723
Watauga Public Facilities Corp., Limited Obligation
Series 2012A, Rev., 4.00%, 6/1/2022 (b)	20,000	20,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	75,000	75,000
Total North Carolina		60,382,163
North Dakota — 0.1%
City of Bismarck Series 2108N, GO, 5.00%, 5/1/2023	50,000	51,536
City of Fargo
Series 2016A, GO, 5.00%, 7/1/2022	25,000	25,076
Series 2019A, GO, 5.00%, 5/1/2023	20,000	20,605
City of Grand Forks Series 2017B, GO, 5.00%, 12/1/2022	40,000	40,690
City of Grand Forks, Altru Health System
Rev., 5.00%, 12/1/2024	120,000	126,937
Rev., 5.00%, 12/1/2025	200,000	215,261
Rev., 5.00%, 12/1/2026	210,000	229,492
City of Watford City Rev., AGM, 3.00%, 12/1/2022	25,000	25,119
City of West Fargo Series 2017A, GO, 5.00%, 5/1/2023	25,000	25,757
County of Burleigh, Multi-County Sales Tax Series 2015A, Rev., AGM, 5.00%, 11/1/2022 (b)	40,000	40,604
County of Burleigh, St. Alexius Medical Center Project Series 2012A, Rev., 5.00%, 7/1/2022 (b)	270,000	270,806
County of Stutsman Series 2014A, GO, 4.00%, 10/1/2023	25,000	25,707
Fargo Public School District No. 1 Series 2016B, GO, 5.00%, 8/1/2022	75,000	75,465
McKenzie County Public School District No. 1 Series 2019A, GO, 5.00%, 8/1/2022	75,000	75,433
Minot Public School District No. 1 GO, 4.00%, 8/1/2025	25,000	26,336
North Dakota Building Authority, Facilities Improvement Series 2020A, Rev., 5.00%, 12/1/2022	290,000	295,267
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series 2020D, Rev., 2.15%, 7/1/2022	30,000	30,020
Series 2020B, Rev., 1.05%, 7/1/2026	125,000	117,347
North Dakota Public Finance Authority, Capital Financing Program
Series 2013A, Rev., 4.00%, 6/1/2022	25,000	25,000
Series 2019A, Rev., 4.00%, 11/1/2022	25,000	25,292
Series 2019A, Rev., 1.75%, 11/1/2023	430,000	430,127
North Dakota Public Finance Authority, State Revolving Fund Program
Series 2015A, Rev., 5.00%, 10/1/2022	25,000	25,312
Series 2016A, Rev., 5.00%, 10/1/2022	20,000	20,249
Series 2012A, Rev., 5.00%, 10/1/2023	35,000	35,384
Series 2015A, Rev., 5.00%, 10/1/2023	25,000	26,098
North Dakota State University of Housing and Auxiliary Facilities Series 2015A, Rev., 5.00%, 4/1/2023	20,000	20,550
Park River Area Public School District No. 8, Limited Tax Series 2015B, GO, 3.00%, 8/1/2022	30,000	30,088
United Public School District No. 7, School Building GO, 3.00%, 8/1/2022	30,000	30,080
West Fargo Public School District No. 6, School Building GO, 4.00%, 8/1/2024	40,000	41,740
Total North Dakota		2,427,378
Ohio — 4.4%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	355,000	388,773

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	521,845
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2023	620,000	634,382
American Municipal Power, Inc., Combined Hydroelectric Projects
Series 2016A, Rev., 5.00%, 2/15/2023	660,000	675,310
Series 2020A, Rev., 5.00%, 2/15/2023	245,000	250,683
Subseries 2021A-1, Rev., 4.00%, 2/15/2024	175,000	180,909
American Municipal Power, Inc., Greenup Hydroelectric Projects Series 2016A, Rev., 5.00%, 2/15/2024	150,000	157,564
American Municipal Power, Inc., Prairie State Energy Campus Project
Series 2017A, Rev., 5.00%, 2/15/2024	125,000	131,303
Series 2019B, Rev., 5.00%, 2/15/2024	380,000	399,161
Series 2019B, Rev., 5.00%, 2/15/2025	390,000	419,041
Series 2015A, Rev., 5.00%, 2/15/2026	75,000	78,511
Series 2015A, Rev., 5.00%, 2/15/2027	400,000	417,972
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2023	225,000	230,251
Beaver Local School District GO, 4.00%, 6/1/2022	65,000	65,000
Bellbrook-Sugarcreek Local School District, School Improvement, Unlimited Tax GO, 4.00%, 12/1/2022	50,000	50,664
Berea City School District COP, 2.00%, 10/1/2022	25,000	25,049
Big Walnut Local School District, Unlimited Tax Series 2021A, GO, 4.00%, 12/1/2022	35,000	35,458
Bowling Green State University, General Receipts
Series 2016A, Rev., 5.00%, 6/1/2022	140,000	140,000
Series 2020A, Rev., 5.00%, 6/1/2022	45,000	45,000
Series 2020A, Rev., 5.00%, 6/1/2023	20,000	20,642
Brock Independent School District, Unlimited Tax, School Facilities Improvement GO, 5.00%, 1/15/2023	105,000	107,210
Buckeye Tobacco Settlement Financing Authority, Capital Appreciation Series A-3, Rev., 6.25%, 6/1/2022 (b)	890,000	890,000
Butler County Port Authority, Liberty Center Project Series 2014A, Rev., 5.00%, 12/1/2022 (b)	100,000	101,791
Butler County Transportation Improvement District, Highway Improvement 4.00%, 12/1/2022	30,000	30,401
Centerville City School District, School Improvement
GO, 3.00%, 12/1/2022 (b)	20,000	20,163
GO, 4.00%, 12/1/2022 (b)	60,000	60,793
Central Ohio Solid Waste Authority, Limited Tax GO, 5.00%, 6/1/2022 (b)	25,000	25,000
Central Ohio Solid Waste Authority, Solid Waste Facilities, Limited Tax GO, 5.00%, 12/1/2023	45,000	47,170
Champion Local School District, Classroom Facilities Series 2016-2, GO, 1.75%, 12/1/2022	35,000	35,039
City of Akron, Community Learning Center Rev., 5.00%, 6/1/2022 (b)	235,000	235,000
City of Akron, Income Tax Rev., 5.00%, 12/1/2023	20,000	20,940
City of Akron, Income Tax, Community Learning Centers
Series 2012A, Rev., 5.00%, 6/1/2022	6,325,000	6,325,000
Rev., 5.00%, 12/1/2022	85,000	86,510
City of Akron, Income Tax, Various Purpose Rev., 4.00%, 12/1/2023	185,000	190,977
City of Akron, Various Purpose
GO, 2.00%, 12/1/2022	565,000	566,386
Series 2015A, GO, 2.25%, 12/1/2022	75,000	75,277
Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,308
City of Athens, Swimming Pool Facilities GO, 3.00%, 12/1/2023	25,000	25,459
City of Cincinnati, Unlimited Tax
Series 2014A, GO, 5.00%, 6/1/2022 (b)	270,000	270,000
Series 2014A, GO, 5.00%, 12/1/2022	380,000	381,119
Series 2021A, GO, 5.00%, 12/1/2022	85,000	86,548
Series 2015A, GO, 5.00%, 12/1/2023	35,000	36,693

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
City of Cincinnati, Unlimited Tax, Various Purpose
Series 2014A, GO, 5.00%, 6/1/2022 (b)	55,000	55,000
Series 2015A, GO, 5.00%, 12/1/2022	150,000	152,732
City of Cincinnati, Various Purpose Series 2016A, GO, 4.00%, 12/1/2022	40,000	40,531
City of Cleveland
GO, AMBAC, 5.50%, 10/1/2022	155,000	157,176
Series 2016B, Rev., AGM, 5.00%, 1/1/2023	75,000	76,454
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2017A-1, Rev., 4.00%, 10/1/2022	45,000	45,406
Series 2014B-1, Rev., 5.00%, 10/1/2022 (b)	45,000	45,558
Series 2014B-2, Rev., 5.00%, 10/1/2022 (b)	25,000	25,310
Series 2014A-1, Rev., 3.50%, 11/15/2023 (b)	50,000	51,260
Series 2014A-1, Rev., 4.38%, 11/15/2023 (b)	60,000	62,297
City of Cleveland, Subordinate Lien, Income Tax
Series 2014B-1, Rev., 5.00%, 10/1/2022	35,000	35,430
Rev., 5.00%, 5/15/2023	195,000	201,294
Series 2015A-2, Rev., 5.00%, 10/1/2023 (b)	45,000	46,964
City of Cleveland, Various Purpose
GO, 5.00%, 12/1/2022	55,000	55,999
GO, 5.00%, 12/1/2026	200,000	223,222
City of Columbus
Series 2012-1, GO, 3.00%, 7/1/2022	125,000	125,192
Series 2012-1, GO, 5.00%, 7/1/2022 (b)	25,000	25,079
City of Columbus, Various Purpose Series 2012-4, GO, 5.00%, 2/15/2023 (b)	60,000	61,500
City of Columbus, Various Purpose, Limited Tax Series 2012-4, GO, 5.00%, 8/15/2022	95,000	95,742
City of Columbus, Various Purpose, Unlimited Tax
Series 2015A, GO, 3.00%, 7/1/2022	45,000	45,069
GO, 4.00%, 7/1/2022	25,000	25,059
Series 2013-1, GO, 5.00%, 7/1/2022	50,000	50,157
Series 2016A, GO, 2.00%, 8/15/2022	125,000	125,212
Series 2012A, GO, 4.00%, 8/15/2022 (b)	50,000	50,290
Series 2012A, GO, 5.00%, 8/15/2022 (b)	255,000	256,993
Series 2013A, GO, 5.00%, 8/15/2022	110,000	110,852
City of Dayton, Sewer System Rev., 4.00%, 12/1/2023	290,000	299,588
City of Delaware, Limited Tax Series 2019B, GO, 4.00%, 12/1/2022	35,000	35,459
City of Dublin, Various Purpose GO, 5.00%, 12/1/2022	25,000	25,457
City of Fairview Park, Limited Tax
GO, 3.00%, 12/1/2022 (b)	55,000	55,447
GO, 4.00%, 12/1/2022 (b)	165,000	167,182
City of Hilliard, Limited Tax, Various Purpose Series 2019A, GO, 5.00%, 12/1/2022	20,000	20,333
City of Kettering GO, 2.00%, 12/1/2022	25,000	25,072
City of Lima, Sanitary Sewer System
Rev., 3.00%, 12/1/2022	35,000	35,267
Rev., 4.00%, 12/1/2022 (b)	30,000	30,389
City of Marysville, Limited Tax GO, 2.25%, 12/1/2022	60,000	60,251
City of Mentor, Limited tax, Various Purpose GO, 3.00%, 12/1/2022	25,000	25,197
City of Middleburg Heights, Southwest General Health Center Project Series 2012A, Rev., 5.00%, 8/1/2022 (b)	260,000	261,643

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt Series 2020A, Rev., 4.00%, 8/1/2022	100,000	100,447
City of Middletown GO, 2.00%, 12/1/2022	50,000	50,147
City of New Albany, Limited Tax GO, 3.50%, 12/1/2022	30,000	30,317
City of Newark GO, 2.00%, 12/1/2022	35,000	35,103
City of North Olmsted, Capital Improvement, Limited Tax GO, 3.00%, 12/1/2022	20,000	20,164
City of Reynoldsburg, Limited Tax, Capital Facilities GO, 5.00%, 12/1/2022	25,000	25,443
City of Sharonville, Special Obligation Rev., 4.00%, 12/1/2022	50,000	50,654
City of Springboro, Various Purpose, Limited Tax GO, 2.25%, 12/1/2022	75,000	75,306
City of Tiffin, Limited Tax, Capital Improvement GO, 2.00%, 12/1/2022	50,000	50,012
City of Toledo, Sewerage System Rev., 5.00%, 11/15/2022	55,000	55,921
City of Westerville, Special Obligation
Rev., 5.00%, 12/1/2022	65,000	66,177
Rev., 5.00%, 12/1/2023	25,000	26,194
Clear Fork Valley Local School District COP, 4.00%, 12/1/2022	25,000	25,316
Cleveland Department of Public Utilities Division of Public Power
Rev., AGM, 5.00%, 11/15/2022	60,000	60,985
Rev., AGM, 5.00%, 11/15/2023	100,000	104,627
Cleveland Heights and University Heights City School District GO, 4.50%, 6/1/2023 (b)	25,000	25,725
Cleveland Municipal School District Series 2015A, GO, 5.00%, 12/1/2022	180,000	183,233
Clyde-Green Springs Exempted Village School District COP, 4.00%, 12/1/2022	180,000	182,227
Coldwater Exempted Village School District GO, 3.00%, 12/1/2023	380,000	386,406
Columbia-Brazoria Independent School District, Unlimited Tax GO, 4.00%, 12/1/2022	20,000	20,265
Columbus City School District, Limited Tax, School Facilities Construction and Improvement GO, 4.00%, 12/1/2022	25,000	25,332
Columbus Metropolitan Library, Ohio Library Facilities, Special Obligation
Rev., 4.00%, 12/1/2022	135,000	136,805
Rev., 4.00%, 12/1/2024	20,000	20,933
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc.
Series 2017A, Rev., 5.00%, 8/1/2022	755,000	759,479
Series 2020A, Rev., 5.00%, 12/1/2022	25,000	25,425
County of Allen, Hospital Facilities, Mercy Health Series 2017A, Rev., 5.00%, 8/1/2024	570,000	603,697
County of Ashtabula, Limited Tax, Various Purpose Improvement
GO, 4.00%, 6/1/2022 (b)	85,000	85,000
GO, 5.00%, 6/1/2022 (b)	25,000	25,000
County of Ashtabula, Nontax, Lodge and Conference Center Project Rev., 4.00%, 6/1/2022	55,000	55,000
County of Butler, Hospital Facilities, UC Health Rev., 4.00%, 11/15/2022	340,000	343,852
County of Butler, Sewer System Rev., 4.00%, 12/1/2022	55,000	55,736
County of Cuyahoga, Capital Improvement, Limited Tax Series 2020A, GO, 4.00%, 12/1/2022	220,000	222,810
County of Cuyahoga, Ohio Economic Development
Series 2020D, Rev., 4.00%, 12/1/2022	495,000	501,100
Series 2020D, Rev., 4.00%, 12/1/2024	50,000	52,269
County of Cuyahoga, Public Library Fund, Library Facilities
Rev., 4.00%, 12/1/2022	70,000	70,894
Rev., 4.00%, 12/1/2023 (b)	50,000	51,676
County of Cuyahoga, Sales Tax Rev., 5.00%, 12/1/2023	55,000	57,628
County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax Rev., 5.00%, 12/1/2022 (b)	105,000	106,907
County of Delaware, Sales Tax Rev., 3.00%, 12/1/2023	50,000	50,769
County of Delaware, Sanitary Sewer System Improvement Rev., 4.00%, 12/1/2022	25,000	25,334

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
County of Franklin, Health Care Facilities Series 2013A, Rev., 6.13%, 7/1/2022 (b)	4,590,000	4,607,985
County of Franklin, Hospital Facilities Rev., 5.00%, 5/15/2023	35,000	36,143
County of Franklin, Hospital Improvement, Nationwide Children's Hospital Project Series 2012A, Rev., 5.00%, 6/16/2022	135,000	135,203
County of Franklin, Limited Tax
GO, 5.00%, 6/1/2022	130,000	130,000
GO, 5.00%, 6/1/2023	25,000	25,848
County of Franklin, Ohio Health Corp.
Series 2018D, Rev., VRDO, 0.65%, 6/9/2022 (c)	30,000,000	30,000,000
Rev., 5.00%, 5/15/2023 (b)	530,000	547,079
County of Franklin, Sales Tax Rev., 5.00%, 6/1/2022	50,000	50,000
County of Franklin, Various Purpose, Limited Tax GO, 5.00%, 12/1/2022	20,000	20,363
County of Geauga, South Franklin Circle Project Rev., 8.00%, 12/31/2022 (b) (c)	4,890,000	5,168,031
County of Greene, Sewer System
GO, 5.00%, 12/1/2022	50,000	50,913
Series 2007A, Rev., AMBAC, 5.00%, 12/1/2023	50,000	52,351
County of Hamilton, Cincinnati Children's Hospital Medical Center Series 2014S, Rev., 5.00%, 5/15/2023	80,000	82,605
County of Hamilton, King Highland Community Urban Redevelopment Corp. Rev., 3.00%, 6/1/2022	50,000	50,000
County of Hamilton, Parking Facilities, Limited Tax Series 2021A, GO, 5.00%, 12/1/2023	25,000	26,206
County of Hamilton, Sales Tax
Series 2000B, Rev., AMBAC, Zero Coupon, 12/1/2022	100,000	99,214
Series 2016A, Rev., 5.00%, 12/1/2022	445,000	453,038
Series 2016A, Rev., 5.00%, 12/1/2023	105,000	110,032
County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati
Series 2013A, Rev., 5.00%, 12/1/2022	295,000	300,358
Series 2014A, Rev., 5.00%, 12/1/2022	165,000	167,997
Series 2019A, Rev., 5.00%, 12/1/2022	140,000	142,543
Series 2014A, Rev., 5.00%, 12/1/2023	60,000	62,894
County of Hamilton, Trihealth, Inc. Series 2017A, Rev., 5.00%, 8/15/2022	35,000	35,266
County of Lake, Various Purpose GO, 3.50%, 12/1/2022	50,000	50,543
County of Lorain, Various Purpose, Limited Tax
GO, 3.00%, 12/1/2022	55,000	55,447
Series 2020B, GO, 3.00%, 12/1/2022	65,000	65,529
County of Mahoning, Various Purpose, Limited Tax GO, AGM, 2.00%, 12/1/2022	25,000	25,066
County of Medina, Limited Tax GO, 2.00%, 12/1/2022	50,000	50,170
County of Montgomery, Catholic Health Initiatives Series 2008D-2, Rev., 5.45%, 11/13/2023 (b)	140,000	147,275
County of Portage, Limited Tax GO, 5.00%, 12/1/2022	65,000	66,184
County of Stark, Communication System, Limited Tax GO, 2.50%, 12/1/2022	50,000	50,296
County of Summit, Various Purpose GO, 4.50%, 12/1/2022	60,000	60,951
County of Union, Memorial Hospital, Various Purpose GO, 4.00%, 12/1/2022	80,000	81,022
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Rev., 5.00%, 7/1/2022	50,000	50,134
County of Warren, Jail Construction and Improvement, Limited Tax
GO, 3.00%, 6/1/2022	95,000	95,000
GO, 3.00%, 6/1/2023	205,000	207,955
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax GO, 3.00%, 12/1/2023	20,000	20,370
Cuyahoga Community College District, General Receipts Series 2016E, Rev., 4.00%, 8/1/2022	110,000	110,512
Dayton Metro Library, Unlimited Tax GO, 4.00%, 12/1/2024	40,000	41,955
Defiance City School District, Various Purpose GO, 5.00%, 12/1/2022 (b)	45,000	45,817

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Dublin City School District
GO, 4.00%, 12/1/2022	35,000	35,454
Series 2019A, GO, 4.00%, 12/1/2022	20,000	20,259
Series 2013A, GO, 5.00%, 12/1/2022	80,000	81,453
GO, 4.00%, 12/1/2024	20,000	20,987
Eastwood Local School District COP, 3.00%, 6/1/2023	30,000	30,328
Eaton Community City School District GO, 4.00%, 12/1/2022	25,000	25,328
Edgewood City School District GO, 5.00%, 12/1/2022	45,000	45,813
Forest Hills Local School District GO, 4.00%, 12/1/2022	40,000	40,521
Franklin City School District GO, AMBAC, Zero Coupon, 12/1/2022	30,000	29,775
Franklin County Convention Facilities Authority
Rev., 5.00%, 12/1/2023 (b)	50,000	52,412
Rev., 5.00%, 12/1/2024 (b)	75,000	80,560
Gahanna-Jefferson City School District GO, 3.00%, 12/1/2022	75,000	75,476
Galion City School District GO, Zero Coupon, 12/1/2022	50,000	49,624
Greater Cleveland Regional Transit Authority Sales Tax
Rev., 5.00%, 12/1/2022	55,000	56,007
Series 2014A, Rev., 5.00%, 12/1/2022	320,000	325,860
Greene County Vocational School District GO, 5.00%, 12/1/2022	20,000	20,364
Hamilton City School District GO, 5.00%, 12/1/2022	45,000	45,790
Highland Local School District GO, 5.00%, 12/1/2022	215,000	218,916
Hilliard School District Series 2013A, GO, 5.00%, 12/1/2022	55,000	56,004
Hocking Technical College District Rev., 5.00%, 7/1/2023 (b)	40,000	41,391
Hudson City School District COP, 4.00%, 6/1/2022	100,000	100,000
Kent State University Rev., 4.00%, 5/1/2023	315,000	321,457
Kettering City School District COP, 4.00%, 12/1/2022	25,000	25,328
Lake County Community College District COP, 4.00%, 10/1/2022	225,000	226,885
Lake Local School District GO, 3.00%, 12/1/2022	50,000	50,330
Lakewood City School District
Series 2014A, GO, 5.00%, 11/1/2022 (b)	150,000	152,298
GO, 4.00%, 12/1/2022	20,000	20,265
Lakota Local School District
GO, 3.00%, 12/1/2022	30,000	30,247
GO, 5.00%, 12/1/2022	45,000	45,822
Lancaster City School District
GO, 3.25%, 10/1/2022 (b)	20,000	20,131
GO, 3.75%, 10/1/2022 (b)	245,000	247,007
GO, 4.00%, 10/1/2022	35,000	35,315
Lancaster Port Authority
Series A, Rev., LIQ : Royal Bank of Canada, 5.00%, 8/1/2023	430,000	443,230
Series 2019A, Rev., LIQ : Royal Bank of Canada, 5.00%, 2/1/2025 (c)	635,000	669,789
Licking County Career & Technology Education Centers GO, 3.13%, 12/1/2023	50,000	50,052
Lorain County Community College District Rev., 4.00%, 12/1/2022	25,000	25,316
Lucas-Plaza Housing Development Corp. Rev., FHA, Zero Coupon, 6/1/2024 (b)	810,000	776,781
Madison Local School District GO, 4.13%, 6/1/2022 (b)	20,000	20,000
Maple Heights City School District GO, Zero Coupon, 1/15/2023	50,000	49,500
Marysville Exempted Village School District GO, 5.00%, 12/1/2022	30,000	30,527
Mason City School District GO, 5.00%, 12/1/2022	50,000	50,913

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Miami East Local School District GO, 4.00%, 12/1/2022	65,000	65,801
Miami Trace Local School District GO, 4.00%, 12/1/2023	110,000	113,471
Miami University
Rev., 5.00%, 9/1/2022	135,000	136,265
Series 2020A, Rev., 5.00%, 9/1/2022	20,000	20,191
Rev., 4.00%, 9/1/2023	260,000	261,739
Miamisburg City School District GO, 2.00%, 12/1/2022	25,000	25,074
Middletown City School District GO, 5.25%, 12/1/2022 (b)	120,000	122,328
New Albany Plain Local School District
GO, 3.75%, 12/1/2022 (b)	50,000	50,592
GO, 4.00%, 12/1/2022	25,000	25,333
GO, 4.00%, 12/1/2022 (b)	45,000	45,595
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 3.00%, 11/15/2022	50,000	50,389
Rev., 5.00%, 11/15/2022	65,000	66,091
Rev., 5.00%, 5/15/2023 (b)	365,000	376,762
Northwest Local School District, School Improvement, Unlimited Tax
GO, 5.00%, 12/1/2022	30,000	30,546
GO, 5.00%, 12/1/2023 (b)	45,000	47,136
Oak Hills Local School District, School Improvement
GO, 5.00%, 12/1/2022	65,000	66,184
GO, 5.00%, 12/1/2023	20,000	20,910
Ohio Higher Educational Facility Commission, Case Western Reserve, Inc.
Rev., 5.00%, 12/1/2023 (b)	45,000	47,034
Rev., 5.00%, 12/1/2023	100,000	104,702
Ohio Higher Educational Facility Commission, Case Western University Project
Rev., 4.00%, 12/1/2022	20,000	20,256
Rev., 5.00%, 12/1/2022 (b)	160,000	162,866
Series 2015A, Rev., 5.00%, 12/1/2022	40,000	40,710
Rev., 5.00%, 12/1/2023 (b)	100,000	104,747
Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 0.91%, 12/1/2026 (e)	5,500,000	5,472,223
Ohio Higher Educational Facility Commission, University of Dayton 2013 Project Rev., 5.00%, 12/1/2025	20,000	20,275
Ohio Housing Finance Agency, Marianna Terrace Apartments Series 2022A, Rev., 1.30%, 3/1/2024 (c)	1,000,000	977,327
Ohio Housing Finance Agency, Park Eden Apartments Series 2020A, Rev., GNMA/FHA, 0.40%, 9/1/2022 (c)	700,000	697,289
Ohio State University (The), General Receipts
Series 2012A, Rev., 4.00%, 6/1/2022	25,000	25,000
Series 2010D, Rev., 5.00%, 12/1/2022	45,000	45,824
Series 2014A, Rev., 5.00%, 12/1/2022	50,000	50,916
Series 2020A, Rev., 5.00%, 12/1/2022	160,000	162,930
Series 2012A, Rev., 5.00%, 6/1/2023	20,000	20,685
Series 2010D, Rev., 5.00%, 12/1/2023	40,000	41,947
Series 2020A, Rev., 5.00%, 12/1/2023	65,000	68,165
Ohio State University (The), General Receipts, Multiyear Debt Issuance Program II Rev., 5.00%, 12/1/2022	155,000	157,839
Ohio State University (The), General Receipts, Special Purpose
Series 2013A, Rev., 5.00%, 6/1/2024	170,000	175,134
Series 2013A, Rev., 5.00%, 6/1/2025	20,000	20,584
Ohio Turnpike and Infrastructure Commission Series 2017A, Rev., 5.00%, 2/15/2023	270,000	276,898
Ohio Turnpike and Infrastructure Commission, Infrastructure Project Series 2013A-1, Rev., 5.25%, 2/15/2039	6,000,000	6,147,562

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Turnpike and Infrastructure Commission, Junior Lien
Series A-1, Rev., 5.00%, 2/15/2023 (b)	275,000	281,285
Series 2013A-1, Rev., 5.00%, 2/15/2024	205,000	209,685
Series 2013A-1, Rev., 5.00%, 2/15/2025	100,000	102,286
Ohio University, General Receipts
Rev., 5.00%, 6/1/2022 (b)	40,000	40,000
Rev., 4.00%, 12/1/2022 (b)	40,000	40,529
Rev., 5.00%, 12/1/2022 (b)	155,000	157,815
Rev., 5.00%, 12/1/2022	130,000	132,355
Ohio Water Development Authority, Drinking Water Assistance
Rev., 5.00%, 6/1/2022	25,000	25,000
Rev., 5.00%, 12/1/2022	145,000	147,677
Series 2019B, Rev., 5.00%, 12/1/2022	25,000	25,462
Ohio Water Development Authority, Fresh Water
Series 2009B, Rev., 5.00%, 6/1/2022	75,000	75,000
Series 2013A, Rev., 5.00%, 6/1/2022	175,000	175,000
Series 2013A, Rev., 5.00%, 12/1/2022	35,000	35,646
Rev., 5.50%, 12/1/2022	170,000	173,559
Ohio Water Development Authority, Water Pollution Control Loan Fund
Rev., 5.00%, 6/1/2022	310,000	310,000
Series 2014B, Rev., 5.00%, 6/1/2022	95,000	95,000
Series 2015A, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2020B, Rev., 5.00%, 6/1/2022	25,000	25,000
Rev., 5.50%, 6/1/2022	50,000	50,000
Rev., 5.00%, 12/1/2022	185,000	188,416
Series 2014B, Rev., 5.00%, 12/1/2022	80,000	81,477
Series 2015A, Rev., 5.00%, 12/1/2022	20,000	20,369
Rev., 5.50%, 12/1/2022	105,000	107,198
Series 2015A, Rev., 5.00%, 6/1/2023	135,000	139,662
Olentangy Local School District Series B, GO, 4.00%, 12/1/2022 (b)	35,000	35,463
Olentangy Local School District, Unlimited Tax
Series 2020A, GO, 4.00%, 12/1/2022	55,000	55,648
Series B, GO, 4.00%, 12/1/2022 (b)	75,000	75,992
GO, 4.50%, 12/1/2023 (b)	50,000	52,044
Orange City School District, Unlimited Tax GO, 5.00%, 12/1/2023	40,000	41,893
Ottawa and Glandorf Local School District, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	25,309
Patrick Henry Local School District, Ohio School Facilities Project
Series A, COP, 4.00%, 12/1/2022	25,000	25,316
COP, 5.00%, 12/1/2022 (b)	45,000	45,795
Perry Local School District COP, 4.00%, 12/1/2022	20,000	20,252
Perrysburg Exempted Village School District, Unlimited Tax GO, 5.00%, 12/1/2023	30,000	31,342
Port of Greater Cincinnati Development Authority, Mariemont City School District Project, Tax-Exempt
Rev., 5.00%, 12/1/2022	100,000	101,821
Rev., 5.00%, 12/1/2024	200,000	214,169
Princeton City School District GO, 5.00%, 12/1/2022	20,000	20,364
Revere Local School District, School Facilities Improvement, Unlimited Tax
Series 2017A, GO, 5.00%, 6/1/2022 (b)	370,000	370,000
Series 2017C, GO, Zero Coupon, 12/1/2022	135,000	133,939

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Reynoldsburg City School District, Unlimited Tax GO, 5.00%, 12/1/2022	160,000	162,914
Rossford Exempted Village School District, School Facilities Project COP, 5.00%, 12/1/2022	30,000	30,416
Shaker Heights City School District, School Facilities Improvement, Unlimited Tax Series 2018A, GO, 2.25%, 12/15/2022	50,000	50,233
Shaker Heights Public Library COP, 2.00%, 12/1/2022	85,000	85,255
Shelby City School District, School Facilities Improvement GO, 4.00%, 11/1/2022 (b)	90,000	90,971
Southwest Licking Local School District, School Facilities Project COP, 4.00%, 12/1/2022	245,000	248,031
South-Western City School District, School Facilities Construction and Improvement
GO, 3.50%, 6/1/2022 (b)	20,000	20,000
GO, 4.50%, 6/1/2022 (b)	35,000	35,000
Stark County Library District, Library Facilities Rev., 4.00%, 12/1/2022	50,000	50,611
State of Ohio
Series 2018A, GO, 5.00%, 6/15/2022	20,000	20,029
Series 2011A, GO, 5.00%, 8/1/2022	30,000	30,192
Series 2014A, GO, 5.00%, 9/15/2022	95,000	96,037
Series 2015C, Rev., 5.00%, 10/1/2022	70,000	70,865
Series 2016A, Rev., 5.00%, 10/1/2022	210,000	212,596
Series 2016A, GO, 5.00%, 12/15/2023	35,000	36,746
Series 2017A, Rev., 5.00%, 12/1/2024	25,000	26,803
Series 2016A, Rev., 5.00%, 2/1/2025	50,000	53,745
State of Ohio, Adult Correctional Building Fund Projects
Series 2013A, Rev., 5.00%, 10/1/2022	140,000	141,731
Series 2013A, Rev., 5.00%, 10/1/2024	35,000	37,374
State of Ohio, Capital Facilities Lease Appropriation
Series 2013A, Rev., 5.00%, 10/1/2022	250,000	253,091
Series 2015B, Rev., 5.00%, 10/1/2022	95,000	96,175
Series 2015B, Rev., 5.00%, 10/1/2022 (b)	150,000	151,860
Series 2017A, Rev., 5.00%, 12/1/2022	30,000	30,543
Series 2017A, Rev., 5.00%, 12/1/2023	25,000	26,202
State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects Series 2017B, Rev., 5.00%, 10/1/2023	95,000	99,172
State of Ohio, Capital Facilities Lease Appropriation Cultural and Sports Facilities Building Fund Projects Series 2016A, Rev., 5.00%, 10/1/2023	50,000	52,196
State of Ohio, Capital Facilities Lease Appropriation Mental Health Facilities Improvement Fund Projects
Series 2018A, Rev., 5.00%, 6/1/2022	40,000	40,000
Rev., 5.00%, 6/1/2023	140,000	144,778
Series 2015A, Rev., 5.00%, 2/1/2024	170,000	178,908
State of Ohio, Capital Facilities Lease Appropriation, Administrative Building Fund Projects
Series 2018A, Rev., 5.00%, 10/1/2022	20,000	20,247
Series 2019A, Rev., 5.00%, 10/1/2022	85,000	86,051
State of Ohio, Capital Facilities Lease Appropriation, Adult Correctional Building Fund Projects
Series 2017A, Rev., 4.00%, 10/1/2022	25,000	25,227
Series 2015B, Rev., 5.00%, 10/1/2022 (b)	230,000	232,851
Rev., 5.00%, 10/1/2023	165,000	172,246
State of Ohio, Capital Facilities Lease Appropriation, Cultural and Sports Facilities Building Fund Projects Series 2017A, Rev., 5.00%, 10/1/2022	25,000	25,309
State of Ohio, Capital Facilities Lease Appropriation, Mental Health Facilities Improvement Fund Projects
Series 2016A, Rev., 5.00%, 6/1/2022	125,000	125,000
Series 2016A, Rev., 5.00%, 6/1/2023	160,000	165,461

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Projects
Series 2016B, Rev., 4.00%, 8/1/2022	140,000	140,654
Series 2020A, Rev., 5.00%, 12/1/2022	260,000	264,709
State of Ohio, Capital Facilities Lease Appropriation, Parks and Recreation Improvement Fund Projects Series 2016C, Rev., 5.00%, 12/1/2022	115,000	117,083
State of Ohio, Capital Facilities, Juvenile Correctional Building Fund
Series 2020A, Rev., 3.00%, 10/1/2022	30,000	30,174
Series 2019B, Rev., 5.00%, 10/1/2022	25,000	25,309
Series 2015B, Rev., 5.00%, 4/1/2023	50,000	51,452
State of Ohio, Cleveland Clinic Health System
Series 2019D-2, Rev., VRDO, 0.66%, 6/9/2022 (c)	20,890,000	20,890,000
Series 2017A, Rev., 5.00%, 1/1/2023	20,000	20,391
State of Ohio, Common Schools
Series 2013B, GO, 5.00%, 6/15/2022	100,000	100,143
Series 2015B, GO, 5.00%, 6/15/2022 (b)	1,080,000	1,081,524
Series 2011C, GO, 4.00%, 9/15/2022	40,000	40,323
Series 2010C, GO, 4.25%, 9/15/2022	310,000	312,724
Series 2012A, GO, 5.00%, 9/15/2022	185,000	187,020
Series 2012C, GO, 5.00%, 9/15/2022	135,000	136,474
Series 2013A, GO, 5.00%, 9/15/2022	130,000	131,420
Series 2016A, GO, 5.00%, 12/15/2022	170,000	173,343
State of Ohio, Conservation Project Series 2015A, GO, 5.00%, 9/1/2022	225,000	227,137
State of Ohio, Cultural and Sports Facilities Building Fund Projects Series 2015B, Rev., 5.00%, 4/1/2023	20,000	20,581
State of Ohio, Department of Administrative Services Enterprise Data Center Solutions Project
COP, 5.00%, 9/1/2022	225,000	227,098
COP, 5.00%, 9/1/2023	100,000	104,027
State of Ohio, Department of Administrative Services, Administrative Knowledge System and Enterprise Data Center Solutions Project COP, 5.00%, 9/1/2022	255,000	257,377
State of Ohio, Department of Administrative Services, Enterprise Data Center Solutions COP, 5.00%, 9/1/2022	25,000	25,233
State of Ohio, Department of Administrative Services, Radio Communications COP, 5.00%, 9/1/2022 (b)	20,000	20,188
State of Ohio, Garvee Series 2018-1, Rev., 5.00%, 12/15/2024	30,000	32,192
State of Ohio, Higher Education
Series 2010C, GO, 4.25%, 8/1/2022	75,000	75,387
Series 2011B, GO, 5.00%, 8/1/2022	175,000	176,117
Series 2012B, GO, 5.00%, 8/1/2022	45,000	45,287
Series 2012C, GO, 5.00%, 8/1/2022	135,000	135,862
Series 2013A, GO, 5.00%, 8/1/2022	25,000	25,160
Series 2014B, GO, 5.00%, 8/1/2022	55,000	55,351
Series 2015C, GO, 5.00%, 11/1/2022	40,000	40,619
Series 2018A, GO, 5.00%, 2/1/2023	20,000	20,478
Series 2014A, GO, 4.00%, 5/1/2023	25,000	25,568
Series 2011A, GO, 5.00%, 8/1/2023	10,000	10,394
Series 2014B, GO, 5.00%, 8/1/2023	70,000	72,754
Series B, GO, 5.00%, 8/1/2023	50,000	50,285
Series 2014A, GO, 4.00%, 5/1/2024	80,000	83,264
State of Ohio, Highway Improvement Series T, GO, 5.00%, 11/1/2023	95,000	99,393
State of Ohio, Infrastructure Improvement
Series 2012C, GO, 5.00%, 9/1/2022	20,000	20,190

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2015A, GO, 5.00%, 9/1/2022	85,000	85,807
Series 2015B, GO, 5.00%, 9/1/2022	115,000	116,092
Series 2015B, GO, 5.00%, 3/1/2023 (b)	75,000	76,969
Series 2012C, GO, 5.00%, 9/1/2023	25,000	26,045
Series 2015A, GO, 5.00%, 9/1/2023	25,000	26,045
Series 2015B, GO, 5.00%, 9/1/2023	25,000	26,045
Series 2016A, GO, 5.00%, 9/1/2023	20,000	20,836
Series 2017B, GO, 5.00%, 9/1/2025	30,000	32,771
State of Ohio, Juvenile Correctional Building Fund Projects Rev., 5.00%, 10/1/2023	35,000	36,537
State of Ohio, Major New Infrastructure Project
Series 2012-1, Rev., 5.00%, 6/15/2022 (b)	425,000	425,593
Rev., 5.00%, 12/15/2022	255,000	259,946
Series 2016-1, Rev., 5.00%, 12/15/2022	100,000	101,940
Series 2018-1, Rev., 5.00%, 12/15/2022	200,000	203,879
Series 2019-1, Rev., 5.00%, 12/15/2022	165,000	168,200
Series 2014-1A, Rev., 5.00%, 12/15/2023	90,000	94,419
Series 2016-1, Rev., 5.00%, 12/15/2023	25,000	26,227
Series 2018-1, Rev., 5.00%, 12/15/2023	120,000	125,892
Series 2019-1, Rev., 5.00%, 12/15/2023	25,000	26,227
State of Ohio, State Infrastructure Series 2019A, GO, 5.00%, 3/1/2023	20,000	20,531
State of Ohio, Third Frontier Research and Development, Tax-Exempt GO, 4.00%, 11/1/2022	110,000	111,251
State of Ohio, Toledo Parking Facilities Project
Series 2012-1, Rev., 4.00%, 11/15/2022	205,000	207,462
Series 2012-1, Rev., 4.00%, 5/15/2023	220,000	225,029
Series 2012-1, Rev., 4.00%, 11/15/2023	225,000	232,264
Series 2012-1, Rev., 4.00%, 5/15/2024	230,000	239,197
Series 2012-1, Rev., 4.00%, 11/15/2024	235,000	246,369
State of Ohio, Treasury Management System Project COP, 5.00%, 9/1/2022	30,000	30,280
State of Ohio, University Hospitals Health System, Inc.
Series 2021B, Rev., VRDO, 1.00%, 6/1/2022 (c)	8,000,000	8,000,000
Series B, Rev., VRDO, 1.01%, 6/9/2022 (c)	5,500,000	5,500,000
Series 2013A, Rev., 4.00%, 1/15/2025	270,000	272,488
Series 2020B, Rev., 5.00%, 1/15/2025 (c)	295,000	315,686
Series 2013A, Rev., 4.13%, 1/15/2026	95,000	95,902
Series 2013A, Rev., 5.00%, 1/15/2027	4,325,000	4,399,275
State of Ohio, Voting System Acquisition Project COP, 5.00%, 9/1/2023	80,000	83,222
Streetsboro City School District, School Improvement, Unlimited Tax GO, 2.00%, 12/1/2022	25,000	25,068
Strongsville City School District, Unlimited Tax Improvement GO, 4.00%, 12/1/2022	45,000	45,597
Sylvania City School District, School Improvement, Unlimited Tax GO, 2.25%, 12/1/2022	25,000	25,100
Tender Option Bond Trust Receipts/Certificates
Series C, Rev., VRDO, LIQ : Citibank NA, 0.75%, 6/9/2022 (c) (d)	4,000,000	4,000,000
Series 2018-XF2703, GO, VRDO, LIQ : Barclays Bank plc, 0.78%, 6/9/2022 (c) (d)	4,000,000	4,000,000
Toledo City School District, School Facilities Improvement GO, 5.00%, 12/1/2023 (b)	85,000	89,035
Township of West Chester, Various Purpose, Limited Tax GO, 5.00%, 12/1/2022	50,000	50,916
Trotwood-Madison City School District, Unlimited Tax, School Improvement GO, 4.00%, 12/1/2022	30,000	30,379
United Local School District, Columbiana County COP, 3.00%, 12/1/2022	20,000	20,148
University of Akron (The), General Receipts
Series 2015A, Rev., 5.00%, 1/1/2023	360,000	367,125

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Series 2016A, Rev., 5.00%, 1/1/2023	25,000	25,495
Series 2019A, Rev., 5.00%, 1/1/2023	300,000	305,938
University of Cincinnati, General Receipts
Series 2012A, Rev., 4.00%, 6/1/2022 (b)	25,000	25,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	160,000	160,000
Series 2012C, Rev., 5.00%, 12/1/2022 (b)	250,000	254,415
Series 2013C, Rev., 5.00%, 12/1/2023 (b)	235,000	246,334
University of Toledo, General Receipts
Series 2013C, Rev., 5.00%, 6/1/2022	45,000	45,000
Series 2017B, Rev., 5.00%, 6/1/2022	25,000	25,000
Village of Bluffton, Ohio Hospital Facilities, Blanchard Valley Health System Rev., 5.00%, 12/1/2022	160,000	162,802
Village of Evendale Ohio Public Infrastructure, Income Tax Rev., 4.00%, 12/1/2022	25,000	25,314
Village of Hebron, Water System Mortgage Rev., 5.00%, 12/1/2022	95,000	96,544
Warren City School District, Unlimited Tax GO, 2.00%, 12/1/2022	20,000	20,050
Westerville City School District, School Facilities Project COP, 5.00%, 12/1/2023	30,000	31,410
Westerville City School District, Unlimited Tax GO, 4.00%, 12/1/2022	100,000	101,332
Worthington City School District, School Facilities Construction and Improvement, Unlimited Tax
GO, 4.00%, 12/1/2022	60,000	60,799
Series 2013A, GO, 4.00%, 12/1/2022	60,000	60,799
Wyoming City School District, School Improvement GO, 5.00%, 6/1/2022 (b)	40,000	40,000
Total Ohio		152,423,155
Oklahoma — 1.1%
Bryan County School Finance Authority, Durant Public Schools Project Rev., 4.00%, 12/1/2022	20,000	20,248
Canadian County Educational Facilities Authority, Mustang Public Schools Project
Rev., 3.00%, 9/1/2022	20,000	20,086
Rev., 4.00%, 9/1/2024	1,100,000	1,147,441
Rev., 4.00%, 9/1/2025	1,175,000	1,243,375
Canadian County Independent School District No. 69 Mustang GO, 2.00%, 6/1/2023	45,000	45,169
City of Nichols Hills GO, 4.00%, 7/1/2022	20,000	20,047
City of Norman
GO, 4.00%, 6/1/2022	100,000	100,000
Series 2016A, GO, 5.00%, 6/1/2022	100,000	100,000
GO, 4.00%, 6/1/2023	60,000	61,426
City of Oklahoma City GO, 5.00%, 3/1/2023	25,000	25,660
Cleveland County Educational Facilities Authority, Lexington Public Schools Project Rev., 4.00%, 9/1/2022	125,000	125,774
Cleveland County Educational Facilities Authority, Moore Public Schools Project Rev., 5.00%, 6/1/2023	280,000	289,274
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Rev., 5.00%, 6/1/2022	450,000	450,000
Rev., 5.00%, 6/1/2024	570,000	603,688
Rev., 5.00%, 6/1/2025	150,000	162,478
Cleveland County Independent School District No. 2 Moore, Combined Purpose GO, 3.50%, 3/1/2023	380,000	385,130
Cleveland County Independent School District No. 29 Norman, Combined Purpose
GO, 3.00%, 3/1/2023	45,000	45,438
Series 2019B, GO, 3.00%, 5/1/2023	10,000	10,112
Clinton Public Works Authority, Sales Tax Rev., 4.00%, 12/1/2022	25,000	25,314
County of Oklahoma, Limited Tax GO, 2.00%, 9/1/2022	20,000	20,038
Delaware County Educational Facilities Authority, Grove Public Schools Project Rev., 5.00%, 9/1/2022	50,000	50,436

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Edmond Public Works Authority Rev., 5.00%, 7/1/2022	80,000	80,251
Grady County School Finance Authority Rev., 5.00%, 9/1/2023	10,000	10,396
Grand River Dam Authority
Series 2014A, Rev., 4.00%, 6/1/2022	415,000	415,000
Series 2016A, Rev., 5.00%, 6/1/2022	655,000	655,000
Series 2016A, Rev., 5.00%, 6/1/2024	50,000	52,824
Lincoln County Educational Facilities Authority Rev., 5.00%, 9/1/2022	55,000	55,480
McClain County Economic Development Authority Rev., 4.00%, 9/1/2022	285,000	286,814
Oklahoma Agricultural and Mechanical Colleges Series 2017A, Rev., 5.00%, 7/1/2022	90,000	90,273
Oklahoma Capitol Improvement Authority Series 2014A, Rev., 5.00%, 7/1/2023	85,000	88,106
Oklahoma Capitol Improvement Authority, Department of Transportation Project Series 2020B, Rev., 5.00%, 7/1/2022	340,000	341,074
Oklahoma Capitol Improvement Authority, Office of Juvenile Affairs Project Series 2019B, Rev., 5.00%, 7/1/2023	20,000	20,731
Oklahoma Capitol Improvement Authority, Oklahoma Conservation Commission Project Series 2019A, Rev., 5.00%, 7/1/2022	95,000	95,300
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project
Rev., 5.00%, 7/1/2022	350,000	351,105
Rev., 5.00%, 7/1/2025	140,000	151,328
Oklahoma Capitol Improvement Authority, State Highway Capital Improvement
Rev., 5.00%, 7/1/2022	30,000	30,095
Series 2014A, Rev., 5.00%, 7/1/2022	180,000	180,568
Oklahoma Capitol Improvement Authority, State Highway Capital Improvement, Capitol Repair Project Series 2017B, Rev., 5.00%, 1/1/2023	35,000	35,734
Oklahoma Capitol Improvement Authority, State Highway Capital Improvement, Department of Corrections Project Rev., 5.00%, 7/1/2022	70,000	70,221
Oklahoma Capitol Improvement Authority, State Highway Capital Improvement, Department of Human Services Project Series 2020D, Rev., 4.00%, 7/1/2022	150,000	150,353
Oklahoma County Finance Authority, Deer Creek Public Schools Project Rev., 5.00%, 12/1/2022	130,000	132,266
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	375,000	379,510
Rev., 5.00%, 10/1/2025	30,000	32,412
Oklahoma County Finance Authority, Harrah Public Schools Project Rev., 4.00%, 9/1/2022	350,000	352,280
Oklahoma County Finance Authority, Western Heights Public Schools Project
Series 2018A, Rev., 5.00%, 9/1/2022	125,000	126,121
Series 2018A, Rev., 5.00%, 9/1/2023	10,000	10,379
Series 2018A, Rev., 5.00%, 9/1/2024	350,000	371,393
Oklahoma County Independent School District No. 1 Putnam City GO, 4.00%, 1/1/2023	235,000	238,258
Oklahoma County Independent School District No. 12 Edmond
GO, 2.00%, 8/1/2022	40,000	40,042
GO, 2.50%, 8/1/2022	430,000	430,801
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2019A, GO, 3.00%, 1/1/2023	25,000	25,220
Oklahoma County Independent School District No. 52 Midwest City-Del City, Combined Purpose GO, 1.75%, 7/1/2022	160,000	160,074
Oklahoma County Independent School District No. 89 Oklahoma City Series 2020A, GO, 2.50%, 7/1/2023	50,000	50,477
Oklahoma County Independent School District No. 89 Oklahoma City, Combined Purpose
Series 2017C, GO, 3.00%, 7/1/2022	330,000	330,505
Series 2019A, GO, 3.00%, 7/1/2023	95,000	96,413
Oklahoma Department of Transportation Series 2018A, Rev., GAN, 5.00%, 9/1/2022	55,000	55,511
Oklahoma Development Finance Authority, Health System, Integris Obligated Group
Series 2020C, Rev., VRDO, 1.01%, 6/9/2022 (c)	18,345,000	18,345,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Series 2015A, Rev., 5.00%, 8/15/2022	205,000	206,431
Oklahoma Development Finance Authority, Higher Education Master Real Project
Series 2014A, Rev., 5.00%, 6/1/2022	35,000	35,000
Series 2019A, Rev., 5.00%, 12/1/2022	50,000	50,858
Series 2014C, Rev., 3.00%, 6/1/2023	90,000	91,100
Oklahoma Development Finance Authority, State of System Higher Education - Master Real Project
Series 2014C, Rev., 5.00%, 6/1/2022	20,000	20,000
Series 2014C, Rev., 5.00%, 6/1/2024	145,000	153,306
Oklahoma Development Finance Authority, System of Higher Education, Master Equipment Lease Series 2014A, Rev., 3.00%, 6/1/2022	25,000	25,000
Oklahoma Development Finance Authority, System of Higher Education, Master Real Property
Series 2013A, Rev., 3.00%, 6/1/2022	5,000	5,000
Series 2020A, Rev., 4.00%, 6/1/2022	500,000	500,000
Series 2020A, Rev., 4.00%, 6/1/2023	260,000	265,738
Series 2020A, Rev., 4.00%, 6/1/2024	895,000	927,953
Oklahoma Municipal Power Authority
Series 2013B, Rev., 5.00%, 1/1/2023 (b)	80,000	81,649
Series 2019A, Rev., 5.00%, 1/1/2023	1,455,000	1,483,455
Series B, Rev., 5.00%, 1/1/2023	80,000	81,565
Series 2014B, Rev., 5.00%, 1/1/2025	120,000	127,904
Oklahoma Turnpike Authority, Second Senior
Series 2017D, Rev., 4.00%, 1/1/2023	75,000	76,088
Series 2017E, Rev., 4.00%, 1/1/2023	30,000	30,435
Oklahoma Water Resources Board, Master Trust
Rev., 5.00%, 4/1/2023	75,000	77,152
Series 2013A, Rev., 5.00%, 4/1/2023 (b)	15,000	15,433
Oklahoma Water Resources Board, State Loan Program
Series 2018B, Rev., 5.00%, 10/1/2022	50,000	50,616
Series 2019C, Rev., 4.00%, 10/1/2023	50,000	51,514
Series 2020A, Rev., 4.00%, 10/1/2023	60,000	61,816
Pontotoc County Educational Facilities Authority, Ada Public Schools Project Rev., 5.00%, 9/1/2022	75,000	75,658
Sallisaw Municipal Authority Rev., 3.00%, 1/1/2023	50,000	50,417
Sand Springs Municipal Authority Water Sewer Utility and 1% Sales Tax Rev., 2.00%, 11/1/2022	55,000	55,112
Sapulpa Municipal Authority Rev., AGM, 4.00%, 7/1/2022 (b)	200,000	200,461
Tulsa County Independent School District No. 1, Combined Purpose
Series 2019B, GO, 2.00%, 8/1/2022	230,000	230,279
Series 2019A, GO, 2.25%, 4/1/2023	35,000	35,182
Series 2018B, GO, 3.00%, 8/1/2023	35,000	35,504
Tulsa County Independent School District No. 4 Bixby, Combined Purpose GO, 4.00%, 6/1/2022	50,000	50,000
Tulsa County Independent School District No. 5, Jenks Public Schools, Combined Purpose GO, 4.00%, 6/1/2022	125,000	125,000
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project
Rev., 3.00%, 9/1/2022	225,000	225,997
Rev., 4.00%, 9/1/2022	340,000	342,343
Rev., 5.00%, 9/1/2022	25,000	25,234
Rev., 5.00%, 9/1/2023	140,000	145,744
Rev., 5.00%, 9/1/2025	35,000	36,383
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project
Rev., 5.00%, 9/1/2022	105,000	105,982

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Rev., 5.00%, 9/1/2023	195,000	203,001
Rev., 3.00%, 9/1/2024	300,000	304,924
Tulsa County Industrial Authority, Capital Improvement Rev., 2.00%, 9/1/2022	30,000	30,059
Tulsa County Industrial Authority, Jenks Public Schools Project Rev., 5.00%, 9/1/2024	50,000	53,260
Tulsa County Industrial Authority, Owasso Public Schools Project
Rev., 5.00%, 9/1/2022	300,000	302,744
Rev., 5.00%, 9/1/2023	225,000	233,918
Tulsa Metropolitan Utility Authority
Series 2020A, Rev., 1.00%, 7/1/2022	35,000	34,998
Rev., 3.00%, 10/1/2022	30,000	30,177
Series 2016C, Rev., 5.00%, 10/1/2022	75,000	75,935
Series 2019A, Rev., 5.00%, 4/1/2023	10,000	10,286
Tulsa Public Facilities Authority, Capital Improvement
Rev., 5.00%, 6/1/2022	455,000	455,000
Rev., 3.00%, 6/1/2023	110,000	111,531
Rev., 5.00%, 6/1/2023	565,000	583,999
Rev., 5.00%, 6/1/2024	120,000	127,068
Tulsa Public Facilities Authority, Capital Improvements Rev., 3.00%, 6/1/2022	25,000	25,000
University of Oklahoma (The)
Series 2014C, Rev., 5.00%, 7/1/2022	275,000	275,848
Series 2016A, Rev., 5.00%, 7/1/2022	155,000	155,478
Series 2016A, Rev., 5.00%, 7/1/2023	250,000	258,833
University of Oklahoma (The), Tax Exempt Series 2013A, Rev., 2.00%, 7/1/2022	20,000	20,014
Washington County Independent School District No. 30 Bartlesville, Combined Purpose GO, 3.00%, 6/1/2022	90,000	90,000
Total Oklahoma		38,827,831
Oregon — 0.6%
Chemeketa Community College District GO, 5.00%, 6/15/2022	20,000	20,028
City of Beaverton Series 2020A, Rev., 5.00%, 6/1/2023	30,000	30,994
City of Bend, Bridge Creek Project Rev., 5.00%, 12/1/2022	65,000	66,181
City of Eugene GO, 2.00%, 6/1/2023	25,000	25,084
City of Eugene, Electric Utility System Rev., 4.00%, 8/1/2024	140,000	140,471
City of Hermiston GO, 3.00%, 3/1/2023	25,000	25,262
City of Lake Oswego Series 2015A, GO, 5.00%, 6/1/2022	35,000	35,000
City of McMinnville GO, 5.00%, 2/1/2023	45,000	46,038
City of Medford, Limited Tax GO, 5.00%, 7/15/2022	25,000	25,115
City of Newport Series B, GO, AGC, Zero Coupon, 6/1/2022	25,000	25,000
City of Portland, Limited Tax, Sellwood Bridge and Archives Space Projects Series 2014A, GO, 5.00%, 6/1/2022	50,000	50,000
City of Portland, Public Safety Project Series 2019A, GO, 5.00%, 6/15/2022	160,000	160,227
City of Portland, Sewer System, First Lien
Series 2016A, Rev., 5.00%, 6/15/2022	35,000	35,049
Series 2014A, Rev., 5.00%, 10/1/2022	70,000	70,858
City of Portland, Sewer System, Second Lien
Series 2016B, Rev., 5.00%, 6/15/2022	485,000	485,683
Series 2016B, Rev., 5.00%, 6/15/2023	65,000	67,260
City of Portland, Water System, Second Lien
Rev., 5.00%, 10/1/2022	135,000	136,660
Rev., 5.00%, 10/1/2023	20,000	20,550

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
City of Salem GO, 5.00%, 6/1/2023	30,000	31,024
City of Salem, Water and Sewer Rev., 5.00%, 6/1/2023	20,000	20,683
City of St. Helens GO, 3.00%, 6/1/2023	25,000	25,348
City of Tigard, Oregon Water System Rev., 5.00%, 8/1/2022 (b)	75,000	75,474
Clackamas Community College District Series B, GO, Zero Coupon, 6/15/2023	20,000	19,650
Clackamas County School District No. 12 North Clackamas
GO, 5.00%, 6/15/2022	165,000	165,235
GO, 4.00%, 6/15/2023	50,000	51,227
Clackamas County School District No. 7J Lake Oswego
GO, 5.00%, 6/1/2022	20,000	20,000
GO, AGM, 5.25%, 6/1/2022	155,000	155,000
Columbia Multnomah and Washington Counties School District No. 1J GO, 5.00%, 6/15/2023	35,000	36,184
County of Clatsop GO, 4.00%, 6/15/2023	20,000	20,489
County of Marion GO, AMBAC, 5.50%, 6/1/2022	50,000	50,000
County of Multnomah, Full Faith and Credit
GO, 5.00%, 6/1/2022	50,000	50,000
GO, 5.00%, 6/1/2022 (b)	55,000	55,000
County of Washington Series 2016B, GO, 5.00%, 6/1/2022	20,000	20,000
County of Washington, Full Faith and Credit Obligation
GO, 5.00%, 7/1/2022	90,000	90,285
Series 2016B, GO, 5.00%, 3/1/2023	75,000	76,980
County of Yamhill, George Fox University Project
Rev., 4.00%, 12/1/2022	280,000	283,311
Rev., 4.00%, 12/1/2023	300,000	308,568
County of Yamhill, Linfield University Project Rev., 4.00%, 10/1/2022	250,000	251,752
Deschutes and Jefferson Counties School District No. 2J Redmond
Series 2008B, GO, Zero Coupon, 6/15/2023	20,000	19,608
GO, 4.00%, 6/15/2023 (b)	50,000	51,250
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2022	110,000	110,156
Hillsboro School District No. 1J
GO, 4.00%, 6/15/2022	20,000	20,021
GO, 4.00%, 6/15/2022 (b)	75,000	75,079
GO, 5.00%, 6/15/2022	30,000	30,042
GO, 5.00%, 6/15/2023	10,000	10,347
Hood River County School District GO, 4.00%, 6/15/2022	30,000	30,031
Hospital Facilities Authority of Multnomah County Oregon Rev., 5.00%, 3/1/2025 (c)	260,000	274,483
Klamath Falls City Schools Series 2015A, GO, 5.00%, 6/15/2023	30,000	31,028
Klamath Falls Intercommunity Hospital Authority Rev., 4.00%, 9/1/2022	85,000	85,552
Lane County School District No. 4J Eugene
GO, 4.00%, 6/15/2022 (b)	25,000	25,026
GO, 5.00%, 6/15/2022	25,000	25,035
Lane County School District No. 52 Bethel
Series 2021B, GO, 4.00%, 6/15/2022	30,000	30,032
GO, 4.00%, 6/15/2023 (b)	25,000	25,625
Lane County School District No. 69 Junction City GO, 5.00%, 6/15/2022	75,000	75,106
Lebanon Rural Fire Protection District GO, 5.00%, 6/15/2023	25,000	25,817
Metro
Series 2012A, GO, 5.00%, 6/1/2022	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
Series 2012A, GO, 5.00%, 6/1/2023	85,000	85,155
Rev., 5.00%, 6/15/2025	20,000	21,677
Metropolitan Wastewater Management Commission Rev., 5.00%, 11/1/2022	40,000	40,616
Multnomah County School District No. 1 Portland
GO, 5.00%, 6/15/2022	65,000	65,090
Series 2013B, GO, 5.00%, 6/15/2022	55,000	55,076
Series 2020B, GO, 5.00%, 6/15/2022	340,000	340,470
Multnomah County School District No. 7 Reynolds GO, 4.00%, 6/1/2022	85,000	85,000
Oregon Health and Science University
Series 2012E, Rev., 4.00%, 7/1/2022 (b)	320,000	320,751
Series 2012A, Rev., 5.00%, 7/1/2022	365,000	366,133
Series 2012E, Rev., 5.00%, 7/1/2022 (b)	270,000	270,850
Series 2019A, Rev., 5.00%, 7/1/2022	70,000	70,216
Oregon State Facilities Authority, Legacy Health Project
Series 2016A, Rev., 5.00%, 6/1/2022	280,000	280,000
Series 2016A, Rev., 5.00%, 6/1/2023	315,000	325,370
Oregon State Facilities Authority, Peacehealth Project Series 2014A, Rev., 5.00%, 11/15/2022	25,000	25,401
Oregon State Facilities Authority, Providence Health and Services Series 2013A, Rev., 5.00%, 10/1/2022	85,000	86,034
Oregon State Lottery
Series 2016-XF2290, Rev., VRDO, LIQ : Citibank NA, 0.74%, 6/9/2022 (c) (d)	8,000,000	8,000,000
Series A, Rev., 4.00%, 4/1/2023	100,000	102,023
Pacific Communities Health District GO, 3.00%, 6/1/2022	25,000	25,000
Port of Portland, International Airport Series 23, Rev., 5.00%, 7/1/2022	100,000	100,296
Portland Community College District
GO, 5.00%, 6/15/2022	510,000	510,724
GO, 3.00%, 6/15/2023 (b)	55,000	55,789
GO, 5.00%, 6/15/2023 (b)	70,000	72,466
GO, 5.00%, 6/15/2023	30,000	31,059
Salem Hospital Facility Authority, Salem Health Project Series 2019A, Rev., 5.00%, 5/15/2023	25,000	25,795
Salem-Keizer School District No. 24J Series 2009B, GO, Zero Coupon, 6/15/2022	25,000	24,988
State of Oregon
GO, 5.00%, 6/1/2022	25,000	25,000
Series C, GO, 3.00%, 8/1/2022 (b)	50,000	50,153
Series 2015A, GO, 5.00%, 8/1/2022	25,000	25,159
Series L, GO, 5.00%, 8/1/2022	50,000	50,318
Series 2013G, GO, 4.00%, 11/1/2022	20,000	20,226
Series 2013F, GO, 5.00%, 5/1/2023 (b)	50,000	51,569
Series F, GO, 5.00%, 5/1/2023	115,000	118,629
State of Oregon Department of Transportation, Senior Lien Series 2017C, Rev., 5.00%, 11/15/2022	75,000	76,283
State of Oregon, Alternate Energy GO, 4.00%, 10/1/2022	60,000	60,551
State of Oregon, Article XI-F(1) University Projects
Series I, GO, 5.00%, 8/1/2022	115,000	115,730
Series I, GO, 5.00%, 8/1/2023	20,000	20,782
State of Oregon, Article XI-M and XI-N Seismic Projects Series 2021E, GO, 5.00%, 6/1/2022	75,000	75,000
State of Oregon, Article XI-M Seismic Projects Series 2017C, GO, 5.00%, 6/1/2022	45,000	45,000
State of Oregon, Article XI-Q State Projects
Series 2017A, GO, 5.00%, 5/1/2023	55,000	56,736
Series 2019A, GO, 5.00%, 5/1/2023	45,000	46,420

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oregon — continued
State of Oregon, Department of Transportation Series 2012A, Rev., 5.00%, 11/15/2022 (b)	80,000	81,341
State of Oregon, Department of Transportation Highway User Senior Lien
Series 2014A, Rev., 4.00%, 11/15/2022	50,000	50,630
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	270,000	274,525
Series 2013A, Rev., 5.00%, 11/15/2022	75,000	76,283
Series 2014A, Rev., 5.00%, 11/15/2022	85,000	86,454
Series A, Rev., 5.00%, 11/15/2022	145,000	147,480
State of Oregon, Department of Transportation, Highway User Tax, Senior Lien Series 2012A, Rev., 5.00%, 11/15/2022	25,000	25,428
State of Oregon, Housing and Community Services Department, Sha Rad Group II Apartment Projects Rev., VRDO, 1.45%, 6/1/2022 (c)	550,000	550,000
State of Oregon, Housing and Community Services Department, Single-Family Mortgage Program
Series 2020A, Rev., 0.88%, 1/1/2024	340,000	333,346
Series 2014A, Rev., 3.00%, 1/1/2024	205,000	206,638
Series 2020A, Rev., 0.90%, 7/1/2024	455,000	442,246
State of Oregon, University System
Series 2012B, GO, 4.00%, 8/1/2022 (b)	20,000	20,094
Series 2012A, GO, 5.00%, 8/1/2022 (b)	20,000	20,126
Series 2013A, GO, 3.25%, 8/1/2023 (b)	25,000	25,458
State of Oregon, Variable Rate Veterans Welfare Series 2020K, GO, 0.50%, 6/1/2022	55,000	55,000
State of Oregon, Veterans Welfare Series 2018E-2, GO, 2.45%, 12/1/2022	25,000	25,127
Tri-County Metropolitan Transportation District of Oregon
Series 2018A, Rev., 5.00%, 10/1/2022	60,000	60,730
Series 2017A, Rev., 5.00%, 10/1/2023	45,000	46,885
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2015B, Rev., 5.00%, 9/1/2022	45,000	45,425
Tri-County Metropolitan Transportation District of Oregon, Tax Exempt Series 2017A, Rev., 5.00%, 10/1/2022	905,000	916,006
Tri-County Metropolitan Transportation District, Senior Lien Payroll Tax Series 2012A, Rev., 5.00%, 9/1/2022	65,000	65,614
Tualatin Hills Park and Recreation District GO, 5.00%, 6/1/2022	25,000	25,000
Washington and Clackamas Counties School District No. 23J Tigard GO, NATL-RE, 5.00%, 6/15/2022	145,000	145,206
Washington and Multnomah Counties School District No. 48J Beaverton
Series 2012B, GO, 4.00%, 6/15/2022	75,000	75,080
GO, 5.00%, 6/15/2022	645,000	645,918
Washington Clackamas and Yamhill Counties School District No. 88J Series B, GO, 4.00%, 6/15/2022	50,000	50,052
Washington County Clean Water Services, Senior Lien
Rev., 5.00%, 10/1/2022	95,000	96,181
Rev., 5.00%, 10/1/2023	20,000	20,876
Total Oregon		21,077,592
Pennsylvania — 3.8%
Abington School District Series 2021AA, GO, 5.00%, 3/15/2023	40,000	41,080
Aliquippa Municipal Water Authority Water and Sewer Rev., 4.00%, 11/15/2022	20,000	20,227
Allegheny County Higher Education Building Authority, Duquesne University Series 2014A, Rev., 5.00%, 3/1/2023	50,000	51,226
Allegheny County Hospital Development Authority Series 2011A, Rev., 5.00%, 10/15/2022	435,000	440,483
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2022	1,215,000	1,220,176
Series 2021B, Rev., 5.00%, 10/15/2022	175,000	177,206
Series 1997B, Rev., NATL-RE, 6.00%, 7/1/2023	215,000	224,391
Series 2019A, Rev., 5.00%, 7/15/2023	110,000	113,746

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2021B, Rev., 5.00%, 10/15/2023	950,000	988,402
Series 2021B, Rev., 5.00%, 10/15/2024	705,000	745,786
Rev., 5.00%, 7/15/2025	110,000	117,969
Series 2021B, Rev., 5.00%, 10/15/2025	740,000	797,372
Allegheny County Sanitary Authority, Sewer Rev., 5.00%, 12/1/2022	345,000	351,180
Allegheny Valley Joint School District GO, 3.00%, 11/1/2022	25,000	25,170
Allegheny-Clarion Valley School District GO, AGM, 4.00%, 3/15/2023	190,000	193,471
Altoona Area School District
GO, AGM, 3.00%, 12/1/2022 (b)	20,000	20,161
GO, AGM, 3.13%, 12/1/2022 (b)	40,000	40,340
Armstrong School District GO, 5.00%, 3/15/2023	125,000	128,255
Avon Grove School District Chester County GO, 4.00%, 11/15/2022	115,000	116,308
Bensalem Township School District GO, 5.00%, 8/15/2022	50,000	50,380
Bethel Park School District
GO, 5.00%, 8/1/2022	200,000	201,237
GO, 5.00%, 8/1/2025	35,000	38,012
Bethlehem Area School District
GO, 5.00%, 10/15/2022	75,000	76,024
GO, 5.00%, 11/15/2022	50,000	50,826
Series 2016A, GO, AGM, 5.00%, 2/1/2024	125,000	131,465
Blue Mountain School District GO, 5.00%, 10/1/2022	25,000	25,291
Borough of Columbia GO, 3.00%, 6/15/2022 (b)	50,000	50,035
Borough of Franklin Park GO, 4.00%, 9/1/2023	40,000	41,104
Borough of Steelton GO, AGM, 2.00%, 12/1/2022 (b)	200,000	200,510
Borough of West Chester GO, 4.00%, 11/15/2022	25,000	25,300
Boyertown Area School District GO, 2.00%, 10/1/2022	200,000	200,455
Bristol Township School District
GO, 5.00%, 6/1/2022	25,000	25,000
GO, 5.00%, 6/1/2023	25,000	25,800
Bucks County Water and Sewer Authority, Sewer System
Rev., 2.75%, 6/1/2022	75,000	75,000
Rev., 4.00%, 12/1/2022	240,000	243,030
Rev., 5.00%, 6/1/2023	20,000	20,654
Butler Area Sewer Authority
Rev., 5.00%, 7/1/2022	20,000	20,061
Series 2020A, Rev., 5.00%, 7/1/2022	505,000	506,536
Carlisle Area School District, Limited Tax GO, 3.00%, 9/1/2024	25,000	25,486
Centennial School District Bucks County
GO, 5.00%, 12/15/2022	150,000	152,966
Series 2017C, GO, 5.00%, 12/15/2023	55,000	57,666
Series 2017A, GO, 5.00%, 12/15/2024	25,000	26,737
Central Dauphin School District GO, 2.00%, 2/1/2023 (b)	20,000	20,058
Central York School District GO, 4.00%, 11/15/2022	100,000	101,178
Chartiers Valley School District Series A, GO, 5.00%, 10/15/2022	120,000	121,616
Cheltenham Township School District
Series 2021A, GO, 2.00%, 9/15/2022	20,000	20,046
GO, 4.00%, 9/15/2023	25,000	25,746
Series 2019A, GO, 4.00%, 2/15/2025	20,000	20,913

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020B, Rev., 5.00%, 6/1/2022	20,000	20,000
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 3.00%, 12/1/2022	75,000	75,606
Chester Water Authority Rev., 5.00%, 12/1/2022	70,000	71,278
City of Bethlehem Series 2019AA, GO, AGM, 4.00%, 10/1/2022	65,000	65,577
City of Lancaster GO, AGM, 4.00%, 11/1/2022	20,000	20,219
City of New Castle GO, AGM, 3.00%, 11/1/2022	25,000	25,129
City of Philadelphia
Series 2014A, GO, 5.00%, 7/15/2022	495,000	497,254
GO, 5.00%, 8/1/2022	310,000	311,922
Series 2017A, GO, 5.00%, 8/1/2022	480,000	482,976
Series 2019A, GO, 5.00%, 8/1/2022	285,000	286,767
Series 2019B, GO, 5.00%, 2/1/2023	55,000	56,273
Series 2014A, GO, 5.00%, 1/15/2024 (b)	100,000	105,164
Series 2014A, GO, 5.25%, 1/15/2024 (b)	70,000	73,893
City of Philadelphia, Airport System Series 2017A, Rev., 5.00%, 7/1/2022	80,000	80,230
City of Philadelphia, Water and Wastewater System
Series 2015B, Rev., 5.00%, 7/1/2022	240,000	240,724
Rev., 5.00%, 11/1/2022 (b)	105,000	106,587
Series 2013A, Rev., 5.00%, 1/1/2023	365,000	372,288
Rev., 5.00%, 10/1/2023	60,000	62,489
Series 2014A, Rev., 5.00%, 7/1/2025	100,000	105,731
City of Pittsburgh
Series 2020A, GO, 4.00%, 9/1/2022	50,000	50,336
Series 2012A, GO, 5.00%, 9/1/2022	455,000	459,448
Series 2012A, GO, 5.00%, 9/1/2022 (b)	110,000	111,034
Series 2012B, GO, 5.00%, 9/1/2022 (b)	225,000	227,115
GO, 4.00%, 9/1/2023	175,000	179,876
GO, 5.00%, 9/1/2025	100,000	108,940
Commonwealth Financing Authority Series B, Rev., 5.00%, 6/1/2023	10,000	10,327
Commonwealth Financing Authority, Tax-Exempt
Series B, Rev., 5.00%, 6/1/2022 (b)	275,000	275,000
Series B-1, Rev., 5.00%, 6/1/2022	50,000	50,000
Series B-1, Rev., 5.00%, 6/1/2024	200,000	210,933
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2022	1,705,000	1,705,000
Rev., 5.00%, 6/1/2023	660,000	679,732
Rev., 5.00%, 6/1/2024	3,465,000	3,646,067
Rev., 5.00%, 6/1/2025	40,000	42,906
Rev., 5.00%, 6/1/2026	250,000	272,866
Commonwealth of Pennsylvania
Series 2012, GO, 4.00%, 6/1/2022 (b)	235,000	235,000
Series 1, GO, 5.00%, 6/1/2022 (b)	295,000	295,000
Series 2012, GO, AGM-CR, 5.00%, 6/1/2022 (b)	80,000	80,000
Series 2012, GO, 5.00%, 6/1/2022 (b)	2,035,000	2,035,000
Series 2014-1, GO, 5.00%, 6/15/2022	540,000	540,766
Series 2011, GO, 5.00%, 7/1/2022	690,000	692,185
Series 2018A, COP, 5.00%, 7/1/2022	70,000	70,210

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
GO, 5.00%, 7/15/2022	180,000	180,839
GO, AGM-CR, 5.00%, 8/15/2022	245,000	246,912
Series 2015-1, GO, 5.00%, 8/15/2022	955,000	962,455
Series D, GO, 5.00%, 8/15/2022	35,000	35,273
GO, 5.00%, 9/15/2022	190,000	192,064
Series 2013-2, GO, 5.00%, 10/15/2022	270,000	273,737
COP, AGM, 5.00%, 11/1/2022	50,000	50,739
Series 2017-1, GO, 5.00%, 1/1/2023	710,000	724,929
Series 2016-2, GO, 5.00%, 1/15/2023	325,000	332,248
Series 1, GO, 5.00%, 3/1/2023	75,000	76,980
GO, 5.00%, 3/15/2023	480,000	493,264
Series 1, GO, 5.00%, 4/1/2023	510,000	524,808
Series 1, GO, 5.00%, 4/1/2023 (b)	365,000	375,537
Series 2014-1, GO, 5.00%, 6/15/2023	45,000	46,589
Series 1, GO, 4.00%, 7/1/2023	20,000	20,520
Series 2015-1, GO, 5.00%, 8/15/2023	465,000	483,713
GO, 5.00%, 1/1/2024	210,000	220,488
Series 2, GO, 5.00%, 1/15/2024	25,000	26,273
Series 2014-1, GO, 5.00%, 6/15/2024	40,000	42,364
GO, 5.00%, 7/1/2024	25,000	26,506
GO, 5.00%, 10/15/2024	50,000	52,264
Series 2018A, COP, 5.00%, 7/1/2025	100,000	107,874
GO, 5.00%, 9/15/2026	20,000	22,238
Conestoga Valley School District
GO, 4.00%, 2/1/2023	100,000	101,650
Series 2019B, GO, 4.00%, 4/1/2025	35,000	36,580
Council Rock School District
Series 2017A, GO, 5.00%, 8/15/2022	180,000	181,368
Series 2021A, GO, 5.00%, 8/15/2022	25,000	25,190
GO, 4.00%, 11/15/2022	750,000	758,564
GO, 4.00%, 11/15/2023	120,000	123,647
Series 2019A, GO, 4.00%, 11/15/2025	35,000	37,004
County of Adams Series 2017B, GO, 5.00%, 11/15/2023	25,000	26,124
County of Allegheny
Series C-69, GO, 5.00%, 12/1/2022 (b)	50,000	50,901
Series C-70, GO, 5.00%, 12/1/2022 (b)	60,000	61,090
Series C-69, GO, 5.00%, 12/1/2023	50,000	50,830
County of Armstrong GO, 4.00%, 6/1/2023	125,000	127,846
County of Berks GO, 5.00%, 11/15/2022	90,000	91,506
County of Bucks
GO, 5.00%, 6/1/2022	95,000	95,000
GO, 5.00%, 12/1/2022	70,000	71,278
County of Chester
GO, 5.00%, 7/15/2022	45,000	45,210
GO, 5.00%, 11/15/2022 (b)	170,000	172,849
GO, 5.00%, 7/15/2023	50,000	51,890
County of Dauphin
Series 2016A, GO, 4.00%, 11/15/2022	75,000	75,887

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
GO, 5.00%, 11/15/2022	85,000	86,388
Series 2016C, GO, 4.00%, 10/1/2023	25,000	25,740
GO, 4.00%, 11/15/2023	35,000	36,110
County of Lancaster
Series 2016B, GO, 3.00%, 11/1/2022	155,000	156,048
GO, 4.00%, 11/1/2022	30,000	30,326
Series 2017C, GO, 4.00%, 11/1/2022	20,000	20,217
Series A, GO, 5.00%, 11/1/2022	35,000	35,524
GO, 5.00%, 5/1/2023	45,000	46,366
Series 2020C, GO, 4.00%, 11/1/2023	50,000	51,390
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 5.00%, 7/1/2022	25,000	25,071
County of Luzerne Series 2017A, GO, AGM, 5.00%, 12/15/2022	60,000	61,108
County of Lycoming GO, AGM, 3.50%, 8/15/2022 (b)	35,000	35,162
County of Monroe GO, 5.00%, 9/15/2022 (b)	30,000	30,322
County of Montgomery Series 2009C, GO, 5.00%, 12/15/2023	25,000	25,070
County of Northampton Series B, GO, 3.00%, 10/1/2022 (b)	55,000	55,320
County of Westmoreland
Series 2013A, GO, 5.00%, 12/1/2022 (b)	30,000	30,537
Series 2013A, GO, 5.00%, 12/1/2022	105,000	106,812
County of York
Series A, GO, 4.00%, 6/1/2022	205,000	205,000
GO, 5.00%, 6/1/2022	45,000	45,000
Series 2016A, GO, 3.00%, 12/1/2022	50,000	50,399
GO, 4.00%, 12/1/2022	30,000	30,388
GO, 5.00%, 6/1/2023 (b)	20,000	20,679
Series 2016A, GO, 3.00%, 12/1/2023	30,000	30,483
Crawford Central School District Series 2012A, GO, AGM, 4.00%, 2/15/2023	50,000	50,250
Cumberland County Municipal Authority, Dickinson College Project Series 2018A, Rev., 5.00%, 11/1/2022	70,000	70,990
Cumberland County Municipal Authority, Penn State Health Rev., 5.00%, 11/1/2025	100,000	107,945
Cumberland Valley School District Series 2018A, GO, 4.00%, 12/1/2022	265,000	268,411
Daniel Boone Area School District GO, 5.00%, 4/1/2024	115,000	121,012
Dauphin County General Authority, Pinnacle Health Systems Project
Series 2016A, Rev., 5.00%, 6/1/2022	650,000	650,000
Series 2016A, Rev., 5.00%, 6/1/2023	55,000	56,755
Delaware County Authority, Haverford College Series 2017A, Rev., 5.00%, 10/1/2022	100,000	101,230
Delaware County Authority, Villanova University
Rev., 5.00%, 8/1/2023	145,000	150,500
Rev., 5.00%, 8/1/2024	25,000	26,500
Delaware County Regional Water Quality Control Authority
Rev., 5.00%, 5/1/2023 (b)	70,000	72,196
Rev., NATL-RE, 5.25%, 5/1/2023	25,000	25,815
Delaware River Joint Toll Bridge Commission, Bridge System
Series 2012A, Rev., 2.50%, 7/1/2022	20,000	20,023
Rev., 5.00%, 7/1/2022	25,000	25,078
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	370,000	371,165
Series 2012A, Rev., 5.00%, 7/1/2022	90,000	90,282
Series 2019B, Rev., 5.00%, 7/1/2022	275,000	275,862
Series 2012A, Rev., 5.00%, 7/1/2023	50,000	50,164

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Delaware River Port Authority
Series 2018B, Rev., 5.00%, 1/1/2023	630,000	642,580
Series 2018B, Rev., 5.00%, 1/1/2024	200,000	209,540
Delaware Valley Regional Finance Authority, Local Government Series 2020B, Rev., 5.00%, 11/1/2024	150,000	158,856
Delaware Valley School District GO, 5.00%, 11/1/2022	25,000	25,367
Derry Township Industrial and Commercial Development Authority, Derry Township Municipal Center Project Rev., 1.00%, 11/15/2023	160,000	156,091
Derry Township School District Series 2019C, GO, 4.00%, 11/15/2022	55,000	55,673
Donegal School District GO, 4.00%, 6/1/2022	55,000	55,000
East Penn School District
GO, 4.00%, 8/1/2022	25,000	25,114
GO, 4.00%, 11/15/2022	25,000	25,295
GO, 4.00%, 11/15/2023	45,000	46,348
East Stroudsburg Area School District
Series AA, GO, 5.00%, 9/1/2022	40,000	40,369
Series AA, GO, 5.00%, 9/1/2024	100,000	106,316
Economy Borough Municipal Authority Rev., 3.13%, 12/15/2022 (b)	20,000	20,183
Elizabeth Forward School District
Series 2021B, GO, AGM, 2.00%, 12/1/2022	20,000	20,036
Series 2021C, GO, AGM, 2.00%, 12/1/2022	15,000	15,027
Series 2021B, GO, AGM, 2.00%, 12/1/2023	20,000	19,967
Series 2021C, GO, AGM, 2.00%, 12/1/2023	10,000	9,983
Elizabethtown Area School District Series 2021A, GO, 4.00%, 11/15/2022	35,000	35,400
Exeter Township School District GO, 5.00%, 9/1/2022	25,000	25,233
Franklin Regional School District GO, 3.00%, 5/1/2023	75,000	75,943
Garnet Valley School District
GO, 4.00%, 2/1/2023	45,000	45,727
GO, 4.00%, 4/1/2023	25,000	25,489
Geisinger Authority Series 2020B, Rev., 5.00%, 2/15/2027 (c)	145,000	157,796
General Authority of Southcentral Pennsylvania
Series 2019A, Rev., 5.00%, 6/1/2022	90,000	90,000
Series 2017 PP4, Rev., 3.00%, 11/1/2022	25,000	25,148
Series 2014A, Rev., 5.00%, 6/1/2024	200,000	210,973
Rev., 5.00%, 12/1/2024	300,000	318,240
Gettysburg Area School District
GO, 5.00%, 1/15/2023	30,000	30,622
GO, 5.00%, 1/15/2024	20,000	20,910
Governor Mifflin School District
Series 2012A, GO, 4.00%, 4/1/2023 (b)	95,000	96,922
Series 2012B, GO, 4.00%, 4/1/2023 (b)	25,000	25,506
Greater Latrobe School Authority Rev., 4.00%, 10/1/2022	25,000	25,217
Hamburg Area School District GO, 5.00%, 4/1/2023	120,000	123,383
Hanover Public School District GO, 4.50%, 3/1/2023	25,000	25,502
Hatboro-Horsham School District
GO, 4.00%, 9/15/2022	90,000	90,703
Series B, GO, 5.00%, 3/15/2023 (b)	80,000	82,209
Haverford Township School District GO, 4.00%, 9/15/2022	40,000	40,309

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Hempfield School District
Series 2019A, GO, 4.00%, 8/1/2022	225,000	226,025
Series 2020A, GO, 4.00%, 10/15/2022	45,000	45,441
Hollidaysburg Area School District
GO, 1.00%, 7/15/2022	100,000	99,969
GO, 4.00%, 7/15/2022	25,000	25,084
Hollidaysburg Sewer Authority Rev., 3.00%, 12/1/2022	50,000	50,382
Horsham Water and Sewer Authority Rev., 5.00%, 11/15/2022	120,000	121,959
Interboro School District GO, 3.50%, 8/15/2022 (b)	50,000	50,231
Jim Thorpe Area School District Series A, GO, 5.00%, 3/15/2023	90,000	92,415
Kennett Consolidated School District Series 2018AA, GO, 4.00%, 2/15/2023	55,000	55,975
Lancaster County Hospital Authority
Series 2016A, Rev., 4.00%, 8/15/2022	100,000	100,569
Series 2016B, Rev., 5.00%, 8/15/2022	180,000	181,386
Lancaster Higher Education Authority Series 2016A, Rev., 5.00%, 10/1/2022	30,000	30,351
Lancaster Industrial Development Authority Rev., 5.38%, 5/1/2023 (b)	20,000	20,686
Lehigh County Authority Rev., 3.00%, 11/1/2022	50,000	50,357
Lehigh County Industrial Development Authority Series 2016A, Rev., 1.80%, 9/1/2022 (c)	240,000	239,709
Lower Lackawanna Valley Sanitary Authority Rev., AGM, 4.00%, 9/15/2022	25,000	25,187
Lower Merion School District GO, 5.00%, 9/15/2022	35,000	35,381
Manheim Township School District GO, 3.00%, 6/1/2022	135,000	135,000
Marple Newtown School District
GO, 5.00%, 6/1/2022	85,000	85,000
GO, 5.00%, 6/1/2023	30,000	31,015
Marshall Township Municipal Sanitary Authority Rev., 3.00%, 10/1/2022	25,000	25,137
Mcguffey School District GO, AGM, 2.50%, 8/15/2022	50,000	50,115
Mckeesport Area School District GO, AGM, 5.00%, 9/1/2023 (b)	105,000	109,268
Methacton School District
Series 2019AA, GO, 4.00%, 8/1/2022	110,000	110,501
GO, 5.00%, 3/1/2023	45,000	46,154
GO, 4.00%, 9/15/2025	75,000	79,165
Monroeville Finance Authority
Series 2013B, Rev., 5.00%, 7/1/2022	275,000	275,796
Rev., 3.13%, 8/15/2022	175,000	175,678
Rev., 5.00%, 8/15/2022	90,000	90,694
Rev., 3.00%, 2/15/2023	430,000	431,369
Series 2013B, Rev., 3.50%, 7/1/2023	230,000	233,926
Rev., 5.00%, 2/15/2025	85,000	90,453
Rev., 5.00%, 2/15/2026	20,000	21,668
Montgomery County Higher Education and Health Authority
Rev., 5.00%, 6/1/2022 (b)	150,000	150,000
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	90,000	90,000
Rev., AMBAC, 6.00%, 6/1/2022	1,935,000	1,935,000
Series 2018A, Rev., 5.00%, 9/1/2024	100,000	105,548
Montgomery County Industrial Development Authority
Rev., 4.00%, 12/1/2022	100,000	101,008
Rev., 4.00%, 12/1/2023	125,000	128,048

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Moon Area School District
Series 2015A, GO, 5.00%, 11/15/2022	285,000	289,509
Series 2015A, GO, 5.00%, 11/15/2023	35,000	36,450
Mount Lebanon Hospital Authority Rev., 5.00%, 7/1/2022	100,000	100,313
Mount Lebanon School District GO, 5.00%, 2/15/2023	50,000	51,235
Nazareth Area School District GO, 4.00%, 11/15/2022	50,000	50,596
Neshaminy School District GO, 5.00%, 10/15/2022	125,000	126,697
New Kensington Municipal Sanitary Authority Rev., AGM, 3.45%, 12/1/2022 (b)	20,000	20,197
Norristown Area School District GO, 5.00%, 9/1/2022	190,000	191,724
North Allegheny School District, Unlimited Tax Series 2019A, GO, 4.00%, 5/1/2024	25,000	25,919
North East School District GO, AGM, 2.00%, 9/1/2022	170,000	170,230
North Hills School District Series 2016A, GO, 5.00%, 12/15/2022	20,000	20,380
North Hills School District, Limited Tax GO, 4.00%, 10/15/2022	205,000	207,008
North Penn School District
Series 2019A, GO, 3.00%, 1/15/2023	20,000	20,197
Series 2019A, GO, 3.00%, 1/15/2025	30,000	30,655
North Penn Water Authority Rev., (SIFMA Municipal Swap Index Yield + 0.56%), 1.24%, 11/1/2024 (e)	1,225,000	1,225,373
North Wales Water Authority Rev., 3.00%, 11/1/2022	20,000	20,121
North Wales Water Authority, Water and Sewer System Rev., 4.00%, 11/1/2022	100,000	101,016
Northampton Area School District GO, 4.00%, 8/15/2022	105,000	105,586
Northampton County General Purpose Authority, Lafayette College Rev., 5.00%, 11/1/2023	30,000	31,344
Northampton County General Purpose Authority, Moravian College Project Rev., 3.50%, 7/1/2022 (b)	75,000	75,140
Northampton County General Purpose Authority, St. Luke's University Health Network Project
Series 2016A, Rev., 5.00%, 8/15/2022	180,000	181,349
Series 2016A, Rev., 5.00%, 8/15/2023	45,000	46,729
Northeastern School District Series 2021B, GO, 2.00%, 9/1/2022	200,000	200,316
Norwin School District GO, AGM, 3.00%, 11/15/2022	110,000	110,827
Oakmont Borough Municipal Authority Water Department Rev., 2.00%, 6/1/2022	55,000	55,000
Owen J Roberts School District GO, 5.00%, 5/15/2023 (b)	70,000	72,289
Oxford Area School District
GO, 2.50%, 8/1/2022	25,000	25,055
Series 2019A, GO, 4.00%, 9/1/2022	35,000	35,240
Series 2019A, GO, 4.00%, 9/1/2023	40,000	41,054
Parkland School District
Series 2020A, GO, 4.00%, 1/15/2023	130,000	132,036
GO, 4.00%, 2/1/2023	25,000	25,416
Penn Delco School District Series 2013A, GO, 4.13%, 6/1/2023 (b)	25,000	25,506
Penn Manor School District GO, 4.00%, 3/1/2023	55,000	56,024
Pennsbury School District
Series 2018A, GO, 3.00%, 8/1/2022	315,000	315,895
GO, 5.00%, 8/1/2022	25,000	25,156
Pennsylvania Economic Development Financing Authority, PPL Electric Utilities Corporation Project Rev., 0.40%, 10/1/2023	800,000	776,451
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2013A, Rev., 5.00%, 7/1/2022	25,000	25,072
Series 2021A, Rev., 4.00%, 10/15/2022	45,000	45,402
Series 2017A, Rev., 4.00%, 11/15/2022	325,000	328,489
Series 2014A, Rev., 5.00%, 2/1/2023	480,000	490,335

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 3/15/2023	275,000	281,877
Series 2017A, Rev., 5.00%, 11/15/2023	1,730,000	1,803,442
Series 2014A, Rev., 5.00%, 2/1/2024	140,000	146,629
Series 2014A, Rev., 5.00%, 2/1/2025	50,000	52,623
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	27,433
Pennsylvania Higher Educational Facilities Authority, BRYN MAWR College
Series 2012A, Rev., 4.00%, 12/1/2022	130,000	131,732
Rev., 5.00%, 12/1/2023	25,000	26,194
Rev., 5.00%, 12/1/2024	70,000	75,048
Pennsylvania Higher Educational Facilities Authority, Drexel University Rev., 5.00%, 5/1/2023	265,000	272,750
Pennsylvania Higher Educational Facilities Authority, Philadelphia University Rev., 5.00%, 6/1/2023 (b)	20,000	20,668
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education
Series AN, Rev., 5.00%, 6/15/2022	70,000	70,095
Series AQ, Rev., 5.00%, 6/15/2022	25,000	25,034
Series AR, Rev., 5.00%, 6/15/2022	150,000	150,203
Series AW, Rev., 5.00%, 6/15/2022	40,000	40,053
Series AN, Rev., 5.00%, 6/15/2023	25,000	25,843
Pennsylvania Higher Educational Facilities Authority, Trustees of the University
Series 2015C, Rev., 5.00%, 10/1/2022	230,000	232,844
Series B, Rev., 5.00%, 10/1/2022	60,000	60,742
Series 2018A, Rev., 5.00%, 2/15/2023	60,000	61,486
Series 2016A, Rev., 5.00%, 8/15/2023	25,000	25,997
Series 2015A, Rev., 5.00%, 10/1/2023	25,000	26,088
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Series 2012A, Rev., 3.25%, 8/15/2022	250,000	251,031
Series 2012A, Rev., 4.00%, 8/15/2022	80,000	80,456
Rev., 5.00%, 8/15/2022	150,000	151,155
Series 2012A, Rev., 5.00%, 8/15/2022	30,000	30,231
Series 2016C, Rev., 5.00%, 8/15/2022	305,000	307,349
Pennsylvania Higher Educational Facilities Authority, Widener University
Rev., 5.00%, 7/15/2022	100,000	100,375
Series 2013A, Rev., 5.00%, 7/15/2023 (b)	130,000	134,756
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2019-130A, Rev., 1.40%, 4/1/2024	260,000	256,363
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program Rev., 5.00%, 6/15/2022	135,000	135,190
Pennsylvania State University (The)
Series B, Rev., 5.25%, 8/15/2022	75,000	75,633
Series 2015B, Rev., 5.00%, 9/1/2022	90,000	90,864
Series 2019A, Rev., 5.00%, 9/1/2022	275,000	277,640
Series B, Rev., 5.00%, 9/1/2022	160,000	161,536
Series 2016B, Rev., 5.00%, 9/1/2023	120,000	125,076
Pennsylvania Turnpike Commission
Series 2016B, Rev., 5.00%, 6/1/2022	310,000	310,000
Series 2019-2, Rev., VRDO, LOC : TD Bank NA, 0.65%, 6/9/2022 (c)	14,095,000	14,095,000
Series 2020A, Rev., VRDO, LOC : Barclays Bank plc, 0.68%, 6/9/2022 (c)	40,000,000	40,000,000
Series 2010C-3, Rev., Zero Coupon, 12/1/2022	105,000	104,057
Series 2021A, Rev., 3.00%, 12/1/2022	75,000	75,539
Series 2021B, Rev., 3.00%, 12/1/2022	60,000	60,494

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series A-1, Rev., 3.00%, 12/1/2022	60,000	60,458
Rev., 5.00%, 12/1/2022	235,000	239,009
Series 2011A, Rev., 5.00%, 12/1/2022	125,000	127,132
Series 2012B, Rev., 5.00%, 12/1/2022	75,000	76,313
Series 2012B, Rev., AGM, 5.00%, 12/1/2022 (b)	110,000	111,998
Series 2014A, Rev., 5.00%, 12/1/2022	75,000	76,279
Series 2015B, Rev., 5.00%, 12/1/2022	100,000	101,706
Series 2017A, Rev., 5.00%, 12/1/2022	45,000	45,788
Series 2019A, Rev., 5.00%, 12/1/2022	140,000	142,388
Series A-1, Rev., 5.00%, 12/1/2022 (b)	70,000	71,271
Series A-1, Rev., 5.00%, 12/1/2022	440,000	447,506
Series 2016B, Rev., 5.00%, 6/1/2023	25,000	25,815
Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 1.28%, 12/1/2023 (e)	25,000	25,007
Series 2011A, Rev., 5.00%, 12/1/2023	35,000	36,635
Series A-1, Rev., 5.00%, 12/1/2023	25,000	26,168
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2013A, Rev., 5.00%, 12/1/2022 (b)	145,000	147,634
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Rev., 5.00%, 12/1/2022 (b)	75,000	76,362
Series 2012B, Rev., 5.00%, 12/1/2022	45,000	45,815
Series 2013A, Rev., 5.00%, 12/1/2022 (b)	40,000	40,727
Rev., 5.00%, 12/1/2023	290,000	303,943
Pennsylvania Turnpike Commission, Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2022	85,000	86,535
Series 2016A, Rev., 5.00%, 12/1/2023	175,000	183,387
Pennsylvania Turnpike Commission, Registration Fee Series 2005A, Rev., AGM, 5.25%, 7/15/2022	30,000	30,149
Pennsylvania Turnpike Commission, Senior Lien
Series 2012A, Rev., 5.00%, 12/1/2022	180,000	183,070
Series 2012A, Rev., 5.00%, 12/1/2022 (b)	270,000	274,904
Series 2012A, Rev., 5.00%, 12/1/2023	175,000	177,801
Perkiomen Valley School District
GO, 5.00%, 3/1/2023	25,000	25,649
GO, 5.00%, 11/15/2023	50,000	52,321
GO, 5.00%, 3/1/2024	25,000	26,349
Peters Township School District Washington County
GO, 4.00%, 9/1/2022	135,000	135,924
GO, 5.00%, 1/15/2026	20,000	21,860
Philadelphia Authority for Industrial Development Rev., 5.00%, 10/1/2022	350,000	354,104
Philadelphia Authority for Industrial Development, National Board of Medical Examiners Project Rev., 5.00%, 5/1/2025	160,000	172,286
Philadelphia Authority for Industrial Development, Thomas Jefferson University Series 2017A, Rev., 3.00%, 9/1/2022 (b) (c)	500,000	502,080
Philadelphia Gas Works Co. , 1998 General Ordinance Rev., 5.00%, 8/1/2022	45,000	45,217
Philadelphia Gas Works Co., 1998 General Ordinance
Rev., 5.00%, 8/1/2022	190,000	190,915
Rev., 5.00%, 10/1/2022	515,000	520,038
Rev., 5.00%, 8/1/2023	125,000	129,373
Rev., 5.00%, 10/1/2025	85,000	92,174

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Philipsburg-Osceola Area School District GO, 4.00%, 10/15/2022	25,000	25,241
Pine-Richland School District, Unlimited Tax Series 2020A, GO, 3.00%, 7/15/2022	120,000	120,260
Pittsburgh School District
GO, 4.00%, 9/1/2022	70,000	70,486
GO, 5.00%, 9/1/2022	20,000	20,188
Series 2017A, GO, 5.00%, 9/1/2022	35,000	35,329
GO, 4.00%, 9/1/2023	230,000	236,495
GO, AGM, 5.00%, 9/1/2023	25,000	26,026
Pittsburgh Water and Sewer Authority, First Lien
Series 2019A, Rev., 5.00%, 9/1/2022	125,000	126,112
Series A, Rev., 5.00%, 9/1/2022	210,000	211,868
Pittston Area School District GO, AGM, 4.00%, 7/15/2022	25,000	25,081
Pocono Mountain School District Series B, GO, AGM, 4.00%, 6/15/2022	175,000	175,176
Pottstown Borough Authority Rev., 5.00%, 6/15/2022	50,000	50,069
Pottsville Hospital Authority, Schuylkill Health System Project Rev., 5.75%, 7/1/2022 (b) (d)	340,000	341,261
Quaker Valley School District GO, 5.00%, 10/1/2023	65,000	67,784
Reading Area Water Authority Rev., AGM, 4.00%, 12/1/2023	75,000	76,479
Riverside School District
GO, 3.00%, 10/15/2023	125,000	126,829
GO, 4.00%, 10/15/2024	320,000	333,523
GO, 4.00%, 10/15/2025	275,000	289,869
Riverview School District Series 2020A, GO, AGM, 4.00%, 8/15/2022	25,000	25,137
Saucon Valley School District GO, 4.00%, 9/1/2022	100,000	100,674
Saxonburg Area Authority Rev., AGM, 4.00%, 3/1/2023	50,000	50,875
School District of Philadelphia (The) Series F, GO, 5.00%, 9/1/2024	100,000	105,818
Selinsgrove Area School District, Limited Tax GO, 4.00%, 3/1/2023	25,000	25,456
Shikellamy School District Series 2020A, GO, 5.00%, 9/1/2022	25,000	25,225
Snyder County Higher Education Authority, Susquehanna University Project Rev., 2.38%, 1/1/2023	50,000	50,252
Souderton Area School District
GO, 2.00%, 11/1/2022	40,000	40,081
GO, 5.00%, 11/1/2022	25,000	25,359
South Eastern School District GO, 4.00%, 6/1/2023	75,000	76,745
South Fayette Township School District Series 2014A, GO, AGM, 4.00%, 9/15/2022	50,000	50,108
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2022	85,000	85,000
Rev., 4.00%, 3/1/2023	120,000	122,280
Rev., 5.00%, 3/1/2025	45,000	48,088
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts
Rev., 5.00%, 6/1/2022	595,000	595,000
Rev., 5.00%, 6/1/2023	395,000	407,485
Rev., 5.00%, 6/1/2024	20,000	21,001
Southern Lehigh School District
Series A, GO, 5.00%, 9/1/2022	20,000	20,187
Series A, GO, 5.00%, 9/1/2023	35,000	36,374
Sports and Exhibition Authority of Pittsburgh and Allegheny County, Sales Tax Rev., AGM, 4.00%, 2/1/2023	1,785,000	1,812,068
Spring Grove Area School District Series A, GO, 5.00%, 10/1/2022	115,000	116,395
Spring-Ford Area School District
GO, 5.00%, 6/1/2022	20,000	20,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2016A, GO, 5.00%, 3/1/2023	50,000	51,305
St. Mary Hospital Authority, Trinity Health Corp. Series 2012B, Rev., 5.00%, 11/15/2022	280,000	284,302
State College Area School District
GO, 4.00%, 3/1/2023	40,000	40,754
GO, 5.00%, 3/15/2023	50,000	51,374
State Public School Building Authority, Community College of Philadelphia Project Rev., 5.00%, 6/15/2022	125,000	125,172
State Public School Building Authority, Dauphin County Technical School Project Rev., 5.00%, 9/15/2022	60,000	60,643
State Public School Building Authority, Delaware County Community College Project Rev., 5.00%, 10/1/2022	75,000	75,910
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., AGM, 4.00%, 12/1/2026 (b)	15,000	16,150
State Public School Building Authority, Westmoreland County Community College
Series 2016A, Rev., AGM, 5.00%, 10/15/2022	145,000	146,953
Series 2016A, Rev., AGM, 5.00%, 10/15/2023	10,000	10,436
Steel Valley School District, Capital Appreciation GO, AGM, Zero Coupon, 11/1/2022	40,000	39,692
Sto Rox School District GO, 3.00%, 12/15/2022	150,000	150,895
Susquehanna Township School District GO, 4.00%, 5/15/2023	25,000	25,560
Swarthmore Borough Authority
Rev., 5.00%, 9/15/2022	75,000	75,804
Series 2016A, Rev., 5.00%, 9/15/2022	35,000	35,375
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 5.00%, 9/15/2022	50,000	50,536
Township of Bensalem GO, 2.25%, 6/1/2022	65,000	65,000
Township of Cranberry GO, 4.00%, 3/1/2023	35,000	35,665
Township of Derry GO, 2.00%, 11/15/2022	25,000	25,012
Township of East Brandywine GO, 3.00%, 6/1/2022 (b)	50,000	50,000
Township of Hampton GO, 4.00%, 1/1/2023	65,000	65,897
Township of Hempfield
GO, 2.00%, 10/15/2022	50,000	50,080
GO, 5.00%, 10/15/2023	35,000	36,502
Township of Lower Merion GO, 5.00%, 1/15/2023	20,000	20,427
Township of Lower Paxton GO, 4.00%, 4/1/2024	30,000	31,065
Township of North Londonderry GO, 4.00%, 9/1/2023	70,000	71,959
Township of Palmer
Series 2020A, GO, 5.00%, 11/15/2022	30,000	30,490
Series 2020A, GO, 5.00%, 11/15/2023	30,000	31,304
Township of Radnor
GO, 3.63%, 11/1/2022 (b)	40,000	40,381
GO, 3.88%, 11/1/2022 (b)	35,000	35,370
GO, 4.00%, 11/1/2022 (b)	85,000	85,952
Troy Area School District Bradford County GO, 4.00%, 3/1/2023	20,000	20,365
Tussey Mountain School District Series 2017A, GO, AGM, 3.00%, 10/1/2022 (b)	25,000	25,135
Union County Higher Educational Facilities Financing Authority, Bucknell University Series B, Rev., 5.00%, 4/1/2023	100,000	102,819
Unionville-Chadds Ford School District
GO, 4.00%, 6/1/2022	50,000	50,000
Series 2019A, GO, 4.00%, 6/1/2022	20,000	20,000
Upper Moreland Township School District
GO, 2.00%, 8/15/2022	140,000	140,232
GO, 5.00%, 8/15/2022	125,000	125,963
Upper Perkiomen School District GO, 5.00%, 11/15/2022	20,000	20,330

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Upper St. Clair Township School District GO, 4.00%, 7/15/2022	100,000	100,342
Warwick School District GO, 5.00%, 2/1/2023	40,000	40,937
West Allegheny School District Series 2017A, GO, 4.00%, 9/1/2022	60,000	60,412
West Jefferson Hills School District
Series 2017A, GO, 5.00%, 8/1/2023	30,000	31,156
GO, 3.00%, 8/1/2024	25,000	25,480
West View Municipal Authority Water Rev., 4.50%, 11/15/2022	40,000	40,563
Western Westmoreland Municipal Authority Series 2021A, Rev., AGM, 3.00%, 10/15/2023	150,000	152,481
Westmont Hilltop School District GO, 3.00%, 10/1/2022	90,000	90,441
Westmoreland County Industrial Development Authority Health System, Tax Exempt Series 2020A, Rev., 4.00%, 7/1/2022	350,000	350,598
Westmoreland County Municipal Authority Series 2001-A, Rev., NATL-RE, Zero Coupon, 8/15/2022	6,550,000	6,531,260
Westmoreland County Municipal Authority, Capital Appreciation Series 1999A, Rev., NATL-RE, Zero Coupon, 8/15/2022	214,000	213,388
Yough School District Series 2019A, GO, 4.00%, 10/1/2022	50,000	50,417
Total Pennsylvania		132,112,137
Rhode Island — 0.1%
City of Pawtucket Series B, GO, AGM, 4.00%, 7/1/2022	25,000	25,057
Narragansett Bay Commission
Series 2013A, Rev., 5.00%, 9/1/2022 (b)	310,000	312,914
Series C, Rev., 5.00%, 9/1/2022	25,000	25,233
Rhode Island Commerce Corp. Series 2016A, Rev., 5.00%, 6/15/2023	150,000	155,153
Rhode Island Commerce Corp., Department of Transportation
Series 2017A, Rev., 5.00%, 6/15/2023	135,000	139,482
Rev., 5.00%, 5/15/2025	225,000	241,472
Series 2016B, Rev., 5.00%, 6/15/2025	240,000	257,997
Rhode Island Health and Educational Building Corp.
Series 2016A, Rev., 5.00%, 9/15/2022	50,000	50,537
Series 2016A, Rev., 5.00%, 5/15/2024	150,000	158,386
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University
Rev., 5.00%, 9/1/2022	390,000	393,685
Rev., 5.00%, 9/1/2023	25,000	26,038
Rhode Island Health and Educational Building Corp., Hospital Financing Lifespan Obligated Group Issue
Rev., 5.00%, 5/15/2024	30,000	31,600
Rev., 5.00%, 5/15/2026	65,000	69,349
Rhode Island Health and Educational Building Corp., Providence College
Rev., 5.00%, 11/1/2022	100,000	101,490
Series 2012B, Rev., 5.00%, 11/1/2022	75,000	76,117
Series 2012B, Rev., 5.00%, 11/1/2023	125,000	126,621
Rhode Island Health and Educational Building Corp., Public School Financing Program Series J-2, Rev., 5.00%, 5/15/2023	50,000	51,599
Rhode Island Health and Educational Building Corp., Town of Lincoln Series 2020B, Rev., 4.00%, 5/15/2023	90,000	91,988
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity Series 70, Rev., GNMA COLL, 1.65%, 6/15/2022	25,000	25,005
Rhode Island Infrastructure Bank Series 2018A, Rev., 5.00%, 10/1/2022	50,000	50,598
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
Series 2015A, Rev., 3.25%, 10/1/2022	85,000	85,571
Series 2012A, Rev., 4.00%, 10/1/2022	35,000	35,321

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Rhode Island — continued
Series 2013A, Rev., 4.00%, 10/1/2022 (b)	75,000	75,683
Series 2002B, Rev., 4.50%, 10/1/2022	25,000	25,271
Series 2012B, Rev., 5.00%, 10/1/2022	40,000	40,499
Series 2012B, Rev., 5.00%, 10/1/2022 (b)	25,000	25,310
Series 2013A, Rev., 5.00%, 10/1/2022	110,000	111,371
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	30,000	30,372
Series 2014A, Rev., 5.00%, 10/1/2022	45,000	45,561
Series 2017B, Rev., 5.00%, 10/1/2022	45,000	45,561
Series B, Rev., 5.00%, 10/1/2022	20,000	20,249
Series C, Rev., 5.00%, 10/1/2022	35,000	35,436
Series 2014A, Rev., 5.00%, 10/1/2023 (b)	25,000	26,091
Series 2016A, Rev., 5.00%, 10/1/2023	60,000	62,635
Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2019A, Rev., 5.00%, 10/1/2022	150,000	151,794
Rhode Island Infrastructure Bank, Safe Drinking Water
Series 2012A, Rev., 3.00%, 10/1/2022 (b)	25,000	25,143
Series 2012A, Rev., 5.00%, 10/1/2022 (b)	170,000	172,108
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2016A, Rev., 4.00%, 10/1/2022	220,000	221,872
State of Rhode Island Series 2012B, GO, 4.00%, 10/15/2023	35,000	35,357
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan
Series 2012A, GO, 5.00%, 8/1/2022	90,000	90,578
Series 2013A, GO, 5.00%, 10/15/2022 (b)	25,000	25,346
Series 2014B, GO, 5.00%, 11/1/2022 (b)	45,000	45,689
Series 2014D, GO, 5.00%, 8/1/2023	130,000	135,085
State of Rhode Island and Providence Plantations Lease Participation Certificates, School for The Deaf Project Series 2017D, COP, 5.00%, 4/1/2024	30,000	31,624
State of Rhode Island and Providence Plantations, Courthouse Project Series 2013A, COP, 5.00%, 10/1/2023	45,000	46,885
State of Rhode Island, Consolidated Capital Development Loan Series 2012A, GO, 4.00%, 8/1/2022 (b)	30,000	30,141
State of Rhode Island, Eleanor Slater Hospital Project Series 2018B, COP, 5.00%, 11/1/2022	200,000	202,954
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2022	35,000	35,000
Series A, Rev., 5.00%, 6/1/2024	175,000	181,909
Town of Lincoln Series 2015A, GO, 5.00%, 8/1/2022	265,000	266,679
Town of Smithfield Series 2016A, GO, 4.00%, 9/1/2022	20,000	20,137
Town of Westerly Series 2014A, GO, 5.00%, 7/1/2023	45,000	46,624
Total Rhode Island		4,840,177
South Carolina — 0.8%
Anderson Regional Joint Water System Series 2012A, Rev., 5.00%, 7/15/2022 (b)	60,000	60,280
Beaufort County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2023	180,000	184,753
GO, SCSDE, 5.00%, 3/1/2024	30,000	31,624
Series 2015B, GO, SCSDE, 5.00%, 3/1/2025	75,000	80,915
Berkeley County School District Series 2021A, GO, 2.00%, 6/1/2022	425,000	425,000
Berkeley County School District, Securing Assets for Education
Rev., 5.00%, 12/1/2022	55,000	56,005
Series 2015A, Rev., 5.00%, 12/1/2025	95,000	99,199
Charleston Educational Excellence Finance Corp.
Rev., 5.00%, 12/1/2022	90,000	91,630
Series 2013B, Rev., 5.00%, 12/1/2022	25,000	25,453

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Rev., 5.00%, 12/1/2024	65,000	67,838
Series 2013B, Rev., 5.00%, 12/1/2025	35,000	36,484
City of Anderson, Water and Sewer
Rev., 5.00%, 7/1/2023	2,005,000	2,075,838
Rev., 5.00%, 7/1/2024	2,520,000	2,673,954
Rev., 5.00%, 7/1/2025	1,400,000	1,520,243
Rev., 5.00%, 7/1/2026	1,450,000	1,609,838
City of Columbia, Waterworks and Sewer System Series 2019A, Rev., 4.00%, 2/1/2023	35,000	35,542
City of Columbus, Water and Sewerage
Rev., 3.00%, 2/1/2023	40,000	40,357
Rev., 5.00%, 2/1/2023	25,000	25,552
City of Florence Rev., 4.00%, 9/1/2022	25,000	25,175
City of Greenwood Rev., 5.00%, 12/1/2022	20,000	20,355
City of Sumter, Waterworks & Sewer System Rev., 5.00%, 12/1/2022	20,000	20,361
Clemson University, Higher Education Bonds
Rev., 5.00%, 5/1/2023	140,000	144,276
Series 2015B, Rev., 5.00%, 5/1/2023	80,000	82,443
Coastal Carolina University, Higher Education
Rev., 4.00%, 6/1/2022	75,000	75,000
Rev., 5.00%, 6/1/2022	200,000	200,000
College of Charleston Series 2021A, Rev., 5.00%, 4/1/2023	50,000	51,414
County of Charleston Series 2021C, GO, 4.00%, 11/1/2022	30,000	30,340
County of Charleston, Transportation Sales Tax GO, 5.00%, 11/1/2022	40,000	40,618
County of Dorchester GO, 5.00%, 4/1/2023	25,000	25,722
County of Dorchester, Waterworks and Sewer System
Rev., 5.00%, 10/1/2022	110,000	111,360
Rev., 5.00%, 10/1/2022 (b)	125,000	126,529
County of Florence, McLeod Medical Center Project Rev., 5.00%, 11/1/2022	270,000	274,124
County of Georgetown GO, 4.00%, 3/1/2023	50,000	50,927
County of Richland Series 2013B, GO, 5.00%, 3/1/2023	40,000	41,020
Dorchester County School District No. 2
Series 2013B, Rev., 5.00%, 12/1/2022	60,000	61,096
Series 2013B, Rev., 4.00%, 12/1/2024	50,000	51,412
Florence Public Facilities Corp. Series 2020B, Rev., 5.00%, 11/1/2022	25,000	25,369
Fort Mill School District No. 4
Series 2012A, GO, SCSDE, 3.00%, 9/1/2022 (b)	75,000	75,331
Series 2017B, GO, SCSDE, 5.00%, 3/1/2023	20,000	20,520
Fort Mill School Facilities Corp. Rev., 5.00%, 12/1/2022	160,000	162,922
Greenville County School District Rev., 5.00%, 12/1/2022	90,000	91,648
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/2022	80,000	81,425
Horry County School District
GO, SCSDE, 5.00%, 3/1/2023	40,000	41,023
Series 2015A, GO, SCSDE, 5.00%, 3/1/2023	120,000	123,068
GO, SCSDE, 5.00%, 3/1/2025	25,000	26,972
Joint Municipal Water & Sewer Commission
Series 2019B, Rev., 5.00%, 6/1/2022	50,000	50,000
Rev., 4.75%, 6/1/2023 (b)	20,000	20,629
Kershaw County Public Schools Foundation Rev., 5.00%, 12/1/2022	25,000	25,430

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Kershaw County School District Series 2018A, GO, SCSDE, 5.00%, 3/1/2023	100,000	102,602
Lancaster Educational Assistance Program, Inc. Series 2013B, Rev., 5.00%, 12/1/2023	150,000	156,825
Lee County School Facilities, Inc. Rev., AGM, 5.00%, 12/1/2022	50,000	50,888
Lexington County Health Services District, Inc. Rev., 5.00%, 11/1/2022	1,420,000	1,439,429
Lexington County School District No. 1
Series 2013B, GO, SCSDE, 3.38%, 2/1/2023 (b)	60,000	60,759
Series 2013B, GO, SCSDE, 4.13%, 2/1/2023 (b)	25,000	25,446
Series 2013B, GO, SCSDE, 4.25%, 2/1/2023 (b)	25,000	25,467
Series 2017C, GO, SCSDE, 5.00%, 2/1/2023	130,000	132,974
Lexington County School District No. 2 GO, SCSDE, 5.00%, 3/1/2023	65,000	66,692
Lexington One School Facilities Corp. Rev., 5.00%, 12/1/2022	60,000	61,096
Lexington School District No. 2 Educational Facilities Corp. Series 2015B, Rev., 5.00%, 12/1/2022	50,000	50,891
Medical University of South Carolina (The) Rev., 5.00%, 10/1/2022	30,000	30,366
North Charleston Public Facilities Corp., Installment Purchase
Rev., 3.25%, 6/1/2022 (b)	25,000	25,000
Rev., 5.00%, 6/1/2022	210,000	210,000
Rev., 5.00%, 6/1/2022 (b)	25,000	25,000
Patriots Energy Group Financing Agency Series 2018A, Rev., LIQ : Royal Bank of Canada, 4.00%, 2/1/2024 (c)	4,385,000	4,482,462
Piedmont Municipal Power Agency
Subseries A-2, Rev., NATL-RE, Zero Coupon, 1/1/2023	75,000	74,160
Series 2017B, Rev., 5.00%, 1/1/2024	335,000	350,123
Series 2015A, Rev., 5.00%, 1/1/2025	360,000	385,112
Rev., NATL-RE, 5.38%, 1/1/2025	105,000	113,186
Richland County School District No. 1 Series 2014C, GO, SCSDE, 5.00%, 3/1/2023	35,000	35,924
Richland County School District No. 2 Series 2015A, GO, SCSDE, 5.00%, 2/1/2023	70,000	71,663
SCAGO Educational Facilities Corp. for Calhoun School District Rev., 5.00%, 12/1/2022	20,000	20,356
SCAGO Educational Facilities Corp. for Pickens School District
Rev., 5.00%, 12/1/2022	195,000	198,432
Rev., 5.00%, 12/1/2023	105,000	109,937
Rev., 5.00%, 12/1/2025	140,000	150,850
South Carolina Jobs-Economic Development Authority, Anmed Health Project Rev., 5.00%, 2/1/2023	125,000	127,893
South Carolina Jobs-Economic Development Authority, Bon Secours Health System, Inc.
Rev., 5.00%, 10/1/2022	45,000	45,531
Rev., 3.75%, 11/1/2022 (b)	70,000	70,689
Rev., 5.00%, 11/1/2022 (b)	235,000	238,551
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc. Rev., 5.00%, 10/1/2025 (c)	300,000	326,831
South Carolina Jobs-Economic Development Authority, Conway Hospital, Inc., Project Rev., 4.00%, 7/1/2022 (b)	70,000	70,162
South Carolina Jobs-Economic Development Authority, McLeod Health Projects Rev., 5.00%, 11/1/2022	490,000	497,485
South Carolina Jobs-Economic Development Authority, Wofford College Rev., 5.00%, 4/1/2023	125,000	128,303
South Carolina Public Service Authority, Santee Cooper
Series 2012D, Rev., 4.00%, 6/1/2022 (b)	50,000	50,000
Series 2012D, Rev., 5.00%, 6/1/2022 (b)	50,000	50,000
Series 2012-D, Rev., 5.00%, 6/1/2022 (b)	1,960,000	1,960,000
Series 2014C, Rev., 5.00%, 12/1/2022	140,000	142,458
Series C, Rev., 5.00%, 12/1/2022	220,000	223,863
Series 2014C, Rev., 5.00%, 12/1/2023	85,000	88,945
Series B, Rev., 5.00%, 12/1/2023	75,000	78,481
Series 2013A, Rev., 5.75%, 12/1/2023 (b)	40,000	42,371

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
Series A, Rev., 5.00%, 12/1/2026	1,170,000	1,248,039
South Carolina State Fiscal Accountability Authority, Mental Health Project Rev., 5.00%, 10/1/2022	75,000	75,937
South Carolina Transportation Infrastructure Bank
Series 2016A, Rev., 5.00%, 10/1/2022	110,000	111,353
Series 2015A, Rev., 5.00%, 10/1/2023	55,000	57,378
Series 2015A, Rev., 5.00%, 10/1/2024	25,000	26,696
Spartanburg County School District No. 2 GO, SCSDE, 2.50%, 3/1/2023	100,000	100,566
Spartanburg Sanitary Sewer District, Sewer System Series B, Rev., 5.00%, 3/1/2023 (b)	25,000	25,656
St. Peters Parish-Jasper County Public Facilities Corp., Office Building Project Series 2021B, Rev., 2.00%, 6/1/2022	165,000	165,000
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2022	50,000	50,313
Town of Lexington, Waterworks and Sewer System Combined Rev., 5.00%, 6/1/2022	25,000	25,000
Town of Summerville, Hospitality Fee Pledge Series 2015B, Rev., 5.00%, 10/1/2023	300,000	311,960
University of South Carolina, Athletic Facilities
Series 2017B, Rev., 5.00%, 5/1/2024	410,000	433,208
Series 2017B, Rev., 5.00%, 5/1/2025	530,000	571,633
University of South Carolina, Higher Education Facilities
Rev., 5.00%, 5/1/2023	90,000	92,816
Rev., 5.00%, 5/1/2025	70,000	75,725
York County School District No. 3 Rock Hill Series 2017B, GO, SCSDE, 5.00%, 3/1/2023	30,000	30,792
Total South Carolina		27,316,289
South Dakota — 0.3%
Bon Homme School District No. 4-2, Limited Tax GO, 2.00%, 12/1/2022	50,000	50,152
City of Rapid City, Sales Tax Rev., 5.00%, 6/1/2022	50,000	50,000
City of Sioux Falls, Sales Tax
Series 2016A, Rev., 3.00%, 11/15/2022	20,000	20,153
Series 2012A, Rev., 4.00%, 11/15/2022	180,000	182,187
Series 2017A, Rev., 5.00%, 11/15/2022	355,000	360,910
Series 2020A, Rev., 5.00%, 11/15/2022	25,000	25,416
Series 2020A, Rev., 5.00%, 11/15/2023	65,000	67,979
Codington Grant etc Counties School District No. 14-4 Watertown GO, 5.00%, 6/15/2022	650,000	650,882
County of Minnehaha Series 2017A, GO, 4.00%, 12/1/2022	25,000	25,321
County of Pennington Series 2015A, COP, 4.00%, 12/1/2023	115,000	118,888
County of Pennington, Limited Tax
Series 2017A, COP, 3.00%, 6/1/2023	25,000	25,360
Series 2017A, COP, 3.00%, 12/1/2023	100,000	101,909
Lennox School District Lincoln Minnehaha & Turner Counties No. 41-4 GO, 4.00%, 7/1/2022	70,000	70,146
Rapid City Area School District No. 51-4, Capital Outlay Limited Tax Series 2017B, GO, 5.00%, 1/1/2023	25,000	25,518
Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay GO, 4.00%, 8/1/2023	630,000	647,039
South Dakota Board of Regents Housing and Auxiliary Facilities System
Rev., 3.00%, 4/1/2023	125,000	126,429
Rev., 5.00%, 4/1/2023	55,000	56,532
South Dakota Conservancy District, State Revolving Fund Program
Series 2012B, Rev., 5.00%, 8/1/2022	40,000	40,252
Series 2014B, Rev., 5.00%, 8/1/2022	100,000	100,630
South Dakota Health and Educational Facilities Authority, Avera Health Issue Rev., 5.00%, 7/1/2022	190,000	190,586
South Dakota Health and Educational Facilities Authority, Regional Health Rev., 5.00%, 9/1/2022	240,000	242,117
South Dakota Health and Educational Facilities Authority, Sanford Health Obligated Group Series B, Rev., 5.00%, 11/1/2022	85,000	86,306

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Dakota — continued
South Dakota Health and Educational Facilities Authority, Sanford Obligated Group
Rev., 5.00%, 11/1/2025	75,000	80,959
Rev., 5.00%, 11/1/2026	250,000	268,507
South Dakota Health and Educational Facilities Authority, Vocational Education Program
Rev., 5.00%, 8/1/2022	20,000	20,124
Series 2015B, Rev., 5.00%, 8/1/2022	50,000	50,310
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2020C, Rev., GNMA/FNMA/FHLMC COLL, 0.35%, 6/23/2022	390,000	388,307
Series 2019A, Rev., 1.90%, 6/23/2022	25,000	25,040
Series D, Rev., 2.55%, 6/23/2022	70,000	70,300
South Dakota State Building Authority
Series 2017A, Rev., 4.00%, 6/1/2022	50,000	50,000
Series 2018A, Rev., 4.00%, 6/1/2022	25,000	25,000
Series 2019A, Rev., 4.00%, 6/1/2022	90,000	90,000
Series 2013B, Rev., 5.00%, 6/1/2022	80,000	80,000
Series 2015B, Rev., 5.00%, 6/1/2022	35,000	35,000
Series A, Rev., 5.00%, 6/1/2022	50,000	50,000
Series E, Rev., 5.00%, 6/1/2022	25,000	25,000
Series 2012A, Rev., 5.00%, 9/1/2022 (b)	200,000	201,880
Series 2014D, Rev., 5.00%, 9/1/2022	80,000	80,736
Series 2020C, Rev., 3.00%, 6/1/2023	35,000	35,470
Series 2019A, Rev., 4.00%, 6/1/2023	140,000	143,258
Series B, Rev., 5.00%, 6/1/2023 (b)	45,000	46,527
Series 2019A, Rev., 4.00%, 6/1/2024	30,000	31,128
Series 2014D, Rev., 5.00%, 9/1/2024	25,000	26,585
Tender Option Bond Trust Receipts/Certificates Series 2020-XG0302, Rev., VRDO, LIQ : Barclays Bank plc, 0.78%, 6/9/2022 (c) (d)	5,760,000	5,760,000
Total South Dakota		10,848,843
Tennessee — 0.6%
Chattanooga Health Educational and Housing Facility Board, Catholic Health Initiatives
Series 2013A, Rev., 5.00%, 1/1/2023 (b)	100,000	101,915
Series 2013A, Rev., 5.25%, 1/1/2023 (b)	2,580,000	2,633,107
City of Chattanooga GO, 3.13%, 10/1/2025	140,000	140,452
City of Chattanooga, Electric System Series A, Rev., 5.00%, 9/1/2022	155,000	156,476
City of Clarksville GO, 3.00%, 6/1/2023	25,000	25,360
City of Clarksville Water Sewer and Gas Rev., 5.00%, 2/1/2023 (b)	50,000	51,164
City of Clarksville, Electric System Rev., 2.00%, 9/1/2022	50,000	50,104
City of Clarksville, Water Sewer and Gas Rev., 5.00%, 2/1/2023	80,000	81,900
City of Fayetteville GO, 2.00%, 6/1/2022	150,000	150,000
City of Gallatin GO, 5.00%, 1/1/2023	30,000	30,641
City of Germantown GO, 5.00%, 8/1/2022	25,000	25,157
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2022	45,000	45,000
City of Kingsport Series 2016B, GO, 4.00%, 3/1/2023	40,000	40,742
City of Knoxville, Electric System
Series 2016GG, Rev., 5.00%, 7/1/2022	25,000	25,078
Series 2017HH, Rev., 5.00%, 7/1/2022	35,000	35,109
Series 2017-II, Rev., 5.00%, 7/1/2022	20,000	20,062

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
City of Knoxville, Wastewater System
Rev., 5.00%, 4/1/2023	35,000	35,969
Series 2015A, Rev., 5.00%, 4/1/2023	95,000	97,630
City of La Vergne, Sewage Works GO, 3.30%, 3/1/2023 (b)	25,000	25,334
City of Lenoir City, Electric System Series 2020B, Rev., 3.00%, 6/1/2023	165,000	167,231
City of Maryville Series 2017B, GO, 5.00%, 6/1/2023	25,000	25,836
City of Memphis, Electric System Series 2020A, Rev., 4.00%, 12/1/2022	35,000	35,463
City of Memphis, Gas System Rev., 4.00%, 12/1/2022	35,000	35,466
City of Memphis, General Improvement
GO, 5.00%, 6/1/2022	110,000	110,000
GO, 5.00%, 5/1/2023	100,000	103,138
Series 2014A, GO, 5.00%, 11/1/2023	25,000	26,149
City of Memphis, Sanitary Sewerage System
Rev., 4.00%, 7/1/2022	50,000	50,117
Rev., 5.00%, 10/1/2022	45,000	45,558
City of Memphis, Storm Water System Rev., 5.00%, 10/1/2022	20,000	20,248
City of Morristown
GO, 5.00%, 9/1/2022	30,000	30,280
GO, 5.00%, 6/1/2023	25,000	25,841
City of Murfreesboro
GO, 5.00%, 6/1/2022	50,000	50,000
Series 2016B, GO, 5.00%, 12/1/2022	25,000	25,455
Series 2020C, GO, 3.00%, 2/1/2023	95,000	95,999
GO, 5.00%, 6/1/2023	90,000	93,063
City of Murfreesboro, Water and Sewer System Series 2016C, GO, 5.00%, 6/1/2022	60,000	60,000
County of Bradley GO, 5.00%, 6/1/2022	20,000	20,000
County of Franklin GO, 5.00%, 6/1/2022	45,000	45,000
County of Franklin, Public Improvement GO, 5.00%, 6/1/2023	100,000	103,312
County of Hamilton
Series 2015B, GO, 5.00%, 3/1/2023	20,000	20,527
Series 2015A, GO, 5.00%, 5/1/2023	60,000	61,888
County of Hawkins
Series 2021C, GO, 3.00%, 3/1/2023	115,000	116,145
GO, 5.00%, 6/1/2023	25,000	25,800
County of Knox
Series 2017B, GO, 5.00%, 6/1/2022	30,000	30,000
Series 2020C, GO, 5.00%, 6/1/2022	30,000	30,000
Series 2020A, GO, 5.00%, 8/1/2022	30,000	30,187
County of Madison GO, 5.00%, 4/1/2023	50,000	51,410
County of Maury GO, 5.00%, 4/1/2024	30,000	31,685
County of Shelby
Series 2012A, GO, 4.00%, 3/1/2023	30,000	30,556
Series 2019B, GO, 5.00%, 4/1/2023	15,000	15,428
County of Sumner, School and Public Improvement GO, 5.00%, 12/1/2022	170,000	172,985
County of Washington Series 2016A, GO, 4.00%, 6/1/2023	20,000	20,473
County of Williamson, District School GO, 5.00%, 4/1/2023 (b)	30,000	30,866
County of Williamson, Public Improvement and School GO, 5.00%, 4/1/2023	25,000	25,724
County of Wilson Series 2017B, GO, 4.00%, 4/1/2023	25,000	25,516

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Franklin Special School District GO, 4.00%, 6/1/2022	30,000	30,000
Greeneville Health & Educational Facilities Board
Series 2018A, Rev., 5.00%, 7/1/2022	3,440,000	3,449,276
Series 2018A, Rev., 5.00%, 7/1/2024	145,000	149,175
Series 2018A, Rev., 5.00%, 7/1/2025	440,000	452,239
Hallsdale-Powell Utility District Rev., 5.00%, 4/1/2023	45,000	46,284
Jackson Energy Authority Rev., 5.00%, 12/1/2022	25,000	25,450
Knox County First Utility District Rev., 4.00%, 12/1/2022 (b)	20,000	20,259
Knox County Health Educational & Housing Facility Board
Rev., 0.30%, 8/1/2022 (c)	600,000	598,411
Series 2012A, Rev., 4.00%, 1/1/2023	100,000	101,445
Series 2012A, Rev., 5.00%, 1/1/2024	85,000	86,513
Series 2012A, Rev., 5.00%, 1/1/2026	25,000	25,346
Mallory Valley Utility District Rev., 5.00%, 9/1/2023	75,000	78,068
Memphis-Shelby County Airport Authority Series 2021D, Rev., 5.00%, 7/1/2022	50,000	50,144
Metropolitan Government of Nashville & Davidson County
Rev., 2.50%, 7/1/2022 (b)	100,000	100,111
GO, 4.00%, 7/1/2022 (b)	20,000	20,046
Series 2017A, Rev., 4.00%, 7/1/2022	50,000	50,119
Rev., 5.00%, 7/1/2022	95,000	95,302
GO, 5.00%, 7/1/2022	355,000	356,126
GO, 5.00%, 7/1/2022 (b)	240,000	240,746
Series 2015A, GO, 5.00%, 7/1/2022	210,000	210,667
Series 2015C, GO, 5.00%, 7/1/2022	250,000	250,794
Series 2020B, Rev., 5.00%, 7/1/2022	50,000	50,159
Series 2012A, GO, 4.00%, 10/1/2022	25,000	25,230
Series 2013A, GO, 5.00%, 1/1/2023 (b)	50,000	51,046
Series 2013A, GO, 5.00%, 1/1/2023	70,000	71,476
Series 2014A, Rev., 5.00%, 5/15/2023	20,000	20,640
Series 2017B, Rev., 5.00%, 5/15/2023	60,000	61,919
Rev., 5.00%, 7/1/2023 (b)	100,000	103,642
GO, 5.00%, 7/1/2023 (b)	80,000	82,914
GO, 5.00%, 7/1/2023	105,000	108,859
Series 2017B, Rev., 5.00%, 7/1/2023	25,000	25,919
Series 2020B, Rev., 5.00%, 7/1/2023	35,000	36,286
Series A, GO, 5.00%, 7/1/2023	60,000	62,205
Metropolitan Government of Nashville & Davidson County, Health and Educational Facilities
Series 2012D, Rev., 4.00%, 10/3/2022 (b)	170,000	171,517
Series 2012D, Rev., 5.00%, 10/3/2022 (b)	50,000	50,613
Series 2021B, Rev., 4.00%, 10/1/2023	130,000	131,682
Series 2021B, Rev., 4.00%, 10/1/2024	170,000	171,366
Series 2021B, Rev., 4.00%, 10/1/2025	170,000	171,209
Metropolitan Government of Nashville & Davidson County, Sports Authority Series 2013A, Rev., 4.13%, 8/1/2023 (b)	40,000	41,153
Metropolitan Nashville Airport Authority (The) Series 2015A, Rev., 4.00%, 7/1/2022	135,000	135,292
Shelby County Health Educational and Housing Facilities Board, Methodist Le Bonheur Healthcare
Series 2017A, Rev., 5.00%, 5/1/2023	195,000	201,064
Series 2017A, Rev., 5.00%, 5/1/2025	160,000	172,099

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, The Village of Germantown
Rev., 5.00%, 12/1/2022 (b)	325,000	330,658
Rev., 5.38%, 12/1/2022 (b)	80,000	81,561
State of Tennessee
Series 2012A, GO, 5.00%, 8/1/2022	40,000	40,256
Series 2019A, GO, 5.00%, 9/1/2022	90,000	90,857
Series 2021A, GO, 5.00%, 11/1/2022	20,000	20,311
Tennessee Energy Acquisition Corp. Series 2006A, Rev., 5.25%, 9/1/2023	70,000	72,206
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	371,911
Series 2021A, Rev., 5.00%, 11/1/2026	400,000	430,532
Tennessee Energy Acquisition Corp., Gas Project
Series 2006A, Rev., 5.25%, 9/1/2022	770,000	775,831
Series 2017A, Rev., 4.00%, 5/1/2023 (c)	1,605,000	1,625,050
Tennessee Housing Development Agency, Residential Finance Program Series 1C, Rev., 3.00%, 7/1/2023	25,000	25,248
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Rev., 5.00%, 11/1/2022	435,000	441,699
Series 2013A, Rev., 5.00%, 11/1/2022	50,000	50,770
Series 2013A, Rev., 5.00%, 11/1/2022 (b)	55,000	55,831
Series 2018A, Rev., 5.00%, 11/1/2022	140,000	142,156
Series B, Rev., 5.00%, 11/1/2022	45,000	45,693
Series A, Rev., 5.00%, 11/1/2023	65,000	67,913
Series B, Rev., 5.00%, 11/1/2023	50,000	52,241
Series B, Rev., 5.00%, 11/1/2024	20,000	21,395
Town of Smyrna GO, 5.00%, 4/1/2024	30,000	31,685
Watauga River Regional Water Authority Rev., 5.00%, 7/1/2022 (b)	500,000	501,492
Total Tennessee		19,316,653
Texas — 5.7%
Abilene Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2023 (b)	60,000	61,500
Addicks Utility District, Waterworks and Sewer System, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	495,000	507,924
Alamo Community College District, Financing System Senior Lien Series 2012A, Rev., 5.00%, 11/1/2022	195,000	198,003
Alamo Community College District, Maintenance Tax GO, 5.00%, 2/15/2023	20,000	20,500
Alamo Regional Mobility Authority, Senior Lien Series 2022A, Rev., 5.00%, 6/15/2022	425,000	425,573
Alamo Regional Mobility Authority, Vehicle Registration Fee Senior Lien
Rev., 5.00%, 6/15/2022	135,000	135,182
Rev., 5.00%, 6/15/2023	85,000	87,911
Aldine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,497
Aledo Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,614
Alief Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	50,000	51,199
Allen Economic Development Corp., Sales Tax Series 2017A, Rev., 5.00%, 9/1/2022	40,000	40,379
Allen Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	55,000	56,288
Alvin Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2023	35,000	35,628
Amarillo College, Limited Tax GO, 3.00%, 2/15/2023	35,000	35,360
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2022	60,000	60,171
Series 2021A, Rev., 5.00%, 8/15/2023	155,000	157,377

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Arlington Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2023	55,000	56,354
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	25,625
Aubrey Independent School District, Capital Appreciation, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2023	45,000	44,510
Austin Community College District GO, 5.00%, 8/1/2022	20,000	20,126
Austin Community College District Public Facility Corp., Hays New Campus Project Rev., 4.00%, 8/1/2022 (b)	25,000	25,117
Austin Community College District Public Facility Corp., Highland Campus - Building 3000 Project Rev., 5.00%, 8/1/2023	25,000	25,954
Austin Community College District Public Facility Corp., Highland Campus - Parking Garage Project Series 2018C, Rev., 5.00%, 8/1/2022	100,000	100,628
Austin Community College District Public Facility Corp., Round Rock Campus Rev., 5.00%, 8/1/2022	25,000	25,157
Austin Community College District, Combined Fee Series 2016A, Rev., 4.00%, 2/1/2023	150,000	152,545
Austin Community College District, Limited Tax
GO, 5.00%, 8/1/2022	50,000	50,315
GO, 5.00%, 8/1/2023	45,000	46,744
Austin Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/1/2022	75,000	75,464
Series 2014B, GO, 5.00%, 8/1/2022	65,000	65,402
Series A, GO, PSF-GTD, 5.00%, 8/1/2022	50,000	50,309
Barbers Hill Independent School District, Unlimited Tax
GO, 5.00%, 2/15/2023	145,000	148,374
GO, PSF-GTD, 5.00%, 2/15/2023	70,000	71,699
Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023	65,000	66,577
Bastrop Independent School District, Unlimited Tax
Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023	70,000	70,749
GO, PSF-GTD, 5.00%, 2/15/2023	120,000	122,954
Bay City Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2025	40,000	43,088
Belton Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2023	100,000	101,745
Bexar County Hospital District GO, 5.00%, 2/15/2023	75,000	76,788
Bexar County Hospital District, Limited Tax GO, 5.00%, 2/15/2023	400,000	409,534
Board of Regents of the University of Texas System, Financing System
Series 2006C, Rev., 5.00%, 8/15/2022	30,000	30,236
Series 2010B, Rev., 5.00%, 8/15/2022	225,000	226,770
Series 2012A, Rev., 5.00%, 8/15/2022	175,000	176,377
Series 2012B, Rev., 5.00%, 8/15/2022	30,000	30,236
Series 2012B, Rev., 5.00%, 8/15/2022 (b)	635,000	639,964
Series 2014A, Rev., 5.00%, 8/15/2022	20,000	20,157
Series 2016C, Rev., 5.00%, 8/15/2022	105,000	105,826
Series 2016D, Rev., 5.00%, 8/15/2022	100,000	100,787
Series 2016E, Rev., 5.00%, 8/15/2022	330,000	332,596
Series 2016H, Rev., 5.00%, 8/15/2022	80,000	80,629
Series 2016-I, Rev., 5.00%, 8/15/2022	435,000	438,423
Series 2016J, Rev., 5.00%, 8/15/2022	180,000	181,416
Series 2017C, Rev., 5.00%, 8/15/2022	90,000	90,708
Series 2012A, Rev., 5.00%, 8/15/2023	20,000	20,812
Series 2016C, Rev., 5.00%, 8/15/2023	30,000	31,218
Series 2017C, Rev., 5.00%, 8/15/2023	110,000	114,467
Brazoria County Municipal Utility District No. 17, Unlimited Tax GO, AGM, 4.00%, 9/1/2023	50,000	51,305

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Brazoria-Fort Bend County Municipal Utility District No. 1 GO, 2.00%, 9/1/2022	80,000	80,138
Brazos River Authority, Williamson County Regional Raw Water Line Project Rev., 3.00%, 9/1/2022	65,000	65,288
Brazosport Water Authority, Water Supply System Series 2015C, Rev., 4.00%, 9/1/2022	25,000	25,166
Brock Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	55,000	55,429
Brushy Creek Municipal Utility District, Unlimited Tax GO, 3.00%, 6/1/2022	25,000	25,000
Bryan Independent School District, Unlimited Tax
GO, PSF-GTD, 3.25%, 2/15/2023	180,000	182,302
GO, PSF-GTD, 4.00%, 2/15/2023	65,000	66,171
Buna Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 2.25%, 8/15/2023	80,000	80,212
Burleson Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2023	25,000	25,567
Canadian River Municipal Water Authority, Conjunctive Use Groundwater Supply Project Rev., 5.00%, 2/15/2023	50,000	51,210
Canyon Regional Water Authority , Tax-Exempt Rev., 5.00%, 8/1/2022	315,000	316,974
Canyon Regional Water Authority, Wells Ranch I Project Rev., 5.00%, 8/1/2022	50,000	50,313
Carrizo Springs Consolidated Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2022 (b)	70,000	70,399
Carroll Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	60,000	61,499
Carrollton-Farmers Branch Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,605
Cedar Hill Independent School District, Unlimited Tax
Series 2012-A, GO, PSF-GTD, 5.00%, 8/15/2022 (b)	30,000	30,235
Series 2012-A, GO, PSF-GTD, Zero Coupon, 2/15/2023	240,000	237,472
GO, PSF-GTD, 5.00%, 2/15/2023 (b)	90,000	92,249
Series 2013A, GO, PSF-GTD, 5.00%, 2/15/2023	75,000	76,873
Celina Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	50,000	50,384
Center Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	45,000	46,082
Central Texas Regional Mobility Authority, Subordinated Lien
Rev., 5.00%, 1/1/2023 (b)	430,000	438,611
Series 2020F, Rev., BAN, 5.00%, 1/1/2025	720,000	751,876
Central Texas Turnpike System
Series 2002-A, Rev., AGM-CR, AMBAC, Zero Coupon, 8/15/2022	30,000	29,908
Series 2002-A, Rev., AMBAC, Zero Coupon, 8/15/2022	1,685,000	1,679,500
Series 2012-A, Rev., 5.00%, 8/15/2022 (b)	980,000	987,560
Series 2012-A, Rev., AGM-CR, 5.00%, 8/15/2022 (b)	200,000	201,543
Series C, Rev., 5.00%, 8/15/2022	175,000	175,990
Chambers County Improvement District No. 1, Unlimited Tax GO, 3.00%, 9/1/2022	30,000	30,114
Chico Independent School District GO, PSF-GTD, 6.00%, 2/15/2023	50,000	51,568
City of Abilene
GO, 4.00%, 2/15/2023	160,000	162,848
GO, 5.00%, 2/15/2024	25,000	26,304
City of Albany, Combination Tax GO, AGM, 4.00%, 2/1/2023	30,000	30,415
City of Allen, Collin County GO, 4.00%, 8/15/2022	40,000	40,227
City of Amarillo
GO, 4.00%, 2/15/2023	25,000	25,441
Rev., 5.00%, 4/1/2023	20,000	20,572
City of Arlington, Permanent Improvement
Series B, GO, 3.00%, 8/15/2022	25,000	25,094
GO, 5.00%, 8/15/2022	25,000	25,195
GO, 5.00%, 8/15/2023	25,000	26,006
City of Arlington, Special Tax Rev., 4.00%, 2/15/2023	45,000	45,763
City of Arlington, Water and Wastewater System Series 2013B, Rev., 3.00%, 6/1/2022	50,000	50,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Austin
GO, 5.00%, 9/1/2022	615,000	620,811
Series 2011A, GO, 5.00%, 9/1/2022	75,000	75,709
GO, 5.00%, 9/1/2023	25,000	26,038
City of Austin, Water and Wastewater System Series 2015A-1, Rev., 5.00%, 11/15/2022	130,000	132,111
City of Austin, Electric Utility System
Series 2015A, Rev., 5.00%, 11/15/2022	120,000	122,009
Series 2012A, Rev., 5.00%, 11/15/2024	495,000	501,476
Rev., 5.00%, 11/15/2025	100,000	101,272
City of Austin, Public Improvement
GO, 5.00%, 9/1/2022	335,000	338,165
GO, 5.00%, 11/1/2022	25,000	25,385
GO, 5.00%, 9/1/2023	70,000	72,907
City of Austin, Public Property Financing GO, 5.00%, 11/1/2022	85,000	86,309
City of Austin, Water and Wastewater System
Rev., 5.00%, 11/15/2022	100,000	101,633
Series 2013A, Rev., 5.00%, 5/15/2023 (b)	10,000	10,317
Rev., 5.00%, 11/15/2023	20,000	20,326
Series 2013A, Rev., 5.00%, 11/15/2023	10,000	10,316
Rev., 5.00%, 11/15/2024	25,000	25,327
Series 2013A, Rev., 5.00%, 11/15/2024	25,000	25,691
City of Baytown GO, 5.00%, 2/1/2023	410,000	419,490
City of Beaumont GO, 5.00%, 3/1/2023	150,000	153,813
City of Beaumont, Waterworks & Sewer System
Rev., 5.00%, 9/1/2022 (b)	55,000	55,517
Series A, Rev., AGM, 5.00%, 9/1/2022	105,000	105,955
City of Boerne GO, 5.00%, 3/1/2023	50,000	51,305
City of Brownsville, Utilities System
Rev., AGM, 5.00%, 9/1/2022	150,000	151,327
Series 2013A, Rev., 5.00%, 9/1/2022	425,000	428,759
Series 2013A, Rev., 5.00%, 9/1/2023	100,000	103,800
Series 2013A, Rev., 5.00%, 9/1/2024	225,000	233,237
City of Bryan
GO, 3.00%, 8/15/2022	30,000	30,099
GO, 4.00%, 8/15/2022	165,000	165,877
City of Bryan, Electric System
Rev., 5.00%, 7/1/2023	15,000	15,528
Series 2021A, Rev., 5.00%, 7/1/2024	245,000	259,504
City of Bryan, Rural Electric System
Rev., 5.00%, 7/1/2022	165,000	165,513
Rev., 5.00%, 7/1/2023	10,000	10,352
Rev., AGM, 5.00%, 7/1/2024	490,000	519,214
City of Bryan, Waterworks and Sewer System Rev., 4.00%, 7/1/2022	70,000	70,152
City of Buda GO, 5.00%, 8/15/2024	20,000	21,286
City of Buda, Combination Tax GO, 5.00%, 8/15/2022	105,000	105,785
City of Burleson GO, 5.00%, 3/1/2023	370,000	379,433
City of Carrollton GO, 5.00%, 8/15/2022	90,000	90,706

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Cedar Hill
GO, 4.00%, 2/15/2023	45,000	45,744
GO, 5.00%, 2/15/2023	25,000	25,587
GO, 5.00%, 2/15/2025	40,000	43,033
City of Cedar Park GO, 5.00%, 2/15/2023	30,000	30,749
City of Cedar Park, Utility System Rev., 3.00%, 8/15/2022	25,000	25,094
City of College Station GO, 5.00%, 2/15/2023	50,000	51,249
City of Conroe
Series 2019B, GO, 5.00%, 11/15/2022	60,000	60,988
Series 2018B, GO, 5.00%, 11/15/2024	25,000	26,768
Series 2019A, GO, 5.00%, 3/1/2025	35,000	37,683
City of Coppell, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2023	50,000	51,177
City of Copperas Cove GO, 4.00%, 8/15/2025	25,000	26,374
City of Corinth, Combination Tax GO, 5.00%, 2/15/2023	25,000	25,591
City of Corpus Christi GO, 5.00%, 3/1/2023	90,000	92,335
City of Corpus Christi, General Improvement
GO, 5.00%, 3/1/2023	110,000	112,854
Series 2020A, GO, 5.00%, 3/1/2023	45,000	46,168
City of Corpus Christi, Junior Lien Utility System
Rev., 5.00%, 7/15/2022	615,000	617,837
Series 2020A, Rev., 5.00%, 7/15/2022	50,000	50,231
Rev., 5.00%, 7/15/2023 (b)	25,000	25,915
Series 2020A, Rev., 5.00%, 7/15/2023	75,000	77,801
City of Dallas
GO, 5.00%, 2/15/2023	945,000	968,603
Series 2020A, GO, 5.00%, 2/15/2023	50,000	51,249
Series 2019A, GO, 5.00%, 2/15/2024	220,000	231,511
GO, 5.00%, 2/15/2025	100,000	104,740
Series 2013A, GO, 5.00%, 2/15/2025	25,000	25,503
GO, 5.00%, 2/15/2026	185,000	193,539
GO, 5.00%, 2/15/2027	160,000	167,214
City of Dallas, Equipment Acquisition Contract
GO, 5.00%, 2/15/2023	215,000	220,370
Series 2020B, GO, 5.00%, 2/15/2023	95,000	97,373
City of Dallas, Waterworks and Sewer System
Rev., 5.00%, 10/1/2022	75,000	75,220
Series 2012A, Rev., 5.00%, 10/1/2022	50,000	50,617
Series 2016A, Rev., 5.00%, 10/1/2022	35,000	35,432
Series 2020C, Rev., 5.00%, 10/1/2022	70,000	70,863
Series 2012A, Rev., 5.00%, 10/1/2023	120,000	121,325
City of Deer Park GO, 3.00%, 3/15/2024	25,000	25,481
City of Denton
GO, 3.00%, 2/15/2023	50,000	50,552
GO, 5.00%, 2/15/2023	45,000	46,124
City of DeSoto
GO, 5.00%, 2/15/2023	110,000	112,630
Series 2020D, GO, 5.00%, 2/15/2023	165,000	168,945
City of Eagle Pass GO, AGM, 5.00%, 3/1/2023	25,000	25,643

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of EI Paso, Combination Tax GO, 5.00%, 8/15/2022	85,000	85,648
City of El Paso
GO, 4.00%, 8/15/2022	120,000	120,673
GO, 4.00%, 8/15/2022 (b)	80,000	80,464
GO, 5.00%, 8/15/2022	135,000	136,029
Series 2019A, GO, 5.00%, 8/15/2022	170,000	171,295
Series 2014A, GO, 5.00%, 8/15/2023	300,000	311,743
City of El Paso, Combination Tax GO, 5.00%, 8/15/2022	25,000	25,191
City of El Paso, Water and Sewer System Rev., 5.00%, 3/1/2023	155,000	158,764
City of Farmers Branch
GO, 4.00%, 2/15/2023	60,000	61,038
GO, 4.00%, 2/15/2025	35,000	36,777
City of Farmers Branch, Combination Tax GO, 5.00%, 2/15/2023	30,000	30,726
City of Forney, Tax and Waterworks and Sewer System GO, 2.25%, 2/15/2023	35,000	35,167
City of Fort Worth, Drainage Utility System
Rev., 4.00%, 2/15/2023	30,000	30,513
Rev., 5.00%, 2/15/2023	30,000	30,722
City of Frisco
GO, 5.00%, 2/15/2023	280,000	286,993
Series 2011, GO, 5.00%, 2/15/2023	45,000	45,129
Series 2015A, GO, 5.00%, 2/15/2023	15,000	15,375
GO, 5.00%, 2/15/2025	35,000	37,702
City of Garland
GO, 5.00%, 2/15/2023	55,000	56,327
Series 2015A, GO, 5.00%, 2/15/2023	25,000	25,616
City of Garland, Electric Utility System
Rev., 5.00%, 3/1/2023	835,000	855,465
Rev., 5.00%, 3/1/2023	205,000	210,180
Series 2016A, Rev., 5.00%, 3/1/2023	20,000	20,490
Series 2016B, Rev., 5.00%, 3/1/2023	490,000	502,010
Series 2019A, Rev., 5.00%, 3/1/2023	540,000	553,235
Rev., 5.00%, 3/1/2025	250,000	267,914
Series 2019A, Rev., 5.00%, 3/1/2025	3,480,000	3,729,359
Rev., 5.00%, 3/1/2026	250,000	273,217
Series 2019A, Rev., 5.00%, 3/1/2026	240,000	262,289
City of Garland, Water and Sewer System
Rev., 5.00%, 3/1/2023	25,000	25,618
Series 2014A, Rev., 5.00%, 3/1/2023	105,000	107,597
City of Georgetown
GO, 4.00%, 8/15/2022	145,000	145,816
GO, 5.00%, 8/15/2022	155,000	156,185
GO, 5.00%, 8/15/2023	25,000	25,976
City of Georgetown, Combination Tax GO, 5.00%, 8/15/2022	25,000	25,191
City of Granbury Series 2016A, GO, 4.00%, 8/15/2025	35,000	37,057
City of Granbury, Combination Tax GO, 5.00%, 8/15/2022	35,000	35,270
City of Grand Prairie
GO, 3.00%, 2/15/2023	45,000	45,472
Series 2019A, GO, 4.00%, 2/15/2023	25,000	25,436

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
GO, 5.00%, 2/15/2023	200,000	204,881
City of Grapevine
GO, 4.00%, 2/15/2023	40,000	40,695
GO, 5.00%, 2/15/2023	125,000	128,042
City of Grapevine, Combination Tax Series 2015A, GO, 5.00%, 8/15/2022	245,000	246,887
City of Hamilton, Warrants GO, 3.00%, 8/1/2022	25,000	25,071
City of Harlingen GO, 5.00%, 2/15/2023	20,000	20,478
City of Heath, Combination Tax and Surplus GO, 5.00%, 2/15/2025	40,000	43,033
City of Houston
Rev., TRAN, 2.00%, 6/30/2022	100,000	100,082
Series 2016A, GO, 5.00%, 3/1/2024	35,000	36,882
City of Houston, Airport System, Subordinate Lien
Series 2012B, Rev., 5.00%, 7/1/2022	55,000	55,163
Series 2012B, Rev., 5.00%, 7/1/2022 (b)	285,000	285,897
Series 2018B, Rev., 5.00%, 7/1/2022	275,000	275,814
Series 2018D, Rev., 5.00%, 7/1/2022	150,000	150,444
Series 2018D, Rev., 5.00%, 7/1/2026	45,000	49,406
Series 2020B, Rev., 5.00%, 7/1/2026	35,000	38,456
City of Houston, Combined Utility System, First Lien
Series 2012D, Rev., 4.00%, 11/15/2022 (b)	80,000	80,962
Series 2012D, Rev., 5.00%, 11/15/2022 (b)	155,000	157,597
Series 2014D, Rev., 5.00%, 11/15/2022	375,000	381,157
Series 2016B, Rev., 5.00%, 11/15/2022	350,000	355,746
Series 2017B, Rev., 5.00%, 11/15/2022	25,000	25,410
Series 2018D, Rev., 5.00%, 11/15/2022	180,000	182,955
Series 2014C, Rev., 4.00%, 5/15/2023	100,000	102,267
Series 2014C, Rev., 5.00%, 5/15/2023	115,000	118,690
Series 2013B, Rev., 4.00%, 11/15/2023	25,000	25,800
Series 2002C, Rev., 5.00%, 11/15/2023	25,000	26,157
Series 2014D, Rev., 5.00%, 11/15/2023	175,000	183,098
City of Houston, Combined Utility System, Junior Lien
Rev., AGM, Zero Coupon, 12/1/2022 (b)	70,000	69,498
Rev., AGM, Zero Coupon, 12/1/2022	90,000	89,306
Series A, Rev., AGM, Zero Coupon, 12/1/2024	85,000	80,194
City of Houston, Demolition Program Series 2013A, GO, 5.00%, 3/1/2023	30,000	30,776
City of Houston, Public Improvement
Series 2013A, GO, 5.00%, 3/1/2023	20,000	20,517
Series 2013A, GO, 5.00%, 3/1/2023 (b)	115,000	118,019
Series 2014A, GO, 5.00%, 3/1/2023	95,000	97,458
Series 2017A, GO, 5.00%, 3/1/2023	120,000	123,105
Series 2017A, GO, 5.00%, 3/1/2024	195,000	205,488
City of Hurst GO, 3.00%, 8/15/2022 (b)	25,000	25,091
City of Hutto Series 2019A, GO, 5.00%, 8/1/2025	20,000	21,708
City of Irving GO, 5.00%, 9/15/2022	25,000	25,268
City of Irving, Waterworks and Sewer System Rev., 5.00%, 8/15/2022	25,000	25,187
City of Irving, Waterworks and Sewer System, New Lien Series 2017B, Rev., 5.00%, 8/15/2022	20,000	20,150
City of Kenedy, Combination Tax GO, 4.00%, 5/1/2025	25,000	26,320
City of Kyle GO, 4.00%, 8/15/2022	35,000	35,196

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Lakeway GO, 4.00%, 2/1/2024	45,000	46,496
City of Lancaster GO, 5.00%, 2/15/2023	25,000	25,596
City of Laredo
GO, 4.00%, 2/15/2023	20,000	20,357
GO, 5.00%, 2/15/2023	235,000	240,836
GO, 5.00%, 2/15/2024	50,000	51,178
GO, 5.00%, 2/15/2024	25,000	26,338
City of Laredo, Combination Tax GO, 5.00%, 2/15/2025	40,000	43,011
City of League City GO, 5.00%, 2/15/2023	55,000	56,346
City of Leander, Combination Tax GO, 4.00%, 8/15/2022	60,000	60,338
City of Lewisville GO, 4.00%, 2/15/2023	25,000	25,424
City of Longview
GO, 4.00%, 6/1/2022	20,000	20,000
GO, 5.00%, 6/1/2022	60,000	60,000
GO, 5.00%, 6/1/2023	50,000	51,656
City of Lubbock
Series 2018A, GO, 3.00%, 2/15/2023	40,000	40,442
Series 2016A, GO, 4.00%, 2/15/2023	35,000	35,630
GO, 5.00%, 2/15/2023	160,000	163,997
GO, 5.00%, 2/15/2027	20,000	21,506
City of Lubbock Water and Wastewater System Series 2020A, Rev., 5.00%, 2/15/2023	45,000	46,047
City of Lubbock, Electric Light and Power System
Rev., 5.00%, 4/15/2023	25,000	25,740
Rev., 5.00%, 4/15/2024	400,000	422,455
Rev., 5.00%, 4/15/2025	125,000	134,509
City of Mansfield GO, 5.00%, 2/15/2023	20,000	20,494
City of Mansfield Waterworks and Sewer System Rev., 5.00%, 8/1/2022	110,000	110,691
City of Mansfield, Combination Tax GO, 2.00%, 2/15/2024	25,000	25,003
City of McAllen, Limited Tax GO, 5.00%, 2/15/2023	25,000	25,603
City of McAllen, Water and Sewer Rev., 5.00%, 2/1/2023	25,000	25,570
City of McKinney
GO, 5.00%, 8/15/2022	225,000	226,729
GO, 5.00%, 8/15/2023	30,000	31,185
Series 2020A, GO, 5.00%, 8/15/2023	180,000	187,112
GO, 5.00%, 8/15/2025	25,000	27,207
City of McKinney, Waterworks and Sewer System Rev., 5.00%, 3/15/2023	45,000	46,222
City of Mesquite GO, 5.00%, 2/15/2023	30,000	30,677
City of Mesquite, Waterworks and Sewer System
Rev., 3.00%, 3/1/2023	45,000	45,408
Rev., 4.00%, 3/1/2023	75,000	76,233
City of Midland
GO, 5.00%, 3/1/2023	45,000	46,171
Series 2018A, GO, 5.00%, 3/1/2025	70,000	75,365
City of Midland, Certificates of Obligation
GO, 5.00%, 3/1/2023	175,000	179,555
GO, 5.00%, 3/1/2025	40,000	43,066
City of Midlothian, Combination Tax, Navarro College District GO, 3.00%, 8/15/2024	25,000	25,541

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Missouri City
GO, 5.00%, 6/15/2022	75,000	75,103
GO, 5.00%, 6/15/2023	55,000	56,878
GO, 5.00%, 6/15/2024	30,000	31,791
City of Missouri City, Combination Tax, Certificates of Obligation
Series 2018A, GO, 5.00%, 6/15/2022	20,000	20,028
Series 2018B, GO, 4.00%, 6/15/2025	25,000	26,350
City of Mont Belvieu, Certificates of Obligation
GO, 4.00%, 8/15/2022	100,000	100,550
GO, 5.00%, 8/15/2023	50,000	51,927
City of New Braunfels, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/1/2023	60,000	61,365
GO, 5.00%, 2/1/2025	40,000	42,953
City of New Braunfels, Utility System
Rev., 5.00%, 7/1/2022	75,000	75,228
Rev., 5.00%, 7/1/2023	40,000	41,422
City of North Richland Hills GO, 3.00%, 2/15/2023	30,000	30,321
City of North Richland Hills, Waterworks and Sewer System GO, 4.00%, 2/15/2023	30,000	30,530
City of Odessa
GO, 4.00%, 3/1/2023	165,000	167,899
GO, 5.00%, 3/1/2023	495,000	507,357
GO, 5.00%, 3/1/2026	265,000	277,534
City of Pasadena
GO, 2.25%, 2/15/2023	45,000	45,218
Series 2012A, GO, 5.00%, 2/15/2024	55,000	55,172
City of Pearland, Permanent Improvement
GO, 5.00%, 3/1/2023	180,000	184,752
Series 2016A, GO, 5.00%, 3/1/2023	30,000	30,792
GO, 5.00%, 3/1/2024	40,000	42,201
Series 2016B, GO, 5.00%, 3/1/2024	25,000	26,376
City of Pearland, Waterworks and Sewer System Series 2019B, Rev., 5.00%, 9/1/2022	190,000	191,724
City of Pflugerville, Limited Tax
GO, 5.00%, 8/1/2022	370,000	372,338
GO, 5.00%, 8/1/2022 (b)	125,000	125,790
City of Plano
GO, 5.00%, 9/1/2022	240,000	242,244
GO, 5.00%, 9/1/2023	40,000	40,999
GO, 5.00%, 9/1/2023	30,000	31,231
City of Plano, Waterworks and Sewer System Rev., 5.00%, 5/1/2023	25,000	25,780
City of Port Aransas, Combination Tax, Certificates of Obligation GO, 4.00%, 2/1/2025	25,000	26,262
City of Portland, Combination Tax, Certificates of Obligation GO, 4.00%, 8/15/2023	25,000	25,679
City of Richardson GO, 5.00%, 2/15/2023	85,000	86,996
City of Richardson, Combination Tax, Certificates of Obligation
GO, 3.00%, 2/15/2023	45,000	45,431
GO, 4.00%, 2/15/2023	100,000	101,780
GO, 4.50%, 2/15/2023	30,000	30,638
GO, 5.00%, 2/15/2023	100,000	102,348
City of Richland Hills, Combination Tax, Certificates of Obligation GO, 4.00%, 8/15/2022	25,000	25,143

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of Roanoke, Combination Tax, Certificates of Obligation GO, 3.00%, 8/15/2022	25,000	25,089
City of Rockwall, Certificates of Obligation GO, 4.00%, 8/1/2022	25,000	25,116
City of Round Rock
GO, 3.00%, 8/15/2022	70,000	70,266
GO, 5.00%, 8/15/2022	20,000	20,157
City of Round Rock, Utility System Rev., 5.00%, 8/1/2022	100,000	100,637
City of Sachse, Combination Tax and Limited Surplus Series 2017A, GO, 4.00%, 2/15/2025	65,000	68,108
City of San Angelo, Combination Tax, Certificates of Obligation
GO, 3.00%, 2/15/2023	50,000	50,510
GO, 5.00%, 2/15/2023	80,000	81,930
City of San Antonio GO, 5.00%, 8/1/2022	115,000	115,728
City of San Antonio, Certificates of Obligation, Combination Tax GO, 5.00%, 8/1/2022	105,000	105,665
City of San Antonio, Drainage Utility System
Rev., 5.00%, 2/1/2024	100,000	102,148
Rev., 5.00%, 2/1/2027	50,000	50,923
City of San Antonio, Electric and Gas Systems
Rev., 3.00%, 8/1/2022	175,000	175,512
Rev., 5.00%, 8/1/2022	425,000	427,650
Rev., 5.00%, 2/1/2023	2,585,000	2,645,525
Rev., 5.00%, 2/1/2023 (b)	345,000	353,148
Rev., 5.00%, 2/1/2024	80,000	84,165
Rev., 5.25%, 2/1/2024	260,000	274,596
City of San Antonio, General Improvement GO, 5.00%, 8/1/2022	85,000	85,538
City of San Marcos GO, 3.00%, 8/15/2022	75,000	75,283
City of San Marcos, Combination Tax, Certificates of Obligation
GO, 5.00%, 8/15/2023	60,000	62,415
GO, 5.00%, 8/15/2024	35,000	37,273
City of Seguin
GO, 4.00%, 9/1/2022	25,000	25,167
GO, 5.00%, 9/1/2022	75,000	75,686
City of Seguin, Combination Tax, Certificates of Obligation Series 2016A, GO, 5.50%, 9/1/2022	25,000	25,259
City of Sherman, Combination Tax, Certificates of Obligation
GO, 5.00%, 8/15/2022	25,000	25,193
GO, 5.00%, 8/15/2024	25,000	26,613
City of Southlake GO, 5.00%, 2/15/2023	50,000	51,235
City of Sugar Land GO, 5.00%, 2/15/2023	45,000	46,124
City of Sugar Land, Waterworks and Sewer System
Rev., 4.00%, 8/15/2022	70,000	70,397
Rev., 5.00%, 8/15/2022	125,000	125,960
City of Temple
GO, 4.00%, 8/1/2022	35,000	35,165
GO, 5.00%, 8/1/2022	140,000	140,890
City of Temple, Combination Tax, Certificates of Obligation
GO, 2.00%, 8/1/2022	150,000	150,204
GO, 4.00%, 8/1/2022	20,000	20,092
GO, 5.00%, 8/1/2022	25,000	25,156
City of The Colony, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/15/2023	35,000	35,792

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
GO, 5.00%, 8/15/2023	60,000	62,239
City of Tyler, Water and Sewer System Rev., 5.00%, 9/1/2022	20,000	20,182
City of Victoria GO, 5.00%, 8/15/2022	55,000	55,418
City of Victoria, Utility System Rev., 5.00%, 12/1/2022	165,000	167,848
City of Waco GO, 5.00%, 2/1/2023	25,000	25,585
City of Waco, Certificates of Obligation GO, 5.00%, 2/1/2023	40,000	40,937
City of Waco, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/1/2023	145,000	148,396
GO, 5.00%, 2/1/2024	20,000	21,055
GO, 5.00%, 2/1/2025	30,000	32,296
City of Waxahachie
GO, 4.00%, 8/1/2022	100,000	100,456
Series 2016B, GO, 5.00%, 8/1/2022	195,000	196,206
GO, 4.00%, 8/1/2023	35,000	35,926
City of Waxahachie, Combination Tax, Certificates of Obligation
GO, 5.00%, 8/1/2022	45,000	45,278
GO, 4.00%, 8/1/2024	25,000	26,039
City of Weatherford
GO, 4.00%, 3/1/2023	65,000	66,211
GO, 4.00%, 3/1/2025	30,000	31,478
City of Weatherford, Utility System Rev., AGM, 5.00%, 9/1/2022	30,000	30,278
City of Weslaco, Certificates of Obligation GO, 5.00%, 2/15/2024	20,000	20,998
City of Wichita Falls Series 2018B, GO, 4.00%, 10/1/2022	100,000	100,881
City of Wichita Falls, Water and Sewer System Rev., 5.00%, 8/1/2022	75,000	75,469
City of Windcrest Series 2019B, GO, 5.00%, 2/15/2023	75,000	76,761
City of Woodway GO, 5.00%, 8/15/2023	25,000	25,997
City of Wylie GO, 5.00%, 2/15/2023	135,000	138,305
City of Wylie, Combination Tax, Certificates of Obligation GO, 4.00%, 2/15/2023	40,000	40,684
Clear Lake City Water Authority GO, 4.00%, 3/1/2023	145,000	147,428
Clifton Higher Education Finance Corp., Idea Public Schools
Rev., PSF-GTD, 4.00%, 8/15/2022	25,000	25,119
Rev., PSF-GTD, 5.00%, 8/15/2022	250,000	251,688
Rev., PSF-GTD, 4.00%, 8/15/2023	60,000	61,522
Rev., PSF-GTD, 5.00%, 8/15/2023	530,000	549,713
Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2022	30,000	30,240
Columbia-Brazoria Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/1/2025	200,000	204,150
Comal Independent School District, Capital Appreciation Series 2005-A, GO, PSF-GTD, Zero Coupon, 2/1/2023	50,000	49,509
Comal Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2023	20,000	20,470
Series 2015A, GO, PSF-GTD, 5.00%, 2/1/2023	20,000	20,470
GO, PSF-GTD, 5.00%, 2/1/2025	55,000	59,283
Series B, GO, PSF-GTD, 5.00%, 2/1/2025	25,000	26,268
Community Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2023	45,000	45,485
Conroe Independent School District, School Building, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	120,000	122,954
Conroe Independent School District, Unlimited Tax, School Building Series 2014A, GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,492
Coppell Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2022	70,000	70,546
Series 2016D, GO, 5.00%, 8/15/2022	75,000	75,587

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2019A, GO, 5.00%, 8/15/2022	45,000	45,352
Series 2019A, GO, 5.00%, 8/15/2023	40,000	41,595
Coppell Recreational Development Corp. Rev., 5.00%, 8/1/2023	25,000	25,919
Corpus Christi Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2022	35,000	35,131
Cotulla Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,614
County of Bexar GO, 5.00%, 6/15/2023	60,000	62,099
County of Bexar, Combination Tax, Certificates of Obligation
Series 2013B, GO, 5.00%, 6/15/2022	75,000	75,106
Series 2016B, GO, 5.00%, 6/15/2022	70,000	70,099
Series 2013B, GO, 5.00%, 6/15/2023 (b)	35,000	36,241
County of Bexar, Combined Venue Project Rev., 5.00%, 8/15/2022 (b)	100,000	100,782
County of Bexar, Flood Control Tax
GO, 5.00%, 6/15/2022	80,000	80,113
GO, 5.00%, 6/15/2024	45,000	47,733
County of Bexar, Limited Tax
GO, 5.00%, 6/15/2022	55,000	55,078
Series 2020A, GO, 5.00%, 6/15/2022	20,000	20,028
County of Brazos, Certificates of Obligation GO, 5.00%, 9/1/2022	25,000	25,234
County of Brazos, Limited Tax GO, 5.00%, 9/1/2022	70,000	70,654
County of Cameron, Certificates of Obligation
GO, 4.00%, 2/15/2023	70,000	71,122
Series B, GO, 4.00%, 2/15/2023	25,000	25,401
County of Collin, Permanent Improvement, Limited Tax GO, 5.00%, 2/15/2023	145,000	148,611
County of Comal, Combination Tax, Certificates of Obligation Series 2017A, GO, 3.00%, 2/1/2023	25,000	25,248
County of Comal, Limited Tax
GO, 3.00%, 2/1/2023	55,000	55,546
GO, 4.00%, 2/1/2023	160,000	162,640
GO, 4.00%, 2/1/2025	35,000	36,748
County of Denton, Permanent Improvement
GO, 4.00%, 7/15/2022	50,000	50,174
GO, 4.00%, 7/15/2022 (b)	80,000	80,278
GO, 5.00%, 7/15/2022	150,000	150,699
Series 2019A, GO, 5.00%, 7/15/2023	50,000	51,890
County of El Paso
GO, 5.00%, 2/15/2023	30,000	30,704
GO, 5.00%, 2/15/2024	20,000	20,940
County of Falls GO, 5.00%, 9/1/2022	25,000	25,221
County of Fort Bend Series B, GO, 5.00%, 3/1/2023	100,000	102,663
County of Fort Bend, Unlimited Tax
GO, 5.00%, 3/1/2023	25,000	25,666
Series B, GO, 5.00%, 3/1/2023	20,000	20,533
County of Galveston, Capital Appreciation, Justice Center Series 2001A, GO, NATL-RE, Zero Coupon, 2/1/2023	30,000	29,684
County of Galveston, Limited Tax
GO, 5.00%, 2/1/2024	50,000	52,493
GO, 5.00%, 2/1/2025	30,000	32,215
County of Galveston, Unlimited Tax Road GO, 4.00%, 2/1/2023	70,000	71,127
County of Grayson, Pass-Through Toll, Limited Tax GO, 4.50%, 1/1/2023	50,000	50,878

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Harris
Series B, GO, 5.00%, 10/1/2022	20,000	20,250
Series 2012A, GO, 5.00%, 10/1/2023	50,000	50,555
Series 2012A, GO, 5.00%, 8/15/2026	30,000	30,182
County of Harris, Permanent Improvement Series 2017A, GO, 5.00%, 10/1/2023	25,000	26,101
County of Harris, Senior Lien, Toll Road Series 2015B, Rev., 5.00%, 8/15/2023	25,000	26,009
County of Harris, Subordinate Lien Series 2019B, GO, 5.00%, 8/15/2022	65,000	65,509
County of Harris, Subordinated Lien
GO, 5.00%, 8/15/2022	85,000	85,665
GO, 5.13%, 8/15/2024	80,000	83,114
Series 2007C, GO, 5.25%, 8/15/2024	280,000	299,625
County of Harris, Toll Road, Senior Lien
Series 2015B, Rev., 5.00%, 8/15/2022	380,000	382,974
Series 2016A, Rev., 5.00%, 8/15/2022	570,000	574,461
Series 2016A, Rev., 5.00%, 8/15/2023	190,000	197,670
Series 2016A, Rev., 5.00%, 8/15/2024	60,000	63,870
Series 2012C, Rev., 5.00%, 8/15/2025	405,000	407,208
County of Harris, Unlimited Tax
GO, 5.00%, 10/1/2022	50,000	50,625
Series 2017A, GO, 5.00%, 10/1/2022	20,000	20,250
Series 2019A, GO, 5.00%, 10/1/2022	300,000	303,749
Series 2012A, GO, 5.00%, 10/1/2024	50,000	50,518
County of Hays, Limited Tax
GO, 3.25%, 2/15/2023 (b)	20,000	20,243
GO, 4.00%, 2/15/2023 (b)	20,000	20,353
GO, 5.00%, 2/15/2023	165,000	169,062
GO, 5.00%, 2/15/2025	35,000	37,683
County of Hays, Pass Through Toll
GO, 4.25%, 2/15/2023 (b)	25,000	25,485
GO, 4.50%, 2/15/2023 (b)	50,000	51,058
County of Hays, Unlimited Tax GO, 4.00%, 2/15/2023	40,000	40,706
County of Hidalgo GO, 5.00%, 8/15/2023	20,000	20,788
County of Hidalgo, Limited Tax Series 2019B, GO, 5.00%, 8/15/2023	20,000	20,788
County of Jefferson
GO, 5.00%, 8/1/2022	25,000	25,076
GO, 5.00%, 8/1/2022	50,000	50,310
County of Kendall, Limited Tax GO, 4.00%, 3/1/2023	25,000	25,437
County of Lubbock GO, 5.00%, 2/15/2023	265,000	271,430
County of Montgomery, Unlimited Tax
GO, 5.00%, 3/1/2023	30,000	30,758
Series 2016A, GO, 5.00%, 3/1/2023	250,000	256,316
County of Nueces, Combination of Tax GO, 4.00%, 2/15/2025	25,000	26,195
County of Parker, Unlimited Tax GO, 5.00%, 2/15/2023	50,000	51,206
County of Smith GO, 4.00%, 2/15/2023	20,000	20,332
County of Taylor, Limited Tax GO, 5.00%, 2/15/2025	30,000	32,250
County of Tom Green, Combination Tax and Limited Surplus GO, 5.00%, 2/1/2025	35,000	37,537
County of Travis, Limited Tax GO, 5.00%, 3/1/2024	100,000	105,502
County of Travis, Limited Tax, Certificates of Obligation GO, 5.00%, 3/1/2023	110,000	112,946

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
County of Williamson, Limited Tax
GO, 4.00%, 2/15/2023	60,000	61,017
GO, 4.00%, 2/15/2023 (b)	30,000	30,541
County of Williamson, Unlimited Tax
GO, 4.00%, 2/15/2023	20,000	20,339
GO, 5.00%, 2/15/2023	80,000	81,913
Crandall Independent School District GO, PSF-GTD, Zero Coupon, 8/15/2022	25,000	24,929
Crandall Independent School District, Unlimited Tax Series 2017B, GO, PSF-GTD, 3.00%, 8/15/2022	30,000	30,113
Crosby Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/15/2022	25,000	25,091
Crowley Independent School District, Unlimited Tax GO, PSF-GTD, 4.75%, 8/1/2023 (b)	25,000	25,900
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 2/15/2023	50,000	50,552
GO, PSF-GTD, 5.00%, 2/15/2023	270,000	276,744
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2023	75,000	76,873
Dallas Area Rapid Transit Series 2014A, Rev., 5.00%, 12/1/2024	120,000	128,805
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016B, Rev., 4.00%, 12/1/2022	30,000	30,400
Rev., 5.00%, 12/1/2022 (b)	325,000	330,903
Series 2014A, Rev., 5.00%, 12/1/2022	315,000	320,753
Series 2016B, Rev., 5.00%, 12/1/2022	630,000	641,506
Series 2020A, Rev., 5.00%, 12/1/2022	25,000	25,457
Rev., 5.00%, 12/1/2024	35,000	37,568
Dallas College GO, 5.00%, 2/15/2023	60,000	61,452
Dallas County Hospital District, Limited Tax GO, 5.00%, 8/15/2022	325,000	327,510
Dallas County Park Cities Municipal Utility District Rev., 4.00%, 8/1/2025	25,000	26,313
Dallas County Utility and Reclamation District, Unlimited Tax
GO, 5.00%, 2/15/2023	45,000	46,044
GO, 5.00%, 2/15/2024	115,000	120,700
GO, 5.00%, 2/15/2025	55,000	58,826
Dallas Fort Worth International Airport
Rev., 5.00%, 11/1/2022	175,000	177,581
Series 2013F, Rev., 5.00%, 11/1/2022	510,000	517,640
Series 2013G, Rev., 5.00%, 11/1/2022	140,000	142,097
Series 2014E, Rev., 5.00%, 11/1/2022	185,000	187,772
Series 2014E, Rev., 5.00%, 11/1/2023	170,000	172,460
Series 2014C, Rev., 5.00%, 11/1/2024	175,000	181,620
Series F, Rev., 5.00%, 11/1/2024	655,000	679,778
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	32,589
Series 2013F, Rev., 5.13%, 11/1/2025	505,000	524,336
Series 2013B, Rev., 5.00%, 11/1/2027	715,000	724,110
Dallas Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2022 (b)	100,000	100,362
GO, PSF-GTD, 4.00%, 8/15/2022 (b)	55,000	55,313
GO, PSF-GTD, 5.00%, 8/15/2022	40,000	40,306
GO, PSF-GTD, 5.00%, 8/15/2022 (b)	60,000	60,463
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	45,000	45,345
GO, PSF-GTD, 4.00%, 2/15/2023	85,000	86,489
Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2023	45,000	46,102

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2016A, GO, PSF-GTD, 4.00%, 2/15/2025 (b)	25,000	26,293
GO, PSF-GTD, 5.00%, 2/15/2025	50,000	53,942
Deer Park Independent School District, Limited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,487
Del Mar College District, Limited Tax
GO, 3.50%, 8/15/2022	60,000	60,277
GO, 4.00%, 8/15/2023	20,000	20,548
Del Valle Independent School District, Unlimited Tax Series 2014A, GO, PSF-GTD, 5.00%, 6/15/2023	55,000	56,942
Denton County Fresh Water Supply District No. 10, Unlimited Tax GO, 3.00%, 9/1/2022	130,000	130,508
Denton Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2022	30,000	30,236
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	50,000	50,393
Series 2015-A, GO, PSF-GTD, 5.00%, 8/15/2022	25,000	25,197
GO, PSF-GTD, 4.00%, 8/15/2023	50,000	51,437
GO, PSF-GTD, 5.00%, 8/15/2023	30,000	31,218
Dilley Independent School District, Unlimited Tax, School Building
GO, PSF-GTD, 4.75%, 8/15/2023 (b)	50,000	51,860
GO, PSF-GTD, 5.00%, 8/15/2023 (b)	25,000	26,004
Dripping Springs Independent School District GO, PSF-GTD, 5.00%, 8/15/2022 (b)	100,000	100,782
Eanes Independent School District Series B, GO, 4.00%, 8/1/2022	75,000	75,355
El Paso County Hospital District
GO, 5.00%, 8/15/2022	35,000	35,240
GO, 5.00%, 8/15/2023	55,000	56,932
El Paso Independent School District GO, PSF-GTD, 5.00%, 8/15/2023	75,000	78,019
Ennis Independent School District GO, PSF-GTD, 5.00%, 8/15/2022	30,000	30,232
Ferris Independent School District GO, PSF-GTD, 3.00%, 8/15/2023	25,000	25,368
Floresville Independent School District GO, PSF-GTD, 3.00%, 2/1/2025	35,000	35,726
Flour Bluff Independent School District
GO, PSF-GTD, 4.75%, 8/15/2022 (b)	20,000	20,146
GO, PSF-GTD, 5.00%, 8/15/2022 (b)	150,000	151,173
Forney Independent School District GO, PSF-GTD, Zero Coupon, 8/15/2022	60,000	59,826
Fort Bend County Levee Improvement District No. 10 GO, 3.00%, 9/1/2022	25,000	25,101
Fort Bend County Municipal Utility District No. 143 Series 2017A, GO, AGM, 3.00%, 9/1/2022	50,000	50,197
Fort Bend County Municipal Utility District No. 169
Series 2021A, GO, AGM, 4.00%, 12/1/2022	195,000	197,315
Series 2015A, Rev., AGM, 4.13%, 12/1/2022	100,000	101,249
Series 2021A, GO, AGM, 4.00%, 12/1/2023	220,000	226,514
Fort Bend County Municipal Utility District No. 192 GO, 4.50%, 9/1/2022	40,000	40,296
Fort Bend County Municipal Utility District No. 35 GO, AGM, 3.00%, 9/1/2022	50,000	50,210
Fort Bend County Municipal Utility District No. 58 GO, 3.00%, 4/1/2023	50,000	50,551
Fort Bend Grand Parkway Toll Road Authority Series A, Rev., 5.00%, 3/1/2023	45,000	46,171
Fort Bend Independent School District
Series 2020A, GO, PSF-GTD, 4.00%, 8/15/2022	40,000	40,230
GO, PSF-GTD, 5.00%, 8/15/2022	150,000	151,165
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2022	75,000	75,582
Series 2019C, GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,155
Fort Bend Municipal Utility District No. 159 GO, 2.00%, 9/1/2022	40,000	40,058
Fort Worth Independent School District GO, PSF-GTD, 5.00%, 2/15/2023	45,000	46,108
Frenship Independent School District Series 2021A, GO, PSF-GTD, 5.00%, 2/15/2023	50,000	51,235

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Frisco Independent School District
GO, PSF-GTD, 5.00%, 8/15/2022	185,000	186,452
Series 2012B, GO, PSF-GTD, 5.00%, 8/15/2022	25,000	25,196
Series 2012B, GO, PSF-GTD, 5.00%, 8/15/2022 (b)	125,000	125,977
GO, PSF-GTD, 4.00%, 2/15/2023	110,000	111,997
GO, PSF-GTD, 5.00%, 2/15/2023	125,000	128,140
GO, PSF-GTD, 2.50%, 8/15/2023	40,000	40,237
Galena Park Independent School District
GO, PSF-GTD, Zero Coupon, 8/15/2022	40,000	39,901
GO, PSF-GTD, 5.00%, 8/15/2022	100,000	100,780
Galveston County Municipal Utility District No. 68 GO, 3.00%, 9/1/2022	125,000	125,526
Galveston Public Facility Corp. Rev., 0.47%, 8/1/2024 (c)	3,775,000	3,584,951
Garland Independent School District Series A, GO, PSF-GTD, 5.00%, 2/15/2025	50,000	53,915
Georgetown Independent School District
GO, PSF-GTD, 4.00%, 8/15/2022	25,000	25,145
GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,157
Goose Creek Consolidated Independent School District
GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	25,614
GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,495
Grand Parkway Transportation Corp.
Rev., BAN, 5.00%, 2/1/2023	4,075,000	4,154,826
Series 2013B, Rev., 5.00%, 10/1/2023 (b)	150,000	156,445
Series 2013A, Rev., 5.50%, 10/1/2023 (b)	50,000	52,476
Grand Prairie Independent School District GO, PSF-GTD, 4.00%, 8/15/2023	150,000	154,149
Grapevine-Colleyville Independent School District
GO, PSF-GTD, Zero Coupon, 8/15/2022	70,000	69,842
GO, PSF-GTD, 2.00%, 8/15/2022	100,000	100,147
GO, PSF-GTD, 4.00%, 8/15/2022	20,000	20,110
Series 2013B, GO, 5.00%, 8/15/2022	45,000	45,338
Gregg County Health Facilities Development Corp. Series 2012C, Rev., 5.00%, 7/1/2022 (b)	40,000	40,123
Gregory-Portland Independent School District Series 2021A, GO, PSF-GTD, 5.00%, 2/15/2023	35,000	35,854
Hallettsville Independent School District GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,156
Harris County Cultural Education Facilities Finance Corp.
Series 2015-1, Rev., 5.00%, 10/1/2022	560,000	566,792
Rev., 5.00%, 11/15/2022	615,000	624,788
Series 2012A, Rev., 5.00%, 11/15/2022 (b)	915,000	930,124
Series 2013A, Rev., 4.00%, 12/1/2022 (b)	340,000	344,411
Rev., 5.00%, 12/1/2022 (b)	25,000	25,448
Rev., 5.00%, 12/1/2022	555,000	564,662
Series 2013A, Rev., 5.00%, 12/1/2022 (b)	430,000	437,702
Series 2019A, Rev., 5.00%, 12/1/2022	25,000	25,435
Rev., 5.00%, 10/1/2023	20,000	20,851
Series 2015-1, Rev., 5.00%, 10/1/2023	180,000	187,661
Series 2013A, Rev., 5.00%, 12/1/2023	320,000	325,282
Series 2019A, Rev., 5.00%, 12/1/2023	150,000	156,893
Rev., 5.00%, 12/1/2024 (c)	185,000	196,433
Series 2019A, Rev., 5.00%, 12/1/2024	25,000	26,545
Series 2020C-2, Rev., 5.00%, 12/1/2024 (c)	60,000	63,708

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 1.25%, 12/4/2024 (e)	490,000	488,482
Series 2019A, Rev., 5.00%, 10/1/2025	110,000	119,653
Series 2014A, Rev., 5.00%, 12/1/2025	1,860,000	1,976,591
Series 2015-1, Rev., 5.00%, 10/1/2026	50,000	54,339
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	40,000	43,997
Harris County Flood Control District
Series 2019A, Rev., 5.00%, 10/1/2022	75,000	75,968
Series 2021A, GO, 5.00%, 10/1/2023	30,000	31,317
Harris County Hospital District
GO, 5.00%, 2/15/2023	100,000	102,455
GO, 5.00%, 2/15/2024	50,000	52,521
Harris County Improvement District No. 18
GO, AGM, 3.00%, 9/1/2022	55,000	55,223
GO, AGM, 5.00%, 9/1/2022	25,000	25,224
Harris County Municipal Utility District No. 171 GO, 4.75%, 12/1/2022	45,000	45,741
Harris County Municipal Utility District No. 213B GO, 3.00%, 9/1/2022	50,000	50,199
Harris County Municipal Utility District No. 383 GO, 2.00%, 9/1/2022	30,000	30,048
Harris County Municipal Utility District No. 457 GO, AGM, 3.00%, 9/1/2022	475,000	476,715
Harris County Municipal Utility District No. 500 GO, AGM, 3.00%, 12/1/2022	20,000	20,147
Harris County Municipal Utility District No. 502 GO, AGM, 4.00%, 9/1/2023	165,000	169,308
Harris County Toll Road Authority (The)
Rev., 5.00%, 8/15/2022	150,000	151,174
Series 2018A, Rev., 5.00%, 8/15/2022	620,000	624,853
Harris Montgomery Counties Municipal Utility District No. 386
GO, 1.00%, 9/1/2022	450,000	449,571
GO, 3.00%, 9/1/2022	45,000	45,193
Hays Consolidated Independent School District
Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2022 (b) (c)	35,000	35,090
Series 2018B, GO, PSF-GTD, 2.70%, 8/15/2023 (c)	65,000	65,169
Hidalgo County Drain District No. 1
GO, 4.00%, 9/1/2022	115,000	115,787
GO, 5.00%, 9/1/2022	100,000	100,930
GO, 5.00%, 9/1/2023	100,000	104,052
Hidalgo County Regional Mobility Authority Rev., 5.00%, 12/1/2022	100,000	101,711
Highland Park Independent School District GO, PSF-GTD, 5.00%, 2/15/2023	65,000	66,559
Housing Options, Inc. Rev., 0.50%, 3/1/2025 (c)	6,250,000	5,845,582
Houston Community College System
Series 2021A, GO, 4.00%, 2/15/2023	120,000	122,094
GO, 5.00%, 2/15/2023	125,000	128,050
Rev., 5.00%, 4/15/2023	100,000	102,950
Houston Independent School District
GO, 5.00%, 7/15/2022	50,000	50,227
GO, PSF-GTD, 5.00%, 2/15/2023	145,000	148,518
Series A, GO, PSF-GTD, 5.00%, 2/15/2023	125,000	128,033
GO, 5.00%, 7/15/2023	45,000	46,675
GO, PSF-GTD, 5.00%, 2/15/2025	155,000	166,839
Houston Independent School District Public Facility Corp. Rev., 5.00%, 9/15/2023	80,000	83,359

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Humble Independent School District
Series 2012B, GO, 5.00%, 2/15/2023	20,000	20,500
Series 2016C, GO, 5.00%, 2/15/2023	40,000	40,999
Series 2015A, GO, PSF-GTD, 5.25%, 2/15/2023	20,000	20,534
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2025	35,000	37,683
Hurst-Euless-Bedford Independent School District GO, PSF-GTD, 5.00%, 8/15/2022	45,000	45,343
Irving Independent School District GO, PSF-GTD, 5.00%, 2/15/2023	45,000	46,124
Jasper Independent School District GO, PSF-GTD, 3.00%, 2/15/2023	25,000	25,271
Judson Independent School District GO, PSF-GTD, 5.00%, 2/1/2023	30,000	30,711
Katy Independent School District
Series 2015A, GO, PSF-GTD, 3.00%, 2/15/2023	75,000	75,776
Series 2016-D, GO, PSF-GTD, 5.00%, 2/15/2023	70,000	71,699
Series A, GO, PSF-GTD, 5.00%, 2/15/2023	125,000	128,033
Keller Independent School District
GO, PSF-GTD, 5.00%, 8/15/2022	45,000	45,352
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2022	140,000	141,096
Kerrville Independent School District GO, PSF-GTD, 2.00%, 8/15/2022	35,000	35,062
Killeen Independent School District GO, PSF-GTD, 5.00%, 2/15/2023	140,000	143,447
Klein Independent School District
GO, PSF-GTD, 5.00%, 8/1/2022	25,000	25,156
Series 201B, GO, 5.00%, 8/1/2023	175,000	181,721
Series 2015A, GO, PSF-GTD, 5.00%, 8/1/2024	65,000	69,270
GO, PSF-GTD, 5.00%, 2/1/2025	50,000	53,813
La Grange Independent School District GO, PSF-GTD, 5.00%, 8/15/2022	125,000	125,976
La Joya Independent School District GO, PSF-GTD, 4.00%, 8/15/2022 (b)	50,000	50,285
La Porte Independent School District
GO, 5.00%, 2/15/2023	60,000	61,422
GO, 5.00%, 2/15/2023	30,000	30,083
Lamar Consolidated Independent School District Series 2014B, GO, PSF-GTD, 5.00%, 2/15/2023	50,000	51,203
Lancaster Independent School District Series 2015-C, GO, Zero Coupon, 2/15/2023	50,000	49,346
Leander Independent School District
Series 2012A, GO, PSF-GTD, Zero Coupon, 8/15/2022 (b)	150,000	113,392
Series A, GO, PSF-GTD, Zero Coupon, 8/15/2022	45,000	44,871
Series 2018A, GO, PSF-GTD, 5.00%, 8/15/2022	65,000	65,507
Series 2019C, GO, PSF-GTD, 5.00%, 8/15/2022	45,000	45,351
Series 2013A, GO, PSF-GTD, Zero Coupon, 8/15/2023 (b)	25,000	23,484
Series 2013A, GO, PSF-GTD, 5.00%, 8/15/2023 (b)	40,000	41,533
Series 2013B, GO, 5.00%, 8/15/2023	115,000	119,628
Lewisville Independent School District
GO, PSF-GTD, Zero Coupon, 8/15/2022	40,000	39,907
Series 2014B, GO, Zero Coupon, 8/15/2022	75,000	74,822
Series 2013A, GO, PSF-GTD, 3.00%, 8/15/2022	20,000	20,071
Series 2013E, GO, PSF-GTD, 3.00%, 8/15/2022	50,000	50,177
Series 2014A, GO, PSF-GTD, 4.00%, 8/15/2022	20,000	20,111
GO, PSF-GTD, 5.00%, 8/15/2022	605,000	609,584
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,152
Series 2016B, GO, 5.00%, 8/15/2022	130,000	130,996

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
GO, PSF-GTD, 5.00%, 8/15/2023	75,000	77,973
Series 2014B, GO, 5.00%, 8/15/2023	95,000	98,742
Lone Star College System
Rev., 5.00%, 8/15/2022	65,000	65,499
Series 2017A, GO, 5.00%, 8/15/2022	40,000	40,310
Series 2021A, GO, 5.00%, 2/15/2023	75,000	76,857
Series A, GO, 5.00%, 2/15/2023	20,000	20,495
Series B, GO, 5.00%, 2/15/2023	75,000	76,857
GO, 5.00%, 2/15/2024	40,000	40,100
Lower Colorado River Authority
Rev., 5.00%, 5/15/2023	1,480,000	1,526,201
Series 2015D, Rev., 5.00%, 5/15/2023	300,000	309,365
Series 2019A, Rev., 5.00%, 5/15/2023	150,000	154,683
Series 2020A, Rev., 5.00%, 5/15/2023	480,000	494,984
Rev., 5.00%, 5/15/2024	255,000	269,054
Rev., 5.13%, 5/15/2024	300,000	309,107
Rev., 5.00%, 5/15/2025	1,655,000	1,781,064
Rev., 5.00%, 5/15/2025	2,590,000	2,727,652
Rev., 5.00%, 5/15/2026	50,000	52,598
Series 2013A, Rev., 5.00%, 5/15/2026	445,000	456,413
Lower Neches Valley Authority Industrial Development Corp. Series 2012, Rev., VRDO, 0.45%, 6/1/2022 (c)	16,000,000	16,000,000
Lubbock Independent School District GO, PSF-GTD, 4.00%, 2/15/2023	50,000	50,848
Lufkin Independent School District GO, PSF-GTD, 3.00%, 8/15/2022	60,000	60,220
Magnolia Independent School District
GO, 5.00%, 8/15/2022	220,000	221,722
GO, PSF-GTD, 5.00%, 8/15/2022	135,000	136,054
Manor Independent School District Series 2017A, GO, PSF-GTD, 5.00%, 8/1/2023	20,000	20,763
Mansfield Independent School District Series 2013B, GO, PSF-GTD, 5.00%, 2/15/2023	125,000	128,006
McKinney Independent School District
GO, PSF-GTD, 5.00%, 2/15/2023	100,000	102,463
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	40,000	40,985
McLennan County Junior College District
GO, 3.00%, 8/15/2022 (b)	100,000	100,362
GO, 5.00%, 8/15/2022	400,000	403,089
Meadowhill Regional Municipal Utility District GO, AGM, 4.00%, 10/1/2022	65,000	65,555
Mesquite Independent School District
GO, PSF-GTD, 5.00%, 8/15/2022 (b)	80,000	80,608
Series 2014B, GO, PSF-GTD, 5.00%, 8/15/2022	25,000	25,196
Series 2016C, GO, PSF-GTD, 5.00%, 8/15/2023	25,000	26,012
Metropolitan Transit Authority of Harris County, Sales and Use Tax
Rev., 5.00%, 11/1/2022	310,000	314,944
Series 2015B, Rev., 5.00%, 11/1/2022	255,000	259,067
Series 2016A, Rev., 5.00%, 11/1/2022	90,000	91,435
Series 2016D, Rev., 5.00%, 11/1/2022	25,000	25,399
Series 2017A, Rev., 5.00%, 11/1/2022	130,000	132,073
Series 2017B, Rev., 5.00%, 11/1/2022	90,000	91,435
Rev., 5.00%, 11/1/2023	30,000	31,387
Series 2015B, Rev., 5.00%, 11/1/2023	25,000	26,156

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2017A, Rev., 5.00%, 11/1/2023	190,000	198,787
Midland County Fresh Water Supply District No. 1
Rev., 5.00%, 9/15/2022 (b)	380,000	384,134
Series 2012A, Rev., 5.00%, 9/15/2022 (b)	20,000	20,218
Midland Independent School District GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,614
Midlothian Independent School District Series 2013A, GO, PSF-GTD, 5.00%, 2/15/2023 (b)	20,000	20,478
Midway Independent School District
GO, PSF-GTD, 5.00%, 8/1/2022	115,000	115,730
GO, PSF-GTD, 5.00%, 8/15/2022 (b)	25,000	25,195
Montgomery County Health Facilities Development Co.
Rev., Zero Coupon, 7/15/2023 (b)	90,000	88,266
Rev., AGM-CR, Zero Coupon, 7/15/2023 (b)	235,000	230,345
Mueller Local Government Corp. Rev., 5.00%, 9/1/2022	125,000	126,099
Mustang Special Utility District Rev., 3.00%, 9/1/2022	25,000	25,107
New Hope Cultural Education Facilities Finance Corp.
Rev., 4.00%, 8/15/2022 (d)	165,000	165,193
Series 2017A, Rev., 5.00%, 8/15/2022	80,000	80,616
Rev., 5.00%, 4/1/2024 (b)	295,000	311,187
Rev., 4.00%, 8/15/2024 (d)	735,000	738,045
North Central Texas Health Facility Development Corp., Children's Medical Center of Dallas Project
Rev., 4.13%, 8/15/2022 (b)	100,000	100,595
Rev., 5.00%, 8/15/2022 (b)	300,000	302,315
North East Independent School District GO, PSF-GTD, 5.25%, 2/1/2023	20,000	20,501
North East Independent School District, Unlimited Tax
GO, PSF-GTD, 2.50%, 8/1/2022 (b)	30,000	30,064
GO, PSF-GTD, 4.00%, 8/1/2022 (b)	175,000	175,821
GO, PSF-GTD, 5.00%, 8/1/2022	165,000	166,034
North Harris County Regional Water Authority Rev., 4.00%, 12/15/2022	150,000	152,127
North Harris County Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2022	35,000	35,683
North Texas Education Finance Corp., Uplift Education Series 2012A, Rev., 5.25%, 6/1/2022 (b)	150,000	150,000
North Texas Municipal Water District Water System
Rev., 5.00%, 9/1/2022	100,000	100,942
Series 2019A, Rev., 3.00%, 9/1/2024	40,000	40,922
Rev., 5.00%, 9/1/2024	30,000	32,011
North Texas Municipal Water District, Muddy Creek Regional Wastewater System Rev., 5.00%, 6/1/2022	110,000	110,000
North Texas Municipal Water District, Regional Solid Waste Disposal System Rev., 5.00%, 9/1/2022	75,000	75,650
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System
Rev., 5.00%, 6/1/2022	360,000	360,000
Rev., 5.00%, 6/1/2023	25,000	25,851
North Texas Municipal Water District, Wastewater System Rev., 5.00%, 6/1/2022	30,000	30,000
North Texas Tollway Authority, First Tier
Series A, Rev., 4.00%, 1/1/2023	100,000	101,439
Series 2015B, Rev., 5.00%, 1/1/2023	85,000	86,712
Series 2017A, Rev., 5.00%, 1/1/2023	720,000	734,504
Series 2019A, Rev., 5.00%, 1/1/2023	20,000	20,403
Series 2016A, Rev., 5.00%, 1/1/2024	20,000	20,951
Series 2017A, Rev., 5.00%, 1/1/2024	585,000	595,752
Series 2019A, Rev., 5.00%, 1/1/2024	20,000	20,951

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2016A, Rev., 5.00%, 1/1/2025	135,000	141,094
Series 2017A, Rev., 5.00%, 1/1/2025	915,000	930,912
Series A, Rev., 5.00%, 1/1/2025	275,000	287,415
Series 2016A, Rev., 5.00%, 1/1/2026	275,000	287,108
Series A, Rev., 5.00%, 1/1/2026	410,000	416,938
Series 2016A, Rev., 5.00%, 1/1/2027	370,000	385,938
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2023	460,000	468,726
Series B, Rev., 5.00%, 1/1/2024	120,000	125,609
Series B, Rev., 5.00%, 1/1/2024	375,000	381,717
Series B, Rev., 5.00%, 1/1/2025	1,060,000	1,079,775
Series 2017B, Rev., 5.00%, 1/1/2026	4,945,000	5,029,728
Northside Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 6/15/2022	50,000	50,070
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2022	25,000	25,143
GO, PSF-GTD, 5.00%, 8/15/2022	115,000	115,891
Series 2019B, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,619
Northwest Harris County Municipal Utility District No. 19, Unlimited Tax GO, AGM, 3.00%, 10/1/2022	25,000	25,128
Northwest Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 3.00%, 2/15/2023 (b)	90,000	90,970
Nueces River Authority, City of Christi Lake Texana Project Rev., 5.00%, 7/15/2022	295,000	296,361
Old Spanish Trail-Alemda Corridors Redevelopment Authority Rev., 5.00%, 9/1/2022	35,000	35,295
Permanent University Fund - Texas A&M University System
Series 2009B, Rev., 4.00%, 7/1/2022	50,000	50,117
Rev., 5.00%, 7/1/2022	25,000	25,079
Series 2009A, Rev., 5.00%, 7/1/2022	70,000	70,220
Series 2012A, Rev., 5.00%, 7/1/2023	65,000	65,232
Permanent University Fund - University of Texas System
Series 2015A, Rev., 5.00%, 7/1/2022	25,000	25,078
Series 2015B, Rev., 5.00%, 7/1/2022	30,000	30,094
Series 2016A, Rev., 5.00%, 7/1/2022	55,000	55,172
Series 2016B, Rev., 5.00%, 7/1/2022	25,000	25,078
Series 2006B, Rev., 5.25%, 7/1/2022	225,000	225,748
Series 2015B, Rev., 5.00%, 7/1/2023	25,000	25,902
Series 2006B, Rev., 5.25%, 7/1/2023	30,000	31,163
Pflugerville Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2023	20,000	20,482
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,603
Pflugerville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2023	25,000	25,603
Series 2020A, GO, PSF-GTD, 5.00%, 2/15/2023	90,000	92,171
Pharr San Juan Alamo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2023	35,000	35,817
Plano Independent School District, Unlimited Tax, School Building
GO, PSF-GTD, 5.00%, 2/15/2023	45,000	46,095
Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2023	40,000	40,973
Port Aransas Public Facilities Corp., Multifamily Housing, Palladium Port Aransas Apartments Rev., 0.70%, 1/1/2023 (c)	500,000	495,270
Port Arthur Independent School District, Unlimited Tax GO, AGM, 5.00%, 2/15/2023	245,000	250,666
Port Authority of Houston of Harris County Texas Series A, GO, 5.00%, 10/1/2022	185,000	187,306

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Prosper Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 2/15/2023	35,000	35,852
Red River Education Finance Corp., Christian University Project
Rev., 5.00%, 3/15/2023 (b)	40,000	41,104
Series 2016A, Rev., 5.00%, 3/15/2023	35,000	35,881
Rev., 5.00%, 3/15/2025	20,000	21,501
Richardson Independent School District, Unlimited Tax
Series 2015C, GO, PSF-GTD, 5.00%, 2/15/2023	70,000	71,738
Series 2015B, GO, 5.00%, 2/15/2025	30,000	32,308
Rockwall Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2023 (b)	100,000	101,803
GO, PSF-GTD, 5.00%, 2/15/2023	100,000	102,455
GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	47,258
Rolling Creek Utility District GO, AGM, 4.00%, 9/1/2023	50,000	51,393
Round Rock Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/1/2022	40,000	40,251
Series 2019A, GO, PSF-GTD, 5.00%, 8/1/2022	45,000	45,282
Royal Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	40,000	40,965
SA Energy Acquisition Public Facility Corp., Gas Supply Rev., 5.50%, 8/1/2022	170,000	170,962
San Antonio Education Facilities Corp., Trinity University Project Rev., 5.00%, 6/1/2023 (b)	50,000	51,696
San Antonio Independent School District
GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,151
GO, PSF-GTD, 5.00%, 8/15/2024	30,000	31,888
San Antonio Independent School District, Unlimited Tax Series 2014B, GO, PSF-GTD, 5.00%, 8/1/2022	25,000	25,154
San Antonio Municipal Facilities Corp., Public Safety Answering Point Project Rev., 4.00%, 8/15/2023	25,000	25,047
San Antonio Public Facilities Corp., Convention Center Refinancing and Expansion Project
Rev., 5.00%, 9/15/2022	20,000	20,203
Rev., 5.00%, 9/15/2024	35,000	35,286
Rev., 5.00%, 9/15/2026	220,000	221,706
San Antonio Water System, Junior Lien
Series 2015B, Rev., 5.00%, 5/15/2023	10,000	10,328
Series 2016A, Rev., 5.00%, 5/15/2023	155,000	160,078
Series 2019C, Rev., 5.00%, 5/15/2023	25,000	25,819
Series 2020A, Rev., 5.00%, 5/15/2023	20,000	20,655
Series 2013E, Rev., 5.00%, 5/15/2024	20,000	20,605
Series 2016A, Rev., 5.00%, 5/15/2024	25,000	26,447
Series 2014A, Rev., 5.00%, 5/15/2025	45,000	46,871
San Jacinto Community College District
GO, 5.00%, 2/15/2023 (b)	10,000	10,243
GO, 5.00%, 2/15/2023	45,000	46,124
San Jacinto Community College District, Limited Tax
Series 2019A, GO, 5.00%, 2/15/2023	25,000	25,624
Series 2019B, GO, 5.00%, 2/15/2023	25,000	25,624
GO, 5.00%, 2/15/2025	30,000	32,291
San Jacinto River Authority Series 2019A, Rev., 4.00%, 10/1/2022	30,000	30,263
San Marcos Consolidated Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 8/1/2022	50,000	50,235
GO, PSF-GTD, 5.00%, 8/1/2023 (b)	25,000	25,972
San Patricio Municipal Water District Rev., AGM, 4.00%, 7/10/2022	300,000	300,911

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Santa Fe Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	35,000	35,839
Santa Maria Independent School District GO, PSF-GTD, 4.00%, 2/15/2023	65,000	66,079
Seguin Independent School District, Unlimited Tax
Series 2016A, GO, PSF-GTD, 5.00%, 8/1/2022	50,000	50,318
GO, PSF-GTD, 5.00%, 8/15/2022	50,000	50,390
Sienna Parks & Levee Improvement District of Fort Bend County
GO, 2.00%, 9/1/2022	35,000	35,060
GO, 4.00%, 9/1/2022	50,000	50,332
Sienna Plantation Municipal Utility District No. 2, Unlimited Tax GO, 3.00%, 10/1/2022	25,000	25,137
Socorro Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2022 (b)	25,000	25,145
Somerset Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	75,000	75,585
South Texas College, Limited Tax
GO, 5.00%, 8/15/2022	90,000	90,695
GO, 5.00%, 8/15/2023	20,000	20,761
Southlake Community Enhancement and Development Corp. Rev., 5.00%, 2/15/2023	205,000	209,391
Southlake Park Development Corp., Sales Tax Rev., 3.00%, 2/15/2023	100,000	100,964
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Rev., 5.00%, 10/1/2022	130,000	131,581
Series 2016A, Rev., 5.00%, 10/1/2024	20,000	21,309
Southwest Independent School District, Unlimited Tax, School Building
GO, PSF-GTD, 3.00%, 2/1/2023	30,000	30,308
GO, PSF-GTD, 5.00%, 2/1/2023	55,000	56,288
Spring Branch Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/1/2023	60,000	61,348
Spring Branch Independent School District, Unlimited Tax, Schoolhouse GO, PSF-GTD, 5.00%, 2/1/2023	125,000	127,809
Spring Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2022	20,000	20,159
GO, PSF-GTD, 5.00%, 8/15/2023	90,000	93,622
Spring Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2024	50,000	53,326
State of Texas, College Student Loan GO, AMT, 5.00%, 8/1/2022	60,000	60,366
State of Texas, Public Finance Authority
GO, 5.00%, 10/1/2022	20,000	20,250
Series 2017A, GO, 5.00%, 10/1/2022	250,000	253,125
Series 2018A, GO, 5.00%, 10/1/2023	35,000	36,532
State of Texas, Transport Commission
GO, 5.00%, 10/1/2022	45,000	45,562
GO, 5.00%, 4/1/2024 (b)	35,000	36,985
State of Texas, Transportation Commission Highway Improvement Series 2016A, GO, 5.00%, 4/1/2023	80,000	82,323
State of Texas, Transportation Commission Mobility Fund
Series A, GO, 5.00%, 10/1/2022	135,000	136,687
GO, 5.00%, 10/1/2023	60,000	62,627
Series A, GO, 5.00%, 10/1/2023	75,000	78,283
GO, 5.00%, 10/1/2024	20,000	21,112
State of Texas, Veterans
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 0.71%, 6/9/2022 (c)	10,995,000	10,995,000
Series 2015 A, GO, VRDO, LIQ : State Street Bank & Trust Co., 0.71%, 6/9/2022 (c)	17,850,000	17,850,000
State of Texas, Water Financial Assistance
Series 2013A, GO, 4.00%, 8/1/2022	20,000	20,097
Series 2008B, Subseries 2018B-3, GO, 5.00%, 8/1/2022	50,000	50,324

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2012F, GO, 5.00%, 8/1/2022	30,000	30,195
Series 2012G, GO, 5.00%, 8/1/2022	50,000	50,312
Series 2021B, GO, 5.00%, 2/1/2023	25,000	25,594
GO, 5.00%, 8/1/2024	25,000	25,115
Stephen F Austin State University Rev., 5.00%, 10/15/2022	150,000	151,975
Stephen F Austin State University, Financing System Series 2019A, Rev., 5.00%, 10/15/2022	25,000	25,329
Tarrant County Cultural Education Facilities Finance Corp., Baylor Healthcare System Project Series 2013A, Rev., 4.00%, 5/15/2023 (b)	510,000	521,386
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Rev., 5.00%, 12/1/2023	100,000	104,762
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.00%, 9/1/2022	170,000	171,499
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children's Medical Center Rev., 5.00%, 12/1/2022	20,000	20,361
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project
Rev., 5.00%, 10/1/2022 (b)	360,000	364,403
Rev., 5.00%, 10/1/2023 (b)	920,000	959,530
Tarrant County Cultural Education Facilities Finance Corp., Scott & White Healthcare Series 2013A, Rev., 5.00%, 8/15/2022 (b)	25,000	25,190
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Rev., 5.00%, 2/15/2024	365,000	383,908
Tarrant County Hospital District, Senior Lien Rev., 5.00%, 8/15/2023	100,000	100,650
Tarrant Regional Water District, City of Dallas Project, Water Control and Improvement District
Series 2021A, Rev., 4.00%, 9/1/2022	130,000	130,909
Rev., 5.00%, 9/1/2022	40,000	40,378
Tarrant Regional, Water Control and Improvement District, Water System
Rev., 4.00%, 9/1/2022 (b)	160,000	161,111
Rev., 5.00%, 3/1/2023	100,000	102,640
Texas A&M University, Financing System
Series B, Rev., 4.00%, 5/15/2023 (b)	100,000	102,329
Series 2013B, Rev., 5.00%, 5/15/2023	25,000	25,814
Texas Department of Housing and Community Affairs Series 2020A, Rev., GNMA, 0.60%, 9/1/2022	80,000	79,841
Texas Department of Housing and Community Affairs, Fishpond at Corpus Christi Apartments Rev., 0.50%, 6/1/2023 (c)	750,000	735,043
Texas Department of Housing and Community Affairs, Multi-Family Housing, Scott Street Lofts Rev., 0.70%, 8/1/2023 (c)	540,000	527,924
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien Series D, Rev., 6.25%, 12/15/2026	85,000	91,511
Texas Public Finance Authority
Rev., 5.00%, 2/1/2023	85,000	87,002
Rev., 5.00%, 2/1/2025	25,000	26,900
Texas Public Finance Authority, Midwestern State University
Rev., 5.00%, 12/1/2023	50,000	52,412
Series 2016A, Rev., 5.00%, 12/1/2023	50,000	52,412
Series 2016A, Rev., 5.00%, 12/1/2025	135,000	147,614
Texas Southmost College District
Series 2014B, GO, 5.00%, 2/15/2023	20,000	20,478
Series A, GO, 5.00%, 2/15/2023	25,000	25,598
Texas State Technical College, Financing System Improvement Rev., AGM, 5.00%, 10/15/2022	115,000	116,514
Texas State University System
Rev., 5.00%, 3/15/2023	210,000	215,803
Rev., 5.00%, 3/15/2023 (b)	100,000	102,642
Series 2015A, Rev., 5.00%, 3/15/2023	75,000	77,073

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2017A, Rev., 5.00%, 3/15/2023	215,000	220,941
Series 2021A, Rev., 5.00%, 3/15/2023	25,000	25,691
Series 2017A, Rev., 5.00%, 3/15/2025	60,000	64,824
Texas State University, Financing System
Rev., 3.00%, 3/15/2023 (b)	35,000	35,369
Series 2019A, Rev., 5.00%, 3/15/2025	40,000	43,216
Texas Transportation Commission State Highway Fund, First Tier
Rev., 5.00%, 10/1/2022	330,000	334,158
Series 2014-A, Rev., 5.00%, 4/1/2023	50,000	51,435
Rev., 5.00%, 10/1/2023	110,000	114,771
Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,227,651
Texas Water Development Board, State Revolving Fund Rev., 5.00%, 8/1/2022	120,000	120,772
Texas Water Development Board, Water Implementation Fund
Series 2018B, Rev., 4.00%, 10/15/2022	85,000	85,880
Series 2018B, Rev., 5.00%, 10/15/2022	145,000	147,034
Series 2019A, Rev., 5.00%, 10/15/2022	45,000	45,631
Series 2017A, Rev., 5.00%, 4/15/2023	50,000	51,533
Series 2019A, Rev., 5.00%, 4/15/2023	75,000	77,299
Series 2018A, Rev., 5.00%, 10/15/2023	50,000	52,285
Series 2018A, Rev., 5.00%, 10/15/2024	50,000	53,501
Texas Woman's University, Financing System
Rev., 4.00%, 7/1/2022	25,000	25,056
Series 2021A, Rev., 4.00%, 7/1/2022	25,000	25,056
Rev., 4.00%, 7/1/2023	20,000	20,485
Tomball Independent School District, Unlimited Tax School Building
GO, PSF-GTD, 5.00%, 2/15/2023	140,000	143,377
GO, PSF-GTD, 5.00%, 2/15/2025	35,000	37,740
Town of Addison GO, 4.00%, 2/15/2023	20,000	20,350
Town of Addison, Combination Tax GO, 4.00%, 2/15/2023	50,000	50,876
Town of Little Elm GO, 4.00%, 8/1/2022	25,000	25,116
Town of Little Elm, Combination Tax and Limited Pledge GO, 5.00%, 8/1/2022	25,000	25,157
Town of Prosper GO, 5.00%, 8/15/2022	220,000	221,699
Travis County Housing Finance Corp., Multi-Family Housing, Cascades at Onion Creek Apartments Rev., 0.35%, 2/1/2023 (c)	165,000	162,795
Travis County Water Control & Improvement District No. 17, Water and Sewer System Rev., 4.00%, 11/1/2023	150,000	154,637
Travis County Water Control and Improvement District No. 17 Rev., 4.00%, 11/1/2022	25,000	25,266
Trinity River Authority Ten Mile Creek System Rev., 5.00%, 8/1/2022	150,000	150,933
Trinity River Authority, Central Regional Wastewater System
Rev., 3.00%, 8/1/2022	20,000	20,059
Rev., 5.00%, 8/1/2022	465,000	467,888
Rev., 5.00%, 8/1/2023	30,000	31,159
Trinity River Authority, Denton Creek Wastewater Treatment System
Rev., 5.00%, 2/1/2023	100,000	102,274
Rev., 5.00%, 2/1/2024	40,000	41,981
Rev., 5.00%, 2/1/2025	100,000	107,383
Trinity River Authority, Mountain Creek Regional Wastewater System Rev., 5.00%, 8/1/2022	125,000	125,777
Trinity River Authority, Red Oak Creek System
Rev., 5.00%, 2/1/2023	125,000	127,860

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Rev., 5.00%, 2/1/2026	150,000	163,330
Trinity River Authority, Ten Mile Creek System Rev., 5.00%, 8/1/2023	140,000	145,261
Trinity River Authority, Water Project
Rev., 5.00%, 2/1/2024	25,000	26,238
Rev., 5.00%, 2/1/2025	75,000	80,537
Troy Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 8/1/2023	30,000	30,432
Tyler Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	50,000	51,235
Tyler Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023 (b)	25,000	25,575
Tyler Junior College District, Combined Fee Rev., AGM, 5.00%, 8/15/2022	250,000	251,957
University of Houston
Series 2020A, Rev., 5.00%, 2/15/2023	50,000	51,249
Series 2017A, Rev., 5.00%, 2/15/2025	45,000	48,425
University of North Texas System
Series 2017A, Rev., 5.00%, 4/15/2023	85,000	87,643
Series 2018A, Rev., 5.00%, 4/15/2023	130,000	134,042
University of North Texas System, Financing System Series 2017A, Rev., 5.00%, 4/15/2025	25,000	26,945
University of North Texas, Financing System Series 2020A, Rev., 5.00%, 4/15/2025	500,000	538,326
Upper Trinity Regional Water District, Regional Treated Water Supply System
Rev., 4.00%, 8/1/2022	210,000	210,967
Rev., 5.00%, 8/1/2022	435,000	437,712
Valwood Improvement Authority, Unlimited Tax GO, 4.00%, 9/1/2022	180,000	181,218
Van Vleck Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	60,000	61,443
Via Metropolitan Transit Advanced Transportation District, Sales Tax Rev., 5.00%, 7/15/2022	55,000	55,257
Via Metropolitan Transit, Sales Tax Rev., 5.00%, 7/15/2024	110,000	116,431
Waco Independent School District GO, PSF-GTD, 5.00%, 8/15/2022	40,000	40,311
Waco Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	25,000	25,195
Weatherford Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 2/15/2025	50,000	47,258
Weslaco Independent School District, Unlimited Tax Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	15,000	15,366
West Harris County Municipal Utility District No. 2, Unlimited Tax GO, 3.00%, 8/1/2022	155,000	155,436
West Harris County Regional Water Authority Series 2016A, Rev., 5.00%, 12/15/2022	20,000	20,390
West Travis County Municipal Utility District No. 6, Unlimited Tax GO, 4.00%, 8/1/2022	50,000	50,236
West Travis County Public Utility Agency Rev., 5.00%, 8/15/2022	225,000	226,710
Wink-Loving Independent School District, Unlimited Tax School Building GO, PSF-GTD, 5.00%, 2/15/2023 (b)	35,000	35,850
Wylie Independent School District, Unlimited Tax
Series 2012B, GO, PSF-GTD, 4.00%, 8/15/2022	50,000	50,285
Series 2015C, GO, PSF-GTD, 6.75%, 8/15/2022	25,000	25,281
Ysleta Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2022	30,000	30,234
Total Texas		197,769,791
Utah — 1.1%
Alpine School District, School Building, Guaranty Program
GO, 5.00%, 3/15/2023	25,000	25,681
Series 2017B, GO, 5.00%, 3/15/2023	25,000	25,681
Central Utah Water Conservancy District
Series 2012B, Rev., 5.00%, 10/1/2022	90,000	91,122
Series 2012C, Rev., 5.00%, 10/1/2022 (b)	35,000	35,428
Series 2016A, Rev., 5.00%, 10/1/2022	60,000	60,748
Series 2017B, Rev., 5.00%, 10/1/2022	125,000	126,558

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
Central Weber Sewer Improvement District Series 2021A, Rev., 4.00%, 3/1/2023	95,000	96,791
City of Lehi Rev., 4.00%, 6/1/2022	50,000	50,000
City of Provo, Wastewater Series 2015A, Rev., 5.00%, 2/1/2023	25,000	25,585
City of Riverton Rev., 3.00%, 9/1/2022	35,000	35,050
City of Salt Lake City, Sales and Excise Tax
Series 2022A, Rev., 4.00%, 10/1/2022	20,000	20,184
Series 2016A, Rev., 4.00%, 10/1/2023	30,000	30,912
City of Sandy City, Sales Tax Rev., 5.00%, 3/1/2024	25,000	26,362
City of South Jordan, Daybreak Assessment Area No. 1 3.00%, 11/1/2022	40,000	40,287
City of St. George Rev., AGM, 5.00%, 6/1/2024	150,000	158,562
City of St. George, Excise Tax GO, 4.00%, 8/1/2023	75,000	75,144
City of St. George, Franchise Tax
Rev., 5.00%, 12/1/2022	115,000	117,106
Rev., 5.00%, 12/1/2023	40,000	41,820
County of Salt Lake, Crossover GO, 4.00%, 12/15/2022	75,000	76,068
County of Summit, Sales Tax Rev., 5.00%, 12/15/2022	50,000	50,981
County of Utah, IHC Health Services, Inc.
Series 2016D, Rev., VRDO, LIQ : US Bank NA, 0.65%, 6/9/2022 (c)	30,000,000	30,000,000
Series 2018B-1, Rev., 5.00%, 8/1/2022 (c)	250,000	250,531
Series 2018B-2, Rev., 5.00%, 8/1/2024 (c)	890,000	933,634
Series 2020B-1, Rev., 5.00%, 8/1/2024 (c)	565,000	599,265
Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	880,000	967,262
County of Utah, Transportation Sales Tax Rev., 4.00%, 12/1/2022	25,000	25,331
Davis School District, School District Bond Guaranty Program
Series 2013A, GO, 3.00%, 6/1/2022	50,000	50,000
GO, 5.00%, 6/1/2022	180,000	180,000
Series 2019B, GO, 5.00%, 6/1/2022	40,000	40,000
Series 2019B, GO, 5.00%, 6/1/2023	25,000	25,856
Jordan School District
GO, 5.00%, 6/15/2022	40,000	40,057
GO, 5.00%, 6/15/2023	30,000	31,059
Jordan Valley Water Conservancy District Series B, Rev., 5.00%, 10/1/2022	145,000	146,807
Magna Water District GO, 5.00%, 6/1/2023	50,000	51,691
Metropolitan Water District of Salt Lake & Sandy
Series 2012A, Rev., 4.00%, 7/1/2022	150,000	150,356
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	30,000	30,095
Midvale Redevelopment Agency Rev., 4.00%, 5/1/2023	20,000	20,441
Mountain Regional Water Special Service District Series 2014A, Rev., AGM, 3.00%, 12/15/2022	75,000	75,640
Murray City Municipal Building Authority Rev., 4.00%, 12/1/2022	40,000	40,519
Nebo School District
Series 2017B, GO, 5.00%, 7/1/2022	30,000	30,095
Series 2017C, GO, 4.00%, 7/1/2023	20,000	20,520
Ogden City School District Municipal Building Authority Rev., 5.00%, 1/15/2023	120,000	122,563
Provo School District GO, 5.00%, 6/15/2022	45,000	45,063
Salt Lake County Municipal Building Authority Rev., 5.00%, 1/15/2023	160,000	163,558
South Valley Water Reclamation Facility, Sewer Rev., AGM, 5.00%, 2/15/2023	75,000	76,793
State of Utah
GO, 4.00%, 7/1/2022 (b)	150,000	150,352

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — continued
GO, 5.00%, 7/1/2022	430,000	431,379
Series 2020B, GO, 5.00%, 7/1/2022	25,000	25,080
GO, 5.00%, 7/1/2024	75,000	79,915
University of Utah (The)
Series 2013A, Rev., 5.00%, 8/1/2022	35,000	35,222
Series 2014B, Rev., 5.00%, 8/1/2022 (b)	70,000	70,442
Series 2015B, Rev., 5.00%, 8/1/2022 (b)	305,000	306,927
Series 2016A, Rev., 5.00%, 8/1/2022 (b)	25,000	25,158
Series 2016B-1, Rev., 5.00%, 8/1/2022	85,000	85,538
Series 2017A, Rev., 5.00%, 8/1/2022	80,000	80,507
Series 2017B1, Rev., 5.00%, 8/1/2022	20,000	20,127
Series 2017B-2, Rev., 5.00%, 8/1/2022	55,000	55,348
Series 2018A, Rev., 5.00%, 8/1/2022	110,000	110,697
Series A-2, Rev., 5.00%, 8/1/2022	25,000	25,158
Series 2013A, Rev., 5.00%, 8/1/2023	30,000	31,159
Series 2014B, Rev., 5.00%, 8/1/2023 (b)	30,000	31,149
Series 2015B, Rev., 5.00%, 8/1/2023	60,000	62,318
Series 2017A, Rev., 5.00%, 8/1/2023	20,000	20,773
Series A-1, Rev., 5.00%, 8/1/2023	20,000	20,773
Series 2017A, Rev., 5.00%, 8/1/2024	45,000	47,857
Utah Associated Municipal Power Systems, Horse Butte Wind Series 2017A, Rev., 5.00%, 9/1/2026	725,000	800,553
Utah Charter School Finance Authority, Providence Hall Elementary School And High School Projects Series 2013A, Rev., 5.00%, 10/15/2023 (b)	75,000	78,160
Utah Charter School Finance Authority, Summit Academy Incorporated Series A, Rev., 5.00%, 4/15/2023	155,000	159,314
Utah State Board of Regents Series B, Rev., AGM, 4.00%, 6/1/2024	50,000	51,901
Utah State Building Ownership Authority, Facilities Master Lease Program Rev., 5.00%, 5/15/2023	40,000	41,307
Utah State Building Ownership Authority, Master Lease Program Series 2012A, Rev., 3.00%, 5/15/2025	35,000	35,153
Utah State University Series 2015B, Rev., 5.00%, 12/1/2022	75,000	76,366
Utah State University, Student Building Fee Series 2013B, Rev., 4.00%, 12/1/2022	25,000	25,332
Utah Transit Authority, Sales Tax
Rev., 5.00%, 6/15/2022 (b)	50,000	50,070
Series 2015A, Rev., 5.00%, 6/15/2022	20,000	20,028
Series 2008A, Rev., 5.25%, 6/15/2022	395,000	395,589
Series 2018-2, Rev., 5.00%, 12/15/2022	25,000	25,482
Series 2015A, Rev., 5.00%, 6/15/2023	20,000	20,696
Series 2008A, Rev., 5.25%, 6/15/2023	150,000	155,600
Utah Water Finance Agency, Loan Financing Program
Series 2017C, Rev., 4.00%, 3/1/2023	110,000	112,057
Series 2017A, Rev., 5.00%, 3/1/2023	50,000	51,305
Series 2019B, Rev., 5.00%, 3/1/2023	110,000	112,871
Washington County School District Board of Education, School Building, Utah School Bond Guaranty Program Series 2016B, GO, 5.00%, 3/1/2023	30,000	30,792
Washington County Water Conservancy District Rev., 5.00%, 6/13/2022	25,000	25,030
Washington County-St George Interlocal Agency Series 2012A, Rev., 2.13%, 12/1/2022	135,000	135,481
Weber Basin Water Conservancy District Series 2013B, Rev., 4.25%, 4/1/2023 (b)	20,000	20,454
Weber School District, School Building GO, 5.00%, 6/15/2022	160,000	160,217
White City Water Improvement District Rev., 3.00%, 2/1/2023	25,000	25,256
Total Utah		39,652,099

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Vermont — 0.0% ^
City of Burlington Series 2018D, GO, 5.00%, 11/1/2022	50,000	50,753
State of Vermont Series 2015A, GO, 5.00%, 8/15/2022	25,000	25,195
State of Vermont, Transportation Infrastructure Series 2013A, Rev., 4.00%, 6/15/2022	45,000	45,048
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2022	70,000	70,863
Series 2019B, Rev., 5.00%, 10/1/2022	80,000	80,986
Vermont Educational & Health Buildings Financing Agency Rev., 5.00%, 11/1/2024	25,000	25,311
Vermont Educational and Health Buildings Financing Agency, The University of Vermont Medical Center Project
Series 2016A, Rev., 5.00%, 12/1/2022	50,000	50,880
Series 2016A, Rev., 5.00%, 12/1/2026	175,000	190,019
Vermont Municipal Bond Bank
Series 2015-1, Rev., 4.00%, 12/1/2022	35,000	35,465
Series 2021-4, Rev., 4.00%, 12/1/2022	160,000	162,124
Series 2, Rev., 5.00%, 12/1/2022	25,000	25,455
Series 2016-2, Rev., 5.00%, 12/1/2022	180,000	183,278
Series 3, Rev., 5.00%, 12/1/2022	155,000	157,823
Series 5, Rev., 5.00%, 12/1/2022	65,000	66,184
Series 3, Rev., 5.00%, 12/1/2023	25,000	26,210
Vermont Municipal Bond Bank, State Colleges System Bonds Series 2017A, Rev., 5.00%, 10/1/2022	55,000	55,684
Total Vermont		1,251,278
Virgin Islands — 0.1%
Matching Fund Special Purpose Securitization Corp. Series 2022A, Rev., 5.00%, 10/1/2025	1,000,000	1,025,397
Virgin Islands Public Finance Authority Series 2012A, Rev., AGM-CR, 5.00%, 10/1/2022 (b)	1,000,000	1,012,061
Virgin Islands		2,037,458
Virginia — 1.7%
Albemarle County Economic Development Authority Rev., 5.00%, 6/1/2022 (b)	60,000	60,000
Arlington County Industrial Development Authority
Series 2013A, Rev., 5.00%, 12/15/2022	190,000	193,716
Rev., 5.00%, 2/15/2023	35,000	35,874
Capital Region Airport Commission Series 2016A, Rev., 5.00%, 7/1/2022	40,000	40,115
Chesapeake Bay Bridge and Tunnel District General Resolution Rev., BAN, 5.00%, 11/1/2023	22,860,000	23,714,806
City of Alexandria
Series 2012B, GO, 4.00%, 6/15/2022 (b)	70,000	70,074
GO, 5.00%, 6/15/2022	125,000	125,180
Series 2017C, GO, 5.00%, 7/1/2022	30,000	30,096
City of Alexandria, Capital Improvement Series 2012B, GO, 5.00%, 6/15/2022	60,000	60,087
City of Charlottesville Series 2012B, GO, 4.00%, 7/15/2022	50,000	50,173
City of Chesapeake
Series 2020B, GO, 5.00%, 8/1/2022	125,000	125,794
Series A, GO, 5.00%, 8/1/2022	235,000	236,493
Series A, Rev., 5.00%, 7/15/2023	185,000	185,710
City of Chesapeake, Express Toll Road Series A, Rev., 5.00%, 7/15/2022	140,000	140,514
City of Colonial Heights, Public Improvements GO, 4.00%, 6/1/2022	25,000	25,000
City of Fairfax GO, 5.00%, 7/15/2022	50,000	50,233
City of Hampton, Public Improvement
Series 2015B, GO, 5.00%, 9/1/2022 (b)	15,000	15,137
Series 2015B, GO, 5.00%, 9/1/2022	65,000	65,619

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
City of Harrisonburg
GO, 5.00%, 7/15/2022	50,000	50,232
Series 2021A, GO, 5.00%, 7/15/2022	750,000	753,479
City of Harrisonburg, Public Improvement Series 2014B, GO, 5.00%, 7/15/2022	25,000	25,116
City of Lynchburg, Public Improvement GO, 5.00%, 6/1/2022	25,000	25,000
City of Manassas, Public Improvement GO, 5.00%, 7/1/2022	50,000	50,157
City of Newport News
Series B, GO, 5.25%, 7/1/2022	25,000	25,085
Rev., 5.00%, 7/15/2022	30,000	30,141
Series 2017A, GO, 5.00%, 8/1/2022	25,000	25,160
City of Newport News, General Improvement
Series 2014A, GO, 4.00%, 7/15/2022	20,000	20,070
Series 2014A, GO, 5.00%, 7/15/2022	50,000	50,234
Series 2016A, GO, 5.00%, 8/1/2022	30,000	30,192
City of Norfolk
GO, 5.00%, 8/1/2022	30,000	30,200
Series A, GO, 4.00%, 10/1/2022	25,000	25,245
Series A, GO, 5.00%, 10/1/2022 (b)	25,000	25,310
Series A, GO, 5.00%, 10/1/2022	25,000	25,328
Series B, GO, 5.00%, 10/1/2022	50,000	50,655
Series A, GO, 5.00%, 10/1/2023	10,000	10,439
Rev., 5.00%, 11/1/2024	100,000	106,973
City of Norfolk, Capital Improvement Series 2013A, GO, 5.00%, 8/1/2022	25,000	25,167
City of Poquoson GO, 5.00%, 2/15/2023	35,000	35,872
City of Portsmouth GO, 5.00%, 7/15/2023	55,000	57,060
City of Portsmouth, Public Utility
Series A, GO, 2.25%, 7/15/2022	25,000	25,034
Series 2012A, GO, 5.00%, 7/15/2022 (b)	25,000	25,117
City of Portsmouth, Tax Exempt
Series 2015A, GO, 4.00%, 8/1/2022	25,000	25,117
Series 2016A, GO, 5.00%, 8/1/2022	50,000	50,315
City of Richland, Waterworks Utility
Rev., 5.00%, 1/15/2023	105,000	107,342
Series 2013A, Rev., 5.00%, 1/15/2023 (b)	55,000	56,227
Series 2020A, Rev., 5.00%, 1/15/2023	25,000	25,558
City of Richmond, Public Improvement
Series 2017B, GO, 5.00%, 7/15/2022	95,000	95,443
Series B, GO, 5.00%, 7/15/2022	20,000	20,093
Series 2013A, GO, 5.00%, 3/1/2023 (b)	25,000	25,656
City of Roanoke, Public Improvement Series 2013A, GO, 4.00%, 7/15/2022	25,000	25,083
City of Suffolk, Tax-Exempt Series 2017A, GO, 5.00%, 2/1/2023	25,000	25,590
City of Virginia Beach
Series 2015B, GO, 5.00%, 9/15/2022	55,000	55,607
Series 2016A, GO, 5.00%, 2/1/2023	25,000	25,604
City of Winchester, Public Improvement
GO, 5.00%, 9/1/2022 (b)	210,000	211,974
GO, 5.00%, 9/1/2022	75,000	75,705
GO, 5.00%, 3/1/2023	35,000	35,903

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Commonwealth of Virginia
Series 2013B, GO, 4.00%, 6/1/2022 (b)	10,000	10,000
Series 2013B, GO, 4.00%, 6/1/2022	160,000	160,000
Series 2015B, GO, 5.00%, 6/1/2022 (b)	10,000	10,000
Series 2015B, GO, 5.00%, 6/1/2022	25,000	25,000
Series 2013B, GO, 4.00%, 6/1/2025	20,000	20,427
County of Arlington
Series 2012A, GO, 5.00%, 8/1/2022 (b)	95,000	95,600
Series 2012A, GO, 5.00%, 8/1/2022	200,000	201,277
GO, 4.00%, 8/15/2022	40,000	40,233
County of Chesterfield COP, 4.00%, 11/1/2023	100,000	100,916
County of Chesterfield, Public Improvement Series 2015B, GO, 5.00%, 1/1/2023	20,000	20,421
County of Culpeper GO, 5.00%, 1/15/2024	25,000	26,269
County of Fairfax, Public Improvement
Series 2018A, GO, 4.00%, 10/1/2022	50,000	50,467
Series 2020A, GO, 4.00%, 10/1/2022	20,000	20,187
Series 2012B, GO, 5.00%, 4/1/2023	25,000	25,736
Series 2015B, GO, 5.00%, 10/1/2023	100,000	104,459
County of Fairfax, Sewer Series 2016A, Rev., 5.00%, 7/15/2022	115,000	115,543
County of Fauquier GO, 4.00%, 7/15/2022	50,000	50,173
County of Hanover GO, 4.00%, 7/15/2022	25,000	25,087
County of Hanover, Public Improvement Series A, GO, 4.13%, 1/15/2023	50,000	50,110
County of Henrico, Public Improvement
GO, 4.00%, 8/1/2022	100,000	100,475
GO, 5.00%, 8/1/2022	140,000	140,894
County of Henrico, Water and Sewer Rev., 3.13%, 5/1/2023 (b)	20,000	20,281
County of Loudoun Series 2018A, GO, 5.00%, 12/1/2022	25,000	25,459
County of Loudoun, Public Improvement Series 2019A, GO, 5.00%, 12/1/2022	50,000	50,918
County of Prince William
COP, 5.00%, 10/1/2022	100,000	101,213
COP, 5.00%, 10/1/2023	230,000	239,758
County of Prince William, Public Improvement
Series 2012A, GO, 4.00%, 8/1/2022	25,000	25,118
GO, 5.00%, 8/1/2022	105,000	105,667
County of Pulaski GO, 5.00%, 2/1/2024	40,000	42,076
County of Smyth GO, 5.00%, 11/1/2022	25,000	25,386
County of Spotsylvania, Water and Sewer System Rev., 5.00%, 6/1/2022	40,000	40,000
Culpeper County Economic Development Authority, Capital Projects
Rev., 5.00%, 6/1/2022	100,000	100,000
Rev., 5.00%, 6/1/2024	30,000	31,755
Culpeper County Economic Development Authority, Culpeper County Cte School Project Rev., 5.00%, 6/1/2023	75,000	77,522
Fairfax County Economic Development Authority Series 2012A, Rev., 5.00%, 6/1/2022	100,000	100,000
Fairfax County Industrial Development Authority
Series 2016A, Rev., 5.00%, 5/15/2023	20,000	20,632
Series 2018B, Rev., 5.00%, 5/15/2023 (c)	6,115,000	6,294,114
Franklin County Industrial Development Authority Rev., 5.00%, 10/15/2022	50,000	50,688
Hampton Roads Sanitation District
Series 2014A, Rev., 5.00%, 7/1/2022	225,000	225,714

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Series 2016A, Rev., 5.00%, 8/1/2022	20,000	20,127
Series 2014A, Rev., 5.00%, 7/1/2023	10,000	10,366
Series 2016A, Rev., 5.00%, 8/1/2023	25,000	25,978
Henry County Industrial Development Authority Rev., GAN, 2.00%, 11/1/2023	1,040,000	1,040,133
Loudoun County Economic Development Authority Series 2016A, Rev., 5.00%, 12/1/2022	50,000	50,863
Louisa Industrial Development Authority Series 2008B, Rev., 0.75%, 9/2/2025 (c)	100,000	93,777
Montgomery County Economic Development Authority Series A, Rev., 5.00%, 6/1/2022	25,000	25,000
Norfolk Economic Development Authority, Sentara Healthcare
Series 2012B, Rev., 5.00%, 11/1/2022	20,000	20,308
Series 2012B, Rev., 4.00%, 11/1/2023	100,000	100,953
Peninsula Ports Authority, Dominion Terminal Associates Project - DETC Issue Rev., 1.70%, 10/1/2022 (c)	4,850,000	4,848,418
Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2022	25,000	25,334
Prince William County Industrial Development Authority, Novant Health Obligation Group Series 2013B, Rev., 3.25%, 11/1/2022 (b)	30,000	30,234
Roanoke Economic Development Authority, Va Lutheran Homes Brandon Oaks Project Rev., 6.63%, 12/1/2023 (b)	40,000	42,781
Southampton County Industrial Development Authority, Southampton County Capital Rev., 5.00%, 12/1/2022	65,000	66,102
Stafford County Economic Development Authority Rev., 5.00%, 6/15/2022	95,000	95,130
Virginia Beach Development Authority, Public Facilities Series B, Rev., 5.00%, 12/1/2022	70,000	71,268
Virginia Beach Development Authority, Westminster-Canterbury on Chesapeake Bay Rev., 5.00%, 9/1/2022	35,000	35,135
Virginia College Building Authority Series 2014B, Rev., 5.00%, 9/1/2022 (b)	145,000	146,345
Virginia College Building Authority, 21st Century College and Equipment Programs
Series 2019B, Rev., 5.00%, 2/1/2023	55,000	56,269
Series 2019C, Rev., 5.00%, 2/1/2023	50,000	51,154
Series 2020A, Rev., 5.00%, 2/1/2023	25,000	25,577
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 200.9, Rev., 5.00%, 2/1/2023	35,000	35,808
Series 2009E-2, Rev., 5.00%, 2/1/2023	40,000	40,923
Series 2013A, Rev., 5.00%, 2/1/2023	20,000	20,462
Series 2013A, Rev., 5.00%, 2/1/2023 (b)	50,000	51,181
Series 2015A, Rev., 5.00%, 2/1/2023	65,000	66,500
Series 2015D, Rev., 5.00%, 2/1/2023	85,000	86,962
Series 2018A, Rev., 5.00%, 2/1/2023	20,000	20,462
Series A, Rev., 5.00%, 2/1/2023	90,000	92,077
Series B, Rev., 5.00%, 2/1/2023	20,000	20,462
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program
Series 2012-A, Rev., 5.00%, 9/1/2022 (b)	385,000	388,619
Series 2014B, Rev., 5.00%, 9/1/2022	160,000	161,472
Series 2016A, Rev., 5.00%, 9/1/2022	60,000	60,552
Series A, Rev., 5.00%, 9/1/2022	70,000	70,644
Series B, Rev., 5.00%, 9/1/2023	60,000	62,469
Virginia College Building Authority, Public Higher Educational Financing Program
Series 2018A, Rev., 5.00%, 9/1/2022	125,000	126,150
Series 2019A, Rev., 5.00%, 9/1/2022	25,000	25,230
Series 2021A, Rev., 5.00%, 9/1/2022	55,000	55,506
Series 2013A, Rev., 4.00%, 9/1/2023 (b)	25,000	25,725
Virginia Commonwealth Transportation Board
Series 2012B, Rev., GAN, 5.00%, 9/15/2022 (b)	35,000	35,381
Rev., GAN, 5.00%, 9/15/2023	45,000	46,919

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2023	100,000	103,276
Rev., 5.00%, 5/15/2024	35,000	37,102
Series 2017A, Rev., 5.00%, 5/15/2025	40,000	43,369
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2022	435,000	439,730
Series 2012B, Rev., GAN, 5.00%, 9/15/2022 (b)	320,000	323,481
Series 2012B, Rev., GAN, 5.00%, 9/15/2022	325,000	328,530
Rev., GAN, 5.00%, 3/15/2023	250,000	256,909
Series 2013A, Rev., GAN, 5.00%, 3/15/2023 (b)	280,000	287,732
Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	170,000	174,698
Rev., GAN, 5.00%, 3/15/2025	30,000	32,403
Virginia Commonwealth University Series 2018A, Rev., 5.00%, 11/1/2022	20,000	20,306
Virginia Commonwealth University Health System Authority
Rev., 5.00%, 7/1/2022	20,000	20,063
Rev., 5.00%, 7/1/2025	45,000	48,543
Virginia Housing Development Authority Series 2020B, Rev., 0.99%, 3/1/2024	210,000	205,470
Virginia Public Building Authority, Public Facilities
Series 2013A, Rev., 5.00%, 8/1/2022	275,000	276,760
Series 2013B, Rev., 5.00%, 8/1/2022	25,000	25,160
Series 2014A, Rev., 5.00%, 8/1/2022	260,000	261,664
Series 2015A, Rev., 5.00%, 8/1/2022	20,000	20,128
Series 2015B, Rev., 5.00%, 8/1/2022	25,000	25,160
Series 2017A, Rev., 5.00%, 8/1/2022	100,000	100,640
Series 2019A, Rev., 5.00%, 8/1/2022	30,000	30,192
Series 2020B, Rev., 5.00%, 8/1/2022	40,000	40,256
Series A, Rev., 5.00%, 8/1/2022	745,000	749,769
Series B, Rev., 5.00%, 8/1/2022	140,000	140,896
Series C, Rev., 5.00%, 8/1/2022	135,000	135,864
Series 2012A, Rev., 4.00%, 8/1/2023	10,000	10,276
Series 2013A, Rev., 4.00%, 8/1/2023	70,000	71,934
Series 2013A, Rev., 5.00%, 8/1/2023 (b)	65,000	67,527
Series 2018A, Rev., 5.00%, 8/1/2023	30,000	31,173
Series 2020B, Rev., 5.00%, 8/1/2023	10,000	10,391
Series 2021A-1, Rev., 5.00%, 8/1/2023	65,000	67,542
Series A, Rev., 5.00%, 8/1/2023	20,000	20,782
Series C, Rev., 4.00%, 8/1/2026	25,000	25,973
Virginia Public School Authority
Series 2012C, Rev., 2.25%, 8/1/2022 (b)	30,000	30,052
Series 2015A, Rev., 5.00%, 8/1/2022	25,000	25,163
Virginia Public School Authority, School Financing 1997 Resolution
Rev., 3.00%, 8/1/2022 (b)	45,000	45,135
Series 2012A, Rev., 3.00%, 8/1/2022 (b)	50,000	50,150
Series 2012C, Rev., 3.25%, 8/1/2022 (b)	80,000	80,273
Series 2012D, Rev., 4.00%, 8/1/2022 (b)	155,000	155,726
Rev., 5.00%, 8/1/2022 (b)	70,000	70,442
Series 2012A, Rev., 5.00%, 8/1/2022 (b)	260,000	261,624
Series 2012A, Rev., 5.00%, 8/1/2022	110,000	110,715

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Series 2012B, Rev., 5.00%, 8/1/2022 (b)	75,000	75,474
Series 2012D, Rev., 5.00%, 8/1/2022	20,000	20,130
Series 2012D, Rev., 5.00%, 8/1/2022 (b)	45,000	45,284
Series 2013A, Rev., 5.00%, 8/1/2022	45,000	45,293
Series 2014B, Rev., 5.00%, 8/1/2022	95,000	95,618
Series 2015B, Rev., 5.00%, 8/1/2022	25,000	25,163
Series 2013A, Rev., 3.00%, 8/1/2023 (b)	25,000	25,386
Rev., 5.00%, 8/1/2023	70,000	72,812
Series 2013A, Rev., 5.00%, 8/1/2023	10,000	10,402
Series 2013A, Rev., 5.00%, 8/1/2023 (b)	25,000	25,972
Series 2014B, Rev., 5.00%, 8/1/2023	135,000	140,424
Series 2014C, Rev., 5.00%, 8/1/2023	25,000	26,004
Series 2015A, Rev., 5.00%, 8/1/2024	25,000	26,637
Virginia Public School Authority, School Financing, Special Obligation
Rev., 5.00%, 8/1/2022	20,000	20,128
Rev., 5.00%, 2/1/2023	120,000	122,923
Virginia Public School Authority, School Technology and Security Notes Series VI, Rev., 5.00%, 4/15/2023	80,000	82,480
Virginia Resources Authority
Series 2012C, Rev., 4.00%, 11/1/2022 (b)	20,000	20,224
Series 2012A, Rev., 4.00%, 11/1/2042	25,000	25,275
Virginia Resources Authority, Clean Water State Revolving Fund Rev., 5.00%, 10/1/2022	105,000	106,312
Virginia Resources Authority, Infrastructure
Series 2015B, Rev., 4.00%, 11/1/2022	20,000	20,227
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	800,000	812,254
Series 2016A, Rev., 5.00%, 11/1/2022	40,000	40,618
Series 2016C, Rev., 5.00%, 11/1/2022	120,000	121,853
Virginia Resources Authority, Infrastructure Moral Obligation
Rev., 4.00%, 11/1/2022	25,000	25,284
Series 2012B, Rev., 4.00%, 11/1/2022 (b)	155,000	156,704
Series 2013A, Rev., 4.00%, 11/1/2022	50,000	50,569
Series 2014C, Rev., AMT, 5.00%, 11/1/2022	35,000	35,541
Series 2014C, Rev., 5.00%, 11/1/2022	100,000	101,548
Series 2016A, Rev., 5.00%, 11/1/2022	50,000	50,774
Series 2019A, Rev., 5.00%, 11/1/2022	25,000	25,387
Series 2012B, Rev., 4.00%, 11/1/2024	15,000	15,128
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program
Rev., 5.00%, 11/1/2022	60,000	60,928
Series 2020C, Rev., 5.00%, 11/1/2022	75,000	76,161
Virginia Resources Authority, Infrastructure Pooled Financing Program
Series 2017C, Rev., 4.00%, 11/1/2022	65,000	65,736
Rev., 5.00%, 11/1/2022	75,000	76,158
Series 2012A, Rev., 5.00%, 11/1/2022 (b)	85,000	86,302
Series 2012A, Rev., 5.00%, 11/1/2022	40,000	40,618
Series 2012B, Rev., 5.00%, 11/1/2022	115,000	116,776
Series 2016B, Rev., 5.00%, 11/1/2022	80,000	81,235
Series 2017A, Rev., 5.00%, 11/1/2022	25,000	25,386
Series 2018C, Rev., 5.00%, 11/1/2022	185,000	187,857
Virginia Resources Authority, Infrastructure Tax Exempt Series A, Rev., 5.00%, 11/1/2022	20,000	20,309

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Resources Authority, Pooled Financing Program Series 2012A-1, Rev., 5.00%, 11/1/2022 (b)	100,000	101,532
Virginia Resources Authority, Tuckahoe Creek Service District Project
Rev., Zero Coupon, 11/1/2022 (b)	95,000	70,968
Rev., 4.00%, 11/1/2022 (b)	30,000	30,336
Western Regional Jail Authority, Regional Jail Facility
Rev., 4.00%, 12/1/2022	50,000	50,641
Rev., 5.00%, 12/1/2024	1,285,000	1,372,148
Winchester Economic Development Authority, Health System Obligation Group Series 2014A, Rev., 5.00%, 1/1/2023	25,000	25,511
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2010A, Rev., 1.20%, 5/31/2024 (c)	2,100,000	2,047,640
York County, Economic Development Authority, Capital Project Rev., 4.00%, 7/15/2023	55,000	56,353
Total Virginia		57,280,837
Washington — 2.7%
Auburn School District No. 408 of King and Pierce Counties
GO, 3.00%, 12/1/2022	150,000	150,141
GO, 4.00%, 12/1/2023	95,000	96,123
GO, 4.00%, 12/1/2024	60,000	60,604
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax GO, 5.00%, 12/1/2024	25,000	26,834
Benton County School District No. 17 Kennewick, Unlimited Tax
GO, 5.00%, 12/1/2022	90,000	91,622
GO, 5.00%, 12/1/2023	60,000	62,866
Benton County School District No. 400 Richland, Unlimited Tax GO, 5.00%, 12/1/2023	50,000	51,674
Cascade Water Alliance
Rev., 5.00%, 9/1/2022	25,000	25,237
Rev., 5.00%, 1/1/2023	25,000	25,524
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax Series 2016S-1, Rev., 5.00%, 11/1/2022	50,000	50,770
Central Puget Sound Regional Transit Authority, Sales and Use Tax
Series 2012S-1, Rev., 5.00%, 11/1/2022	140,000	142,156
Series 2012S-1, Rev., 5.00%, 11/1/2022 (b)	105,000	106,608
Central Washington University
Rev., 5.00%, 5/1/2023	100,000	102,952
Rev., AGM, 5.00%, 5/1/2024	360,000	379,890
Rev., 4.00%, 5/1/2026	270,000	274,142
Chelan County Public Utility District No. 1 Series 2020A, Rev., 5.00%, 7/1/2022	120,000	120,379
Chelan County Public Utility District No. 1, Capital Appreciation Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2023	70,000	68,646
City of Auburn, Utility System
Rev., 5.00%, 12/1/2022	35,000	35,620
Rev., 5.00%, 12/1/2023	35,000	36,624
City of Bellevue, Limited Tax GO, 5.00%, 12/1/2022	75,000	76,362
City of Bellingham, Limited Tax GO, 5.00%, 12/1/2022	25,000	25,454
City of Bonney Lake, Water and Sewer System Rev., 4.00%, 12/1/2022	75,000	75,999
City of Bothell, Limited Tax GO, 5.00%, 3/1/2023	25,000	25,630
City of Centralia Electric System Rev., 5.00%, 12/1/2022	150,000	152,672
City of Edmonds, Water and Sewer Rev., 5.00%, 12/1/2023	25,000	25,809
City of Everett, Water and Sewer
Rev., 5.00%, 12/1/2022	500,000	509,132
Rev., 5.00%, 12/1/2023	25,000	26,191

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Rev., 5.00%, 12/1/2024	40,000	40,568
City of Fife Rev., 4.00%, 10/1/2022	100,000	100,884
City of Gig Harbor, Water and Sewer Rev., 4.00%, 10/1/2022	50,000	50,432
City of Kennewick, Limited Tax GO, 3.00%, 12/1/2022	20,000	20,150
City of Lynnwood
Rev., 4.00%, 12/1/2022	45,000	45,600
Rev., 4.00%, 12/1/2023	30,000	30,992
City of Olympia, Limited Tax GO, 5.00%, 12/1/2024	25,000	26,822
City of Olympia, Unlimited Tax GO, 5.00%, 12/1/2022	45,000	45,822
City of Renton, Limited Tax
Series A, GO, 4.00%, 12/1/2022	50,000	50,651
GO, 5.00%, 12/1/2022	65,000	66,187
City of Richland Rev., 5.00%, 11/1/2022	45,000	45,693
City of Richland, Waterworks Utility
Rev., 4.00%, 11/1/2022	20,000	20,226
Rev., 4.00%, 11/1/2023	20,000	20,618
City of Seattle, Drainage and Wastewater System Improvement
Rev., 5.00%, 9/1/2022	150,000	150,311
Rev., 5.00%, 9/1/2024	45,000	45,067
City of Seattle, Limited Tax
Series 2017A, GO, 5.00%, 11/1/2022	150,000	152,310
Series 2016A, GO, 5.00%, 4/1/2023	30,000	30,871
GO, 5.00%, 5/1/2023	20,000	20,631
Series 2013A, GO, 4.00%, 10/1/2023	25,000	25,514
City of Seattle, Municipal Light and Power Improvement
Series 2012A, Rev., 5.00%, 6/1/2022	40,000	40,000
Rev., 5.00%, 7/1/2022	120,000	120,378
Rev., 5.00%, 9/1/2022	345,000	348,243
Series 2017C, Rev., 5.00%, 9/1/2022	45,000	45,423
Series 2016C, Rev., 5.00%, 10/1/2022	115,000	116,426
Series 2018A, Rev., 5.00%, 1/1/2023	65,000	66,359
Series 2019A, Rev., 5.00%, 4/1/2023	25,000	25,722
Series 2015A, Rev., 5.00%, 5/1/2023	130,000	134,079
Series 2020A, Rev., 5.00%, 7/1/2023	30,000	31,093
Rev., 5.00%, 9/1/2023	105,000	109,335
Series 2016C, Rev., 5.00%, 10/1/2023	45,000	46,964
Series 2012A, Rev., 5.00%, 6/1/2024	120,000	120,234
Series 2012A, Rev., 5.00%, 6/1/2025	235,000	235,456
City of Seattle, Water System
Rev., 4.00%, 9/1/2022 (b)	70,000	70,477
Rev., 5.00%, 9/1/2022	180,000	181,696
Rev., 5.00%, 9/1/2022 (b)	110,000	111,034
Rev., 5.00%, 5/1/2023	60,000	61,888
Rev., 5.00%, 9/1/2023	50,000	50,430
City of Shelton, Limited Tax GO, 4.00%, 12/1/2022	150,000	151,759
City of Spokane, Unlimited Tax GO, 5.00%, 12/1/2022	200,000	203,653
City of Spokane, Water and Wastewater System
Rev., 5.00%, 12/1/2022	25,000	25,457

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Rev., 5.00%, 12/1/2023	20,000	20,962
City of Tacoma
Rev., 3.00%, 12/1/2022	30,000	30,237
Rev., 5.00%, 12/1/2022	280,000	284,973
Series 2015A, Rev., 5.00%, 12/1/2022	20,000	20,355
City of Tacoma, Electric System Series 2013B, Rev., 5.00%, 1/1/2023	50,000	51,045
City of Tacoma, Water Supply System Rev., 5.00%, 12/1/2022	25,000	25,444
City of University Place, Limited Tax GO, 4.00%, 12/1/2023	35,000	36,157
City of Vancouver Downtown Redevelopment Authority, Conference Center Project Rev., 5.00%, 1/1/2023	160,000	163,317
City of Vancouver, Limited Tax Series 2015B, GO, 5.00%, 12/1/2022	80,000	81,461
City of Walla Walla, Unlimited Tax
GO, 3.00%, 12/1/2022	70,000	70,552
GO, 3.00%, 12/1/2023	25,000	25,440
City of Wenatchee, Water and Sewer System Rev., 3.00%, 12/1/2022	25,000	25,197
City of Yakima, Limited Tax Series 2014A, GO, 5.00%, 6/1/2023	25,000	25,790
Clark County Public Utility District No. 1
Rev., 5.00%, 1/1/2023	335,000	341,846
Rev., 5.00%, 1/1/2024	15,000	15,737
Clark County Public Utility District No. 1, Electric System Rev., 5.00%, 1/1/2023	395,000	403,073
Clark County Public Utility District No. 1, Generating System Rev., 5.00%, 1/1/2024	125,000	131,142
Clark County School District No. 114 Evergreen, Unlimited Tax GO, 5.00%, 12/1/2022	80,000	81,461
Clark County School District No. 117 Camas, Unlimited Tax
GO, 2.00%, 12/1/2022	30,000	30,103
GO, 5.00%, 12/1/2023	100,000	104,853
Clark County School District No. 122 Ridgefield, Unlimited Tax GO, 5.00%, 12/1/2022	30,000	30,545
Clark County School District No. 37 Vancouver, Unlimited Tax
GO, 3.00%, 12/1/2022	30,000	30,249
GO, 5.00%, 12/1/2023	30,000	31,451
Clark County, Vancouver School District No. 37 GO, 3.00%, 12/1/2023	25,000	25,474
Clark Regional Wastewater District Rev., 5.00%, 12/1/2022	25,000	25,447
County of Benton, Limited Tax
GO, 3.00%, 12/1/2022	45,000	45,355
GO, 3.00%, 12/1/2023	30,000	30,519
County of Franklin, Limited Tax GO, AGM, 4.00%, 7/1/2022 (b)	25,000	25,059
County of King, Limited Tax
Series 2017B, GO, 5.00%, 6/1/2022	60,000	60,000
Series 2019A, GO, 5.00%, 6/1/2022	50,000	50,000
Series 2015A, GO, 4.00%, 7/1/2022	50,000	50,119
Series 2012B, GO, 5.00%, 7/1/2022 (b)	50,000	50,155
Series 2012C, GO, 5.00%, 7/1/2022 (b)	20,000	20,063
Series 2015A, GO, 5.00%, 7/1/2022	25,000	25,080
Series 2019B, GO, 5.00%, 7/1/2022	30,000	30,095
Series 2012E, GO, 3.00%, 12/1/2022	30,000	30,253
GO, 4.00%, 12/1/2022	50,000	50,669
GO, 5.00%, 12/1/2022	50,000	50,916
Series 2014C, GO, 5.00%, 12/1/2022	180,000	183,297
Series 2021A, GO, 3.00%, 1/1/2023	120,000	121,147

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
County of King, Sewer
Series 2012B, Rev., 5.00%, 7/1/2022 (b)	20,000	20,062
Series 2014B, Rev., 5.00%, 7/1/2022	45,000	45,142
Series 2015B, Rev., 5.00%, 7/1/2022	105,000	105,332
Series 2018B, Rev., 5.00%, 7/1/2022	90,000	90,285
Series 2020A, Rev., 0.62%, 1/1/2024 (c)	1,545,000	1,477,484
Series 2013A, Rev., 5.00%, 1/1/2024	30,000	30,555
County of King, Sewer, Junior Lien Series B, Rev., 0.88%, 1/1/2026 (c)	60,000	55,747
County of Kitsap, Limited Tax GO, 4.00%, 12/1/2022	70,000	70,933
County of Kitsap, Sewer Rev., 5.00%, 12/1/2022	25,000	25,457
County of Pierce, Limited Tax GO, 5.00%, 7/1/2022	30,000	30,095
County of Pierce, Sewer
Rev., 4.00%, 8/1/2022 (b)	185,000	185,866
Rev., 5.00%, 8/1/2022	35,000	35,223
County of Skagit, Limited Tax GO, 5.00%, 12/1/2024	60,000	64,402
County of Snohomish, Limited Tax
GO, 4.00%, 12/1/2022	190,000	192,531
GO, 5.00%, 12/1/2022	70,000	71,279
County of Spokane, Limited Tax GO, 5.00%, 12/1/2022 (b)	75,000	76,362
East Columbia Basin Irrigation District Rev., 5.00%, 6/1/2022	50,000	50,000
East Wenatchee Water District Rev., 4.00%, 8/1/2023	25,000	25,647
Eastern Washington University Rev., 5.00%, 10/1/2023	35,000	36,443
Energy Northwest
Series 2018A, Rev., 4.00%, 7/1/2022 (b)	180,000	180,415
Rev., 5.00%, 7/1/2022	25,000	25,076
Series 2014A, Rev., 5.00%, 7/1/2022 (b)	385,000	386,197
Series 2015A, Rev., 5.00%, 7/1/2022 (b)	25,000	25,078
Series 2016-A, Rev., 5.00%, 7/1/2022 (b)	50,000	50,155
Series 2017-A, Rev., 5.00%, 7/1/2022	250,000	250,777
Series 2019A, Rev., 5.00%, 7/1/2022 (b)	80,000	80,249
Series 2021A, Rev., 5.00%, 7/1/2022 (b)	860,000	862,616
Series 2018C, Rev., 4.00%, 7/1/2023	30,000	30,783
Series 2014A, Rev., 5.00%, 7/1/2023	175,000	181,432
Series 2017-A, Rev., 5.00%, 7/1/2023	35,000	36,286
Series 2018A, Rev., 5.00%, 7/1/2023	110,000	114,043
Series C, Rev., 5.00%, 7/1/2023	25,000	25,919
Series 2018C, Rev., 5.00%, 7/1/2025	25,000	27,202
Series 2014-C, Rev., 5.00%, 7/1/2026	100,000	105,983
FYI Properties
Rev., 5.00%, 6/1/2022	55,000	55,000
Rev., 5.00%, 6/1/2023	45,000	46,445
Grant County Public Utility District No. 2 Electric Series 2017-O, Rev., 5.00%, 1/1/2023	20,000	20,413
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	105,000	105,330
Series A, Rev., 5.00%, 1/1/2023 (b)	135,000	137,823
Grays Harbor County Public Utility District No. 1
Series 2015A, Rev., 5.00%, 1/1/2023	40,000	40,815

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Rev., 5.00%, 7/1/2023 (b)	45,000	46,615
Series 2015A, Rev., 5.00%, 1/1/2025	100,000	107,028
Greater Wenatchee Regional Events Center Public Facilities District Series A, Rev., 5.50%, 9/1/2022 (b)	250,000	252,657
King & Snohomish Counties School District No. 417 Northshore
GO, 5.00%, 12/1/2022	135,000	137,465
GO, 5.00%, 12/1/2024	25,000	26,834
King County Fire Protection District No. 2 GO, 5.00%, 12/1/2022	30,000	30,548
King County Fire Protection District No. 39 Series 2015A, GO, 5.00%, 12/1/2024	40,000	42,925
King County Housing Authority
Rev., 3.00%, 6/1/2022	55,000	55,000
Rev., 2.00%, 10/1/2022	220,000	220,319
Rev., 2.00%, 10/1/2023	100,000	99,949
Rev., 3.00%, 10/1/2024	100,000	101,452
King County Public Hospital District No. 1
GO, 4.00%, 12/1/2022	150,000	151,849
GO, 5.00%, 12/1/2022	410,000	417,076
King County Public Hospital District No. 2 GO, 5.00%, 12/1/2022	50,000	50,908
King County Rural Library District
GO, 4.00%, 12/1/2022	395,000	400,065
GO, 4.00%, 12/1/2023	75,000	77,389
King County School District No. 210 Federal Way GO, 4.00%, 12/1/2022	35,000	35,466
King County School District No. 401 Highline
GO, 5.00%, 6/1/2022	180,000	180,000
Series 2012B, GO, 3.25%, 12/1/2022	25,000	25,234
GO, 4.00%, 12/1/2022	35,000	35,458
Series 2012B, GO, 5.00%, 12/1/2024	165,000	167,773
King County School District No. 403 Renton
GO, 5.00%, 6/16/2022	60,000	60,090
GO, 4.00%, 12/1/2024	65,000	68,193
King County School District No. 405 Bellevue
Series 2012B, GO, 3.00%, 12/1/2022	40,000	40,335
GO, 5.00%, 12/1/2022	160,000	162,922
Series 2012A, GO, 5.00%, 12/1/2022	45,000	45,822
GO, 5.00%, 12/1/2023	185,000	193,978
GO, 5.00%, 12/1/2024	210,000	225,675
King County School District No. 410 Snoqualmie Valley
GO, 4.00%, 12/1/2022	95,000	96,266
GO, 5.00%, 12/1/2022	30,000	30,555
King County School District No. 411 Issaquah
GO, 2.50%, 12/1/2022	40,000	40,250
GO, 3.00%, 12/1/2022	35,000	35,306
GO, 4.00%, 12/1/2022	20,000	20,273
King County School District No. 414 Lake Washington GO, 5.00%, 12/1/2022	410,000	417,468
King County School District No. 415 Kent GO, 5.00%, 12/1/2023	30,000	31,461
Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/2022	40,000	40,475
Kitsap County School District No. 303 Bainbridge Island Series 2014B, GO, 5.00%, 12/1/2022	20,000	20,365
Kitsap County School District No. 401 Central Kitsap GO, 5.00%, 12/1/2022	185,000	188,379
Lake Stevens Sewer District Rev., 5.00%, 11/1/2022	35,000	35,527

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Lewis County Public Utility District No. 1
Rev., 5.00%, 10/1/2022	45,000	45,561
Rev., 5.00%, 10/1/2023	100,000	104,337
Lynnwood Public Facilities District Rev., 5.00%, 12/1/2022	50,000	50,835
Mason County School District No. 309 Shelton GO, 5.00%, 12/1/2022	25,000	25,440
North Thurston Public Schools, Unlimited Tax GO, 4.00%, 12/1/2022	40,000	40,529
Pierce County School District No. 1 Steilacoom GO, 3.00%, 6/1/2022	200,000	200,000
Pierce County School District No. 10 Tacoma, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	25,457
Pierce County School District No. 3 Puyallup, Unlimited Tax
GO, 3.00%, 6/1/2022	50,000	50,000
GO, 5.00%, 6/1/2022	145,000	145,000
Series 2012A, GO, 4.00%, 12/1/2022	95,000	96,190
Series 2012A, GO, 5.00%, 12/1/2024	25,000	25,421
Series 2012A, GO, 5.00%, 12/1/2025	50,000	50,845
Pierce County School District No. 320 Sumner, Unlimited Tax
GO, 3.00%, 12/1/2022	25,000	25,210
GO, 5.00%, 12/1/2022	45,000	45,822
Pierce County School District No. 401 Peninsula, Unlimited Tax GO, 5.00%, 12/1/2022	20,000	20,365
Pierce County School District No. 403 Bethel, Unlimited Tax GO, 4.00%, 12/1/2022	70,000	70,926
Pierce County School District No. 83 University Place, Unlimited Tax GO, 3.00%, 12/1/2022	75,000	75,629
Port of Bellingham Rev., 4.00%, 12/1/2022	50,000	50,641
Port of Everett Rev., 4.00%, 12/1/2022	70,000	70,887
Port of Everett, Limited Tax GO, 5.00%, 12/1/2022	50,000	50,913
Port of Seattle Series 2013A, GO, 4.00%, 11/1/2023	150,000	151,430
Port of Seattle, Intermediate Lien
Series 2012A, Rev., 4.00%, 8/1/2022	320,000	321,458
Series 2012A, Rev., 5.00%, 8/1/2022	105,000	105,649
Series 2021A, Rev., 5.00%, 12/1/2022	120,000	122,131
Series B, Rev., 5.00%, 3/1/2023	315,000	323,078
Series A, Rev., 5.00%, 4/1/2023	190,000	195,357
Series 2012A, Rev., 5.00%, 8/1/2023	475,000	477,704
Series 2012A, Rev., 5.00%, 8/1/2024	155,000	155,839
Series B, Rev., 5.00%, 3/1/2025	170,000	180,583
Series 2012A, Rev., 5.00%, 8/1/2026	2,480,000	2,492,724
Port of Tacoma, Limited Tax Series 2016A, GO, 4.00%, 12/1/2022	80,000	81,066
Public Utility District No. 1 of Cowlitz County Rev., 5.00%, 9/1/2022	25,000	25,231
Skagit County School District No. 103 Anacortes GO, 5.00%, 12/1/2022	40,000	40,727
Snohomish County Public Transportation Benefit Area Corp., Limited Sales Tax Rev., 5.00%, 8/1/2022	155,000	155,987
Snohomish County Public Utility District No. 1, Electric System
Rev., 5.00%, 12/1/2022 (b)	305,000	310,539
Rev., 5.00%, 12/1/2022	65,000	66,188
Snohomish County Public Utility District No. 1, Generation System Series 2020A, Rev., 5.00%, 12/1/2022	200,000	203,653
Snohomish County School District No. 103 Monroe, Unlimited Tax GO, 5.00%, 12/1/2022	30,000	30,545
Snohomish County School District No. 2 Everett, Unlimited Tax
GO, 3.00%, 12/1/2022	65,000	65,545
GO, 5.00%, 12/1/2022	120,000	122,192
Snohomish County School District No. 332 Granite Falls, Unlimited Tax Series 2015A, GO, 5.00%, 12/1/2023	50,000	52,389
South Correctional Entity Facility Public Development Authority Rev., 4.00%, 12/1/2023	115,000	118,629

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Spokane & Whitman Counties School District No. 360 Cheney, Unlimited Tax GO, 5.00%, 12/1/2022	25,000	25,457
Spokane County School District No. 354 Mead, Unlimited Tax GO, 5.00%, 12/1/2022	20,000	20,363
Spokane County School District No. 356 Central Valley, Unlimited Tax GO, 5.00%, 12/1/2023	45,000	47,150
Spokane Public Facilities District, Hotel and Sales Tax Series 2013A, Rev., 5.00%, 6/1/2023 (b)	25,000	25,848
Spokane Public Facilities District, Sales Tax Series 2013B, Rev., 4.50%, 6/1/2023 (b)	45,000	46,305
State of Washington
Series 2020D, GO, 5.00%, 6/1/2022	25,000	25,000
Series 2016B, COP, 5.00%, 7/1/2022	30,000	30,091
Series 2018B, COP, 5.00%, 7/1/2022	20,000	20,061
Series 2020D, COP, 5.00%, 7/1/2022	100,000	100,303
Series 2021B, COP, 5.00%, 7/1/2022	55,000	55,166
Series 2020A, COP, 5.00%, 1/1/2023	160,000	163,204
Series R-2022C, GO, 4.00%, 7/1/2027	15,000,000	16,282,323
State of Washington, Motor Vehicle Fuel Tax
Series 2019B, GO, 5.00%, 6/1/2022	25,000	25,000
Series 2019D, GO, 5.00%, 6/1/2022	65,000	65,000
Series 2021B, GO, 5.00%, 6/1/2022	85,000	85,000
Series 2021E, GO, 5.00%, 6/1/2022	20,000	20,000
GO, 5.00%, 7/1/2022	560,000	561,776
Series 2013B, GO, 5.00%, 7/1/2022	340,000	341,057
Series 2021D, GO, 5.00%, 7/1/2022	40,000	40,129
Series B, GO, 5.00%, 7/1/2022	250,000	250,808
Series R-2012D, GO, 5.00%, 7/1/2022	790,000	792,464
Series R-2013B, GO, 5.00%, 7/1/2022	510,000	511,585
Series R-2015F, GO, 5.00%, 7/1/2022	225,000	225,727
Series R-2016C, GO, 5.00%, 7/1/2022	110,000	110,356
Series R-2020D, GO, 5.00%, 7/1/2022	140,000	140,452
Series 2013B-2, GO, 4.00%, 8/1/2022	25,000	25,121
Series 2014B, GO, 5.00%, 8/1/2022	25,000	25,162
Series 2017B, GO, 5.00%, 8/1/2022	175,000	176,135
Series 2018B, GO, 5.00%, 8/1/2022	90,000	90,584
Series R-2017D, GO, 5.00%, 8/1/2022	25,000	25,162
Series 2003F, GO, NATL-RE, Zero Coupon, 12/1/2022	75,000	74,315
Series R-2020B, GO, 5.00%, 1/1/2023	45,000	45,962
Series 2013E, GO, 5.00%, 2/1/2023	30,000	30,723
Series 2014E, GO, 5.25%, 2/1/2023	30,000	30,772
Series 2003C, GO, NATL-RE, Zero Coupon, 6/1/2023	25,000	24,546
Series R-2013D, GO, 5.00%, 7/1/2023	20,000	20,726
Series R-2021A, GO, 5.00%, 6/1/2024	500,000	530,563
Series 2015C, GO, 5.00%, 2/1/2025	100,000	107,761
State of Washington, Motor Vehicle Fuel Tax Related Fees
Series 2020E, GO, 5.00%, 6/1/2022	35,000	35,000
Series R-2012D, GO, 5.00%, 7/1/2022	155,000	155,482
State of Washington, Motor Vehicle Fuel Tax, Senior 520 Corridor Program-Toll Series 2017C, GO, 5.00%, 6/1/2022	75,000	75,000
State of Washington, Senior 520 Corridor Program
Series 2014C, Rev., 5.00%, 9/1/2022	570,000	575,415
Series 2012F, Rev., 5.00%, 9/1/2023	170,000	171,492
Series 2012F, Rev., 5.00%, 9/1/2024	3,040,000	3,064,977

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
State of Washington, Senior 520 Corridor Program, Federal Highway Series 2014C, Rev., 5.00%, 9/1/2024	95,000	98,814
State of Washington, State and Local Agency Personal Property
Series 2014A, COP, 4.00%, 7/1/2022	50,000	50,111
Series 2013A, COP, 5.00%, 7/1/2022	165,000	165,499
Series 2014B, COP, 5.00%, 7/1/2024	50,000	52,960
State of Washington, State and Local Agency Real and Personal Property
Series 2012A, COP, 3.00%, 7/1/2022	35,000	35,050
Series 2013B, COP, 4.00%, 7/1/2022	225,000	225,501
COP, 5.00%, 7/1/2022	235,000	235,711
Series 2015C, COP, 5.00%, 7/1/2022	525,000	526,589
Series 2017A, COP, 5.00%, 7/1/2022	505,000	506,528
Series 2018C, COP, 5.00%, 7/1/2022	50,000	50,151
Series 2019A, COP, 5.00%, 7/1/2022	160,000	160,484
Series 2019D, COP, 5.00%, 7/1/2022	300,000	300,908
Series 2015B, COP, 5.00%, 1/1/2023	90,000	91,802
Series 2015C, COP, 5.00%, 7/1/2023	55,000	56,913
Series 2016A, COP, 5.00%, 7/1/2023	35,000	36,217
Series 2017A, COP, 5.00%, 7/1/2023	170,000	175,913
Series 2019B, COP, 5.00%, 7/1/2023	120,000	124,174
Series 2019D, COP, 5.00%, 7/1/2023	275,000	284,565
Series 2018C, COP, 5.00%, 7/1/2024	35,000	37,072
State of Washington, Various Purpose
Series R-2012C, GO, 4.00%, 7/1/2022	510,000	511,239
Series R-2013A, GO, 4.00%, 7/1/2022	190,000	190,438
Series R-2015G, GO, 4.00%, 7/1/2022	25,000	25,061
Series 2013A, GO, 5.00%, 7/1/2022	145,000	145,451
Series 2015C, GO, 5.00%, 7/1/2022	50,000	50,162
Series 2015D, GO, 5.00%, 7/1/2022	50,000	50,162
Series R-2012C, GO, 5.00%, 7/1/2022	550,000	551,732
Series R-2013A, GO, 5.00%, 7/1/2022	115,000	115,372
Series R-2015A, GO, 5.00%, 7/1/2022	150,000	150,485
Series R-2015E, GO, 5.00%, 7/1/2022	245,000	245,792
Series R-2016B, GO, 5.00%, 7/1/2022	330,000	331,067
Series R-2020C, GO, 5.00%, 7/1/2022	245,000	245,792
Series R-C, GO, 5.00%, 7/1/2022	115,000	115,372
Series 2016A-2, GO, 4.00%, 8/1/2022	25,000	25,121
Series 2013A, GO, 5.00%, 8/1/2022	130,000	130,843
Series 2013A, GO, 5.00%, 8/1/2022 (b)	25,000	25,158
Series 2014A, GO, 5.00%, 8/1/2022	35,000	35,227
Series 2021C, GO, 5.00%, 8/1/2022	20,000	20,130
Series R-2017A, GO, 5.00%, 8/1/2022	280,000	281,816
Series R-2017C, GO, 5.00%, 8/1/2022	125,000	125,811
Series R-2018C, GO, 5.00%, 8/1/2022	130,000	130,843
Series 2021B-R, GO, 5.00%, 1/1/2023	70,000	71,497
Series 2013D, GO, 5.00%, 2/1/2023	10,000	10,241
Series 2014D, GO, 5.00%, 2/1/2023	185,000	189,456
Series 2017D, GO, 5.00%, 2/1/2023	25,000	25,602
Series 2019C, GO, 5.00%, 2/1/2023	45,000	46,084

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2016A, GO, 5.00%, 7/1/2023	55,000	56,997
Series R-2015C, GO, 5.00%, 7/1/2023	80,000	82,905
Series R-C, GO, 5.00%, 7/1/2023	20,000	20,726
Series 2015E, GO, 5.00%, 7/1/2024	25,000	26,585
Series R-C, GO, 5.00%, 7/1/2024	160,000	165,618
Series 2018A, GO, 5.00%, 8/1/2024	40,000	42,627
Series R-2013C, GO, 5.00%, 7/1/2025	50,000	51,723
Series 2014A, GO, 5.00%, 8/1/2025	35,000	36,282
Series R-2013C, GO, 4.00%, 7/1/2026	75,000	76,601
Series 2014A, GO, 5.00%, 8/1/2026	70,000	72,515
State of Washington, Vehicle Fuel Tax
Series 2013D, GO, 5.00%, 7/1/2022	35,000	35,113
Series 2013E, GO, 5.00%, 2/1/2024	20,000	20,452
Series 2013E, GO, 5.00%, 2/1/2025	85,000	86,762
Tacoma Metropolitan Park District, Unlimited Tax
Series B, GO, 4.00%, 12/1/2022	20,000	20,264
GO, 5.00%, 12/1/2022	215,000	218,905
Series B, GO, 5.00%, 12/1/2022	60,000	61,090
Thurston and Pierce Counties Community Schools, Unlimited Tax GO, 5.00%, 12/1/2024	95,000	101,971
Thurston County School District No. 111 Olympia Series B, GO, 5.00%, 6/1/2022 (b)	365,000	365,000
Thurston County School District No. 33 Tumwater, Unlimited Tax GO, 5.00%, 12/1/2022	55,000	56,005
Tobacco Settlement Authority
Rev., 5.00%, 6/1/2022	325,000	325,000
Rev., 5.00%, 6/1/2024	3,480,000	3,578,030
University of Washington
Series 2015B, Rev., 5.00%, 6/1/2022	45,000	45,000
Rev., 5.00%, 7/1/2022	245,000	245,776
Series 2012A, Rev., 5.00%, 7/1/2022 (b)	245,000	245,771
Series 2015C, Rev., 5.00%, 12/1/2022	115,000	117,100
Series A, Rev., 5.00%, 12/1/2022	140,000	142,557
Rev., 5.00%, 4/1/2023	70,000	72,033
Washington Biomedical Research Properties Series 2015A, Rev., 5.00%, 1/1/2023	60,000	61,209
Washington Economic Development Finance Authority, Washington Biomedical Research Properties II
Series A, Rev., 5.00%, 6/1/2022	270,000	270,000
Rev., 5.00%, 6/1/2023	35,000	36,152
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013A, Rev., 5.25%, 1/1/2023 (b)	190,000	194,079
Washington Health Care Facilities Authority, Multi-care Health System
Series 2017B, Rev., 5.00%, 8/15/2022	130,000	131,004
Series A, Rev., 5.00%, 8/15/2022	60,000	60,463
Series B, Rev., 5.00%, 8/15/2023	75,000	77,972
Series B, Rev., 5.00%, 8/15/2024	95,000	100,621
Washington Health Care Facilities Authority, Overlake Hospital Medical Center
Rev., 5.00%, 7/1/2022	105,000	105,308
Series 2017B, Rev., 5.00%, 7/1/2022	1,290,000	1,293,787
Rev., 5.00%, 7/1/2023	30,000	31,007
Washington Health Care Facilities Authority, Peacehealth Series 2014A, Rev., 5.00%, 11/15/2022 (b)	25,000	25,396
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2022	85,000	86,034

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2012A, Rev., 5.00%, 10/1/2023	230,000	232,501
Series 2012A, Rev., 5.00%, 10/1/2024	55,000	55,593
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,040,627
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Rev., 5.00%, 3/1/2026	500,000	530,601
Washington Health Care Facilities Authority, Seattle Children's Hospital Series 2017A, Rev., 5.00%, 10/1/2022	365,000	369,427
Washington Higher Education Facilities Authority, Whitman College Project Rev., 5.00%, 1/1/2023	50,000	50,993
Washington State Housing Finance Commission, Mirabella Project Series 2012A, Rev., 6.75%, 10/3/2022 (b) (d)	22,450,000	22,840,284
Washington State University
Rev., 5.00%, 10/1/2022	100,000	101,233
Rev., 5.00%, 4/1/2023	310,000	318,766
Western Washington University, Housing and Dining System Rev., AGM, 5.00%, 4/1/2023	50,000	51,338
Yakima County School District No. 203 Highland, Unlimited Tax GO, 4.00%, 12/1/2022	25,000	25,333
Yakima County School District No. 208 West Valley GO, 2.00%, 12/1/2022	25,000	25,084
Yakima County School District No. 7 Yakima GO, 5.00%, 12/1/2022	35,000	35,639
Total Washington		92,883,336
West Virginia — 0.1%
Monongalia County Building Commission Rev., 5.00%, 7/1/2022	30,000	30,085
State of West Virginia Series 2018A, GO, 5.00%, 12/1/2022	50,000	50,913
State of West Virginia, Infrastructure Series 2015A, GO, 5.00%, 11/1/2022	25,000	25,385
West Virginia Commissioner of Highways, Surface Transportation Improvements
Series 2017A, Rev., 5.00%, 9/1/2022	520,000	524,979
Series 2018A, Rev., 5.00%, 9/1/2022	235,000	237,250
Series 2017A, Rev., 5.00%, 9/1/2023	270,000	281,215
West Virginia Economic Development Authority, Limited Obligation Lottery Rev., 5.00%, 6/15/2022	210,000	210,272
West Virginia Economic Development Authority, Appalachian Power Co. Series 2015A, Rev., 2.55%, 4/1/2024 (c)	135,000	133,488
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities
Series 2012A, Rev., 5.00%, 6/1/2024	125,000	125,776
Rev., 5.00%, 6/1/2025	805,000	809,984
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project
Series 2009-B, Rev., VRDO, 2.63%, 6/1/2022 (c)	500,000	500,000
Rev., 0.62%, 12/15/2025 (c)	100,000	90,605
West Virginia Hospital Finance Authority, Charleston Area Medical Center Series 2014A, Rev., 5.00%, 9/1/2025	115,000	120,996
West Virginia Hospital Finance Authority, United Health System
Series 2016A, Rev., 5.00%, 6/1/2022	20,000	20,000
Series 2016A, Rev., 5.00%, 6/1/2024	50,000	52,503
West Virginia Housing Development Fund Series 2020B, Rev., 0.30%, 11/1/2022	20,000	19,917
West Virginia State School Building Authority, Lottery
Series 2015A, Rev., 5.00%, 7/1/2022	70,000	70,207
Series 2015A, Rev., 5.00%, 7/1/2023	25,000	25,881
West Virginia State School Building Authority, Lottery Capital Improvement
Series 2013A, Rev., 5.00%, 7/1/2022	30,000	30,089
Series 2012A, Rev., 5.00%, 7/1/2023	100,000	100,274
West Virginia University Project Series 2013A, Rev., 5.00%, 10/1/2022 (b)	190,000	192,356
West Virginia University, University Improvement, West Virginia University Project
Series 2013A, Rev., 5.00%, 10/1/2022 (b)	50,000	50,620
Series 2019A, Rev., 5.00%, 10/1/2022	275,000	278,345
West Virginia Water Development Authority, Infrastructure and Jobs Development Council Program Rev., 2.00%, 10/1/2022	20,000	20,055

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
West Virginia — continued
West Virginia Water Development Authority, Loan Program II
Series 2016A-II, Rev., 5.00%, 11/1/2022	45,000	45,693
Series A-II, Rev., 5.00%, 11/1/2022	25,000	25,385
Series 2016A-II, Rev., 5.00%, 11/1/2023	250,000	261,561
Total West Virginia		4,333,834
Wisconsin — 1.6%
Beaver Dam Unified School District Series 2017B, GO, 4.00%, 4/1/2023	35,000	35,685
Beloit School District, School Improvement GO, 3.00%, 4/1/2023 (b)	25,000	25,292
Central Brown County Water Authority Series 2014A, Rev., 5.00%, 11/1/2022	190,000	192,823
City of Appleton, Water System Rev., 4.00%, 1/1/2023	50,000	50,687
City of Brookfield GO, 3.00%, 12/1/2022	455,000	458,633
City of De Pere Series 2019A, GO, 3.00%, 9/1/2022	50,000	50,217
City of Greensboro Rev., 3.00%, 11/1/2022	20,000	20,124
City of Janesville Series 2020A, GO, 2.00%, 2/1/2023	50,000	50,171
City of Kaukauna, Promissory Note GO, 4.00%, 9/1/2022	100,000	100,220
City of Kenosha, Promissory Notes
Series 2017B, GO, 2.00%, 9/1/2022	50,000	50,100
Series 2018C, GO, 3.00%, 11/1/2022	50,000	50,352
City of Lake Mills, Capital Purpose Series 2014B, GO, 4.00%, 9/1/2022	140,000	140,940
City of Madison
Series 2020B, GO, 2.00%, 10/1/2022	25,000	25,061
Series 2014C, Rev., 5.00%, 12/1/2022	50,000	50,893
Series 2019A, Rev., 5.00%, 1/1/2023	35,000	35,719
City of Madison, Promissory Notes
Series 2017A, GO, 4.00%, 10/1/2022	125,000	126,126
Series 2018A, GO, 4.00%, 10/1/2022	140,000	141,262
City of Madison, Water Utility
Rev., 5.00%, 1/1/2023	300,000	306,167
Rev., BAN, 1.50%, 11/1/2024	1,075,000	1,053,071
City of Manitowoc GO, 2.00%, 2/1/2023	320,000	320,817
City of Merrill Series 2019A, GO, 3.00%, 10/1/2022	60,000	60,322
City of Milwaukee, Promissory Notes
Series 2018 N1, GO, 5.00%, 2/1/2023	1,325,000	1,355,934
Series 2016N2, GO, 4.00%, 3/1/2023	30,000	30,556
Series 2020N4, GO, 5.00%, 4/1/2023	35,000	35,999
Series N4 & B5, GO, 5.00%, 4/1/2023	30,000	30,856
Series 2016N2, GO, 5.00%, 5/15/2023	35,000	36,126
City of Milwaukee, Sewerage System
Series 2013S-5, Rev., 5.00%, 6/1/2022	650,000	650,000
Series 2013 S5, Rev., 5.00%, 6/1/2023	50,000	51,671
Series 2016S7, Rev., 5.00%, 6/1/2023	25,000	25,836
City of Oak Creek
Series 2016C, GO, 3.00%, 10/1/2022	25,000	25,143
Series 2021B, Rev., 2.00%, 4/1/2024	5,020,000	5,016,063
City of Oshkosh, Promissory Notes Series 2017B, GO, 4.00%, 12/1/2022	80,000	81,026
City of Oshkosh, Street Improvement
Series 2019A, GO, 0.05%, 12/1/2022	70,000	69,532

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2019A, GO, 2.00%, 12/1/2023	200,000	200,285
City of Oshkosh, Wisconsin Sewer System Series D, Rev., 5.00%, 5/1/2023	25,000	25,743
City of Racine
GO, 3.00%, 12/1/2022	25,000	25,206
GO, 5.00%, 12/1/2022	25,000	25,453
City of Waukesha, Promissory Notes
Series 2021B, GO, 2.00%, 10/1/2022	130,000	130,296
Series 2019C, GO, 3.00%, 10/1/2022	20,000	20,115
Series 2020A, GO, 3.00%, 10/1/2022	65,000	65,361
Series 2015A, GO, 4.00%, 10/1/2022	75,000	75,678
Series 2015A, GO, 4.00%, 10/1/2022 (b)	35,000	35,319
Series B, GO, 4.00%, 10/1/2022	40,000	40,362
City of Wauwatosa Series 2019A, GO, 4.00%, 12/1/2022	75,000	75,977
County of Dane, Capital Improvement Series 2013A, GO, 4.00%, 6/1/2022	50,000	50,000
County of Dane, Promissory Notes
Series 2018A, GO, 3.00%, 6/1/2022	25,000	25,000
Series 2019A, GO, 2.00%, 6/1/2023	20,000	20,075
County of Eau Claire, Promissory Notes Series 2020A, GO, 5.00%, 9/1/2022	20,000	20,189
County of Fond Du Lac, Promissory Notes Series 2019A, GO, 3.00%, 3/1/2025	260,000	265,267
County of Kenosha, Promissory Notes Series 2018A, GO, 4.00%, 9/1/2022	140,000	140,975
County of Milwaukee
Series 2018A, GO, 5.00%, 8/1/2022	50,000	50,312
Series 2019A, GO, 5.00%, 10/1/2022	65,000	65,795
Series 2017B, GO, 2.00%, 12/1/2022	25,000	25,077
Series 2014A, GO, 3.00%, 12/1/2022	25,000	25,201
Series 2018A, GO, 5.00%, 8/1/2023	75,000	77,871
County of Milwaukee, Corporate Purpose Series 2018D, GO, 3.00%, 8/1/2024	100,000	102,076
County of Shawano GO, 5.00%, 3/1/2023	50,000	51,282
County of St. Croix, Highway Maintenance Facility Series 2018A, GO, 4.00%, 3/1/2023	30,000	30,541
County of Taylor, Promissory Notes Series 2021A, GO, 2.00%, 10/1/2022	85,000	85,191
County of Washington GO, 3.00%, 3/1/2023	50,000	50,539
County of Waupaca, Highway Facility Building Series 2018A, GO, 5.00%, 3/1/2023	55,000	56,419
DeForest Area School District GO, 5.00%, 4/1/2023	85,000	87,389
East Troy Community School District GO, 3.00%, 3/1/2023	20,000	20,219
Fond Du Lac School District Series 2019A, GO, 3.00%, 4/1/2023	40,000	40,454
Fox Valley Technical College District
Series 2012C, GO, 3.00%, 12/1/2022	50,000	50,419
Series 2012C, GO, 3.00%, 12/1/2022 (b)	25,000	25,203
Series 2018A, GO, 4.00%, 12/1/2022	60,000	60,799
Series 2019A, GO, 4.00%, 12/1/2022	55,000	55,733
Franklin Public School District GO, 4.00%, 4/1/2023	25,000	25,520
Glendale Community Development Authority
Rev., 2.30%, 10/1/2022 (b)	20,000	20,064
Series A, Rev., 2.55%, 10/1/2022 (b)	20,000	20,076
Grafton School District GO, 5.00%, 4/1/2023	20,000	20,555
Green Bay Area Public School District GO, 4.00%, 4/1/2023	160,000	163,210
Kohler School District GO, 5.00%, 3/1/2023	30,000	30,767
Marinette School District GO, 3.00%, 3/1/2023	30,000	30,303

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Middleton-Cross Plains Area School District Series 2019A, GO, 5.00%, 3/1/2023	65,000	66,716
Milton School District GO, 5.00%, 3/1/2023	85,000	87,148
Milwaukee Area Technical College District
Series 2019-19J, GO, 3.00%, 6/1/2022	100,000	100,000
Series G, GO, 3.00%, 6/1/2022	20,000	20,000
Series 2018-2019C, GO, 4.00%, 6/1/2022	355,000	355,000
Series C, GO, 4.00%, 6/1/2022	50,000	50,000
Series 2018-19C, GO, 4.00%, 6/1/2023	100,000	102,407
Series B, GO, 4.00%, 6/1/2023	25,000	25,602
Milwaukee Metropolitan Sewerage District
Series 2020A, GO, 3.00%, 10/1/2022	220,000	221,274
Series 2015A, GO, 4.00%, 10/1/2022	115,000	116,044
Series 2017A, GO, 5.00%, 10/1/2022	110,000	111,360
Milwaukee Redevelopment Authority
Rev., 5.00%, 11/15/2022	415,000	421,585
Series 2016A, Rev., 5.00%, 11/15/2022	25,000	25,397
Rev., NATL-RE, 4.00%, 8/1/2023	400,000	409,649
Rev., 5.00%, 11/15/2023	130,000	135,786
Series 2016A, Rev., 5.00%, 11/15/2023	40,000	41,780
Rev., 5.00%, 11/15/2024	125,000	133,344
Monona Grove School District GO, 2.00%, 5/1/2023	55,000	55,179
New Berlin School District GO, 2.00%, 3/1/2023	50,000	50,150
Northcentral Technical College District, Promissory Notes GO, 4.00%, 3/1/2023	75,000	76,318
Northeast Wisconsin Technical College District, Promissory Notes Series 2015C, GO, 3.00%, 4/1/2023	25,000	25,275
Pewaukee School District Series 2019B, GO, 5.00%, 9/1/2023	50,000	51,988
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2025	315,000	317,215
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project Series 2021B2, Rev., 2.25%, 6/1/2027	1,975,000	1,819,847
Public Finance Authority, KU Campus Development Corp. - Central District Development Project
Rev., 5.00%, 3/1/2023	145,000	148,828
Rev., 5.00%, 3/1/2025	160,000	171,863
Public Finance Authority, Renown Regional Medical Center Project
Series 2016A, Rev., 5.00%, 6/1/2023	100,000	103,312
Series 2015A, Rev., 5.00%, 6/1/2025	145,000	155,013
Public Finance Authority, Retirement Housing Foundation, Distribution System Series 2017B, Rev., 5.00%, 11/15/2022	25,000	25,280
Public Finance Authority, Searstone CCRC Project Series 2020A, Rev., 8.63%, 6/1/2022 (b)	1,295,000	1,295,000
Public Finance Authority, Voyager Foundation Inc., Project Series 2012A, Rev., 6.20%, 10/1/2022 (b)	325,000	330,190
Richland School District GO, 2.50%, 10/1/2022	25,000	25,085
River Falls School District, Corporate Purpose Series 2018A, GO, 5.00%, 4/1/2023	40,000	41,134
River Falls School District, School Building and Improvement Series 2019A, GO, 3.00%, 4/1/2023	25,000	25,298
School District of Maple Series 2015A, GO, 5.00%, 4/1/2023	30,000	30,833
Sevastopol School District, Promissory Notes
GO, 4.00%, 3/1/2024	985,000	1,020,607
GO, 4.00%, 3/1/2025	625,000	656,481
State of Wisconsin
Series 2016-2, GO, 1.50%, 11/1/2022	75,000	75,072
Series 2, GO, 4.00%, 11/1/2022	310,000	313,486

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2014-3, GO, 4.00%, 11/1/2022	70,000	70,787
GO, 5.00%, 11/1/2022	290,000	294,454
Series 2, GO, 5.00%, 11/1/2022	205,000	208,149
Series 2014-3, GO, 5.00%, 11/1/2022 (b)	425,000	431,510
Series 2014-3, GO, 5.00%, 11/1/2022	145,000	147,227
Series 2016-1, GO, 5.00%, 11/1/2022	125,000	126,920
Series 2017-2, GO, 5.00%, 11/1/2022	100,000	101,536
Series 1, GO, 5.00%, 5/1/2023 (b)	25,000	25,773
Series 2013-1, GO, 5.00%, 5/1/2023	25,000	25,789
Series 2015A, GO, 5.00%, 5/1/2023	105,000	108,294
Series 2015A, GO, 5.00%, 5/1/2023 (b)	30,000	30,941
Series 2015C, GO, 5.00%, 5/1/2023	70,000	72,209
Series 2017A, GO, 5.00%, 5/1/2023	20,000	20,631
Series 2018A, GO, 5.00%, 5/1/2023	25,000	25,789
Series 2018A, GO, 5.00%, 5/1/2023 (b)	135,000	139,236
Series 2018B, GO, 5.00%, 5/1/2023 (b)	220,000	226,801
Series 2021A, GO, 5.00%, 5/1/2023	25,000	25,789
Series 2014-3, GO, 5.00%, 11/1/2023	165,000	167,533
Series 1, GO, 5.00%, 5/1/2024	40,000	41,236
Series 4, GO, 5.00%, 5/1/2025	40,000	42,799
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Series 2013-1, Rev., 4.00%, 6/1/2023 (b)	40,000	40,943
State of Wisconsin, Clean Water Fund Series 2013-1, Rev., 5.00%, 6/1/2023 (b)	30,000	31,003
State of Wisconsin, Clean Water Fund Leveraged Loan Portfolio
Series 2013-1, Rev., 4.00%, 6/1/2022 (b)	100,000	100,000
Series 2012-2, Rev., 5.00%, 6/1/2022 (b)	240,000	240,000
State of Wisconsin, Environmental Improvement Fund
Series 2017A, Rev., 5.00%, 6/1/2022	85,000	85,000
Series 2017A, Rev., 5.00%, 6/1/2023	20,000	20,683
Series 2018A, Rev., 5.00%, 6/1/2023	50,000	51,707
State of Wisconsin, Master Lease Series 2021A, COP, 4.00%, 3/1/2023	30,000	30,572
Tender Option Bond Trust Receipts/Certificates Series 2020-XL0147, Rev., VRDO, AGM, LOC : Barclays Bank plc, 0.72%, 6/9/2022 (c) (d)	10,640,000	10,640,000
Town of Liberty Grove, Promissory Notes GO, 4.00%, 9/1/2022	20,000	20,126
University of Wisconsin, Hospitals and Clinics
Series 2013A, Rev., 4.00%, 4/1/2023 (b)	780,000	795,452
Series 2013A, Rev., 5.00%, 4/1/2023 (b)	620,000	637,375
Village of Fox Crossing, Corporate Purpose GO, 3.00%, 4/1/2024	185,000	188,597
Village of Jackson Series 2017A, GO, 2.00%, 12/1/2022	35,000	35,086
Village of Menomonee Falls, Corporate Purpose
Series B, GO, 3.50%, 2/1/2023	155,000	156,882
Series B, GO, 3.50%, 2/1/2024	245,000	251,719
Village of Menomonee Falls, Promissory Notes GO, 3.00%, 6/1/2022	25,000	25,000
Village of Pleasant Prairie Series 2014A, GO, 5.00%, 9/1/2022	150,000	151,451
Walworth County Joint School District No. 2 Genoa - Bloomfield, School Improvement GO, 4.00%, 4/1/2023	20,000	20,385
Waterford Graded Joint School District No. 1, Promissory Notes GO, 3.00%, 4/1/2023	25,000	25,269
Waukesha School District, Promissory Notes GO, 3.00%, 4/1/2023	50,000	50,580
Waunakee Community School District, School Building Series 2015A, GO, 5.00%, 4/1/2023	200,000	205,571
Wausau School District, Promissory Notes GO, 4.00%, 3/1/2023	25,000	25,464

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wauwatosa School District, School Building and Improvement
Series 2019B, GO, 5.00%, 9/1/2022	200,000	201,890
Series 2019A, GO, 3.00%, 3/1/2023	50,000	50,558
Wisconsin Center District, Capital Appreciation Series 1996A, Rev., NATL-RE, Zero Coupon, 12/15/2022	90,000	89,042
Wisconsin Department of Transportation
Series 2014-1, Rev., 4.50%, 7/1/2022 (b)	220,000	220,605
Series 1, Rev., 5.00%, 7/1/2022 (b)	605,000	606,905
Series 1, Rev., 5.00%, 7/1/2022	560,000	561,796
Series 2, Rev., 5.00%, 7/1/2022	245,000	245,786
Series 2, Rev., 5.00%, 7/1/2022 (b)	265,000	265,835
Series 2014-1, Rev., 5.00%, 7/1/2022 (b)	110,000	110,346
Series 2015-1, Rev., 5.00%, 7/1/2022	45,000	45,144
Series 2015A, Rev., 5.00%, 7/1/2022	115,000	115,369
Series 2017-1, Rev., 5.00%, 7/1/2022	420,000	421,347
Series 1, Rev., 5.00%, 7/1/2023 (b)	95,000	98,461
Series 2013-1, Rev., 5.00%, 7/1/2023 (b)	25,000	25,911
Series 2017-1, Rev., 5.00%, 7/1/2023	10,000	10,365
Wisconsin Health & Educational Facilities Authority Rev., 5.00%, 4/1/2023	650,000	668,709
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Rev., 5.00%, 1/29/2025 (c)	200,000	213,295
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2022	25,000	25,056
Wisconsin Health and Educational Facilities Authority, Gundersen Lutheran Rev., 3.00%, 11/15/2022	20,000	20,146
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin Rev., 5.00%, 12/1/2022	80,000	81,449
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 1/25/2023 (c)	1,175,000	1,200,037
Series 2018B-3, Rev., 5.00%, 1/31/2024 (c)	1,075,000	1,135,152
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	65,000	71,223
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2022	55,000	55,170
Rev., 5.00%, 7/1/2023	300,000	310,665
Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group
Series 2013A, Rev., 4.50%, 11/15/2023 (b)	275,000	285,817
Series 2013B-5, Rev., 5.00%, 12/3/2024 (c)	105,000	112,108
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit
Series 2013B-1, Rev., 4.00%, 11/15/2022	50,000	50,557
Series 2013A, Rev., 5.00%, 11/15/2023 (b)	20,000	20,930
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2022	315,000	319,926
Series 2019A, Rev., 5.00%, 11/15/2024	250,000	266,317
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2022	40,000	40,304
Rev., 5.00%, 8/15/2023	100,000	103,902
Rev., 5.00%, 8/15/2024	100,000	106,116
Rev., 5.00%, 8/15/2025	100,000	108,312
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligation Group
Rev., 5.00%, 8/15/2022	25,000	25,190
Series 2015A, Rev., 5.00%, 8/15/2022	25,000	25,190
Wisconsin Health and Educational Facilities Authority, Aurora Health Care, Inc. Series 2013A, Rev., 5.25%, 4/15/2023 (b)	125,000	128,935

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group
Rev., 5.00%, 11/15/2022	1,085,000	1,102,665
Series 2014A, Rev., 5.00%, 11/15/2023	135,000	141,187
Rev., 5.00%, 11/15/2025	355,000	377,671
Series 2014A, Rev., 5.00%, 11/15/2026	65,000	68,975
Wisconsin Health and Educational Facilities Authority, Marquette University
Rev., 5.00%, 10/1/2022	835,000	844,987
Rev., 5.00%, 10/1/2024	50,000	50,611
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc. Series 2016B, Rev., 5.00%, 2/15/2023	80,000	81,736
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc.
Rev., 5.00%, 6/1/2022	330,000	330,000
Rev., 5.00%, 6/1/2026	160,000	160,507
Wisconsin Health and Educational Facilities Authority, Ministry Health care Series 2012C, Rev., 5.00%, 8/15/2022 (b)	170,000	171,311
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries
Rev., 4.00%, 1/1/2023	125,000	125,554
Rev., 4.00%, 1/1/2024	160,000	161,412
Rev., 4.00%, 1/1/2025	210,000	212,461
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc. Series 2014A, Rev., 5.00%, 7/1/2022	125,000	125,380
Wisconsin Health and Educational Facilities Authority, The Monroe Clinic, Inc.
Rev., 3.00%, 8/15/2025 (b)	25,000	25,607
Rev., 4.00%, 8/15/2025 (b)	30,000	31,689
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc.
Rev., 5.00%, 12/15/2022	35,000	35,666
Rev., 5.00%, 12/15/2023	120,000	125,686
Wisconsin Health and Educational Facilities Authority, Unity Point Health
Series 2014A, Rev., 5.00%, 12/1/2024	185,000	196,731
Series 2014A, Rev., 5.00%, 12/1/2025	285,000	302,487
Wisconsin Health and Educational Facilities Authority, Unitypoint Health Series 2014A, Rev., 5.00%, 12/1/2022	180,000	182,764
WPPI Energy Power Supply System
Series 2013A, Rev., 5.00%, 7/1/2022	1,265,000	1,268,692
Series 2016A, Rev., 5.00%, 7/1/2022	225,000	225,657
Series 2018A, Rev., 5.00%, 7/1/2022	140,000	140,409
Series 2013A, Rev., 5.00%, 7/1/2024	465,000	480,412
Series 2018A, Rev., 5.00%, 7/1/2024	90,000	95,064
Series 2013A, Rev., 4.00%, 7/1/2026	450,000	458,632
Total Wisconsin		54,632,373
Wyoming — 0.0% ^
Albany County School District No. 1 GO, 4.00%, 6/1/2023	20,000	20,455
Carbon County School District No. 1 Rawlins Building
GO, 3.38%, 6/15/2022 (b)	25,000	25,020
GO, 4.50%, 6/15/2022 (b)	130,000	130,158
University of Wyoming, Facilities Improvement
Series 2012A, Rev., 5.00%, 6/1/2022 (b)	75,000	75,000
Series 2012B, Rev., 5.00%, 6/1/2022 (b)	25,000	25,000

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wyoming — continued
Wyoming State Loan and Investment Board, Capital Facilities
Series 2012A, Rev., 4.00%, 10/1/2022	25,000	25,228
Series 2012A, Rev., 5.00%, 10/1/2023	30,000	30,327
Total Wyoming		331,188
Total Municipal Bonds (Cost $3,276,842,545)		3,258,878,959
Collateralized Mortgage Obligations — 0.0% ^
Pennsylvania Intergovernmental Cooperation Authority, 5.00%, 6/15/2022(Cost $95,171)	95,000	95,134
	SHARES
Short Term Investments — 6.4%
Investment Companies — 6.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (g) (h) (Cost $218,619,239)	218,554,347	218,641,769
Total Investments — 100.7% (Cost $3,495,556,955)		3,477,615,862
Liabilities in Excess of Other Assets — (0.7)%		(22,499,643)
NET ASSETS — 100.0%		3,455,116,219

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CCRC	Congregate Care Retirement Center
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
TRAN	Tax & Revenue Anticipation Note

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
XLCA	Insured by XL Capital Assurance

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$95,134	$—	$95,134
Municipal Bonds	—	3,258,878,959	—	3,258,878,959
Short-Term Investments
Investment Companies	218,641,769	—	—	218,641,769
Total Investments in Securities	$218,641,769	$3,258,974,093	$—	$3,477,615,862
B.  Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (a) (b)	$288,389,747	$1,666,865,965	$1,736,634,202	$(1,135)	$21,394	$218,641,769	218,554,347	$241,013	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.